UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedules of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                           INVESTMENT TRUST PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 99.1%
Aerospace - 0.9%
  Raytheon Co.                                   233,000        $    10,384,810
                                                                ---------------
Banks - 9.4%
  Bank of America Corp.                          602,100             28,961,010
  Citigroup, Inc.(b)                             700,500             33,792,120
  J.P. Morgan Chase & Co.                        580,900             24,397,800
  Key Corp.                                      266,400              9,505,152
  U.S. Bancorp.                                  450,100             13,899,088
                                                                ---------------
                                                                    110,555,170
                                                                ---------------
Beverages & Bottling - 1.8%
  Pepsi Bottling Group, Inc.                     235,700              7,577,755
  PepsiCo, Inc.                                  220,500             13,238,820
                                                                ---------------
                                                                     20,816,575
                                                                ---------------
Chemicals - 1.5%
  The Dow Chemical Co.                           291,000             11,357,730
  The Lubrizol Corp.                             163,000              6,495,550
                                                                ---------------
                                                                     17,853,280
                                                                ---------------
Computer & Office Equipment - 4.8%
  Cisco Systems, Inc.(c)                       1,040,400             20,319,012
  Hewlett-Packard Co.                            420,700             13,327,776
  International Business Machines
    Corp.(b)                                     293,400             22,538,988
                                                                ---------------
                                                                     56,185,776
                                                                ---------------
Computer Software & Services - 4.8%
  Advanced Micro Devices,
    Inc.(b)(c)                                   156,600              3,824,172
  Computer Sciences Corp.(c)                     129,500              6,288,520
  eBay, Inc.(b)(c)                               172,700              5,058,383
  Google, Inc. - Class A(b)(c)                    10,700              4,486,831
  McAfee, Inc.(c)                                273,100              6,628,137
  Microsoft Corp.(b)                             468,100             10,906,730
  Oracle Corp.(c)                                872,700             12,645,423
  VeriSign, Inc.(c)                              315,000              7,298,550
                                                                ---------------
                                                                     57,136,746
                                                                ---------------
Conglomerates - 1.2%
  Time Warner, Inc.                              790,300             13,672,190
                                                                ---------------
Electronics - 2.1%
  Emerson Electric Co.                           107,300              8,992,813
  L-3 Communications Holdings,
    Inc.                                         134,700             10,159,074
  Vishay Intertechnology, Inc.(c)                385,100              6,057,623
                                                                ---------------
                                                                     25,209,510
                                                                ---------------
Energy & Utilities - 3.6%
  FirstEnergy Corp.                              159,600              8,651,916
  PG&E Corp.(b)                                  322,900             12,683,512
  PPL Corp.                                      437,000             14,115,100
  Sempra Energy                                  152,500              6,935,700
                                                                ---------------
                                                                     42,386,228
                                                                ---------------
Entertainment & Leisure - 2.7%
  MGM MIRAGE(c)                                  154,200              6,291,360
  Sabre Holdings Corp.                           314,500              6,919,000
  The Walt Disney Co.(b)(d)                      610,200             18,306,000
                                                                ---------------
                                                                     31,516,360
                                                                ---------------
Finance - 5.5%
  American Express Co.                           215,200             11,452,944
  The Bear Stearns Cos., Inc.                     65,400              9,161,232

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Finance (Continued)
  CIT Group, Inc.                                196,000        $    10,248,840
  Countrywide Financial Corp.                    159,298              6,066,068
  The Goldman Sachs Group, Inc.                   77,500             11,658,325
  State Street Corp.                             164,000              9,526,760
  Washington Mutual, Inc.                        162,600              7,411,308
                                                                ---------------
                                                                     65,525,477
                                                                ---------------
Food & Agriculture - 1.4%
  Archer-Daniels-Midland Co.                     206,200              8,511,936
  General Mills, Inc.(b)                         160,700              8,301,762
                                                                ---------------
                                                                     16,813,698
                                                                ---------------
Home Furnishings/Housewares - 0.5%
  Newell Rubbermaid, Inc.
                                                 234,700              6,062,301
                                                                ---------------
Insurance - 5.6%
  Aetna, Inc.                                    233,500              9,323,655
  The Allstate Corp.                             166,800              9,128,964
  American International Group,
    Inc.
                                                 117,800              6,956,090
  CHUBB Corp.
                                                 176,300              8,797,370
  Genworth Financial, Inc.                       204,800              7,135,232
  Prudential Financial, Inc.                     110,300              8,570,310
  The St. Paul Travelers Cos., Inc.              241,700             10,774,986
  W.R. Berkley Corp.                             158,125              5,396,806
                                                                ---------------
                                                                     66,083,413
                                                                ---------------
Machinery & Heavy Equipment - 0.8%
  Caterpillar, Inc.                              128,000              9,533,440
                                                                ---------------
Manufacturing - 9.2%
  Black & Decker Corp.(b)                         67,900              5,734,834
  Dade Behring Holdings, Inc.                    146,300              6,091,932
  Fortune Brands, Inc.                           113,900              8,088,039
  General Electric Co.(d)                      1,426,900             47,030,624
  Ingersoll-Rand Co. Ltd. - Class
    A(b)                                         171,500              7,336,770
  Nike, Inc.(b)                                   67,000              5,427,000
  Nucor Corp.(b)
                                                 215,600             11,696,300
  Reynold American, Inc.(b)
                                                  87,000             10,031,100
  Textron, Inc.                                   73,300              6,756,794
                                                                ---------------
                                                                    108,193,393
                                                                ---------------
Medical & Medical Services - 3.1%
  Amgen, Inc.(c)                                  98,000              6,392,540
  Coventry Health Care, Inc.(c)                  188,206             10,340,038
  HCA, Inc.(b)
                                                 147,300              6,355,995
  Invitrogen Corp.(c)
                                                 105,400              6,963,778
  McKesson Corp.                                 136,800              6,467,904
                                                                ---------------
                                                                     36,520,255
                                                                ---------------
Medical Instruments & Supplies - 2.4%
  Beckman Coulter, Inc.                          135,000              7,499,250
  Becton, Dickinson & Co.
                                                 128,700              7,867,431
  Johnson & Johnson
                                                 101,000              6,051,920
  Waters Corp.(c)                                154,300              6,850,920
                                                                ---------------
                                                                     28,269,521
                                                                ---------------
Motor Vehicles - 1.5%
  Harley-Davidson, Inc.(b)
                                                 141,500              7,766,935
  PACCAR, Inc.
                                                 119,000              9,803,220
                                                                ---------------
                                                                     17,570,155
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     INVESTMENT TRUST PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Oil & Gas - 9.8%
  BJ Services Co.                                166,400        $     6,200,064
  Chevron Corp.                                  390,400             24,228,224
  ConocoPhillips                                 226,900             14,868,757
  Devon Energy Corp.                             158,600              9,581,026
  Exxon Mobil Corp.                              436,700             26,791,545
  Marathon Oil Corp.                             107,800              8,979,740
  Nabors Industries Ltd.(b)(c)                   190,300              6,430,237
  Patterson-UTI Energy, Inc.(b)                  352,200              9,970,782
  Valero Energy Corp.                            130,300              8,667,556
                                                                ---------------
                                                                    115,717,931
                                                                ---------------
Paper & Paper Products - 0.5%
  Temple-Inland, Inc.                            144,700              6,203,289
                                                                ---------------
Pharmaceuticals - 5.8%
  Abbott Laboratories(d)                         161,300              7,034,293
  Merck & Co., Inc.                              469,800             17,114,814
  Pfizer, Inc.                                 1,158,700             27,194,689
  Wyeth                                          381,600             16,946,856
                                                                ---------------
                                                                     68,290,652
                                                                ---------------
Publishing & Printing - 0.5%
  The McGraw-Hill Cos., Inc.                     123,700              6,213,451
                                                                ---------------
Railroad & Shipping - 1.1%
  Union Pacific Corp.                            137,100             12,744,816
                                                                ---------------
Real Estate - 0.6%
  Simon Property Group, Inc.(b)                   83,900              6,958,666
                                                                ---------------
Restaurants - 0.8%
  McDonald's Corp.                               293,600              9,864,960
                                                                ---------------
Retail Merchandising - 5.4%
  American Eagle Outfitters, Inc.                319,500             10,875,780
  Barnes & Noble, Inc.                           136,128              4,968,672
  Dillard's, Inc. - Class A                      243,600              7,758,660
  The Home Depot, Inc.                           369,100             13,210,089
  J.C. Penney Co., Inc.(b)                       149,800             10,112,998
  The Kroger Co.                                 276,100              6,035,546
  Limited Brands, Inc.                           428,500             10,965,315
                                                                ---------------
                                                                     63,927,060
                                                                ---------------
Security Brokers & Dealers - 0.8%
  Lehman Brothers Holdings, Inc.                 141,200              9,199,180
                                                                ---------------
Semiconductors & Related Devices - 2.5%
  Freescale Semiconductor, Inc. -
    Class A(c)                                   182,700              5,298,300
  Freescale Semiconductor, Inc. -
    Class B(c)                                   182,700              5,371,380
  Lam Research Corp.(c)                          126,600              5,902,092
  MEMC Electronic Materials,
    Inc.(c)                                      192,000              7,200,000
  Texas Instruments, Inc.                        191,700              5,806,593
                                                                ---------------
                                                                     29,578,365
                                                                ---------------
Soaps & Cosmetics - 1.3%
  Colgate-Palmolive Co.                          179,586             10,757,201
  The Procter & Gamble Co.                        86,100              4,787,160
                                                                ---------------
                                                                     15,544,361
                                                                ---------------
Telecommunications - 4.9%
  Amdocs Ltd.(c)                                 191,800              7,019,880
  AT&T, Inc.(b)                                  588,500             16,413,265
  Embarq Corp.(c)                                 18,751                768,603
  Motorola, Inc.                                 636,400             12,823,460

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Telecommunications (Continued)
  Sprint Nextel Corp.                            374,337        $     7,482,997
  Verizon Communications, Inc.                   395,991             13,261,739
                                                                ---------------
                                                                     57,769,944
                                                                ---------------
Tobacco - 0.8%
  Altria Group, Inc.                             123,400              9,061,262
                                                                ---------------
Transportation - 1.5%
  Con-Way, Inc.                                  164,200              9,512,106
  Ryder Systems, Inc.                            148,600              8,682,698
                                                                ---------------
                                                                     18,194,804
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $975,138,975)                                             1,169,557,039
                                                                ---------------

                                                      PAR/SHARES
                                        MATURITY        (000)
                                       ----------     ----------
SHORT TERM INVESTMENTS - 1.0%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(e)                             07/03/06   $   2,000         1,999,489
  Galileo Money Market Fund                             9,757         9,756,943
                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,756,432)                                                 11,756,432
                                                                ---------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.1%
  (Cost $986,895,407)                                             1,181,313,471
                                                                ---------------

SECURITIES LENDING COLLATERAL - 3.5%
  Bank of America, Master Notes
    5.38%(f)(g)                          07/03/06       8,748         8,748,416
  Bank of Nova Scotia, Certificate
    of Deposit 5.30%(g)                  08/08/06       5,888         5,887,657
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper 5.31%(f)(g)                    07/03/06       4,854         4,854,233
  Merrill Lynch, Floating Rate
    Notes 5.15%(f)(g)                    07/14/06       7,441         7,441,376
  Merrill Lynch, Master Notes
    5.41%(g)                             07/03/06       1,357         1,357,356
  Morgan Stanley, Floating Rate
    Notes 5.37%(f)(g)                    07/03/06      12,691        12,690,546

                                                                     ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $40,979,584)                                                 40,979,584
                                                                     ----------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     INVESTMENT TRUST PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
INVESTMENT IN AFFILIATE - 7.4%
  Institutional Money Market
    Trust(g)
  (Cost $88,043,311)                          88,043,311        $    88,043,311
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 111.0%
  (Cost $1,115,918,302(a))                                        1,310,336,366
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (10.9)%                                     (129,022,895)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.1)%                                              (1,228,431)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $ 1,180,085,040
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $1,115,567,509. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                $ 210,600,488
     Gross unrealized depreciation                                  (15,831,631)
                                                                  -------------
                                                                  $ 194,768,857
                                                                  =============

(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,750,420 on 37 long S&P 500 futures contracts expiring September 2006.
     The notional value of such contracts on June 30, 2006 was $11,834,450, with an unrealized gain of $236,060 (including commissions of $117).
(e)  The rate shown is the effective yield at the time of purchase.
(f)  Rates shown are the rates as of June 30, 2006.
(g)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 99.0%
Aerospace - 1.1%
  Lockheed Martin Corp.                           24,600        $     1,764,804
  Raytheon Co.                                    44,600              1,987,822
                                                                ---------------
                                                                      3,752,626
                                                                ---------------
Banks - 17.2%
  Bank of America Corp.(b)                       327,400             15,747,940
  Citigroup, Inc.(b)(c)                          352,600             17,009,424
  Colonial BancGroup, Inc.                       102,700              2,637,336
  J.P. Morgan Chase & Co.                        296,500             12,453,000
  Key Corp.                                       85,400              3,047,072
  SunTrust Banks, Inc.(b)                         43,200              3,294,432
  U.S. Bancorp.(b)                               160,500              4,956,240
                                                                ---------------
                                                                     59,145,444
                                                                ---------------
Beverages & Bottling - 1.1%
  Anheuser-Busch Cos., Inc.                       39,400              1,796,246
  Pepsi Bottling Group, Inc.(b)                   61,200              1,967,580
                                                                ---------------
                                                                      3,763,826
                                                                ---------------
Chemicals - 1.7%
  The Dow Chemical Co.(b)                         52,800              2,060,784
  The Lubrizol Corp.                              38,200              1,522,270
  Rohm and Haas Co.(b)                            45,200              2,265,424
                                                                ---------------
                                                                      5,848,478
                                                                ---------------
Commercial Banks, Nec - 0.6%
  BB&T Corp.                                      50,100              2,083,659
                                                                ---------------
Computer & Office Equipment - 1.7%
  Hewlett-Packard Co.                             94,300              2,987,424
  International Business Machines
    Corp.(b)                                      16,100              1,236,802
  Western Digital Corp.(b)(d)                     87,000              1,723,470
                                                                ---------------
                                                                      5,947,696
                                                                ---------------
Computer Software & Services - 1.0%
  Computer Sciences Corp.(d)                      35,300              1,714,168
  McAfee, Inc.(d)                                 70,700              1,715,889
                                                                ---------------
                                                                      3,430,057
                                                                ---------------
Conglomerates - 1.8%
  Time Warner, Inc.                              357,500              6,184,750
                                                                ---------------
Electronics - 0.5%
  L-3 Communications Holdings,
    Inc.                                          22,100              1,666,782
                                                                ---------------
Energy & Utilities - 5.6%
  CenterPoint Energy, Inc.                       255,600              3,195,000
  FirstEnergy Corp.                               60,600              3,285,126
  PG&E Corp.(b)                                   89,300              3,507,704
  PPL Corp.(b)                                   131,700              4,253,910
  Sempra Energy                                   67,400              3,065,352
  TXU Corp.                                       33,700              2,014,923
                                                                ---------------
                                                                     19,322,015
                                                                ---------------
Entertainment & Leisure - 2.3%
  Sabre Holdings Corp.                            69,200              1,522,400
  The Walt Disney Co.(b)                         211,200              6,336,000
                                                                ---------------
                                                                      7,858,400
                                                                ---------------
Finance - 5.8%
  The Bear Stearns Cos., Inc.                     25,400              3,558,032
  Capital One Financial Corp.(b)                  25,700              2,196,065

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Finance (Continued)
  CIT Group, Inc.                                 49,600        $     2,593,584
  Countrywide Financial Corp.                     51,700              1,968,736
  Fannie Mae                                      28,500              1,370,850
  The Goldman Sachs Group, Inc.                   18,300              2,752,869
  State Street Corp.                              27,500              1,597,475
  Washington Mutual, Inc.                         83,300              3,796,814
                                                                ---------------
                                                                     19,834,425
                                                                ---------------
Food & Agriculture - 1.5%
  Archer-Daniels-Midland Co.                      83,000              3,426,240
  General Mills, Inc.(b)                          37,600              1,942,416
                                                                ---------------
                                                                      5,368,656
                                                                ---------------
Home Furnishings/Housewares - 0.6%
  Newell Rubbermaid, Inc.                         79,400              2,050,902
                                                                ---------------
Insurance - 7.7%
  ACE Ltd.                                        35,100              1,775,709
  The Allstate Corp.
                                                  82,800              4,531,644
  American International Group,
    Inc.
                                                  54,300              3,206,415
  CHUBB Corp.                                     68,900              3,438,110
  Genworth Financial, Inc.                        75,200              2,619,968
  MetLife, Inc.(b)                                41,700              2,135,457
  Nationwide Financial Services,
    Inc.                                          40,100              1,767,608
  The St. Paul Travelers Cos., Inc.              111,800              4,984,044
  W.R. Berkley Corp.                              63,500              2,167,255
                                                                ---------------
                                                                     26,626,210
                                                                ---------------
Machinery & Heavy Equipment - 0.7%
  Caterpillar, Inc.                               32,800              2,442,944
                                                                ---------------
Manufacturing - 6.8%
  Black & Decker Corp.(b)                         18,100              1,528,726
  Cummins, Inc.(b)                                23,100              2,823,975
  Fortune Brands, Inc.                            29,700              2,108,997
  General Electric Co.                           215,900              7,116,064
  Ingersoll-Rand Co. Ltd. - Class A               61,400              2,626,692
  Nucor Corp.(b)                                  43,400              2,354,450
  Parker Hannifin Corp.
                                                  26,400              2,048,640
  Reynold American, Inc.(b)
                                                  23,700              2,732,610
                                                                ---------------
                                                                     23,340,154
                                                                ---------------
Medical & Medical Services - 1.1%
  Community Health Systems,
    Inc.(d)                                       53,400              1,962,450
  Coventry Health Care, Inc.(d)                   34,925              1,918,779
                                                                ---------------
                                                                      3,881,229
                                                                ---------------
Metal & Mining - 0.6%
  Phelps Dodge Corp.                              23,900              1,963,624
                                                                ---------------
Oil & Gas - 14.2%
  AGL Resources, Inc.                             66,700              2,542,604
  Chevron Corp.                                  176,900             10,978,414
  ConocoPhillips                                 136,000              8,912,080
  Devon Energy Corp.                              48,600              2,935,926
  Exxon Mobil Corp.                              260,700             15,993,945
  Hess Corp.(b)                                   66,900              3,535,665
  Valero Energy Corp.
                                                  60,400              4,017,808
                                                                ---------------
                                                                     48,916,442
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Paper & Paper Products - 1.0%
  Temple-Inland, Inc.                             81,200        $     3,481,044
                                                                ---------------
Pharmaceuticals - 5.7%
  Merck & Co., Inc.                              146,500              5,336,995
  Pfizer, Inc.                                   455,300             10,685,891
  Wyeth                                           78,500              3,486,185
                                                                ---------------
                                                                     19,509,071
                                                                ---------------
Publishing & Printing - 0.6%
  The McGraw-Hill Cos., Inc.                      40,900              2,054,407
                                                                ---------------
Railroad & Shipping - 1.0%
  Burlington Northern Santa Fe
    Corp.                                         22,100              1,751,425
  Union Pacific Corp.                             18,900              1,756,944
                                                                ---------------
                                                                      3,508,369
                                                                ---------------
Real Estate - 3.4%
  CB Richard Ellis Group, Inc. -
    Class A(d)                                    52,400              1,304,760
  Host Hotels & Resorts, Inc.                    169,800              3,713,526
  HRPT Properties Trust(REIT)                    199,300              2,303,908
  Simon Property Group, Inc.(b)                   52,300              4,337,762
                                                                ---------------
                                                                     11,659,956
                                                                ---------------
Restaurants - 1.1%
  McDonald's Corp.                               110,500              3,712,800
                                                                ---------------
Retail Merchandising - 2.2%
  Barnes & Noble, Inc.(b)                         36,600              1,335,900
  The Home Depot, Inc.                            49,600              1,775,184
  J.C. Penney Co., Inc.(b)                        38,000              2,565,380
  The Kroger Co.                                  93,900              2,052,654
                                                                ---------------
                                                                      7,729,118
                                                                ---------------
Security Brokers & Dealers - 1.3%
  Lehman Brothers Holdings, Inc.                  66,700              4,345,505
                                                                ---------------
Semiconductors & Related Devices - 0.6%
  Freescale Semiconductor, Inc. -
    Class A(d)                                    47,650              1,381,850
  Freescale Semiconductor, Inc. -
    Class B(d)                                    24,250                712,950
                                                                ---------------
                                                                      2,094,800
                                                                ---------------
Soaps & Cosmetics - 1.4%
  The Procter & Gamble Co.                        84,800              4,714,880
                                                                ---------------
Telecommunications - 6.2%
  ALLTEL Corp.(b)                                 34,000              2,170,220
  AT&T, Inc.(b)                                  304,200              8,484,138
  Embarq Corp.(d)                                  6,625                271,559
  Motorola, Inc.                                  84,600              1,704,690
  Sprint Nextel Corp.                            132,700              2,652,673
  Verizon Communications, Inc.                   176,500              5,910,985
                                                                ---------------
                                                                     21,194,265
                                                                ---------------
Tobacco - 0.9%
  Altria Group, Inc.                              41,200              3,025,316
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $269,117,933)                                               340,457,850
                                                                ---------------

                                                                     VALUE
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.0%
  (Cost $269,117,933)                                           $   340,457,850
                                                                ---------------

                                                            PAR
                                                         MATURITY      (000)
                                                        ----------   ----------
SECURITIES LENDING COLLATERAL - 4.5%
  Bank of America, Master Notes
    5.38%(e)(f)                               07/03/06  $   10,046   10,046,432
  Bank of Nova Scotia, Certificate
    of Deposit 5.30%(f)                       08/08/06       3,841    3,841,176
  Bear Stearns Floating Rate Notes
    5.37%(f)(g)                               07/03/06         618      617,858
  Citibank, Master Notes
    5.38%(e)(f)                               07/03/06         386      386,434
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper 5.31%(e)(f)                         07/03/06         472      472,296
  Morgan Stanley, Floating Rate
    Notes 5.37%(e)(f)                         07/03/06          85       85,261

                                                                     ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $15,449,457)                                                 15,449,457
                                                                     ----------

                                                                      NUMBER
                                                                    OF SHARES
                                                                ---------------
INVESTMENT IN AFFILIATE - 14.0%
  Institutional Money Market
    Trust(f)
  (Cost $48,132,568)                          48,132,568             48,132,568
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 117.5%
  (Cost $332,699,958(a))                                            404,039,875
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (18.5)%                                      (63,582,025)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.0%                                                  3,444,033
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   343,901,883
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $334,758,145. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    74,051,151
     Gross unrealized depreciation                                   (4,769,421)
                                                                ---------------
                                                                $    69,281,730
                                                                ===============

(b)  Total or partial securities on loan.

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

(c)  Securities, or a portion thereof, pledged as collateral with a value of
     $694,656 on 11 long S&P 500 futures contracts expiring September 2006. The notional value of such contracts on June 30, 2006 was $3,518,350, with an unrealized gain of $29,200 (including commissions of $35).
(d)  Non-income producing security.
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.
(g)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 98.1%
Aerospace - 2.5%
  The Boeing Co.                                   9,500        $       778,145
  Lockheed Martin Corp.                            6,200                444,788
                                                                ---------------
                                                                      1,222,933
                                                                ---------------
Air Transportation - 0.4%
  Continental Airlines, Inc. - Class
    B(b)                                           6,800                202,640
                                                                ---------------
Banks - 0.5%
  Citigroup, Inc.                                  5,300                255,672
                                                                ---------------
Beverages & Bottling - 3.5%
  Anheuser-Busch Cos., Inc.                        8,900                405,751
  Pepsi Bottling Group, Inc.(c)                   10,600                340,790
  PepsiCo, Inc.                                   16,500                990,660
                                                                ---------------
                                                                      1,737,201
                                                                ---------------
Business Services - 1.4%
  Alliance Data Systems Corp.(b)                   8,200                482,324
  ARAMARK Corp. - Class B                          5,900                195,349
                                                                ---------------
                                                                        677,673
                                                                ---------------
Chemicals - 0.8%
  PPG Industries, Inc.                             6,000                396,000
                                                                ---------------
Computer & Office Equipment - 6.9%
  Cisco Systems, Inc.(b)                          74,200              1,449,126
  Hewlett-Packard Co.                             14,900                472,032
  International Business Machines
    Corp.(c)                                      16,500              1,267,530
  Western Digital Corp.(b)                        12,700                251,587
                                                                ---------------
                                                                      3,440,275
                                                                ---------------
Computer Software & Services - 9.3%
  Activision, Inc.(b)                                  2                     23
  Advanced Micro Devices,
    Inc.(b)(c)                                     8,600                210,012
  BMC Software, Inc.(b)                           18,100                432,590
  Citrix Systems, Inc.(b)                          9,700                389,358
  Computer Sciences Corp.(b)                       5,300                256,732
  eBay, Inc.(b)                                    8,400                246,036
  Google, Inc. - Class A(b)(c)                     1,400                587,062
  McAfee, Inc.(b)                                 12,300                298,521
  Microsoft Corp.(c)                              49,700              1,158,010
  Oracle Corp.(b)                                 35,900                520,191
  VeriSign, Inc.(b)                                8,700                201,579
  Yahoo! Inc.(b)(c)                                9,500                313,500
                                                                ---------------
                                                                      4,613,614
                                                                ---------------
Conglomerates - 0.9%
  Time Warner, Inc.                               26,600                460,180
                                                                ---------------
Construction - 0.8%
  Martin Marietta Materials, Inc.                  4,300                391,945
                                                                ---------------
Electronics - 4.7%
  AES Corp.(b)(d)                                 24,900                459,405
  Amphenol Corp.                                   5,000                279,800
  Emerson Electric Co.                             3,700                310,097
  Intel Corp.                                     12,700                240,665
  L-3 Communications Holdings,
    Inc.                                           3,000                226,260
  Vishay Intertechnology, Inc.(b)                 21,300                335,049
  WESCO International, Inc.(b)                     7,100                473,996
                                                                ---------------
                                                                      2,325,272
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Energy & Utilities - 1.7%
  Airgas, Inc.                                    10,900        $       406,025
  TXU Corp.                                        7,600                454,404
                                                                ---------------
                                                                        860,429
                                                                ---------------
Entertainment & Leisure - 2.4%
  Boyd Gaming Corp.                                8,400                339,024
  Sabre Holdings Corp.                            12,200                268,400
  The Walt Disney Co.                             20,100                603,000
                                                                ---------------
                                                                      1,210,424
                                                                ---------------
Finance - 4.4%
  American Express Co.                            11,100                590,742
  Capital One Financial Corp.(c)
                                                   3,200                273,440
  The Goldman Sachs Group, Inc.
                                                   4,050                609,241
  Morgan Stanley                                   5,900                372,939
  State Street Corp.(c)                            5,500                319,495
                                                                ---------------
                                                                      2,165,857
                                                                ---------------
Food & Agriculture - 0.7%
  Campbell Soup Co.                                8,900                330,279
                                                                ---------------
Home Furnishings/Housewares - 0.6%
  Newell Rubbermaid, Inc.                         10,900                281,547
                                                                ---------------
Insurance - 2.2%
  Genworth Financial, Inc.                         7,200                250,848
  W.R. Berkley Corp.                              10,200                348,126
  WellPoint, Inc.(b)                               6,500                473,005
                                                                ---------------
                                                                      1,071,979
                                                                ---------------
Machinery & Heavy Equipment - 1.0%
  Caterpillar, Inc.                                6,500                484,120
                                                                ---------------
Manufacturing - 9.1%
  Black & Decker Corp.                             3,500                295,610
  Corning, Inc.(b)                                10,900                263,671
  Cummins, Inc.(c)                                 4,200                513,450
  Dade Behring Holdings, Inc.                     11,100                462,204
  General Electric Co.                            35,200              1,160,192
  Lincoln Electric Holdings, Inc.                  6,500                407,225
  Nike, Inc.(c)                                    6,100                494,100
  Nucor Corp.(c)                                   9,200                499,100
  Parker Hannifin Corp.                            5,700                442,320
                                                                ---------------
                                                                      4,537,872
                                                                ---------------
Medical & Medical Services - 7.4%
  Amgen, Inc.(b)                                  13,500                880,605
  Baxter International, Inc.                       7,200                264,672
  Community Health Systems,
    Inc.(b)                                        5,100                187,425
  Coventry Health Care, Inc.(b)                    8,998                494,350
  Emdeon Corp.(b)                                 20,100                249,441
  Express Scripts, Inc.(b)                         3,400                243,916
  Invitrogen Corp.(b)                              5,100                336,957
  McKesson Corp.                                   9,500                449,160
  Pharmaceutical Product
    Development, Inc.                              8,200                287,984
  UnitedHealth Group, Inc.                         6,400                286,592
                                                                ---------------
                                                                      3,681,102
                                                                ---------------
Medical Instruments & Supplies - 4.8%
  Beckman Coulter, Inc.
                                                   7,500                416,625
  Becton, Dickinson & Co.                          9,400                574,622
  Intuitive Surgical, Inc.(b)(c)                   2,100                247,737

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Medical Instruments & Supplies (Continued)
  Johnson & Johnson                               15,000        $       898,800
  Waters Corp.(b)                                  6,000                266,400
                                                                ---------------
                                                                      2,404,184
                                                                ---------------
Metal & Mining - 0.5%
  Phelps Dodge Corp.                               3,100                254,696
                                                                ---------------
Motor Vehicles - 0.5%
  Harley-Davidson, Inc.                            4,900                268,961
                                                                ---------------
Oil & Gas - 3.7%
  Devon Energy Corp.                               5,300                320,173
  Exxon Mobil Corp.                                5,400                331,290
  Frontier Oil Corp.                               7,000                226,800
  Grant Prideco, Inc.(b)                          10,200                456,450
  Patterson-UTI Energy, Inc.(c)                   16,800                475,608
                                                                ---------------
                                                                      1,810,321
                                                                ---------------
Pharmaceuticals - 4.0%
  Abbott Laboratories                             11,800                514,598
  Merck & Co., Inc.                               16,900                615,667
  Pfizer, Inc.                                    14,500                340,315
  Wyeth                                           11,900                528,479
                                                                ---------------
                                                                      1,999,059
                                                                ---------------
Publishing & Printing - 1.0%
  The McGraw-Hill Cos., Inc.                      10,300                517,369
                                                                ---------------
Railroad & Shipping - 1.1%
  Burlington Northern Santa Fe
    Corp.                                          6,800                538,900
                                                                ---------------
Real Estate - 1.2%
  CB Richard Ellis Group, Inc. -
    Class A(b)                                     9,300                231,570
  General Growth Properties, Inc.                  7,800                351,468
                                                                ---------------
                                                                        583,038
                                                                ---------------
Restaurants - 1.0%
  Darden Restaurants, Inc.                        13,100                516,140
                                                                ---------------
Retail Merchandising - 7.2%
  Barnes & Noble, Inc.                             6,500                237,250
  Best Buy Co., Inc.(c)                            8,900                488,076
  The Home Depot, Inc.                            22,100                790,959
  J.C. Penney Co., Inc.(c)                         7,500                506,325
  Limited Brands, Inc.                            14,000                358,260
  Nordstrom, Inc.                                 13,800                503,700
  Sears Holdings Corp.(b)                          2,000                309,680
  Wal-Mart Stores, Inc.                            7,900                380,543
                                                                ---------------
                                                                      3,574,793
                                                                ---------------
Security Brokers & Dealers - 0.8%
  E*TRADE Financial Corp.(b)                      16,700                381,094
                                                                ---------------
Semiconductors & Related Devices - 4.3%
  Freescale Semiconductor, Inc. -
    Class A(b)                                     7,400                214,600
  Freescale Semiconductor, Inc. -
    Class B(b)                                     7,400                217,560
  Lam Research Corp.(b)                           10,900                508,158
  MEMC Electronic Materials,
    Inc.(b)                                       13,000                487,500
  Texas Instruments, Inc.                         23,600                714,844
                                                                ---------------
                                                                      2,142,662
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Soaps & Cosmetics - 1.3%
  Colgate-Palmolive Co.                           10,400        $       622,960
                                                                ---------------
Telecommunications - 1.7%
  Embarq Corp.(b)                                    477                 19,552
  Motorola, Inc.                                  31,700                638,755
  Sprint Nextel Corp.                              9,554                190,985
                                                                ---------------
                                                                        849,292
                                                                ---------------
Tobacco - 0.9%
  Altria Group, Inc.                               6,200                455,266
                                                                ---------------
Transportation - 2.3%
  FedEx Corp.                                      2,400                280,464
  Ryder Systems, Inc.                              7,700                449,911
  Swift Transportation Co., Inc.(b)               12,500                397,000
                                                                ---------------
                                                                      1,127,375
                                                                ---------------
Waste Management - 0.6%
  Waste Management, Inc.                           8,300                297,804
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $39,578,170)                                                 48,690,928
                                                                ---------------
SHORT TERM INVESTMENTS - 2.2%
  Galileo Money Market Fund
    (Cost $1,110,436)                          1,110,436              1,110,436
                                                                ---------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.3%
  (Cost $40,688,606)                                                 49,801,364
                                                                ---------------

                                                                        PAR
                                                          MATURITY     (000)
                                                         ----------   ---------

SECURITIES LENDING COLLATERAL - 3.3%
  Bank of America, Master Notes
    5.38%(e)(f)                               07/03/06   $     134      133,518
  Bank of Nova Scotia, Certificate
    of Deposit 5.30%(f)                       08/08/06         193      193,028
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper 5.31%(e)(f)                         07/03/06       1,149    1,149,414
  Morgan Stanley, Floating Rate
    Notes 5.37%(e)(f)                         07/03/06         160      160,043

                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,636,003)                                                   1,636,003
                                                                    -----------

                                                                     NUMBER
                                                                   OF SHARES
                                                                ---------------
INVESTMENT IN AFFILIATE - 10.4%
  Institutional Money Market
    Trust(f)
  (Cost $5,138,217)                            5,138,217              5,138,217
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                      VALUE
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 114.0%
  (Cost $47,462,826(a))                                         $    56,575,584
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (13.7)%                                       (6,774,220)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.3)%                                                (161,749)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $    49,639,615
                                                                ---------------

----------

(a)  Cost for federal income tax purposes is $47,706,834. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $     9,614,365
     Gross unrealized depreciation                                     (745,615)
                                                                ---------------
                                                                $     8,868,750
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $457,560 on 9 long S&P 500 futures contracts and 3 long NASDAQ 100 futures contracts expiring September 2006. The notional value of such contracts on
     June 30, 2006 was $1,053,180, with an unrealized gain of $11,935 (including commissions of $25).
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                         DIVIDEND ACHIEVERSTM PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 99.2%
Aerospace - 1.6%
  General Dynamics Corp.                           5,900        $       386,214
  United Technologies Corp.                        2,700                171,234
                                                                ---------------
                                                                        557,448
                                                                ---------------
Banks - 17.0%
  Bank of America Corp.(b)                        32,700              1,572,870
  Citigroup, Inc.(b)                              32,600              1,572,624
  Corus Bankshares, Inc.(b)                        7,200                188,496
  J.P. Morgan Chase & Co.                         23,300                978,600
  Key Corp.                                        6,900                246,192
  National City Corp.                              6,300                227,997
  SunTrust Banks, Inc.                             4,300                327,918
  Wells Fargo & Co.                                6,500                436,020
  Whitney Holding Corp.                            5,700                201,609
                                                                ---------------
                                                                      5,752,326
                                                                ---------------
Beverages & Bottling - 0.6%
  PepsiCo, Inc.                                    3,350                201,134
                                                                ---------------
Chemicals - 1.3%
  PPG Industries, Inc.                             2,700                178,200
  Rohm and Haas Co.(b)                             5,100                255,612
                                                                ---------------
                                                                        433,812
                                                                ---------------
Commercial Banks, Nec - 0.6%
  TCF Financial Corp.                              7,500                198,375
                                                                ---------------
Computer & Office Equipment - 2.1%
  International Business Machines
    Corp.(b)                                       5,400                414,828
  Pitney Bowes, Inc.                               6,900                284,970
                                                                ---------------
                                                                        699,798
                                                                ---------------
Computer Software & Services - 0.6%
  McAfee, Inc.(b)(c)                               7,800                189,306
                                                                ---------------
Conglomerates - 0.5%
  Time Warner, Inc.                               10,400                179,920
                                                                ---------------
Construction - 1.1%
  Martin Marietta Materials, Inc.(b)               4,050                369,158
                                                                ---------------
Electronics - 0.6%
  Emerson Electric Co.                             2,400                201,144
                                                                ---------------
Energy & Utilities - 5.0%
  Atmos Energy Corp.                               8,800                245,608
  Consolidated Edison, Inc.                        8,450                375,518
  FPL Group, Inc.(b)                               9,400                388,972
  MDU Resources Group, Inc.                        8,950                327,659
  Pinnacle West Capital Corp.                      8,600                343,226
                                                                ---------------
                                                                      1,680,983
                                                                ---------------
Entertainment & Leisure - 1.0%
  The Walt Disney Co.(b)                          11,100                333,000
                                                                ---------------
Finance - 6.4%
  American Capital Strategies
    Ltd.(b)                                        3,000                100,440
  CIT Group, Inc.                                  6,000                313,740
  Freddie Mac                                      3,100                176,731
  The Goldman Sachs Group, Inc.                    1,750                263,252
  Indymac Bancorp, Inc.(b)                         3,750                171,938
  Merrill Lynch & Co., Inc.                        7,000                486,920
  T. Rowe Price Group, Inc.                        6,200                234,422
  Washington Mutual, Inc.(b)                       9,050                412,499
                                                                ---------------
                                                                      2,159,942
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Food & Agriculture - 0.8%
  Archer-Daniels-Midland Co.                       7,000        $       288,960
                                                                ---------------
Insurance - 6.9%
  The Allstate Corp.                              10,400                569,192
  American International Group,
    Inc.(b)                                        5,600                330,680
  CHUBB Corp.                                     10,200                508,980
  Harleysville Group, Inc.                         7,650                242,658
  Lincoln National Corp.(b)                        5,200                293,488
  Old Republic International Corp.                 7,275                155,467
  Protective Life Corp.                            5,000                233,100
                                                                ---------------
                                                                      2,333,565
                                                                ---------------
Machinery & Heavy Equipment - 0.7%
  Caterpillar, Inc.                                3,200                238,336
                                                                ---------------
Manufacturing - 6.2%
  Fuller (H.B.) Co.
                                                   5,000                217,850
  General Electric Co.
                                                  22,150                730,064
  Nucor Corp.(b)                                   7,100                385,175
  Parker Hannifin Corp.                            3,100                240,560
  Reynold American, Inc.(b)                        2,300                265,190
  VF Corp.(b)                                      3,900                264,888
                                                                ---------------
                                                                      2,103,727
                                                                ---------------
Medical & Medical Services - 0.7%
  Health Care Property Investors,
    Inc.(b)                                        9,300                248,682
                                                                ---------------
Medical Instruments & Supplies - 0.5%
  Becton, Dickinson & Co.                          2,600                158,938
                                                                ---------------
Motor Vehicles - 0.6%
  Harley-Davidson, Inc.(b)                         3,500                192,115
                                                                ---------------
Oil & Gas - 15.0%
  Chevron Corp.(d)
                                                  20,650              1,281,539
  ConocoPhillips                                  11,500                753,595
  Energen Corp.                                    8,100                311,121
  Exxon Mobil Corp.(b)(d)                         32,600              2,000,010
  Helmerich & Payne, Inc.                          7,550                454,963
  National Fuel Gas Co.                            7,400                260,036
                                                                ---------------
                                                                      5,061,264
                                                                ---------------
Paper & Forest Products - 1.0%
  Bemis Co., Inc.                                 10,900                333,758
                                                                ---------------
Pharmaceuticals - 6.5%
  Bristol-Myers Squibb Co.                         6,300                162,918
  Eli Lilly & Co.                                  2,450                135,412
  Merck & Co., Inc.(b)                            18,350                668,490
  Pfizer, Inc.                                    52,100              1,222,787
                                                                ---------------
                                                                      2,189,607
                                                                ---------------
Publishing & Printing - 1.6%
  The McGraw-Hill Cos., Inc.                       6,900                346,587
  R.R. Donnelley & Sons Co.(b)                     5,700                182,115
                                                                ---------------
                                                                        528,702
                                                                ---------------
Real Estate - 4.1%
  CBL & Associates Properties, Inc.
    (REIT)                                         5,100                198,543
  Colonial Properties Trust (REIT)                 3,700                182,780
  General Growth Properties, Inc.                  3,800                171,228
  HRPT Properties Trust(REIT)                     12,800                147,968
  National Retail Properties, Inc.                 8,500                169,575
  Simon Property Group, Inc.(b)                    1,650                136,851

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   DIVIDEND ACHIEVERSTM PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Real Estate (Continued)
  Sun Communities, Inc. (REIT)                     3,700        $       120,361
  Tanger Factory Outlet Centers,
    Inc.                                           8,500                275,145
                                                                ---------------
                                                                      1,402,451
                                                                ---------------
Restaurants - 2.0%
  McDonald's Corp.                                19,850                666,960
                                                                ---------------
Retail Merchandising - 2.0%
  The Home Depot, Inc.                             8,200                293,478
  Supervalu, Inc.                                  5,500                168,850
  Wal-Mart Stores, Inc.                            4,700                226,399
                                                                ---------------
                                                                        688,727
                                                                ---------------
Semiconductors & Related Devices - 0.4%
  Linear Technology Corp.(b)                       3,800                127,262
                                                                ---------------
Soaps & Cosmetics - 2.4%
  Colgate-Palmolive Co.                            3,100                185,690
  The Procter & Gamble Co.                        11,100                617,160
                                                                ---------------
                                                                        802,850
                                                                ---------------
Telecommunications - 6.5%
  ALLTEL Corp.(b)                                  2,400                153,192
  AT&T, Inc.(b)                                   39,200              1,093,288
  CenturyTel, Inc.                                 4,300                159,745
  Motorola, Inc.                                   8,500                171,275
  Verizon Communications, Inc.                    18,400                616,216
                                                                ---------------
                                                                      2,193,716
                                                                ---------------
Tobacco - 2.4%
  Altria Group, Inc.                              11,000                807,730
                                                                ---------------
Transportation - 0.5%
  Ryder Systems, Inc.                              3,200                186,976
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $31,121,269)                                                33,510,672
                                                                ---------------
SHORT TERM INVESTMENTS - 1.1%
  Galileo Money Market Fund
  (Cost $365,225)                                365,225                365,225
                                                                ---------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.3%
  (Cost $31,486,494)                                                 33,875,897
                                                                ---------------

                                                                 PAR
                                                 MATURITY       (000)        VALUE
                                                 --------   ------------ ------------
SECURITIES LENDING COLLATERAL - 6.5%
  Bank of America, Master Notes 5.38%(e)(f)      07/03/06   $        289 $    288,626
  Bank of Nova Scotia, Certificate
    of Deposit 5.30%(f)                          08/08/06            989      989,417
  Bear Stearns Floating Rate Notes 5.37%(f)(g)   07/03/06            710      709,687
  Citibank, Master Notes 5.38%(e)(f)             07/03/06            129      128,811
  Merrill Lynch, Floating Rate
    Notes 5.15%(e)(f)                            07/14/06             83       83,277
                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,199,818)                                                         2,199,818
                                                                         ------------

                                                                     NUMBER
                                                                   OF SHARES
                                                                ---------------
INVESTMENT IN AFFILIATE - 23.8%
  Institutional Money Market
    Trust(f)
  (Cost $8,035,996)                            8,035,996              8,035,996
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 130.6%
  (Cost $41,722,308(a))                                              44,111,711
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (30.3)%                                      (10,235,814)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.3)%                                                (106,833)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $    33,769,064
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $41,762,837. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $     3,019,110
     Gross unrealized depreciation                                     (670,236)
                                                                ---------------
                                                                $     2,348,874
                                                                ===============

(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $370,798 on 6 long S&P 500 futures contracts expiring September 2006. The notional value of such contracts on June 30, 2006 was $383,820, with an unrealized gain of $4,658 (including commissions of $11).
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.
(g)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                                LEGACY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 98.3%
Aerospace - 6.9%
  The Boeing Co.                                  29,200        $     2,391,772
  General Dynamics Corp.                          73,100              4,785,126
  United Technologies Corp.                      160,900             10,204,278
                                                                ---------------
                                                                     17,381,176
                                                                ---------------
Beverages & Bottling - 3.3%
  PepsiCo, Inc.                                  138,900              8,339,556
                                                                ---------------
Computer & Office Equipment - 3.3%
  Apple Computer, Inc.(b)                         40,900              2,336,208
  Hewlett-Packard Co.                            193,700              6,136,416
                                                                ---------------
                                                                      8,472,624
                                                                ---------------
Computer Software & Services - 12.8%
  Adobe Systems, Inc.(b)                          97,900              2,972,244
  Cognizant Technology Solutions
    Corp.(b)                                      50,700              3,415,659
  EMC Corp.(b)                                   451,846              4,956,751
  Google, Inc. - Class A(b)(c)                    19,961              8,370,246
  Salesforce.com, Inc.(b)(c)                      95,300              2,540,698
  Sun Microsystems, Inc.(b)                      259,400              1,076,510
  Yahoo! Inc.(b)(c)                              275,229              9,082,557
                                                                ---------------
                                                                     32,414,665
                                                                ---------------
Finance - 11.3%
  American Express Co.                           136,150              7,245,903
  Chicago Mercantile Exchange
    Holdings, Inc.(c)                              6,920              3,398,758
  The Goldman Sachs Group, Inc.                   36,000              5,415,480
  Legg Mason, Inc.(c)                             21,800              2,169,536
  Morgan Stanley                                  37,800              2,389,338
  NYSE Group, Inc.(b)(c)                          35,966              2,462,952
  SLM Corp.(c)                                   102,500              5,424,300
                                                                ---------------
                                                                     28,506,267
                                                                ---------------
Food & Agriculture - 1.8%
  Monsanto Co.                                    54,020              4,547,944
                                                                ---------------
Manufacturing - 15.8%
  Cooper Industries Ltd. - Class A                64,400              5,984,048
  Corning, Inc.(b)                               274,700              6,644,993
  Danaher Corp.(c)                                95,500              6,142,560
  General Electric Co.                            72,600              2,392,896
  Honeywell International, Inc.(c)               242,200              9,760,660
  Polo Ralph Lauren Corp.                         63,200              3,469,680
  Textron, Inc.(c)                                60,700              5,595,326
                                                                ---------------
                                                                     39,990,163
                                                                ---------------
Medical & Medical Services - 2.6%
  Caremark Rx, Inc.(b)                            51,300              2,558,331
  Medco Health Solutions, Inc.(b)                 50,500              2,892,640
  MedImmune, Inc.(b)(c)                           39,110              1,059,881
                                                                ---------------
                                                                      6,510,852
                                                                ---------------
Medical Instruments & Supplies - 3.6%
  Advanced Medical Optics,
    Inc.(b)(c)                                    60,800              3,082,560
  Johnson & Johnson                               98,820              5,921,294
                                                                ---------------
                                                                      9,003,854
                                                                ---------------
Metal & Mining - 3.2%
  CONSOL Energy, Inc.                            174,100              8,133,952
                                                                ---------------
Oil & Gas - 6.2%
  GlobalSantaFe Corp.                            116,000              6,699,000

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Newfield Exploration Co.(b)(c)                  28,100        $     1,375,214
  Schlumberger Ltd.(c)                            79,200              5,156,712
  Weatherford International Ltd.(b)               48,000              2,381,760
                                                                ---------------
                                                                     15,612,686
                                                                ---------------
Pharmaceuticals - 8.8%
  Allergan, Inc.                                  45,020              4,828,845
  Amylin Pharmaceuticals,
    Inc.(b)(c)                                    59,600              2,942,452
  Eli Lilly & Co.                                 70,800              3,913,116
  Genzyme Corp.(b)                                26,300              1,605,615
  Merck & Co., Inc.
                                                 171,200              6,236,816
  Novartis AG
                                                  49,500              2,669,040
                                                                ---------------
                                                                     22,195,884
                                                                ---------------
Retail Merchandising - 7.7%
  Chico's FAS, Inc.(b)(c)                         35,800                965,884
  Coach, Inc.(b)                                  60,700              1,814,930
  CVS Corp.                                      187,200              5,747,040
  Staples, Inc.                                  167,450              4,072,384
  Walgreen Co.(c)                                 91,400              4,098,376
  Whole Foods Market, Inc.(c)
                                                  42,800              2,766,592
                                                                ---------------
                                                                     19,465,206
                                                                ---------------
Semiconductors & Related Devices - 2.8%
  Broadcom Corp. - Class A(b)(c)                  19,100                573,955
  Freescale Semiconductor, Inc. -
    Class A(b)                                   133,900              3,883,100
  Marvell Technology Group
    Ltd.(b)(c)                                    16,600                735,878
  PMC-Sierra, Inc.(b)(c)                         188,100              1,768,140
                                                                ---------------
                                                                      6,961,073
                                                                ---------------
Soaps & Cosmetics - 4.0%
  The Procter & Gamble Co.
                                                 183,300             10,191,480
                                                                ---------------
Telecommunications - 4.2%
  American Tower Corp. - Class
    A(b)                                          38,923              1,211,284
  Harman International Industries,
    Inc.(c)                                       27,100              2,313,527
  NII Holdings, Inc.(b)                           69,700              3,929,686
  Qualcomm, Inc.                                  77,700              3,113,439
                                                                ---------------
                                                                     10,567,936
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $205,871,304)
                                                                    248,295,318
                                                                ---------------
WARRANTS - 0.0%
  Lucent Technologies, Inc. (issued
    12/10/04, expiring 12/10/07,
    strike price $2.75)(d)
  (Cost $8,011)                                   12,138                  3,277
                                                                ---------------
SHORT TERM INVESTMENTS - 0.6%
  Galileo Money Market Fund
  (Cost $1,549,919)
                                               1,549,919              1,549,919
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 98.9%
  (Cost $207,429,234)                                               249,848,514
                                                                ---------------

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                          LEGACY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                              PAR
                                                 MATURITY    (000)         VALUE
                                                --------- ----------   ------------
SECURITIES LENDING COLLATERAL - 4.8%
  Bank of America, Master Notes 5.38%(e)(f)      07/03/06   $      6,473 $  6,472,906
  Merrill Lynch, Master Notes 5.41%(f)           07/03/06          2,109    2,108,969
  Morgan Stanley, Floating Rate
    Notes 5.37%(e)(f)                            07/03/06          3,675    3,674,890

                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $12,256,765)                                                       12,256,765
                                                                         ------------

                                                                     NUMBER
                                                                   OF SHARES
                                                                ---------------
INVESTMENT IN AFFILIATE - 21.4%
  Institutional Money Market
    Trust(f)
  (Cost $54,016,036)                          54,016,036             54,016,036
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 125.1%
  (Cost $273,702,035(a))                                            316,121,315
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (26.2)%                                      (66,272,801)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.1%                                                  2,868,552
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   252,717,066
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $273,977,347. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    46,568,660
     Gross unrealized depreciation                                   (4,424,692)
                                                                ---------------
                                                                $    42,143,968
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  As of June 30, 2006, the aggregate amount of shares called for by these warrants is 12,138. These warrants were exercisable as of 12/10/04.
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 97.3%
Banks - 8.6%
  City National Corp.                            202,300        $    13,167,707
  Compass Bancshares, Inc.(b)                    188,000             10,452,800
  First Midwest Bancorp, Inc.                    313,600             11,628,288
  Hudson City Bancorp, Inc.                      837,300             11,161,209
  North Fork Bancorp, Inc.                       381,650             11,514,380
  Wintrust Financial Corp.(b)                    233,300             11,863,305
                                                                ---------------
                                                                     69,787,689
                                                                ---------------
Beverages & Bottling - 0.7%
  Coca-Cola Enterprises, Inc.                    274,000              5,581,380
                                                                ---------------
Broadcasting - 1.4%
  Belo Corp.                                     544,900              8,500,440
  Lin TV Corp.(c)                                412,620              3,115,281
                                                                ---------------
                                                                     11,615,721
                                                                ---------------
Business Services - 4.6%
  Amvescap PLC - ADR                             630,700             11,661,643
  The Brink's Co.(b)                             235,400             13,278,914
  eFunds Corp.(c)                                344,500              7,596,225
  W.W. Grainger, Inc.                             55,990              4,212,128
                                                                ---------------
                                                                     36,748,910
                                                                ---------------
Chemicals - 2.0%
  Ashland, Inc.(b)                               184,600             12,312,820
  FMC Corp.                                       56,700              3,650,913
                                                                ---------------
                                                                     15,963,733
                                                                ---------------
Computer & Office Equipment - 2.0%
  American Power Conversion
    Corp.(b)                                     251,300              4,897,837
  Avery Dennison Corp.(b)                        125,600              7,292,336
  NCR Corp.(b)(c)                                114,300              4,187,952
  Phase Metrics, Inc.(c)(d)                      108,409                  2,168
                                                                ---------------
                                                                     16,380,293
                                                                ---------------
Computer Software & Services - 3.4%
  Activision, Inc.(b)(c)                         661,133              7,523,694
  The BISYS Group, Inc.(c)                       841,100             11,523,070
  Unisys Corp.(c)                              1,359,600              8,538,288
                                                                ---------------
                                                                     27,585,052
                                                                ---------------
Containers - 3.0%
  Owens-Illinois, Inc.(c)                        595,800              9,985,608
  Pactiv Corp.(c)                                236,100              5,843,475
  Smurfit-Stone Container Corp.(c)               802,862              8,783,310
                                                                ---------------
                                                                     24,612,393
                                                                ---------------
Energy & Utilities - 10.5%
  Constellation Energy Group                     199,500             10,876,740
  Equitable Resources, Inc.                      374,700             12,552,450
  NRG Energy, Inc.(c)                            258,600             12,459,348
  PPL Corp.(b)                                   401,900             12,981,370
  Public Service Enterprise Group,
    Inc.(b)                                      160,700             10,625,484
  Questar Corp.                                  156,200             12,572,538
  Sempra Energy                                  283,100             12,875,388
                                                                ---------------
                                                                     84,943,318
                                                                ---------------
Entertainment & Leisure - 0.7%
  Hilton Hotels Corp.(b)                         196,000              5,542,880
                                                                ---------------
Finance - 7.7%
  AllianceBernstein Holding LP                   168,800             10,320,432
  Ambac Financial Group, Inc.(b)                 125,250             10,157,775

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Finance (Continued)
  Capital One Financial Corp.(b)                 110,100        $     9,408,045
  CIT Group, Inc.                                201,000             10,510,290
  Freedom Pay, Inc.(d)                            43,051                    431
  H&R Block, Inc.(b)                             432,000             10,307,520
  Mellon Financial Corp.                         344,900             11,874,907
                                                                ---------------
                                                                     62,579,400
                                                                ---------------
Food & Agriculture - 2.1%
  Dean Foods Co.(c)                              112,500              4,183,875
  Del Monte Foods Co.                            615,400              6,910,942
  The J. M. Smucker Co.                          130,800              5,846,760
                                                                ---------------
                                                                     16,941,577
                                                                ---------------
Insurance - 7.1%
  Aspen Insurance Holdings Ltd.                  408,700              9,518,623
  Axis Capital Holdings Ltd.                     353,700             10,119,357
  Endurance Specialty Holdings,
    Ltd.                                         567,200             18,150,400
  Max Re Capital Ltd.                            258,100              5,636,904
  XL Capital Ltd.(b)                             224,200             13,743,460
                                                                ---------------
                                                                     57,168,744
                                                                ---------------
Manufacturing - 3.6%
  Snap-On, Inc.                                  227,200              9,183,424
  The Stanley Works(b)                            87,700              4,141,194
  Textron, Inc.                                   77,700              7,162,386
  The Warnaco Group, Inc.(c)
                                                 475,300              8,878,604
                                                                ---------------
                                                                     29,365,608
                                                                ---------------
Medical & Medical Services - 2.7%
  Triad Hospitals, Inc.(b)(c)                    318,400             12,602,272
  Universal Health Services, Inc.                176,700              8,880,942
                                                                ---------------
                                                                     21,483,214
                                                                ---------------
Medical Instruments & Supplies - 1.8%
  The Cooper Cos., Inc.                          128,800              5,704,552
  Hillenbrand Industries, Inc.(b)                179,800              8,720,300
                                                                ---------------
                                                                     14,424,852
                                                                ---------------
Metal & Mining - 3.8%
  CONSOL Energy, Inc.                            287,000             13,408,640
  Massey Energy Co.(b)(c)                        324,808             11,693,088
  United States Steel Corp.(b)                    75,100              5,266,012
                                                                ---------------
                                                                     30,367,740
                                                                ---------------
Oil & Gas - 6.3%
  AGL Resources, Inc.                            321,500             12,255,580
  Diamond Offshore Drilling, Inc.(b)             100,900              8,468,537
  EOG Resources, Inc.(b)                         138,800              9,624,392
  Newfield Exploration Co.(c)                    191,100              9,352,434
  Pioneer Natural Resources Co.(b)                86,900              4,033,029
  Vulcan Materials Co.                            93,700              7,308,600
                                                                ---------------
                                                                     51,042,572
                                                                ---------------
Paper & Forest Products - 0.9%
  Bowater, Inc.(b)
                                                 300,800              6,843,200
                                                                ---------------
Pharmaceuticals - 0.7%
  Andrx Corp.(c)                                 259,400              6,015,486
                                                                ---------------
Publishing & Printing - 3.3%
  Dow Jones & Co., Inc.(b)                       135,900              4,757,859
  Marvel Entertainment, Inc.(b)(c)               172,300              3,446,000
  R.R. Donnelley & Sons Co.                      426,700             13,633,065

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Publishing & Printing (Continued)
  Tribune Co.(b)                                 150,300        $     4,874,229
                                                                ---------------
                                                                     26,711,153
                                                                ---------------
Railroad & Shipping - 1.4%
  CSX Corp.                                      164,000             11,552,160
                                                                ---------------
Real Estate - 2.9%
  Boston Properties, Inc.(REIT)(b)               152,000             13,740,800
  ProLogis                                       188,200              9,808,984
                                                                ---------------
                                                                     23,549,784
                                                                ---------------
Restaurants - 0.4%
  CKE Restaurants, Inc.(b)                       184,500              3,064,545
                                                                ---------------
Retail Merchandising - 10.6%
  Federated Department Stores,
    Inc.                                         277,000             10,138,200
  Foot Locker, Inc.                              212,000              5,191,880
  The Gap, Inc.                                  234,300              4,076,820
  The Kroger Co.                                 410,600              8,975,716
  Officemax, Inc.                                165,600              6,748,200
  PETCO Animal Supplies, Inc.(c)                 230,400              4,707,072
  Regis Corp.                                    247,800              8,824,158
  Saks, Inc.                                     357,400              5,779,158
  Supervalu, Inc.                                326,200             10,014,340
  The Talbots, Inc.                              768,774             14,183,880
  TJX Cos., Inc.                                 319,000              7,292,340
                                                                ---------------
                                                                     85,931,764
                                                                ---------------
Security Brokers & Dealers - 1.5%
  Piper Jaffray Cos., Inc.(c)                    200,500             12,272,605
                                                                ---------------
Telecommunications - 1.9%
  Amdocs Ltd.(c)                                 272,800              9,984,480
  Andrew Corp.(c)                                582,500              5,160,950
                                                                ---------------
                                                                     15,145,430
                                                                ---------------
Tires & Rubber - 0.8%
  Cooper Tire & Rubber Co.(b)                    544,826              6,069,362
                                                                ---------------
Tobacco - 0.9%
  Loews Corp. - Carolina Group(b)                143,200              7,356,184
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $704,434,580)                                               786,646,749
                                                                ---------------

                                                                     PAR/SHARES
                                                      MATURITY         (000)
                                                    ------------    -----------
SHORT TERM INVESTMENTS - 2.6%
  Federal Home Loan Bank,
  Discount Notes 4.70%(e)                07/03/06   $     11,100     11,097,071
  Galileo Money Market Fund                                9,978      9,977,565

                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,074,636)                                                 21,074,636
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.9%
  (Cost $725,509,216)                                               807,721,385
                                                                   ------------

                                                                 PAR
                                                 MATURITY       (000)        VALUE
                                                 --------   -----------   -----------
SECURITIES LENDING COLLATERAL - 4.5%
  Bank of America, Master Notes 5.38%(f)(g)      07/03/06   $    12,388   $12,387,711
  Bear Stearns Floating Rate Notes 5.37%(g)(h)   07/03/06         5,445     5,444,994
  Citibank, Master Notes 5.38%(f)(g)             07/03/06         9,210     9,209,830
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper 5.31%(f)(g)                            07/03/06         2,227     2,227,478
  Merrill Lynch, Floating Rate
    Notes 5.15%(f)(g)                            07/14/06         1,480     1,480,181
  Merrill Lynch, Master Notes 5.41%(g)           07/03/06         1,845     1,844,556
  Morgan Stanley, Floating Rate
    Notes 5.37%(f)(g)                            07/03/06         3,943     3,943,337

                                                                          -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $36,538,087)                                                       36,538,087
                                                                          -----------

                                                                     NUMBER
                                                                   OF SHARES
                                                                ---------------
INVESTMENT IN AFFILIATE - 17.2%
  Institutional Money Market
    Trust(g)
  (Cost $139,072,651)                        139,072,651            139,072,651
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 121.6%
  (Cost $901,119,954(a))                                            983,332,123
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (21.7)%                                     (175,610,738)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                                    793,227
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   808,514,612
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $911,194,992. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $   103,844,980
     Gross unrealized depreciation                                  (31,707,849)
                                                                ---------------
                                                                $    72,137,131
                                                                ===============

(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $2,599 which represents less than 0.1% of net assets.
(e)  The rate shown is the effective yield on the discount notes at the time of purchase.
(f)  Rates shown are the rates as of June 30, 2006.
(g)  Securities purchased with the cash proceeds from securities loaned.
(h)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 99.9%
Aerospace - 1.0%
  Goodrich Corp.                                 107,800        $     4,343,262
                                                                ---------------
Banks - 0.2%
  Greenhill & Co., Inc.                           16,200                984,312
                                                                ---------------
Broadcasting - 2.5%
  CKX, Inc.(b)                                   323,000              4,383,110
  Univision Communications, Inc. -
    Class A(b)(c)                                182,200              6,103,700
                                                                ---------------
                                                                     10,486,810
                                                                ---------------
Business Services - 4.3%
  Alliance Data Systems
    Corp.(b)(c)                                  122,100              7,181,922
  ChoicePoint, Inc.(b)                            72,500              3,028,325
  The Corporate Executive Board
    Co.                                           48,900              4,899,780
  Investors Financial Services
    Corp.                                         71,200              3,196,880
                                                                ---------------
                                                                     18,306,907
                                                                ---------------
Chemicals - 1.1%
  Air Products & Chemicals, Inc.                  74,600              4,768,432
                                                                ---------------
Computer Software & Services - 9.6%
  Adobe Systems, Inc.(b)                         162,100              4,921,356
  CACI International, Inc.(b)                    117,200              6,836,276
  Ceridian Corp.(b)                              354,700              8,668,868
  Checkfree Corp.(b)                              89,300              4,425,708
  Foundry Networks, Inc.(b)                      312,900              3,335,514
  IHS, Inc.(b)                                   139,500              4,133,385
  Ingram Micro, Inc. - Class A(b)                248,400              4,503,492
  VeriFone Holdings, Inc.(b)                     142,100              4,331,208
                                                                ---------------
                                                                     41,155,807
                                                                ---------------
Electronics - 5.5%
  Ametek, Inc.(c)                                155,700              7,377,066
  Amphenol Corp.                                 133,500              7,470,660
  Cogent, Inc.(b)(c)                             271,100              4,085,477
  FLIR Systems, Inc.(b)(c)                       209,800              4,628,188
                                                                ---------------
                                                                     23,561,391
                                                                ---------------
Energy & Utilities - 1.7%
  Airgas, Inc.                                   198,700              7,401,575
                                                                ---------------
Entertainment & Leisure - 4.4%
  Hilton Hotels Corp.                            112,800              3,189,984
  Orient-Express Hotels Ltd. -
    Class A                                      166,400              6,462,976
  Scientific Games Corp. - Class
    A(b)(c)                                      197,900              7,049,198
  Station Casinos, Inc.                           29,600              2,015,168
                                                                ---------------
                                                                     18,717,326
                                                                ---------------
Finance - 4.0%
  Chicago Mercantile Exchange
    Holdings, Inc.(c)                             13,900              6,826,985
  NYSE Group, Inc.(b)(c)                          69,100              4,731,968
  T. Rowe Price Group, Inc.                      148,400              5,611,004
                                                                ---------------
                                                                     17,169,957
                                                                ---------------
Insurance - 1.8%
  Axis Capital Holdings Ltd.                      78,700              2,251,607
  Endurance Specialty Holdings
    Ltd.                                         167,700              5,366,400
                                                                ---------------
                                                                      7,618,007
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Machinery & Heavy Equipment - 1.3%
  Joy Global, Inc.                                65,300        $     3,401,477
  Lennox International, Inc.                      83,700              2,216,376
                                                                ---------------
                                                                      5,617,853
                                                                ---------------
Manufacturing - 2.7%
  Fortune Brands, Inc.                            59,200              4,203,792
  IDEX Corp.
                                                 157,200              7,419,840
                                                                ---------------
                                                                     11,623,632
                                                                ---------------
Medical & Medical Services - 6.7%
  Caremark Rx, Inc.                              168,600              8,408,082
  Community Health Systems,
    Inc.(b)                                      154,300              5,670,525
  Coventry Health Care, Inc.(b)                   48,350              2,656,349
  Medco Health Solutions, Inc.(b)                112,300              6,432,544
  Omnicare, Inc.(c)                              117,600              5,576,592
                                                                ---------------
                                                                     28,744,092
                                                                ---------------
Medical Instruments & Supplies - 8.7%
  Advanced Medical Optics,
    Inc.(b)(c)                                   143,900              7,295,730
  Cytyc Corp.(b)(c)                              159,100              4,034,776
  Fisher Scientific International,
    Inc.(b)                                      121,500              8,875,575
  Kinetic Concepts, Inc.(b)                      109,100              4,816,765
  Martek Biosciences Corp.(b)(c)                 177,500              5,138,625
  Varian Medical Systems, Inc.(b)                151,300              7,164,055
                                                                ---------------
                                                                     37,325,526
                                                                ---------------
Metal & Mining - 6.1%
  Century Aluminum Co.(b)(c)
                                                  85,900              3,065,771
  CONSOL Energy, Inc.(c)                         234,600             10,960,512
  Massey Energy Co.(b)(c)                        236,000              8,496,000
  MSC Industrial Direct Co., Inc.                 73,200              3,482,124
                                                                ---------------
                                                                     26,004,407
                                                                ---------------
Motor Vehicles - 0.9%
  Oshkosh Truck Corp.
                                                  82,300              3,910,896
                                                                ---------------
Oil & Gas - 8.5%
  Acergy SA- SP ADR(b)                           190,800              2,919,240
  Chesapeake Energy Corp.(c)                     109,500              3,312,375
  ENSCO International, Inc.                      167,100              7,689,942
  EOG Resources, Inc.(c)                         119,100              8,258,394
  Grant Prideco, Inc.(b)                         112,900              5,052,275
  Hess Corp.(c)                                   74,400              3,932,040
  Newfield Exploration Co.(b)(c)
                                                 105,805              5,178,097
                                                                ---------------
                                                                     36,342,363
                                                                ---------------
Personal Services - 0.9%
  Laureate Education, Inc.(b)(c)                  89,600              3,819,648
                                                                ---------------
Pharmaceuticals - 3.5%
  Endo Pharmaceuticals Holdings,
    Inc.(b)                                      195,200              6,437,696
  Shire PLC - ADR                                191,056              8,450,407
                                                                ---------------
                                                                     14,888,103
                                                                ---------------
Restaurants - 1.0%
  Ruby Tuesday, Inc.(c)
                                                 171,400              4,183,874
                                                                ---------------
Retail - Computer & Computer Software
  Stores - 1.5%
  GameStop Corp.(b)                              153,800              6,459,600
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Retail Merchandising - 5.1%
  Chico's FAS, Inc.(b)(c)                        114,100        $     3,078,418
  Coach, Inc.(b)                                 145,900              4,362,410
  Staples, Inc.                                  199,972              4,863,319
  TJX Cos., Inc.                                 292,700              6,691,122
  Williams-Sonoma, Inc.(c)                        86,700              2,952,135
                                                                ---------------
                                                                     21,947,404
                                                                ---------------
Semiconductors & Related Devices - 5.6%
  Analog Devices, Inc.                            63,300              2,034,462
  Freescale Semiconductor, Inc. -
    Class B(b)                                   307,700              9,046,380
  Lam Research Corp.(b)(c)                       160,000              7,459,200
  PMC-Sierra, Inc.(b)(c)                         560,300              5,266,820
                                                                ---------------
                                                                     23,806,862
                                                                ---------------
Steel Pipe & Tubes - 0.6%
  Mueller Water Products, Inc. -
    Class A(b)                                   138,000              2,402,580
                                                                ---------------
Telecommunications - 8.1%
  Amdocs Ltd.(b)                                 301,100             11,020,260
  American Tower Corp. - Class
    A(b)                                         145,300              4,521,736
  Comverse Technology, Inc.(b)                   165,400              3,269,958
  Harris Corp.                                   199,600              8,285,396
  Polycom, Inc.(b)(c)                            345,100              7,564,592
                                                                ---------------
                                                                     34,661,942
                                                                ---------------
Transportation - 1.7%
  Landstar System, Inc.                          155,700              7,353,711
                                                                ---------------
Waste Management - 0.9%
  Stericycle, Inc.(b)                             55,400              3,606,540
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $350,405,637)                                               427,212,819
                                                                ---------------
SHORT TERM INVESTMENTS - 0.3%
  Galileo Money Market Fund
  (Cost $1,073,237)                            1,073,237              1,073,237
                                                                ---------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.2%
  (Cost $351,478,874)                                               428,286,055
                                                                ---------------

                                                                     PAR
                                                      MATURITY      (000)      VALUE
                                                     ----------   --------   ---------
SECURITIES LENDING COLLATERAL - 0.6%
  Bank of America, Master Notes 5.38%(d)(e)          07/03/06     $ 233      $ 233,241
  Bear Stearns Floating Rate Notes 5.37%(e)(f)       07/03/06       765        764,732
  Merrill Lynch, Floating Rate
    Notes 5.15%(d)(e)                                07/14/06        81         80,909
  Merrill Lynch, Master Notes 5.41%(e)               07/03/06       144        143,970
  Morgan Stanley, Floating Rate
    Notes 5.37%(d)(e)                                07/03/06     1,496      1,496,052

                                                                             ---------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,718,904)                                                          2,718,904
                                                                             ---------

                                                                     NUMBER
                                                                   OF SHARES
                                                                ---------------
INVESTMENT IN AFFILIATE - 22.0%
  Institutional Money Market
    Trust(e)
  (Cost $93,837,695)                          93,837,695             93,837,695
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 122.8%
  (Cost $448,035,473(a))                                            524,842,654
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (22.6)%                                      (96,556,599)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.2)%                                                (721,401)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   427,564,654
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $448,254,600. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    89,172,443
     Gross unrealized depreciation                                  (12,584,389)
                                                                ---------------
                                                                $    76,588,054
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Rates shown are the rates as of June 30, 2006.
(e)  Securities purchased with the cash proceeds from securities loaned.
(f)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                                AURORA PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 97.8%
Aerospace - 2.2%
  Goodrich Corp.                                 899,600        $    36,244,884
  Triumph Group, Inc.(b)                         232,900             11,179,200
                                                                ---------------
                                                                     47,424,084
                                                                ---------------
Banks - 9.4%
  City National Corp.(c)                         543,600             35,382,924
  Colonial BancGroup, Inc.                       487,700             12,524,136
  Compass Bancshares, Inc.(c)                    836,600             46,514,960
  Cullen/Frost Bankers, Inc.                     466,200             26,713,260
  First Midwest Bancorp, Inc.                    408,300             15,139,764
  Mercantile Bankshares Corp.                    765,741             27,313,981
  Sterling Bancshares, Inc.                    1,190,941             22,330,144
  Webster Financial Corp.                        329,400             15,626,736
                                                                ---------------
                                                                    201,545,905
                                                                ---------------
Business Services - 6.4%
  Amvescap PLC - ADR                           1,622,300             29,996,327
  The Brink's Co.(c)                           1,235,600             69,700,196
  National Financial Partners Corp.              844,000             37,397,640
                                                                ---------------
                                                                    137,094,163
                                                                ---------------
Computer & Office Equipment - 0.9%
  Electronics for Imaging, Inc.(b)               875,300             18,276,264
                                                                ---------------
Computer Software & Services - 4.2%
  The BISYS Group, Inc.(b)                     1,637,500             22,433,750
  Blackboard, Inc.(b)                            161,000              4,662,560
  CACI International, Inc.(b)(c)                 385,800             22,503,714
  Hyperion Solutions Corp.(b)(c)                 207,600              5,729,760
  Ingram Micro, Inc. - Class A(b)                882,179             15,993,905
  McAfee, Inc.(b)                                383,300              9,302,691
  Sybase, Inc.(b)                                503,700              9,771,780
                                                                ---------------
                                                                     90,398,160
                                                                ---------------
Construction - 1.1%
  ElkCorp                                        420,200             11,668,954
  Martin Marietta Materials, Inc.(c)             126,300             11,512,245
                                                                ---------------
                                                                     23,181,199
                                                                ---------------
Containers - 4.5%
  Crown Holdings, Inc.(b)                        941,100             14,652,927
  Owens-Illinois, Inc.(b)                      1,543,500             25,869,060
  Packaging Corp. of America                     430,000              9,468,600
  Rexam PLC- ADR(c)                              281,697             13,879,493
  Smurfit-Stone Container
    Corp.(b)(c)                                2,937,800             32,139,532
                                                                ---------------
                                                                     96,009,612
                                                                ---------------
Electronics - 1.5%
  Amphenol Corp.(c)                              562,200             31,460,712
                                                                ---------------
Energy & Utilities - 6.2%
  CMS Energy Corp.(b)(c)                         941,100             12,177,834
  DPL, Inc.(c)                                   780,900             20,928,120
  Equitable Resources, Inc.                      622,300             20,847,050
  MDU Resources Group, Inc.                      469,300             17,181,073
  NRG Energy, Inc.(b)(c)                         542,700             26,147,286
  Questar Corp.                                  305,600             24,597,744
  Wisconsin Energy Corp.                         241,900              9,748,570
                                                                ---------------
                                                                    131,627,677
                                                                ---------------
Entertainment & Leisure - 5.0%
  Boyd Gaming Corp.(c)                           435,400             17,572,744
  Gaylord Entertainment Co.(b)                   832,200             36,317,208

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Entertainment & Leisure (Continued)
  Orient-Express Hotels Ltd. -
    Class A                                      485,200        $    18,845,168
  Penn National Gaming, Inc.(b)(c)               577,500             22,395,450
  Steiner Leisure Ltd.(b)                        324,100             12,811,673
                                                                ---------------
                                                                    107,942,243
                                                                ---------------
Finance - 4.1%
  Affiliated Managers Group,
    Inc.(b)(c)                                   569,600             49,492,544
  AllianceBernstein Holding LP                   373,200             22,817,448
  CapitalSource, Inc.                            691,316             16,218,273
                                                                ---------------
                                                                     88,528,265
                                                                ---------------
Food & Agriculture - 2.7%
  Dean Foods Co.(b)                              628,500             23,373,915
  Hain Celestial Group, Inc.(b)
                                               1,332,419             34,323,113
                                                                ---------------
                                                                     57,697,028
                                                                ---------------
Furniture - 1.9%
  Walter Industries, Inc.(c)                     690,000             39,778,500
                                                                ---------------
Insurance - 5.4%
  Aspen Insurance Holdings Ltd.(c)
                                                 635,100             14,791,479
  Endurance Specialty Holdings
    Ltd.
                                                 746,400             23,884,800
  The Hanover Insurance Group,
    Inc.                                       1,167,300             55,400,058
  Platinum Underwriters Holdings
    Ltd.                                         787,100             22,023,058
                                                                ---------------
                                                                    116,099,395
                                                                ---------------
Machinery & Heavy Equipment - 0.8%
  Wabtec Corp.                                   483,137             18,069,324
                                                                ---------------
Manufacturing - 6.2%
  Commercial Metals Co.                          510,900             13,130,130
  Phillips-Van Heusen Corp.                      969,700             37,003,752
  Polo Ralph Lauren Corp.                        568,200             31,194,180
  Roper Industries, Inc.(c)                      273,800             12,800,150
  Snap-On, Inc.                                  315,300             12,744,426
  VF Corp.(c)                                    391,800             26,611,056
                                                                ---------------
                                                                    133,483,694
                                                                ---------------
Medical & Medical Services - 3.2%
  Davita, Inc.(b)
                                                 573,200             28,488,040
  Invitrogen Corp.(b)                            276,300             18,255,141
  Magellan Health Services, Inc.(b)              483,900             21,925,509
                                                                ---------------
                                                                     68,668,690
                                                                ---------------
Medical Instruments & Supplies - 3.9%
  DENTSPLY International, Inc.                   573,700             34,766,220
  Fisher Scientific International,
    Inc.(b)
                                                 528,500             38,606,925
  Viasys Healthcare, Inc.(b)                     433,856             11,106,714
                                                                ---------------
                                                                     84,479,859
                                                                ---------------
Metal & Mining - 1.5%
  Massey Energy Co.(b)(c)                        872,324             31,403,664
                                                                ---------------
Motor Vehicles - 0.5%
  Oshkosh Truck Corp.                            213,200             10,131,264
                                                                ---------------
Oil & Gas - 4.2%
  ENSCO International, Inc.                      271,400             12,489,828
  FMC Technologies, Inc.(b)                      353,700             23,860,602

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                          AURORA PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Helix Energy Solutions Group,
    Inc.(b)(c)                                   462,100        $    18,650,356
  Southwestern Energy Co.(b)                   1,092,700             34,048,532
                                                                ---------------
                                                                     89,049,318
                                                                ---------------
Paper & Forest Products - 0.8%
  Kadant, Inc.(b)                                772,200             17,760,600
                                                                ---------------
Personal Services - 1.0%
  Laureate Education, Inc.(b)(c)                 499,000             21,272,370
                                                                ---------------
Pharmaceuticals - 1.3%
  Andrx Corp.(b)                               1,023,400             23,732,646
  Valeant Pharmaceuticals
    International                                257,600              4,358,592
                                                                ---------------
                                                                     28,091,238
                                                                ---------------
Real Estate - 1.6%
  Alexandria Real Estate Equities,
    Inc.                                         167,800             14,880,504
  The Macerich Co.                               261,000             18,322,200
                                                                ---------------
                                                                     33,202,704
                                                                ---------------
Restaurants - 0.7%
  Landry's Restaurants, Inc.(c)                  365,100             11,847,495
  Tim Hortons, Inc.(b)(c)                         85,000              2,188,750
                                                                ---------------
                                                                     14,036,245
                                                                ---------------
Retail Merchandising - 9.6%
  BJ's Wholesale Club, Inc.(b)(c)                688,100             19,507,635
  Foot Locker, Inc.(c)                           908,300             22,244,267
  Jarden Corp.(b)(c)                             951,600             28,976,220
  New York & Co., Inc.(b)                        642,900              6,281,133
  Officemax, Inc.(c)                             535,300             21,813,475
  PETCO Animal Supplies, Inc.(b)                 642,600             13,128,318
  Regis Corp.                                    613,800             21,857,418
  Saks, Inc.(c)                                1,063,700             17,200,029
  Stage Stores, Inc.                             336,600             11,107,800
  Supervalu, Inc.                              1,035,500             31,789,850
  The Talbots, Inc.                              666,749             12,301,519
                                                                ---------------
                                                                    206,207,664
                                                                ---------------
Security Brokers & Dealers - 3.0%
  A.G. Edwards, Inc.                             431,600             23,876,112
  Piper Jaffray Cos., Inc.(b)                    673,500             41,224,935
                                                                ---------------
                                                                     65,101,047
                                                                ---------------
Semiconductors & Related Devices - 0.5%
  PMC-Sierra, Inc.(b)                          1,099,500             10,335,300
                                                                ---------------
Telecommunications - 1.0%
  Amdocs Ltd.(b)                                 597,300             21,861,180
                                                                ---------------
Transportation - 1.0%
  American Commercial Lines,
    Inc.(b)(c)                                   210,200             12,664,550
  Kirby Corp.(b)                                 243,800              9,630,100
                                                                ---------------
                                                                     22,294,650
                                                                ---------------
Waste Management - 1.5%
  Allied Waste Industries, Inc.(b)(c)          2,773,100             31,502,416
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,914,499,429)                                           2,094,014,434
                                                                ---------------

                                                                           PAR/SHARES
                                               MATURITY       (000)           VALUE
                                              --------   -------------   ---------------
SHORT TERM INVESTMENTS - 2.3%
  Federal Home Loan Bank,
  Discount Notes 4.70%(d)                     07/03/06   $      39,000   $    38,990,034
  Galileo Money Market Fund                                      9,906         9,906,263

                                                                         ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $48,896,297)                                                          48,896,297
                                                                         ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.1%
  (Cost $1,963,395,726)                                                    2,142,910,731
                                                                         ---------------
SECURITIES LENDING COLLATERAL - 2.7%
  Bank of America, Master Notes
    5.38%(e)(f)                              07/03/06          4,934           4,933,879
  Bank of Nova Scotia, Certificate
    of Deposit
    5.30%(f)                                 08/08/06         12,444          12,443,987
  Bear Stearns Floating Rate Notes
    5.37%(f)(g)                              07/03/06          1,515           1,515,374
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper
    5.31%(e)(f)                              07/03/06          6,942           6,941,648
  Merrill Lynch, Floating Rate
    Notes
    5.15%(e)(f)                              07/14/06         15,024          15,024,109
  Merrill Lynch, Master Notes
    5.41%(f)                                 07/03/06          9,823           9,823,366
  Morgan Stanley, Floating Rate
    Notes
    5.37%(e)(f)                              07/03/06          6,362           6,362,120

                                                                              ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $57,044,483)                                                          57,044,483
                                                                              ----------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
INVESTMENT IN AFFILIATE - 14.6%
  Institutional Money Market
    Trust(f)
  (Cost $313,521,679)                        313,521,679            313,521,679
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 117.4%
  (Cost $2,333,961,888(a))                                        2,513,476,893
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (17.3)%                                     (370,566,162)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.1)%                                              (1,446,114)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $ 2,141,464,617
                                                                ===============

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                          AURORA PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

----------

(a)  Cost for federal income tax purposes is $2,335,371,213. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $   243,846,013
     Gross unrealized depreciation                                  (65,740,333)
                                                                ---------------
                                                                $   178,105,680
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  The rate shown is the effective yield at the time of purchase.
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.
(g)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                         SMALL/MID-CAP GROWTH PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 98.9%
Aerospace - 2.4%
  BE Aerospace, Inc.(b)                          167,400        $     3,826,764
  Goodrich Corp.                                  73,500              2,961,315
                                                                ---------------
                                                                      6,788,079
                                                                ---------------
Banks - 0.4%
  Greenhill & Co., Inc.                           11,100                674,436
  Signature Bank(b)                               17,800                576,364
                                                                ---------------
                                                                      1,250,800
                                                                ---------------
Broadcasting - 2.0%
  CKX, Inc.(b)                                   419,900              5,698,043
                                                                ---------------
Business Services - 8.6%
  Advisory Board Co.(b)                           62,600              3,010,434
  Amvescap PLC - ADR                             126,600              2,340,834
  ChoicePoint, Inc.(b)(c)                         84,300              3,521,211
  The Corporate Executive
    Board Co.                                     44,400              4,448,880
  eFunds Corp.(b)                                170,300              3,755,115
  Gartner, Inc. - Class A(b)                     247,800              3,518,760
  Net 1 UEPS Technologies,
    Inc.(b)                                      145,300              3,973,955
                                                                ---------------
                                                                     24,569,189
                                                                ---------------
Chemicals - 0.6%
  Agrium, Inc.(c)                                 79,600              1,848,312
                                                                ---------------
Computer Software & Services - 16.6%
  Blackboard, Inc.(b)                            132,400              3,834,304
  CACI International, Inc.(b)(c)                  44,200              2,578,186
  Ceridian Corp.(b)                              181,400              4,433,416
  Checkfree Corp.(b)                              29,300              1,452,108
  Foundry Networks, Inc.(b)                      315,700              3,365,362
  Hyperion Solutions Corp.(b)(c)                  80,600              2,224,560
  IHS, Inc.(b)                                   162,000              4,800,060
  Ingram Micro, Inc. - Class A(b)                160,000              2,900,800
  Move, Inc.(b)(c)                               668,800              3,665,024
  SonicWALL, Inc.(b)                             762,500              6,854,875
  Transaction Systems
    Architects, Inc.(b)                          151,200              6,303,528
  VeriFone Holdings, Inc.(b)(c)                  164,100              5,001,768
                                                                ---------------
                                                                     47,413,991
                                                                ---------------
Electronics - 1.8%
  Ametek, Inc.                                    52,700              2,496,926
  FLIR Systems, Inc.(b)(c)                       117,800              2,598,668
                                                                ---------------
                                                                      5,095,594
                                                                ---------------
Energy & Utilities - 1.9%
  Airgas, Inc.                                   142,800              5,319,300
                                                                ---------------
Entertainment & Leisure - 3.8%
  Orient-Express Hotels Ltd. -
    Class A                                       85,400              3,316,936
  Scientific Games Corp. - Class
    A(b)(c)                                       90,800              3,234,296
  Station Casinos, Inc.                           62,000              4,220,960
                                                                ---------------
                                                                     10,772,192
                                                                ---------------
Finance - 3.3%
  Affiliated Managers Group,
    Inc.(b)(c)                                    28,500              2,476,365
  Nuveen Investments - Class A                    54,500              2,346,225
  Wright Express Corp.(b)(c)                     160,900              4,624,266
                                                                ---------------
                                                                      9,446,856
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Machinery & Heavy Equipment - 1.8%
  Bucyrus International, Inc. -
    Class A                                       57,000        $     2,878,500
  Lennox International, Inc.                      84,200              2,229,616
                                                                ---------------
                                                                      5,108,116
                                                                ---------------
Manufacturing - 4.7%
  Actuant Corp. - Class A(c)                      84,100              4,200,795
  Gardner Denver, Inc.(b)                        151,800              5,844,300
  The Warnaco Group, Inc.(b)                     182,600              3,410,968
                                                                ---------------
                                                                     13,456,063
                                                                ---------------
Medical & Medical Services - 9.6%
  Community Health Systems,
    Inc.(b)                                       79,900              2,936,325
  Coventry Health Care, Inc.(b)                   62,400              3,428,256
  Digene Corp.(b)                                148,400              5,749,016
  Noven Pharmaceuticals,
    Inc.(b)                                      204,600              3,662,340
  Omnicare, Inc.(c)                               63,900              3,030,138
  Pediatrix Medical Group,
    Inc.(b)                                       79,200              3,587,760
  Symbion, Inc.(b)                                81,400              1,689,864
  Triad Hospitals, Inc.(b)(c)                     83,300              3,297,014
                                                                ---------------
                                                                     27,380,713
                                                                ---------------
Medical Instruments & Supplies - 8.1%
  Advanced Medical Optics,
    Inc.(b)(c)                                    85,700              4,344,990
  Hologic, Inc.(b)                                74,100              3,657,576
  Kyphon, Inc.(b)(c)                              81,600              3,130,176
  Martek Biosciences Corp.(b)(c)                 120,200              3,479,790
  Varian Medical Systems,
    Inc.(b)                                       78,300              3,707,505
  Wright Medical Group, Inc.(b)                  226,105              4,732,378
                                                                ---------------
                                                                     23,052,415
                                                                ---------------
Metal & Mining - 3.1%
  Century Aluminum Co.(b)(c)                      55,800              1,991,502
  CONSOL Energy, Inc.(c)                          80,000              3,737,600
  Massey Energy Co.(b)(c)                         89,500              3,222,000
                                                                ---------------
                                                                      8,951,102
                                                                ---------------
Motor Vehicles - 0.0%
  Wabash National Corp.                              708                 10,875
                                                                ---------------
Oil & Gas - 5.6%
  Comstock Resources, Inc.(b)                     88,400              2,639,624
  Diamond Offshore Drilling,
    Inc.(c)                                       39,000              3,273,270
  ENSCO International, Inc.                       78,200              3,598,764
  National-Oilwell, Inc.(b)(c)                    45,100              2,855,732
  Pride International, Inc.(b)                   117,700              3,675,771
                                                                ---------------
                                                                     16,043,161
                                                                ---------------
Personal Services - 1.5%
  Laureate Education, Inc.(b)(c)                 103,200              4,399,416
                                                                ---------------
Pharmaceuticals - 2.9%
  Endo Pharmaceuticals
    Holdings, Inc.(b)                            163,500              5,392,230
  Shire PLC - ADR                                 64,800              2,866,104
                                                                ---------------
                                                                      8,258,334
                                                                ---------------
Restaurants - 1.6%
  Burger King Holdings, Inc.(b)                   43,400                683,550

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   SMALL/MID-CAP GROWTH PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Restaurants (Continued)
  Ruth's Chris Steak House,
    Inc.(b)                                      130,200        $     2,658,684
  Texas Roadhouse, Inc.(b)                       102,600              1,387,152
                                                                ---------------
                                                                      4,729,386
                                                                ---------------
Retail Merchandising - 3.2%
  Central Garden & Pet Co.(b)                     34,200              1,472,310
  The Children's Place Retail
    Stores, Inc.(b)                               40,900              2,456,045
  Dick's Sporting Goods, Inc.(b)                  87,415              3,461,634
  Williams-Sonoma, Inc.(c)                        56,100              1,910,205
                                                                ---------------
                                                                      9,300,194
                                                                ---------------
Semiconductors & Related Devices - 5.1%
  Analog Devices, Inc.                            74,200              2,384,788
  Cymer, Inc.(b)                                  48,900              2,271,894
  Freescale Semiconductor, Inc.
    - Class A(b)                                  84,900              2,462,100
  Microsemi Corp.(b)                              82,200              2,004,036
  Standard Microsystems
    Corp.(b)                                     123,200              2,689,456
  Varian Semiconductor
    Equipment Associates,
    Inc.(b)                                       81,200              2,647,932
                                                                ---------------
                                                                     14,460,206
                                                                ---------------
Steel Pipe & Tubes - 0.6%
  Mueller Water Products, Inc. -
    Class A(b)                                    93,300              1,624,353
                                                                ---------------
Telecommunications - 7.8%
  Amdocs Ltd.(b)                                 156,200              5,716,920
  American Tower Corp. - Class
    A(b)                                         146,500              4,559,080
  Avid Technology, Inc.(b)(c)                     49,800              1,659,834
  Comverse Technology, Inc.(b)                   114,000              2,253,780
  Harris Corp.                                    44,900              1,863,799
  Polycom, Inc.(b)(c)                            279,800              6,133,216
                                                                ---------------
                                                                     22,186,629
                                                                ---------------
Transportation - 1.0%
  Landstar System, Inc.                           59,000              2,786,570
                                                                ---------------
Waste Management - 0.9%
  Stericycle, Inc.(b)                             41,300              2,688,630
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $235,756,790)                                               282,638,518
                                                                ---------------

SHORT TERM INVESTMENTS - 0.7%
  Galileo Money Market Fund
  (Cost $1,957,273)                            1,957,273              1,957,273
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.6%
  (Cost $237,714,063)                                               284,595,791
                                                                ---------------

                                                     PAR/SHARES
                                        MATURITY       (000)          VALUE
                                       ----------   -----------   -------------
SECURITIES LENDING COLLATERAL - 4.9%
  Bear Stearns Floating Rate Notes
    5.37%(d)(e)                        07/03/06     $  524        $     523,840
                                                                  -------------
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper
    5.31%(e)(f)                        07/03/06      1,169            1,169,344
  Merrill Lynch, Floating Rate
    Notes
    5.15%(e)(f)                        07/14/06      4,529            4,528,678
  Merrill Lynch, Master Notes
    5.41%(e)                           07/03/06     44,307            4,430,726
  Morgan Stanley, Floating Rate
    Notes
    5.37%(e)(f)                        07/03/06      3,326            3,325,877

                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $13,978,465)                                                 13,978,465
                                                                  -------------

                                                 NUMBER
                                                OF SHARES
                                                ---------
INVESTMENT IN AFFILIATE - 19.0%
  Institutional Money Market
    Trust(e)
  (Cost $54,257,506)                          54,257,506             54,257,506
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 123.5%
  (Cost $305,950,034(a))                                            352,831,762
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (23.9)%                                      (68,235,971)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                                                  1,220,366
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   285,816,157
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $307,014,540. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    57,179,611
     Gross unrealized depreciation                                  (11,362,389)
                                                                ---------------
                                                                $    45,817,222
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(e)  Securities purchased with the cash proceeds from securities loaned.
(f)  Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 96.7%
Aerospace - 1.4%
  K&F Industries Holdings, Inc.(b)                33,700        $       597,501
  Orbital Sciences Corp.(b)                       51,400                829,596
                                                                ---------------
                                                                      1,427,097
                                                                ---------------
Banks - 14.1%
  Boston Private Financial
    Holdings, Inc.                                52,400              1,461,960
  Cathay General Bancorp                          25,700                934,966
  Central Pacific Financial Corp.                 27,600              1,068,120
  First Midwest Bancorp, Inc.                     44,100              1,635,228
  First Niagara Financial Group,
    Inc.                                          56,200                787,924
  Harbor Florida Bancshares, Inc.                  3,900                144,846
  Sterling Financial Corp.                        67,925              2,072,392
  Taylor Capital Group, Inc.                      36,400              1,485,484
  Trustmark Corp.                                 33,100              1,025,107
  Umpqua Holdings Corp.                           35,800                918,270
  Westamerica Bancorp.                            14,700                719,859
  Wintrust Financial Corp.(c)                     26,600              1,352,610
  WSFS Financial Corp.                            11,294                694,016
                                                                ---------------
                                                                     14,300,782
                                                                ---------------
Broadcasting - 0.5%
  Outdoor Channel Holdings,
    Inc.(b)                                       49,900                514,968
                                                                ---------------
Business Services - 5.8%
  The Brink's Co.(c)                              62,500              3,525,625
  National Financial Partners Corp.               39,500              1,750,245
  PRA International(b)                            27,591                614,451
                                                                ---------------
                                                                      5,890,321
                                                                ---------------
Computer & Office Equipment - 2.6%
  Electronics for Imaging, Inc.(b)                51,500              1,075,320
  Imation Corp.                                   38,000              1,559,900
                                                                ---------------
                                                                      2,635,220
                                                                ---------------
Computer Software & Services - 2.1%
  The BISYS Group, Inc.(b)                        47,400                649,380
  CACI International, Inc.(b)(c)                  13,800                804,954
  FileNET Corp.(b)                                26,000                700,180
                                                                ---------------
                                                                      2,154,514
                                                                ---------------
Construction - 2.3%
  Washington Group International,
    Inc.                                          43,200              2,304,288
                                                                ---------------
Containers - 0.8%
  Silgan Holdings, Inc.                           21,100                780,911
                                                                ---------------
Electronics - 0.7%
  Directed Electronics, Inc.(b)                   56,107                736,124
                                                                ---------------
Energy & Utilities - 6.1%
  Black Hills Corp.                               42,300              1,452,159
  El Paso Electric Co.(b)                         59,100              1,191,456
  ITC Holdings Corp.                              34,000                903,720
  Northwestern Corp.                              15,300                525,555
  Pike Electric Corp.(b)                          48,400                932,184
  PNM Resources, Inc.                             47,200              1,178,112
                                                                ---------------
                                                                      6,183,186
                                                                ---------------
Entertainment & Leisure - 5.9%
  Gaylord Entertainment Co.(b)                    48,400              2,112,176
  Orient-Express Hotels Ltd. -
    Class A                                       39,100              1,518,644

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Entertainment & Leisure (Continued)
  Progressive Gaming International
    Corp.(b)(c)                                   60,900        $       475,020
  Regal Entertainment Group -
    Class A(c)                                    27,800                564,896
  Vail Resorts, Inc.(b)                           36,700              1,361,570
                                                                ---------------
                                                                      6,032,306
                                                                ---------------
Food & Agriculture - 2.6%
  Chiquita Brands International, Inc.             64,300                886,054
  Hain Celestial Group, Inc.(b)                   68,300              1,759,408
                                                                ---------------
                                                                      2,645,462
                                                                ---------------
Furniture - 2.2%
  Walter Industries, Inc.(c)                      39,200              2,259,880
                                                                ---------------
Insurance - 4.8%
  Aspen Insurance Holdings Ltd.(c)                69,000              1,607,010
  The Hanover Insurance Group,
    Inc.                                          46,700              2,216,382
  Platinum Underwriters Holdings
    Ltd.                                          36,100              1,010,078
                                                                ---------------
                                                                      4,833,470
                                                                ---------------
Manufacturing - 7.5%
  Aptargroup, Inc.                                20,800              1,031,888
  Goodman Global, Inc.(b)                         41,800                634,524
  Nordson Corp.                                   13,800                678,684
  Phillips-Van Heusen Corp.                       49,600              1,892,736
  The Warnaco Group, Inc.(b)                      61,700              1,152,556
  Watson Wyatt Worldwide, Inc.(c)                 45,600              1,602,384
  Watts Water Technologies, Inc.                  19,000                637,450
                                                                ---------------
                                                                      7,630,222
                                                                ---------------
Medical & Medical Services - 5.0%
  Amsurg Corp.(b)                                 37,700                857,675
  Magellan Health Services, Inc.(b)               34,200              1,549,602
  Per-Se Technologies, Inc.(b)                    64,900              1,634,182
  Radiation Therapy Services,
    Inc.(b)                                       37,993              1,022,392
                                                                ---------------
                                                                      5,063,851
                                                                ---------------
Medical Instruments & Supplies - 2.7%
  DJ Orthopedics, Inc.(b)                         67,700              2,493,391
  Polymedica Corp.                                 6,200                222,952
                                                                ---------------
                                                                      2,716,343
                                                                ---------------
Metal & Mining - 0.5%
  Foundation Coal Holdings, Inc.                  11,700                549,081
                                                                ---------------
Oil & Gas - 3.1%
  Carbo Ceramics, Inc.                            12,200                599,386
  Comstock Resources, Inc.(b)                     39,500              1,179,470
  Goodrich Petroleum Corp.(b)                     21,718                616,574
  Whiting Petroleum Corp.(b)(c)                   17,500                732,725
                                                                ---------------
                                                                      3,128,155
                                                                ---------------
Pharmaceuticals - 1.6%
  Andrx Corp.(b)                                  54,600              1,266,174
  Valeant Pharmaceuticals
    International                                 22,500                380,700
                                                                ---------------
                                                                      1,646,874
                                                                ---------------
Publishing & Printing - 1.5%
  Marvel Entertainment, Inc.(b)(c)                42,600                852,000

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Publishing & Printing (Continued)
  Scholastic Corp.(b)                             26,600        $       690,802
                                                                ---------------
                                                                      1,542,802
                                                                ---------------
Real Estate - 3.0%
  Corporate Office Properties Trust               19,900                837,392
  Education Realty Trust, Inc.                    39,900                664,335
  Innkeepers USA Trust                            41,000                708,480
  Strategic Hotels & Resorts, Inc.                42,900                889,746
                                                                ---------------
                                                                      3,099,953
                                                                ---------------
Restaurants - 1.7%
  Landry's Restaurants, Inc.(c)                   34,300              1,113,035
  Ryan's Restaurant Group, Inc.(b)                51,800                616,938
                                                                ---------------
                                                                      1,729,973
                                                                ---------------
Retail Merchandising - 10.4%
  BJ's Wholesale Club, Inc.(b)(c)                 26,900                762,615
  Copart, Inc.(b)                                 37,400                918,544
  The Finish Line, Inc. - Class A                 41,000                485,030
  Jarden Corp.(b)(c)                              46,100              1,403,745
  Officemax, Inc.(c)                              25,400              1,035,050
  PETCO Animal Supplies, Inc.(b)                  57,300              1,170,639
  RC2 Corp.(b)                                    27,300              1,055,418
  Regis Corp.                                     33,100              1,178,691
  Saks, Inc.(c)                                   44,000                711,480
  Stage Stores, Inc.                              32,500              1,072,500
  The Talbots, Inc.                               40,338                744,236
                                                                ---------------
                                                                     10,537,948
                                                                ---------------
Security Brokers & Dealers - 3.3%
  Piper Jaffray Cos., Inc.(b)(c)                  54,200              3,317,582
                                                                ---------------
Semiconductors & Related Devices - 0.5%
  PMC-Sierra, Inc.(b)(c)                          58,000                545,200
                                                                ---------------
Telecommunications - 1.8%
  Andrew Corp.(b)                                 54,800                485,528
  Polycom, Inc.(b)(c)                             63,000              1,380,960
                                                                ---------------
                                                                      1,866,488
                                                                ---------------
Transportation - 0.6%
  American Commercial Lines,
    Inc.(b)(c)                                    10,000                602,500
                                                                ---------------
Waste Management - 1.6%
  Waste Connections, Inc.(b)                      43,900              1,597,960
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $88,241,177)                                                 98,273,461
                                                                ---------------
SHORT TERM INVESTMENTS - 3.4%
  Galileo Money Market Fund
  (Cost $3,502,416)                            3,502,416              3,502,416
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.1%
  (Cost $91,743,593)                                                101,775,877
                                                                ---------------

                                                                    PAR
                                                     MATURITY      (000)         VALUE
                                                    ----------   ---------   -------------
SECURITIES LENDING COLLATERAL - 3.3%
  Bank of America, Master Notes 5.38%(d)(e)          07/03/06     $1,762      $1,762,437
  Merrill Lynch, Floating Rate
    Notes 5.15%(d)(e)                                07/14/06      1,207       1,207,474
  Morgan Stanley, Floating Rate
    Notes 5.37%(d)(e)                                07/03/06        385         384,529

                                                                              ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,354,440)                                                            3,354,440
                                                                              ----------

                                                   NUMBER
                                                  OF SHARES
                                                 ----------
INVESTMENT IN AFFILIATE - 13.9%
  Institutional Money Market
    Trust(e)
  (Cost $14,113,142)                             14,113,142          14,113,142
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 117.3%
  (Cost $109,211,175(a))                                            119,243,459
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (17.2)%                                      (17,467,582)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.1)%                                                (120,839)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   101,655,038
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $109,611,828. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    12,306,843
     Gross unrealized depreciation                                   (2,675,212)
                                                                ---------------
                                                                $     9,631,631
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Rates shown are the rates as of June 30, 2006.
(e)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                         SMALL CAP CORE EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 97.9%
Aerospace - 3.1%
  AAR Corp.(b)                                    15,100        $       335,673
  LMI Aerospace, Inc.(b)                          67,800              1,233,960
  Orbital Sciences Corp.(b)                       62,450              1,007,943
                                                                ---------------
                                                                      2,577,576
                                                                ---------------
Banks - 7.6%
  Boston Private Financial
    Holdings, Inc.                                34,100                951,390
  Cathay General Bancorp                          25,400                924,052
  Central Pacific Financial Corp.                 31,150              1,205,505
  Harbor Florida Bancshares, Inc.                  1,700                 63,138
  Umpqua Holdings Corp.                           46,100              1,182,465
  Wintrust Financial Corp.(c)                     22,800              1,159,380
  WSFS Financial Corp.                            14,200                872,590
                                                                ---------------
                                                                      6,358,520
                                                                ---------------
Broadcasting - 1.9%
  Alliance Atlantis Communications,
    Inc.(b)                                       17,000                496,400
  CKX, Inc.(b)                                    78,500              1,065,245
                                                                ---------------
                                                                      1,561,645
                                                                ---------------
Business Services - 9.2%
  The Brink's Co.(c)                              12,350                696,664
  Forrester Research, Inc.(b)                     55,200              1,544,496
  H&E Equipment Services, Inc.(b)                 31,800                936,510
  Healthcare Services Group, Inc.                 40,800                854,760
  HMS Holdings Corp.(b)                           79,200                849,024
  National Financial Partners Corp.               24,600              1,090,026
  Net 1 UEPS Technologies, Inc.(b)                40,300              1,102,205
  PRA International(b)                            25,294                563,297
                                                                ---------------
                                                                      7,636,982
                                                                ---------------
Computer & Office Equipment - 1.4%
  Electronics for Imaging, Inc.(b)                55,300              1,154,664
                                                                ---------------
Computer Software & Services - 8.4%
  Aladdin Knowledge Systems(b)                    42,000                854,700
  Blackboard, Inc.(b)                             41,900              1,213,424
  CACI International, Inc.(b)(c)                  19,700              1,149,101
  Move, Inc.(b)(c)                               189,800              1,040,104
  SkillSoft PLC - ADR(b)                         263,400              1,612,008
  TIBCO Software, Inc.(b)                        102,250                720,862
  Trident Microsystems, Inc.(b)                   23,100                438,438
                                                                ---------------
                                                                      7,028,637
                                                                ---------------
Construction - 0.5%
  Dycom Industries, Inc.(b)                       20,200                430,058
                                                                ---------------
Containers - 0.5%
  Silgan Holdings, Inc.                           10,900                403,409
                                                                ---------------
Dental Equipment & Supplies - 0.9%
  Align Technology, Inc.(b)(c)                    98,000                724,220
                                                                ---------------
Electronics - 2.8%
  Directed Electronics, Inc.(b)                  103,400              1,356,608
  FLIR Systems, Inc.(b)(c)                        42,700                941,962
                                                                ---------------
                                                                      2,298,570
                                                                ---------------
Energy & Utilities - 1.4%
  El Paso Electric Co.(b)                         34,500                695,520
  Pike Electric Corp.(b)                          25,100                483,426
                                                                ---------------
                                                                      1,178,946
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Entertainment & Leisure - 2.3%
  Gaylord Entertainment Co.(b)                    23,600        $     1,029,904
  Orient-Express Hotels Ltd. -
    Class A                                       21,900                850,596
                                                                ---------------
                                                                      1,880,500
                                                                ---------------
Food & Agriculture - 1.7%
  Lance, Inc.                                     30,150                694,053
  Sanderson Farms, Inc.                           25,000                699,750
                                                                ---------------
                                                                      1,393,803
                                                                ---------------
Insurance - 2.0%
  The Hanover Insurance Group,
    Inc.                                          11,850                562,401
  Platinum Underwriters Holdings
    Ltd.                                          39,300              1,099,614
                                                                ---------------
                                                                      1,662,015
                                                                ---------------
Machinery & Heavy Equipment - 1.1%
  Lennox International, Inc.                      35,600                942,688
                                                                ---------------
Manufacturing - 9.1%
  Actuant Corp. - Class A(c)                      17,450                871,627
  American Railcar Industries, Inc.               25,200                834,372
  Aptargroup, Inc.                                16,950                840,890
  Hexel Corp.(b)                                  63,400                996,014
  K2, Inc.(b)                                    121,200              1,325,928
  Paxar Corp.(b)                                  50,800              1,044,956
  Trex Co., Inc.(b)                               30,700                794,823
  Watson Wyatt Worldwide, Inc.                    23,700                832,818
                                                                ---------------
                                                                      7,541,428
                                                                ---------------
Medical & Medical Services - 8.2%
  Emergency Medical Services LP -
    Class A(b)                                    60,100                775,290
  LCA-Vision, Inc.                                 9,500                502,645
  Pediatrix Medical Group, Inc.(b)                37,700              1,707,810
  Per-Se Technologies, Inc.(b)(c)                 57,350              1,444,073
  Radiation Therapy Services,
    Inc.(b)                                       27,900                750,789
  Symbion, Inc.(b)                                26,446                549,019
  Vital Images, Inc.(b)                           43,850              1,083,095
                                                                ---------------
                                                                      6,812,721
                                                                ---------------
Medical Instruments & Supplies - 9.0%
  DJ Orthopedics, Inc.(b)                         65,700              2,419,731
  Ev3, Inc.(b)(c)                                 47,800                707,918
  Hologic, Inc.(b)                                38,000              1,875,680
  Immucor, Inc.(b)                                50,525                971,596
  IntraLase Corp.(b)                              21,800                364,932
  MWI Veterinary Supply, Inc.(b)                  32,650              1,189,439
                                                                ---------------
                                                                      7,529,296
                                                                ---------------
Metal & Mining - 0.8%
  Foundation Coal Holdings, Inc.                  14,900                699,257
                                                                ---------------
Motor Vehicles - 0.5%
  Tenneco Automotive, Inc.(b)                     17,100                444,600
                                                                ---------------
Oil & Gas - 6.9%
  Carbo Ceramics, Inc.(c)                         20,400              1,002,252
  Goodrich Petroleum Corp.(b)                     43,100              1,223,609
  Hercules Offshore, Inc.(b)                      38,750              1,356,250
  KCS Energy, Inc.(b)                             40,600              1,205,820

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Superior Energy Services, Inc.(b)               28,050        $       950,895
                                                                ---------------
                                                                      5,738,826
                                                                ---------------
Personal Services - 1.3%
  Laureate Education, Inc.(b)(c)                  26,250              1,119,038
                                                                ---------------
Pharmaceuticals - 0.5%
  Andrx Corp.(b)                                  17,700                410,463
                                                                ---------------
Publishing & Printing - 0.5%
  Banta Corp.                                      8,687                402,469
                                                                ---------------
Real Estate - 2.8%
  Corporate Office Properties Trust               10,000                420,800
  Education Realty Trust, Inc.                    27,400                456,210
  LaSalle Hotel Properties (REIT)                 31,600              1,463,080
                                                                ---------------
                                                                      2,340,090
                                                                ---------------
Restaurants - 0.2%
  Denny's Corp.(b)                                51,300                189,297
                                                                ---------------
Retail Merchandising - 5.1%
  The Children's Place Retail
    Stores, Inc.(b)                                9,050                543,453
  Core-Mark Holding Co., Inc.(b)                  32,300              1,156,340
  Golf Galaxy, Inc.(b)                            40,800                548,760
  Jarden Corp.(b)(c)                              27,425                835,091
  Officemax, Inc.(c)                              19,300                786,475
  Tractor Supply Co.(b)                            6,800                375,836
                                                                ---------------
                                                                      4,245,955
                                                                ---------------
Security Brokers & Dealers - 1.6%
  Piper Jaffray Cos., Inc.(b)                     22,000              1,346,620
                                                                ---------------
Semiconductors & Related Devices - 2.5%
  Rudolph Technologies, Inc.(b)                   61,750                895,375
  Silicon Storage Technology,
    Inc.(b)                                       77,200                313,432
  Ultra Clean Holdings, Inc.(b)                   99,900                874,125
                                                                ---------------
                                                                      2,082,932
                                                                ---------------
Telecommunications - 2.4%
  EMS Technologies, Inc.(b)                       64,400              1,157,268
  RCN Corp.(b)                                    35,000                872,550
                                                                ---------------
                                                                      2,029,818
                                                                ---------------
Transportation - 1.7%
  Universal Truckload Services,
    Inc.(b)                                        5,200                177,476
  Vitran Corp., Inc.(b)                           54,300              1,275,507
                                                                ---------------
                                                                      1,452,983
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $76,668,205)                                                 81,618,026
                                                                ---------------

                                                      PAR/SHARES
                                          MATURITY       (000)         VALUE
                                         ----------   -----------   -----------
SHORT TERM INVESTMENTS - 0.7%
Galileo Money Market Fund
 (Cost $554,175)                                      $     554     $   554,175

TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE - 98.6%
  (Cost $77,222,380)                                                 82,172,201
                                                                    -----------

SECURITIES LENDING COLLATERAL - 1.9%
  Bank of America, Master Notes
    5.38%(d)(e)                           07/03/06           78          77,903
  Citibank, Master Notes
    5.38%(d)(e)                           07/03/06          590         589,890
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper
    5.31%(d)(e)                           07/03/06          226         226,400
  Merrill Lynch, Floating Rate
    Notes
    5.15%(d)(e)                           07/14/06          713         712,731

                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,606,924)                                                   1,606,924
                                                                    -----------

                                                 NUMBER
                                               OF SHARES
                                              -----------
INVESTMENT IN AFFILIATE - 9.2%
  Institutional Money Market
    Trust(e)
  (Cost $7,701,151)                            7,701,151              7,701,151
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES - 109.7%
  (Cost $86,530,455(a))                                              91,480,276
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (11.2)%                                       (9,308,075)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.5%                                                  1,213,141
                                                                    -----------
TOTAL NET ASSETS - 100%                                             $83,385,342
                                                                    ===========

----------

(a)  Cost for federal income tax purposes is $86,776,424. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                  $ 7,645,339
     Gross unrealized depreciation                                   (2,941,487)
                                                                    -----------
                                                                    $ 4,703,852
                                                                    ===========

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Rates shown are the rates as of June 30, 2006.
(e)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 95.1%
Aerospace - 1.7%
  BE Aerospace, Inc.(b)                          362,200        $     8,279,892
  LMI Aerospace, Inc.(b)                         126,100              2,295,020
                                                                ---------------
                                                                     10,574,912
                                                                ---------------
Banks - 0.2%
  Signature Bank(b)                               38,500              1,246,630
                                                                ---------------
Broadcasting - 2.6%
  CKX, Inc.(b)                                   933,700             12,670,309
  Outdoor Channel Holdings,
    Inc.(b)                                      383,700              3,959,784
                                                                ---------------
                                                                     16,630,093
                                                                ---------------
Business Services - 7.7%
  Advisory Board Co.(b)                          137,600              6,617,184
  DiamondCluster International,
    Inc.(b)                                    1,170,800              9,272,736
  eFunds Corp.(b)                                357,300              7,878,465
  Forrester Research, Inc.(b)                    399,700             11,183,606
  Gartner, Inc. - Class A(b)                     452,600              6,426,920
  Healthcare Services Group, Inc.                332,800              6,972,160
  Huron Consulting Group, Inc.(b)                  7,517                263,772
                                                                ---------------
                                                                     48,614,843
                                                                ---------------
Chemicals - 0.6%
  Agrium, Inc.                                   175,600              4,077,432
                                                                ---------------
Computer Software & Services - 19.1%
  Aladdin Knowledge Systems(b)                   351,000              7,142,850
  Blackboard, Inc.(b)                            289,500              8,383,920
  CACI International, Inc.(b)                    105,600              6,159,648
  Foundry Networks, Inc.(b)                      690,100              7,356,466
  IHS, Inc.(b)                                   355,800             10,542,354
  Interwoven, Inc.(b)                            792,000              6,795,360
  Move, Inc.(b)                                1,430,600              7,839,688
  SI International, Inc.(b)                      199,200              6,107,472
  SkillSoft PLC - ADR(b)                       2,799,730             17,134,348
  SonicWALL, Inc.(b)                           1,854,800             16,674,652
  Synchronoss Technologies,
    Inc.(b)(c)                                   176,100              1,528,548
  Transaction Systems Architects,
    Inc.(b)                                      344,500             14,362,205
  VeriFone Holdings, Inc.(b)                     367,900             11,213,592
                                                                ---------------
                                                                    121,241,103
                                                                ---------------
Dental Equipment & Supplies - 1.3%
  Align Technology, Inc.(b)(c)                 1,094,100              8,085,399
                                                                ---------------
Electronics - 0.9%
  FLIR Systems, Inc.(b)(c)                       267,600              5,903,256
                                                                ---------------
Energy & Utilities - 1.8%
  Airgas, Inc.(c)                                302,900             11,283,025
                                                                ---------------
Entertainment & Leisure - 4.4%
  Orient-Express Hotels Ltd. -
    Class A                                      212,200              8,241,848
  Scientific Games Corp. - Class
    A(b)(c)                                      201,200              7,166,744
  Vail Resorts, Inc.(b)                          213,900              7,935,690
  World Wrestling Entertainment,
    Inc.                                         281,800              4,759,602
                                                                ---------------
                                                                     28,103,884
                                                                ---------------
Finance - 3.8%
  Affiliated Managers Group,
    Inc.(b)(c)                                    55,100              4,787,639

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Finance (Continued)
  Net 1 UEPS Technologies, Inc.(b)               330,200        $     9,030,970
  Wright Express Corp.(b)                        356,600             10,248,684
                                                                ---------------
                                                                     24,067,293
                                                                ---------------
Machinery & Heavy Equipment - 2.5%
  Bucyrus International, Inc. - Class
    A                                            124,900              6,307,450
  Gehl Co.(b)                                    167,346              4,272,343
  Lennox International, Inc.                     202,500              5,362,200
                                                                ---------------
                                                                     15,941,993
                                                                ---------------
Manufacturing - 7.3%
  Actuant Corp. - Class A                        182,100              9,095,895
  Crocs, Inc.(b)(c)                              181,600              4,567,240
  Gardner Denver, Inc.(b)                        337,000             12,974,500
  The Warnaco Group, Inc.(b)                     402,800              7,524,304
  Watson Wyatt Worldwide, Inc.                   351,800             12,362,252
                                                                ---------------
                                                                     46,524,191
                                                                ---------------
Medical & Medical Services - 7.1%
  Digene Corp.(b)
                                                 326,300             12,640,862
  Digirad Corp.(b)
                                                 405,600              1,817,088
  Noven Pharmaceuticals, Inc.(b)                 666,700             11,933,930
  Pediatrix Medical Group, Inc.(b)               216,400              9,802,920
  Symbion, Inc.(b)                               428,200              8,889,432
                                                                ---------------
                                                                     45,084,232
                                                                ---------------
Medical Instruments & Supplies - 8.8%
  Adeza Biomedical Corp.(b)                      245,200              3,437,704
  Advanced Medical Optics,
    Inc.(b)(c)                                   187,700              9,516,390
  Bruker BioSciences Corp.(b)                    463,100              2,482,216
  Hologic, Inc.(b)                               185,350              9,148,876
  IntraLase Corp.(b)                             384,700              6,439,878
  Kyphon, Inc.(b)(c)                             180,100              6,908,636
  Martek Biosciences Corp.(b)(c)                 264,700              7,663,065
  Wright Medical Group, Inc.(b)                  478,081             10,006,235
                                                                ---------------
                                                                     55,603,000
                                                                ---------------
Metal & Mining - 2.0%
  Century Aluminum Co.(b)(c)
                                                 120,800              4,311,352
  Massey Energy Co.(b)(c)                        234,600              8,445,600
                                                                ---------------
                                                                     12,756,952
                                                                ---------------
Metal Working Machinery & Equipment - 0.5%
  RBC Bearings, Inc.(b)                          143,600              3,259,720
                                                                ---------------
Motor Vehicles - 0.0%
  Wabash National Corp.                            1,765                 27,110
                                                                ---------------
Oil & Gas - 6.6%
  Atwood Oceanics, Inc.(b)                       130,900              6,492,640
  Comstock Resources, Inc.(b)                    198,200              5,918,252
  Oceaneering International, Inc.(b)             230,400             10,563,840
  Parallel Petroleum Corp.(b)
                                                 135,100              3,338,321
  Superior Energy Serivces, Inc.(b)
                                                 263,300              8,925,870
  Trico Marine Services, Inc.(b)                 197,500              6,715,000
                                                                ---------------
                                                                     41,953,923
                                                                ---------------
Personal Services - 1.5%
  Laureate Education, Inc.(b)(c)                 225,700              9,621,591
                                                                ---------------
Restaurants - 3.4%
  Red Robin Gourmet Burgers,
    Inc.(b)(c)                                   264,900             11,274,144

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Restaurants (Continued)
  Ruth's Chris Steak House, Inc.(b)              340,900        $     6,961,178
  Texas Roadhouse, Inc.(b)                       224,400              3,033,888
                                                                ---------------
                                                                     21,269,210
                                                                ---------------
Retail Merchandising - 2.9%
  Central Garden & Pet Co.(b)                     71,600              3,082,380
  The Children's Place Retail
    Stores, Inc.(b)                               89,700              5,386,485
  Dick's Sporting Goods, Inc.(b)                 194,521              7,703,032
  Golfsmith International Holdings,
    Inc.(b)                                      230,400              2,327,040
                                                                ---------------
                                                                     18,498,937
                                                                ---------------
Semiconductors & Related Devices - 4.5%
  Cymer, Inc.(b)                                 107,700              5,003,742
  Kulicke & Soffa Industries, Inc.(b)            423,700              3,139,617
  Micrel, Inc.(b)                                399,400              3,997,994
  Microsemi Corp.(b)                             180,700              4,405,466
  Standard Microsystems Corp.(b)                 269,200              5,876,636
  Varian Semiconductor Equipment
    Associates, Inc.(b)                          178,800              5,830,668
                                                                ---------------
                                                                     28,254,123
                                                                ---------------
Steel Pipe & Tubes - 0.6%
  Mueller Water Products, Inc. -
    Class A(b)                                   201,600              3,509,856
                                                                ---------------
Telecommunications - 3.3%
  EMS Technologies, Inc.(b)                      283,500              5,094,495
  Polycom, Inc.(b)(c)                            598,500             13,119,120
  WinderThan Co. Ltd. - ADR(b)                   259,800              2,673,342
                                                                ---------------
                                                                     20,886,957
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $501,547,059)                                               603,019,665
                                                                ---------------

                                                        PAR/SHARES
                                              MATURITY    (000)
                                              -------- -----------
SHORT TERM INVESTMENTS - 4.1%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(d)                                  07/03/06  $ 16,200     16,195,725
  Galileo Money Market Fund                                9,987      9,986,953
                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $26,182,678)                                                 26,182,678
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE - 99.2%
  (Cost $527,729,737)                                               629,202,343
                                                                ---------------

SECURITIES LENDING COLLATERAL - 1.2%
  Citibank, Master Notes 5.38%(e)(f)          07/03/06     2,198      2,198,380
  Merrill Lynch, Floating Rate
    Notes 5.15%(e)(f)                         07/14/06     5,347      5,346,690
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $7,545,070)                                                   7,545,070
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
INVESTMENT IN AFFILIATE - 15.4%
  Institutional Money Market
    Trust(f)
  (Cost $97,763,398)                          97,763,398        $    97,763,398
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 115.8%
  (Cost $633,038,205(a))                                            734,510,811
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (16.6)%                                     (105,308,468)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.8%                                                  5,242,990
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   634,445,333
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $635,854,431. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $   123,315,090
     Gross unrealized depreciation                                  (24,658,710)
                                                                ---------------
                                                                $    98,656,380
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  The rate shown is the effective yield on the discount notes at the time of purchase.
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                NUMBER
                                               OF SHARES             VALUE
                                              ----------        ---------------
COMMON STOCKS - 95.6%
Belgium - 0.8%
Telecommunications - 0.8%
  Option NV(b)                                    10,500        $       251,813
                                                                ---------------
Brazil - 0.3%
Telecommunications - 0.3%
  Tim Participacoes SA - ADR                       3,700                101,935
                                                                ---------------
Cayman Islands - 0.7%
Semiconductors & Related Devices - 0.7%
  ASM Pacific Technology Ltd.                     48,600                236,858
                                                                ---------------
Finland - 0.9%
Telecommunications - 0.9%
  Nokia Corp. - ADR                               15,300                309,978
                                                                ---------------
France - 0.7%
Computer & Office Equipment - 0.7%
  Neopost SA                                       2,000                227,927
                                                                ---------------
Germany - 2.8%
Computer Software & Services - 1.5%
  SAP AG - ADR                                     9,200                483,184
                                                                ---------------
Manufacturing - 1.3%
  MAN AG                                           5,800                420,035
                                                                ---------------
Total Germany                                                           903,219
                                                                ---------------
Hong Kong - 0.8%
Telecommunications - 0.8%
  China Mobile Ltd.                               47,500                271,558
                                                                ---------------
India - 0.6%
Telecommunications - 0.6%
  Bharti Tele-Ventures Ltd.                       23,100                185,643
                                                                ---------------
Indonesia - 0.7%
Telecommunications - 0.7%
  PT Telekomunikasi Indonesia                    280,000                222,174
                                                                ---------------
Japan - 2.5%
Computer Software & Services - 1.8%
  Nippon System Development                        7,400                256,711
  Otsuka Corp.                                     3,000                338,168
                                                                ---------------
                                                                        594,879
                                                                ---------------
Machinery & Heavy Equipment - 0.7%
  Nabtesco Corp.                                  20,200                226,112
                                                                ---------------
Total Japan                                                             820,991
                                                                ---------------
Mexico - 0.8%
Telecommunications - 0.8%
  America Movil SA - ADR(c)                        7,800                259,428
                                                                ---------------
Netherlands - 0.4%
Business Services - 0.4%
  Ordina NV                                        6,200                143,377
                                                                ---------------
Norway - 0.3%
Computer Software & Services - 0.3%
  Fast Search & Transfer ASA(b)                   31,600                100,513
                                                                ---------------
Singapore - 0.7%
Electronic Components & Accessories - 0.7%
  Stats Chippac Ltd.(b)                          338,600                212,848
                                                                ---------------
South Korea - 1.3%
Computer Software & Services - 0.9%
  NHN Corp.(b)                                       900                313,043
                                                                ---------------

                                                NUMBER
                                               OF SHARES             VALUE
                                              ----------        ---------------
COMMON STOCKS (Continued)
South Korea (Continued)
Electronics - 0.4%
  Samsung Electronics Co. Ltd.                       200        $       127,115
                                                                ---------------
Total South Korea                                                       440,158
                                                                ---------------
Taiwan - 3.1%
Computer & Office Equipment - 0.8%
  Lite-On Technology Corp.                       183,866                272,299
                                                                ---------------
Electronics - 1.5%
  Cheng Uei Precision Industry Co.
    Ltd.                                          41,000                166,520
  Hon Hai Precision Industry Co.
    Ltd.                                          31,495                194,549
  Unimicron Technology Corp.                      98,000                127,730
                                                                ---------------
                                                                        488,799
                                                                ---------------
Manufacturing - 0.8%
  Wistron Corp.(b)                               227,000                266,420
                                                                ---------------
Total Taiwan                                                          1,027,518
                                                                ---------------
United Kingdom - 2.1%
Aerospace - 0.7%
  Meggitt PLC                                     37,900                223,747
                                                                ---------------
Computer Software & Services - 0.4%
  Autonomy Corp. PLC                              20,100                152,673
                                                                ---------------
Semiconductors & Related Devices - 0.5%
  Wolfson Microelectronics PLC                    19,600                162,195
                                                                ---------------
Telephone Communications - 0.5%
  Colt Telecom Group PLC(d)                      142,400                154,047
  Colt Telecom Group Rts.                        134,600                      2
                                                                ---------------
                                                                        154,049
                                                                ---------------
Total United Kingdom                                                    692,664
                                                                ---------------
United States - 76.1%
Advertising - 0.9%
  Monster Worldwide, Inc.(b)                       7,100                302,886
                                                                ---------------
Aerospace - 2.0%
  Goodrich Corp.                                   5,900                237,711
  Lockheed Martin Corp.                            5,900                423,266
                                                                ---------------
                                                                        660,977
                                                                ---------------
Business Services - 5.1%
  Accenture Ltd.                                   5,600                158,592
  Akamai Technologies, Inc.(b)                    16,500                597,135
  Aquantive, Inc.(b)(c)                           12,100                306,493
  Black Box Corp.                                  2,700                103,491
  Fiserv, Inc.(b)                                  5,200                235,872
  Huron Consulting Group, Inc.(b)                  8,100                284,229
                                                                ---------------
                                                                      1,685,812
                                                                ---------------
Computer & Office Equipment - 8.0%
  Apple Computer, Inc.(b)                          9,300                531,216
  Cisco Systems, Inc.(b)                          34,900                681,597
  Hewlett-Packard Co.                             17,500                554,400
  International Business Machines
    Corp.(c)                                       5,300                407,146
  Network Appliance, Inc.(b)(c)                   12,900                455,370
                                                                ---------------
                                                                      2,629,729
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                NUMBER
                                               OF SHARES             VALUE
                                              ----------        ---------------
COMMON STOCKS (Continued)
United States (Continued)
Computer Software & Services - 14.6%
  Adobe Systems, Inc.(b)                          12,200        $       370,392
  BEA Systems, Inc.(b)                            38,300                501,347
  Cadence Design Systems, Inc.(b)                 20,300                348,145
  Ceridian Corp.(b)                               13,100                320,164
  Electronic Arts, Inc.(b)                         3,300                142,032
  EMC Corp.(b)                                    15,400                168,938
  Foundry Networks, Inc.(b)                       11,900                126,854
  Google, Inc. - Class A(b)(c)                     1,400                587,062
  Informatica Corp.(b)                            16,300                214,508
  Microsoft Corp.(c)                              17,400                405,420
  Oracle Corp.(b)                                 39,200                568,008
  Sybase, Inc.(b)                                 13,000                252,200
  TIBCO Software, Inc.(b)                         22,500                158,625
  Tom Online, Inc.(b)(c)                           7,800                150,540
  Unica Corp.(b)                                   7,700                 76,230
  Yahoo! Inc.(b)(c)                               11,900                392,700
                                                                ---------------
                                                                      4,783,165
                                                                ---------------
Electronic Components, Nec - 0.5%
  Chartered Semiconductor
    Manufacturing Ltd.(b)                         18,900                164,430
                                                                ---------------
Electronic Services - 0.7%
  Flextronics International Ltd.(b)               20,000                212,400
                                                                ---------------
Electronics - 5.6%
  Agilent Technologies, Inc.(b)                    7,800                246,168
  Coherent, Inc.(b)                                5,900                199,007
  Intel Corp.(c)                                  17,300                327,835
  Intersil Corp. - Class A                         6,900                160,425
  KEMET Corp.(b)                                  24,100                222,202
  Molex, Inc.                                      7,400                248,418
  National Semiconductor Corp.                     4,100                 97,785
  TTM Technologies, Inc.(b)                       22,600                327,022
                                                                ---------------
                                                                      1,828,862
                                                                ---------------
Manufacturing - 1.8%
  Corning, Inc.(b)                                14,400                348,336
  Telefonaktiebolaget LM Ericsson -
    ADR                                            7,000                231,280
                                                                ---------------
                                                                        579,616
                                                                ---------------
Measuring & Controlling Devices - 0.6%
  KLA-Tencor Corp.                                 4,700                195,379
                                                                ---------------
Medical & Medical Services - 2.5%
  Davita, Inc.(b)                                  4,100                203,770
  Manor Care, Inc.(c)                              7,400                347,208
  Quest Diagnostics, Inc.                          4,600                275,632
                                                                ---------------
                                                                        826,610
                                                                ---------------
Medical Instruments & Supplies - 5.6%
  C.R. Bard, Inc.                                  4,700                344,322
  Edwards Lifesciences Corp.(b)                    3,500                159,005
  Northstar Neuroscience, Inc.(b)                  3,900                 40,482
  Varian Medical Systems, Inc.(b)                 14,100                667,635
  Waters Corp.(b)                                  8,576                380,774
  Wright Medical Group, Inc.(b)(c)                11,800                246,974
                                                                ---------------
                                                                      1,839,192
                                                                ---------------
Pharmaceuticals - 10.0%
  Alexion Pharmaceuticals, Inc.(b)                17,900                646,548
  Allergan, Inc.(c)                                1,700                182,342

                                                NUMBER
                                               OF SHARES             VALUE
                                              ----------        ---------------
COMMON STOCKS (Continued)
United States (Continued)
Pharmaceuticals (Continued)
  BioMarin Pharmaceutical,
    Inc.(b)(c)                                    20,200        $       290,274
  Genentech, Inc.(b)(c)                            3,100                253,580
  Gilead Sciences, Inc.(b)(c)                      4,200                248,472
  Keryx Biopharmaceuticals, Inc.(b)               15,193                215,741
  Merck & Co., Inc.(c)                             7,600                276,868
  Novartis AG                                      7,950                428,664
  Regeneron Pharmaceuticals,
    Inc.(b)                                       10,300                132,046
  Renovis, Inc.(b)                                 6,756                103,434
  Roche Holding AG                                 3,100                255,718
  Schering-Plough Corp.                           13,600                258,808
                                                                ---------------
                                                                      3,292,495
                                                                ---------------
Retail Merchandising - 0.6%
  CVS Corp.                                        6,600                202,620
                                                                ---------------
Semiconductors & Related Devices - 8.4%
  Agere Systems, Inc. - ADR(b)                    23,100                339,570
  Analog Devices, Inc.
                                                   8,000                257,120
  Applied Materials, Inc.
                                                  20,300                330,484
  ASML Holding N.V.(b)                            16,900                341,718
  Broadcom Corp. - Class A(b)(c)                  10,850                326,043
  Lam Research Corp.(b)(c)                         5,700                265,734
  Marvell Technology Group
    Ltd.(b)(c)                                     4,300                190,619
  MEMC Electronic Materials,
    Inc.(b)                                        7,700                288,750
  Microchip Technology, Inc.                       5,800                194,590
  Micron Technology, Inc.(b)(c)                   13,500                203,310
                                                                ---------------
                                                                      2,737,938
                                                                ---------------
Telecommunications - 9.2%
  ADC Telecommunications, Inc.(b)                  6,700                112,962
  Alcatel SA - SP ADR(b)                          18,600                234,546
  ALLTEL Corp.(c)                                  5,200                331,916
  Amdocs Ltd.(b)                                  10,800                395,280
  Atheros Communications(b)                       22,100                419,016
  Harris Corp.                                     8,300                344,533
  Leap Wireless International,
    Inc.(b)                                        6,500                308,425
  Motorola, Inc.                                  14,000                282,100
  Oplink Communications, Inc.(b)                  13,900                254,509
  Qualcomm, Inc.                                   8,100                324,567
                                                                ---------------
                                                                      3,007,854
                                                                ---------------
Total United States                                                  24,949,965
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $28,871,141)                                                 31,358,567
                                                                ---------------
SHORT TERM INVESTMENTS - 4.2%
  Galileo Money Market Fund
  (Cost $1,383,796)                            1,383,796              1,383,796
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND
  INVESTMENT IN AFFILIATE - 99.8%
  (Cost $30,254,937)                                                 32,742,363
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                     PAR/SHARES
                                        MATURITY       (000)          VALUE
                                       ----------   -----------   ------------
SECURITIES LENDING COLLATERAL - 4.2%
  Bank of America, Master Notes
    5.38%(e)(f)                        07/03/06     $       555   $    555,390
  Bank of Nova Scotia, Certificate
    of Deposit
    5.30%(f)                           08/08/06             234        234,447
  Citibank, Master Notes
    5.38%(e)(f)                        07/03/06             209        209,318
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper
    5.31%(e)(f)                        07/03/06             327        327,312
  Morgan Stanley, Floating Rate
    Notes
    5.37%(e)(f)                        07/03/06              45         45,295

                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,371,762)                                                  1,371,762
                                                                  ------------

                                                                     NUMBER
                                                                   OF SHARES
                                                                ---------------
INVESTMENT IN AFFILIATE - 11.5%
  Institutional Money Market
    Trust(f)
  (Cost $3,756,197)                            3,756,197              3,756,197
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 115.5%
  (Cost $35,382,896(a))                                              37,870,322
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (15.6)%                                       (5,127,959)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                                     52,093
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $    32,794,455
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $35,502,228. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $     3,435,410
     Gross unrealized depreciation                                   (1,067,316)
                                                                ---------------
                                                                $     2,368,094
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $154,047 which represents 0.5% of net assets.
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                           GLOBAL RESOURCES PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES           VALUE
                                               ----------       ------------
COMMON STOCKS - 95.2%
Canada - 21.3%
Banks - 0.0%
  Quest Capital Corp.                              61,000        $   146,995
                                                                 -----------
Metal & Mining - 3.8%
  Alexco Resource Corp.(b)                         23,200             61,933
  AXMIN, Inc.(b)                                2,581,000          2,196,497
  Bema Gold Corp.(b)                              250,000          1,255,000
  Crystallex International Corp.
    (acquired 1/20/05, cost
    $1,503,200)(b)(c)                             500,000          1,442,265
  European Goldfields Ltd.(b)                     561,400          1,659,608
  Frontier Pacific Mining Corp.(b)              3,024,300          1,137,872
  Gateway Gold Corp.(b)                           500,000            627,072
  Gold Reserve, Inc.(b)(d)                        398,200          2,289,650
  Goldcorp, Inc.                                    4,600            138,663
  Golden Star Resources Ltd.(b)                   789,408          2,305,357
  Mag Silver Corp.(b)                           2,026,200          4,283,644
  Mena Resources, Inc.(b)                          20,000             19,170
  Minefinders Corp. Ltd.(b)                       250,000          2,042,500
  Nevsun Resources Ltd. (acquired
    8/8/97 through 9/9/04, cost
    $4,883,732)(b)(c)                           1,554,800          4,470,938
  NovaGold Resources, Inc.(b)(d)                  691,418          8,863,979
  Orezone Resources, Inc.(b)                      500,000            734,570
  Polymet Mining Corp.(b)                         500,000          1,545,284
  Radius Gold, Inc.(b)                            569,700            321,518
  Romarco Minerals, Inc.(b)                       223,000             41,951
  Southwestern Resources Corp.(b)                 566,900          4,885,405
  Stratagold Corp.(b)                           1,703,700          2,014,587
  Sunridge Gold Corp.(b)                        1,649,292          2,836,729
  Triex Minerals Corp. (acquired
    12/23/05, cost $671,761)(c)(e)                312,100            573,148
  Virginia Mines, Inc.(b)                          59,172            214,679
  X-Cal Resources Ltd.(b)                       1,755,500            566,138

                                                                 -----------
                                                                  46,528,157
                                                                 -----------
Motor Vehicles - 0.1%
  Westport Innovations, Inc.
    (acquired 12/17/03 through
    9/15/04, cost
    $1,052,339)(b)(c)(f)                          959,500            833,750
                                                                 -----------
Oil & Gas - 17.3%
  Accrete Energy, Inc.(b)                          13,690             85,846
  Alberta Clipper Energy, Inc.(b)                 379,215          1,501,505
  Baytex Energy Trust                             496,948         10,773,217
  Birchcliff Energy Ltd.(b)                       398,562          1,910,156
  Bow Valley Energy Ltd.(b)                       634,600          3,553,032
  C1 Energy Ltd.(b)                               647,099            759,383
  Canadian Superior Energy,
    Inc.(b)                                     1,091,000          2,192,910
  Canext Energy Ltd.(b)                           201,600            209,492
  Capitol Energy Resources Ltd.(b)                438,026          1,918,790
  Chamaelo Exploration Ltd.(b)                    202,180            912,826
  Cinch Energy Corp.(b)                           901,980          1,551,377
  Compton Petroleum Corp.(b)                    1,267,329         14,656,649
  Crescent Point Energy Trust                      40,441            790,850
  Crew Energy, Inc. (acquired
    6/24/98 through 3/10/06, cost
    $3,002,247)(b)(c)                             727,137          8,728,510
  Cyries Energy, Inc.(b)                           69,096            640,637
  Daylight Energy Trust                           152,170          1,499,483
  Delphi Energy Corp.(b)                          831,300          3,127,708
  Ember Resources, Inc.(b)                        274,224            805,746
  Endev Energy, Inc.(b)                         1,538,300          2,039,491

                                                  NUMBER
                                                OF SHARES           VALUE
                                               ----------       ------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  Equinox Minerals Ltd.(b)                      1,552,114        $ 1,807,532
  Esprit Energy Trust                             533,525          5,548,889
  Fairborne Energy Trust                          317,020          3,720,292
  Fairquest Energy Ltd.(b)                        520,567          2,331,663
  First Calgary Petroleums Ltd.(b)                740,786          6,569,723
  Galleon Energy, Inc. - Class A
    (acquired 1/20/05 through
    3/13/06, cost
    $9,925,963)(b)(c)(e)                        1,750,482         33,996,640
  Hawker Resources, Inc.(b)                       227,509            845,796
  Highpine Oil & Gas Ltd.(b)                       39,246            653,928
  HSE Integrated Ltd.(b)                           28,238             55,651
  Innova Exploration Ltd.(b)                       77,609            401,845
  Innova Exploration Ltd. (acquired
    10/31/05, cost
    $1,080,002)(c)(e)                             155,000            802,562
  KICK Energy Ltd.(b)                             219,700          1,149,376
  Leader Energy Services Ltd.(b)                  454,104          1,342,420
  Masters Energy, Inc.(b)                          27,741             94,433
  Midnight Oil Exploration Ltd.(b)              1,127,700          3,687,275
  Mission Oil & Gas, Inc.(b)                       53,390            681,066
  Mission Oil & Gas, Inc. (acquired
    7/10/06, cost $285,517)(e)                     26,500            304,241
  Niko Resources Ltd. (acquired
    5/2/03 through 11/10/03, cost
    $689,948)(c)                                   39,000          2,202,419
  Oilexco, Inc.(b)                              1,617,675          8,549,926
  Open Range Energy Corp.(b)                       48,061            154,995
  Pacific Rodera Energy, Inc.(b)                  990,200            691,889
  Paramount Resources Ltd. -
    Class A(b)                                    377,100         12,161,247
  Penn West Energy Trust                          672,000         27,029,293
  Petrolifera Petroleum Ltd.(b)                   199,615          1,967,003
  Point North Energy Ltd.                         147,124             52,718
  Prairie Schooner Petroleum
    Ltd.(b)                                        40,900            559,849
  ProEx Energy Ltd.(b)                             69,096            837,471
  ProspEx Resources Ltd.(b)
                                                1,504,120          5,254,921
  Real Resources, Inc.(b)
                                                  412,737          7,638,759
  Sequoia Oil & Gas Trust                         297,320          4,333,420
  Tag Oil Ltd. (acquired 9/22/05,
    cost $218,247)(c)(e)                          198,000            140,124
  Technicoil Corp. (acquired
    6/15/04, cost $548,935)(b)(c)                 753,100          1,619,135
  Thunder Energy Trust                            568,896          4,245,188
  Trilogy Energy Trust                            308,900          5,229,965
  True Energy Trust                               138,434          1,703,914
  Tusk Energy Corp.(b)                            319,440            987,251
  Tusk Energy Corp. (acquired
    3/10/05 through 6/7/06, cost
    $2,546,071)(b)(c)(e)                          681,846          1,989,540
  Vault Energy Trust                              130,450            993,304
  Vero Energy, Inc.(b)                             91,643            445,778
  West Energy Ltd.(b)                               2,735             10,119
  Zenas Energy Corp.(b)                           746,925          2,288,348
  Zenas Energy Corp. (acquired
    5/18/04 through 3/16/06, cost
    $367,777)(b)(c)(e)                             77,000            235,904

                                                                 -----------
                                                                 212,973,420
                                                                 -----------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     GLOBAL RESOURCES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES          VALUE
                                               ----------      -------------
COMMON STOCKS (Continued)
Canada (Continued)
Transportation - 0.1%
  Railpower Technologies Corp.(b)                 360,600      $     775,275
                                                               -------------
Total Canada                                                     261,257,597
                                                               -------------
Norway - 0.3%
Transportation - 0.3%
  Stolt-Nielsen SA (acquired
    1/20/05, cost $2,320,388)(c)                  170,000          3,987,213
                                                               -------------
United Kingdom - 2.1%
Energy & Utilities - 0.1%
  ITM Power PLC(b)                                525,200          1,660,765
                                                               -------------
Finance - 0.1%
  Archipelago Holdings, Inc.
    (acquired 5/13/05, cost
    $1,453,189)(c)(e)                           2,247,400          1,589,642
                                                               -------------
Oil & Gas - 1.9%
  Expro International Group PLC                   563,941          7,086,153
  Tullow Oil PLC                                1,244,198          8,789,016
  Venture Production PLC                          514,729          6,824,726

                                                               -------------
                                                                  22,699,895
                                                               -------------
Total United Kingdom                                              25,950,302
                                                               -------------
United States - 71.5%
Energy & Utilities - 0.6%
  KFX, Inc.(b)(d)                                 393,400          6,011,152
  Longview Energy Co. (acquired
    8/13/04, cost
    $1,281,000)(c)(e)(f)                           85,400          1,579,900

                                                               -------------
                                                                   7,591,052
                                                               -------------
Finance - 0.1%
  NGP Capital Resources Co.                        64,500            943,635
                                                               -------------
Manufacturing - 0.0%
  OYO Geospace Corp.(b)                             3,350            191,318
                                                               -------------
Metal & Mining - 23.8%
  Alpha Natural Resources,
    Inc.(b)(d)                                     27,500            539,550
  Arch Coal, Inc.(d)                            1,324,400         56,114,828
  CONSOL Energy, Inc.(d)                        2,303,200        107,605,504
  Crystallex International Corp.(b)               760,800          2,191,104
  Massey Energy Co.(b)(d)                       1,663,040         59,869,440
  Peabody Energy Corp.(d)                       1,068,636         59,576,457
  Randgold Resources Ltd.(b)                      200,000          4,200,000
  Viceroy Exploration Ltd.(b)                     360,333          2,711,455

                                                               -------------
                                                                 292,808,338
                                                               -------------
Oil & Gas - 43.8%
  Allis-Chalmers Energy, Inc.(b)                   96,500          1,311,435
  American Oil & Gas, Inc.(b)                     216,658          1,124,455
  BJ Services Co.                                 626,400         23,339,664
  Bois d'Arc Energy, Inc.(b)                      101,900          1,678,293
  Brigham Exploration Co.(b)                       81,900            647,829
  Callon Petroleum Co.(b)                          92,200          1,783,148
  CanArgo Energy Corp.(b)(d)                    5,024,200          3,667,666
  Clayton Williams Energy, Inc.(b)                267,021          9,222,905
  Complete Production Services,
    Inc.(b)                                        34,400            813,216
  Comstock Resources, Inc.(b)                     233,200          6,963,352

                                                  NUMBER
                                                OF SHARES            VALUE
                                               ----------        -------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Cross Timbers Royalty Trust                       2,490        $     112,025
  Denbury Resources, Inc.(b)
                                                  447,600           14,175,492
  Diamond Offshore Drilling, Inc.(d)              635,523           53,339,445
  ENSCO International, Inc.                       128,800            5,927,376
  The Exploration Co.(b)                          179,600            1,914,536
  Global Industries, Inc.(b)                      189,496            3,164,583
  Grant Prideco, Inc.(b)                           96,200            4,304,950
  Halliburton Co.(d)                              373,913           27,748,084
  Hercules Offshore, Inc.(b)                       68,900            2,411,500
  Matador Resources Co. (acquired
    10/14/03 through 4/19/06, cost
    $2,957,155)(c)(e)(f)                          171,131            4,620,537
  Nabors Industries Ltd.(b)(d)                     59,800            2,020,642
  Newfield Exploration Co.(b)(d)                1,173,510           57,431,580
  Newpark Resources, Inc.(b)                      500,000            3,075,000
  Noble Corp.(d)                                  274,800           20,450,616
  Parallel Petroleum Corp.(b)                     107,032            2,644,761
  Patterson-UTI Energy, Inc.(d)
                                                  141,501            4,005,893
  Penn Virginia Corp.
                                                  508,100           35,506,028
  PetroQuest Energy, Inc.(b)
                                                  494,654            6,074,351
  Pioneer Natural Resources Co.(d)                379,200           17,598,672
  Plains Exploration & Production
    Co.(b)(d)                                   1,087,505           44,087,453
  Precision Drilling Trust(d)                     152,700            5,069,640
  Pride International, Inc.(b)(d)                 528,100           16,492,563
  Rowan Cos., Inc.(d)                             717,000           25,518,030
  Schlumberger Ltd.(d)
                                                  456,036           29,692,504
  Southwestern Energy Co.(b)
                                                  654,900           20,406,684
  Transocean, Inc.(b)                             624,500           50,159,840
  Treasure Island Royalty Trust
    (acquired 1/20/05, cost
    $10,149)(b)(c)                                507,439              319,687
  Warrior Energy Service Corp.(b)                  57,600            1,401,408
  Weatherford International
    Ltd.(b)(d)                                    577,197           28,640,538

                                                                 -------------
                                                                   538,866,381
                                                                 -------------
Transportation - 3.2%
  Hornbeck Offshore Services,
    Inc.(b)(d)                                    142,900            5,075,808
  OMI Corp.(d)                                    863,200           18,688,280
  Stealthgas, Inc.                                 33,000              460,350
  Stolt-Nielsen SA                                626,100           14,744,655

                                                                 -------------
                                                                    38,969,093
                                                                 -------------
Waste Management - 0.0%
  Republic Resources, Inc.(b)
                                                   28,750                1,222
                                                                 -------------
Total United States                                                879,371,039
                                                                 -------------
TOTAL COMMON STOCKS
  (Cost $616,536,422)                                            1,170,566,151
                                                                 -------------
WARRANTS - 0.0%
  Nevsun Resources Ltd. (issued
    12/18/03, expiring 12/18/08,
    strike price 10.00 CAD)
    (acquired 1/20/05, cost
    $2)(c)(e)(f)(g)                               250,000              286,661

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                 NUMBER
                                               OF SHARES            VALUE
                                              -----------        -----------
WARRANTS (Continued)
  Point North Energy Ltd. (issued
    7/24/03, expiring 7/23/08, strike
    price 5.00 CAD) (acquired
    7/24/03, cost $74)(c)(e)(f)                   147,124        $   118,616
  Triex Minerals Corp. (issued
    12/23/05, expiring 12/23/06,
    strike price 3.00 CAD)
    (acquired 12/23/05, cost
    $0)(c)(e)(f)                                  156,050             26,561

                                                                 -----------
TOTAL WARRANTS
  (Cost $76)                                                         431,838
                                                                 -----------

                                                    PAR/SHARES
                                       MATURITY       (000)
                                      ----------   -----------
SHORT TERM INVESTMENTS - 4.8%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(h)                            07/03/06   $    50,000    49,987,222
  Galileo Money Market Fund                              9,154     9,153,618

                                                               -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $59,140,840)                                              59,140,840
                                                               -------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.0%
  (Cost $675,677,338)                                          1,230,138,829
                                                               -------------
SECURITIES LENDING COLLATERAL - 2.2%
  Bank of America, Master Notes
       5.38%(i)(j)                      07/03/06        16,965    16,964,760
  Bear Stearns Floating Rate Notes
       5.37%(j)(k)                      07/03/06         2,554     2,553,772
  Merrill Lynch, Floating Rate
    Notes
       5.15%(i)(j)                      07/14/06         4,647     4,646,760
  Merrill Lynch, Master Notes
       5.41%(j)                         07/03/06         1,233     1,232,968
  Morgan Stanley, Floating Rate
    Notes
       5.37%(i)(j)                      07/03/06         2,143     2,142,991

                                                               -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $27,541,251)                                              27,541,251
                                                               -------------

                                               NUMBER
                                             OF SHARES           VALUE
                                           -------------   ---------------
INVESTMENT IN AFFILIATE - 19.5%
  Institutional Money Market Trust(j)
  (Cost $239,103,382)                        239,103,382   $   239,103,382
                                                           ---------------

TOTAL INVESTMENT IN SECURITIES - 121.7%
  (Cost $942,321,971(a))                                     1,496,783,462
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (21.7)%                                (266,644,633)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - 0.0%                                             (480,039)
                                                           ---------------
TOTAL NET ASSETS - 100%                                    $ 1,229,658,790
                                                           ===============

----------

(a)  Cost for federal income tax purposes is $942,553,166. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                           $   569,061,129
   Gross unrealized depreciation                               (14,830,833)
                                                           ---------------
                                                           $   554,230,296
                                                           ===============

(b)  Non-income producing security.
(c)  Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale
     Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of June 30, 2006, the Portfolio held
     5.7% of its net assets, with a current market value of $69,563,752 and a current cost of $34,797,697 in these securities.
(d)  Total or partial securities on loan.
(e)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $46,264,076, which represents 3.8% of net assets.
(f)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.6% of its net assets, with a current market value of $7,466,025 in these securities.
(g)  As of June 30, 2006, the aggregate amount of shares called for by these warrants is 250,000. These warrants were exercisable as of 12/18/03.
(h)  The rate shown is the effective yield at the time of purchase.
(i)  Rates shown are the rates as of June 30, 2006.
(j)  Securities purchased with the cash proceeds from securities loaned.
(k)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                       ALL-CAP GLOBAL RESOURCES PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 90.5%
Australia - 1.2%
Metal & Mining - 1.2%
  BHP Billiton Ltd. - ADR(b)                     242,190        $    10,431,123
                                                                ---------------
Canada - 12.3%
Metal & Mining - 1.4%
  Teck Cominco Ltd.                              204,130             12,248,166
                                                                ---------------
Oil & Gas - 10.9%
  Compton Petroleum Corp.(c)                     669,180              7,739,061
  Galleon Energy, Inc. - Class A
    (acquired 2/22/05 through
    3/31/06, cost $6,644,560)(c)                 876,775             17,028,113
  Husky Energy, Inc.                             194,710             12,220,176
  Nexen, Inc.                                    119,054              6,708,319
  Pason Systems, Inc.                            334,940              4,905,732
  Penn West Energy Trust                         252,250             10,146,040
  Petro Canada                                   177,910              8,440,485
  Real Resources, Inc.(c)                        229,954              4,255,890
  Talisman Energy, Inc. - ADR                  1,222,160             21,363,357
                                                                ---------------
                                                                     92,807,173
                                                                ---------------
Total Canada                                                        105,055,339
                                                                ---------------
China - 0.4%
Metal & Mining - 0.4%
  Eldorado Gold Corp.(c)                         782,100              3,797,350
                                                                ---------------
Denmark - 0.0%
Oil & Gas - 0.0%
  A P Moller - Maersk A/S                             54                420,381
                                                                ---------------
France - 0.4%
Miscellaneous - 0.0%
  Arkema - ADR(c)(d)                               1,214                 47,375
                                                                ---------------
Oil & Gas - 0.4%
  Total SA - ADR(b)                               56,160              3,679,603
                                                                ---------------
Total France                                                          3,726,978
                                                                ---------------
Netherlands - 2.7%
Oil & Gas - 2.7%
  Core Laboratories NV(c)                        245,640             14,993,866
  SBM Offshore NV                                290,540              7,744,463
                                                                ---------------
                                                                     22,738,329
                                                                ---------------
Total Netherlands                                                    22,738,329
                                                                ---------------
Norway - 4.7%
Oil & Gas - 4.7%
  Norsk Hydro ASA                                441,000             11,689,344
  Statoil ASA - ADR                              722,180             20,596,574
  Stolt Offshores SA(c)                          537,740              8,185,009
                                                                ---------------
Total Norway                                                         40,470,927
                                                                ---------------
United Kingdom - 4.5%
Oil & Gas - 4.5%
  BG Group PLC - ADR                             194,380             13,000,134
  BP PLC - ADR                                    83,980              5,845,848

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Oil & Gas (Continued)
  Cairn Energy PLC                               480,130        $    19,470,849
                                                                ---------------
Total United Kingdom                                                 38,316,831
                                                                ---------------
United States - 64.3%
Energy & Utilities - 3.5%
  McDermott International, Inc.(c)               263,233             11,969,205
  Questar Corp.                                  223,693             18,005,050
                                                                ---------------
                                                                     29,974,254
                                                                ---------------
Food & Agriculture - 0.9%
  Potash Corp. of Saskatchewan,
    Inc.(b)                                       89,100              7,659,927
                                                                ---------------
Manufacturing - 0.5%
  Tenaris SA - ADR                               107,465              4,351,258
                                                                ---------------
Metal & Mining - 15.7%
  Arch Coal, Inc.(b)                             337,500             14,299,875
  CONSOL Energy, Inc.(b)                         549,700             25,681,984
  Glamis Gold Ltd.(b)(c)                          83,942              3,178,044
  Goldcorp, Inc.                                 695,570             21,020,125
  Massey Energy Co.(b)(c)                        647,529             23,311,044
  Newmont Mining Corp.                            60,280              3,190,620
  Peabody Energy Corp.                           335,980             18,730,885
  Royal Gold, Inc.(b)                            261,400              7,272,148
  Silver Standard Resources,
    Inc.(b)(c)                                   880,790             17,615,800
                                                                ---------------
                                                                    134,300,526
                                                                ---------------
Oil & Gas - 43.7%
  Anadarko Petroleum Corp.                       109,358              5,215,283
  Canadian Natural Resources Ltd.                386,360             21,396,617
  Chesapeake Energy Corp.(b)
                                                 356,630             10,788,058
  CNX Gas Corp. (acquired 8/1/05,
    cost $153,600)(b)(c)(d)(e)                    12,300                369,000
  ConocoPhillips                                 119,200              7,811,176
  Double Eagle Petroleum Co.(b)(c)                66,361              1,101,593
  EnCana Corp.                                   333,800             17,571,232
  ENSCO International, Inc.                      314,078             14,453,870
  EOG Resources, Inc.(b)                         260,970             18,095,660
  Exxon Mobil Corp.                               39,040              2,395,104
  FMC Technologies, Inc.(c)                      176,700             11,920,182
  Forest Oil Corp.(c)                            159,400              5,285,704
  Global Industries, Inc.(c)                     299,180              4,996,306
  GlobalSantaFe Corp.(b)                         413,790             23,896,372
  Grant Prideco, Inc.(b)(c)                      306,940             13,735,565
  Hanover Compressor Co.(c)                       95,745              1,798,091
  Hercules Offshore, Inc.(c)                     143,300              5,015,500
  Hess Corp.(b)                                  352,640             18,637,024
  Hugoton Royalty Trust                                1                     30
  Hydril(c)                                      122,110              9,588,077
  Kerr-McGee Corp.                               351,500             24,376,525
  Marathon Oil Corp.                             100,200              8,346,660
  Nabors Industries Ltd.(b)(c)                   131,080              4,429,193
  National-Oilwell, Inc.(b)(c)                   164,389             10,409,111
  Newfield Exploration Co.(b)(c)                 373,400             18,274,196
  Noble Energy, Inc.                             381,110             17,858,815

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Occidental Petroleum Corp.                     136,225        $    13,969,874
  Schlumberger Ltd.(b)                           121,188              7,890,551
  Southwestern Energy Co.(c)                     138,820              4,325,631
  Suncor Energy, Inc.                            203,630             16,496,066
  Transocean, Inc.(b)(c)                         337,850             27,136,112
  Weatherford International Ltd.(c)              283,180             14,051,392
  XTO Energy, Inc.                               271,933             12,038,474
                                                                ---------------
                                                                    373,673,043
                                                                ---------------
Total United States                                                 549,959,008
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $676,526,606)                                               774,916,266
                                                                ---------------

                                                        PAR/SHARES
                                           MATURITY       (000)
                                          ----------   -----------
SHORT TERM INVESTMENTS - 8.9%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(f)                              07/03/06     $    67,000   66,982,506
  Galileo Money Market Fund                                  9,041    9,040,793

                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $76,023,299)                                                 76,023,299
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.4%
  (Cost $752,549,905)                                               850,939,565
                                                                    -----------

SECURITIES LENDING COLLATERAL - 2.5%
  Bank of America, Master Notes
    5.38%(g)(h)                           07/03/06           6,325    6,324,708
  Bear Stearns Floating Rate Notes
    5.37%(h)(i)                           07/03/06           6,401    6,401,323
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper
    5.31%(g)(h)                           07/03/06           5,331    5,330,534
  Merrill Lynch, Master Notes
    5.41%(h)                              07/03/06           1,369    1,369,391
  Morgan Stanley, Floating Rate
    Notes
    5.37%(g)(h)                           07/03/06           1,663    1,663,322

                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $21,089,278)                                                 21,089,278
                                                                    -----------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
INVESTMENT IN AFFILIATE - 15.9%
  Institutional Money Market
    Trust(h)
  (Cost $135,837,036)                        135,837,036        $   135,837,036
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 117.8%
  (Cost $909,476,219(a))                                          1,007,865,879
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (18.3)%                                     (156,926,314)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                                                  4,695,941
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   855,635,506
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $909,969,670. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $   105,782,766
     Gross unrealized depreciation                                   (7,886,557)
                                                                ---------------
                                                                $    97,896,209
                                                                ===============

(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $416,375 which represents 0.0% of net assets.
(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 0.04% of its net assets, with a current market value of
     $369,000, in securities restricted as to resale.
(f)  The rate shown is the effective yield at the time of purchase.
(g)  Rates shown are the rates as of June 30, 2006.
(h)  Securities purchased with the cash proceeds from securities loaned.
(i)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                            HEALTH SCIENCES PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 93.1%
Medical & Medical Services - 19.2%
  Amgen, Inc.(b)(c)                              156,823        $    10,229,564
  Caremark Rx, Inc.                              408,170             20,355,438
  Community Health Systems,
    Inc.(b)                                      378,230             13,899,952
  Davita, Inc.(b)                                266,600             13,250,020
  Digene Corp.(b)(c)                             192,700              7,465,198
  Exelixis, Inc.(b)                              372,500              3,743,625
  Manor Care, Inc.(c)                            616,400             28,921,488
  Medco Health Solutions,
    Inc.(b)(c)                                   320,920             18,382,298
  MedImmune, Inc.(b)(c)                          277,926              7,531,795
  Quest Diagnostics, Inc.                        364,500             21,840,840
                                                                ---------------
                                                                    145,620,218
                                                                ---------------
Medical Instruments & Supplies - 17.1%
  Aspect Medical Systems, Inc.(b)                 93,381              1,628,565
  Becton, Dickinson & Co.                         82,500              5,043,225
  C.R. Bard, Inc.(c)                             242,800             17,787,528
  DENTSPLY International, Inc.                   244,410             14,811,246
  Edwards Lifesciences Corp.(b)                  344,500             15,650,635
  Northstar Neuroscience, Inc.(b)                 77,900                808,602
  Respironics, Inc.(b)(c)                        417,200             14,276,584
  Varian Medical Systems,
    Inc.(b)(c)                                   425,700             20,156,895
  Waters Corp.(b)                                540,300             23,989,320
  Wright Medical Group, Inc.(b)(c)               738,400             15,454,712
                                                                ---------------
                                                                    129,607,312
                                                                ---------------
Pharmaceuticals - 54.5%
  Abbott Laboratories                            274,800             11,984,028
  Alexion Pharmaceuticals, Inc.(b)               857,600             30,976,512
  Allergan, Inc.(c)                              160,000             17,161,600
  Applera Corp. - Celera Genomic
    Group(b)                                     306,200              3,965,290
  AstraZeneca PLC                                232,930             13,933,873
  BioMarin Pharmaceutical,
    Inc.(b)(c)                                 1,165,979             16,755,118
  Bristol-Myers Squibb Co.(c)                    871,600             22,539,576
  Cardiome Pharma Corp.(b)                       992,600              8,774,584
  Cortex Pharmaceuticals,
    Inc.(b)(c)                                   266,200                798,600
  Genentech, Inc.(b)(c)                          247,200             20,220,960
  Gilead Sciences, Inc.(b)(c)                    239,700             14,180,652
  GlaxoSmithKline PLC - ADR                      342,500             19,111,500
  ICOS Corp.(b)                                  237,700              5,227,023
  InterMune, Inc.(b)(c)                          137,581              2,263,207
  Keryx Biopharmaceuticals,
    Inc.(b)(c)                                   775,821             11,016,658
  Kosan Biosciences, Inc.(b)                     301,200              1,204,800
  Merck & Co., Inc.                            1,137,700             41,446,411
  Myogen, Inc.(b)                                125,400              3,636,600
  Novartis AG                                    664,500             35,829,840
  Pfizer, Inc.                                   664,959             15,606,588
  Regeneron Pharmaceuticals,
    Inc.(b)                                      515,700              6,611,274
  Renovis, Inc.(b)(c)                            217,162              3,324,750
  Roche Holding AG                               352,200             29,052,908
  Schering-Plough Corp.                        2,075,000             39,487,250
  Shire PLC - ADR                                178,000              7,872,940
  Wyeth                                          669,400             29,728,054
                                                                ---------------
                                                                    412,710,596
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Retail Merchandising - 2.3%
  CVS Corp.                                      549,600        $    16,872,720
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $675,957,460)                                               704,810,846
                                                                ---------------

                                                    PAR/SHARES
                                       MATURITY       (000)
                                      ----------   -----------
SHORT TERM INVESTMENTS - 8.5%
  Federal Home Loan Bank,
  Discount Notes
      4.70%(d)                          07/03/06  $   45,000         44,988,250
  U.S Treasury Notes
      4.22%                             07/06/06       3,600          3,597,890
      4.34%                             07/06/06       4,000          3,997,589
      4.62%                             07/27/06       2,000          1,993,585
  Galileo Money Market Fund                            9,969          9,969,127
                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $64,546,197)                                                 64,546,441
                                                                ---------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 101.6%
  (Cost $740,503,657)                                               769,357,287
                                                                ---------------

SECURITIES LENDING COLLATERAL - 1.3%
  Bank of Nova Scotia, Certificate
    of Deposit
       5.30%(e)                         08/08/06       5,275          5,275,065
  Merrill Lynch, Floating Rate
    Notes
       5.15%(e)(f)                      07/14/06       1,503          1,503,364
  Merrill Lynch, Master Notes
       5.41%(e)                         07/03/06       3,055          3,054,865
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $9,833,294)                                                   9,833,294
                                                                ---------------

                                               NUMBER
                                              OF SHARES
                                            ------------
INVESTMENT IN AFFILIATE - 11.4%
  Institutional Money Market
    Trust(e)
  (Cost $86,611,356)                          86,611,356             86,611,356
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES -  114.3%
  (Cost $836,948,307(a))                                            865,801,937
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HEALTH SCIENCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF
                                                CONTRACTS             VALUE
                                               -----------       --------------
OPTIONS WRITTEN - (0.2)%
  Alexion Pharmaceuticals, Inc.,
    Strike Price 35, Expires 8/19/06                (1,954)      $     (625,280)
  Gilead Sciences, Inc., Strike
    Price 52.5, Expires 8/19/06                       (670)             (46,900)
  Wyeth, Strike Price 45, Expires
    7/22/06                                         (2,500)            (225,000)
  Zimmer Holdings, Inc., Strike
    Price 60, Expires 7/22/06                         (690)            (207,000)
                                                                 --------------
TOTAL OPTIONS WRITTEN
  (Premiums received $(770,077))                                     (1,104,180)
                                                                 --------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (12.7)%                                      (96,444,650)
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (1.4)%                                            (10,799,010)
                                                                 --------------
NET ASSETS - 100%                                                $  757,454,097
                                                                 ==============

----------

(a)  Cost for federal income tax purposes is $842,397,290. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    38,158,575
     Gross unrealized depreciation                                  (14,753,927)
                                                                ---------------
                                                                $    23,404,648
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  The rate shown is the effective yield at the time of purchase.
(e)  Securities purchased with the cash proceeds from securities loaned.
(f)  Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                          U.S. OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 94.0%
Advertising - 0.6%
  Monster Worldwide, Inc.(b)                      23,500        $     1,002,510
                                                                ---------------
Aerospace - 1.2%
  Curtiss-Wright Corp.(c)                         27,900                861,552
  Esterline Technologies Corp.(b)                 24,700              1,027,273
                                                                ---------------
                                                                      1,888,825
                                                                ---------------
Banks - 3.2%
  Colonial BancGroup, Inc.                        32,400                832,032
  Compass Bancshares, Inc.(c)                     20,600              1,145,360
  Cullen/Frost Bankers, Inc.                      22,200              1,272,060
  Nara Bancorp, Inc.                              60,000              1,125,000
  Sterling Financial Corp.                        25,000                762,750
                                                                ---------------
                                                                      5,137,202
                                                                ---------------
Business Services - 5.5%
  Aquantive, Inc.(b)(c)                           50,700              1,284,231
  Corrections Corp. of America(b)                 17,900                947,626
  The Dun & Bradstreet Corp.(b)                   14,500              1,010,360
  eFunds Corp.(b)                                 55,100              1,214,955
  Fiserv, Inc.(b)                                 26,600              1,206,576
  FTI Consulting, Inc.(b)                         27,200                728,144
  Kelly Services, Inc.                            38,700              1,051,479
  Manpower, Inc.                                  20,200              1,304,920
                                                                ---------------
                                                                      8,748,291
                                                                ---------------
Chemicals - 1.2%
  Church & Dwight Co., Inc.                       17,800                648,276
  The Lubrizol Corp.                              11,200                446,320
  Olin Corp.                                      49,100                880,363
                                                                ---------------
                                                                      1,974,959
                                                                ---------------
Computer Software & Services - 3.8%
  Aspen Technology, Inc.(b)                      137,300              1,801,376
  Cadence Design Systems, Inc.(b)                 63,100              1,082,165
  Ceridian Corp.(b)                               30,400                742,976
  Informatica Corp.(b)                            75,500                993,580
  Interwoven, Inc.(b)                             82,000                703,560
  Opnet Technologies, Inc.(b)                     25,300                327,888
  Unica Corp.(b)                                  36,700                363,330
                                                                ---------------
                                                                      6,014,875
                                                                ---------------
Construction - 1.5%
  EMCOR Group, Inc.(b)                            23,400              1,138,878
  Washington Group International,
    Inc.                                          22,200              1,184,148
                                                                ---------------
                                                                      2,323,026
                                                                ---------------
Containers - 0.7%
  Rexam PLC- SP ADR(c)                            23,400              1,152,941
                                                                ---------------
Electronics - 2.6%
  Amphenol Corp.                                  20,100              1,124,796
  Intercontinental Exchange, Inc.(b)              15,300                886,482
  KEMET Corp.(b)                                 112,900              1,040,938
  Molex, Inc.                                     31,000              1,040,670
                                                                ---------------
                                                                      4,092,886
                                                                ---------------
Energy & Utilities - 3.8%
  Atmos Energy Corp.                              32,900                918,239
  Edison International                            22,900                893,100
  Mirant Corp.(b)                                 47,500              1,273,000
  PPL Corp.(c)                                    36,000              1,162,800

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Energy & Utilities (Continued)
  Sempra Energy                                   18,700        $       850,476
  UGI Corp.                                       38,600                950,332
                                                                ---------------
                                                                      6,047,947
                                                                ---------------
Entertainment & Leisure - 6.2%
  Gaylord Entertainment Co.(b)                    18,800                820,432
  Hilton Hotels Corp.(c)                          69,100              1,954,148
  Penn National Gaming, Inc.(b)(c)                22,900                888,062
  Pinnacle Entertainment, Inc.(b)                 28,500                873,525
  Progressive Gaming International
    Corp.(b)(c)                                   91,600                714,480
  Sabre Holdings Corp.                            30,400                668,800
  Scientific Games Corp. - Class
    A(b)(c)                                       31,500              1,122,030
  Station Casinos, Inc.                           15,700              1,068,856
  Vail Resorts, Inc.(b)                           25,300                938,630
  WMS Industries, Inc.(b)                         30,500                835,395
                                                                ---------------
                                                                      9,884,358
                                                                ---------------
Finance - 1.4%
  Investment Technology Group(b)                  18,200                925,652
  T. Rowe Price Group, Inc.                       32,200              1,217,482
                                                                ---------------
                                                                      2,143,134
                                                                ---------------
Food & Agriculture - 1.6%
  Campbell Soup Co.                               24,200                898,062
  Corn Products International, Inc.               52,800              1,615,680
                                                                ---------------
                                                                      2,513,742
                                                                ---------------
Insurance - 3.9%
  Assurant, Inc.(c)                               22,300              1,079,320
  Harleysville Group, Inc.                        29,600                938,912
  The PMI Group, Inc.(c)                          23,200              1,034,256
  Poe & Brown, Inc.                               33,900                990,558
  Protective Life Corp.                           23,000              1,072,260
  Torchmark Corp.                                 16,900              1,026,168
                                                                ---------------
                                                                      6,141,474
                                                                ---------------
Leasing - 0.5%
  William Scotsman International,
    Inc.(b)                                       33,600                733,824
                                                                ---------------
Machinery & Heavy Equipment - 2.3%
  Deere & Co.(c)                                  16,400              1,369,236
  Joy Global, Inc.                                18,275                951,945
  Terex Corp.(b)                                  12,700              1,253,490
                                                                ---------------
                                                                      3,574,671
                                                                ---------------
Manufacturing - 5.5%
  Cooper Industries Ltd. - Class A                13,000              1,207,960
  Fei Co.(b)                                      27,100                614,628
  Ingersoll-Rand Co. Ltd. - Class
    A(c)                                          24,700              1,056,666
  Knoll, Inc.                                     48,000                881,280
  Polo Ralph Lauren Corp.                         22,700              1,246,230
  Rocky Brands, Inc.(b)                           13,400                284,750
  Shuffle Master, Inc.(b)(c)                      15,700                514,646
  VF Corp.(c)                                     17,000              1,154,640
  Volcom, Inc.(b)                                 28,500                911,715
  Whirlpool Corp.(c)                              11,100                917,415
                                                                ---------------
                                                                      8,789,930
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Medical & Medical Services - 1.1%
  Davita, Inc.(b)                                 11,400        $       566,580
  Manor Care, Inc.(c)                             26,200              1,229,304
                                                                ---------------
                                                                      1,795,884
                                                                ---------------
Medical Instruments & Supplies - 4.0%
  C.R. Bard, Inc.                                 22,000              1,611,720
  DENTSPLY International, Inc.                    10,700                648,420
  Edwards Lifesciences Corp.(b)                   16,700                758,681
  Northstar Neuroscience, Inc.(b)                 17,600                182,688
  Varian Medical Systems, Inc.(b)                 21,200              1,003,820
  Waters Corp.(b)                                 24,200              1,074,480
  Wright Medical Group, Inc.(b)(c)                54,500              1,140,685
                                                                ---------------
                                                                      6,420,494
                                                                ---------------
Metal & Mining - 4.7%
  Arch Coal, Inc.(c)                              26,700              1,131,279
  CONSOL Energy, Inc.(c)                          29,100              1,359,552
  Inco Ltd.(b)                                    22,200              1,462,980
  Meridian Gold, Inc.(b)                          44,400              1,406,592
  Oregon Steel Mills, Inc.(b)                     18,200                922,012
  Yamana Gold, Inc.(b)                           126,700              1,250,529
                                                                ---------------
                                                                      7,532,944
                                                                ---------------
Motor Vehicles - 1.0%
  Navistar International Corp.(b)                 22,400                551,264
  Rush Enterprises, Inc. - Class
    A(b)                                          57,400              1,042,958
                                                                ---------------
                                                                      1,594,222
                                                                ---------------
Oil & Gas - 9.2%
  Acergy SA- SP ADR(b)                            76,400              1,168,920
  AGL Resources, Inc.                             24,500                933,940
  Chesapeake Energy Corp.(c)                      33,600              1,016,400
  Delek US Holdings, Inc.(b)                      75,300              1,144,560
  Diamond Offshore Drilling, Inc.(c)              16,800              1,410,024
  ENSCO International, Inc.                       21,500                989,430
  Grant Prideco, Inc.(b)(c)                       24,100              1,078,475
  Maverick Tube Corp.(b)                          19,400              1,225,886
  Newfield Exploration Co.(b)                     19,000                929,860
  Noble Energy, Inc.                              19,700                923,142
  Pride International, Inc.(b)                    30,000                936,900
  Smith International, Inc.                       20,200                898,294
  St. Mary Land & Exploration Co.                 20,900                841,225
  Weatherford International
    Ltd.(b)(c)                                    18,700                927,894
  Western Refining, Inc.                          12,500                269,750
                                                                ---------------
                                                                     14,694,700
                                                                ---------------
Paper & Paper Products - 0.4%
  Temple-Inland, Inc.                             15,400                660,198
                                                                ---------------
Personal Services - 1.6%
  Life Time Fitness, Inc.(b)                      18,800                869,876
  Nutri System, Inc.(b)(c)                        27,900              1,733,427
                                                                ---------------
                                                                      2,603,303
                                                                ---------------
Pharmaceuticals - 2.8%
  Alexion Pharmaceuticals, Inc.(b)                47,400              1,712,088
  BioMarin Pharmaceutical,
    Inc.(b)(c)                                    93,400              1,342,158
  Keryx Biopharmaceuticals, Inc.(b)               59,883                850,339
  Regeneron Pharmaceuticals,
    Inc.(b)                                       48,000                615,360
                                                                ---------------
                                                                      4,519,945
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Photographic Equipment - 0.6%
  American Reprographics Co.(b)                   24,315        $       881,419
                                                                ---------------
Real Estate - 6.1%
  Archstone-Smith Trust(c)                        24,800              1,261,576
  CB Richard Ellis Group, Inc. -
    Class A(b)                                    41,100              1,023,390
  Equity Office Properties Trust                  29,100              1,062,441
  Host Hotels & Resorts, Inc.(c)                  66,800              1,460,916
  Jones Lang Lasalle, Inc.                        20,200              1,768,510
  Kimco Realty Corp.(REIT)(c)                     36,900              1,346,481
  The Macerich Co.                                 8,800                617,760
  Strategic Hotels & Resorts, Inc.                52,100              1,080,554
                                                                ---------------
                                                                      9,621,628
                                                                ---------------
Restaurants - 1.2%
  Ruby Tuesday, Inc.(c)                           29,200                712,772
  Ruth's Chris Steak House, Inc.(b)               55,900              1,141,478
                                                                ---------------
                                                                      1,854,250
                                                                ---------------
Retail Merchandising - 3.8%
  Abercrombie & Fitch Co. - Class
    A                                             24,200              1,341,406
  American Eagle Outfitters, Inc.(c)              45,100              1,535,204
  BJ's Wholesale Club, Inc.(b)                    31,300                887,355
  Charming Shoppes, Inc.(b)                       73,400                825,016
  The Pantry, Inc.(b)                             17,904              1,030,196
  Saks, Inc.(c)                                   27,700                447,909
                                                                ---------------
                                                                      6,067,086
                                                                ---------------
Security Brokers & Dealers - 1.1%
  E*TRADE Financial Corp.(b)(c)                   33,700                769,034
  Piper Jaffray Cos., Inc.(b)                     16,400              1,003,844
                                                                ---------------
                                                                      1,772,878
                                                                ---------------
Semiconductors & Related Devices - 2.2%
  Integrated Device Technology,
    Inc.(b)                                       81,600              1,157,088
  Lam Research Corp.(b)(c)                        25,100              1,170,162
  MEMC Electronic Materials,
    Inc.(b)                                       32,700              1,226,250
                                                                ---------------
                                                                      3,553,500
                                                                ---------------
Telecommunications - 4.9%
  Amdocs Ltd.(b)                                  38,200              1,398,120
  American Tower Corp. - Class
    A(b)                                          30,100                936,712
  Atheros Communications(b)                       58,800              1,114,848
  Cbeyond Communications,
    Inc.(b)(c)                                    53,000              1,155,930
  Dobson Communications Corp. -
    Class A(b)                                   139,600              1,079,108
  Hutchison Telecommunications
    International Ltd.(b)                         42,600              1,018,566
  SBA Communications Corp.(b)                     43,300              1,131,862
                                                                ---------------
                                                                      7,835,146
                                                                ---------------
Tobacco - 0.8%
  Ust, Inc.                                       27,100              1,224,649
                                                                ---------------
Transportation - 1.3%
  Pacer International, Inc.                       22,800                742,824
  Trinity Industries, Inc.                        31,600              1,276,640
                                                                ---------------
                                                                      2,019,464
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Waste Management - 1.7%
  Allied Waste Industries, Inc.(b)(c)             89,000        $     1,011,040
  Basin Water, Inc.(b)                            71,100                712,422
  URS Corp.(b)                                    21,400                898,800
                                                                ---------------
                                                                      2,622,262
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $131,755,195)                                               149,438,567
                                                                ---------------

                                                    PAR/SHARES
                                       MATURITY       (000)
                                      ----------   -----------
SHORT TERM INVESTMENTS - 5.5%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(d)                            07/03/06   $     1,400        1,399,634
  Galileo Money Market Fund                              7,334        7,334,158
                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,733,792)                                                   8,733,792
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.5%
  (Cost $140,488,987)                                               158,172,359
                                                                ---------------
SECURITIES LENDING COLLATERAL - 2.2%
  Bank of America, Master Notes
       5.38%(e)(f)                      07/03/06           381          381,254
  Bear Stearns Floating Rate Notes
       5.37%(f)(g)                      07/03/06            63           63,163
  Citibank, Master Notes
       5.38%(e)(f)                      07/03/06         1,248        1,248,479
  Merrill Lynch, Floating Rate
    Notes
       5.15%(e)(f)                      07/14/06           615          615,013
  Merrill Lynch, Master Notes
       5.41%(f)                         07/03/06           383          383,046
  Morgan Stanley, Floating Rate
    Notes 5.37%(e)(f)                   07/03/06           795          794,618
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,485,573)                                                   3,485,573
                                                                ---------------

                                               NUMBER
                                              OF SHARES
                                            ------------
INVESTMENT IN AFFILIATE - 19.7%
  Institutional Money Market
    Trust(f)
  (Cost $31,412,526)                          31,412,526             31,412,526
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 121.4%
  (Cost $175,387,086(a))                                            193,070,458
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (21.9)%                                      (34,898,099)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                                                    822,566
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   158,994,924
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $175,580,229. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    20,432,503
     Gross unrealized depreciation                                   (2,942,274)
                                                                ---------------
                                                                $    17,490,229
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  The rate shown is the effective yield on the discount notes at the time of purchase.
(e)  Rates shown are the rates as of June 30, 2006.
(f)  Securities purchased with the cash proceeds from securities loaned.
(g)  Variable rate security. Rates shown are the rates as of June 30, 2006.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                         GLOBAL OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 87.4%
Australia - 0.4%
Manufacturing - 0.4%
  Bradken Ltd.                                    42,400        $       163,839
                                                                ---------------
Canada - 3.6%
Metal & Mining - 2.4%
  Barrick Gold Corp.                              15,100                445,980
  Inco Ltd.                                        8,100                533,324
                                                                ---------------
                                                                        979,304
                                                                ---------------
Railroad & Shipping - 0.5%
  Canadian National Railway Co.                    5,300                231,504
                                                                ---------------
Telecommunications - 0.7%
  Telus Corp.                                      6,800                280,394
                                                                ---------------
Total Canada                                                          1,491,202
                                                                ---------------
Finland - 0.8%
Manufacturing - 0.8%
  Wartsila Corp. - B Shares                        8,100                341,890
                                                                ---------------
France - 0.4%
Beverages & Bottling - 0.4%
  LVMH Moet Hennessy Louis
    Vuitton SA                                     1,500                148,882
                                                                ---------------
Germany - 4.8%
Air Transportation - 0.7%
  Deutsche Lufthansa AG                           15,200                279,959
                                                                ---------------
Banks - 2.2%
  Commerzbank AG                                   8,800                320,110
  Deutsche Bank AG                                 2,500                281,391
  ThyssenKrupp AG                                  9,300                318,434
                                                                ---------------
                                                                        919,935
                                                                ---------------
Computer Software & Services - 0.6%
  SAP AG - ADR                                     4,800                252,096
                                                                ---------------
Energy & Utilities - 0.5%
  E.ON AG                                          1,700                195,738
                                                                ---------------
Manufacturing - 0.8%
  MAN AG                                           4,800                347,615
                                                                ---------------
Total Germany                                                         1,995,343
                                                                ---------------
Hong Kong - 2.4%
Energy & Utilities - 0.5%
  Guangdong Investment Ltd.                      562,000                215,283
                                                                ---------------
Oil & Gas - 0.6%
  CNOOC Ltd.                                     297,000                237,101
                                                                ---------------
Telecommunications - 1.3%
  China Mobile Ltd.                               91,500                523,106
                                                                ---------------
Total Hong Kong                                                         975,490
                                                                ---------------
Italy - 1.1%
Banks - 1.1%
  UniCredito Italiano SpA                         57,300                447,067
                                                                ---------------
Japan - 19.4%
Banks - 5.6%
  Mitsubishi Tokyo Financial Group,
    Inc.                                              35                489,339
  Mizuho Financial Group, Inc.                        45                381,029
  Resona Holdings, Inc.                              180                567,809
  The Sumitomo Industries Ltd.                    81,000                884,743
                                                                ---------------
                                                                      2,322,920
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Japan (Continued)
Chemicals - 0.3%
  Nissan Chemical Industries Ltd.                 11,700        $       145,790
                                                                ---------------
Construction - 1.2%
  Commuture Corp.                                 17,000                193,114
  Daito Trust Construction Co., Ltd.               5,100                282,541
                                                                ---------------
                                                                        475,655
                                                                ---------------
Electronics - 1.4%
  Sony Corp.                                       7,800                344,198
  Star Micronics Co. Ltd.                         11,500                232,633
                                                                ---------------
                                                                        576,831
                                                                ---------------
Finance - 0.6%
  ORIX Corp.                                       1,100                268,656
                                                                ---------------
Insurance - 3.6%
  Millea Holdings, Inc.                               20                372,248
  Mitsui Sumitomo Insurance Co.,
    Ltd                                           18,000                226,022
  Nisshin Fire & Marine Insurance
    Co.                                           35,000                161,788
  Sompo Japan Insurance, Inc.                     24,000                335,547
  T&D Holdings, Inc.                               4,900                396,059
                                                                ---------------
                                                                      1,491,664
                                                                ---------------
Machinery & Heavy Equipment - 1.8%
  Disco Corp.                                      4,300                241,227
  Kubota Corp.                                    33,000                312,871
  OSG Corp.                                       11,700                197,011
                                                                ---------------
                                                                        751,109
                                                                ---------------
Manufacturing - 1.0%
  CKD Corp.                                       12,900                200,195
  Daihatsu Motor Co. Ltd.                         22,000                195,701
                                                                ---------------
                                                                        395,896
                                                                ---------------
Metal & Mining - 1.9%
  Nippon Steel Corp.                             128,000                484,306
  Sumitomo Metal Industries Ltd.
                                                  71,000                292,835
                                                                ---------------
                                                                        777,141
                                                                ---------------
Motor Vehicles - 0.7%
  Nissan Motor Co., Ltd.                          26,200                286,176
                                                                ---------------
Real Estate - 0.4%
  Daikyo, Inc.(b)                                 35,000                154,142
                                                                ---------------
Retail Merchandising - 0.9%
  Aeon Co. Ltd.                                   16,300                357,506
                                                                ---------------
Total Japan                                                           8,003,486
                                                                ---------------
Netherlands - 0.9%
Insurance - 0.5%
  Aegon N.V.                                      13,500                230,862
                                                                ---------------
Oil & Gas - 0.4%
  SBM Offshore NV                                  5,800                154,602
                                                                ---------------
Total Netherlands                                                       385,464
                                                                ---------------
Norway - 2.5%
Food & Agriculture - 1.1%
  Pan Fish ASA(b)                                415,000                449,341
                                                                ---------------
Oil & Gas - 1.3%
  Norsk Hydro ASA                                  7,400                196,148

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   GLOBAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Norway (Continued)
Oil & Gas (Continued)
  Petroleum Geo-Services ASA(b)                    5,800        $       327,041
                                                                ---------------
                                                                        523,189
                                                                ---------------
Transportation - 0.1%
  Petrojarl ASA(b)                                 5,800                 38,201
                                                                ---------------
Total Norway                                                          1,010,731
                                                                ---------------
South Africa - 0.3%
Retail Merchandising - 0.3%
  Truworths International Ltd.                    41,500                124,442
                                                                ---------------
South Korea - 0.4%
Security Brokers & Dealers - 0.4%
  Korea Investment Holdings Co.
    Ltd.                                           4,400                143,768
                                                                ---------------
Spain - 1.1%
Banks - 0.5%
  Banco Pastor SA                                 14,400                188,788
                                                                ---------------
Retail Merchandising - 0.6%
  Industria de Diseno Textil                       6,300                265,753
                                                                ---------------
Total Spain                                                             454,541
                                                                ---------------
Sweden - 2.9%
Banks - 0.9%
  Nordea Bank AB                                  31,100                371,640
                                                                ---------------
Construction - 1.0%
  Skanska AB                                      26,500                408,726
                                                                ---------------
Finance - 1.0%
  D. Carnegie & Co. AB                            23,400                429,194
                                                                ---------------
Total Sweden                                                          1,209,560
                                                                ---------------
Switzerland - 1.6%
Pharmaceuticals - 0.9%
  Roche Holding AG                                 2,300                380,213
                                                                ---------------
Retail Merchandising - 0.7%
  Compagnie Financiere Richemont
    AG                                             6,200                283,997
                                                                ---------------
Total Switzerland                                                       664,210
                                                                ---------------
United Kingdom - 5.1%
Banks - 0.5%
  HSBC Finance Corp.                              10,900                191,789
                                                                ---------------
Beverages & Bottling - 1.5%
  Diageo PLC                                      17,500                294,326
  SABMiller PLC                                   18,400                331,579
                                                                ---------------
                                                                        625,905
                                                                ---------------
Energy & Utilities - 1.1%
  International Power PLC                         85,700                450,869
                                                                ---------------
Oil & Gas - 1.1%
  BP PLC                                          40,700                474,533
                                                                ---------------
Telephone Communications - 0.3%
  Colt Telecom Group PLC(c)                       99,900                108,071
  Colt Telecom Group Rts.                         77,700                      1
                                                                ---------------
                                                                        108,072
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Transportation - 0.6%
  Arriva PLC                                      22,700        $       250,394
                                                                ---------------
Total United Kingdom
                                                                      2,101,562
                                                                ---------------
United States - 39.7%
Beverages & Bottling - 2.5%
  The Coca-Cola Co.                               12,800                550,656
  PepsiCo, Inc.                                    8,100                486,324
                                                                ---------------
                                                                      1,036,980
                                                                ---------------
Broadcasting - 1.0%
  News Corp.                                      20,600                415,708
                                                                ---------------
Computer & Office Equipment - 1.0%
  Hewlett-Packard Co.                             12,800                405,504
                                                                ---------------
Electronics - 1.0%
  Intel Corp.                                     11,100                210,345
  TTM Technologies, Inc.(b)                       13,500                195,345
                                                                ---------------
                                                                        405,690
                                                                ---------------
Energy & Utilities - 3.9%
  Alliant Energy Corp.                             5,900                202,370
  Constellation Energy Group                       3,700                201,724
  FPL Group, Inc.                                  4,900                202,762
  OGE Energy Corp.                                10,500                367,815
  PNM Resources, Inc.                              7,800                194,688
  PPL Corp.                                        6,900                222,870
  Public Service Enterprise Group,
    Inc.                                           3,100                204,972
                                                                ---------------
                                                                      1,597,201
                                                                ---------------
Entertainment & Leisure - 1.0%
  Comcast Corp.(b)                                12,000                392,880
                                                                ---------------
Finance - 0.8%
  AllianceBernstein Holding LP                     3,600                220,104
  Orix Corp.                                         800                 97,792
                                                                ---------------
                                                                        317,896
                                                                ---------------
Food & Agriculture - 3.2%
  Archer-Daniels-Midland Co.                       5,900                243,552
  Campbell Soup Co.                                8,200                304,302
  H.J. Heinz Co.                                   8,000                329,760
  Monsanto Co.                                     3,500                294,665
  Wimm-Bill-Dann Foods- SP ADR                     4,000                156,600
                                                                ---------------
                                                                      1,328,879
                                                                ---------------
Machinery & Heavy Equipment - 2.1%
  Deere & Co.                                      7,000                584,430
  Terex Corp.(b)                                   3,000                296,100
                                                                ---------------
                                                                        880,530
                                                                ---------------
Manufacturing - 2.1%
  Ingersoll-Rand Co. Ltd. - Class A                8,500                363,630
  Reynold American, Inc.                           2,900                334,370
  Whirlpool Corp.
                                                   2,100                173,565
                                                                ---------------
                                                                        871,565
                                                                ---------------
Medical & Medical Services - 0.5%
  Manor Care, Inc.
                                                   4,200                197,064
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   GLOBAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Medical Instruments & Supplies - 0.3%
  Waters Corp.(b)                                  3,189        $       141,592
                                                                ---------------
Metal & Mining - 5.3%
  Alcan, Inc.                                      9,300                436,542
  Arch Coal, Inc.                                  8,100                343,197
  Meridian Gold, Inc.(b)                          17,500                554,400
  Newmont Mining Corp.                            16,300                862,759
                                                                ---------------
                                                                      2,196,898
                                                                ---------------
Oil & Gas - 2.9%
  Delek US Holdings, Inc.(b)                      16,700                253,840
  Diamond Offshore Drilling, Inc.                  7,000                587,510
  Maverick Tube Corp.(b)                           5,800                366,502
                                                                ---------------
                                                                      1,207,852
                                                                ---------------
Paper & Paper Products - 0.4%
  Temple-Inland, Inc.                              3,500                150,045
                                                                ---------------
Pharmaceuticals - 5.5%
  Alexion Pharmaceuticals, Inc.(b)                 6,300                227,556
  Allergan, Inc.                                   1,900                203,794
  AstraZeneca PLC                                  8,800                526,416
  Keryx Biopharmaceuticals, Inc.(b)                8,800                124,960
  Novartis AG                                     10,000                539,200
  Roche Holding AG                                 3,900                321,710
  Wyeth                                            7,000                310,870
                                                                ---------------
                                                                      2,254,506
                                                                ---------------
Retail Merchandising - 1.1%
  Sears Holdings Corp.(b)                          2,800                433,552
                                                                ---------------
Security Brokers & Dealers - 0.4%
  Piper Jaffray Cos., Inc.(b)                      3,000                183,630
                                                                ---------------
Semiconductors & Related Devices - 0.9%
  ASML Holding N.V.(b)                            17,500                353,850
                                                                ---------------
Telecommunications - 3.4%
  ALLTEL Corp.                                     5,800                370,214
  Amdocs Ltd.(b)                                   6,200                226,920
  Atheros Communications(b)                       15,200                288,192
  Qwest Communications
    International, Inc.(b)                        64,400                520,996
                                                                ---------------
                                                                      1,406,322
                                                                ---------------
Waste Management - 0.4%
  Basin Water, Inc.(b)                            16,000                160,320
                                                                ---------------
Total United States                                                  16,338,464
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $35,887,558)                                                 35,999,941
                                                                ---------------

SHORT TERM INVESTMENTS - 10.7%
  U.S. Treasury Bills
      3.95%(d)                          07/13/06    $    4,000        3,994,133
  Galileo Money Market Fund                                432          431,731
                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,425,864)                                                   4,425,864
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 98.1%
  (Cost $40,313,422(a))                                              40,425,805
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.9%                                                    784,733
                                                                ---------------
NET ASSETS - 100%                                               $    41,210,538
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $40,372,464. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $     1,058,637
     Gross unrealized depreciation                                   (1,005,296)
                                                                ---------------
                                                                $        53,341
                                                                ===============

(b)  Non-income producing security.
(c)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $108,071 which represents 0.3% of net assets.
(d)  The rate shown is the effective yield on the discount notes at the time of purchase.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 97.4%
Australia - 2.4%
Metal & Mining - 1.5%
  Lihir Gold Ltd.                              3,414,000        $     7,306,417
  Zinifex Ltd.                                 1,312,000              9,768,997
                                                                ---------------
                                                                     17,075,414
                                                                ---------------
Security Brokers & Dealers - 0.9%
  Babcock & Brown Ltd.                           684,100             11,026,243
                                                                ---------------
Total Australia                                                      28,101,657
                                                                ---------------
Austria - 0.7%
Telecommunications - 0.7%
  Telekom Austria AG                             344,300              7,666,965
                                                                ---------------
Belgium - 1.0%
Metal & Mining - 1.0%
  Umicore                                         82,816             11,058,658
                                                                ---------------
Brazil - 0.5%
Metal & Mining - 0.0%
  Arcelor Brasil SA                                    1                     10
                                                                ---------------
Publishing & Printing - 0.1%
  American Banknote SA(b)                        176,700              1,140,526
                                                                ---------------
Telecommunications - 0.4%
  Tim Participacoes SA - ADR                     149,000              4,104,950
                                                                ---------------
Total Brazil                                                          5,245,486
                                                                ---------------
Canada - 5.7%
Metal & Mining - 4.6%
  Aur Resources, Inc.                            415,700              6,628,559
  Gammon Lake Resources, Inc.(b)                 379,000              5,197,966
  HudBay Minerals, Inc.(b)                       498,759              6,344,511
  Inco Ltd.                                      219,900             14,478,769
  Inmet Mining Corp.                             214,900              8,027,708
  Yamana Gold, Inc.(b)                         1,257,700             12,348,286
                                                                ---------------
                                                                     53,025,799
                                                                ---------------
Transportation - 1.1%
  Canadian Pacific Railway Ltd.                  235,400             12,000,909
                                                                ---------------
Total Canada                                                         65,026,708
                                                                ---------------
Denmark - 0.8%
Aerospace - 0.8%
  MTU Aero Engines Holding AG                    265,000              8,805,878
                                                                ---------------
Finland - 3.3%
Banks - 0.4%
  OKO Bank - Class A                             296,200              4,356,830
                                                                ---------------
Machinery & Heavy Equipment - 0.5%
  Metso Oyj                                      162,300              5,889,325
                                                                ---------------
Manufacturing - 0.7%
  Wartsila Corp. B Shares                        191,200              8,070,297
                                                                ---------------
Metal & Mining - 0.9%
  Outokumpu Oyj                                  451,800             10,575,112
                                                                ---------------
Retail Merchandising - 0.8%
  Kesko Oyj - Class B                            226,100              8,670,015
                                                                ---------------
Total Finland                                                        37,561,579
                                                                ---------------
France - 3.1%
Advertising - 0.8%
  Publicis Groupe                                249,400              9,633,654
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
France (Continued)
Chemicals - 0.4%
  Rhodia SA                                    2,140,800        $     4,271,578
                                                                ---------------
Computer & Office Equipment - 0.9%
  Neopost SA                                      90,300             10,290,895
                                                                ---------------
Entertainment & Leisure - 0.6%
  Accor SA                                       121,800              7,413,967
                                                                ---------------
Semiconductors & Related Devices - 0.4%
  Nexans SA                                       63,200              4,506,606
                                                                ---------------
Total France                                                         36,116,700
                                                                ---------------
Germany - 9.2%
Air Transportation - 0.9%
  Deutsche Lufthansa AG                          554,300             10,209,278
                                                                ---------------
Chemicals - 1.1%
  SGL Carbon AG                                  458,501              9,201,336
  Wacker Chemie AG(b)                             37,800              4,068,493
                                                                ---------------
                                                                     13,269,829
                                                                ---------------
Construction - 1.1%
  Bilfinger Berger AG                            236,300             12,848,206
                                                                ---------------
Durable Goods - 0.5%
  Gerry Weber International AG                   257,700              5,685,795
                                                                ---------------
Electronics - 0.6%
  Techem AG                                      153,719              7,117,440
                                                                ---------------
Machinery - 0.4%
  Heidelberger Druckmaschinen AG                 112,000              5,092,667
                                                                ---------------
Machinery & Heavy Equipment - 0.5%
  Rheinmetall AG                                  81,700              5,696,209
                                                                ---------------
Manufacturing - 2.0%
  MAN AG                                         260,000             18,829,157
  Solon AG Fuer Solartechnik(b)                   82,800              3,726,810
                                                                ---------------
                                                                     22,555,967
                                                                ---------------
Miscellaneous Services - 0.7%
  GEA Group AG                                   455,900              7,813,796
                                                                ---------------
Real Estate - 1.4%
  IVG Immobilien AG                              523,300             15,809,506
                                                                ---------------
Total Germany                                                       106,098,693
                                                                ---------------
Greece - 0.7%
Banks - 0.7%
  Piraeus Bank SA                                334,125              7,948,947
                                                                ---------------
Hong Kong - 2.3%
Entertainment & Leisure - 0.7%
  Hongkong & Shanghai Hotels
    Ltd.                                       3,000,000              3,322,045
  Regal Hotels International
    Holdings Ltd.                             55,653,000              4,299,576
                                                                ---------------
                                                                      7,621,621
                                                                ---------------
Real Estate - 1.6%
  New World Development Co. Ltd.               6,650,100             10,960,339
  Shun Tak Holdings Ltd.                       2,672,000              3,492,113
  Wheelock & Co. Ltd.                          2,632,000              4,422,647
                                                                ---------------
                                                                     18,875,099
                                                                ---------------
Total Hong Kong                                                      26,496,720
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
India - 0.9%
Telecommunications - 0.9%
  Bharti Tele-Ventures Ltd.                    1,303,557        $    10,476,023
                                                                ---------------
Italy - 0.6%
Construction - 0.6%
  Buzzi Unicem SpA                               324,300              7,441,441
                                                                ---------------
Japan - 25.2%
Banks - 2.9%
  Bank of Kyoto Ltd.                           1,047,300             11,302,128
  The Chiba Bank Ltd.                          1,262,300             11,802,351
  The Iyo Bank Ltd.                              677,600              6,661,132
  The Musashino Bank Ltd.                         66,200              3,493,953
                                                                ---------------
                                                                     33,259,564
                                                                ---------------
Chemicals - 0.3%
  Nissan Chemical Industries Ltd.                289,600              3,608,612
                                                                ---------------
Construction - 1.6%
  Daito Trust Construction Co., Ltd.             109,000              6,038,623
  Haseko Corp.(b)                              2,046,400              6,956,043
  Taisei Corp.                                 1,523,000              5,562,863
                                                                ---------------
                                                                     18,557,529
                                                                ---------------
Electronics - 1.1%
  Daido Steel Co. Ltd.                           896,800              7,037,106
  Star Micronics Co. Ltd.                        261,200              5,283,799
                                                                ---------------
                                                                     12,320,905
                                                                ---------------
Finance - 2.4%
  Mitsui Trust Holdings, Inc.                    916,400             11,010,573
  ORIX Corp.                                      40,000              9,769,312
  Pacific Management Corp.                         3,700              7,371,548
                                                                ---------------
                                                                     28,151,433
                                                                ---------------
Food & Agriculture - 1.6%
  The Nisshin Oillio Group Ltd.                1,416,000              9,032,506
  Toyo Suisan Kaisha Ltd.                        576,300              9,024,201
                                                                ---------------
                                                                     18,056,707
                                                                ---------------
Industrial - 0.9%
  Taiyo Nippon Sanso Corp.                     1,310,500             10,397,885
                                                                ---------------
Leasing - 0.6%
  Diamond Lease Co. Ltd.                         130,000              6,463,649
                                                                ---------------
Machinery & Heavy Equipment - 3.1%
  Komatsu Ltd.                                   362,700              7,210,263
  Miura Co. Ltd                                  325,800              7,857,462
  Nabtesco Corp.                                 609,500              6,822,523
  OSG Corp.                                      490,400              8,257,609
  Takeuchi Manufacturing Co. Ltd.                128,400              5,755,785
                                                                ---------------
                                                                     35,903,642
                                                                ---------------
Manufacturing - 1.7%
  Asahi Diamond Industry Co. Ltd.                747,600              6,513,083
  Daihatsu Motor Co. Ltd.                        506,700              4,507,345
  Koyo Seiko Co. Ltd.                            446,100              8,614,829
                                                                ---------------
                                                                     19,635,257
                                                                ---------------
Medical Instruments & Supplies - 0.6%
  Nihon Kohden Corp.                             445,000              7,290,939
                                                                ---------------
Metal & Mining - 0.5%
  Maruichi Steel Tube Ltd.                       276,200              6,166,472
                                                                ---------------
Motor Vehicles - 1.1%
  Futaba Industrial Co. Ltd.                     257,100              5,931,003

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Japan (Continued)
Motor Vehicles (Continued)
  SHOWA Corp.                                    436,800        $     7,293,995
                                                                ---------------
                                                                     13,224,998
                                                                ---------------
Real Estate - 2.4%
  Japan General Estate Co. Ltd.                  576,000             11,853,198
  Joint Corp.                                    354,200             11,544,618
  Tosei Corp.                                      5,050              4,381,903
                                                                ---------------
                                                                     27,779,719
                                                                ---------------
Residential Construction - 0.4%
  Mitsui Home Co. Ltd.                           548,000              4,314,471
                                                                ---------------
Retail Merchandising - 2.5%
  Belluna Co. Ltd.                               214,900              4,112,469
  FamilyMart Co. Ltd.                            178,700              5,153,006
  Shimachu Co. Ltd.                              205,100              5,358,695
  Takashimaya Co. Ltd.                           400,100              5,020,479
  Xebio Co. Ltd.                                 251,400              8,589,427
                                                                ---------------
                                                                     28,234,076
                                                                ---------------
Security Brokers & Dealers - 0.2%
  Ichiyoshi Securities Co. Ltd.                  120,717              1,825,945
                                                                ---------------
Tires & Rubber - 0.7%
  Zeon Corp.                                     691,100              8,225,080
                                                                ---------------
Transportation - 0.6%
  Keihin Electric Express Railway
    Co. Ltd.                                     908,200              6,428,189
                                                                ---------------
Total Japan                                                         289,845,072
                                                                ---------------
Malaysia - 0.3%
Entertainment & Leisure - 0.3%
  Genting Berhad                                 546,200              3,522,912
                                                                ---------------
Mexico - 0.3%
Metal & Mining - 0.3%
  Grupo Mexico SA - Series B                   1,325,030              3,785,383
                                                                ---------------
Netherlands - 3.5%
Business Services - 1.6%
  Ordina NV                                      261,700              6,051,873
  Vedior NV                                      609,800             12,807,025
                                                                ---------------
                                                                     18,858,898
                                                                ---------------
Oil & Gas - 1.1%
  SBM Offshore NV                                470,800             12,549,367
                                                                ---------------
Personal Services - 0.8%
  USG People NV                                  119,400              9,132,574
                                                                ---------------
Total Netherlands                                                    40,540,839
                                                                ---------------
Norway - 6.0%
Banks - 0.6%
  Sparebanken Midt-Norge                         223,300              2,681,437
  Sparebanken Nord-Norge                          85,520              1,895,895
  Sparebanken Rogaland                            72,600              2,099,311
                                                                ---------------
                                                                      6,676,643
                                                                ---------------
Food & Agriculture - 2.2%
  Pan Fish ASA(b)
                                              23,284,100             25,210,820
                                                                ---------------
Manufacturing - 0.6%
  Orkla ASA                                      157,600              7,304,149
                                                                ---------------
Oil & Gas - 2.6%
  Fred Olsen Energy ASA                          205,300              9,333,467

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Norway (Continued)
Oil & Gas (Continued)
  Petroleum Geo-Services ASA(b)                  213,300        $    12,027,230
  Prosafe ASA                                    137,300              8,381,500
                                                                ---------------
                                                                     29,742,197
                                                                ---------------
Transportation - 0.0%
  Petrojarl ASA(b)                               103,900                684,332
                                                                ---------------
Total Norway                                                         69,618,141
                                                                ---------------
Portugal - 0.4%
Telecommunications - 0.4%
  PT Multimedia - Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA                         407,400              4,715,820
                                                                ---------------
Singapore - 1.7%
Oil & Gas - 0.6%
  Singapore Petroleum Co. Ltd.                 2,104,500              6,714,297
                                                                ---------------
Real Estate - 1.1%
  CapitaLand Ltd.                              4,603,900             13,088,764
                                                                ---------------
Total Singapore                                                      19,803,061
                                                                ---------------
South Africa - 0.5%
Retail Merchandising - 0.5%
  Foschini Ltd.                                  420,000              2,679,916
  Truworths International Ltd.                   950,000              2,848,675
                                                                ---------------
                                                                      5,528,591
                                                                ---------------
Total South Africa                                                    5,528,591
                                                                ---------------
South Korea - 3.6%
Computer Software & Services - 0.7%
  NHN Corp.(b)                                    23,500              8,173,913
                                                                ---------------
Construction - 1.0%
  Hanjin Heavy Industries Co. Ltd.               448,800             12,015,304
                                                                ---------------
Finance - 0.6%
  Daewoo Securities Co. Ltd.                     460,500              7,086,482
                                                                ---------------
Retail Merchandising - 0.5%
  Hyundai Department Store Co.
    Ltd.                                          72,300              5,585,866
                                                                ---------------
Security Brokers & Dealers - 0.8%
  Korea Investment Holdings Co.
    Ltd.                                         277,000              9,050,857
                                                                ---------------
Total South Korea                                                    41,912,422
                                                                ---------------
Spain - 1.1%
Banks - 0.6%
  Banco Pastor SA                                546,000              7,158,206
                                                                ---------------
Telecommunications - 0.5%
  Gestevis Telecinco SA                          222,400              5,333,640
                                                                ---------------
Total Spain                                                          12,491,846
                                                                ---------------
Sweden - 4.2%
Construction - 1.1%
  Skanska AB                                     817,300             12,605,732
                                                                ---------------
Finance - 0.5%
  D. Carnegie & Co. AB                           284,600              5,220,023
                                                                ---------------
Manufacturing - 0.2%
  Assa Abloy AB - Class B                        118,213              1,987,532
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Sweden (Continued)
Motor Vehicles - 0.4%
  Scania AB                                      100,600        $     4,570,980
                                                                ---------------
Retail Merchandising - 0.9%
  KappAhl Holding AB                             461,100              3,395,741
  Lindex AB                                      517,400              7,369,090
                                                                ---------------
                                                                     10,764,831
                                                                ---------------
Soaps & Cosmetics - 0.4%
  Oriflame Cosmetics SA                          139,300              4,635,752
                                                                ---------------
Steel - 0.7%
  SSAB Svenskt Stal AB                           419,220              8,359,061
                                                                ---------------
Total Sweden                                                         48,143,911
                                                                ---------------
Switzerland - 1.6%
Food Distribution - 1.0%
  Barry Callebaut AG(b)                           27,942             11,793,442
                                                                ---------------
Industrial - 0.6%
  SGS Societe Generale de
    Surveillance Holding SA                        7,300              6,926,506
                                                                ---------------
Total Switzerland                                                    18,719,948
                                                                ---------------
Taiwan - 2.3%
Chemicals - 0.9%
  Taiwan Fertilizer Co. Ltd.                   6,306,000             10,478,351
                                                                ---------------
Electronics - 0.9%
  Cheng Uei Precision Industry Co.
    Ltd.                                       1,400,000              5,686,047
  Unimicron Technology Corp.                   3,400,000              4,431,473
                                                                ---------------
                                                                     10,117,520
                                                                ---------------
Manufacturing - 0.5%
  Wistron Corp.(b)                             4,754,000              5,579,553
                                                                ---------------
Total Taiwan                                                         26,175,424
                                                                ---------------
Thailand - 1.3%
Banks - 0.8%
  Krung Thai Bank Public Co. Ltd.             12,000,000              3,179,433
  Siam Commercial Bank Public
    Co. Ltd.(c)                                4,289,200              6,349,716
                                                                ---------------
                                                                      9,529,149
                                                                ---------------
Telecommunications - 0.5%
  True Corp. Public Co. Ltd.(b)               24,793,600              5,463,438
                                                                ---------------
Total Thailand                                                       14,992,587
                                                                ---------------
United Kingdom - 13.2%
Aerospace - 0.6%
  Meggitt PLC                                  1,206,165              7,120,738
                                                                ---------------
Business Services - 0.8%
  Aegis Group PLC                              3,811,400              9,180,148
                                                                ---------------
Energy & Utilities - 1.9%
  International Power PLC                      1,688,300              8,882,175
  Viridian Group PLC                             738,730             13,066,465
                                                                ---------------
                                                                     21,948,640
                                                                ---------------
Entertainment & Leisure - 0.9%
  IG Group Holdings PLC                        2,463,700              9,681,311
                                                                ---------------
Finance - 0.6%
  Close Brothers Group PLC                       433,900              7,309,631
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Food & Agriculture - 1.3%
  Tate & Lyle PLC                                863,348        $     9,666,905
  Wolverhampton & Dudley
    Breweries PLC                                201,897              4,805,027
                                                                ---------------
                                                                     14,471,932
                                                                ---------------
Manufacturing - 1.5%
  IMI PLC                                        683,700              6,312,059
  Rexam PLC                                    1,161,400             11,339,741
                                                                ---------------
                                                                     17,651,800
                                                                ---------------
Measuring & Controlling Devices - 0.8%
  Rotork PLC                                     738,512              9,354,822
                                                                ---------------
Oil & Gas - 0.7%
  Tullow Oil PLC                               1,065,400              7,525,987
                                                                ---------------
Real Estate - 0.5%
  InterContinental Hotels Group
    PLC                                          354,832              6,204,000
                                                                ---------------
Restaurants - 0.4%
  Whitbread PLC                                  222,117              4,789,256
                                                                ---------------
Retail Merchandising - 0.7%
  Debenhams PLC                                2,368,000              8,232,409
                                                                ---------------
Semiconductors & Related Devices - 0.7%
  Wolfson Microelectronics PLC                   998,200              8,260,342
                                                                ---------------
Transportation - 0.9%
  Arriva PLC                                     895,400              9,876,770
                                                                ---------------
Waste Management - 0.9%
  Kelda Group PLC                                717,900             10,162,406
                                                                ---------------
Total United Kingdom                                                151,770,192
                                                                ---------------
United States - 1.0%
Banks - 0.6%
  Unibanco SA - ADR                              112,400              7,462,236
                                                                ---------------
Business Services - 0.4%
  Ctrip.com International Ltd.(d)                 78,800              4,022,740
                                                                ---------------
Total United States                                                  11,484,976
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $939,861,305)                                             1,121,096,580
                                                                ---------------
PREFERRED STOCKS - 0.1%
United Kingdom - 0.1%
  Whitbread Pref. Shs. - Class B
  (Cost $736,337)                                261,314                749,001
                                                                ---------------

                                    PAR/SHARES
                       MATURITY       (000)
                      ----------   -----------
SHORT TERM INVESTMENTS - 1.8%
  Federal Home Loan Bank,
  Discount Notes
      4.70%(e)                          07/03/06   $    13,000       12,996,606
  Galileo Money Market Fund                              8,472        8,471,519
                                                                ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,468,124)                                                 21,468,124
                                                                ---------------

                                                                     VALUE
                                                                ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE - 99.3%
  (Cost $962,065,766)                                           $ 1,143,313,705
                                                                ---------------

                                              NUMBER
                                            OF SHARES
                                           -----------
INVESTMENT IN AFFILIATE - 0.4%
  Institutional Money Market
    Trust(f)
  (Cost $4,097,600)                         4,097,600                 4,097,600
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES - 99.7%
  (Cost $966,163,366(a))                                          1,147,411,305
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (0.4)%                                        (4,097,600)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.7%                                                  7,904,440
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $ 1,151,218,145
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $968,273,926. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation                                   $   206,896,093
Gross unrealized depreciation                                       (27,758,714)
                                                                ---------------
                                                                $   179,137,379
                                                                ===============

(b)  Non-income producing security.
(c)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $6,349,716, which represents 0.6% of net assets.
(d)  Total or partial securities on loan.
(e)  The rate shown is the effective yield on the discount notes at the time of purchase.
(f)  Securities purchased with the cash proceeds from securities loaned.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                           ASSET ALLOCATION PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS - 64.5%
Australia - 0.4%
Metal & Mining - 0.1%
  Lihir Gold Ltd.                                 74,400        $       159,226
  Zinifex Ltd.                                    28,300                210,718
                                                                ---------------
                                                                        369,944
                                                                ---------------
Pharmaceuticals - 0.1%
  CSL Ltd.                                        23,498                938,551
                                                                ---------------
Retail Merchandising - 0.2%
  Woolworths Ltd.                                107,543              1,610,296
                                                                ---------------
Security Brokers & Dealers - 0.0%
  Babcock & Brown Ltd.                            15,200                244,992
                                                                ---------------
Total Australia                                                       3,163,783
                                                                ---------------
Austria - 0.1%
Banks - 0.1%
  Raiffeisen International Bank
    Holdings                                       8,691                754,792
                                                                ---------------
Telecommunications - 0.0%
  Telekom Austria AG                               7,600                169,239
                                                                ---------------
Total Austria                                                           924,031
                                                                ---------------
Belgium - 0.3%
Beverages & Bottling - 0.3%
  Inbev NV                                        37,813              1,854,788
                                                                ---------------
Metal & Mining - 0.0%
  Umicore                                          1,900                253,712
                                                                ---------------
Total Belgium                                                         2,108,500
                                                                ---------------
Brazil - 0.1%
Finance - 0.1%
  Itausa Inv. Itau SA                            209,488                840,504
                                                                ---------------
Publishing & Printing - 0.0%
  American Banknote SA(b)                          3,900                 25,173
                                                                ---------------
Telecommunications - 0.0%
  Tim Participacoes SA - ADR                       3,300                 90,915
                                                                ---------------
Total Brazil                                                            956,592
                                                                ---------------
Canada - 1.6%
Metal & Mining - 0.5%
  Aur Resources, Inc.                              8,700                138,726
  Bema Gold Corp.(b)                              50,000                251,000
  European Goldfields Ltd.(b)                     12,100                 35,770
  Fording Canadian Coal Trust                          7                    222
  Frontier Pacific Mining Corp.(b)                79,200                 29,798
  Gammon Lake Resources, Inc.(b)                   8,400                115,206
  Gateway Gold Corp.(b)                          100,000                125,414
  Gold Reserve, Inc.(b)(c)                        83,900                482,425
  HudBay Minerals, Inc.(b)                        12,247                155,789
  Inco Ltd.                                        4,600                302,876
  Inmet Mining Corp.                               4,800                179,307
  Minefinders Corp. Ltd.(b)                       40,000                326,800
  NovaGold Resources, Inc.(b)                     41,700                534,594
  Southwestern Resources Corp.(b)                 47,300                407,620
  Stratagold Corp.(b)                            218,500                258,371
  Sunridge Gold Corp.(b)                         120,380                207,050
  Triex Minerals Corp. (acquired
    12/23/05, cost $14,206)(d)(e)                  6,600                 12,120
  Viceroy Exploration Ltd.(b)                      9,093                 68,423
  Yamana Gold, Inc.(b)                            28,700                281,781
                                                                ---------------
                                                                      3,913,292
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Canada (Continued)
Motor Vehicles - 0.0%
  Westport Innovations, Inc.
    (acquired 12/17/03 through
    9/15/04, cost $75,001)(b)(d)(f)               70,500        $        61,260
                                                                ---------------
Oil & Gas - 0.9%
  Accrete Energy, Inc.(b)                          4,960                 31,103
  Alberta Clipper Energy, Inc.(b)                 20,126                 79,690
  Birchcliff Energy Ltd.(b)                       10,198                 48,875
  C1 Energy Ltd.(b)                               85,733                100,609
  Canadian Superior Energy,
    Inc.(b)                                       22,000                 44,220
  Canext Energy Ltd.(b)                            3,900                  4,053
  Capitol Energy Resources Ltd.(b)                10,195                 44,659
  Chamaelo Exploration Ltd.(b)                     5,440                 24,561
  Cinch Energy Corp.(b)                           40,320                 69,349
  Compton Petroleum Corp.(b)                      68,499                792,190
  Crescent Point Energy Trust                        782                 15,299
  Crew Energy, Inc. (acquired
    5/12/04, cost $36,232)(b)(d)                   9,400                112,837
  Daylight Energy Trust                            6,255                 61,640
  Delphi Energy Corp.(b)                          24,700                 92,932
  Ember Resources, Inc.(b)                        12,136                 35,660
  Endev Energy, Inc.(b)                          231,700                307,190
  Esprit Energy Trust                             36,375                378,316
  Fairquest Energy Ltd.(b)                        13,900                 62,259
  First Calgary Petroleums Ltd.(b)                14,554                129,073
  Galleon Energy, Inc. - Class A
    (acquired 1/31/05 through
    3/13/06, cost
    $415,355)(b)(d)(e)                            78,617              1,526,845
  Hawker Resources, Inc.(b)                        7,921                 30,370
  Highpine Oil & Gas Ltd.(b)                       1,481                 24,677
  HSE Integrated Ltd.(b)                             561                  1,106
  Innova Exploration Ltd.(b)                       1,660                  8,595
  Innova Exploration Ltd. (acquired
    10/31/05, cost $22,297)(d)(e)                  3,200                 16,569
  KICK Energy Ltd.(b)                              9,100                 47,607
  Leader Energy Services Ltd.(b)                  15,957                 47,172
  Midnight Oil Exploration Ltd.(b)(d)             81,200                265,502
  Mission Oil & Gas, Inc.(b)                       1,440                 18,369
  Mission Oil & Gas, Inc. (acquired
    6/19/06, cost $6465)(d)(e)                       600                  6,443
  Niko Resources Ltd. (acquired
    6/20/03 through 11/10/03, cost
    $40,606)(d)                                    2,000                112,945
  Oilexco, Inc.(b)                                72,025                380,675
  Open Range Energy Corp.(b)                       1,976                  6,371
  Pacific Rodera Energy, Inc.(b)                  37,300                 26,063
  Paramount Resources Ltd. -
    Class A(b)                                    14,700                474,066
  Petrolifera Petroleum Ltd.(b)                    4,150                 40,894
  Point North Energy Ltd.                         13,755                  4,929
  Prairie Schooner Petroleum
    Ltd.(b)                                        3,824                 52,340
  ProspEx Resources Ltd.(b)                       43,140                150,718
  Real Resources, Inc.(b)                          6,185                114,469
  Sequoia Oil & Gas Trust                         11,220                163,527
  Tag Oil Ltd. (acquired 9/22/05,
    cost $4,409)(d)(e)                             4,000                  2,831
  Technicoil Corp. (acquired
    6/15/04, cost $24,418)(b)(d)                  33,500                 72,024
  Thunder Energy Trust                            30,194                225,309
  True Energy Trust                                6,718                 82,682

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  Tusk Energy Corp.(b)                               7,960      $        24,601
  Tusk Energy Corp. (acquired
    3/10/05 through 6/2/06, cost
    $76,766)(b)(d)(e)                               20,557               60,442
  Vault Energy Trust                                 5,850               44,544
  Vero Energy, Inc.(b)                               4,447               21,631
  West Energy Ltd.(b)                                  143                  529
  Zenas Energy Corp.(b)                             19,806               60,680
  Zenas Energy Corp. (acquired
    05/18/04 through 03/16/06,
    cost $57,396)(d)(e)                              1,500                4,596
                                                                ---------------
                                                                      6,554,636
                                                                ---------------
Transportation - 0.2%
  Canadian Pacific Railway Ltd.                     31,887            1,625,629
  Railpower Technologies Corp.(b)                   17,600               37,839
                                                                ---------------
                                                                      1,663,468
                                                                ---------------
Total Canada                                                         12,192,656
                                                                ---------------
China - 0.0%
Metal & Mining - 0.0%
  Alexco Resource Corp.(b)                             500                1,335
                                                                ---------------
Denmark - 0.0%
Aerospace - 0.0%
  MTU Aero Engines Holding AG                        6,000              199,378
                                                                ---------------
Finland - 0.3%
Banks - 0.0%
  OKO Bank - Class A                                 6,700               98,551
                                                                ---------------
Finance - 0.2%
  Sampo Oyj                                         64,913            1,238,763
                                                                ---------------
Machinery & Heavy Equipment - 0.0%
  Metso Oyj                                          3,600              130,632
                                                                ---------------
Manufacturing - 0.0%
  Wartsila Corp. B Shares                            4,400              185,718
                                                                ---------------
Metal & Mining - 0.1%
  Outokumpu Oyj                                     10,000              234,066
                                                                ---------------
Retail Merchandising - 0.0%
  Kesko Oyj - Class B                                5,000              191,730
                                                                ---------------
Total Finland                                                         2,079,460
                                                                ---------------
France - 1.6%
Advertising - 0.0%
  Publicis Groupe SA                                 5,500              212,450
                                                                ---------------
Banks - 0.2%
  Credit Agricole SA                                39,920            1,519,026
                                                                ---------------
Beverages & Bottling - 0.3%
  LVMH Moet Hennessy Louis
    Vuitton SA                                      19,434            1,928,908
                                                                ---------------
Chemicals - 0.0%
  Rhodia SA                                         46,200               92,184
                                                                ---------------
Computer & Office Equipment - 0.0%
  Neopost SA                                         2,100              239,323
                                                                ---------------
Energy - 0.2%
  Schneider Electric SA                             14,008            1,460,231
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
France (Continued)
Entertainment & Leisure - 0.2%
  Accor SA                                        22,122        $     1,346,566
                                                                ---------------
Machinery & Heavy Equipment - 0.2%
  Alstom                                          18,127              1,656,593
                                                                ---------------
Medical Instruments & Supplies - 0.2%
  Essilor International SA                        16,230              1,633,732
                                                                ---------------
Oil & Gas - 0.0%
  Technip SA                                       5,546                307,154
                                                                ---------------
Retail - Grocery Stores - 0.3%
  Carrefour SA                                    32,943              1,931,503
                                                                ---------------
Semiconductors & Related Devices - 0.0%
  Nexans SA                                        1,500                106,961
                                                                ---------------
Total France                                                         12,434,631
                                                                ---------------
Germany - 1.1%
Air Transportation - 0.0%
  Deutsche Lufthansa AG                           12,400                228,387
                                                                ---------------
Chemicals - 0.3%
  Bayer AG                                        40,858              1,878,204
  SGL Carbon AG                                   10,044                201,566
  Wacker Chemie AG(b)                              1,000                107,632
                                                                ---------------
                                                                      2,187,402
                                                                ---------------
Construction - 0.0%
  Bilfinger Berger AG                              4,900                266,425
                                                                ---------------
Durable Goods - 0.0%
  Gerry Weber International AG                     5,700                125,763
                                                                ---------------
Electronics - 0.0%
  Techem AG                                        3,500                162,056
                                                                ---------------
Finance - 0.2%
  Hypo Real Estate Holding AG                     19,821              1,203,969
                                                                ---------------
Insurance - 0.2%
  Allianz AG                                      11,478              1,813,390
                                                                ---------------
Machinery & Heavy Equipment - 0.0%
  Heidelberger Druckmaschinen AG                   2,600                118,222
  Rheinmetall AG                                   1,900                132,470
                                                                ---------------
                                                                        250,692
                                                                ---------------
Manufacturing - 0.1%
  MAN AG                                           5,300                383,825
  Solon AG Fuer Solartechnik(b)                    1,900                 85,519
                                                                ---------------
                                                                        469,344
                                                                ---------------
Miscellaneous Services - 0.0%
  GEA Group AG                                    10,000                171,393
                                                                ---------------
Real Estate - 0.1%
  IVG Immobilien AG                               10,500                317,217
                                                                ---------------
Retail Merchandising - 0.2%
  Metro AG                                        23,835              1,351,147
                                                                ---------------
Total Germany                                                         8,547,185
                                                                ---------------
Greece - 0.2%
Banks - 0.0%
  Piraeus Bank SA                                  7,500                178,427
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Greece (Continued)
Telecommunications - 0.2%
  Hellenic Telecommunications
    Organization SA                               53,701        $     1,182,778
                                                                ---------------
Total Greece                                                          1,361,205
                                                                ---------------
Hong Kong - 0.1%
Entertainment & Leisure - 0.0%
  Hongkong & Shanghai Hotels
    Ltd.                                          65,200                 72,199
  Regal Hotels International
    Holdings Ltd.                              1,200,000                 92,708
                                                                ---------------
                                                                        164,907
                                                                ---------------
Real Estate - 0.1%
  New World Development Co. Ltd.                 148,000                243,926
  Shun Tak Holdings Ltd.                          59,200                 77,370
  Wheelock & Co. Ltd.                             58,000                 97,460
                                                                ---------------
                                                                        418,756
                                                                ---------------
Total Hong Kong                                                         583,663
                                                                ---------------
Italy - 0.2%
Construction - 0.0%
  Buzzi Unicem SpA                                 7,100                162,918
                                                                ---------------
Insurance - 0.2%
  Assicurazioni Generali SpA                      44,720              1,629,031
                                                                ---------------
Total Italy                                                           1,791,949
                                                                ---------------
Japan - 3.5%
Banks - 0.4%
  The Bank of Kyoto Ltd.                          23,200                250,367
  The Chiba Bank Ltd.                             28,300                264,601
  The Iyo Bank Ltd.                               16,000                157,288
  Mizuho Financial Group, Inc.                       278              2,353,915
  The Musashino Bank Ltd.                          1,600                 84,446
                                                                ---------------
                                                                      3,110,617
                                                                ---------------
Chemicals - 0.1%
  Daicel Chemical Industries Ltd.                110,000                898,724
  Nissan Chemical Industries Ltd.                  6,200                 77,256
                                                                ---------------
                                                                        975,980
                                                                ---------------
Construction - 0.4%
  Daito Trust Construction Co., Ltd.               2,500                138,501
  Daiwa House Industry Co. Ltd.                   62,000                991,437
  Haseko Corp.(b)                                 45,300                153,982
  Mitsui Home Co. Ltd.                            12,000                 94,477
  Obayashi Corp.                                 164,000              1,127,822
  Taisei Corp.                                    34,000                124,187
                                                                ---------------
                                                                      2,630,406
                                                                ---------------
Electronics - 0.4%
  Daido Steel Co. Ltd.                            22,000                172,632
  Denso Corp.                                     42,500              1,388,938
  Sony Corp.                                      33,100              1,460,634
  Star Micronics Co. Ltd.                          5,800                117,328
                                                                ---------------
                                                                      3,139,532
                                                                ---------------
Finance - 0.1%
  Mitsui Trust Holdings, Inc.                     20,000                240,300
  ORIX Corp.                                       1,000                244,233
  Pacific Management Corp.                           200                398,462
                                                                ---------------
                                                                        882,995
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Japan (Continued)
Food & Agriculture - 0.1%
  The Nisshin Oillio Group Ltd.                   32,000        $       204,124
  Toyo Suisan Kaisha Ltd.                         12,600                197,302
                                                                ---------------
                                                                        401,426
                                                                ---------------
Industrial - 0.0%
  Taiyo Nippon Sanso Corp.                        29,000                230,094
                                                                ---------------
Leasing - 0.0%
  Diamond Lease Co. Ltd.                           3,200                159,105
                                                                ---------------
Machinery & Heavy Equipment - 0.3%
  Komatsu Ltd.                                    79,600              1,582,401
  Miura Co. Ltd.                                   7,200                173,646
  Nabtesco Corp.                                  14,000                156,711
  OSG Corp.                                       11,000                185,224
  Takeuchi Manufacturing Co. Ltd.                  2,800                125,515
                                                                ---------------
                                                                      2,223,497
                                                                ---------------
Manufacturing - 0.2%
  Asahi Diamond Industry Co. Ltd.                 16,000                139,392
  Daihatsu Motor Co. Ltd.                         12,000                106,746
  Koyo Seiko Co. Ltd.                             66,380              1,281,892
                                                                ---------------
                                                                      1,528,030
                                                                ---------------
Medical Instruments & Supplies - 0.0%
  Nihon Kohden Corp.                              10,800                176,949
                                                                ---------------
Metal & Mining - 0.2%
  Marubeni Corp.                                 218,000              1,162,006
  Maruichi Steel Tube Ltd.                         6,700                149,585
                                                                ---------------
                                                                      1,311,591
                                                                ---------------
Motor Vehicles - 0.0%
  Futaba Industrial Co. Ltd.                       5,700                131,493
  SHOWA Corp.                                      9,800                163,647
                                                                ---------------
                                                                        295,140
                                                                ---------------
Pharmaceuticals - 0.1%
  Astellas Pharma, Inc.                           14,500                532,157
                                                                ---------------
Real Estate - 0.5%
  Japan General Estate Co. Ltd.                   12,600                259,289
  Joint Corp.                                      7,800                254,229
  Tokyo Tatemono Co. Ltd.                        161,000              1,724,799
  Tosei Corp.                                        200                173,541
  Urban Corp.                                     81,200                980,587
                                                                ---------------
                                                                      3,392,445
                                                                ---------------
Retail Merchandising - 0.3%
  Aeon Co. Ltd.                                   66,200              1,451,958
  Belluna Co. Ltd.                                 4,800                 91,856
  FamilyMart Co. Ltd.                              4,100                118,228
  Shimachu Co. Ltd.                                4,600                120,185
  Takashimaya Co. Ltd.                             8,800                110,423
  Xebio Co. Ltd.                                   9,450                322,872
                                                                ---------------
                                                                      2,215,522
                                                                ---------------
Security Brokers & Dealers - 0.0%
  Ichiyoshi Securities Co. Ltd.                    4,993                 75,523
                                                                ---------------
Textiles - 0.2%
  Mitsubishi Rayon Co. Ltd.                      160,000              1,303,041
                                                                ---------------
Tires & Rubber - 0.0%
  Zeon Corp.                                      16,000                190,423
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Japan (Continued)
Transportation - 0.2%
  Canon, Inc.                                     33,000        $     1,617,704
  Keihin Electric Express Railway
    Co. Ltd.                                      20,000                141,559
                                                                ---------------
                                                                      1,759,263
                                                                ---------------
Total Japan                                                          26,533,736
                                                                ---------------
Luxembourg - 0.1%
Telecommunications - 0.1%
  SES Global                                      58,477                832,658
                                                                ---------------
Malaysia - 0.0%
Entertainment & Leisure - 0.0%
  Genting Berhad                                  12,000                 77,398
                                                                ---------------
Mexico - 0.0%
Metal & Mining - 0.0%
  Grupo Mexico SA - Series B                      28,574                 81,631
                                                                ---------------
Netherlands - 0.5%
Business Services - 0.1%
  Ordina NV                                        5,800                134,126
  Vedior NV                                       13,300                279,327
                                                                ---------------
                                                                        413,453
                                                                ---------------
Oil & Gas - 0.0%
  SBM Offshore NV                                 10,500                279,882
                                                                ---------------
Personal Services - 0.0%
  USG People NV                                    2,800                214,164
                                                                ---------------
Telecommunications - 0.2%
  Koninklijke KPN NV                             136,826              1,538,315
                                                                ---------------
Transportation - 0.2%
  TNT N.V.                                        32,246              1,154,014
                                                                ---------------
Total Netherlands                                                     3,599,828
                                                                ---------------
Norway - 0.5%
Banks - 0.0%
  Sparebanken Midt-Norge                           5,000                 60,041
  Sparebanken Nord-Norge                           1,900                 42,121
  Sparebanken Rogaland                             1,700                 49,158
                                                                ---------------
                                                                        151,320
                                                                ---------------
Food & Agriculture - 0.1%
  Pan Fish ASA(b)                              5,035,445                545,104
                                                                ---------------
Manufacturing - 0.0%
  Orkla ASA                                        3,500                162,211
                                                                ---------------
Oil & Gas - 0.3%
  Fred Olsen Energy ASA                            5,200                236,406
  Petroleum Geo-Services ASA(b)                    4,800                270,655
  Prosafe ASA                                      3,100                189,240
  Statoil ASA                                     67,989              1,927,751
                                                                ---------------
                                                                      2,624,052
                                                                ---------------
Transportation - 0.1%
  Petrojarl ASA(b)                                 4,800                 31,615
  Stolt-Nielsen SA (acquired
    1/31/05, cost $177,441)(d)                    13,000                304,904
                                                                ---------------
                                                                        336,519
                                                                ---------------
Total Norway                                                          3,819,206
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Portugal - 0.0%
Telecommunications - 0.0%
  PT Multimedia - Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA                          10,000        $       115,754
                                                                ---------------
Singapore - 0.4%
Conglomerates - 0.2%
  Keppel Corp. Ltd.                              131,000              1,216,603
                                                                ---------------
Miscellaneous - 0.2%
  DBS Group Holdings Ltd.                        109,000              1,246,423
                                                                ---------------
Oil & Gas - 0.0%
  Singapore Petroleum Co. Ltd.                    47,000                149,951
                                                                ---------------
Real Estate - 0.0%
  CapitaLand Ltd.
                                                 111,000                315,570
                                                                ---------------
Total Singapore                                                       2,928,547
                                                                ---------------
South Africa - 0.1%
Banks - 0.1%
  ABSA Group Ltd.                                 56,321                787,866
                                                                ---------------
Retail Merchandising - 0.0%
  Foschini Ltd.                                    9,200                 58,703
  Truworths International Ltd.                    20,600                 61,771
                                                                ---------------
                                                                        120,474
                                                                ---------------
Total South Africa
                                                                        908,340
                                                                ---------------
South Korea - 0.1%
Computer Software & Services - 0.0%
  NHN Corp.(b)                                       600                208,696
                                                                ---------------
Construction - 0.1%
  Hanjin Heavy Industries Co. Ltd.                10,100                270,398
                                                                ---------------
Finance - 0.0%
  Daewoo Securities Co. Ltd.                      10,300                158,503
                                                                ---------------
Retail Merchandising - 0.0%
  Hyundai Department Store Co.
    Ltd.                                           1,700                131,341
                                                                ---------------
Security Brokers & Dealers - 0.0%
  Korea Investment Holdings Co.
    Ltd.                                           6,300                205,850
                                                                ---------------
Total South Korea                                                       974,788
                                                                ---------------
Spain - 0.3%
Banks - 0.3%
  Banco Bilbao Vizcaya Argentaria
    SA                                           107,873              2,218,638
  Banco Pastor SA                                 12,400                162,567
                                                                ---------------
                                                                      2,381,205
                                                                ---------------
Telecommunications - 0.0%
  Gestevis Telecinco SA                            5,000                119,911
                                                                ---------------
Total Spain
                                                                      2,501,116
                                                                ---------------
Sweden - 0.3%
Construction - 0.1%
  Skanska AB                                      18,100                279,168
                                                                ---------------
Finance - 0.0%
  D. Carnegie & Co. AB                             6,300                115,552
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
Sweden (Continued)
Manufacturing - 0.0%
  Assa Abloy AB - Class B                          2,534        $        42,605
                                                                ---------------
Motor Vehicles - 0.0%
  Scania AB                                        2,500                113,593
                                                                ---------------
Retail Merchandising - 0.0%
  KappAhl Holding AB                              10,100                 74,381
  Lindex AB                                       11,300                160,940
                                                                ---------------
                                                                        235,321
                                                                ---------------
Soaps & Cosmetics - 0.0%
  Oriflame Cosmetics SA                            3,100                103,165
                                                                ---------------
Steel - 0.0%
  SSAB Svenskt Stal AB                            13,500                269,184
                                                                ---------------
Telecommunications - 0.2%
  Telefonaktiebolaget LM Ericsson                341,651              1,129,856
                                                                ---------------
Total Sweden                                                          2,288,444
                                                                ---------------
Switzerland - 1.0%
Food & Agriculture - 0.4%
  Barry Callebaut AG(b)                              700                295,448
  Nestle SA                                        8,255              2,592,876
                                                                ---------------
                                                                      2,888,324
                                                                ---------------
Industrial - 0.0%
  SGS Societe Generale de
    Surveillance Holding SA                          200                189,767
                                                                ---------------
Pharmaceuticals - 0.6%
  Novartis AG                                     43,746              2,368,807
  Roche Holding AG                                12,580              2,079,603
                                                                ---------------
                                                                      4,448,410
                                                                ---------------
Total Switzerland                                                     7,526,501
                                                                ---------------
Taiwan - 0.1%
Chemicals - 0.1%
  Taiwan Fertilizer Co. Ltd.                     133,100                221,165
                                                                ---------------
Electronics - 0.0%
  Cheng Uei Precision Industry Co.
    Ltd.                                          28,900                117,377
  Unimicron Technology Corp.                      75,000                 97,753
                                                                ---------------
                                                                        215,130
                                                                ---------------
Manufacturing - 0.0%
  Wistron Corp.(b)                               110,300                129,454
                                                                ---------------
Total Taiwan                                                            565,749
                                                                ---------------
Thailand - 0.1%
Banks - 0.1%
  Kasikornbank Public Co. Ltd.                   430,900                688,573
  Krung Thai Bank Public Co. Ltd.                355,500                 94,191
  Siam Commercial Bank Public
    Co. Ltd.(e)                                   90,100                135,906
                                                                ---------------
                                                                        918,670
                                                                ---------------
Telecommunications - 0.0%
  True Corp. Public Co. Ltd.(b)                  512,000                112,822
                                                                ---------------
Total Thailand                                                        1,031,492
                                                                ---------------
United Kingdom - 2.6%
Aerospace - 0.2%
  Bae Systems PLC                                152,046              1,039,611

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Aerospace (Continued)
  Meggitt PLC                                     26,300        $       155,265
                                                                ---------------
                                                                      1,194,876
                                                                ---------------
Business Services - 0.0%
  Aegis Group PLC                                 84,800                204,249
                                                                ---------------
Energy & Utilities - 0.1%
  International Power PLC                         37,700                198,340
  ITM Power PLC(b)                                12,000                 37,946
  Viridian Group PLC                              18,300                323,686
                                                                ---------------
                                                                        559,972
                                                                ---------------
Entertainment & Leisure - 0.0%
  IG Group Holdings PLC                           54,900                215,734
                                                                ---------------
Finance - 0.0%
  Archipelago Holdings, Inc.
    (acquired 5/13/05, cost
    $51,017)(d)(e)                                78,900                 55,808
Close Brothers Group PLC                           8,800                148,248
                                                                ---------------
                                                                        204,056
                                                                ---------------
Food & Agriculture - 0.1%
  Tate & Lyle PLC                                 21,182                237,175
  Wolverhampton & Dudley
    Breweries PLC                                  4,600                109,477
                                                                ---------------
                                                                        346,652
                                                                ---------------
Insurance - 0.3%
  Prudential PLC                                 188,638              2,131,365
                                                                ---------------
Manufacturing - 0.1%
  IMI PLC                                         15,200                140,330
  Rexam PLC                                       25,800                251,907
                                                                ---------------
                                                                        392,237
                                                                ---------------
Measuring & Controlling Devices - 0.0%
  Rotork PLC                                      16,200                205,207
                                                                ---------------
Medical Instruments & Supplies - 0.2%
  Alliance Unichem PLC                            68,889              1,301,932
                                                                ---------------
Metal & Mining - 0.2%
  Anglo American PLC                              31,305              1,283,993
                                                                ---------------
Miscellaneous - 0.2%
  Scottish Power                                 137,571              1,483,143
                                                                ---------------
Oil & Gas - 0.6%
  BG Group PLC                                   127,623              1,705,117
  BP PLC                                         197,831              2,306,571
  Tullow Oil PLC                                  23,000                162,472
                                                                ---------------
                                                                      4,174,160
                                                                ---------------
Pharmaceuticals - 0.4%
  GlaxoSmithKline PLC                            113,710              3,177,244
                                                                ---------------
Real Estate - 0.0%
  InterContinental Hotels Group
    PLC                                           13,650                238,661
                                                                ---------------
Restaurants - 0.0%
  Whitbread PLC                                    4,930                106,300
                                                                ---------------
Retail Merchandising - 0.0%
  Debenhams PLC                                   51,200                177,998
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Semiconductors & Related Devices - 0.0%
  Wolfson Microelectronics PLC                    21,800        $       180,400
                                                                ---------------
Telecommunications - 0.2%
  Vodafone Group PLC                             701,424              1,494,889
                                                                ---------------
Transportation - 0.0%
  Arriva PLC                                      19,700                217,302
                                                                ---------------
Waste Management - 0.0%
  Kelda Group PLC                                 15,600                220,830
                                                                ---------------
Total United Kingdom                                                 19,511,200
                                                                ---------------
United States - 48.9%
Aerospace - 0.8%
  AAR Corp.(b)                                     4,600                102,258
  BE Aerospace, Inc.(b)                            1,800                 41,148
  The Boeing Co.                                   5,700                466,887
  General Dynamics Corp.                          13,750                900,075
  Goodrich Corp.                                  10,600                427,074
  LMI Aerospace, Inc.(b)                          19,000                345,800
  Lockheed Martin Corp.                            6,750                484,245
  Orbital Sciences Corp.(b)                       10,600                171,084
  Raytheon Co.                                    28,250              1,259,102
  United Technologies Corp.                       31,200              1,978,704
                                                                ---------------
                                                                      6,176,377
                                                                ---------------
Air Transportation - 0.0%
  Alaska Air Group, Inc.(b)                        1,000                 39,420
                                                                ---------------
Banks - 4.2%
  Bank of America Corp.(c)                       133,950              6,442,995
  Bank of Hawaii Corp.                               725                 35,960
  Boston Private Financial
    Holdings, Inc.                                 9,400                262,260
  Cathay General Bancorp                           7,500                272,850
  Central Pacific Financial Corp.                  8,650                334,755
  Citigroup, Inc.(c)                             147,000              7,091,280
  City National Corp.(c)                          15,630              1,017,357
  Colonial BancGroup, Inc.                        32,650                838,452
  Compass Bancshares, Inc.(c)                     14,280                793,968
  Corus Bankshares, Inc.                           1,400                 36,652
  Cullen/Frost Bankers, Inc.                         825                 47,272
  First Midwest Bancorp, Inc.                     23,810                882,875
  Flagstar Bancorp, Inc.                           2,200                 35,112
  Greenhill & Co., Inc.                            1,700                103,292
  Harbor Florida Bancshares, Inc.                    500                 18,570
  Hudson City Bancorp, Inc.                       64,625                861,451
  J.P. Morgan Chase & Co.                        124,250              5,218,500
  Key Corp.                                       42,350              1,511,048
  North Fork Bancorp, Inc.                        29,095                877,796
  Signature Bank(b)                                  200                  6,476
  SunTrust Banks, Inc.(c)                         12,050                918,933
  U.S. Bancorp.(c)                                75,000              2,316,000
  Umpqua Holdings Corp.                           12,700                325,755
  Unibanco SA - ADR                                2,600                172,614
  Whitney Holding Corp.                            1,550                 54,824
  Wintrust Financial Corp.(c)                     24,900              1,266,165
  WSFS Financial Corp.                             4,000                245,800
                                                                ---------------
                                                                     31,989,012
                                                                ---------------
Beverages & Bottling - 0.6%
  Anheuser-Busch Cos., Inc.                       11,000                501,490
  Coca-Cola Enterprises, Inc.                     21,110                430,011
  Pepsi Bottling Group, Inc.(c)                   35,400              1,138,110

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Beverages & Bottling (Continued)
  PepsiCo, Inc.                                   42,100        $     2,527,684
                                                                ---------------
                                                                      4,597,295
                                                                ---------------
Broadcasting - 0.3%
  Alliance Atlantis Communications,
    Inc.(b)                                        4,800                140,160
  Belo Corp.                                      42,010                655,356
  CKX, Inc.(b)                                    61,600                835,912
  Lin TV Corp.(b)                                 31,835                240,354
  Outdoor Channel Holdings,
    Inc.(b)                                        1,900                 19,608
  Univision Communications, Inc. -
    Class A(b)                                    19,500                653,250
                                                                ---------------
                                                                      2,544,640
                                                                ---------------
Business Services - 0.9%
  Advisory Board Co.(b)                              600                 28,854
  Alliance Data Systems
    Corp.(b)(c)                                   13,600                799,952
  Amvescap PLC - ADR                              48,680                900,093
  The Brink's Co.(c)                              17,950              1,012,560
  ChoicePoint, Inc.(b)(c)                          7,200                300,744
  The Corporate Executive Board
    Co.                                            4,900                490,980
  Corrections Corp. of America(b)                    800                 42,352
  Ctrip.com International Ltd.                     1,800                 91,890
  DiamondCluster International,
    Inc.(b)                                        5,800                 45,936
  eFunds Corp.(b)                                 28,220                622,251
  Fair, Isaac & Co., Inc.                          1,400                 50,834
  Forrester Research, Inc.(b)                     17,000                475,660
  Gartner, Inc. - Class A(b)                       2,500                 35,500
  H&E Equipment Services, Inc.(b)                  8,600                253,270
  Healthcare Services Group, Inc.                 12,900                270,255
  HMS Holdings Corp.(b)                           21,500                230,480
  Huron Consulting Group, Inc.(b)                     22                    772
  Investors Financial Services
    Corp.                                          7,100                318,790
  National Financial Partners Corp.                7,500                332,325
  Net 1 UEPS Technologies, Inc.(b)                12,800                350,080
  PRA International(b)                             6,899                153,641
  Sotheby Holdings - Class A(b)                    2,000                 52,500
  W.W. Grainger, Inc.                              4,266                320,931
                                                                ---------------
                                                                      7,180,650
                                                                ---------------
Chemicals - 0.6%
  Agrium, Inc.(c)                                    800                 18,576
  Air Products & Chemicals, Inc.                   7,200                460,224
  Ashland, Inc.(c)                                14,230                949,141
  The Dow Chemical Co.(c)                         34,600              1,350,438
  FMC Corp.                                        5,525                355,755
  The Lubrizol Corp.                              21,800                868,730
  Lyondell Chemical Co.                            2,200                 49,852
  Rohm and Haas Co.(c)                            12,550                629,006
                                                                ---------------
                                                                      4,681,722
                                                                ---------------
Commercial Banks, Nec - 0.1%
  BB&T Corp.                                      14,050                584,339
  TCF Financial Corp.                              1,800                 47,610
                                                                ---------------
                                                                        631,949
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Computer & Office Equipment - 1.2%
  American Power Conversion
    Corp.(c)                                      19,300        $       376,157
  Apple Computer, Inc.(b)                          7,900                451,248
  Avery Dennison Corp.                             9,735                565,214
  Cisco Systems, Inc.(b)                          70,500              1,376,865
  Electronics for Imaging, Inc.(b)                16,750                349,740
  Hewlett-Packard Co.                             94,700              3,000,096
  International Business Machines
    Corp.(c)                                      24,600              1,889,772
  NCR Corp.(b)(c)                                  9,570                350,645
  Phase Metrics, Inc.(b)(e)                       50,574                  1,011
  Western Digital Corp.(b)(c)                     26,300                521,003
                                                                ---------------
                                                                      8,881,751
                                                                ---------------
Computer Software & Services - 2.6%
  Activision, Inc.(b)(c)                          44,272                503,815
  Adobe Systems, Inc.(b)                          35,550              1,079,298
  Advanced Micro Devices,
    Inc.(b)(c)                                    10,800                263,736
  Aladdin Knowledge Systems(b)                    13,400                272,690
  The BISYS Group, Inc.(b)                        59,670                817,479
  Blackboard, Inc.(b)                             13,000                376,480
  CACI International, Inc.(b)(c)                  16,600                968,278
  Cadence Design Systems, Inc.(b)                  4,300                 73,745
  Ceridian Corp.(b)                               37,250                910,390
  Checkfree Corp.(b)                               9,000                446,040
  Cognizant Technology Solutions
    Corp.(b)                                       9,900                666,963
  Computer Sciences Corp.(b)                      18,650                903,406
  eBay, Inc.(b)(c)                                11,700                342,693
  EMC Corp.(b)                                    88,569                971,602
  Foundry Networks, Inc.(b)                       34,800                370,968
  Google, Inc. - Class A(b)(c)                     4,594              1,926,402
  IHS, Inc.(b)                                    15,900                471,117
  Ingram Micro, Inc. - Class A(b)                 27,300                494,949
  Interwoven, Inc.(b)                              4,100                 35,178
  McAfee, Inc.(b)(c)                              39,550                959,878
  Microsoft Corp.(c)                              31,800                740,940
  Move, Inc.(b)(c)                                58,900                322,772
  Oracle Corp.(b)                                 59,400                860,706
  Salesforce.com, Inc.(b)(c)                      18,350                489,211
  SI International, Inc.(b)                        1,000                 30,660
  SkillSoft PLC - ADR(b)                          86,300                528,156
  SonicWALL, Inc.(b)                               9,400                 84,506
  Sun Microsystems, Inc.(b)                       49,900                207,085
  Sybase, Inc.(b)                                  1,800                 34,920
  Synchronoss Technologies,
    Inc.(b)                                          900                  7,812
  TIBCO Software, Inc.(b)                         29,500                207,975
  Transaction Systems Architects,
    Inc.(b)                                        2,000                 83,380
  Trident Microsystems, Inc.(b)                    6,300                119,574
  Unisys Corp.(b)                                104,820                658,270
  VeriFone Holdings, Inc.(b)(c)                   15,600                475,488
  VeriSign, Inc.(b)                               21,300                493,521
  Yahoo! Inc.(b)(c)                               53,342              1,760,286
                                                                ---------------
                                                                     19,960,369
                                                                ---------------
Conglomerates - 0.4%
  Time Warner, Inc.                              155,700              2,693,610
                                                                ---------------
Construction - 0.0%
  D.R. Horton, Inc.                                1,326                 31,585

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Construction (Continued)
  Dycom Industries, Inc.(b)                        5,700        $       121,353
  Martin Marietta Materials, Inc.(c)                 950                 86,593
  United Rentals, Inc.(b)(c)                       2,200                 70,356
                                                                ---------------
                                                                        309,887
                                                                ---------------
Containers - 0.3%
  Owens-Illinois, Inc.(b)                         46,060                771,966
  Pactiv Corp.(b)                                 18,100                447,975
  Silgan Holdings, Inc.                            3,000                111,030
  Smurfit-Stone Container Corp.(b)                60,428                661,082
  Tupperware Corp.                                 1,700                 33,473
                                                                ---------------
                                                                      2,025,526
                                                                ---------------
Credit Institutions - 0.0%
  CSG Systems, Inc.(b)                             2,650                 65,561
                                                                ---------------
Dental Equipment & Supplies - 0.0%
  Align Technology, Inc.(b)(c)                    33,300                246,087
                                                                ---------------
Electronics - 0.7%
  Ametek, Inc.(c)                                 15,600                739,128
  Amphenol Corp.(c)                               15,900                889,764
  Arrow Electronics, Inc.(b)                       2,450                 78,890
  Cogent, Inc.(b)(c)                              27,100                408,397
  Directed Electronics, Inc.(b)                   27,800                364,736
  Emerson Electric Co.                             7,300                611,813
  FLIR Systems, Inc.(b)(c)                        34,800                767,688
  Intersil Corp. - Class A                         2,300                 53,475
  L-3 Communications Holdings,
    Inc.                                          15,125              1,140,727
  Vishay Intertechnology, Inc.(b)                 28,900                454,597
                                                                ---------------
                                                                      5,509,215
                                                                ---------------
Energy & Utilities - 2.2%
  Airgas, Inc.                                    22,900                853,025
  Alliant Energy Corp.                             2,000                 68,600
  CenterPoint Energy, Inc.                        77,100                963,750
  Constellation Energy Group                      15,420                840,699
  El Paso Electric Co.(b)                         10,700                215,712
  Equitable Resources, Inc.                       28,970                970,495
  FirstEnergy Corp.                               27,900              1,512,459
  KFX, Inc.(b)(c)                                 11,500                175,720
  Longview Energy Co. (acquired
    8/13/04, cost $48,000)(d)(e)(f)                3,200                 59,200
  MDU Resources Group, Inc.                        1,950                 71,390
  NRG Energy, Inc.(b)(c)                          18,240                878,803
  NSTAR                                            2,100                 60,060
  PG&E Corp.(c)                                   48,000              1,885,440
  Pike Electric Corp.(b)                           7,000                134,820
  Pinnacle West Capital Corp.                        975                 38,912
  PPL Corp.(c)                                    97,890              3,161,847
  Public Service Enterprise Group,
    Inc.(c)                                       12,470                824,516
  Questar Corp.                                   12,090                973,124
  Sempra Energy                                   51,340              2,334,943
  TXU Corp.                                       11,000                657,690
  Wisconsin Energy Corp.                           1,200                 48,360
                                                                ---------------
                                                                     16,729,565
                                                                ---------------
Entertainment & Leisure - 1.0%
  Gaylord Entertainment Co.(b)                     5,600                244,384
  GTECH Holdings Corp.                             1,625                 56,518
  Hilton Hotels Corp.(c)                          28,430                804,000

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Entertainment & Leisure (Continued)
  MGM MIRAGE(b)(c)                                10,500        $       428,400
  Orient-Express Hotels Ltd. -
    Class A                                       23,600                916,624
  Sabre Holdings Corp.                            45,800              1,007,600
  Scientific Games Corp. - Class
    A(b)(c)                                       20,600                733,772
  Station Casinos, Inc.                            3,000                204,240
  Vail Resorts, Inc.(b)                            1,800                 66,780
  The Walt Disney Co.(c)                         101,550              3,046,500
  World Wrestling Entertainment,
    Inc.                                           1,300                 21,957
                                                                ---------------
                                                                      7,530,775
                                                                ---------------
Finance - 3.2%
  Affiliated Managers Group,
    Inc.(b)(c)                                       200                 17,378
  AllianceBernstein Holding LP                    12,930                790,540
  Ambac Financial Group, Inc.                      9,505                770,855
  American Express Co.                            41,090              2,186,810
  AmeriCredit Corp.(b)                             1,200                 33,504
  The Bear Stearns Cos., Inc.                     11,650              1,631,932
  Capital One Financial Corp.(c)                  15,705              1,341,992
  Chicago Mercantile Exchange
    Holdings, Inc.(c)                              2,779              1,364,906
  CIT Group, Inc.                                 39,480              2,064,409
  Countrywide Financial Corp.                     28,950              1,102,416
  Fannie Mae                                       8,100                389,610
  The Goldman Sachs Group, Inc.                   17,500              2,632,525
  H&R Block, Inc.(c)                              33,320                795,015
  Indymac Bancorp, Inc.(c)                         1,075                 49,289
  Legg Mason, Inc.(c)                              4,100                408,032
  Mellon Financial Corp.                          26,930                927,200
  Morgan Stanley                                   7,400                467,754
  NGP Capital Resources Co.(c)                     2,700                 39,501
  NYSE Group, Inc.(b)(c)                          13,994                958,309
  Raymond James Financial, Inc.                    1,525                 46,162
  SLM Corp.(c)                                    19,350              1,024,002
  State Street Corp.(c)                           18,950              1,100,806
  Sumitomo Mitsui Financial Group,
    Inc.                                             191              2,019,486
  T. Rowe Price Group, Inc.                       12,000                453,720
  Washington Mutual, Inc.(c)                      34,500              1,572,510
  Wright Express Corp.(b)(c)                       1,900                 54,606
                                                                ---------------
                                                                     24,243,269
                                                                ---------------
Food & Agriculture - 0.7%
  Archer-Daniels-Midland Co.                      37,550              1,550,064
  Corn Products International, Inc.                1,450                 44,370
  Dean Foods Co.(b)                                8,715                324,111
  Del Monte Foods Co.                             46,510                522,307
  General Mills, Inc.(c)                          21,350              1,102,941
  The J. M. Smucker Co.                            9,880                441,636
  Lance, Inc.                                      5,900                135,818
  Monsanto Co.                                    10,268                864,463
  Sanderson Farms, Inc.                            6,800                190,332
                                                                ---------------
                                                                      5,176,042
                                                                ---------------
Home Furnishings/Housewares - 0.1%
  Newell Rubbermaid, Inc.                         38,000                981,540
                                                                ---------------
Insurance - 2.3%
  ACE Ltd.                                         9,600                485,664
  Aetna, Inc.                                     15,800                630,894

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Insurance (Continued)
  The Allstate Corp.                              34,800        $     1,904,604
  American Financial Group, Inc.                   1,700                 72,930
  American International Group,
    Inc.(c)                                       23,500              1,387,675
  Aspen Insurance Holdings Ltd.(c)                31,590                735,731
  Axis Capital Holdings Ltd.                      34,410                984,470
  CHUBB Corp.                                     32,550              1,624,245
  Endurance Specialty Holdings
    Ltd.                                          59,250              1,896,000
  Everest Re Group Ltd.                              425                 36,792
  Genworth Financial, Inc.                        34,800              1,212,432
  The Hanover Insurance Group,
    Inc.                                           4,500                213,570
  Max Re Capital Ltd.                             19,930                435,271
  MetLife, Inc.(c)                                11,400                583,794
  Nationwide Financial Services,
    Inc.                                          12,300                542,184
  Ohio Casualty Corp.                              1,800                 53,514
  Platinum Underwriters Holdings
    Ltd.                                          10,800                302,184
  Protective Life Corp.                              950                 44,289
  Prudential Financial, Inc.                       7,300                567,210
  The St. Paul Travelers Cos., Inc.               48,050              2,142,069
  W.R. Berkley Corp.                              31,375              1,070,829
  XL Capital Ltd.(c)                              17,060              1,045,778
                                                                ---------------
                                                                     17,972,129
                                                                ---------------
Machinery & Heavy Equipment - 0.3%
  Bucyrus International, Inc. - Class
    A                                                600                 30,300
  Caterpillar, Inc.                               17,900              1,333,192
  Gehl Co.(b)                                        825                 21,062
  Joy Global, Inc.                                 7,250                377,653
  Kennametal, Inc.                                 1,050                 65,362
  Lennox International, Inc.                      19,000                503,120
  Terex Corp.(b)                                     750                 74,025
                                                                ---------------
                                                                      2,404,714
                                                                ---------------
Manufacturing - 3.6%
  A.O. Smith Corp.                                 1,200                 55,632
  Actuant Corp. - Class A(c)                       5,700                284,715
  American Railcar Industries, Inc.                7,000                231,770
  Aptargroup, Inc.                                 5,250                260,453
  Black & Decker Corp.(c)                         10,175                859,380
  Cooper Industries Ltd. - Class A                12,250              1,138,270
  Corning, Inc.(b)                                52,700              1,274,813
  Crane Co.                                        1,600                 66,560
  Crocs, Inc.(b)(c)                                  800                 20,120
  Cummins, Inc.(c)                                 7,300                892,425
  Dade Behring Holdings, Inc.                     10,000                416,400
  Danaher Corp.(c)                                17,550              1,128,816
  Fortune Brands, Inc.                            22,100              1,569,321
  Gardner Denver, Inc.(b)                          1,600                 61,600
  General Electric Co.                           173,850              5,730,096
  Harsco Corp.                                       600                 46,776
  Hexel Corp.(b)                                  17,250                270,998
  Honeywell International, Inc.                   46,900              1,890,070
  IDEX Corp.                                      16,600                783,520
  Ingersoll-Rand Co. Ltd. - Class
    A(c)                                          29,200              1,249,176
  K2, Inc.(b)                                     32,400                354,456
  Leggett & Platt, Inc.                            2,300                 57,454

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing (Continued)
  Nike, Inc.(c)                                    4,500        $       364,500
  Nucor Corp.(c)                                  28,450              1,543,412
  OYO Geospace Corp.(b)                               72                  4,112
  Parker Hannifin Corp.                            7,300                566,480
  Paxar Corp.(b)                                  13,600                279,752
  Phillips-Van Heusen Corp.                        1,750                 66,780
  Polo Ralph Lauren Corp.                         11,750                645,075
  Precision Castparts Corp.                          725                 43,326
  Reynold American, Inc.(c)                       12,550              1,447,015
  Snap-On, Inc.                                   17,480                706,542
  The Stanley Works(c)                             6,810                321,568
  Textron, Inc.(c)                                21,680              1,998,462
  Trex Co., Inc.(b)                                8,400                217,476
  VF Corp.(c)                                        850                 57,732
  The Warnaco Group, Inc.(b)                      37,900                707,972
  Watson Wyatt Worldwide, Inc.                     8,200                288,148
                                                                ---------------
                                                                     27,901,173
                                                                ---------------
Medical & Medical Services - 1.5%
  Amgen, Inc.(b)                                   6,600                430,518
  Caremark Rx, Inc.                               26,350              1,314,075
  Community Health Systems,
    Inc.(b)                                       32,350              1,188,862
  Covance, Inc.(b)(c)                                800                 48,976
  Coventry Health Care, Inc.(b)                   27,395              1,505,081
  Digene Corp.(b)(c)                               1,800                 69,732
  Digirad Corp.(b)                                 2,100                  9,408
  Emergency Medical Services LP -
    Class A(b)                                    16,400                211,560
  HCA, Inc.(c)                                     9,000                388,350
  Invitrogen Corp.(b)                              7,200                475,704
  LCA-Vision, Inc.                                 2,700                142,857
  McKesson Corp.                                   9,300                439,704
  Medco Health Solutions,
    Inc.(b)(c)                                    20,850              1,194,288
  MedImmune, Inc.(b)(c)                            7,399                200,513
  Noven Pharmaceuticals, Inc.(b)                   3,700                 66,230
  Omnicare, Inc.(c)                               11,500                545,330
  Pediatrix Medical Group, Inc.(b)                11,400                516,420
  Per-Se Technologies, Inc.(b)(c)                 16,000                402,880
  Pharmaceutical Product
    Development, Inc.                              1,000                 35,120
  Radiation Therapy Services,
    Inc.(b)                                        7,700                207,207
  Sierra Health Services, Inc.(b)                  1,325                 59,665
  Symbion, Inc.(b)                                 9,500                197,220
  Triad Hospitals, Inc.(b)(c)                     25,390              1,004,936
  Universal Health Services, Inc.                 13,585                682,782
  Vital Images, Inc.(b)                           12,750                314,925
  WellCare Health Plans, Inc.(b)                     700                 34,335
                                                                ---------------
                                                                     11,686,678
                                                                ---------------
Medical Instruments & Supplies - 1.4%
  Adeza Biomedical Corp.(b)                        1,200                 16,824
  Advanced Medical Optics,
    Inc.(b)(c)                                    26,500              1,343,550
  Beckman Coulter, Inc.                           11,750                652,712
  Becton, Dickinson & Co.                          9,500                580,735
  Biosite, Inc.(b)                                   550                 25,113
  Bruker BioSciences Corp.(b)                      2,400                 12,864
  The Cooper Cos., Inc.                           10,000                442,900
  Cytyc Corp.(b)(c)                               15,900                403,224

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Medical Instruments & Supplies (Continued)
  DENTSPLY International, Inc.                       900        $        54,540
  DJ Orthopedics, Inc.(b)                         18,000                662,940
  Edwards Lifesciences Corp.(b)(c)                   925                 42,023
  Ev3, Inc.(b)(c)                                 14,200                210,302
  Fisher Scientific International,
    Inc.(b)                                       12,100                883,905
  Hillenbrand Industries, Inc.(c)                 13,955                676,818
  Hologic, Inc.(b)                                11,200                552,832
  Immucor, Inc.(b)                                13,900                267,297
  IntraLase Corp.(b)                               8,050                134,757
  Johnson & Johnson                               25,990              1,557,321
  Kinetic Concepts, Inc.(b)                       10,300                454,745
  Kyphon, Inc.(b)(c)                                 700                 26,852
  Martek Biosciences Corp.(b)(c)                  19,400                561,630
  MWI Veterinary Supply, Inc.(b)                   9,500                346,085
  Varian Medical Systems, Inc.(b)                 14,900                705,515
  Waters Corp.(b)                                 10,500                466,200
  Wright Medical Group, Inc.(b)(c)                 2,455                 51,383
                                                                ---------------
                                                                     11,133,067
                                                                ---------------
Metal & Mining - 1.6%
  Alpha Natural Resources,
    Inc.(b)(c)                                     1,000                 19,620
  Arch Coal, Inc.(c)                              26,600              1,127,042
  Century Aluminum Co.(b)(c)                      12,100                431,849
  CONSOL Energy, Inc.(c)                         129,450              6,047,904
  Foundation Coal Holdings, Inc.                   4,000                187,720
  Massey Energy Co.(b)(c)                         84,538              3,043,368
  MSC Industrial Direct Co., Inc.                  7,400                352,018
  Peabody Energy Corp.                             2,448                136,476
  Phelps Dodge Corp.                               6,800                558,688
  Steel Dynamics, Inc.                               900                 59,166
  United States Steel Corp.                        5,820                408,098
                                                                ---------------
                                                                     12,371,949
                                                                ---------------
Metal Working Machinery & Equipment - 0.0%
  RBC Bearings, Inc.(b)                              700                 15,890
                                                                ---------------
Motor Vehicles - 0.2%
  Harley-Davidson, Inc.                            9,500                521,455
  Oshkosh Truck Corp.                              8,300                394,416
  PACCAR, Inc.                                     8,100                667,278
  Tenneco Automotive, Inc.(b)                      4,700                122,200
  Wabash National Corp.                               19                    292
                                                                ---------------
                                                                      1,705,641
                                                                ---------------
Oil & Gas - 5.7%
  Acergy SA- SP ADR(b)                            28,600                437,580
  AGL Resources, Inc.                             43,210              1,647,165
  Allis-Chalmers Energy, Inc.(b)                   1,800                 24,462
  American Oil & Gas, Inc.(b)                      5,750                 29,843
  Atwood Oceanics, Inc.(b)                           600                 29,760
  BJ Services Co.                                 11,400                424,764
  Bois d'Arc Energy, Inc.(b)                       2,400                 39,528
  Callon Petroleum Co.(b)                          2,500                 48,350
  CanArgo Energy Corp.(b)                        191,100                139,503
  Carbo Ceramics, Inc.(c)                          5,000                245,650
  Chesapeake Energy Corp.(c)                      11,000                332,750
  Chevron Corp.                                   76,800              4,766,208
  Clayton Williams Energy, Inc.(b)                20,823                719,226
  Complete Production Services,
    Inc.(b)                                          900                 21,276

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Comstock Resources, Inc.(b)                      2,500        $        74,650
  ConocoPhillips                                  54,200              3,551,726
  Devon Energy Corp.                              24,502              1,480,166
  Diamond Offshore Drilling, Inc.(c)              16,267              1,365,289
  Energen Corp.                                    1,650                 63,377
  ENSCO International, Inc.                       19,900                915,798
  EOG Resources, Inc.(c)                          22,650              1,570,551
  The Exploration Co.(b)                           8,700                 92,742
  Exxon Mobil Corp.(c)                           103,150              6,328,252
  Frontier Oil Corp.                               1,800                 58,320
  GlobalSantaFe Corp.(c)                          22,700              1,310,925
  Goodrich Petroleum Corp.(b)                     12,000                340,680
  Grant Prideco, Inc.(b)(c)                       14,750                660,062
  Halliburton Co.                                  3,165                234,875
  Helix Energy Solutions Group,
    Inc.(b)(c)                                       775                 31,279
  Helmerich & Payne, Inc.                          1,075                 64,780
  Hercules Offshore, Inc.(b)                      13,500                472,500
  Hess Corp.(c)                                   25,950              1,371,458
  KCS Energy, Inc.(b)                             11,300                335,610
  Marathon Oil Corp.                               7,400                616,420
  Matador Resources Co. (acquired
    10/14/03 through 4/13/06, cost
    $62,950)(d)(e)(f)                              2,895                 78,165
  Nabors Industries Ltd.(b)(c)                    14,700                496,713
  Newfield Exploration Co.(b)(c)                  41,300              2,021,222
  Noble Corp.(c)                                   6,100                453,962
  Noble Energy, Inc.                               2,150                100,749
  Oceaneering International, Inc.(b)               1,000                 45,850
  Oneok, Inc.                                      2,000                 68,080
  Parallel Petroleum Corp.(b)                      5,479                135,386
  Patterson-UTI Energy, Inc.(c)                   29,120                824,387
  Petroquest Energy, Inc.(b)                      10,336                126,926
  Pioneer Natural Resources Co.(c)                 6,400                297,024
  Plains Exploration & Production
    Co.(b)(c)                                     27,700              1,122,958
  Precision Drilling Trust(c)                      3,300                109,560
  Pride International, Inc.(b)                    13,800                430,974
  Rowan Cos., Inc.(c)                             15,200                540,968
  Schlumberger Ltd.(c)                            28,967              1,886,041
  Southwestern Energy Co.(b)                      14,400                448,704
  Superior Energy Serivces, Inc.(b)                8,750                296,625
  Transocean, Inc.(b)                             16,500              1,325,280
  Treasure Island Royalty Trust
    (acquired 1/31/05, cost
    $96,000)(b)(d)                               300,000                189,000
  Trico Marine Services, Inc.(b)                     900                 30,600
  Unit Corp.(b)                                    1,050                 59,734
  Valero Energy Corp.                             26,300              1,749,476
  Vulcan Materials Co.                             6,440                502,320
  Warrior Energy Service Corp.(b)                  1,600                 38,928
  Weatherford International
    Ltd.(b)(c)                                    10,059                499,120
                                                                ---------------
                                                                     43,724,277
                                                                ---------------
Paper & Forest Products - 0.1%
  Bowater, Inc.(c)                                23,145                526,549
                                                                ---------------
Paper & Paper Products - 0.2%
  Temple-Inland, Inc.                             34,600              1,483,302
                                                                ---------------
Personal Services - 0.1%
  Laureate Education, Inc.(b)(c)                  16,500                703,395
                                                                ---------------

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Pharmaceuticals - 2.2%
  Abbott Laboratories                             11,000        $       479,710
  Allergan, Inc.(c)                                8,831                947,213
  Alpharma, Inc. - Class A                         1,000                 24,040
  Amylin Pharmaceuticals,
    Inc.(b)(c)                                    11,500                567,755
  Andrx Corp.(b)                                  24,830                575,808
  Cephalon, Inc.(b)(c)                               725                 43,572
  Eli Lilly & Co.                                 13,700                757,199
  Endo Pharmaceuticals Holdings,
    Inc.(b)                                       18,600                613,428
  Genzyme Corp.(b)                                 5,100                311,355
  Hospira, Inc.(b)                                   900                 38,646
  ImClone Systems, Inc.(b)                         1,100                 42,504
  Merck & Co., Inc.(c)                           107,000              3,898,010
  Novartis AG                                      9,380                505,770
  Pfizer, Inc.                                   208,200              4,886,454
  Shire PLC - ADR                                 19,200                849,216
  Vertex Pharmaceuticals, Inc.(b)                  1,425                 52,312
  Wyeth                                           49,600              2,202,736
                                                                ---------------
                                                                     16,795,728
                                                                ---------------
Publishing & Printing - 0.4%
  Banta Corp.                                      2,377                110,126
  Dow Jones & Co., Inc.(c)                        10,475                366,730
  Marvel Entertainment, Inc.(b)(c)                13,190                263,800
  The McGraw-Hill Cos., Inc.                      20,000              1,004,600
  R.R. Donnelley & Sons Co.                       34,625              1,106,269
  Tribune Co.(c)                                  10,300                334,029
                                                                ---------------
                                                                      3,185,554
                                                                ---------------
Railroad & Shipping - 0.4%
  Burlington Northern Santa Fe
    Corp.                                          6,200                491,350
  CSX Corp.                                       12,715                895,645
  Union Pacific Corp.                             14,650              1,361,864
                                                                ---------------
                                                                      2,748,859
                                                                ---------------
Real Estate - 0.8%
  AMB Property Corp.                               1,200                 60,660
  Boston Properties, Inc.(REIT)(c)                11,700              1,057,680
  CB Richard Ellis Group, Inc. -
    Class A(b)                                    14,900                371,010
  Corporate Office Properties Trust                2,700                113,616
  Education Realty Trust, Inc.                     7,400                123,210
  Highwoods Properties, Inc.                       1,600                 57,888
  Hospitality Properties Trust                     1,400                 61,488
  Host Hotels & Resorts, Inc.                     48,200              1,054,134
  HRPT Properties Trust(REIT)                     55,900                646,204
  LaSalle Hotel Properties                         9,900                458,370
  New Plan Excel Realty Trust                      1,975                 48,763
  ProLogis                                        14,480                754,697
  Simon Property Group, Inc.(c)                   20,600              1,708,564
                                                                ---------------
                                                                      6,516,284
                                                                ---------------
Restaurants - 0.3%
  CKE Restaurants, Inc.(c)                        12,960                215,266
  Darden Restaurants, Inc.                         1,475                 58,115
  Denny's Corp.(b)                                12,700                 46,863
  Jack in the Box, Inc.(b)                         1,150                 45,080
  McDonald's Corp.                                51,700              1,737,120
  Red Robin Gourmet Burgers,
    Inc.(b)(c)                                     1,200                 51,072

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Restaurants (Continued)
  Ruby Tuesday, Inc.(c)                           17,600        $       429,616
  Ruth's Chris Steak House, Inc.(b)                2,000                 40,840
  Texas Roadhouse, Inc.(b)                         1,100                 14,872
                                                                ---------------
                                                                      2,638,844
                                                                ---------------
Retail - Computer & Computer Software Stores - 0.1%
  GameStop Corp.(b)                               16,700                701,400
                                                                ---------------
Retail Merchandising - 2.7%
  American Eagle Outfitters, Inc.(c)              24,500                833,980
  Barnes & Noble, Inc.                            21,325                778,363
  Central Garden & Pet Co.(b)                        400                 17,220
  Chico's FAS, Inc.(b)(c)                         18,200                491,036
  The Children's Place Retail
    Stores, Inc.(b)                                3,100                186,155
  Coach, Inc.(b)                                  25,570                764,543
  Core-Mark Holding Co., Inc.(b)                   8,800                315,040
  CVS Corp.                                       35,800              1,099,060
  Dick's Sporting Goods, Inc.(b)                     938                 37,145
  Dillard's, Inc. - Class A(c)                    18,300                582,855
  Federated Department Stores,
    Inc.                                          21,420                783,972
  Foot Locker, Inc.(c)                            15,910                389,636
  The Gap, Inc.                                   18,020                313,548
  Golf Galaxy, Inc.(b)                            11,100                149,295
  Golfsmith International Holdings,
    Inc.(b)                                        1,100                 11,110
  The Home Depot, Inc.                            39,000              1,395,810
  J.C. Penney Co., Inc.(c)                        20,550              1,387,331
  Jarden Corp.(b)(c)                               7,600                231,420
  The Kroger Co.                                  72,690              1,589,003
  Limited Brands, Inc.                            29,400                752,346
  Longs Drug Stores Corp.                          1,050                 47,901
  Nordstrom, Inc.                                  1,100                 40,150
  Office Depot, Inc.(b)                            1,100                 41,800
  Officemax, Inc.                                 17,160                699,270
  Payless ShoeSource, Inc.(b)                      2,450                 66,566
  PETCO Animal Supplies, Inc.(b)                  17,760                362,837
  Regis Corp.                                     18,820                670,180
  Saks, Inc.(c)                                   27,720                448,232
  Staples, Inc.                                   52,200              1,269,504
  Supervalu, Inc.                                 25,220                774,254
  The Talbots, Inc.                               58,446              1,078,329
  TJX Cos., Inc.(c)                               53,500              1,223,010
  Tractor Supply Co.(b)                            1,800                 99,486
  Walgreen Co.(c)                                 17,300                775,732
  Whole Foods Market, Inc.(c)                      8,250                533,280
  Williams-Sonoma, Inc.(c)                         8,800                299,640
                                                                ---------------
                                                                     20,539,039
                                                                ---------------
Security Brokers & Dealers - 0.4%
  E*TRADE Financial Corp.(b)(c)                    2,850                 65,037
  iShares Russell 2000 Value Index
    Fund                                           1,463                105,526
  Lehman Brothers Holdings, Inc.                  29,200              1,902,380
  Piper Jaffray Cos., Inc.(b)                     21,570              1,320,300
                                                                ---------------
                                                                      3,393,243
                                                                ---------------
Semiconductors & Related Devices - 0.9%
  Analog Devices, Inc.                             6,400                205,696
  Broadcom Corp. - Class A(b)(c)                   3,675                110,434

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Semiconductors & Related Devices (Continued)
  Cymer, Inc.(b)                                     500        $        23,230
  Freescale Semiconductor, Inc. -
    Class A(b)(c)                                 51,650              1,497,850
  Freescale Semiconductor, Inc. -
    Class B(b)                                    50,150              1,474,410
  Kulicke & Soffa Industries, Inc.(b)              2,100                 15,561
  Lam Research Corp.(b)(c)                        25,050              1,167,831
  Marvell Technology Group
    Ltd.(b)(c)                                     3,200                141,856
  MEMC Electronic Materials,
    Inc.(b)                                       14,850                556,875
  Micrel, Inc.(b)                                  2,100                 21,021
  Microsemi Corp.(b)                                 900                 21,942
  PMC-Sierra, Inc.(b)(c)                          93,500                878,900
  Rudolph Technologies, Inc.(b)                   16,900                245,050
  Silicon Storage Technology,
    Inc.(b)                                       20,900                 84,854
  Standard Microsystems Corp.(b)                   1,300                 28,379
  Texas Instruments, Inc.                         13,100                396,799
  Ultra Clean Holdings, Inc.(b)                   27,300                238,875
  Varian Semiconductor Equipment
    Associates, Inc.(b)                              800                 26,088
                                                                ---------------
                                                                      7,135,651
                                                                ---------------
Soaps & Cosmetics - 0.6%
  Colgate-Palmolive Co.                           12,200                730,780
  The Procter & Gamble Co.                        65,030              3,615,668
                                                                ---------------
                                                                      4,346,448
                                                                ---------------
Steel Pipe & Tubes - 0.0%
  Mueller Water Products, Inc. -
    Class A(b)                                    14,900                259,409
                                                                ---------------
Telecommunications - 2.3%
  ALLTEL Corp.(c)                                  8,950                571,278
  Amdocs Ltd.(b)                                  64,080              2,345,328
  American Tower Corp. - Class
    A(b)                                          22,066                686,694
  Andrew Corp.(b)                                 45,120                399,763
  Anixter International, Inc.                        900                 42,714
  AT&T, Inc.(c)                                  125,800              3,508,562
  CenturyTel, Inc.                                   925                 34,364
  Comverse Technology, Inc.(b)                    16,100                318,297
  Embarq Corp.(b)                                  3,144                128,873
  EMS Technologies, Inc.(b)                       19,700                354,009
  Harman International Industries,
    Inc.(c)                                        5,150                439,655
  Harris Corp.                                    21,850                906,993
  Motorola, Inc.                                  70,650              1,423,597
  NII Holdings, Inc.(b)                           13,391                754,985
  Polycom, Inc.(b)(c)                             37,300                817,616
  Qualcomm, Inc.                                  22,250                891,558
  RCN Corp.(b)                                     9,400                234,342
  Sprint Nextel Corp.                             63,133              1,262,029
  Verizon Communications, Inc.                    76,544              2,563,459
  West Corp.(b)                                      800                 38,328
  WinderThan Co. Ltd. - ADR(b)                     1,200                 12,348
                                                                ---------------
                                                                     17,734,792
                                                                ---------------
Tires & Rubber - 0.1%
  Cooper Tire & Rubber Co.(c)                     42,018                468,081
                                                                ---------------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES             VALUE
                                                ----------      ---------------
COMMON STOCKS (Continued)
United States (Continued)
Tobacco - 0.3%
  Altria Group, Inc.                              20,050        $     1,472,271
  Loews Corp. - Carolina Group(c)                 11,040                567,125
                                                                ---------------
                                                                      2,039,396
                                                                ---------------
Transportation - 0.4%
  C.H. Robinson Worldwide, Inc.                    1,750                 93,275
  Con-Way, Inc.                                   11,775                682,126
  Hornbeck Offshore Services,
    Inc.(b)                                        2,900                103,008
  Landstar System, Inc.                           16,500                779,295
  OMI Corp.(c)                                    17,500                378,875
  Ryder Systems, Inc.                             11,275                658,798
  Stealthgas, Inc.                                   700                  9,765
  Universal Truckload Services,
    Inc.(b)                                        1,400                 47,782
  Vitran Corp., Inc.(b)                           13,100                307,719
  Yellow Roadway Corp.                               800                 33,688
                                                                ---------------
                                                                      3,094,331
                                                                ---------------
Waste Management - 0.1%
  Allied Waste Industries, Inc.(b)                 5,600                 63,616
  Stericycle, Inc.(b)                              5,500                358,050
                                                                ---------------
                                                                        421,666
                                                                ---------------
Total United States                                                 375,841,751
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $416,151,791)                                               495,482,507
                                                                ---------------
PREFERRED STOCKS - 0.0%
United Kingdom - 0.0%
Restaurants - 0.0%
  Whitbread Pref. Shs. - Class B
  (Cost $6,803)                                    5,800                 16,624
                                                                ---------------
WARRANTS - 0.0%
  Point North Energy Ltd. (issued
    7/24/03, expiring 7/23/08, strike
    price 5.00 CAD) (acquired
    7/24/03, cost $0)(d)(e)(f)                    13,755                 11,090
  Triex Minerals Corp. (issued
    12/23/05, expiring 12/23/06,
    strike price 3.00 CAD)
    (acquired 12/23/05, cost
    $0)(d)(e)(f)                                   3,300                    325
                                                                ---------------
TOTAL WARRANTS
  (Cost $0)                                                              11,415
                                                                ---------------

                                                              PAR
                                              MATURITY       (000)
                                             ---------     ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
  Federal Home Loan Bank,
    Unsecured Bonds
    2.25%                                     01/09/07     $   3,250  3,195,842
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
    4.62%                                     05/28/13           150    141,016
  Federal National Mortgage
    Assoc., Unsecured Notes
    4.00%                                     10/16/06         2,450  2,439,600
    2.35%                                     04/05/07           440    429,687

                                                              PAR
                                              MATURITY       (000)      VALUE
                                            ----------     ---------  ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
  Resolution Funding Corp., Strip
  Bonds
      6.29%                                   07/15/18    $      150 $   78,416
      6.30%                                   10/15/18           150     77,337
  Small Business Administration
  Participation Certificates,
  Series 97-20F, Class 1
      7.20%                                   06/01/17           623    643,617
  Small Business Investment Cos.
  Pass - Through, Series
  97-P10C, Class 1
      6.85%                                   08/01/07           172    173,727
  U.S. Treasury Notes
      4.88%                                04/08-05/08         8,575  8,527,350

                                                                     ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $15,748,903)                                                 15,706,592
                                                                     ----------
MORTGAGE PASS-THROUGHS - 7.5%
  Federal Home Loan Mortgage
  Assoc.
      5.00%                                   05/01/21         1,000    962,785
  Federal Home Loan Mortgage
  Corp. Gold
      8.00%                                08/08-08/27            31     32,425
      8.50%(g)                                07/01/09             0          5
      4.00%                                05/10-05/19           202    190,269
      6.00%                                04/13-06/16           160    160,347
      4.50%                                05/18-08/20         1,687  1,594,776
      5.00%                                01/21-05/34           739    705,767
      9.50%                                   12/01/22           317    342,574
      7.50%(g)                                09/01/27             0        383
      6.50%                                01/29-08/32            75     75,573
      5.50%                                07/33-08/33           974    939,610
  Federal National Mortgage Assoc.
      8.00%                                04/08-02/33           234    245,936
      7.00%                                08/08-10/32           460    470,529
      8.50%                                   02/01/09            13     12,864
      6.50%                                01/11-07/32           879    890,124
      6.00%                                09/11-02/34         3,808  3,799,347
      5.50%                                04/17-12/35         9,068  8,751,352
      5.00%                                01/18-07/35         6,688  6,443,234
      4.50%                                10/18-05/19           970    918,162
      7.50%                                07/29-01/31           650    674,137
  Federal National Mortgage Assoc.
  ARM
      4.78%                                   01/01/35           885    852,983
  Federal National Mortgage Assoc.
  Pass Thru Dwarf #725619
      4.00%                                   06/01/19         1,000    923,809
  Federal National Mortgage Assoc.
  TBA
      4.50%                                07/21-07/36         2,800  2,575,688
      5.00%                                07/21-07/36         5,000  4,701,564
      5.50%                                07/21-07/36        12,600 12,273,717
      6.00%                                07/21-07/36         6,000  5,981,876

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                                MATURITY                  (000)                VALUE
                                               -----------             ------------         ----------
MORTGAGE PASS-THROUGHS (Continued)
  Government National Mortgage
    Assoc.
     6.50%                                     02/09-11/28             $        455         $  461,284
     7.50%                                     11/10-12/29                       51             52,152
     6.00%                                     10/23-02/24                      304            303,187
     7.00%                                     01/25-05/32                      239            246,268
     5.50%                                     04/33-12/34                      825            800,747
     5.00%                                     10/20/33                       1,378          1,297,323
  Government National Mortgage
    Assoc. 1 Year CMT
     3.75%                                     05/20/34                         212            204,786

                                                                                            ----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $58,642,401)                                                                        57,885,583
                                                                                            ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
     2.06%(h)
  (Cost $104,147)                              02/25/28                         802             37,482
                                                                                            ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
  Banc of America Alternative Loan
    Trust, Series 04-6, Class 4A1
     5.00%                                     07/25/19                          73             70,057
  Banc of America Commercial
    Mortgage, Inc., Series 06-2, A4
     5.78%                                     05/02/36                       1,000            990,469
  Countrywide Home Loans, Series
    03-27, Class M
     3.92%                                     06/25/33                         707            684,883
  Countrywide Home Loans, Series
    03-58, Class B1
     4.51%                                     02/19/34                         236            228,297
  Fannie Mae Grantor Trust, Series
    03-T1, Class R (IO)
     0.00%(h)                                  11/25/12                       6,652            188,192
  Federal Home Loan Mortgage
    Corp., Series 235 (IO)
     5.50%(h)                                  02/01/36                       1,956            553,958
  Federal Home Loan Mortgage
    Corp., Series 2529, Class MB
     5.00%                                     11/15/17                         100             95,804
  Federal Home Loan Mortgage
    Corp., Series 2574, Class HP
     5.00%                                     02/15/18                       1,420          1,354,609
  Federal Home Loan Mortgage
    Corp., Series 2668, Class AD
     4.00%                                     01/15/15                         197            191,552
  Federal Home Loan Mortgage
    Corp., Series 2707, Class PW
     4.00%                                     07/15/14                         326            319,372
  Federal Home Loan Mortgage
    Corp., Series 2730, Class PA
     3.75%                                     03/15/11                         186            184,836
  Federal Home Loan Mortgage
    Corp., Series 2748, Class LJ
     4.00%                                     03/15/10                          70             69,804
  Federal Home Loan Mortgage
    Corp., Series 2864, Class NA
     5.50%                                     01/15/31                         172            170,221
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
     5.50%                                     06/15/35                         893            879,379
  Federal National Mortgage
    Assoc., Series 03-16, Class BC
     5.00%                                     03/25/18                          50             47,153

                                                                           PAR
                                                MATURITY                  (000)                VALUE
                                               -----------             ------------         ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Assoc., Series 03-84, Class GA
     4.50%                                     04/25/09                     $     5         $    5,467
  Federal National Mortgage
    Assoc., Series 04-31, Class PK
     3.50%                                     06/25/10                         301            297,773
  Federal National Mortgage
    Assoc., Series 04-88, Class HA
     6.50%                                     07/25/34                          79             79,661
  Federal National Mortgage
    Assoc., Series 04-99, Class AO
     5.50%                                     01/25/34                         140            137,389
  Federal National Mortgage
    Assoc., Series 05-3, Class AP
     5.50%                                     02/25/35                         125            123,470
  Federal National Mortgage
    Assoc., Series 05-51, Class TA
     5.50%                                     05/01/35                       2,153          2,107,649
  Federal National Mortgage
    Assoc., Series 05-80, Class PB
     5.50%                                     04/25/30                       1,246          1,237,947
  Federal National Mortgage
    Assoc., Series 363, Class 2
    (IO)
     5.50%(h)                                  11/01/35                       2,287            640,428
  First Union National Bank
    Commercial Mortgage, Series
    01-C2, Class A2
     6.66%                                     01/12/43                         970          1,003,240
  Harborview Mortgage Loan Trust,
    Series 05-10, Class 2A1A
     5.56%                                     11/19/35                       1,442          1,446,485
  Indymac Index Mortgage Loan
    Trust, Series 05-AR18, Class
    2A1B
     6.10%                                     10/25/36                       1,865          1,882,836
  Master Alternative Loans Trust,
    Series 04-4, Class 1A1
     5.50%                                     05/25/34                         139            134,443
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(h)                                  02/17/17                          47             10,823
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    11.00%(i)                                  02/17/17                          52             47,934
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
    11.00%(h)                                  03/06/17                          31              7,838
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (PO)
    11.00%(i)                                  03/06/17                          31             24,196
  Structured Asset Securities Corp.,
    Series 01-21A, Class B2
     6.63%                                     01/25/32                          31             30,932
  Structured Asset Securities Corp.,
    Series 03-2A, Class B2II
     5.40%                                     02/25/33                         182            178,442
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
     4.24%(j)                                  05/25/36                         811            790,644
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class X (IO)
     2.31%(h)(j)                               05/25/36                      11,858            732,269

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Washington Mutual Mortgage
    Loan Trust, Series 03-AR8,
    Class B1
     4.19%                                     08/25/33                $        382         $  375,474
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR3, Class A5
     3.93%                                     04/25/33                         247            237,474
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR3, Class B2
     4.73%                                     04/25/33                         185            181,148
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR4, Class A6
     3.42%                                     05/25/33                         745            722,906
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR5, Class A6
     3.70%                                     06/25/33                         850            815,602
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR5, Class B2
     4.51%                                     06/25/33                         399            392,973
  Washington Mutual Mortgage
    Securities Corp., Series
    04-AR1, Class B1
     4.50%                                     03/25/34                       1,244          1,193,536
  Washington Mutual Mortgage
    Securities Corp., Series
    04-AR3, Class B1
     4.18%                                     06/25/34                         224            213,223
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class
    1A2
     4.48%                                     07/25/34                         448            430,571

                                                                                            ----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $21,966,936)                                                                        21,511,359
                                                                                            ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 3.7%
  Bank of America-First Union
    Commercial Mortgage, Series
    01-3, Class A2
     5.46%                                     04/11/37                       1,375          1,355,375
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 99-WF2, Class A2
     7.08%                                     07/15/31                         250            258,430
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
     7.32%                                     10/15/32                         475            499,916
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 02-TOP6, Class A1
     5.92%                                     10/15/36                         766            769,831
  CDC Commercial Mortgage Trust,
    Series 02-FX1, Class A1
     5.25%                                     05/15/19                       1,568          1,553,532
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class C
     6.28%                                     09/15/30                         275            278,699

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Commerical Mortgage
    Acceptance Corp., Series
    98-C2, Class E
     7.61%                                     06/15/10                $        930         $  974,407
  Credit Suisse First Boston
    Mortgage Securities Corp.
    Series 02-CKN2, Class A3
     6.13%                                     03/15/12                       1,000          1,015,254
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-CP4, Class D
     6.61%                                     12/15/35                       1,450          1,497,412
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-CKS4, Class A2
     5.18%                                     08/15/12                       1,090          1,057,507
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-CP5, Class A2
     4.94%                                     12/15/35                       1,010            963,430
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 03-C3, Class A5
     3.94%                                     05/15/38                       1,020            913,203
  Donaldson, Lufkin and Jenrette,
    Inc., Commerical Mortgage
    Corp., Series 99-CG1, Class
    A1B
     6.46%                                     03/10/32                         150            152,578
  Donaldson, Lufkin and Jenrette,
    Inc., Commerical Mortgage
    Corp., Series 00-CKP1, Class
    A1B
     7.18%                                     11/10/33                       1,178          1,231,247
  First Union National Bank
    Commercial Mortgage, Series
    01-C4, Class A2
     6.22%                                     11/12/11                       1,140          1,163,768
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98, Class A2
     6.56%                                     11/18/08                         152            153,675
  General Motors Acceptance Corp.
    Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36                         150            155,652
  General Motors Acceptance Corp.
    Commercial Mortgage
    Securities, Inc., Series 00-C3,
    Class A2
     6.96%                                     11/15/10                       1,295          1,350,932
  GGP Mall Properties Trust,
    Series 01-C1A, Class C2
     5.56%(j)                                  11/15/11                         482            482,013
  GGP Mall Properties Trust,
    Series 01-C1A, Class C3
     6.50%(j)                                  02/15/14                          40             40,124
  Impac Commercial Mortgage
    Backed Trust, Series 03-5,
    Class M1
     6.07%                                     08/25/33                          40             40,267

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Impac Commercial Mortgage
    Backed Trust, Series 03-7,
    Class M
    7.80%                                      08/25/33                $         20         $   20,077
  Impac Commercial Mortgage
    Backed Trust, Series 04-1,
    Class M4
    6.52%                                      03/25/34                          58             58,761
  Impac Commercial Mortgage
    Backed Trust, Series 04-5,
    Class 1A1
    5.68%                                      10/25/34                         206            205,915
  Impac Commercial Mortgage
    Backed Trust, Series 04-7,
    Class 1A1
    5.69%                                      11/25/34                         524            524,990
  Impac Commercial Mortgage
    Backed Trust, Series 04-7,
    Class M4
    6.52%                                      11/25/34                         246            246,467
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 97-C5, Class C
    7.24%                                      09/15/29                       1,600          1,637,249
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-C7, Class A2
    6.51%                                      10/15/35                         513            519,531
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-PLSI, Class D
    7.09%(j)                                   02/15/32                         650            672,769
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class A1B
    6.21%                                      10/15/35                         457            460,703
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A2
    7.32%                                      10/15/32                         250            260,150
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class E
    7.47%                                      10/15/32                         125            131,045
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A4
    5.93%                                      12/15/25                         825            831,953
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-WM, Class A1
    6.16%(j)                                   07/14/16                         693            701,466
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C8, Class A1
    3.64%                                      11/15/27                         444            429,104
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A1
    2.95%                                      03/15/29                         311            294,368
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C6, Class A1
    3.88%                                      08/15/29                         232            224,057
  Morgan Stanley Capital I, Series
    97-WF1, Class A2
    7.22%(j)                                   07/15/29                         121            121,303

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Morgan Stanley Capital I, Series
    99-WF1, Class A2
    6.21%                                      11/15/31                   $     441         $  445,022
  Morgan Stanley Capital I, Series
    04-XLF, Class G
    6.25%(j)                                   04/15/16                         300            301,080
  Morgan Stanley Dean Witter
    Capital I Series 2001-Top1
    Class A4
    6.66%                                      02/15/33                         910            937,740
  Morgan Stanley Dean Witter
    Capital I, Series 02-TOP7,
    Class A1
    5.38%                                      01/15/39                         508            504,941
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                                      06/18/30                         295            297,569
  Nationslink Funding Corp., Series
    98-2, Class A2
    6.48%                                      08/20/30                         186            187,984
  Nationslink Funding Corp., Series
    98-2, Class B
    6.80%                                      08/20/30                         525            535,351
  Nationslink Funding Corp., Series
    99-2, Class D
    7.28%                                      06/20/31                         175            181,307
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
    7.52%                                      12/18/09                         460            476,312
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                                      10/18/10                       1,325          1,360,580
  Salomon Brothers Mortgage
    Securities VII, Series 01-MMA,
    Class A2
    6.13%(j)                                   02/18/34                          95             94,634

                                                                                            ----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $29,530,310)                                                                        28,569,680
                                                                                            ----------
ASSET BACKED SECURITIES - 3.0%
  Ameriquest Mortgage Securities,
    Inc., Series 02-3, Class M2
    6.57%(k)                                   08/25/32                         344            347,165
  Amortizing Residential Collateral
    Trust, Series 02-BC3, Class
    M2
    6.42%                                      06/25/32                         137            139,053
  Amortizing Residential Collateral
    Trust, Series 02-BC5, Class
    M2
    6.52%                                      07/25/32                         187            187,718
  Bank One Issuance Trust, Series
    03-A3, Class A3
    5.31%                                      12/15/10                       1,450          1,452,658
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                                      07/15/09                       1,800          1,765,116
  Caterpillar Financial Asset Trust,
    Series 04-A, Class A3
    3.13%                                      01/26/09                         283            278,577
  Centex Home Equity Loan Trust,
    Series 03-B, Class M3
    8.42%                                      06/25/33                         475            480,156

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
ASSET BACKED SECURITIES (Continued)
  Centex Home Equity, Series
    02-A, Class MF2
    6.54%                                      01/25/32                $        280         $  279,012
  Chase Funding Mortgage Loan
    Certificates, Series 03-2, Class
    1A4
    3.99%                                      08/25/29                         166            164,295
  Chase Issuance Trust, Series
    06-A3, Class A3
    5.07%                                      07/15/11                       1,075          1,076,741
  Chase Manhattan Auto Owner
    Trust, Series 03-B, Class CTFS
    2.43%                                      02/16/10                         671            652,748
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                                      05/17/10                         250            238,594
  Citibank Credit Card Issuance
    Trust, Series 04-A1, Class A1
    2.55%                                      01/20/09                       1,175          1,156,470
  Countrywide Certificates, Series
    02-2, Class M2
    7.05%                                      12/25/31                          12             12,436
  Countrywide Certificates, Series
    03-2, Class M2
    6.97%                                      03/26/33                         670            673,720
  Countrywide Certificates, Series
    03-3, Class B
    6.01%                                      11/25/31                         250            251,139
  Countrywide Certificates, Series
    03-3, Class M6
    6.01%                                      07/25/32                       1,500          1,516,268
  Countrywide Certificates, Series
    03-BCI, Class M2
    7.32%                                      09/25/32                         241            242,509
  Countrywide Certificates, Series
    04-13, Class AV4
    5.61%                                      06/25/35                          79             78,847
  Credit-Based Asset Servicing and
    Securitization, Series 04-CB4,
    Class M1
    5.77%                                      05/25/35                         275            270,465
  Ford Credit Auto Owner Trust,
    Series 03-A, Class B2
    5.61%                                      08/15/07                         325            325,044
  Ford Credit Auto Owner Trust,
    Series 03-B, Class C
    4.18%                                      01/15/08                          75             74,916
  General Electric Business Loan
    Trust, Series 03-1, Class A
    5.63%(j)                                   04/15/31                         236            237,521
  General Electric Business Loan
    Trust, Series 03-1, Class B
    6.50%(j)                                   04/15/31                         158            161,176
  General Electric Business Loan
    Trust, Series 03-2A, Class B
    6.20%(j)                                   11/15/31                         951            970,667
  General Electric Business Loan
    Trust, Series 04-1, Class B
    5.90%(j)                                   05/15/32                         222            222,085
  Granite Mortgages PLC, Series
    04-2, Class 1C
    6.11%                                      06/20/44                          34             33,844
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                                      09/15/27                         632            649,357

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
ASSET BACKED SECURITIES (Continued)
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%                                      10/15/27                $        329          $ 338,195
  Hedged Mutual Fund Fee Trust,
    Series 03-1A, Class 2
    5.22%(j)                                   11/30/10                         943            938,573
  Knollwood CDO Ltd., Series
    04-1A, Class C
    7.75%(j)                                   01/10/39                         182            179,703
  Long Beach Mortgage Loan
    Trust, Series 03-4, Class M5A
    9.32%                                      08/25/33                         200            204,220
  Long Beach Mortgage Loan
    Trust, Series 04-1, Class M5
    6.42%                                      02/25/34                         475            478,502
  Lothian Mortgages PLC, Series
    3A, Class A1
    5.23%(j)                                   07/24/19                         215            215,548
  Massachusetts RRB Special
    Purpose Trust, Series 01-1,
    Class A
    6.53%                                      06/01/15                       1,019          1,049,906
  MBNA Credit Card Master Notes
    Trust, Series 06-A4, Class A4
    5.08%                                      09/15/11                       1,650          1,651,765
  Option One Mortgage Loan Trust,
    Series 02-6, Class M1
    6.07%                                      11/25/32                         125            124,813
  Option One Mortgage Loan Trust,
    Series 02-6, Class M2
    7.02%                                      11/25/32                         149            149,702
  Option One Mortgage Loan Trust,
    Series 03-4, Class A4
    5.64%                                      07/25/33                          87             87,196
  Option One Mortgage Loan Trust,
    Series 03-4, Class M5A
    9.07%                                      07/25/33                         275            276,413
  Option One Mortgage Loan Trust,
    Series 03-5, Class M4
    8.22%                                      08/25/33                         125            127,153
  Residential Asset Mortgage
    Products, Inc., Series 03-RZ2,
    Class B
    5.50%                                      04/25/33                         328            322,830
  Residential Asset Securities
    Corp., Series 02-KS4, Class
    AIIB
    5.57%                                      07/25/32                          45             45,146
  Residential Asset Securities
    Corp., Series 03-KS10, Class
    MII2
    6.67%                                      12/25/33                       1,000          1,015,150
  Residential Asset Securities
    Corp., Series 04-KS3, Class
    MII3
    7.12%                                      04/25/34                         400            399,991
  Structured Asset Investment Loan
    Trust, Series 03-BC2, Class
    M2
    7.27%                                      04/25/33                         350            351,362
  Structured Asset Investment Loan
    Trust, Series 03-BC3, Class
    M2
    7.27%                                      04/25/33                         250            250,341

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
ASSET BACKED SECURITIES (Continued)
  Structured Asset Receivables
    Trust, Series 03-2
     4.91%(f)                                  01/21/09                $        764         $  764,367
  Sutter CBO Ltd., Series 01-1A,
    Class A3L
     6.83%(j)                                  05/15/07                         425            425,475

                                                                                            ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $23,363,595)                                                                        23,334,648
                                                                                            ----------
CORPORATE BONDS - 4.7%
Aerospace - 0.1%
  Lockheed Martin Tactical
    Systems, Inc., Senior
    Debentures
     7.00%                                     09/15/23                         150            161,238
  Northrop Grumman Corp., Senior
    Unsecured Notes
     4.08%                                     11/16/06                         280            278,404

                                                                                            ----------
                                                                                               439,642
                                                                                            ----------
Banks - 0.9%
  Bank of America Corp., Capital
    Securities
     8.07%(j)                                  12/31/26                         225            235,960
  Bank of America Corp.,
    Subordinated Notes
     7.40%                                     01/15/11                         325            345,806
  Barclays Bank PLC, Preferred
    Stock
     6.28%                                     12/15/49                         240            207,195
  Citigroup Capital ll, Capital
    Securities
     7.75%                                     12/01/36                         225            233,721
  Citigroup, Inc., Subordinated
    Notes
     5.00%                                     09/15/14                         500            467,983
  Citigroup, Inc., Unsecured Notes
     4.12%                                     02/22/10                       1,000            950,690
  Crestar Capital Trust I, Capital
    Securities
     8.16%                                     12/15/26                         175            183,358
  Depfa ACS Bank, Senior Notes
     3.62%                                     10/29/08                         150            144,109
  First Union Capital l, Capital
    Securities
     7.94%                                     01/15/27                         325            340,635
  HSBC Bank USA, Subordinated
    Notes
     3.87%                                     06/07/07                       1,000            983,406
  Russian Agricultural Bank, Senior
    Unsecured Note
     7.18%(j)                                  05/16/13                         100             99,125
  Russian Standard Bank Rusb -
    Note
     8.62%(j)                                  05/05/11                         100             95,500
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                                     01/26/07                          75             73,891
  U.S. Bank N.A., Senior Bank
    Notes
     4.40%                                     08/15/08                         575            562,394
  UBS Preferred Funding Trust,
    Inc., Capital Securities
     8.62%                                     10/29/49                          35             38,287
  USB Capital IX, Unsecured Notes
     6.19%(c)                                  03/29/49                         175            171,131

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wachovia Capital Trust III, Trust
    Preferred Securities
     5.80%                                     08/29/49                $        470         $  456,089
  Wells Fargo & Co., Senior
    Unsecured Notes
     4.20%                                     01/15/10                       1,200          1,145,664

                                                                                            ----------
                                                                                             6,734,944
                                                                                            ----------
Broadcasting - 0.1%
  Cablevision Systems Corp.,
    Senior Unsecured Notes
     9.62%                                     04/01/09                         325            344,500
  Charter Communications
    Holdings LLC, Senior
    Unsecured Notes
     8.00%(j)                                  04/30/12                         300            297,750
  Echostar DBS Corp., Senior
    Unsecured Notes
     7.12%(j)                                  02/01/16                          50             48,125
  News America, Inc., Senior
    Debentures
     7.75%                                     01/20/24                          25             26,792
     7.28%                                     06/30/28                          35             35,384
  News America, Inc., Senior
    Unsecured Notes
     6.20%                                     12/15/34                         100             90,749

                                                                                            ----------
                                                                                               843,300
                                                                                            ----------
Chemicals - 0.0%
  Equistar Chemicals LP, Senior
    Unsecured Notes
    10.12%                                     09/01/08                          50             52,875
                                                                                            ----------
Commercial Banks, Nec - 0.0%
  HBOS PLC
     5.92%(j)                                  09/29/49                         265            239,955
                                                                                            ----------
Computer Software & Services - 0.0%
  Oracle Corp., Unsecured Notes
     5.25%                                     01/15/16                         230            215,397
  Sungard Data Systems, Inc.,
    Senior Unsecured Notes
     9.43%(j)                                  08/15/13                          20             20,925

                                                                                            ----------
                                                                                               236,322
                                                                                            ----------
Electronics - 0.0% L-3 Communications Corp.,
    Senior Subordinated Notes
     6.38%                                     10/15/15                          35             33,425
                                                                                            ----------
Energy & Utilities - 0.2%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                                     01/02/17                         230            250,442
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                                     09/01/10                         355            369,607
  Dominion Resources, Inc., Senior
    Unsecured Notes
     7.20%                                     09/15/14                         200            210,131
  Florida Power & Light Co., First
    Mortgage Bonds
     5.62%                                     04/01/34                         150            137,723
  Indiana Michigan Power, Senior
    Unsecured Notes
     6.12%                                     12/15/06                         325            325,422

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  NRG Energy, Inc., Senior
    Unsecured Notes
    7.25%                                      02/01/14                $         20          $  19,500
    7.38%                                      02/01/16                          65             63,375
  Reliant Energy, Inc., Senior
    Secured Notes
    6.75%                                      12/15/14                         120            110,700

                                                                                             ---------
                                                                                             1,486,900
                                                                                             ---------
Entertainment & Leisure - 0.3%
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                                   08/13-02/26                           7              7,513
  Comcast Cable Holdings LLC,
    Senior Notes
    7.12%                                      02/15/28                          35             34,903
  Comcast Corp., Senior
    Unsecured Notes
    7.05%                                      03/15/33                         115            116,666
  Comcast Corp., Unsecured Notes
    6.45%                                      03/15/37                         510            479,035
  CSC Holdings, Inc., Senior
    Unsecured Notes
    8.12%                                      07/15/09                         600            610,500
  MGM Mirage, Inc., Senior Notes
    6.00%                                      10/01/09                         150            145,875
  Riddell Bell Holdings, Inc., Senior
    Subordinated Notes
    8.38%                                      10/01/12                         110            108,350
  Seneca Gaming Corp., Senior
    Unsecured Notes
    7.25%                                      05/01/12                         125            121,719
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                                      02/01/24                          30             31,871
    7.62%                                      04/15/31                         375            403,772

                                                                                             ---------
                                                                                             2,060,204
                                                                                             ---------
Finance - 1.1%
  Ameriprise Financial, Inc., Junior
    Subordinated Notes
    7.52%                                      06/01/49                         200            201,211
  Berkshire Hathaway Finance
    Corp., Senior Unsecured Notes
    4.75%                                      05/15/12                         355            337,122
  Berkshire Hathaway, Inc., Senior
    Unsecured Notes
    5.08%                                      01/11/08                          60             60,066
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
    4.12%                                      01/15/10                         350            332,526
  General Electric Capital Corp.,
    Senior Unsecured Notes
    6.75%                                      03/15/32                          50             53,510
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                                      01/15/08                         400            399,676
    4.76%                                      07/28/08                         150            150,247
    5.00%                                      11/15/11                       3,445          3,331,835
  J.P. Morgan Capital Trust I,
    Capital Securities
    7.54%                                      01/15/27                         175            181,867
  J.P. Morgan Chase & Co.,
    Unsecured Notes
    5.60%                                      06/01/11                         550            547,305

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
CORPORATE BONDS (Continued)
Finance (Continued)
  Lehman Brothers Holdings,
    Senior Unsecured Notes
    3.95%                                      11/10/09                $        375          $ 354,436
  Morgan Stanley, Senior Notes
    5.29%                                      03/07/08                       2,190          2,190,031
  Morgan Stanley, Unsecured
    Notes
    5.05%                                      01/21/11                         360            349,135
  UnitedHealth Group, Inc.,
    Unsecured Notes
    5.80%                                      03/15/36                         175            156,641

                                                                                             ---------
                                                                                             8,645,608
                                                                                             ---------
Insurance - 0.1%
  Allstate Financial Global Funding
    LLC, Unsecured Notes
    2.50%(j)(k)                                06/20/08                         325            306,405
  Lincoln National Corp., Capital
    Securities
    7.00%                                      05/17/66                         255            253,022

                                                                                             ---------
                                                                                               559,427
                                                                                             ---------
Leasing - 0.0%
  United Rentals N.A., Inc., Senior
    Subordinated Notes
    7.75%                                      11/15/13                         150            142,500
  United Rentals N.A., Inc., Senior
    Unsecured Notes
    6.50%                                      02/15/12                          30             28,350

                                                                                             ---------
                                                                                               170,850
                                                                                             ---------
Manufacturing - 0.0%
  Delco Remy International, Inc.,
    Senior Subordinated Notes
    9.38%(f)(j)                                04/15/12                          50             28,000
  Goodman Global Holdings, Inc.,
    Senior Unsecured Notes
    8.33%                                      06/15/12                         145            144,819
  Massey Energy Co., Senior
    Unsecured Notes
    6.88%                                      12/15/13                         180            167,400

                                                                                             ---------
                                                                                               340,219
                                                                                             ---------
Medical & Medical Services - 0.1%
  Aetna, Inc., Senior Unsecured
    Notes
    6.62%                                      06/15/36                         400            395,661
  Omnicare, Inc., Senior
    Subordinated Notes
    6.88%                                      12/15/15                          70             66,500

                                                                                             ---------
                                                                                               462,161
                                                                                             ---------
Metal & Mining - 0.1%
  Ipsco, Inc., Senior Notes
    8.75%                                      06/01/13                         450            482,625
  TRIMAS Corp., Senior
    Subordinated Notes
    9.88%                                      06/15/12                         135            122,850

                                                                                             ---------
                                                                                               605,475
                                                                                             ---------
Motor Vehicles - 0.0%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                                      03/01/27                          15            15,252
                                                                                            ---------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
CORPORATE BONDS (Continued)
Oil & Gas - 0.1%
  ANR Pipeline Co., Senior
    Debentures
     9.62%                                     11/01/21                $         60         $   69,450
     7.38%                                     02/15/24                          15             14,534
  Colorado Interstate Gas Co.,
    Senior Unsecured Notes
     6.80%                                     11/15/15                          35             33,734
  Consolidated Natural Gas, Inc.,
    Senior Debentures
     5.00%                                     03/01/14                          20             18,521
  Kern River Funding Corp., Senior
    Unsecured Notes
     4.89%(j)                                  04/30/18                          28             26,703
  Newfield Exploration Co., Senior
    Subordinated Notes
     6.62%                                     09/01/14                         130            123,825
  Newfield Exploration Co., Senior
    Unsecured Notes
     7.62%                                     03/01/11                         120            121,500
  Targa Resources, Inc., Senior
    Unsecured Notes
     8.50%(j)                                  11/01/13                          10              9,650

                                                                                            ----------
                                                                                               417,917
                                                                                            ----------
Paper & Forest Products - 0.0%
  Catalyst Paper Corp., Senior
    Unsecured Notes
     8.62%                                     06/15/11                          50             48,750
                                                                                            ----------
Pharmaceuticals - 0.1%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                                     08/01/47                          25             25,423
  Merck & Co., Inc., Senior
    Unsecured Notes
     4.38%(c)                                  02/15/13                         410            375,826
  Wyeth, Unsecured Notes
     5.50%                                     02/15/16                         250            238,672

                                                                                            ----------
                                                                                               639,921
                                                                                            ----------
Real Estate - 0.1%
  The Rouse Co., Senior
    Unsecured Notes
     6.75%(j)                                  05/01/13                         375            367,245
  The Rouse Co., Unsecured Notes
     3.62%                                     03/15/09                         400            371,700

                                                                                            ----------
                                                                                               738,945
                                                                                            ----------
Retail Merchandising - 0.0%
  May Department Stores Co.,
    Senior Debentures
     8.12%                                     08/15/35                         200            210,824
                                                                                            ----------
Semiconductors & Related Devices - 0.0%
  Magnachip Semiconductor,
    Secured Notes
     8.58%                                     12/15/11                           5              4,750
                                                                                            ----------
Telecommunications - 0.6%
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(c)                                  05/01/12                         800            808,000
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                     07/15/13                         520            510,900

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                                     09/01/11                $        100         $  101,250
  Qwest Corp., Unsecured Notes
     8.58%                                     06/15/13                          75             79,875
  Rogers Wireless, Inc., Senior
    Secured Notes
     9.62%                                     05/01/11                         550            602,250
     7.50%                                     03/15/15                         550            555,500
  SBC Communications, Inc.,
    Unsecured Notes
     4.21%(j)                                  06/05/21                       1,125          1,109,486
  Superior Essex Communications
    & Essex Group, Senior Notes
     9.00%                                     04/15/12                         500            507,500
  Verizon Maryland, Inc.,
    Debentures
     5.12%                                     06/15/33                          10              7,643
  Wind Acquistion Finance SA,
    Senior Unsecured Notes
    10.75%(j)                                  12/01/15                         115            122,188

                                                                                            ----------
                                                                                             4,404,592
                                                                                            ----------
Transportation - 0.0%
  BNSF Funding Trust I, Preferred
    Stock
     6.61%                                     12/15/49                         165            154,886
                                                                                            ----------
Yankee - 0.8%
  AID-Israel (Israel), Unsecured
    Notes
     5.50%(l)                               04/24-09/33                         185            182,925
  Ainsworth Lumber Co. Ltd.
    (Canada), Senior Unsecured
    Notes
     9.25%(l)                                  10/01/10                         400            384,000
  America Movil SA de CV
    (Mexico), Unsecured Notes
     6.38%(l)                                  03/01/35                          75             65,191
  Banque Centrale de Tunisie
    (Tunisia), Senior Unsecured
    Notes
     7.38%(l)                                  04/25/12                         425            442,000
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
     5.13%(l)                                  04/09/09                       1,485          1,486,347
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
     8.25%(l)                                  06/15/30                         265            305,956
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%(l)                                  08/15/13                         350            371,000
  Eksportfinans ASA (Norway),
    Unsecured Notes
     3.38%(l)                                  01/15/08                         155            150,210
  Gazprom Capital (Luxembourg),
    Unsecured Notes
     9.62%(j)                                  03/01/13                         200            229,250
     5.88%(j)                                  06/01/15                         250            321,361
  Ispat Inland ULC (Canada),
    Senior Secured Notes
     9.75%(l)                                  04/01/14                          10             11,025

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Kazkommerts International BV
    (Netherlands), Senior
    Unsecured Notes
     7.88%(j)                                  04/07/14                $        310         $  304,575
     8.00%                                     11/03/15                         360            342,000
  Nationwide Building Society
    (United Kingdom), Senior
    Unsecured Notes
     3.50%(j)(l)                               07/31/07                          75             73,443
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
     2.62%(j)(l)                               01/30/07                         550            540,756
  The Royal Bank of Scotland
    Capital Trust (United Kingdom),
    Unsecured Notes
     4.71%(l)                                  12/29/49                          90             81,349
  Suncor Energy, Inc. (Canada),
    Bonds
     5.95%(l)                                  12/01/34                          20             19,336
  Telefonica Emisiones Sau
    (Spain), Senior Unsecured
    Notes
     6.42%(l)                                  06/20/16                         150            149,689
     7.00%(l)                                  06/20/36                         250            249,864
  Tyco International Group SA
    (Luxembourg), Unsecured
    Notes
     6.00%(c)(l)                               11/15/13                         360            356,651
  United Mexican States (Mexico),
    Senior Unsecured Notes
     6.62%                                     03/03/15                          60             60,750
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
     7.75%(l)                                  02/15/10                         125            132,116

                                                                                            ----------
                                                                                             6,259,794
                                                                                            ----------
TOTAL CORPORATE BONDS
  (Cost $36,581,083)                                                                        35,806,938
                                                                                            ----------
FOREIGN BONDS - 0.6%
  Mexican Fixed Rate Bonds
    (MXP)
     9.00%                                     12/22/11                         710             63,853
     8.00%                                     12/19/13                       1,870            156,834
    10.00%                                     12/05/24                       1,650            152,704
  Republic of Argentina
     0.00%                                     08/03/12                         730            603,345
     8.28%                                     12/31/33                         152            135,693
  Republic of Brazil
    10.00%                                     08/07/11                          70             79,870
     8.00%                                     01/15/18                         330            348,150
    10.12%                                     05/15/27                          15             18,637
     8.25%                                     01/20/34                         150            157,500
  Republic of Colombia, Senior
    Unsecured Notes
     8.95%                                     03/17/13                         130            142,025
     8.25%                                     12/22/14                         300            315,000
  Republic of Ecuador
     9.00%                                     08/15/30                         150            144,375
  Republic of El Salvador,
    Unsecured Note
     7.65%(j)                                  06/15/35                          55             52,938

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
FOREIGN BONDS (Continued)
  Republic of Panama
     9.38%                                     07/23/12                $        200         $  223,000
     7.12%                                     01/29/26                         170            164,050
  Republic of Peru, Unsecured
    Notes
     8.38%                                     05/03/16                          30             32,400
     8.75%                                     11/21/33                         300            333,750
  Republic of Philippines
     8.88%                                     03/17/15                         150            162,375
     7.75%                                     01/14/31                         195            193,050
  Republic of Turkey, Unsecured
    Notes
     7.25%                                     03/15/15                         125            117,344
  Republic of Venezuela
     8.50%                                     10/08/14                         310            327,825
  Russia Federation, Unsecured
    Notes
    12.75%(j)                                  06/24/28                         120            203,400
  United Mexican States (Mexico),
    Senior Unsecured Notes
     8.00%                                     09/24/22                         500            557,500
     8.30%(l)                                  08/15/31                          25             28,875

                                                                                            ----------
TOTAL FOREIGN BONDS
  (Cost $4,926,516)
                                                                                             4,714,493
                                                                                            ----------
TAXABLE MUNICIPAL BONDS - 0.1% Atlantic Marine Corp.
    Communities, Notes
    (Delaware)
     5.34%(j)                                  12/01/45                         600            531,570
  Ohana Military Communities LLC,
    Military Housing Revenue
    Bonds (Navy Housing
    Privatization Project), Series
    04-A, Class 1 (Hawaii)
     6.19%                                     04/01/49                          25             24,566

                                                                                            ----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $625,000)
                                                                                               556,136
                                                                                            ----------

                                                                         PAR/SHARES
                                                                            (000)
                                                                         ----------
SHORT TERM INVESTMENTS - 14.8%
  Federal Home Loan Bank
      5.18%(m)                                 07/26/06                       4,000          3,985,611
  French Treasury Bills (EUR)
      2.56%(n)                                 07/13/06                       1,700          2,172,135
  U.S Treasury Notes
      4.62%                                    07/27/06                       7,000          6,976,631
  U.S. Treasury Bills
      4.49%                                    07/13/06                      65,550         65,451,872
      4.50%                                    07/13/06                      14,900         14,877,650
      4.47%                                    07/20/06                      10,000          9,976,408
  Galileo Money Market Fund                                                  10,535         10,534,755

                                                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $113,897,174)                                                                      113,975,062
                                                                                           -----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 103.8%
  (Cost $721,544,659)                                                                      797,608,519
                                                                                           -----------

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                           PAR
                                               MATURITY                   (000)                VALUE
                                               --------                ------------         ----------
SECURITIES LENDING COLLATERAL - 3.6%
  Bank of America, Master Notes
    5.38%(o)(p)                                07/03/06                  $    3,676      $  3,676,408
  Bank of Nova Scotia, Certificate
    of Deposit
    5.30%(p)                                   08/08/06                       8,297         8,296,886
  Bear Stearns Floating Rate Notes
    5.37%(p)(q)                                07/03/06                       6,253         6,253,116
  Citibank, Master Notes
    5.38%(o)(p)                                07/03/06                       1,029         1,028,856
  Greenwich Capital Holdings,
    Floating Rate Commercial
    Paper
    5.31%(o)(p)                                07/03/06                       2,301         2,301,343
  Merrill Lynch, Floating Rate
    Notes
    5.15%(o)(p)                                07/14/06                         512           511,508
  Merrill Lynch, Master Notes
    5.41%(p)                                   07/03/06                       1,820         1,820,133
  Morgan Stanley, Floating Rate
    Notes
    5.37%(o)(p)                                07/03/06                       3,946         3,945,628

                                                                                           ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $27,833,878)                                                                       27,833,878
                                                                                           ----------

                                              NUMBER
                                             OF SHARES
                                           -------------
INVESTMENT IN AFFILIATE - 10.9%
  Institutional Money Market
    Trust(p)
  (Cost $84,003,647)                          84,003,647             84,003,647
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 118.3%
  (Cost $833,382,184(a))                                             909,446,044
                                                                ---------------

        PAR
       (000)
       ----
TBA SALE COMMITMENTS - (3.1)%
  Federal Home Loan Mortgage
  Corp. Gold TBA
    4.50%                         07/01/21               (400)        (377,500)
    5.00%                         07/01/21             (1,400)      (1,347,063)
  Federal National Mortgage
Assoc.
  TBA
    4.50%                         07/01/21               (491)        (464,297)
    5.00%                      07/21-07/36            (10,200)      (9,708,186)
    5.50%                      07/21-07/34            (12,000)     (11,586,558)
                                                                ---------------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $(23,610,981))                                         (23,483,604)
                                                                ---------------

                                              NUMBER OF
                                              CONTRACTS               VALUE
                                           ---------------      ---------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S. Treasury
    Note futures, Strike Price $110,
    Expires 08/25/06
  (Premiums received $7,971)                         (16)       $          (250)
                                                                ---------------
CALL SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike Price $5.26,
    Expires 03/02/16                                 260(r)              78,780
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15                                 330(r)             156,750
                                                                ---------------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $335,200)                                                       235,530
                                                                ---------------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                         (320)(r)            (45,269)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                                 (50)(r)            (17,625)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                          (35)(r)               (800)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                                (790)(r)            (22,041)
                                                                ---------------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $485,825)                                          (85,734)
                                                                ---------------
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S. Treasury
    Notes futures, Strike Price
    $106, Expires 08/25/06
  (Premiums received $10,127)                        (16)               (22,500)
                                                                ---------------
PUT SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike Price $5.26,
    Expires 03/02/16                                 260(r)             156,260
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15                                 330(r)             245,520
                                                                ---------------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $335,200)                                                       401,780
                                                                ---------------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                         (320)(r)           (187,136)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                                 (50)(r)            (23,400)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                          (35)(r)            (19,363)

                                 BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                              NUMBER OF
                                              CONTRACTS           VALUE
                                           ---------------   --------------
PUT SWAPTIONS WRITTEN (Continued)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                                (790)(r)    $      (601,111)
                                                                ---------------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $485,825)                                         (831,010)
                                                                ---------------

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (14.5)%                                     (111,837,525)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.6)%                                              (4,986,173)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $   768,836,558
                                                                ===============

----------

(a)  Cost for federal income tax purposes is $812,828,971. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $    86,457,391
     Gross unrealized depreciation                                  (13,323,922)
                                                                ---------------
                                                                $    73,133,469
                                                                ===============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale
     Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of June 30, 2006, the Portfolio held
     0.3% of its net assets, with a current market value of $2,687,404 and a current cost of $1,208,559 in these securities.
(e)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $1,971,351 which represents 0.3% of net assets.
(f)  Security is illiquid. As of June 30, 2006, the Portfolio held less than
     0.1% of its net assets, with a current market value of $1,002,407 in these securities.
(g)  Par held at end of period is less than 1,000.
(h)  Rates shown are the effective yields as of June 30, 2006. (i) Interest rate of underlying collateral.
(j)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 1.6% of its net assets, with a current market value of
     $12,551,359, in securities restricted as to resale.
(k)  Securities, or a portion thereof, pledged as collateral with a value of
     $653,550 on 176 long U.S. Treasury Note futures contracts, 191 short U.S.
     Treasury Note futures contracts and 188 long U.S. Treasury Bond futures contracts expiring September 2006. The notional value of such contracts on
     June 30, 2006 was $58,257,220, with an unrealized gain of $114,769
     (including commissions of $1,221).
(l)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(m)  The rate shown is the effective yield on the discount notes at the time of purchase.
(n)  The rate shown is the effective yield at the time of purchase.
(o)  Rates shown are the rates as of June 30, 2006.
(p)  Securities purchased with the cash proceeds from securities loaned.
(q)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(r)  Each swaption contract is equivalent to $10,000 notional amount.

                                 BLACKROCK FUNDS
                             SCHEDULE OF INVESTMENTS
                             INDEX EQUITY PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                     VALUE
                                                                ---------------
Investment in The U.S. Large Company Series of
  The DFA Investment Trust Company - 100.8%
  (Cost $779,614,570)                                           $ 1,129,835,304

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.8)%                                                    (9,375,985)
                                                                ---------------
NET ASSETS - 100%                                               $ 1,120,459,319
                                                                ===============

                                 BLACKROCK FUNDS

            INVESTMENT ABBREVIATIONS
  ADR       American Depository Receipts
  CMT       Constant Maturity Treasury
  IO        Interest Only
  NVDR      Non Voting Depository Receipts
  PLC       Public Limited Company
  PO        Principal Only
  REIT      Real Estate Investment Trust
  SP        Sponsored
  TBA       To Be Announced

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	June 30, 2006
	(Unaudited)
	Shares	Value†

COMMON STOCKS — (75.6%)
Consumer Discretionary — (7.7%)
*#Amazon.com, Inc.	117,300	$4,537,164
*#Apollo Group, Inc. Class A	53,100	2,743,677
*#AutoNation, Inc.	56,300	1,207,072
*Autozone, Inc.	20,300	1,790,460
*Bed Bath and Beyond, Inc.	107,000	3,549,190
#Best Buy Co., Inc.	152,700	8,374,068
*#Big Lots, Inc.	43,200	737,856
Black & Decker Corp.	28,800	2,432,448
Brunswick Corp.	35,900	1,193,675
#Carnival Corp.	164,700	6,874,578
CBS Corp. Class B	293,000	7,925,650
#Centex Corp.	46,000	2,313,800
#Circuit City Stores, Inc.	57,100	1,554,262
Clear Channel Communications, Inc.	190,900	5,908,355
*Coach, Inc.	146,000	4,365,400
*#Comcast Corp. Class A	801,400	26,237,836
#Cooper Tire & Rubber Co.	23,300	259,562
Darden Restaurants, Inc.	48,900	1,926,660
#Dillards, Inc. Class A	23,400	745,290
#Disney (Walt) Co.	832,500	24,975,000
Dollar General Corp.	118,200	1,652,436
#Dow Jones & Co., Inc.	22,400	784,224
#Eastman Kodak Co.	108,900	2,589,642
Family Dollar Stores, Inc.	58,900	1,438,927
Federated Department Stores, Inc.	209,800	7,678,680
#Ford Motor Co.	711,500	4,930,695
Fortune Brands, Inc.	55,600	3,948,156
#Gannett Co., Inc.	90,200	5,044,886
#Gap, Inc.	208,600	3,629,640
#General Motors Corp.	214,500	6,389,955
Genuine Parts Co.	65,500	2,728,730
*#Goodyear Tire & Rubber Co.	67,200	745,920
#H&R Block, Inc.	124,600	2,972,956
#Harley-Davidson, Inc.	101,900	5,593,291
Harman International Industries, Inc.	25,400	2,168,398
#Harrah’s Entertainment, Inc.	70,100	4,989,718
Hasbro, Inc.	65,300	1,182,583
#Hilton Hotels Corp.	125,500	3,549,140
#Home Depot, Inc.	784,000	28,059,360
#Horton (D.R.), Inc.	103,200	2,458,224
International Game Technology	128,600	4,879,084
*#Interpublic Group of Companies, Inc.	165,500	1,381,925
Johnson Controls, Inc.	73,900	6,076,058
Jones Apparel Group, Inc.	42,700	1,357,433
#KB Home	28,600	1,311,310
*Kohl’s Corp.	129,100	7,632,392
Leggett & Platt, Inc.	69,100	1,726,118
#Lennar Corp. Class A	52,900	2,347,173
Limited Brands, Inc.	130,100	3,329,259
Liz Claiborne, Inc.	39,600	1,467,576
#Lowe’s Companies, Inc.	294,300	17,855,181
Marriott International, Inc. Class A	124,000	4,726,880
Mattel, Inc.	147,700	2,438,527
McDonald’s Corp.	472,600	15,879,360
McGraw-Hill Companies, Inc.	135,700	6,816,211
Meredith Corp.	16,000	792,640
Newell Rubbermaid, Inc.	105,000	2,712,150
News Corp. Class A	897,200	17,208,296
#NIKE, Inc. Class B	71,600	5,799,600
Nordstrom, Inc.	81,700	2,982,050
*Office Depot, Inc.	109,100	4,145,800
OfficeMax, Inc.	27,000	1,100,250

	June 30, 2006
	(Unaudited)
	Shares	Value†

Omnicom Group, Inc.	64,700	$5,764,123
#Penney (J.C.) Co., Inc.	89,100	6,015,141
#Pulte Homes, Inc.	80,800	2,326,232
RadioShack Corp.	51,300	718,200
Scripps (E.W.) Co.	32,300	1,393,422
*Sears Holdings Corp.	36,800	5,698,112
#Sherwin-Williams Co.	42,300	2,008,404
Snap-On, Inc.	22,000	889,240
#Staples, Inc.	276,200	6,717,184
*#Starbucks Corp.	291,100	10,991,936
*Starwood Hotels & Resorts Worldwide, Inc.	82,400	4,972,016
#Target Corp.	327,500	16,004,925
#The New York Times Co. Class A	54,900	1,347,246
#The Stanley Works	26,800	1,265,496
#The TJX Companies, Inc.	173,300	3,961,638
Tiffany & Co.	53,300	1,759,966
Time Warner, Inc.	1,624,200	28,098,660
#Tribune Co.	97,600	3,165,168
*#Univision Communications, Inc. Class A	84,600	2,834,100
#V.F. Corp.	33,300	2,261,736
*Viacom, Inc. Class B	273,500	9,802,240
Wendy’s International, Inc.	44,200	2,576,418
#Whirlpool Corp.	29,600	2,446,440
Yum! Brands, Inc.	103,100	5,182,837

Total Consumer Discretionary		444,353,717

Consumer Staples — (7.3%)
Alberto-Culver Co. Class B	28,800	1,403,136
Altria Group, Inc.	792,000	58,156,560
Anheuser-Busch Companies, Inc.	293,100	13,362,429
#Archer-Daniels-Midland Co.	248,200	10,245,696
Avon Products, Inc.	170,800	5,294,800
Brown-Forman Corp. Class B	31,500	2,258,235
Campbell Soup Co.	70,300	2,608,833
Clorox Co.	57,200	3,487,484
Coca-Cola Co.	777,400	33,443,748
Coca-Cola Enterprises, Inc.	115,100	2,344,587
Colgate-Palmolive Co.	195,200	11,692,480
ConAgra, Inc.	197,000	4,355,670
*Constellation Brands, Inc. Class A	75,400	1,885,000
#Costco Wholesale Corp.	178,700	10,209,131
CVS Corp.	310,400	9,529,280
*Dean Foods Co.	51,600	1,919,004
Estee Lauder Companies, Inc.	45,100	1,744,017
General Mills, Inc.	135,000	6,974,100
Heinz (H.J.) Co.	127,100	5,239,062
#Kellogg Co.	92,500	4,479,775
#Kimberly-Clark Corp.	174,400	10,760,480
McCormick & Co., Inc.	50,200	1,684,210
Molson Coors Brewing Co.	21,800	1,479,784
#Pepsi Bottling Group, Inc.	50,900	1,636,435
PepsiCo, Inc.	626,800	37,633,072
Procter & Gamble Co.	1,244,600	69,199,760
#Reynolds American, Inc.	32,500	3,747,250
#Safeway, Inc.	170,700	4,438,200
Sara Lee Corp.	288,300	4,618,566
Supervalu, Inc.	77,600	2,382,320
#Sysco Corp.	234,600	7,169,376
The Hershey Co.	67,400	3,711,718
The Kroger Co.	274,400	5,998,384
Tyson Foods, Inc. Class A	95,600	1,420,616
UST, Inc.	61,200	2,765,628
#Walgreen Co.	383,100	17,178,204

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2006
	(Unaudited)
	Shares	Value†

#Wal-Mart Stores, Inc.	948,400	$45,684,428
#Whole Foods Market, Inc.	53,100	3,432,384
Wrigley (Wm.) Jr. Co.	84,200	3,819,312

Total Consumer Staples		419,393,154

Energy — (7.7%)
#Anadarko Petroleum Corp.	173,900	8,293,291
#Apache Corp.	125,300	8,551,725
Baker Hughes, Inc.	129,200	10,575,020
BJ Services Co.	121,900	4,541,994
#Chesapeake Energy Corp.	146,900	4,443,725
#Chevron Corp.	840,700	52,173,842
ConocoPhillips	626,100	41,028,333
#Devon Energy Corp.	166,900	10,082,429
El Paso Corp.	263,900	3,958,500
#EOG Resources, Inc.	92,000	6,379,280
#Exxon Mobil Corp.	2,294,800	140,785,980
#Halliburton Co.	195,800	14,530,318
Hess Corp.	91,500	4,835,775
#Kerr-McGee Corp.	86,100	5,971,035
Kinder Morgan, Inc.	39,500	3,945,655
Marathon Oil Corp.	137,500	11,453,750
#Murphy Oil Corp.	63,000	3,519,180
*#Nabors Industries, Ltd.	117,700	3,977,083
*#National-Oilwell, Inc.	66,400	4,204,448
#Noble Corp.	52,300	3,892,166
#Occidental Petroleum Corp.	162,400	16,654,120
#Rowan Companies, Inc.	41,800	1,487,662
#Schlumberger, Ltd.	447,500	29,136,725
#Sunoco, Inc.	50,300	3,485,287
#The Williams Companies, Inc.	225,700	5,272,352
*#Transocean, Inc.	123,200	9,895,424
#Valero Energy Corp.	233,400	15,525,768
*Weatherford International, Ltd.	132,200	6,559,764
#XTO Energy, Inc.	138,100	6,113,687

Total Energy		441,274,318

Financials — (15.5%)
Ace, Ltd.	123,300	6,237,747
AFLAC, Inc.	189,100	8,764,785
Allstate Corp.	241,000	13,189,930
#AMBAC Financial Group, Inc.	40,100	3,252,110
#American Express Co.	468,000	24,906,960
#American International Group, Inc.	985,200	58,176,060
Ameriprise Financial, Inc.	92,700	4,140,909
AmSouth Bancorporation	131,300	3,472,885
#AON Corp.	120,900	4,209,738
Bank of America Corp.	1,730,900	83,256,290
Bank of New York Co., Inc.	292,700	9,424,940
#BB&T Corp.	208,600	8,675,674
#Bear Stearns Companies, Inc.	45,700	6,401,656
#Capital One Financial Corp.	114,900	9,818,205
Chubb Corp.	157,400	7,854,260
Cincinnati Financial Corp.	65,700	3,088,557
CIT Group, Inc.	75,600	3,953,124
#Citigroup, Inc.	1,885,500	90,956,520
Comerica, Inc.	61,600	3,202,584
Commerce Bancorp, Inc.	69,900	2,493,333
#Compass Bancshares, Inc.	49,000	2,724,400
#Countrywide Financial Corp.	230,500	8,777,440
*#E*TRADE Financial Corp.	161,700	3,689,994
Federal Home Loan Mortgage Corporation	262,100	14,942,321
Federal National Mortgage Association	367,100	17,657,510

	June 30, 2006
	(Unaudited)
	Shares	Value†

Federated Investors, Inc.	32,000	$1,008,000
#Fifth Third Bancorp	211,100	7,800,145
#First Horizon National Corp.	46,700	1,877,340
Franklin Resources, Inc.	58,200	5,052,342
#Genworth Financial, Inc.	138,400	4,821,856
Golden West Financial Corp.	97,100	7,204,820
#Hartford Financial Services Group, Inc.	115,000	9,729,000
Huntington Bancshares, Inc.	93,000	2,192,940
#Janus Capital Group, Inc.	80,300	1,437,370
#JPMorgan Chase & Co.	1,317,900	55,351,800
#KeyCorp	153,300	5,469,744
#Legg Mason, Inc.	50,100	4,985,952
#Lehman Brothers Holdings, Inc.	203,100	13,231,965
Lincoln National Corp.	108,900	6,146,316
Loews Corp.	154,000	5,459,300
M&T Bank Corp.	29,900	3,525,808
Marsh & McLennan Companies, Inc.	208,400	5,603,876
#Marshall & Ilsley Corp.	85,500	3,910,770
#MBIA, Inc.	51,100	2,991,905
Mellon Financial Corp.	156,900	5,402,067
Merrill Lynch & Co., Inc.	350,500	24,380,780
MetLife, Inc.	287,700	14,733,117
#MGIC Investment Corp.	33,200	2,158,000
Moody’s Corp.	92,700	5,048,442
Morgan Stanley	406,300	25,682,223
#National City Corp.	205,800	7,447,902
North Fork Bancorporation, Inc.	176,400	5,321,988
Northern Trust Corp.	70,300	3,887,590
#PNC Financial Services Group	112,300	7,880,091
#Principal Financial Group, Inc.	105,100	5,848,815
Progressive Corp.	296,800	7,630,728
Prudential Financial, Inc.	186,600	14,498,820
Regions Financial Corp.	173,000	5,729,760
SAFECO Corp.	45,200	2,547,020
Schwab (Charles) Corp.	391,300	6,252,974
SLM Corp.	155,800	8,244,936
Sovereign Bancorp, Inc.	142,700	2,898,237
#State Street Corp.	126,100	7,325,149
SunTrust Banks, Inc.	137,900	10,516,254
Synovus Financial Corp.	122,400	3,277,872
T. Rowe Price Group, Inc.	100,800	3,811,248
The Goldman Sachs Group, Inc.	163,900	24,655,477
The St. Paul Travelers Companies, Inc.	264,100	11,773,578
#Torchmark Corp.	38,100	2,313,432
#U.S. Bancorp	675,100	20,847,088
#UnumProvident Corp.	113,600	2,059,568
#Wachovia Corp.	610,100	32,994,208
#Washington Mutual, Inc.	364,400	16,609,352
#Wells Fargo & Co.	637,200	42,743,376
#XL Capital, Ltd.	68,400	4,192,920
Zions Bancorporation	40,200	3,133,188

Total Financials		892,915,381

Health Care — (9.3%)
#Abbott Laboratories	578,900	25,245,829
Aetna, Inc.	215,100	8,588,943
#Allergan, Inc.	57,900	6,210,354
AmerisourceBergen Corp.	79,600	3,336,832
*#Amgen, Inc.	447,300	29,177,379
#Applera Corp. — Applied Biosystems Group	70,200	2,270,970
Bard (C.R.), Inc.	39,300	2,879,118
*Barr Laboratories, Inc.	40,300	1,921,907
#Bausch & Lomb, Inc.	20,400	1,000,416

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2006
	(Unaudited)
	Shares	Value†

Baxter International, Inc.	248,400	$9,131,184
#Becton Dickinson & Co.	93,800	5,733,994
*Biogen Idec, Inc.	130,400	6,041,432
Biomet, Inc.	93,300	2,919,357
*Boston Scientific Corp.	460,900	7,761,556
#Bristol-Myers Squibb Co.	745,800	19,286,388
#Cardinal Health, Inc.	158,400	10,189,872
#Caremark Rx, Inc.	167,800	8,368,186
Cigna Corp.	45,400	4,472,354
*Coventry Health Care, Inc.	60,900	3,345,846
Eli Lilly & Co.	428,600	23,688,722
*Express Scripts, Inc.	55,800	4,003,092
*Fisher Scientific International, Inc.	47,100	3,440,655
*Forest Laboratories, Inc.	123,600	4,782,084
*#Genzyme Corp.	98,700	6,025,635
*Gilead Sciences, Inc.	172,600	10,211,016
HCA, Inc.	154,800	6,679,620
#Health Management Associates, Inc.	91,300	1,799,523
*Hospira, Inc.	59,200	2,542,048
*Humana, Inc.	62,400	3,350,880
IMS Health, Inc.	75,700	2,032,545
Johnson & Johnson	1,123,100	67,296,152
*King Pharmaceuticals, Inc.	91,900	1,562,300
*#Laboratory Corp. of America Holdings	47,300	2,943,479
Manor Care, Inc.	30,000	1,407,600
McKesson Corp.	115,400	5,456,112
*Medco Health Solutions, Inc.	114,400	6,552,832
*#Medimmune, Inc.	94,400	2,558,240
Medtronic, Inc.	457,800	21,479,976
#Merck & Co., Inc.	827,800	30,156,754
*#Millipore Corp.	20,200	1,272,398
Mylan Laboratories, Inc.	79,700	1,594,000
*Patterson Companies, Inc.	52,600	1,837,318
PerkinElmer, Inc.	48,000	1,003,200
Pfizer, Inc.	2,779,200	65,227,824
Quest Diagnostics, Inc.	61,600	3,691,072
#Schering-Plough Corp.	561,700	10,689,151
*St. Jude Medical, Inc.	136,900	4,438,298
Stryker Corp.	110,900	4,669,999
*#Tenet Healthcare Corp.	178,500	1,245,930
*#Thermo Electron Corp.	62,100	2,250,504
UnitedHealth Group, Inc.	510,900	22,878,102
*Waters Corp.	39,300	1,744,920
*Watson Pharmaceuticals, Inc.	38,700	900,936
*WellPoint, Inc.	241,800	17,595,786
Wyeth	510,500	22,671,305
*#Zimmer Holdings, Inc.	94,100	5,337,352

Total Health Care		534,899,277

Industrials — (8.8%)
#3M Co.	286,000	23,100,220
*#Allied Waste Industries, Inc.	91,700	1,041,712
American Power Conversion Corp.	64,300	1,253,207
#American Standard Companies, Inc.	67,100	2,903,417
#Avery Dennison Corp.	41,600	2,415,296
Boeing Co.	303,300	24,843,303
Burlington Northern Santa Fe Corp.	138,300	10,960,275
#Caterpillar, Inc.	254,000	18,917,920
#Cendant Corp.	379,400	6,180,426
#Cintas Corp.	52,300	2,079,448
Cooper Industries, Ltd.	35,000	3,252,200
CSX Corp.	84,000	5,916,960
#Cummins, Inc.	17,600	2,151,600
#Danaher Corp.	89,500	5,756,640

	June 30, 2006
	(Unaudited)
	Shares	Value†

#Deere & Co.	89,000	$7,430,610
#Donnelley (R.R.) & Sons Co.	82,000	2,619,900
Dover Corp.	77,300	3,820,939
Eaton Corp.	57,000	4,297,800
Emerson Electric Co.	155,700	13,049,217
Equifax, Inc.	48,800	1,675,792
FedEx Corp.	115,700	13,520,702
#Fluor Corp.	33,200	3,085,276
General Dynamics Corp.	153,100	10,021,926
#General Electric Co.	3,944,000	129,994,240
Goodrich (B.F.) Co.	47,000	1,893,630
#Honeywell International, Inc.	314,000	12,654,200
#Illinois Tool Works, Inc.	157,100	7,462,250
#Ingersoll-Rand Co., Ltd. Class A	124,800	5,338,944
ITT Industries, Inc.	70,200	3,474,900
L-3 Communications Holdings, Inc.	46,300	3,491,946
#Lockheed Martin Corp.	134,300	9,634,682
Masco Corp.	150,700	4,466,748
*Monster Worldwide, Inc.	48,700	2,077,542
*Navistar International Corp.	23,400	575,874
Norfolk Southern Corp.	157,300	8,371,506
#Northrop Grumman Corp.	130,400	8,353,424
#Paccar, Inc.	63,200	5,206,416
Pall Corp.	47,300	1,324,400
Parker Hannifin Corp.	45,600	3,538,560
Pitney Bowes, Inc.	84,200	3,477,460
Raytheon Co.	169,200	7,541,244
Robert Half International, Inc.	65,200	2,738,400
Rockwell Automation, Inc.	67,300	4,846,273
Rockwell Collins, Inc.	64,900	3,625,963
#Ryder System, Inc.	23,100	1,349,733
#Southwest Airlines Co.	267,900	4,385,523
Textron, Inc.	49,300	4,544,474
Tyco International, Ltd.	772,500	21,243,750
Union Pacific Corp.	102,000	9,481,920
United Parcel Service, Inc.	411,400	33,870,562
United Technologies Corp.	383,400	24,315,228
W.W. Grainger, Inc.	28,900	2,174,147
#Waste Management, Inc.	206,800	7,419,984

Total Industrials		509,168,709

Information Technology — (11.2%)
*#ADC Telecommunications, Inc.	44,500	750,270
*Adobe Systems, Inc.	227,100	6,894,756
*#Advanced Micro Devices, Inc.	183,600	4,483,512
*Affiliated Computer Services, Inc. Class A	45,000	2,322,450
*#Agilent Technologies, Inc.	161,500	5,096,940
*Altera Corp.	136,300	2,392,065
Analog Devices, Inc.	137,000	4,403,180
*Andrew Corp.	60,500	536,030
*#Apple Computer, Inc.	322,600	18,426,912
#Applied Materials, Inc.	593,100	9,655,668
*Autodesk, Inc.	87,900	3,029,034
Automatic Data Processing, Inc.	218,600	9,913,510
*Avaya, Inc.	155,900	1,780,378
*BMC Software, Inc.	80,700	1,928,730
*#Broadcom Corp.	173,700	5,219,685
#CA, Inc.	173,100	3,557,205
*#Ciena Corp.	222,900	1,072,149
*Cisco Sytems, Inc.	2,315,400	45,219,762
*Citrix Systems, Inc.	69,100	2,773,674
*Computer Sciences Corp.	71,200	3,448,928
*Compuware Corp.	143,100	958,770

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2006
	(Unaudited)
	Shares	Value†

*Comverse Technology, Inc.	76,600	$1,514,382
*Convergys Corp.	53,100	1,035,450
*Corning, Inc.	590,800	14,291,452
*#Dell, Inc.	861,600	21,031,656
*#eBay, Inc.	438,600	12,846,594
*#Electronic Arts, Inc.	116,100	4,996,944
#Electronic Data Systems Corp.	196,600	4,730,196
*EMC Corp.	896,900	9,838,993
#First Data Corp.	290,400	13,079,616
*#Fiserv, Inc.	66,600	3,020,976
*Freescale Semiconductor, Inc. Class B	153,900	4,524,660
*Gateway, Inc.	100,200	190,380
*#Google, Inc.	78,200	32,791,606
#Hewlett-Packard Co.	1,058,100	33,520,608
#Intel Corp.	2,206,300	41,809,385
#International Business Machines Corp.	588,100	45,177,842
*#Intuit, Inc.	64,800	3,913,272
#Jabil Circuit, Inc.	67,500	1,728,000
*JDS Uniphase Corp.	639,100	1,616,923
*Juniper Networks, Inc.	214,600	3,431,454
#KLA-Tencor Corp.	75,500	3,138,535
*Lexmark International, Inc.	39,900	2,227,617
#Linear Technology Corp.	115,200	3,858,048
*#LSI Logic Corp.	150,500	1,346,975
*Lucent Technologies, Inc.	1,699,200	4,112,064
Maxim Integrated Products, Inc.	121,600	3,904,576
*Micron Technology, Inc.	275,000	4,141,500
#Microsoft Corp.	3,327,500	77,530,750
#Molex, Inc.	53,800	1,806,066
#Motorola, Inc.	936,800	18,876,520
National Semiconductor Corp.	128,100	3,055,185
*#NCR Corp.	69,000	2,528,160
*#Network Appliance, Inc.	141,900	5,009,070
*Novell, Inc.	128,600	852,618
*Novellus Systems, Inc.	48,300	1,193,010
*Nvidia Corp.	133,700	2,846,473
*#Oracle Corp.	1,477,100	21,403,179
*Parametric Technology Corp.	42,300	537,633
Paychex, Inc.	126,800	4,942,664
*#PMC-Sierra, Inc.	78,300	736,020
*QLogic Corp.	61,200	1,055,088
#Qualcomm, Inc.	635,800	25,476,506
Sabre Holdings Corp.	50,300	1,106,600
*#Sandisk Corp.	74,100	3,777,618
*Sanmina-SCI Corp.	202,100	929,660
*Solectron Corp.	346,800	1,186,056
*Sun Microsystems, Inc.	1,326,700	5,505,805
*#Symantec Corp.	392,600	6,101,004
#Symbol Technologies, Inc.	96,200	1,037,998
Tektronix, Inc.	31,700	932,614
*Tellabs, Inc.	170,000	2,262,700
*#Teradyne, Inc.	75,200	1,047,536
#Texas Instruments, Inc.	591,000	17,901,390
*Unisys Corp.	130,100	817,028
*VeriSign, Inc.	93,000	2,154,810
*#Xerox Corp.	348,300	4,844,853
Xilinx, Inc.	130,300	2,951,295
*#Yahoo!, Inc.	475,600	15,694,800

Total Information Technology		647,784,021

Materials — (2.3%)
Air Products & Chemicals, Inc.	85,000	5,433,200
Alcoa, Inc.	330,000	10,678,800
Allegheny Technologies, Inc.	33,100	2,291,844

	June 30, 2006
	(Unaudited)
	Shares	Value†

#Ashland, Inc.	27,000	$1,800,900
#Ball Corp.	39,700	1,470,488
Bemis Co., Inc.	39,800	1,218,676
Dow Chemical Co.	364,800	14,238,144
#DuPont (E.I.) de Nemours & Co., Inc.	349,400	14,535,040
#Eastman Chemical Co.	31,000	1,674,000
Ecolab, Inc.	69,100	2,804,078
#Freeport-McMoRan Copper & Gold, Inc. Class B	71,500	3,961,815
*Hercules, Inc.	43,100	657,706
International Flavors & Fragrances, Inc.	30,000	1,057,200
#International Paper Co.	187,000	6,040,100
Louisiana-Pacific Corp.	40,300	882,570
MeadWestavco Corp.	68,700	1,918,791
Monsanto Co.	102,600	8,637,894
Newmont Mining Corp.	170,300	9,013,979
#Nucor Corp.	118,200	6,412,350
*Pactiv Corp.	53,500	1,324,125
#Phelps Dodge Corp.	77,300	6,350,968
PPG Industries, Inc.	62,800	4,144,800
#Praxair, Inc.	122,600	6,620,400
#Rohm & Haas Co.	55,100	2,761,612
Sealed Air Corp.	30,900	1,609,272
Sigma-Aldrich Corp.	25,400	1,845,056
Temple-Inland, Inc.	41,900	1,796,253
United States Steel Corp.	41,300	2,895,956
Vulcan Materials Co.	38,200	2,979,600
#Weyerhaeuser Co.	93,400	5,814,150

Total Materials		132,869,767

Real Estate Investment Trusts — (0.7%)
Apartment Investment & Management Co. Class A	36,900	1,603,305
Archstone-Smith Trust	81,100	4,125,557
#Boston Properties, Inc.	34,600	3,127,840
#Equity Office Properties Trust	138,900	5,071,239
#Equity Residential	110,500	4,942,665
#Kimco Realty Corp.	80,300	2,930,147
#Plum Creek Timber Co., Inc.	69,900	2,481,450
ProLogis	92,900	4,841,948
#Public Storage, Inc.	31,400	2,383,260
Simon Property Group, Inc.	69,500	5,764,330
#Vornado Realty Trust	45,100	4,399,505

Total Real Estate Investment Trusts		41,671,246

Telecommunication Services — (2.5%)
Alltel Corp.	147,600	9,421,308
#AT&T, Inc.	1,474,700	41,129,383
#BellSouth Corp.	686,100	24,836,820
CenturyTel, Inc.	44,100	1,638,315
Citizens Communications Co.	123,300	1,609,065
*Embarq Corp.	56,500	2,315,935
*#Qwest Communications International, Inc.	593,700	4,803,033
#Sprint Nextel Corp.	1,129,900	22,586,701
#Verizon Communications, Inc.	1,106,500	37,056,685

Total Telecommunication Services		145,397,245

Utilities — (2.6%)
*#AES Corp.	249,700	4,606,965
*Allegheny Energy, Inc.	62,000	2,298,340
#Ameren Corp.	77,900	3,933,950
American Electric Power Co., Inc.	149,400	5,116,950
CenterPoint Energy, Inc.	118,100	1,476,250
*#CMS Energy Corp.	83,900	1,085,666

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2006
	(Unaudited)
	Shares	Value†

Consolidated Edison, Inc.	93,200	$4,141,808
Constellation Energy Group	67,900	3,701,908
Dominion Resources, Inc.	131,800	9,857,322
#DTE Energy Co.	67,400	2,745,876
#Duke Energy Corp.	468,400	13,756,908
*Dynegy, Inc.	140,000	765,800
Edison International	123,600	4,820,400
Entergy Corp.	78,900	5,582,175
Exelon Corp.	253,600	14,412,088
FirstEnergy Corp.	125,100	6,781,671
#FPL Group, Inc.	153,300	6,343,554
#KeySpan Corp.	66,400	2,682,560
#Nicor, Inc.	16,800	697,200
#NiSource, Inc.	103,400	2,258,256
#Peoples Energy Corp.	14,600	524,286
#PG&E Corp.	131,700	5,173,176
Pinnacle West Capital Corp.	37,600	1,500,616
#PPL Corp.	144,300	4,660,890
#Progress Energy, Inc.	95,900	4,111,233
Public Service Enterprise Group, Inc.	95,400	6,307,848
Sempra Energy	98,300	4,470,684
#Southern Co.	281,500	9,022,075
TECO Energy, Inc.	79,200	1,183,248
TXU Corp.	175,400	10,487,166
#Xcel Energy, Inc.	153,800	2,949,884

Total Utilities		147,456,753

TOTAL COMMON STOCKS		4,357,183,588

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (24.4%)
<Repurchase Agreement, Merrill Lynch Triparty Repo 5.25%, 07/03/06 (Collateralized by $766,523,451 FHLMC, rates ranging from 3.50% to 8.00%, maturities ranging from 12/01/08 to 07/01/36 & FNMA, rates ranging from 4.00% to 9.00%, maturities ranging from 05/01/13 to 06/01/36, valued at $489,397,577) to be repurchased at $475,348,471	$475,141	$475,140,597
<Repurchase Agreement, Morgan Stanley Triparty Repo 5.25%, 07/03/06 (Collateralized by $891,050,000 FNMA, rates ranging from 2.32% to 6.03%, maturities ranging from 09/25/06 to 12/14/29, valued at $865,711,379) to be repurchased at $840,367,500	840,000	840,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 5.02%, 07/03/06 (Collateralized by $93,074,000 FHLMC 4.00%, 09/22/09, valued at $89,700,068) to be repurchased at $88,410,970	$88,374	$88,374,000

TOTAL TEMPORARY CASH INVESTMENTS		1,403,514,597

TOTAL INVESTMENTS—(100.0%)
††(Cost $4,597,507,251)		$5,760,698,185

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
<	Security purchased with cash proceeds from Securities on Loan.
††	The cost for federal income tax purposes is $4,773,818,644.
Investment	Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Organizational	Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. At June 30, 2006, the Trust consisted of twenty-one investment portfolios, of which The U.S. Large Company Series is presented in this filing.

Security	Valuation Note

Securities held by The U.S. Large Company Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by The U.S. Large Company Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, The U.S. Large Company Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have significant effect on the value of an investment (as determined in the discretion on the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by The U.S. Large Company Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          BLACKROCK EXCHANGE PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                               NUMBER
                                              OF SHARES         VALUE
                                           --------------   --------------
COMMON STOCKS - 100.1%
Aerospace - 6.0%
  The Boeing Co.                                  131,800   $   10,795,738
  General Dynamics Corp.                           93,000        6,087,780
                                                            --------------
                                                                16,883,518
                                                            --------------
Banks - 1.8%
  J.P. Morgan Chase & Co., Inc.                   124,728        5,238,576
                                                            --------------
Beverages & Bottling - 4.4%
  Anheuser-Busch Cos., Inc.                       192,315        8,767,641
  The Coca-Cola Co.                                87,735        3,774,360
                                                            --------------
                                                                12,542,001
                                                            --------------
Computer & Office Equipment - 7.8%
  Dell, Inc.(b)(c)                                155,183        3,788,017
  Hewlett-Packard Co.                             349,270       11,064,874
  International Business Machines Corp.(c)         92,371        7,095,940
                                                            --------------
                                                                21,948,831
                                                            --------------
Computer Software & Services - 7.5%
  First Data Corp.                                266,480       12,002,259
  Microsoft Corp.                                 399,890        9,317,437
                                                            --------------
                                                                21,319,696
                                                            --------------
Conglomerates - 4.0%
  Berkshire Hathaway, Inc. - Class B(b)(c)          3,687       11,219,541
                                                            --------------
Electronics - 1.7%
  Agilent Technologies, Inc.(b)                    29,749          938,878
  Intel Corp.(c)                                  200,000        3,790,000
                                                            --------------
                                                                 4,728,878
                                                            --------------
Finance - 11.1%
  American Express Co.                            305,626       16,265,416
  Ameriprise Financial, Inc.                       61,125        2,730,454
  SLM Corp.(c)                                    233,200       12,340,944
                                                            --------------
                                                                31,336,814
                                                            --------------
Food & Agriculture - 0.2%
  General Mills, Inc.(c)                            8,497          438,955
                                                            --------------
Insurance - 2.0%
  American International Group, Inc.(c)            94,900        5,603,845
                                                            --------------
Machinery & Heavy Equipment - 3.3%
  Caterpillar, Inc.                               124,256        9,254,587
                                                            --------------
Manufacturing - 4.0%
  General Electric Co.                            344,970       11,370,211
                                                            --------------
Medical & Medical Services - 3.6%
  Medco Health Solutions, Inc.(b)(c)               11,124          637,183
  Millipore Corp.(b)(c)                           150,000        9,448,500
                                                            --------------
                                                                10,085,683
                                                            --------------
Medical Instruments & Supplies - 3.6%
  Johnson & Johnson                               124,195        7,441,764
  Medtronic, Inc.(c)                               60,000        2,815,200
                                                            --------------
                                                                10,256,964
                                                            --------------
Oil & Gas - 15.1%
  BP PLC - ADR                                    131,321        9,141,255
  Exxon Mobil Corp.                               288,728       17,713,463
  Schlumberger Ltd.(c)                            218,476       14,224,972
  Transocean, Inc.(b)(c)                           21,148        1,698,607
                                                            --------------
                                                                42,778,297
                                                            --------------

                                               NUMBER
                                              OF SHARES         VALUE
                                           --------------   --------------
COMMON STOCKS (Continued)
Pharmaceuticals - 9.2%
  AstraZeneca PLC                                  76,000   $    4,546,320
  Merck & Co., Inc.(c)                             83,999        3,060,084
  Novartis AG                                     185,384        9,995,905
  Pfizer, Inc.                                     89,719        2,105,705
  Wyeth                                           145,544        6,463,609
                                                            --------------
                                                                26,171,623
                                                            --------------
Retail Merchandising - 6.9%
  Target Corp.(c)                                 248,429       12,140,725
  Wal-Mart Stores, Inc.                           154,700        7,451,899
                                                            --------------
                                                                19,592,624
                                                            --------------
Soaps & Cosmetics - 4.8%
  The Procter & Gamble Co.(c)                     246,400       13,699,840
                                                            --------------
Telecommunications - 1.1%
  Vodafone Group PLC - SP ADR(c)                  145,252        3,093,868
                                                            --------------
Tobacco - 2.0%
  Altria Group, Inc.(c)                            77,000        5,654,110
                                                            --------------
TOTAL COMMON STOCKS
  (Cost $83,276,717)                                           283,218,462
                                                            --------------

TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL AND
  INVESTMENT IN AFFILIATE - 100.1%
  (Cost $83,276,717)                                           283,218,462
                                                            --------------

                                                 PAR
                          MATURITY              (000)
                         ----------        --------------
SECURITIES LENDING COLLATERAL - 13.6%
  Bank of America, Master Notes
    5.38%(d)(e)          07/03/06                   8,012        8,012,411
  Bank of Nova Scotia, Certificate
    of Deposit
    5.30%(e)             08/08/06                  12,838       12,838,337
  Merrill Lynch, Floating Rate Notes
    5.15%(d)(e)          07/14/06                   6,818        6,817,931
  Merrill Lynch, Master Notes
    5.41%(e)             07/03/06                   1,431        1,430,653
  Morgan Stanley, Floating Rate Notes
    5.37%(d)(e)          07/03/06                   9,285        9,285,492
                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $38,384,824)                                           38,384,824
                                                            --------------

                                               NUMBER
                                              OF SHARES
                                           --------------

INVESTMENT IN AFFILIATE - 15.9%
  Institutional Money Market Trust(e)
  (Cost $44,940,054)                           44,940,054       44,940,054
                                                            --------------

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                    BLACKROCK EXCHANGE PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                VALUE
                                           --------------
TOTAL INVESTMENTS IN SECURITIES - 129.6%
  (Cost $166,601,595(a))                   $  366,543,340

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (29.5)%                (83,324,878)

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.1)%                                (333,970)
                                           --------------
TOTAL NET ASSETS - 100%                    $  282,884,492
                                           ==============

----------
(a)  Cost for federal income tax purposes is $160,840,838. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation        $  210,031,864
      Gross unrealized depreciation            (4,329,362)
                                           --------------
                                           $  205,702,502
                                           ==============

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Rates shown are the rates as of June 30, 2006.
(e)  Securities purchased with the cash proceeds from securities loaned.

                     KEY TO INVESTMENT ABBREVIATIONS

     ADR  American Depositary Receipts
     PLC  Public Limited Co.
     SP   Sponsored

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
CERTIFICATES OF DEPOSIT - 19.4%
Domestic - 3.8%
  Washington Mutual Bank FA (A-1+, P-1)
    5.31%                                              08/03/06          $49,575         $49,575,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.80%                                              01/16/07            6,500           6,500,685

                                                                                         -----------
                                                                                          56,075,685
                                                                                         -----------
Yankee - 15.6%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                           10/19/06           15,000          15,000,000
  Credit Suisse Group, New York (A-1, P-1)
    5.08%(b)                                           07/10/06           56,000          56,000,000
  Depfa Bank PLC, New York (A-1+, P-1)
    4.52%(b)                                           10/16/06           16,000          16,000,000
  Natexis Banque Populaires, New York (A-1, P-1)
    4.56%(b)                                           07/31/06           50,000          49,810,208
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                           10/20/06            9,100           9,100,067
    4.81%(b)                                           01/16/07           15,270          15,270,000
    4.87%(b)                                           02/02/07           29,600          29,600,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                           12/06/06           15,000          15,000,000
  Toronto Dominion Bank, New York (A-1, P-1)
    5.30%(b)                                           09/15/06           25,000          24,995,928

                                                                                         -----------
                                                                                         230,776,203
                                                                                         -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $286,851,888)                                                                    286,851,888
                                                                                         -----------
COMMERCIAL PAPER - 49.2%
Asset Backed Securities - 36.7%
  Atlantis One Funding Corp. (A-1+, P-1)
    5.28%                                              08/03/06           30,000          29,854,800
  Atomium Funding Corp. (A-1, P-1)
    5.30%                                              08/08/06           13,181          13,107,260
  Beethoven Funding Corp. (A-1, P-1)
    5.28%                                              07/31/06           22,950          22,849,020
    5.32%                                              08/04/06           22,467          22,354,116
    5.34%(c)                                           08/08/06           16,557          16,463,674
  Brahms Funding Corp. (A-1, P-1)
    5.10%                                              07/05/06           23,022          23,008,954
  CC USA, Inc. (A-1+, P-1)
    5.26%                                              07/28/06           34,610          34,473,463
  Check Point Charlie, Inc. (P-1, F1+)
    5.32%                                              07/24/06            3,887           3,873,788
    5.33%                                              07/25/06           17,605          17,542,444
    5.33%                                              07/27/06           17,025          16,959,463
  Cullinan Finance Corp. (A-1+, P-1)
    5.28%                                              08/08/06           20,329          20,215,700
  Dakota Notes Program (A-1, P-1)
    5.30%                                              07/26/06            6,600           6,575,708
    5.28%                                              08/01/06           46,000          45,790,853
  Giro Funding U.S. Corp. (A-1, P-1)
    5.31%                                              07/27/06           41,850          41,689,505
    5.32%                                              08/03/06           34,100          33,933,706
  Lexington Parker Capital Co. (A-1, F1)
    5.28%(c)                                           07/17/06           75,000          74,824,000
  Liberty Street Funding Corp. (A-1, P-1)
    5.29%                                              07/26/06           28,000          27,897,139
  Sedna Finance, Inc. (A-1+, P-1)
    5.32%                                              08/01/06           32,058          31,911,139

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (Continued)
  Solitaire Funding LLC (A-1+, P-1)
    5.26%                                              07/21/06          $50,000         $49,853,889
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    5.30%(c)                                           07/07/06            7,600           7,593,287

                                                                                         -----------
                                                                                         540,771,908
                                                                                         -----------
Banks - 10.0%
  Banco Bilbao Vizcaya, Argentina (A-1, P-1)
    5.32%                                              07/28/06           24,750          24,651,247
  Deutsche Bank Financial LLC (A-1+, P-1)
    5.28%                                              07/03/06           70,000          69,979,467
  Norddeutsche Landesbank (A-1, P-1)
    5.31%                                              09/15/06           54,400          53,790,176

                                                                                         -----------
                                                                                         148,420,890
                                                                                         -----------
Insurance Carriers NEC - 2.5%
  MetLife, Inc. (A-1, P-1)
    5.31%                                              08/04/06           36,975          36,789,570
                                                                                         -----------
TOTAL COMMERCIAL PAPER
  (Cost $725,982,368)                                                                    725,982,368
                                                                                         -----------
MASTER NOTES - 2.4%
Security Brokers & Dealers - 2.4%
  Bank of America Securities LLC (A-1+, P-1)
    5.39%(d)                                           07/03/06           15,250          15,250,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
    5.41%                                              07/03/06           13,095          13,095,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    5.48%(d)                                           07/03/06            6,500           6,500,000
TOTAL MASTER NOTES
                                                                                         -----------
  (Cost $34,845,000)                                                                      34,845,000
                                                                                         -----------
VARIABLE RATE OBLIGATIONS - 28.1%
Asset Backed Securities - 6.2%
  Cullinan Finance Corp. (AAA, Aaa)
    5.31%(d)                                           07/25/06            5,000           4,999,003
    5.29%(d)                                           09/15/06           50,000          49,998,453
  Racers XL (A-1, P-1)
    5.31%(c)(d)                                        07/24/06           11,360          11,360,000
    5.21%(c)(d)                                        08/21/06           25,000          25,000,000

                                                                                         -----------
                                                                                          91,357,456
                                                                                         -----------
Banks - 6.1%
  HBOS Treasury Services PLC (A-1+, P-1)
    5.53%(c)(d)                                        09/25/06           65,000          65,000,000
  Westpac Banking Corp. (AA-, Aa3)(e)
    5.34%(d)                                           09/11/06           24,250          24,250,000

                                                                                         -----------
                                                                                          89,250,000
                                                                                         -----------
Life Insurance - 5.1%
  MetLife Global Funding I (AA, Aa2)
    5.44%(c)(d)                                        07/28/06           15,000          15,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    5.37%(d)(f)                                        09/01/06           60,000          60,000,000

                                                                                         -----------
                                                                                          75,000,000
                                                                                         -----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                  PAR
                                                   MATURITY      (000)        VALUE
                                                  ----------   ---------   -----------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds - 1.7%
  De Kalb County Georgia Development Authority
    University RB Series 1995B DN
    (A-1+, VMIG-1)
    5.36%(d)                                      07/07/06     $3,685      $ 3,685,000
  North Myrtle Beach South Carolina Corp. RB
    Series 2005 DN (National Bank of South
    Carolina LOC) (A-1, F-1)
    5.39%(d)                                      07/07/06      6,007        6,007,000
  South Central Texas IDRB Series 1990 DN (Bank
    One N.A. LOC) (A-1, P-1)
    5.38%(d)                                      07/07/06     14,800       14,800,000

                                                                           -----------
                                                                            24,492,000
                                                                           -----------
Security Brokers & Dealers - 6.0%
  Lehman Brothers Holdings, Inc. (A+, A1)
    5.32%(d)                                      02/23/07     39,200       39,240,343
  Merrill Lynch & Co., Inc. (A+, Aa3)
    5.42%(d)                                      07/11/06     50,000       50,000,000

                                                                           -----------
                                                                            89,240,343
                                                                           -----------
Short-Term Business Credit Institutions - 3.0%
  General Electric Capital Corp. (AAA, Aaa)
    5.35%(d)                                      07/17/06     45,000       45,000,000
                                                                           -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $414,339,799)                                                      414,339,799
                                                                           -----------
REPURCHASE AGREEMENTS - 1.0%
Morgan Stanley & Co., Inc.
    5.25%                                         07/03/06     14,349       14,349,000
    (Agreement dated 06/30/06 to
      be repurchased at
      $14,355,278, collateralized
      by $14,870,000 Federal
      Home Loan Bank Discount
      Notes due 07/07/06. The
      value of the collateral is
      $14,855,130.)

                                                                           -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,349,000)                                                        14,349,000
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES -
100.1%
  (Cost $1,476,368,055(a))                                               1,476,368,055
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.1)%                                                    (1,889,772)
                                                                         -------------
NET ASSETS - 100.0%                                                     $1,474,478,283
                                                                        ==============
-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30,
     2006, the Portfolio held 14.6% of its net assets, with a current market value of $215,240,961, in securities restricted as to resale.
(d)  Rates shown are the rates as of June 30, 2006 and maturities shown are the next interest readjustment date.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of June 30, 2006, the Portfolio held 4.1% of its net assets, with a current market value of $60,000,000, in illiquid securities.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                       MATURITY       (000)          VALUE
                                      ----------   -----------   ------------
REPURCHASE AGREEMENTS - 100.4%
Deutsche Bank Securities, Inc.
   4.50%                              07/03/06     $100,000      $100,000,000
    (Agreement dated 06/30/06 to
    be repurchased at
    $100,037,500, collateralized
    by $273,766,000 U.S.
    Treasury Strips and Strip
    Principals 6.63% due 02/15/23
    to 02/15/27. The value of the
    collateral is $102,000,146.)
Greenwich Capital Markets, Inc.
   4.50%                              07/03/06      100,000       100,000,000
    (Agreement dated 06/30/06 to
    be repurchased at
    $100,037,500, collateralized
    by $103,003,169 Resolution
    Funding Corp. Strips and Strip
    Principals Federal Home Loan
    Bank Floating Rate Notes and
    Federal National Mortgage
    Assoc. Medium Term Notes
    2.05% to 9.38% due 07/15/06
    to 04/15/30. The value
    of collateral is $103,003,169.)
J.P. Morgan Securities, Inc.
   4.50%                              07/03/06      100,000       100,000,000
    (Agreement dated 06/30/06 to
    be repurchased at
    $100,037,500, collateralized
    by $102,943,000 U.S.
    Treasury Notes 4.38% to
    4.50% due 12/31/07 to
    02/15/09. The value of the
    collateral is $102,002,919.)
Morgan Stanley & Co., Inc.
   4.50%                              07/03/06       96,431        96,431,000
    (Agreement dated 06/30/06 to
    be repurchased at
    $96,467,162, collateralized by
    $75,998,000 U.S. Treasury
    Inflation Indexed Securities
    3.38% due 01/15/07. The
    value of the collateral is
    $98,359,807.)
UBS Securities LLC
   4.58%                              07/03/06       90,000        90,000,000
    (Agreement dated 06/30/06 to
    be repurchased at
    $90,034,350, collateralized by
    $86,795,000 U.S. Treasury
    Inflation Indexed Securities
    2.00% due 01/15/14. The
    value of the collateral is
    $91,803,892.)

                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $486,431,000)                                             486,431,000
                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES -  100.4%
  (Cost $486,431,000(a))                                          486,431,000
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.4)%                                           (1,943,744)
                                                                  -----------
NET ASSETS - 100.0%                                              $484,487,256
                                                                 ============
-------------------

(a)  Aggregate cost for federal income tax purposes.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)            VALUE
                                       ----------   ------------------   ----------
MUNICIPAL BONDS - 99.3%
Alabama - 2.6%
  Alexander City Industrial Board
    IDRB Series 2000 DN
    (Southtrust Bank LOC)
    4.03%(b)                           07/07/06           $  940         $  940,000
  Geneva County Health Care
    Authority RB Series 2001 DN
    (Southtrust Bank LOC)
    3.98%(b)                           07/07/06            2,833          2,833,000
  Jefferson County GO Warrants
    Series 2001B DN (Morgan
    Guaranty Trust , Bayerische
    Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    3.96%(b)                           07/03/06            4,400          4,400,000

                                                                         ----------
                                                                          8,173,000
                                                                         ----------
Alaska - 0.7%
  Valdez Marine Terminal RB
    (Phillips Transportation, Inc.
    Project) Series 2002 MB
    (ConocoPhillips Co. Guaranty)
    (A-2, VMIG-2)
    3.77%(b)                           07/07/06            2,230          2,230,000
                                                                         ----------
Arkansas - 0.8%
  Little Rock Residential Housing
    & Public Facilities Board
    Capital Improvement RB (Park
    Systems Project) Series 2001
    DN (Bank of America N.A.
    LOC) (A-1+)
    4.07%(b)                           07/07/06            2,455          2,455,000
                                                                         ----------
California - 2.4%
  California Economic Recovery
    RB Series 2004C-21 DN
    (XLCA Insurance, Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.93%(b)                           07/07/06              500            500,000
  California Economic Recovery
    RB Series 2004C-6 DN
    (Citibank N.A. LOC)
    (A-1+, VMIG-1)
    3.88%(b)                           07/03/06            3,600          3,600,000
  California PCRB Solid Waste
    Disposal (Republic Services,
    Inc. Project) Series 2003 AMT
    DN (BBB+, Baa2)
    4.29%(b)                           07/07/06            1,000          1,000,000
  Coronado Community
    Development Agency RB
    Series 2005 ROC-RR-II-451
    DN (Citibank LOC) (A-1+)
    4.00%(b)(c)                        07/07/06              600            600,000
  Golden State Tobacco
    Securitization Corp. RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PA-1236 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    4.03%(b)(c)                        07/07/06            1,330          1,330,000

                                                            PAR
                                        MATURITY           (000)            VALUE
                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
California (Continued)
  Pleasant Valley School District of
    Ventura County GO (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN
    (MBIA Insurance, Dexia Credit
    Local SBPA) (A-1+, AAA)
    4.00%(b)(c)                        07/07/06           $  150         $  150,000
  Sacramento Municipal Utility
    District RB Series 2000A DN
    (AMBAC Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    4.00%(b)(c)                        07/03/06              300            300,000

                                                                         ----------
                                                                          7,480,000
                                                                         ----------
Colorado - 5.7%
  Colorado Education Loan
    Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                              08/07/06            2,500          2,503,241
  Colorado Health Facilities
    Authority RB (Liberty Heights
    Retirement Project) Series
    2005 PZ-82 DN (Merrill Lynch
    & Co. Guaranty) (A-1+)
    4.04%(b)(c)                        07/07/06            7,000          7,000,000
  Colorado Highway Authority RB
    (E-470 Project) Series
    2006Z-9 DN (MBIA Insurance,
    Goldman Sachs Liquidity
    Facility) (AAA, F-1+)
    4.04%(b)(c)                        07/07/06            2,906          2,906,000
  Colorado Housing & Finance
    Authority RB (Single Family
    Mortgage Project) Series 2005
    AMT MB (Trinity Funding
    Guaranty) (SP-1+, MIG-1)
    2.80%                              07/05/06            2,000          2,000,000
  Denver Urban Renewal Authority
    Tax Increment RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN
    (Lloyds Bank SBPA)
    (A-1, AA-)
    4.06%(b)(c)                        07/07/06            1,500          1,500,000
  Sterling Park Colorado Project
    RB Certificate Series 2006-6
    AMT DN (AIG Retirement
    Services Liquidity Facilities)
    4.22%(b)                           07/07/06            1,820          1,820,000

                                                                         ----------
                                                                         17,729,241
                                                                         ----------
Delaware - 2.9%
  Delaware Economic
    Development Authority RB
    (Catholic Diocese of
    Wilmington Project) Series
    2002 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    4.05%(b)                           07/07/06            6,915          6,915,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)           VALUE
                                      ----------   ------------------   ---------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
  Delaware Economic
    Development Authority RB (St.
    Anne's Episcopal School
    Project) Series 2001 DN
    (Wilmington Trust Co. LOC)
    (A-1)
    4.05%(b)                          07/07/06           $2,000         $2,000,000

                                                                        ----------
                                                                         8,915,000
                                                                        ----------
Florida - 4.6%
  Capital Trust Multi-Family
    Agency RB(Merrill Lynch
    P-Float Trust Receipts) Series
    2006-MT-194 AMT DN(Merrill
    Lynch & Co. Guaranty)
    (AA-, F-1+)
    4.06%(b)(c)                       07/07/06            3,000          3,000,000
  Florida Housing Finance Corp.
    Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill
    Lynch Capital Services SBPA)
    (A-1)
    4.06%(b)(c)                       07/07/06            1,460          1,460,000
  Greater Orlando Aviation
    Authority RB (Special Purpose
    Cessna Aircraft Project) Series
    2001 AMT DN (Textron, Inc.
    Guaranty) (A-2, P-1)
    5.09%(b)                          07/07/06            4,000          4,000,000
  Lee County IDRB (Raymond
    Building Supply Corp. Project)
    Series 1997 AMT DN
    (SunTrust Bank LOC)
    4.11%(b)                          07/07/06            1,290          1,290,000
  Pinellas County Health Facilities
    Authority RB (Bay Care Health
    Project) Series 2003A-1 MB
    (MBIA Insured) (Aaa)
    5.00%                             11/15/06              500            503,140
  Putnam County Development
    Authority PCRB (Seminole
    Electric Co-op Project) Series
    1984H-3 MB (A-1, MIG-1)
    3.43%                             09/15/06            4,000          4,000,000

                                                                        ----------
                                                                        14,253,140
                                                                        ----------
Georgia - 2.9%
  Albany GO Series 2006 TAN
    3.35%                             12/29/06            1,000          1,000,000
  Atlanta Water & Wastewater RB
    Series 2002B DN (FSA
    Insurance,Dexia Credit Local
    SBPA) (A-1+, VMIG-1)
    3.98%(b)                          07/07/06            8,105          8,105,000

                                                                        ----------
                                                                         9,105,000
                                                                        ----------
Illinois - 6.7%
  Chicago Board of Education GO
    Series 2006Z-11 DN (FGIC
    Insurance, Goldman Sachs
    SPL Liquidity Facility)
    (AAA, F-1)
    4.04%(b)(c)                       07/07/06            3,315          3,315,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Illinois (Continued)
  Flora RB (Heritage Woods
    Project) Series 2001 AMT DN
    (Federal Home Loan Bank
    Guaranty) (A-1+)
    4.15%(b)                          07/07/06           $2,850         $2,850,000
  Harvard Multi-Family Housing
    RB (Northfield Court Project)
    Series 1999 AMT DN (LaSalle
    National Bank LOC) (A-1+)
    4.12%(b)                          07/07/06            7,350          7,350,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series
    2005PZ-44 DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    4.04%(b)(c)                       07/07/06              500            500,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance,
    Goldman Sachs Liquidity
    Facility) (F-1+)
    4.04%(b)(c)                       07/07/06            2,560          2,560,000
  Quad Cities Regional Economic
    Development Authority RB
    (Whitey's Ice Cream
    Manufacturing Project) Series
    1995 AMT DN (Bank One N.A.
    LOC)
    4.30%(b)                          07/07/06              655            655,000
  Rockford RB (Fairhaven
    Christian Center Project)
    Series 2000 DN (Bank One
    N.A. LOC)
    4.20%(b)                          07/07/06            1,510          1,510,000
  Roselle Village IDRB
    (Abrasive-Form, Inc. Project)
    Series 1995 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    4.12%(b)                          07/07/06            1,000          1,000,000
  Will County Community School
    District No. 365 GO Series
    2005 DN (FSA Insurance,
    Merrill Lynch Capital Services
    SBPA) (F-1+)
    4.04%(b)(c)                       07/07/06            1,000          1,000,000

                                                                        ----------
                                                                        20,740,000
                                                                        ----------
Indiana - 1.9%
  Dekko Foundation Educational
    Facilities RB Series 2001 DN
    (Bank One N.A. LOC)
    4.20%(b)                          07/07/06            2,500          2,500,000
  Hendricks County Industrial
    Redevelopment Commission
    Tax Increment RB (Heartland
    Crossing Project) Series
    2000A DN (Huntington
    National Bank LOC)
    4.15%(b)                          07/07/06            2,100          2,100,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Indiana (Continued)
  Indiana Transportation Finance
    Authority Highway RB Series
    2004B-21 DN (FGIC
    Insurance, Wachovia Bank
    SBPA) (A-1+, AAA)
    4.01%(b)(c)                       07/07/06           $  100         $  100,000
  Monroe County IDRB (Griner
    Engineering, Inc. Project)
    Series 1997 AMT DN (Fifth
    Third Bank N.A. LOC)
    4.19%(b)                          07/07/06              558            558,000
  South Bend Economic
    Development Authority RB
    (SGW Realty LLC Project)
    Series 1998 AMT DN
    (National City Bank N.A. LOC)
    4.08%(b)                          07/07/06              800            800,000

                                                                        ----------
                                                                         6,058,000
                                                                        ----------
Iowa - 0.3%
  Urbandale IDRB (Meredith Drive
    Assoc. Project) Series 1985
    DN (Wells Fargo Bank M.N.
    LOC)
    4.07%(b)                          07/07/06            1,000          1,000,000
                                                                        ----------
Kentucky - 1.2%
  Kentucky Housing Corp. Single
    Family Mortgage RB Series
    2006 MT-230 AMT DN (Merrill
    Lynch & Co. Guaranty)
    (VMIG-1)
    4.05%(b)(c)                       07/07/06              360            360,000
  Newport Industrial Building RB
    (Newport Holdings Project)
    Series 2001A AMT DN
    (Huntington National Bank
    LOC)
    4.31%(b)                          07/07/06            1,670          1,670,000
  Pulaski County Solid Waste
    Disposal RB (National Rural
    Utilities for East Kentucky
    Power Project) Series 1993B
    AMT MB (National Rural
    Utilities Guaranty) (MIG-1)
    3.42%                             08/15/06            1,600          1,600,000

                                                                        ----------
                                                                         3,630,000
                                                                        ----------
Louisiana - 1.3%
  Iberville Parish PCRB (Air
    Products & Chemicals Project)
    Series 1992 DN (A-1)
    3.98%(b)                          07/07/06            4,000          4,000,000
                                                                        ----------
Maryland - 6.1%
  Baltimore County RB (Odyssey
    School Facility Project) Series
    2001 DN (M&T Bank Corp.
    LOC) (A-1)
    4.05%(b)                          07/07/06            2,260          2,260,000
  Baltimore County RB (St. Paul's
    School for Girls Facility
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (A-1)
    4.02%(b)                          07/07/06            1,600          1,600,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Maryland (Continued)
  Maryland Economic
    Development Authority RB
    (Assoc. of Catholic Charities
    Project) Series 1999A DN
    (M&T Bank Corp. LOC) (A-1)
    4.00%(b)                          07/07/06           $2,395         $2,395,000
  Maryland Economic
    Development Authority RB
    (Assoc. of Catholic Charities
    Project) Series 1999B DN
    (M&T Bank Corp. LOC) (A-1)
    4.00%(b)                          07/07/06            1,425          1,425,000
  Maryland Economic
    Development Corp. RB
    (American Health Assistance
    Foundation Facility Project)
    Series 2001 DN (M&T Bank
    Corp. LOC) (A-1)
    4.05%(b)                          07/07/06            3,230          3,230,000
  Maryland Economic
    Development Corp. RB
    (Associated Catholic, Inc.
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    4.00%(b)                          07/07/06            2,000          2,000,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Adventist Healthcare
    Project) Series 2003B DN
    (M&T Bank Corp. LOC)
    (VMIG-1)
    4.02%(b)                          07/07/06            6,070          6,070,000

                                                                        ----------
                                                                        18,980,000
                                                                        ----------
Massachusetts - 2.4%
  Chicopee GO Series 2005 BAN
    (MIG-1)
    4.40%                             08/15/06            2,500          2,503,711
  Commonwealth of
    Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series
    2002A-9 DN (FSA Insurance,
    Wachovia Bank N.A. SBPA)
    (A-1)
    4.00%(b)(c)                       07/07/06            1,490          1,490,000
  Freetown Lakeville Regional
    School District GO Series
    2005 BAN (SP-1+)
    4.25%                             10/20/06              500            501,740
  Gill-Montague Regional School
    District GO Series 2005 BAN
    (SP-1+)
    3.62%                             07/28/06            2,090          2,091,256
  Worcester GO Series 2006 BAN
    (SP-1+, MIG-1)
    4.25%                             11/10/06            1,000          1,003,431

                                                                        ----------
                                                                         7,590,138
                                                                        ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)            VALUE
                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Michigan - 4.3%
  Detroit Economic Development
    Corp. RB (E.H. Assoc. Ltd.
    Project) Series 2002 DN (First
    Federal Bank of Michigan
    LOC)
    4.04%(b)                            07/07/06           $2,975         $2,975,000
  Detroit Sewer & Disposal
    Authority RB Series 2001E
    MB (FGIC Insurance)
    (A-1+, MIG-1)
    3.00%                               07/12/06            2,100          2,100,000
  Hartland School District GO
    Series 2005 BAN
    3.50%                               08/24/06            1,460          1,460,836
  Michigan Municipal Bond
    Authority RB Series 2005C
    MB (J.P. Morgan Chase Bank
    LOC) (SP-1+)
    4.25%                               08/18/06            1,000          1,001,556
  Michigan Strategic Fund Limited
    Obligation RB (Horizons of
    Michigan Project) Series 2001
    DN (Huntington National Bank
    LOC)
    4.17%(b)                            07/07/06            1,475          1,475,000
  Michigan Strategic Fund Limited
    Obligation RB (Surefil
    Properties LLC Project) Series
    2006 DN (Huntington National
    Bank LOC)
    4.25%(b)                            07/07/06            4,300          4,300,000

                                                                          ----------
                                                                          13,312,392
                                                                          ----------
Mississippi - 2.1%
  Mississippi Development Bank
    Special Obligation RB
    (Correctional Facilities Project)
    Series 2002 DN (AMBAC
    Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    4.07%(b)                            07/07/06            3,575          3,575,000
  Mississippi Development Bank
    Special Obligation RB
    (Wachovia Merlots Trust
    Receipts) Series 2000HH DN
    (AMBAC Insurance, Wachovia
    Bank SBPA) (Aaa, VMIG-1)
    2.83%(b)(c)                         07/19/06            3,000          3,000,000

                                                                          ----------
                                                                           6,575,000
                                                                          ----------
Missouri - 1.8%
  Bi-State Development Agency
    Metropolitan District RB
    (Metrolink Cross County
    Project) Series 2002A DN
    (FSA Insurance, West LB AG
    SBPA) (A-1+, VMIG-1)
    4.00%(b)                            07/07/06            5,200          5,200,000

                                                             PAR
                                         MATURITY           (000)            VALUE
                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Missouri (Continued)
  St. Charles County IDA RB
    (Trinity Manufacturing LLC
    Project) Series 2006 AMT DN
    (Marshall & Ilsley Bank LOC)
    (A-1)
    4.06%(b)                            07/07/06           $  300         $  300,000

                                                                          ----------
                                                                           5,500,000
                                                                          ----------
Multi-State - 3.2%
  Municipal Securities Pool Trust
    Receipts RB Series 2004-18
    DN (Societe Generale SBPA)
    (A-1+)
    4.10%(b)(c)                         07/07/06              975            975,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005PZP-007 DN
    (Multiple LOCs) (AAA, F-1+)
    4.07%(b)(c)                         07/07/06            1,110          1,110,000
  Revenue Bond Certificates
    (Tierra Project) RB Series
    2006-1 AMT DN (AIG
    Retirement Services Liquidity
    Facilities)
    4.22%(b)(c)                         07/07/06            7,790          7,790,000

                                                                          ----------
                                                                           9,875,000
                                                                          ----------
Nevada - 3.2%
  Clark County Airport RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-56
    DN (AMBAC Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                         08/24/06            1,000          1,000,000
  Clark County Economic
    Development RB (Lutheran
    Secondary School Assoc.
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    4.20%(b)                            07/07/06            1,500          1,500,000
  Clark County School District
    Municipal Securities Trust
    Certificates RB (Putters
    Project-745) Series 2006 DN
    (FGIC Insurance, J.P. Morgan
    Chase Bank Liquidity Facility)
    (A-1+)
    3.51%(b)(c)                         08/17/06            5,985          5,985,000
  Reno Capital Improvement RB
    (Bear Stearns Trust
    Certificates) Series 2002A DN
    (FGIC Insurance, Bear
    Stearns LOC) (A-1)
    4.03%(b)                            07/07/06            1,390          1,390,000

                                                                          ----------
                                                                           9,875,000
                                                                          ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New York - 0.8%
  Metropolitan Pier & Exposition
    Authority RB (Bear Stearns
    Trust Certificates) Series
    2005A-224 DN (MBIA
    Insurance, Bear Stearns
    Capital Markets Liquidity
    Facility) (VMIG-1)
    4.08%(b)                          07/07/06           $  600         $  600,000
  TSASC Inc. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2006 PA-1355 DN (Merrill
    Lynch Guaranty, Merrill Lynch
    Capital Services SBPA)
    (AA-, F-1+)
    4.04%(b)                          07/07/06            1,910          1,910,000

                                                                        ----------
                                                                         2,510,000
                                                                        ----------
North Carolina - 17.0%
  ABN AMRO Munitops Trust
    Receipts RB Series 2005-52
    DN (ABN AMRO Bank N.V.
    LOC) (VMIG-1)
    4.01%(b)(c)                       07/07/06            2,700          2,700,000
  Buncombe County Metropolitan
    Sewer District Sewer System
    RB Series 2004 DN (XLCA
    Insurance, Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.97%(b)                          07/07/06              100            100,000
  Charlotte Airport RB Series
    1993A DN (MBIA Insurance,
    J.P. Morgan Chase SBPA)
    (A-1+, VMIG-1)
    3.95%(b)                          07/07/06              100            100,000
  Charlotte COP (Transit Projects
    Phase II-F) Series 2005 DN
    (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.95%(b)                          07/07/06            1,500          1,500,000
  Charlotte Mecklenburg Hospital
    Authority Health Care Systems
    RB Series 2006-1388 DN
    (Morgan Stanley Group LOC)
    (VMIG-1)
    4.01%(b)                          07/07/06            3,200          3,200,000
  Charlotte Water & Sewer System
    GO Series 2005 TECP
    (Wachovia Bank LOC)
    (A-1+, P-1)
    3.03%                             07/11/06            1,000          1,000,000
  Durham County Multi-Family
    Housing RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-Pt-3279 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (F-1+)
    4.10%(b)(c)                       07/07/06            1,500          1,500,000
  Guilford County Industrial
    Facilities PCRB (Recreational
    Facilities-YMCA Project)
    Series 2002 DN (Branch
    Banking & Trust Co. LOC)
    (VMIG-1)
    4.01%(b)                          07/07/06            1,740          1,740,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Capital Facilities
    Finance Agency RB (Aquarium
    Society Project) Series 2004
    DN (Bank of America N.A.
    LOC) (AA-, F-1+)
    4.00%(b)                          07/07/06           $2,500         $2,500,000
  North Carolina GO Series 2002F
    DN (Wachovia Bank N.A.
    LOC) (A-1, VMIG-1)
    3.90%(b)                          07/07/06            1,300          1,300,000
  North Carolina GO Series
    2003A-23 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    4.01%(b)(c)                       07/07/06              300            300,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Carolina
    Meadows, Inc. Project) Series
    2004 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.99%(b)                          07/07/06              900            900,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Novant Health
    Group Project) Series 2004A
    DN (J.P. Morgan Chase Bank
    SBPA) (A-1+, VMIG-1)
    3.97%(b)                          07/07/06            2,800          2,800,000
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC
    Bank SBPA) (A-1+, VMIG-1)
    3.95%(b)                          07/07/06            1,600          1,600,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospitals Project)
    Series 2000 DN (Wachovia
    Bank N.A. LOC)
    (A-1, VMIG-1)
    4.00%(b)                          07/07/06              800            800,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lincoln Health System
    Project) Series 1996A DN
    (Bank of America N.A. LOC)
    (A-1, VMIG-1)
    4.00%(b)                          07/07/06              750            750,000
  North Carolina Medical Care
    Commission Hospital RB
    (McDowell Hospital, Inc.
    Project) Series 1999 DN
    (Wachovia Bank N.A. SBPA)
    (A-1)
    3.98%(b)                          07/03/06              150            150,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    3.97%(b)                          07/07/06            8,525          8,525,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Brookwood
    Project) Series 2001C DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    4.10%(b)                          07/07/06           $  600         $  600,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (United Methodist
    Project) Series 2005B DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    4.01%(b)                          07/07/06            1,300          1,300,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Duke University
    Health Systems Project)
    Series 2005C DN
    (A-1+, VMIG-1)
    3.95%(b)                          07/07/06              400            400,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Watauga
    Medical Center Project) Series
    2005 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.98%(b)                          07/07/06            2,800          2,800,000
  North Carolina State GO (Public
    Improvement Projects) Series
    2002E DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.97%(b)                          07/07/06            4,950          4,950,000
  North Carolina State Water &
    Sewer RB Series 2001 DN
    (Bank of America LOC)
    (A-1+, VMIG-1)
    4.00%(b)                          07/07/06            2,700          2,700,000
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.96%(b)                          07/07/06              700            700,000
  Raleigh County COP (Packaging
    Facilities Project) Series
    2000A DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    4.00%(b)                          07/07/06            1,210          1,210,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    4.11%(b)                          07/07/06               40             40,000
  Wake County GO Series 2006B
    DN (Lloyds Bank SBPA)
    (A-1+, VMIG-1)
    3.96%(b)                          07/07/06            3,900          3,900,000
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    4.00%(b)                          07/07/06            2,775          2,775,000

                                                                        ----------
                                                                        52,840,000
                                                                        ----------

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
North Dakota - 0.1%
  North Dakota Housing Finance
    Agency RB Series 2001A-19
    AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    4.06%(b)(c)                       07/07/06           $  280         $  280,000
                                                                        ----------
Ohio - 3.9%
  Darke County GO Series 2006
    BAN
    4.50%                             06/28/07            1,000          1,006,120
  Delaware County GO Series
    2006 BAN (MIG-1)
    4.75%                             06/13/07              500            504,905
  Fairfield County GO Series 2005
    (Airport Improvement Project)
    BAN
    3.50%                             10/19/06              500            500,436
  Lucas County Economic
    Development RB (Maumee
    Valley Country Day School
    Project) Series 1998 AMT DN
    (MidAmerican National Bank &
    Trust Co. LOC)
    4.98%(b)                          07/07/06              935            935,000
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    4.05%(b)                          07/07/06              715            715,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    4.25%(b)                          07/07/06              465            465,000
  Pepper Pike Ohio GO Series
    2006 BAN
    4.00%                             05/31/07            1,000          1,002,202
  Richland County Correctional
    Facilities GO Series 2006
    BAN
    4.25%                             02/27/07            1,000          1,005,105
  Richland County GO Series
    2005 BAN
    4.25%                             11/07/06            1,000          1,003,080
  Summit County Civic Facility RB
    (Akron Area Electric Junction
    Project) Series 2001 DN
    (KeyBank N.A. LOC)
    4.04%(b)                          07/07/06            1,315          1,315,000
  Toledo City Services Special
    Assessment Notes GO Series
    2006 DN (State Street Bank &
    Trust Co. LOC) (MIG-1)
    3.97%(b)                          07/07/06            2,400          2,400,000
  Wood County IDRB (Aluminite,
    Inc. Project) Series 1997 AMT
    DN (Sky Bank LOC)
    4.98%(b)                          07/07/06            1,170          1,170,000

                                                                        ----------
                                                                        12,021,848
                                                                        ----------
Pennsylvania - 2.8%
  Allegheny County Hospital
    Developement Authority RB
    (Health Care Dialysis Clinic
    Project) Series 1997 DN
    (Wachovia Bank LOC) (Aa2)
    3.99%(b)                          07/07/06              500            500,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware County IDA PCRB
    (Exelon Generation Co. LLC
    Project) Series 1999 DN
    (Wachovia Bank LOC)
    (A-1+, VMIG-1)
    4.05%(b)                          07/07/06          $   400         $  400,000
  Philadelphia IDRB (Gift of Life
    Donor Program Project) Series
    2003 DN (Commerce Bank
    N.A. LOC) (A-1, VMIG-1)
    4.00%(b)                          07/07/06            2,900          2,900,000
  Philadelphia Water RB (Munitops
    Trust Certificates) Series
    2005-15 AMT MB (FSA
    Insurance, ABN-AMRO Bank
    N.V. SBPA) (F-1+)
    3.57%(c)                          11/30/06            2,995          2,995,000
  Venango IDRB (Scrubgrass
    Project) Series 2006 AMT MB
    (Dexia Group LOC)
    (A-1+, P-1)
    3.70%                             08/03/06            2,000          2,000,000

                                                                        ----------
                                                                         8,795,000
                                                                        ----------
Puerto Rico - 0.1%
  Commonwealth of Puerto Rico
    GO (Tender Option
    Certificates) Series 2001 DN
    (FSA Insurance, Bank of New
    York Liquidity Facility) (A-1+)
    3.98%(b)(c)                       07/03/06              100            100,000
  Commonwealth of Puerto Rico
    Public Improvement GO
    Series 2003C DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    3.96%(b)(c)                       07/07/06              400            400,000

                                                                        ----------
                                                                           500,000
                                                                        ----------
South Carolina - 3.4%
  Greenville County School District
    RB (UBS Muni Project) Series
    2006-02 DN (Assured
    Guaranty Credit Support,
    Landesbank
    Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    4.04%(b)(c)                       07/07/06            3,000          3,000,000
  Greenwood County Exempt
    Facility IDRB Series 2004
    AMT DN (Fuji Photo Film Co.
    Guaranty) (A-1+)
    4.15%(b)                          07/07/06            1,500          1,500,000
  Medical University Hospital
    Authority RB Series 2005A-5
    DN (MBIA Insurance, Bank of
    America N.A. SBPA) (VMIG-1)
    4.02%(b)(c)                       07/07/06            2,230          2,230,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
South Carolina (Continued)
  South Carolina Housing Finance
    & Development Authority
    Multifamily RB (Merrill Lynch
    P-Floats Trust Receipts)
    Series 2006 PT-3305 AMT DN
    (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services
    SBPA) (AA-, F-1+)
    4.10%(b)(c)                       07/07/06          $ 3,835         $3,835,000

                                                                        ----------
                                                                        10,565,000
                                                                        ----------
Texas - 8.0%
  ABN AMRO Munitops
    Certificates Trust GO Series
    2006-8 DN (PSF Guaranty,
    ABN AMRO Bank SBPA)
    (VMIG-1)
    4.02%(b)(c)                       07/07/06            3,000          3,000,000
  Gulf Coast IDRB (Cinergy
    Solutions Project) Series 2004
    AMT DN (Cinergy Co.
    Guaranty) (A-2, VMIG-2)
    4.23%(b)                          07/07/06            2,800          2,800,000
  Gulf Coast Waste Disposal
    Authority PCRB (Exxon Corp.
    Baytown Project) Series 1995
    DN (A-1+, VMIG-1)
    3.97%(b)                          07/03/06           11,500         11,500,000
  Houston Water & Sewer Trust
    Certificates RB Series
    2006A-5015 MB (MBIA
    Insured, Branch Banking &
    Trust Liquidity Facility)
    (VMIG-1)
    3.85%(c)                          06/20/07            1,700          1,700,000
  Lower Colorado River Authority
    RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN
    (FSA Insurance, Wachovia
    Bank N.A. SBPA)
    (Aaa, VMIG-1)
    4.01%(b)(c)                       07/07/06            1,900          1,900,000
  Lower Neches Valley Authority
    PCRB (Chevron USA, Inc.
    Project) Series 1987 MB
    (Chevron-Texaco Guaranty)
    (A-1+, P-1)
    3.35%                             08/15/06            1,135          1,135,000
  Texas GO Series 2005 TRAN
    (SP-1+, MIG-1)
    4.50%                             08/31/06            3,000          3,006,051

                                                                        ----------
                                                                        25,041,051
                                                                        ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)            VALUE
                                     ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Utah - 0.3%
  Intermountain Power Agency
    Power Supply RB Series
    1985E DN (AMBAC
    Insurance, Morgan Stanley
    Bank SBPA) (A-1+, VMIG-1)
    3.60%(b)                         12/01/06           $1,000         $1,000,000
                                                                       ----------
Vermont - 0.1%
  Vermont Educational & Health
    Buildings Financing Agency
    RB (Rutland Medical Center
    Project) Series 2001A DN
    (National Westminster Bank
    LOC) (A-1)
    4.03%(b)                         07/07/06              400            400,000
                                                                       ----------
Virginia - 4.2%
  Alexandria IDRB (American
    Correctional Assoc. Project)
    Series 2006 DN (Bank of
    America N.A. LOC) (VMIG-1)
    4.00%(b)                         07/07/06              900            900,000
  Alexandria IDRB (Assoc. for
    Supervision & Curriculum
    Development Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC) (A-1)
    3.98%(b)                         07/07/06              205            205,000
  Alexandria IDRB (Goodwin
    House Project) Series 2005
    DN (Wachovia Bank N.A.
    LOC) (A-1)
    3.98%(b)                         07/03/06              100            100,000
  Alexandria IDRB (YMCA of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    4.02%(b)                         07/07/06              505            505,000
  Arlington County IDRB
    (Woodbury Park Project)
    Series 2005A DN (Federal
    Home Loan Mortgage Liquidity
    Facility) (AAA, VMIG-1)
    3.97%(b)                         07/07/06              400            400,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Merlots Trust Receipts)
    Series 2003 DN (MBIA
    Insurance, Wachovia Bank
    N.A. Liquidity Facility)
    (VMIG-1)
    4.01%(b)(c)                      07/03/06            1,495          1,495,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003F DN
    (A-1+, VMIG-1)
    3.94%(b)                         07/07/06              500            500,000
  Norfolk Redevelopment &
    Housing Authority Multi-Family
    Housing RB (Residential
    Rental Project) Series 2003
    AMT DN (SunTrust Bank
    LOC)
    4.14%(b)                         07/07/06            2,013          2,013,000

                                                          PAR
                                      MATURITY           (000)            VALUE
                                     ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Richmond IDRB (Diocese of
    Virginia Church School
    Project) Series 2001 DN
    (SunTrust Bank LOC)
    (VMIG-1)
    4.03%(b)                         07/01/06           $  300         $  300,000
  Tobacco Settlement Financing
    Corp. RB (P-Float Trust
    Receipts) Series 2005
    PA-1303 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    4.03%(b)(c)                      07/07/06            2,900          2,900,000
  Tobacco Settlement Financing
    Corp. RB (P-Float Trust
    Receipts) Series 2005
    PA-1341 DN (Merrill Lynch
    Insured, Merrill Lynch LOC)
    (F-1+)
    4.03%(b)(c)                      07/07/06              300            300,000
  University of Virginia RB
    (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN
    (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    4.01%(b)(c)                      07/07/06              900            900,000
  Virginia College Building
    Authority RB Series 2003-379
    DN (J.P. Morgan Chase Bank
    LOC) (A-1+)
    4.01%(b)(c)                      07/07/06              870            870,000
  Virginia Commonwealth
    University RB Series 2006A
    DN (Wachovia Bank LOC)
    (A-1+, VMIG-1)
    3.98%(b)                         07/03/06              200            200,000
  Virginia State Public School
    Authority RB (School
    Financing Referendum
    Project) Series 2003D MB
    (AA+, Aa1)
    5.00%                            02/01/07            1,600          1,613,821

                                                                       ----------
                                                                       13,201,821
                                                                       ----------
Washington - 0.7%
  Energy Northwest Washington
    Electric RB Series 2003D-3-1
    DN (FSA Insured, Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.96%(b)                         07/07/06            1,600          1,600,000
  Yakima County Public Corp. RB
    (Michelsen Packaging Co.
    Project) Series 2000 AMT DN
    (Bank of America N.A. LOC)
    (A-1+)
    4.10%(b)                         07/07/06              505            505,000

                                                                       ----------
                                                                        2,105,000
                                                                       ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  PAR
                                   MATURITY      (000)        VALUE
                                  ----------   ---------   ----------
MUNICIPAL BONDS (Continued)
Wisconsin - 0.8%
  Amery IDRB (Plastech Corp.
    Project) Series 1997 AMT DN
    (U.S. Bank N.A. LOC)
    4.17%(b)                      07/07/06     $2,000      $2,000,000
  Mequon IDRB (Johnson Level
    GRW Investment Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC)
    4.25%(b)                      07/03/06        565         565,000

                                                           ----------
                                                            2,565,000
                                                           ----------

TOTAL INVESTMENTS IN SECURITIES -  99.3%
  (Cost $309,300,631(a))                                  309,300,631
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.7%                                        2,038,473
                                                         ------------
NET ASSETS - 100.0%                                      $311,339,104
                                                         ============
-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Rates shown are the rates as of June 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30,
     2006, the Portfolio held 25.0% of its net assets, with a current market value of $77,836,000, in securities restricted as to resale.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)            VALUE
                                     ----------   ------------------   ----------
MUNICIPAL BONDS - 96.6%
New Jersey - 96.6%
  Berkeley Heights GO Series
    2006 BAN (Aaa)
    4.50%                            06/28/07           $1,611         $1,622,169
  Bernards Township GO Series
    2005 BAN
    4.25%                            09/08/06            2,335          2,340,356
  Burlington County Bridge RB
    (Lutheran Home Project)
    Series A DN (Commerce Bank
    LOC) (VMIG-1)
    3.97%(b)                         07/07/06            2,720          2,720,000
  Burlington County MB Series
    2005C BAN
    3.75%                            07/13/06            2,000          2,000,296
  Gloucester County Industrial
    Financing Authority PCRB
    (Exxon Mobil Corp. Project)
    Series 2003 DN (Exxon Mobil
    Corp. Guaranty)
    (A-1+, VMIG-1)
    3.80%(b)                         07/03/06              150            150,000
  Hudson County Improvement
    Authority RB (Essential
    Purpose Pooled Government
    Project) Series 1986 DN
    (Bank of New York LOC)
    3.90%(b)                         07/07/06            8,200          8,200,000
  Jersey City Redevelopment
    Authority RB (Dixon Hills
    Project) Series 2000A DN
    (Federal National Mortgage
    Assoc. Guaranty, Federal
    National Mortgage Assoc.
    Liquidity Facility) (A-1+)
    3.98%(b)                         07/07/06            3,350          3,350,000
  Lehman Brothers Inc. Trustor RB
    (New Jersey State
    Transportation Project) Series
    2006 DN (Lehman Liquidity)
    (A-1)
    4.04%(b)(c)                      07/07/06            3,000          3,000,000
  Little Ferry GO Series 2005 BAN
    4.00%                            07/21/06            1,100          1,100,721
  Mercer County Improvement
    Authority RB (Atlantic
    Foundation Project) Series
    1998 DN (Bank of America
    N.A. LOC) (A-1+)
    3.92%(b)                         07/07/06            2,400          2,400,000
  Middle Township GO (Special
    Emergency Notes) Series
    2005 MB
    4.00%                            07/21/06            1,000          1,000,640
  Montclair Township GO Series
    2006 BAN (A-1)
    4.25%                            08/15/06            2,662          2,664,923
    4.25%                            03/15/07            1,700          1,707,430
  Moorestown Township GO
    Series 2006 MB (Aaa)
    4.25%                            01/15/07              395            396,235
  New Jersey Economic
    Development Authority
    Multi-Mode IDRB (V&S Amboy
    Galvanizing LLC Project)
    Series 1999 AMT DN
    (KeyBank N.A. LOC)
    4.11%(b)                         07/07/06            2,045          2,045,000

                                                          PAR
                                      MATURITY           (000)            VALUE
                                     ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic
    Development Authority RB
    (Applewood Estates Project)
    Series 2005 DN (Commerce
    Bank LOC) (VMIG1, A-2)
    3.90%(b)                         07/07/06           $9,200         $9,200,000
  New Jersey Economic
    Development Authority RB
    (Citibank P-Float Trust
    Receipts) Series 2004
    ROC-II-R-309 DN (Assured
    Guaranty Corp. Insurance,
    Citibank N.A. SBPA) (A-1+)
    4.02%(b)(c)                      07/07/06            7,265          7,265,000
  New Jersey Economic
    Development Authority RB
    (Denglas Technologies
    Project) Series 2000 AMT DN
    (Commerce Bank N.A. LOC)
    4.12%(b)                         07/07/06            1,200          1,200,000
  New Jersey Economic
    Development Authority RB
    (Frisch School Project) Series
    2006 DN (Princeton University
    Guaranty) (A-1+)
    3.94%(b)                         07/07/06            5,650          5,650,000
  New Jersey Economic
    Development Authority RB
    (Hamilton Industrial
    Development Project) Series
    1998 AMT DN (Wachovia
    Bank N.A. LOC)
    4.04%(b)                         07/07/06            1,540          1,540,000
  New Jersey Economic
    Development Authority RB (J.
    James Realty Co. Project)
    Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    4.09%(b)                         07/07/06              530            530,000
  New Jersey Economic
    Development Authority RB
    (Jacea LLC Project) Series
    2004 AMT DN (Wachovia
    Bank N.A. LOC)
    4.09%(b)                         07/07/06            3,330          3,330,000
  New Jersey Economic
    Development Authority RB
    (Landesbank
    Hessen-Thuringen
    Girozentrale P-Float Trust
    Receipts) Series 2004 MT-035
    DN (Assured Guaranty Corp.
    Insurance, Landesbank
    Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    3.99%(b)(c)                      07/07/06            6,795          6,795,000
  New Jersey Economic
    Development Authority RB
    (Macon Trust Project) Series
    2005H DN (FGIC Insurance,
    Bank of America N.A. LOC)
    (A-1+)
    4.00%(b)(c)                      07/07/06              625            625,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    4.02%(b)                          07/07/06           $3,220         $3,220,000
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    4.02%(b)                          07/07/06            1,530          1,530,000
  New Jersey Economic
    Development Authority RB
    (Paddock Realty LLC Project)
    Series 2006 AMT DN
    (A-1+, VMIG-1)
    4.17%(b)                          07/07/06            1,300          1,300,000
  New Jersey Economic
    Development Authority RB
    (Pennington Montessori
    School Project) Series 1998
    DN (Wachovia Bank N.A.
    LOC)
    4.09%(b)                          07/07/06            1,125          1,125,000
  New Jersey Economic
    Development Authority RB
    (Project PT-2634) Series 2005
    DN (FSA Insurance, Merrill
    Lynch SBPA) (A-1)
    4.00%(b)(c)                       07/07/06            6,780          6,780,000
  New Jersey Economic
    Development Authority RB
    (Somerset Hills YMCA Project)
    Series 2003 DN (Commerce
    Bank N.A. LOC)
    4.02%(b)                          07/07/06              100            100,000
  New Jersey Economic
    Development Authority RB
    (Stuart Country Day School
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.95%(b)                          07/07/06            1,350          1,350,000
  New Jersey Economic
    Development Authority RB
    (Thermal Energy LP Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC) (VMIG-1)
    4.00%(b)                          07/07/06            1,000          1,000,000
  New Jersey Educational
    Facilities Authority RB
    (Princeton University Project)
    Series 2003F DN
    (A-1+, VMIG-1)
    3.58%(b)                          07/03/06            1,225          1,225,000
  New Jersey Educational
    Facilities Authority RB
    (Princeton University Project)
    Series 2006 MB (A-1+)
    3.43%                             08/16/06            5,000          5,000,000
  New Jersey Environmental
    Infrastructure Trust RB (ENCP
    Golf Holdings LLC Project)
    Series 2005 AMT DN
    (Wachovia Bank LOC)
    (VMIG-1)
    4.02%(b)                          07/07/06            6,800          6,800,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Environmental
    Infrastructure Trust RB Series
    2004-585 AMT DN (J.P.
    Morgan Chase Bank SBPA)
    (VMIG-1)
    4.04%(b)(c)                       07/07/06           $4,015         $4,015,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Beth Israel Hospital
    Project) Series 2004A-2 DN
    (Commerce Bank LOC)
    (VIMG-1)
    3.97%(b)                          07/07/06              535            535,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Meridian Nursing &
    Rehabilitation Project) Series
    2004A-3 DN (Bank of America
    N.A. LOC)
    3.93%(b)                          07/07/06              100            100,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001
    PT-1319 DN (AMBAC
    Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    4.02%(b)(c)                       07/07/06            7,860          7,860,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Recovery Management
    Systems, Inc. Project) Series
    2005 DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    3.97%(b)                          07/07/06              200            200,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (RWJ Health Care Corp.
    Project) Series 2002 DN
    (Commerce Bank LOC)
    (A-2, VMIG-1)
    3.97%(b)                          07/07/06            1,450          1,450,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (South Jersey Hospital
    Systems Project) Series
    2004A-4 DN (Wachovia Bank
    LOC) (VMIG-1)
    3.94%(b)                          07/07/06              900            900,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (St. Joseph's Project)
    Series 2003A-6 DN (Valley
    National Bank LOC)
    (A2, VMIG-1)
    3.97%(b)                          07/07/06            1,105          1,105,000
  New Jersey Health Care
    Facilities Financing Authority
    RB Series 2004-943 DN
    (Morgan Stanley Group
    Liquidity Facility, FGIC
    Insurance) (F-1+)
    3.99%(b)(c)                       07/07/06            4,385          4,385,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)            VALUE
                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Housing & Mortgage
    Finance Agency Multi-Family
    RB Series 2005-1012 AMT DN
    (FGIC Insurance, Morgan
    Stanley Liquidity Facility)
    (VIMG-1)
    4.03%(b)(c)                         07/07/06           $1,380         $1,380,000
  New Jersey Housing & Mortgage
    Finance Agency Multi-Family
    RB Series 2006A AMT DN
    (FSA Insurance, Lloyds Bank
    SBPA) (A-1+)
    4.00%(b)                            07/07/06            1,000          1,000,000
  New Jersey Housing & Mortgage
    Finance Agency RB
    (Wachovia Merlots Trust
    Receipts) Series 2000A-2 DN
    (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (Aaa)
    4.05%(b)(c)                         07/07/06              835            835,000
  New Jersey Sports & Exposition
    Authority State Contract RB
    Series 1992C DN (MBIA
    Insurance, Credit Suisse
    SBPA) (A-1+, VMIG-1)
    3.90%(b)                            07/07/06            2,980          2,980,000
  New Jersey Tobacco Settlement
    Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PA-1284 DN
    (Merrill Lynch SBPA, Merrill
    Lynch Guarantor) (A-1)
    4.02%(b)(c)                         07/07/06            5,795          5,795,000
  New Jersey Transportation Trust
    Fund Capital Appreciation RB
    (Transportation System
    Project) Series 2006C DN
    (VMIG-1)
    4.08%(b)                            07/07/06            2,020          2,020,000
  New Jersey Turnpike Authority
    RB Series 2005-II-R-4071 MB
    (Citigroup Liquidity Facility,
    FSA Insurance) (VMIG-1)
    3.54%(c)                            08/17/06            2,490          2,490,000
  New Milford GO Series 2006 MB
    (A-1, P-1)
    4.50%                               02/01/07            1,375          1,380,727
  North Bergen Township
    Municipal Sewer Utilities
    Authority GO Series 2006 MB
    (MIG-1)
    4.50%                               02/05/07            2,000          2,008,682
  Port Authority of New York &
    New Jersey Putter RB Series
    2005-1089 AMT DN (CDC
    IXIS Financial Guaranty
    Insurance, J.P. Morgan Chase
    SBPA) (F-1)
    4.04%(b)(c)                         07/07/06            1,755          1,755,000
  Port Authority of New York &
    New Jersey Putter RB Series
    2005-1095 AMT DN (CDC
    IXIS Financial Guaranty
    Insurance, J.P. Morgan Chase
    SBPA) (VMIG-1)
    4.04%(b)(c)                         07/07/06            2,980          2,980,000

                                                             PAR
                                         MATURITY           (000)            VALUE
                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  Port Authority of New York &
    New Jersey RB (Eagle Tax
    Exempt Trust Receipts) Series
    2006A-107 DN (A-1+)
    4.05%(b)(c)                         07/07/06           $2,000         $2,000,000
  Port Authority of New York &
    New Jersey RB (P-Float Trust
    Receipts) Series 2005-3177
    AMT DN (AMBAC Insurance,
    Merrill Lynch Liquidity Facility)
    (A-1)
    4.02%(b)(c)                         07/07/06            6,575          6,575,000
  Port Authority of New York &
    New Jersey Special Obligation
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004-056
    AMT DN (FGIC Insurance,
    Banque Nationale de Paribas
    SBPA) (F-1+)
    4.02%(b)(c)                         07/07/06            7,855          7,855,000
  Readington Township GO Series
    2006 BAN
    4.25%                               02/07/07            2,000          2,011,250
  Salem County Pollution Control
    Financing Authority RB
    (Atlantic City Electric Co.
    Project) Series 1997B DN
    (Bank of New York LOC)
    (A-1+, VMIG-1)
    3.96%(b)                            07/07/06              890            890,000
  Southampton GO Series 2005B
    BAN
    4.00%                               07/28/06            2,564          2,566,207
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2006-1350 DN (Merrill Lynch
    & Co. LOC) (F-1+)
    4.03%(b)(c)                         07/07/06            2,305          2,305,000
  Union County Industrial Pollution
    Control Financing Authority
    PCRB (Exxon Mobil Corp.
    Project) Series 1989 DN
    (A-1+, P-1)
    3.71%(b)                            07/03/06            1,000          1,000,000
  University Medicine & Dentistry
    RB Series 2002B DN (AMBAC
    Insurance, University Credit
    Support, Fleet National Bank
    SBPA) (VMIG-1)
    3.97%(b)                            07/07/06            1,400          1,400,000
  Upper Saddle River GO Series
    2006 BAN
    4.25%                               03/01/07            1,000          1,004,219
  Wanaque Borough GO Series
    2006 BAN
    4.50%                               02/16/07            1,000          1,007,007
  Washington Township Morris
    County GO Series 2005 BAN
    4.00%                               10/27/06            3,306          3,315,511
  Weehawken Township GO
    Series 2005 BAN
    4.00%                               07/14/06            1,000          1,000,345

                                                                          ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                            VALUE
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES -  96.6%
  (Cost $178,366,718(a))                                                $178,366,718
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.4%                                                       6,196,637
                                                                        ------------
NET ASSETS - 100.0%                                                     $184,563,355
                                                                        ============
-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Rates shown are the rates as of June 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30,
     2006, the Portfolio held 40.5% of its net assets, with a current market value of $74,695,000, in securities restricted as to resale.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS - 99.7%
North Carolina - 98.2%
  ABN AMRO Munitops Trust
    Receipts RB Series 2005-52
    DN (ABN AMRO Bank N.V.
    LOC) (VMIG-1)
    4.01%(b)(c)                       07/07/06           $1,300         $1,300,000
  Buncombe County Metropolitan
    Sewer District Sewer System
    RB Series 2004 DN (XLCA
    Insurance, Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.97%(c)                          07/07/06            1,900          1,900,000
  Charlotte Airport RB Series
    1993A DN (MBIA Insurance,
    J.P. Morgan Chase SBPA)
    (A-1+, VMIG-1)
    3.95%(c)                          07/07/06              600            600,000
  Charlotte COP (Transit Projects
    Phase II-F) Series 2005 DN
    (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.95%(c)                          07/07/06              100            100,000
  Charlotte Water & Sewer System
    GO Series 2005 TECP
    (Wachovia Bank LOC)
    (A-1+, P-1)
    3.25%                             08/01/06            1,000          1,000,000
    3.32%                             08/01/06            1,500          1,500,000
    3.68%                             08/01/06            1,300          1,300,000
  Charlotte Water & Sewer System
    GO Series 2006 TECP
    (Wachovia Bank LOC)
    (A-1+, P-1)
    3.50%                             07/26/06            3,000          3,000,000
  Charlotte-Mecklenburg Hospital
    Authority RB (Carolina's
    Healthcare Project) Series
    2005B DN (Bank of America
    SBPA) (A-1+, VMIG-1)
    3.96%(c)                          07/03/06              200            200,000
  Cleveland County Industrial
    Facilities PCRB (Blanchford
    Rubber Project) Series 2003
    AMT DN (Bank One N.A.
    LOC)
    4.08%(c)                          07/07/06            2,530          2,530,000
  Durham County Multi-Family
    Housing RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-Pt-3279 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (F-1+)
    4.10%(b)(c)                       07/07/06            3,000          3,000,000
  Lee County Industrial Facilities
    PCRB (Trion, Inc. Project)
    Series 1995 DN (Wachovia
    Bank N.A. LOC)
    4.08%(c)                          07/07/06              100            100,000
  Lee County Industrial Facilities
    PCRB (Var-Arden Corp.
    Project) Series 1999 AMT DN
    (Comerica Bank N.A. LOC)
    4.12%(c)                          07/07/06            5,000          5,000,000
  Mecklenburg County COP
    Series 2006 DN (Depfa Bank
    PLC SBPA) (A-1+, VMIG-1)
    3.95%(c)                          07/07/06              800            800,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Mecklenburg County Industrial
    Facilities PCRB (Peidmont
    Plastics Project) Series 1997
    AMT DN (Branch Banking &
    Trust Co. LOC) (Aa3, VMIG-1)
    4.11%(c)                          07/07/06           $  880         $  880,000
  North Carolina Capital Facilities
    GO Series 2006 MB (Duke
    University Guaranty)
    (A-1+, P-1)
    3.60%                             07/12/06            7,500          7,500,000
  North Carolina GO Series
    2003A-23 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    4.01%(b)(c)                       07/07/06              800            800,000
  North Carolina Housing Finance
    Agency RB Series 2002
    ROC-II-R-175 DN (Citibank
    Liquidity Facility) (VMIG-1)
    4.05%(b)(c)                       07/07/06            3,865          3,865,000
  North Carolina Housing Finance
    Agency RB Series 2005B-22
    AMT MB (Societe Generale
    GIC) (A-1+, MIG-1)
    3.20%                             11/01/06            1,000          1,000,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Carolina
    Meadows, Inc. Project) Series
    2004 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.99%(c)                          07/07/06              100            100,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Lutheran
    Services for the Aging Project)
    Series 1998 DN (Branch
    Banking & Trust Co. LOC)
    (A-1, VMIG-1)
    3.98%(c)                          07/07/06              100            100,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospital Project)
    Series 1996 DN (Wachovia
    Bank N.A. LOC)
    (A-1+, VMIG-1)
    3.95%(c)                          07/07/06              200            200,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lincoln Health System
    Project) Series 1996A DN
    (Bank of America N.A. LOC)
    (A-1, VMIG-1)
    4.00%(c)                          07/07/06            1,470          1,470,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    3.97%(c)                          07/07/06              400            400,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Aldersgate
    Project) Series 2001 DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    4.10%(c)                          07/07/06           $1,155         $1,155,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (United Methodist
    Project) Series 2005B DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    4.01%(c)                          07/07/06              625            625,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Watauga
    Medical Center Project) Series
    2005 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.98%(c)                          07/07/06              240            240,000
  North Carolina Ports Authority
    Exempt Facilities RB
    (Wilmington Bulk LLC Project)
    Series 2001A AMT DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    4.11%(c)                          07/07/06            1,205          1,205,000
  North Carolina State Highway
    GO Series 2003 MB
    (AAA, Aa1)
    5.00%                             05/01/07              750            757,581
  North Carolina State Ports
    Authority Facilities RB Series
    2006A-2 DN (Bank of America
    N.A. LOC) (VMIG-1)
    4.04%(c)                          07/07/06              820            820,000
  Pender County Industrial
    Facilities Pollution Control
    Financing Authority RB (Hey
    Realty LLC Project) Series
    2006 DN (Suntrust Bank LOC)
    (VMIG-1)
    4.09%(c)                          07/07/06            3,000          3,000,000
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.96%(c)                          07/07/06              100            100,000
  Raleigh Durham Airport Authority
    Airport RB (P-Floats Trust
    Reciepts) Series 2005-100
    AMT DN (AMBAC Insurance,
    Landesbank Hessen Liquidity
    Facility) (VMIG-1)
    4.05%(b)(c)                       07/07/06            3,000          3,000,000
  Raleigh Durham Airport Authority
    RB Series 2006C DN (XLCA
    Credit Support, Depfa Bank
    PLC SBPA) (VMIG-1, F-1+)
    4.05%(c)                          07/07/06            3,000          3,000,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Richmond County Industrial
    Facilities PCRB (Ritz-Craft
    Corp., Inc. Project) Series
    2005 DN (Mercantile Safe
    Deposit & Trust Co. LOC)
    (A-1+, VMIG-1)
    4.02%(c)                          07/07/06           $2,900         $2,900,000
  Rockingham County Industrial
    Facilities PCRB (Medibeg, Inc.
    Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    (Aa2)
    4.08%(c)                          07/07/06            1,200          1,200,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    4.11%(c)                          07/07/06              360            360,000
  Rutherford County Industrial
    Facilities PCRB (All American
    Homes Project) Series 1996
    AMT DN (Bank One N.A.
    LOC)
    4.25%(c)                          07/07/06            1,100          1,100,000
  Sampson County Industrial
    Facilities PCRB (Dubose
    Strapping, Inc. Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC)
    4.13%(c)                          07/07/06              500            500,000
  Wake County GO Series 2004
    MB (AAA, Aaa)
    4.00%                             03/01/07              865            867,116
  Wake County Housing Finance
    Authority RB (Casa Melvid
    Multi-Family Housing Project)
    Series 2001A AMT DN
    (SunTrust Bank LOC)
    (VMIG-1)
    4.09%(c)                          07/07/06            2,800          2,800,000
  Washington County Industrial
    Facilities PCRB (Mackey's
    Ferry Sawmill, Inc. Project)
    Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    (Aa2)
    4.08%(c)                          07/07/06              430            430,000
  Winston-Salem COP (Risk
    Acceptance Management
    Corp. Project) Series 1988 DN
    (Dexia Credit Local LOC)
    (A-1+)
    3.98%(c)                          07/07/06              615            615,000
  Winston-Salem GO Series 1990
    DN (Wachovia Bank N.A.
    LOC) (A-1+, VMIG-1)
    3.95%(c)                          07/07/06              120            120,000

                                                                        ----------
                                                                        63,439,697
                                                                        ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                PAR
                                 MATURITY      (000)        VALUE
                                ----------   ---------   ----------
MUNICIPAL BONDS (Continued)
Puerto Rico - 1.5%
  Commonwealth of Puerto Rico
    GO Series 2005 TRAN
    (Multiple LOCs)
    (SP-1+, MIG-1)
    4.50%                       07/28/06     $1,000      $1,000,925
                                                         ----------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
  (Cost $64,440,622(a))                                  64,440,622
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                                        177,554
                                                         ----------
NET ASSETS - 100.0%                                     $64,618,176
                                                        ===========
-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30,
     2006, the Portfolio held 18.5% of its net assets, with a current market value of $11,965,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of June 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)            VALUE
                                     ----------   ------------------   ----------
MUNICIPAL BONDS - 100.6%
Ohio - 100.6%
  Akron Income Tax RB
    (Community Learning Centers
    Project) Series 2004A DN
    (FGIC Insurance, ABN-AMRO
    Bank N.V. SBPA) (A-1, F-1+)
    4.01%(b)(c)                      07/07/06           $2,000         $2,000,000
  American Municipal Power, Inc.
    GO (Amherst City Project)
    Series 2005 BAN
    3.40%                            11/30/06              795            795,000
  American Municipal Power, Inc.
    GO (Cleveland Public Power
    Project) Series 2005 BAN
    3.10%                            08/17/06            1,783          1,783,000
  American Municipal Power, Inc.
    GO (Columbus Electric
    System Project) Series 2005
    BAN
    3.00%                            07/13/06              500            500,000
  American Municipal Power, Inc.
    GO (Columbus Electric
    System Project) Series 2006
    BAN
    4.00%                            07/12/07              510            510,000
  American Municipal Power, Inc.
    GO (Hubbard Project) Series
    2005 BAN
    3.50%                            12/13/06              945            945,000
  American Municipal Power, Inc.
    GO (Montpelier Project) Series
    2006 BAN
    4.00%                            07/05/07            1,025          1,025,000
  American Municipal Power, Inc.
    GO (Oberlin Project) Series
    2005 BAN
    3.45%                            12/07/06              475            475,000
  American Municipal Power, Inc.
    GO (Ohio, Inc. Project) Series
    2005-2002 BAN
    3.35%                            11/02/06              845            845,000
  American Municipal Power, Inc.
    GO (St. Mary's Project) Series
    2005 BAN
    3.20%                            10/05/06              500            500,000
  American Municipal Power, Inc.
    GO (Tipp City Project) Series
    2006 BAN
    3.90%                            05/15/07              550            550,000
  American Municipal Power, Inc.
    GO (Woodville Village Project)
    Series 2005 BAN
    3.25%                            07/20/06              800            800,081
  Avon GO Series 2006 BAN
    3.85%                            04/12/07              275            275,517
  Brooklyn IDRB (Dylon Industries,
    Inc. Project) Series 1999 AMT
    DN (KeyBank N.A. LOC)
    4.11%(c)                         07/07/06              770            770,000
  Brunswick GO Series 2006 BAN
    3.60%                            04/05/07            1,015          1,016,861

                                                          PAR
                                      MATURITY           (000)            VALUE
                                     ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Cambridge City Hospital
    Facilities Authority RB
    (Regional Medical Center
    Project) Series 2001 DN
    (National City Bank N.A. LOC)
    (VMIG-1)
    3.99%(c)                         07/07/06           $2,000         $2,000,000
  Celina GO Series 2006 BAN
    3.75%                            11/15/06              760            761,101
    4.75%                            11/15/06              250            251,005
  City of Westerville GO
    (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN
    (ABN-AMRO Bank N.V. LOC)
    (VMIG-1)
    4.01%(c)                         07/07/06            1,000          1,000,000
  Clark County GO (Green
    Meadows II Project) Series
    2006 MB
    3.67%                            02/14/07              580            580,945
  Clark County GO Series 2006
    BAN (Fifth Third Bank N.A.
    LOC)
    3.70%                            11/15/06            2,505          2,508,218
  Clark County Multi-Family RB
    (Masonic Home Project)
    Series 1999 DN (AMBAC
    Insurance, KeyBank N.A.
    LOC) (VMIG-1)
    4.00%(c)                         07/07/06            1,765          1,765,000
  Cleveland-Cuyahoga County
    Port Authority Educational
    Facility RB (Laurel School
    Project) Series 2004 DN
    (KeyBank N.A. LOC)
    4.04%(c)                         07/07/06            1,140          1,140,000
  Columbus Regional Airport
    Authority RB Series 2005 DN
    (U.S. Bank N.A. LOC)
    (AA1, VMIG-1)
    3.99%(c)                         07/07/06              355            355,000
  Cuyahoga County Civic Facility
    RB (Orion Services, Inc.
    Project) Series 2001 DN
    (Bank One N.A. LOC)
    4.20%(c)                         07/07/06            3,105          3,105,000
  Cuyahoga County Economic
    Development RB (Berea
    Children's Home Project)
    Series 2000 DN (Huntington
    National Bank LOC) (VMIG-1)
    4.17%(c)                         07/07/06            1,880          1,880,000
  Cuyahoga County Economic
    Development RB (Cleveland
    Botanical Garden Project)
    Series 2001 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.99%(c)                         07/07/06              635            635,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Cuyahoga County IDRB (Great
    Lakes Brewing Co. Project)
    Series 2001 AMT DN
    (Huntington National Bank
    LOC)
    4.27%(c)                          07/07/06           $1,170         $1,170,000
  Cuyahoga County IDRB (Marine
    Mechanical Corp. Project)
    Series 2000 AMT DN (Royal
    Bank of Scotland LOC)
    4.09%(c)                          07/07/06            1,895          1,895,000
  Cuyahoga County IDRB (Trio
    Diversified Co. Project) Series
    2000 AMT DN (KeyBank N.A.
    LOC)
    4.11%(c)                          07/07/06            1,585          1,585,000
  Cuyahoga County Multi-Family
    RB (Merrill Lynch P-Floats
    Trust Receipts) Series
    2006-PT 3391 AMT DN
    (Merrill Lynch SBPA; IXIS
    Insurance)
    4.10%(b)(c)                       07/07/06            6,400          6,400,000
  Darke County GO Series 2005
    BAN
    3.75%                             07/11/06            1,000          1,000,253
  Delaware County Economic
    Development RB (The
    Columbus Zoological Park
    Associates, Inc. Project)
    Series 2003 DN (Huntington
    National Bank LOC)
    4.15%(c)                          07/07/06            4,095          4,095,000
  Delaware County GO Series
    2006 BAN (MIG-1)
    4.75%                             06/13/07              500            504,905
  Delaware County IDRB (Air
    Waves, Inc. Project) Series
    1995 DN (KeyBank N.A. LOC)
    4.11%(c)                          07/07/06               75             75,000
  Englewood GO Series 2005
    BAN
    4.00%                             08/29/06              625            625,881
  Erie County IDRB (Brighton
    Manor Co. Project) Series
    1986 AMT DN (KeyBank N.A.
    LOC)
    4.11%(c)                          07/07/06            4,200          4,200,000
  Franklin County Economic
    Development RB (Columbus
    Montessori Educational Center
    Project) Series 2000 DN
    (Huntington National Bank
    LOC)
    4.07%(c)                          07/07/06            1,570          1,570,000
  Franklin County Economic
    Development RB (Dominican
    Sisters Project) Series 1994
    DN (Fifth Third Bank N.A.
    LOC)
    4.04%(c)                          07/07/06              995            995,000
  Franklin County GO Series 2006
    BAN
    3.75%                             04/25/07              550            550,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Franklin County Healthcare
    Facilities RB (Heritage Day
    Health Centers Project) Series
    2002 DN (Huntington National
    Bank LOC)
    4.05%(c)                          07/07/06           $  405         $  405,000
  Franklin County Healthcare
    Facilities RB (Willow Brook
    Christian Project) Series 2004
    DN (Fifth Third Bank LOC)
    (A-1+)
    3.99%(c)                          07/07/06              600            600,000
  Fulton County IDRB (Haas Door
    Co. & Nofziger Doors
    International, Inc. Project)
    Series 1999 AMT DN
    (National City Bank N.A. LOC)
    4.19%(c)                          07/07/06              330            330,000
  Geauga County RB (Thistle
    Lane Project) Series 2000
    AMT DN (Huntington National
    Bank LOC)
    4.27%(c)                          07/07/06            2,310          2,310,000
  Greene County IDRB (AFC
    Stamping & Production, Inc.,
    Barsplice Products Project)
    Series 1995 AMT DN
    (KeyBank N.A. LOC)
    4.11%(c)                          07/07/06              220            220,000
  Hamilton County Hospital
    Facilities RB (Children's
    Hospital Medical Center
    Project) Series 2000 DN (J.P.
    Morgan Chase Bank LOC)
    (VMIG-1)
    3.97%(c)                          07/07/06            3,450          3,450,000
  Hamilton County Hospital
    Facilities RB (Drake Center,
    Inc. Project) Series 1999A DN
    (U.S. Bancorp LOC) (VMIG-1)
    3.97%(c)                          07/07/06              100            100,000
  Hamilton County Hospital
    Facilities RB (Health Alliance
    Project) Series 1997B DN
    (MBIA Insurance, Credit
    Suisse SBPA) )
    (A-1+, VMIG-1)
    3.95%(c)                          07/07/06            1,550          1,550,000
  Hamilton Health Care Facilities
    RB (Import-Episcopal Project)
    Series 2005A DN (KeyBank
    N.A. LOC) (A-1, VMIG-1)
    3.97%(c)                          07/07/06              400            400,000
  Jackson County RB (Hospital
    Facilities Project) Series 2005
    DN (Radian Insurance, Fifth
    Third Bank N.A. LOC)
    (AA, F-1+)
    4.02%(c)                          07/07/06              100            100,000
  Lebanon GO (Fire Department
    Improvement Project) Series
    2005 BAN
    3.75%                             07/05/06            1,120          1,120,113

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Licking County GO (Moundview
    Project) Series 2005 BAN
    4.00%                             09/07/06           $  700         $  701,137
  Licking County GO Series 2006
    MB
    4.50%                             12/14/06            4,900          4,922,688
  Lorain County IDRB (Ohio
    Metallurgical Services Project)
    Series 2001 AMT DN (First
    Merit Bank N.A. LOC)
    4.24%(c)                          07/07/06            1,725          1,725,000
  Lyndhurst City GO Series 2006
    BAN
    3.70%                             03/01/07            1,000          1,001,282
  Mahoning County IDRB (M&J
    Development Ltd. Project)
    Series 2002 AMT DN
    (KeyBank N.A. LOC)
    4.11%(c)                          07/07/06            2,540          2,540,000
  Mentor IDRB (Arrow Machine
    Co. Ltd. Project) Series 1997
    DN (First Merit Bank N.A.
    LOC)
    4.10%(c)                          07/07/06            1,195          1,195,000
  North Canton GO Series 2005
    BAN
    4.00%                             08/08/06              500            500,531
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    4.05%(c)                          07/07/06              425            425,000
  Ohio Higher Educational Facility
    RB (Cedarville University
    Project) Series 2004 DN
    (KeyBank N.A. LOC)
    4.04%(c)                          07/07/06            2,135          2,135,000
  Ohio Housing Finance Agency
    Mortgage RB (Wachovia
    Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    4.06%(b)(c)                       07/07/06            1,510          1,510,000
  Ohio Housing Finance Agency
    Mortgage RB Series 2001
    AMT DN (Bank of America
    N.A. LOC) (VMIG-1)
    4.09%(b)(c)                       07/07/06            1,360          1,360,000
  Ohio Housing Finance Agency
    Multi-Family Housing RB
    (Lincoln Park Assoc. Project)
    Series 1985 MB (Bank One
    N.A. LOC) (MIG-1)
    3.85%                             11/01/06            1,600          1,600,000
  Ohio IDRB (Ashley Ward, Inc.
    Project) Series 1997 AMT DN
    (Fifth Third Bank N.A. LOC)
    4.13%(c)                          07/07/06              235            235,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    4.25%(c)                          07/07/06            1,035          1,035,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Ohio State Solid Waste RB
    (Republic Services, Inc.
    Project) Series 2005 AMT DN
    (A-2)
    4.25%(c)                          07/07/06           $1,000         $1,000,000
  Ohio State University General
    Receipts RB Series 2005B DN
    (A-1+)
    3.90%(c)                          07/07/06            1,650          1,650,000
  Ohio State University GO Series
    2006 TECP (A-1+, P-1)
    3.46%                             07/07/06            1,250          1,250,000
  Pepper Pike Ohio GO Series
    2006 BAN
    4.00%                             05/31/07            1,000          1,002,202
  Portage County IDRB (Action
    Super Abrasive Project) Series
    1996 AMT DN (Huntington
    National Bank N.A. LOC)
    4.20%(c)                          07/07/06              735            735,000
  Portage County IDRB
    (Bauer/Hibbard Properties Ltd.
    Project) Series 1998 DN
    (National City Bank N.A. LOC)
    4.19%(c)                          07/07/06              780            780,000
  Putnam County Health Care
    Facilities RB (Hilty Memorial
    Home Project) Series 2004
    DN (LaSalle Bank N.A. LOC)
    4.06%(c)                          07/07/06            3,495          3,495,000
  Richland County Correctional
    Facilities GO Series 2006
    BAN
    4.25%                             02/27/07            1,000          1,005,105
  Richland County GO (Computer
    Acquisition Project) Series
    2006 BAN
    4.00%                             03/27/07              615            618,713
  Richland County GO Series
    2005 BAN
    4.00%                             08/08/06              475            475,504
    4.25%                             11/07/06            1,310          1,314,035
  Rickenbacker Port Authority RB
    (P-Float Trust Receipts) Series
    2004 PT-2453 AMT DN
    (Merrill Lynch Guaranty)
    (F-1+)
    4.10%(b)(c)                       07/07/06            5,105          5,105,000
  Sandusky County IDRB
    (Brighton Manor Co. Project)
    Series 1986 AMT DN
    (KeyBank N.A. LOC) (VMIG-1)
    4.11%(c)                          07/07/06            2,800          2,800,000
  St. Mary's GO Series 2005 BAN
    3.30%                             09/14/06              500            500,248
  Stark County IDRB (Thakar
    Properties LLC Project) Series
    2002 AMT DN (National City
    Bank N.A. LOC)
    4.09%(c)                          07/07/06            3,395          3,395,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Strongsville IDRB (Web Plastics
    Co. Project) Series 1997 DN
    (National City Bank N.A. LOC)
    4.19%(c)                          07/07/06           $  555         $   555,000
  Summit County Civic Facility RB
    (Akron Area Electric Junction
    Project) Series 2001 DN
    (KeyBank N.A. LOC)
    4.04%(c)                          07/07/06              205             205,000
  Summit County IDRB (Flutes
    LLC Project) Series 2002 AMT
    DN (Marshall & Ilsley Bank
    LOC)
    4.09%(c)                          07/07/06            2,330           2,330,000
  Summit County IDRB (Jendrisak
    Properties Project) Series
    2001 AMT DN (First Merit
    Bank N.A. LOC)
    4.24%(c)                          07/07/06            1,920           1,920,000
  Summit County IDRB (KB
    Compost Services, Inc.
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    4.11%(c)                          07/07/06            1,500           1,500,000
  Summit County IDRB (Sigma
    Properties Project) Series
    2000A AMT DN (National City
    Bank N.A. LOC)
    4.14%(c)                          07/07/06              860             860,000
  Summit County IDRB (Waltco
    Truck Equipment Project)
    Series 1988 AMT MB
    (Skandinaviska Enskilda LOC)
    4.10%                             07/15/06              270             270,000
  Summit County Port Authority
    RB (Meadow Lane Building
    LLC Project) Series 2003A
    AMT DN (KeyBank N.A. LOC)
    4.11%(c)                          07/07/06            2,500           2,500,000
  Toledo City Services Special
    Assessment Notes GO Series
    2006 DN (State Street Bank &
    Trust Co. LOC) (MIG-1)
    3.97%(c)                          07/07/06              800             800,000
  Toledo GO Certificates Trust
    Series 2004-18 MB (FGIC
    Insurance, State Aid
    Withholding Guaranty, ABN
    AMRO SBPA) (VMIG-1)
    3.54%(b)                          11/30/06            1,000           1,000,000
  Toledo Multi-Family Housing RB
    (Cherrywood Apartments
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    4.11%(c)                          07/07/06            2,645           2,645,000
  Trumbull County IDRB (Ellwood
    Engineered Project) Series
    2004 AMT DN (KeyBank LOC)
    4.11%(c)                          07/07/06            3,100           3,100,000
  Trumbull County IDRB (United
    Steel Service, Inc. Project)
    Series 2000B AMT DN (Bank
    One N.A. LOC)
    4.30%(c)                          07/07/06              310             310,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  University of Cincinnati RB
    Series 2004B DN (AMBAC
    Insurance, Bayerische
    Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    3.97%(c)                          07/07/06           $  500         $   500,000
  Western Reserve Housing
    Development Corp. Economic
    RB (Trumbull Metropolitan
    Housing Project) Series 2003
    DN (KeyBank N.A. LOC)
    4.10%(c)                          07/07/06            3,425           3,425,000
  Wood County Economic
    Development RB (Hammill
    Manufacturing Co. Project)
    Series 2000 AMT DN (Sky
    Bank LOC)
    4.98%(c)                          07/07/06            1,580           1,580,000
  Wood County Economic
    Development RB (Precision
    Aggregate II Project) Series
    1996 AMT DN (Mid American
    National Banking & Trust
    LOC)
    4.98%(c)                          07/07/06            1,660           1,660,000
  Wood County Economic
    Development RB (Sun Seed
    Holding Co., Inc. Project)
    Series 2001A AMT DN (Sky
    Bank LOC)
    4.98%(c)                          07/07/06            1,365           1,365,000
  Wood County Economic
    Development RB (Toledo
    Electrical Joint Apprenticeship
    & Training Fund Project)
    Series 2000 DN (Sky Bank
    LOC)
    4.98%(c)                          07/07/06              520             520,000

                                                                        -----------
                                                                        137,079,325
                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES -
100.6%
  (Cost $137,079,325(a))                                                137,079,325
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.6)%                                                   (878,640)
                                                                        -----------
NET ASSETS - 100.0%                                                    $136,200,685
                                                                       ============
-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30,
     2006, the Portfolio held 12.8% of its net assets, with a current market value of $17,375,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of June 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)            VALUE
                                       ----------   ------------------   ----------
MUNICIPAL BONDS - 101.5%
Pennsylvania - 100.7%
  Allegheny County Hospital
    Development Authority RB
    (Putter Trust Receipts) Series
    1281 DN (FGIC Insurance,
    J.P. Morgan Liquidity Facility)
    (A-1)
    4.01%(b)(c)                        07/07/06          $ 6,800         $6,800,000
  Allegheny County IDRB
    (Carnegie Museums
    Pittsburgh Project) Series
    2005 DN (Citizens Bank LOC)
    (Aaa, VMIG-1)
    4.00%(c)                           07/07/06            4,000          4,000,000
  Allegheny County IDRB
    (Commonwealth Development
    Parkway Project) Series
    1994A DN (National City Bank
    N.A. LOC) (Aa3)
    4.01%(c)                           07/07/06            1,900          1,900,000
  Allegheny County IDRB (UPMC
    Health System Project) Series
    2002C DN (Comerica Bank
    N.A. LOC) (A-1)
    3.99%(c)                           07/07/06            1,600          1,600,000
  Beaver County PA IDRB
    Pollution Control (First Energy
    Generation Project) Series
    2006 DN (Barclay's LOC)
    (A-1+, VMIG-1)
    3.99%(c)                           07/03/06            5,000          5,000,000
  Berks County IDRB (Beacon
    Container Corp. Project)
    Series 1997A AMT DN
    (Wachovia Bank N.A. LOC)
    (P-1)
    4.13%(c)                           07/07/06              605            605,000
  Berks County IDRB (Tray Pak
    Co. Project) Series 2001A
    AMT DN (Wachovia Bank N.A.
    LOC)
    4.13%(c)                           07/07/06            2,485          2,485,000
  Blair County IDRB Series 2003
    AMT DN (Fulton Bank LOC)
    (A-1, VMIG-1)
    4.17%(c)                           07/07/06            1,960          1,960,000
  Bucks County IDRB (LTL Color
    Compounders Project) Series
    1999B DN (Wilmington Trust
    Co. LOC)
    4.13%(c)                           07/07/06              935            935,000
  Cambria County IDA Resource
    Recovery RB (Cambria Cogen
    Co. Project) Series 1998A-2
    AMT DN (Bayerische
    Landesbank Girozentrale
    LOC) (VMIG-1)
    4.14%(c)                           07/07/06           16,000         16,000,000
  Carlisle Area School District GO
    Series 2004-G44 DN (MBIA
    Insurance, J.P. Morgan Chase
    Bank SBPA) (VMIG-1)
    4.01%(b)(c)                        07/07/06            2,020          2,020,000

                                                            PAR
                                        MATURITY           (000)            VALUE
                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Chester County Health &
    Education Facilities
    Retirement Community RB
    (Kendal Crosslands
    Community Project) Series
    2003 DN (Allied Irish Bank
    PLC LOC) (A-1)
    3.99%(c)                           07/07/06          $ 1,925         $1,925,000
  Chester County IDA Student
    Housing RB (University
    Student Housing Ltd. Project)
    Series 2003 DN (Royal Bank
    of Scotland PLC LOC)
    (VMIG-1)
    4.02%(c)                           07/07/06            8,150          8,150,000
  Chester County IDRB (RV
    Industrial, Inc. Project) Series
    2001AMT DN (M&T Bank
    Corp. LOC) (A-1)
    4.12%(c)                           07/07/06            3,300          3,300,000
  Crawford County IDRB Series
    2000 AMT DN (National City
    Bank N.A. LOC)
    4.14%(c)                           07/07/06            1,035          1,035,000
  Cumberland County IDRB
    (Lawrence Schiff Silk Co.
    Project) Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    4.13%(c)                           07/07/06              755            755,000
  Cumberland County Municipal
    Authority RB (Presbyterian
    Homes Project) Series 2005B
    DN (Radian Insurance,
    Wachovia Bank N.A. LOC)
    (A-1+)
    4.25%(c)                           12/01/06            2,800          2,809,015
  Dauphin County IDRB Series
    2005 AMT DN (Citizens Bank
    LOC) (A-1+)
    4.00%(c)                           07/07/06            4,000          4,000,000
  Delaware County Authority
    Airport Facilites IDRB (United
    Parcel Service Project) Series
    1985 DN (A-1+, Aaa)
    3.97%(c)                           07/03/06           19,100         19,100,000
  Delaware County Authority RB
    (White Horse Village Project)
    Series 2006B DN
    4.02%(c)                           07/03/06            2,800          2,800,000
  Delaware County IDRB
    (Melmark, Inc. Project) Series
    2006 DN (Commerce Bank
    LOC)
    4.02%(c)                           07/07/06              750            750,000
  Delaware County IDRB (The
    Agnes Irwin School Project)
    Series 2003 DN (Citizens
    Bank of Pennsylvania LOC)
    (VMIG-1)
    3.98%(c)                           07/07/06            1,975          1,975,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)            VALUE
                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware Valley Regional
    Finance Authority Local
    Government RB Series 1985A
    DN (National Australia LOC)
    (A-1, VMIG-1)
    3.97%(c)                            07/07/06          $ 2,500         $ 2,500,000
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2001 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    4.12%(c)                            07/07/06            2,590           2,590,000
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2005 AMT DN (M&T
    Bank Corp. LOC)
    (A-1, VMIG-1)
    4.12%(c)                            07/07/06            2,700           2,700,000
  Emmaus General Authority RB
    Series 1996 DN (FSA
    Insurance) (A-1+)
    3.98%(c)                            07/07/06            1,700           1,700,000
  Erie County IDRB (American
    Turned Products Project)
    Series 1997 AMT DN
    (KeyBank N.A. LOC)
    4.11%(c)                            07/07/06            1,200           1,200,000
  Fayette County IDRB (Dynamic
    Material Corp. Project) Series
    1998 AMT DN (KeyBank N.A.
    LOC)
    4.11%(c)                            07/07/06            1,630           1,630,000
  Franklin County IDRB
    (Chambersburg Hospital
    Project) Series 2000 DN
    (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    4.07%(c)                            07/07/06            2,050           2,050,000
  Franklin County IDRB (Menno
    Haven Project) Series 2001
    DN (Radian Insurance, Fleet
    National Bank SBPA) (A-1+)
    4.02%(c)                            07/07/06            1,680           1,680,000
  Franklin County IDRB (Precast
    System Project) Series 2001A
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    4.12%(c)                            07/07/06            1,760           1,760,000
  Harrisburg Authority School RB
    (Harrisburg Project) Series
    2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank
    Girozentrale Liquidity Facility)
    (A-1+)
    3.97%(c)                            07/07/06            9,950           9,950,000
  Horizon Hospital System
    Authority Health & Housing
    Facility RB (St. Paul Homes
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    4.02%(c)                            07/07/06            7,345           7,345,000
  Horizon Hospital System
    Authority Health & Housing
    Facility RB (St. Paul Homes
    Project) Series 2005 DN (M&T
    Bank Corp. LOC) (A-1+)
    4.02%(c)                            07/07/06            7,900           7,900,000

                                                             PAR
                                         MATURITY           (000)            VALUE
                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Indiana County IDRB
    (Conemaugh Project) Series
    1997A AMT DN (Bank One
    N.A. LOC) (VMIG-1)
    4.04%(c)                            07/07/06          $10,600         $10,600,000
  Lackawanna County IDRB (Herff
    Jones, Inc. Project) Series
    2001 AMT DN (National City
    Bank N.A. LOC)
    4.09%(c)                            07/07/06            2,800           2,800,000
  Lancaster County Hospital
    Authority RB (Ephrata
    Community Hospital Project)
    Series 2006 DN (Fulton LOC)
    (VMIG-1)
    4.07%(c)                            07/07/06            6,600           6,600,000
  Lancaster County Hospital
    Authority RB (Health Center
    Luthercare Project) Series
    1999 DN (M&T Bank Corp.
    LOC) (A-1)
    4.02%(c)                            07/07/06            4,965           4,965,000
  Lancaster County Hospital
    Authority RB (Health
    Center-Masonic Homes
    Project) Series 1996 DN
    (Wachovia Bank LOC)
    (VMIG-1)
    3.98%(c)                            07/07/06            3,100           3,100,000
  Lancaster County Hospital
    Authority RB (Lancaster
    General Hospital Project)
    Series 2002 DN (Fulton Bank
    LOC) (VMIG-1)
    4.07%(c)                            07/07/06            4,000           4,000,000
  Lancaster County Hospital
    Authority RB (Landis Homes
    Retirement Community
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (A-1)
    4.02%(c)                            07/07/06            8,405           8,405,000
  Lancaster County Hospital
    Authority RB (Quarryville
    Presbyterian Project) Series
    2000 DN (M&T Bank Corp.
    LOC) (A-1)
    3.99%(c)                            07/07/06            3,050           3,050,000
  Lancaster County IDRB (Clean
    Creek Partners Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    4.12%(c)                            07/07/06            4,705           4,705,000
  Lancaster County IDRB (D&P
    Skibo LLC Project) Series
    2001 AMT DN (Wachovia
    Bank N.A. LOC)
    4.13%(c)                            07/07/06            1,485           1,485,000
  Lancaster County IDRB (John F.
    Martin & Sons Project) Series
    2001 AMT DN (Fulton Bank
    LOC) (A-2)
    4.22%(c)                            07/07/06              700             700,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Lancaster County IDRB
    (Oakfront LP Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-2, P-1)
    4.12%(c)                          07/07/06           $2,180         $2,180,000
  Lawrence County IDRB (L&N
    Metallurgical Products Project)
    Series 1996 AMT DN (Banque
    Nationale de Paribas LOC)
    4.14%(c)                          07/07/06            3,990          3,990,000
  Lebanon County Health Facility
    RB (Cornwall Manor Project)
    Series 2002 DN (Radian
    Insurance, Fleet National Bank
    SPBA) (A-1+)
    4.07%(c)                          07/07/06            5,000          5,000,000
  Lebanon County Health Facility
    RB (Evangelican Long Church
    Retirement Village Project)
    Series 2000 DN (Northern
    Trust LOC) (A-1+)
    4.02%(c)                          07/07/06            2,900          2,900,000
  Mercer County Industrial
    Authority Economic
    Development RB (Solar
    Atmospheres Western
    Pennsylvania Project) Series
    2001 DN (A-1)
    4.02%(c)                          07/07/06              435            435,000
  Montgomery County Higher
    Education & Health Authority
    RB (Pennsylvania Higher
    Education & Health Loan
    Project) Series 1996A DN
    (M&T Bank Corp. LOC) (A-2)
    4.05%(c)                          07/07/06            2,700          2,700,000
  Montgomery County IDRB
    (Apple Fresh Foods Ltd.
    Project) Series 1996 AMT DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    4.05%(c)                          07/07/06              650            650,000
  Montgomery County IDRB (Peco
    Project) Series 1999 DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.95%(c)                          07/07/06            3,500          3,500,000
  Northampton County IDRB
    (Bethlehem Contracting
    Project) Series 2001A AMT
    DN (M&T Bank Corp. LOC)
    (A-1)
    4.02%(c)                          07/07/06            3,080          3,080,000
  Northampton County IDRB
    (Trent Family Partnership
    Project) Series 2002 AMT DN
    (Wachovia Bank N.A. LOC)
    4.13%(c)                          07/07/06            1,980          1,980,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Homewood
    Retirement Project) Series
    1992E DN (M&T Bank Corp.
    LOC) (VMIG-1)
    4.02%(c)                          07/07/06            4,575          4,575,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Economic
    Development Financing
    Authority RB (Material
    Technology Project) Series
    2000D AMT DN (Wachovia
    Bank N.A. LOC)
    4.08%(c)                          07/07/06           $  700         $  700,000
  Pennsylvania Economic
    Development Financing
    Authority RB (P-Float Trust
    Receipts) Series 2004-1282
    AMT DN (Merrill Lynch & Co.
    LOC, Merrill Lynch Guaranty)
    (A-1)
    4.04%(b)(c)                       07/07/06            5,000          5,000,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Sunoco, Inc.
    Project) Series 2004A AMT
    DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    4.20%(c)                          07/07/06            4,700          4,700,000
  Pennsylvania Energy
    Development Authority RB
    (B&W Ebensburg Project)
    Series 1988 DN (Swiss Bank
    LOC) (A-1+, VMIG-1)
    4.03%(c)                          07/07/06            1,000          1,000,000
  Pennsylvania Higher Education
    Assistance Agency Student
    Loan RB Series 1988E AMT
    DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA)
    (A-1+, VMIG-1)
    4.01%(c)                          07/07/06            2,800          2,800,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1988A AMT
    DN (Student Loan Marketing
    Assoc. Guaranty,
    Westdeutsche Landesbank
    Gironzentrale SBPA)
    (A-1+, VMIG-1)
    4.01%(c)                          07/07/06            4,200          4,200,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1988C AMT
    DN (Student Loan Marketing
    Assoc. Guaranty)
    (A-1+, VMIG-1)
    4.01%(c)                          07/07/06            6,800          6,800,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1997A AMT
    DN (Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    4.05%(c)                          07/07/06            2,300          2,300,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001A AMT
    DN (AMBAC Insurance)
    (A-1+, VMIG-1)
    4.05%(c)                          07/07/06            1,000          1,000,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)            VALUE
                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001B AMT
    DN (Multiple LOCs) (VMIG-1)
    4.05%(c)                           07/07/06          $ 4,200         $4,200,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2002A AMT
    DN (FSA Insurance)
    (A-1+, VMIG-1)
    4.05%(c)                           07/07/06            6,600          6,600,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Assoc.
    of Independent Colleges &
    Universities Project) Series
    2004M-3 MB (M&T Bank
    Corp. LOC) (A-1)
    3.20%                              11/01/06            4,000          4,000,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Drexel
    University Project) Series
    2003B DN (Allied Irish Bank
    PLC Liquidity Facility)
    (Aaa, AA)
    3.97%(c)                           07/07/06            2,455          2,455,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Lycoming College Project)
    Series 2003 MB (Allied Irish
    Bank PLC Liquidity Facility)
    (MIG-1)
    3.20%                              11/01/06            5,500          5,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 DN (Allied Irish
    Bank PLC LOC) (A-1)
    4.00%(c)                           07/07/06            2,500          2,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 MB (M&T Bank
    Corp. LOC) (MIG-1)
    3.20%                              11/01/06            1,300          1,300,000
  Pennsylvania Higher Educational
    Facilities Authority RB (P-Float
    Trust Receipts) Series 2004
    MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital
    Services SBPA) (F-1+)
    4.03%(b)(c)                        07/07/06           19,225         19,225,000
  Pennsylvania Higher Educational
    Facilities Authority RB (P-Float
    Trust Receipts) Series
    2005-2498 DN (Merrill Lynch
    Guaranty) (F-1+)
    4.07%(b)(c)                        07/07/06            8,930          8,930,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Puttable Tax Exempt
    Receipts) Series 2006-1271
    DN (J.P. Morgan Liquidity
    Facility) (A-1+)
    4.01%(b)(c)                        07/07/06            4,870          4,870,000

                                                            PAR
                                        MATURITY           (000)            VALUE
                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Student Assoc. Housing, Inc.
    Project) Series 2006A DN
    (Citizens Bank of PA LOC)
    (VMIG-1)
    3.99%(c)                           07/07/06          $ 9,425         $9,425,000
  Pennsylvania Higher Educational
    Facilities Authority RB Series
    1998 DN (Banque Nationale
    de Paribas LOC) (VMIG-1)
    4.04%(c)                           07/07/06            2,800          2,800,000
  Pennsylvania Housing Finance
    Agency RB (P-Float Trust
    Receipts) Series 2005 MT-163
    AMT DN (FSA Guaranty,
    Merrill Lynch Capital Services
    SBPA) (VMIG-1)
    4.04%(b)(c)                        07/07/06            2,310          2,310,000
  Pennsylvania Housing Finance
    Agency RB (Putters Trust
    Receipts) Series 2005-1213
    DN (J.P. Morgan Chase Bank
    LOC) (VMIG-1)
    4.04%(b)(c)                        07/07/06            2,365          2,365,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-82B
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    4.02%(c)                           07/07/06           10,200         10,200,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-83B
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    4.02%(c)                           07/07/06            7,900          7,900,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-85B
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    4.02%(c)                           07/07/06            1,730          1,730,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-85C
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    4.02%(c)                           07/07/06            5,645          5,645,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 1992-1
    AMT DN (Landesbank SBPA)
    (VMIG-1)
    4.03%(c)                          07/07/06          $ 8,000         $8,000,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2004-83C
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    4.02%(c)                          07/07/06            4,900          4,900,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2005-87C
    AMT DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    4.02%(c)                          07/07/06            1,800          1,800,000
  Pennsylvania Housing Financing
    Agency RB Series 2005 AMT
    DN (Depfa Bank SBPA)
    (VMIG-1)
    4.02%(c)                          07/07/06            4,000          4,000,000
  Pennsylvania State GO (ROC II
    R Trust Receipts) Series
    2006R-506 DN (FSA & MBIA
    Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    4.01%(b)(c)                       07/07/06            4,260          4,260,000
  Pennsylvania State GO Series
    2006-1382 DN (J.P. Morgan
    Liquidity Facility) (A-1+)
    4.01%(c)                          07/07/06            3,550          3,550,000
  Pennsylvania State Turnpike
    Commission RB (Munitops
    Trust Certificates) Series
    2004-9 DN (AMBAC
    Insurance, ABN AMRO SBPA)
    (VMIG-1)
    4.01%(b)(c)                       07/07/06            2,785          2,785,000
  Philadelphia Airport RB (P-Float
    Trust Receipts) Series
    2005-3077 AMT DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (F1+)
    4.05%(b)(c)                       07/07/06            1,765          1,765,000
  Philadelphia Authority for
    Industrial Development RB
    (Performing Arts Center
    Project) Series 2000 DN (First
    Union National Bank of North
    Carolina LOC) (VMIG-1)
    3.92%(c)                          07/07/06              750            750,000
  Philadelphia Authority IDRB
    (Airport Project) Series
    1998P-1 AMT DN (FGIC
    Insurance, Bank of America
    N.A. SBPA) (A-1+)
    4.12%(b)(c)                       07/07/06            5,000          5,000,000
  Philadelphia Authority IDRB
    (Airport Project) Series 2005C
    AMT DN (MBIA Insurance, J.P.
    Morgan Chase SBPA)
    (A-1+, VMIG-1)
    4.05%(c)                          07/07/06            8,900          8,900,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Authority IDRB
    (Greater Philadelphia Health
    System Project) Series 2003
    DN (Commerce Bank N.A.
    Liquidity Facility) (VMIG-1)
    4.00%(c)                          07/07/06          $ 2,800         $2,800,000
  Philadelphia Authority IDRB
    (Inglis Housing Project) Series
    1997 MB (Morgan Guaranty
    Trust LOC) (A-1+)
    3.80%                             08/01/06           11,000         11,000,000
  Philadelphia Authority IDRB (The
    Franklin Institute Project)
    Series 2006 DN (Bank of
    America LOC) (VMIG-1)
    4.00%(c)                          07/07/06            3,400          3,400,000
  Philadelphia Authority IDRB
    (Universal Community Homes
    Project) Series 2003 DN
    (Wachovia Bank N.A. LOC)
    4.08%(c)                          07/07/06            2,480          2,480,000
  Philadelphia Hospitals & Higher
    Education Facilities Authority
    RB (Temple University Health
    Project) Series 2005A DN
    (Wachovia Bank N.A. LOC)
    (A-1+, VMIG-1)
    4.01%(c)                          07/07/06            5,500          5,500,000
  Philadelphia IDRB (Gift of Life
    Donor Program Project) Series
    2003 DN (Commerce Bank
    N.A. LOC) (A-1, VMIG-1)
    4.00%(c)                          07/07/06            5,730          5,730,000
  Philadelphia Redevelopment
    Authority Multi-Family Housing
    RB Series 2006G-1 AMT DN
    (Goldman Sachs Guaranty,
    Goldman Sachs SBPA) (F1)
    4.06%(b)(c)                       07/07/06           20,395         20,395,000
  Philadelphia Redevelopment
    Authority RB TOC Series 2005
    AMT DN (FGIC Insurance)
    (Deutsche Bank Liquidity
    Facility) (F1+)
    4.02%(b)(c)                       07/07/06           10,295         10,295,000
  Philadelphia School District GO
    (P-Float Trust Receipts) Series
    2005-2791 MB (AMBAC
    Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    4.00%(c)                          07/07/06            2,500          2,500,000
  Philadelphia School District GO
    (R-Float Trust Receipts)
    Series 2005 PT-2790 DN
    (AMBAC Insurance, Merrill
    Lynch SBPA) (A-1)
    4.00%(b)(c)                       07/07/06            5,290          5,290,000
  Philadelphia Water RB (Munitops
    Trust Certificates) Series
    2005-15 AMT MB (FSA
    Insurance, ABN-AMRO Bank
    N.V. SBPA) (F-1+)
    3.57%(b)(c)                       11/30/06            7,000          7,000,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Scranton Lackawanna Health &
    Welfare Authority RB (Merlots
    Trust Receipts) Series
    2002A-18 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    4.01%(b)(c)                       07/07/06          $ 2,235         $2,235,000
  South Fork Municipal Authority
    Hospital RB (Conemaugh
    Health System) Series 1998A
    DN (MBIA Insurance LOC)
    (AAA, Aaa)
    3.98%(c)                          07/03/06              800            800,000
  Southcentral General Authority
    RB (Homewood Hanover
    Project) Series 2003 DN (M&T
    Trust N.A. LOC) (A-1)
    4.12%(c)                          07/07/06           18,500         18,500,000
  Southcentral General Authority
    RB (York Cerebral Palsy
    Home Project) Series 2000
    DN (Fulton Bank LOC) (A-1)
    4.07%(c)                          07/07/06            3,600          3,600,000
  Southcentral General Authority
    RB Series 2003 DN (AMBAC
    Insurance, RBC Centura Bank
    SBPA) (A-1)
    4.02%(c)                          07/07/06            8,000          8,000,000
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Municipal
    Trust Certificates) Series
    2001-9016A DN (FGIC
    Insurance) (A-1)
    4.01%(c)                          07/07/06              575            575,000
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Municipal
    Trust Certificates) Series
    2001-9022 DN (FGIC
    Insurance) (A-1)
    4.01%(c)                          07/07/06              100            100,000
  St. Mary Hospital Authority
    Bucks County RB (Catholic
    Health System Project) Series
    2004C DN (A-1+, VMIG-1)
    4.00%(c)                          07/07/06            2,500          2,500,000
  State Public School Building
    Authority RB (Munitop
    Certificate Trusts)
    (Philadelphia School District
    Project) Series 2003-24 DN
    (FSA Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    4.01%(b)(c)                       07/07/06            2,145          2,145,000
  State Public School Building
    Authority RB (Parkland School
    District Project) Series 1999D
    DN (FGIC Insurance) (A-1)
    4.02%(c)                          07/07/06              955            955,000

                                                           PAR
                                       MATURITY           (000)            VALUE
                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  State Public School Building
    Authority RB Series 1257 DN
    (FSA Insurance, Liquid Facility
    PB Capital Corp.) (Putter
    Series 1257) (VMIG-1)
    4.03%(b)(c)                       07/03/06          $ 3,235         $3,235,000
  Union County Hospital Authority
    RB (Evangelical Community
    Hospital Project) Series 2001
    MB (Fleet National Bank
    SPBA, Radian Insurance)
    (A-1)
    3.40%                             02/01/07            8,210          8,210,000
  Union County IDRB (Stabler
    Cos., Inc. Project) Series 2001
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    4.12%(c)                          07/07/06            6,785          6,785,000
  Upper Merion General Authority
    Lease RB Series 2003 DN
    (Commerce Bank N.A. LOC)
    (VMIG-1)
    4.00%(c)                          07/07/06            1,135          1,135,000
  Upper Merion Municipal Utility
    Authority RB Series 2003 DN
    (Commerce Bank N.A. LOC)
    (VMIG-1)
    4.00%(c)                          07/07/06            8,435          8,435,000
  Upper St. Clair Township GO
    Series 2002 MB (FSA
    Insurance, ABN-AMRO Bank
    N.V. SBPA) (AAA, MIG-1)
    3.57%(b)                          08/23/06            9,650          9,650,000
  Venango IDRB (Scrubgrass
    Project) Series 2006 AMT MB
    (Dexia Group LOC)
    (A-1+, P-1)
    3.70%                             08/03/06           26,286         26,286,000
  Venango PA IDRB (Dexia LOC)
    AMT MB (Scrubgrass Project)
    (A-1+, P-1)
    3.70%                             08/03/06           17,000         17,000,000
  Westmoreland County Authority
    RB (Morgan Stanley Trust)
    Series 2006-1248 DN (FSA
    Insurance, Morgan Stanley
    Liquid Facility) (VMIG-1)
    4.01%(b)(c)                       07/07/06            2,000          2,000,000
  Westmoreland County IDRB
    (Industrial Development
    McCutcheon Enterprise
    Project) Series 1999 AMT DN
    (National City Bank N.A. LOC)
    4.14%(c)                          07/07/06            1,780          1,780,000
  Westmoreland County IDRB
    (Redstone Retirement Project)
    Series 2005B DN (Sovereign
    Bank LOC, Bank of Nova
    Scotia LOC) (A-1+)
    3.98%(c)                          07/07/06            2,300          2,300,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)        VALUE
                                      ----------   ---------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  York County Hospital Authority
    RB (Homewood Retirement
    Centers of The United Church
    of Christ, Inc. Project) Series
    1990 DN (M&T Bank Corp.
    LOC) (VMIG-1)
    4.02%(c)                          07/07/06     $4,500      $ 4,500,000
  York County IDRB (Allied-Signal,
    Inc. Project) Series 1993 DN
    (FGIC Insurance) (A-1)
    4.20%(c)                          07/07/06      1,000        1,000,000
  York County IDRB (Interstate
    Holdings Co. Project) Series
    2003 AMT DN (Wachovia
    Bank N.A. Liquidity Facility)
    4.13%(c)                          07/07/06      1,290        1,290,000
  York County IDRB (Raich Family
    Ltd. Partner Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    4.12%(c)                          07/07/06      2,285        2,285,000
  York County IDRB (York Sheet
    Metal, Inc. Project) Series
    1998 DN (Wachovia Bank
    N.A. LOC)
    4.12%(c)                          07/07/06      2,450        2,450,000
  York General Authority RB
    (Strand Capital Performing
    Arts Center Project) Series
    2002 DN (M&T Bank Corp.
    LOC) (A-2)
    4.05%(c)                          07/07/06      5,700        5,700,000

                                                               -----------
                                                               610,315,015
                                                               -----------
Puerto Rico - 0.8%
  Commonwealth of Puerto Rico
    Infrastructure Financing
    Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank
    LOC) (VMIG-1)
    3.32%                             11/15/06      4,995        4,995,000
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES -  101.5%
  (Cost $615,310,015(a))                                       615,310,015
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (1.5)%                                        (8,957,538)
                                                               -----------
NET ASSETS - 100.0%                                           $606,352,477
                                                              ============
-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30,
     2006, the Portfolio held 21.0% of its net assets, with a current market value of $127,575,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of June 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)           VALUE
                                      ----------   ------------------   ---------
MUNICIPAL BONDS - 99.5%
Puerto Rico - 3.1%
  Commonwealth of Puerto Rico
    Electric Power Authority RB
    (Goldman Sachs Trust
    Receipts) Series 2002-1 DN
    (MBIA Insurance, Bank of New
    York SBPA) (A-1+)
    3.98%(b)(c)                       07/07/06           $  800         $ 800,000
  Commonwealth of Puerto Rico
    Infrastructure Financing
    Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank
    LOC) (VMIG-1)
    3.32%(b)                          11/15/06              250           250,000

                                                                        ---------
                                                                        1,050,000
                                                                        ---------
Virginia - 96.4%
  Alexandria IDRB (American
    Correctional Assoc. Project)
    Series 2006 DN (Bank of
    America N.A. LOC) (VMIG-1)
    4.00%(c)                          07/07/06            2,100         2,100,000
  Alexandria IDRB (YMCA of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    4.02%(c)                          07/07/06            2,985         2,985,000
  Arlington County IDRB
    (Woodbury Park Project)
    Series 2005A DN (Federal
    Home Loan Mortgage Liquidity
    Facility) (AAA, VMIG-1)
    3.97%(c)                          07/07/06            1,570         1,570,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Merlots Trust Receipts)
    Series 2003 DN (MBIA
    Insurance, Wachovia Bank
    N.A. Liquidity Facility)
    (VMIG-1)
    4.01%(b)(c)                       07/03/06              100           100,000
  Chesterfield County IDRB
    (P-Float Trust Receipts) Series
    2004 PT-2133 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+, AA-)
    4.06%(b)(c)                       07/07/06            1,250         1,250,000
  Clarke County IDA Hospital
    Facilities RB (Winchester
    Medical Center, Inc. Project)
    Series 2000 DN (Morgan
    Guaranty Trust LOC)
    (A-1+, VMIG-1)
    3.98%(c)                          07/07/06              400           400,000
  Fairfax County Economic
    Development Authority RB
    (National Ind. for Severe
    Handicap Project) Series 2002
    DN (SunTrust Bank LOC)
    (VMIG-1)
    3.99%(c)                          07/07/06              450           450,000

                                                           PAR
                                       MATURITY           (000)           VALUE
                                      ----------   ------------------   ---------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Hampton Redevelopment &
    Housing Authority RB
    (Multi-Family Housing Project)
    Series 1998 DN (Federal
    National Mortgage Assoc.
    Credit Support & LOC)
    (VMIG-1)
    3.97%(c)                          07/07/06           $  400         $ 400,000
  Hampton Roads Regional Jail
    Authority Facilities RB (ROC
    Trust Receipts) Series
    2004-2156 MB (MBIA
    Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    4.01%(b)(c)                       07/07/06              665           665,000
  Harrisonburg IDRB (Rockingham
    Memorial Hospital Project)
    Series 2005 DN (SunTrust
    Bank LOC) (VMIG-1)
    4.00%(c)                          07/07/06              200           200,000
  Loudoun County IDRB (Hill
    School Project) Series 2002
    DN (SunTrust Bank LOC)
    (AA-, A-1+)
    3.99%(c)                          07/07/06            1,100         1,100,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003E DN
    (A-1+, VMIG-1)
    3.93%(c)                          07/03/06              350           350,000
  Newport News IDRB Series
    2004 DN (Bank of America
    N.A. LOC) (Aa1, VMIG-1)
    4.00%(c)                          07/07/06              200           200,000
  Peninsula Ports Authority Coal
    Terminal RB (Dominion
    Terminal Project) Series
    1987C DN (Citibank N.A.
    LOC) (P-1)
    3.98%(c)                          07/03/06              300           300,000
  Richmond IDRB (Diocese of
    Virginia Church School
    Project) Series 2001 DN
    (SunTrust Bank LOC)
    (VMIG-1)
    4.03%(c)                          07/01/06            1,500         1,500,000
  Tobacco Settlement Financing
    Corp. RB (P-Float Trust
    Receipts) Series 2005
    PA-1303 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    4.03%(b)(c)                       07/07/06            1,350         1,350,000
  Tobacco Settlement Financing
    Corp. RB (P-Float Trust
    Receipts) Series 2005
    PA-1341 DN (Merrill Lynch
    Insured, Merrill Lynch LOC)
    (F-1+)
    4.03%(b)(c)                       07/07/06            3,800         3,800,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
             VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)        VALUE
                                      ----------   ---------   ----------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  University of Virginia RB
    (Munitops Certificates Trust)
    Series 2005-48 DN (ABN
    AMRO SBPA) (VMIG-1)
    4.00%(b)(c)                       07/07/06     $1,500      $1,500,000
  Virgina State Public School
    Authority RB (School Finance
    Project) Series 1997D MB
    5.00%                             08/01/06        300         300,340
  Virginia Beach Development
    Authority IDRB (Ocean Ranch
    Motel Corp. Project) Series
    1998 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    4.01%(c)                          07/07/06        800         800,000
  Virginia Beach Public
    Improvement GO Series 2002
    MB
    5.25%                             03/01/07        150         151,459
  Virginia College Building
    Authority RB Series 2003-379
    DN (J.P. Morgan Chase Bank
    LOC) (A-1+)
    4.01%(b)(c)                       07/07/06      2,885       2,885,000
  Virginia Commonwealth
    University RB Series 2006A
    DN (Wachovia Bank LOC)
    (A-1+, VMIG-1)
    3.98%(c)                          07/03/06      1,600       1,600,000
  Virginia Public School Authority
    RB (ROC Trust Receipts)
    Series 2003R-4050-ROC-II
    DN (Citigroup Liquidity
    Facility) (A-1+)
    4.01%(b)(c)                       07/07/06      1,870       1,870,000
  Virginia Resource Authority
    Clean Water State Revolving
    Fund RB (P-Float Trust
    Receipts) Series 2000 PA-790
    DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Captial
    Services SBPA) (A-1)
    3.99%(b)(c)                       07/07/06        505         505,000
  Virginia State Housing Authority
    RB (P-Floats Trust Receipts)
    Series 2005 PA-1310-R DN
    (MBIA Insured, Merrill Lynch
    SBPA) (F-1+)
    3.07%(b)(c)                       07/07/06      1,600       1,600,000
  Virginia State Public School
    Authority RB (School
    Financing Referendum
    Project) Series 2003D MB
    (AA+, Aa1)
    5.00%                             02/01/07      1,300       1,311,229
  Winchester Authority Residential
    Care Facility IDRB
    (Westminster-Cantenbury
    Project) Series 2005B DN
    (Branch Banking & Trust LOC)
    (VMIG-1)
    4.01%(c)                          07/07/06      1,000       1,000,000

                                                               ----------
                                                               32,243,028
                                                               ----------

                                                                 VALUE
                                                              -----------
TOTAL INVESTMENTS IN SECURITIES -
99.5%
  (Cost $33,293,028(a))                                       $33,293,028
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                                              162,655
                                                              -----------
NET ASSETS - 100.0%                                           $33,455,683
                                                              ===========
-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June 30,
     2006, the Portfolio held 49.5% of its net assets, with a current market value of $16,575,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of June 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

  AMBAC   American Municipal Bond Assurance Corp.
  AMT     Alternative Minimum Tax
  BAN     Bond Anticipation Note
  CDC     CDC Funding Group
  COP     Certificates of Participation
  DN      Demand Notes
  FGIC    Financial Guaranty Insurance Co.
  FSA     Financial Security Assurance
  GO      General Obligation
  IDA     Industrial Development Authority
  IDRB    Industrial Development Revenue Bond
  LLC     Limited Liability Co.
  LOC     Letter of Credit
  MB      Municipal Bond
  MBIA    Municipal Bond Insurance Association
  PCRB    Pollution Control Revenue Bond
  PLC     Public Limited Co.
  RB      Revenue Bond
  ROC     Reset Option Certificate
  SBPA    Stand-by Bond Purchase Agreement
  TAN     Tax Anticipation Note
  TECP    Tax-Exempt Commercial Paper
  TOC     Tender Option Certificate
  TRAN    Tax and Revenue Anticipation Note
  XLCA    XL Capital Assurance

The ratings provided by the Fitch Investors Service, Moody's Investors Service,
Inc. and Standard & Poor's Ratings Service of the investments in the various
Portfolios are believed to be the most recent ratings available at June 30,
2006.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BLACKROCK STRATEGIC PORTFOLIO I

AS OF JUNE 30, 2006 (UNAUDITED)

                                    PAR
                     MATURITY      (000)          VALUE
                    ---------   ----------   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.8%
  Federal Home Loan Mortgage
    Corp.
    4.62%
  (Cost $18,274,919) 02/15/07   $   14,600   $   18,821,643
                                             --------------
FOREIGN BONDS - 71.6%
Canada - 6.6%
  Government of Canada Bonds
    (CND)
                    09/01/10-
     4.00%           06/01/16        3,060        2,649,589
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%            06/16/15        4,660        2,757,021
  Province of Quebec Bonds
    (NZD)
    6.75%            11/09/15           70           42,384
                                              -------------
                                                  5,448,994
                                             --------------
France - 3.2%
  French Treasury Notes (EUR)
    2.50%            06/12/10        2,200        2,681,716
                                             --------------
Germany - 14.2%
  Bundesobligation (EUR)
    4.00%            02/16/07        6,400        8,221,941
    3.25%            04/17/09          850        1,075,342
    3.50%            04/08/11        1,925        2,426,594
                                              --------------
                                                 11,723,877
                                             --------------
Italy - 3.7%
  Buoni Poliennali Del Tes (EUR)
    2.75%            06/15/10        2,500        3,066,140
                                             --------------
Japan - 21.6%
  Japan Government Bonds (JPY)
    0.79%(b)         01/20/21    2,100,000       17,853,303
                                             --------------
Mexico - 0.8%
  Mexican Fixed Rate Bonds
    (MXP)
    9.00%            12/22/11        5,240          471,254
    8.00%            12/19/13        2,070          173,608
                                             --------------
                                                    644,862
                                             --------------
Netherlands - 3.2%
  Kingdom of Netherlands Bonds
    (EUR)
    4.00%            01/15/37        2,200        2,655,488
                                             --------------
New Zealand - 3.4%
  General Electric Capital Corp.,
    Senior Unsubordinated Notes
    (NZD)
    6.50%            09/28/15        4,680        2,777,451
                                             --------------
Spain - 11.0%
  Bonos Y Oblig. Del Estado
    (EUR)
    3.25%            07/30/10        2,200        2,755,787
    5.40%            07/30/11        4,625        6,320,490
                                             --------------
                                                  9,076,277
                                             --------------

                                    PAR
                     MATURITY      (000)          VALUE
                    ---------   ----------   --------------
FOREIGN BONDS (Continued)
United Kingdom - 3.9%
  United Kingdom Treasury Bonds
    (GBP)
    4.75%            09/07/15   $    1,750   $    3,240,948
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $59,824,683)                             59,169,056
                                             --------------

                                PAR/SHARES
                                   (000)
                                ----------
SHORT TERM INVESTMENTS - 10.3%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(c)         07/03/06        4,500        4,500,000
  U.S. Treasury Bills
    4.57%(d)         07/06/06          350          349,867
  Galileo Money Market Fund          3,644        3,643,540
                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,493,407)                               8,493,407
                                             --------------
TOTAL INVESTMENTS IN SECURITIES - 104.7%
  (Cost $86,593,010(a))                          86,484,106

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (4.7)%                          (3,845,523)
                                             --------------
NET ASSETS - 100.0%                          $   82,638,583
                                             ==============
----------
(a)  Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation          $      849,911
      Gross unrealized depreciation                (958,815)
                                             --------------
                                             $     (108,904)
                                             ==============

(b)  Rates shown are the rates as of June 30, 2006.
(c)  Rates shown are the effective yields as of June 30, 2006.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $299,886 on 208 short Euro Bobl futures contracts and 17 short British Gilt futures contracts expiring on September 2006. The notional value of such contracts on June 30, 2006 was $32,418,592, with an unrealized gain of
     $149,822 (including commissions of $580).

                     KEY TO INVESTMENT ABBREVIATIONS

     CND  Canadian Dollar
     EUR  Euro
     JPY  Japanese Yen
     MXP  Mexican Peso
     NZD  New Zealand Dollar

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           ENHANCED INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.0%
  U.S. Treasury Bonds
    10.38%                                   11/15/12     $  325    $  346,861
  U.S. Treasury Notes
     4.25%(b)                                01/15/11      1,225     1,182,843

                                                                    ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $1,568,591)                                                  1,529,704
                                                                    ----------
MORTGAGE PASS-THROUGHS - 10.7%
  Federal Home Loan Mortgage Corp.
    ARM
     3.54%(c)                                05/01/34        621       591,196
     3.55%(c)                                07/01/34        571       563,222
     4.31%(c)                                11/01/34        430       414,012
     4.86%(c)                                05/01/35        700       677,083
     5.00%(c)                                09/01/35        558       545,410
  Federal National Mortgage Assoc.
    ARM
     3.86%(c)                                10/01/33        755       740,870
     4.86%(c)                                06/01/35        401       393,455
     5.33%(c)                                10/01/35        383       371,981
     6.00%(c)                                06/01/36        700       689,084
  Government National Mortgage
    Assoc. II ARM
     5.12%(c)                                11/20/29         55        55,224
     4.50%(c)                                08/20/31         98        97,800
  Government National Mortgage
    Assoc. II Hybrid
     3.75%(c)                                06/20/34        270       260,958

                                                                    ----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $5,505,321)                                                  5,400,295
                                                                    ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.5%
  Federal National Mortgage Assoc.,
    Series 05-68, Class PB
     5.75%
  (Cost $240,807)                            07/25/35        234       232,900
                                                                    ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
  Adjustable Rate Mortgage Trust,
    Series 04-4, Class 5A3
     5.69%(c)                                03/25/35        191       191,324
  Banc of America Funding Corp.,
    Series 04-C, Class 4A2
     5.61%(c)                                12/20/34        296       296,776
  Bear Stearns Mortgage Trust, Series
    04-12, Class 1A1
     5.67%(c)                                01/25/35        249       249,932
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
     5.69%(c)                                01/25/35        347       347,268
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
     3.27%(c)                                10/25/34        212       207,193
  Commercial Mortgage Pass-Through
    Certificates, Series 00-C1, Class
    A2
     7.42%                                   04/15/10        340       354,885
  Countrywide Home Loans, Series
    04-29, Class 1A1
     5.59%(c)                                02/25/35        260       260,422
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C1,
    Class A1B
     6.48%                                   05/17/40        290       293,456

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-C1,
    Class A1
     7.32%                                   04/15/42     $  330    $  333,182
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-10,
    Class 2A1
     7.50%                                   05/25/32         51        51,161
  Federal Home Loan Mortgage Corp.,
    Series 04-SF5, Class GB
     1.77%                                   12/15/07         87        87,032
  Federal Home Loan Mortgage Corp.,
    Series 232 (IO)
     5.00%(d)                                08/01/35        748       198,411
  Federal Home Loan Mortgage Corp.,
    Series 2763, Class PA
     4.50%                                   09/15/10         42        42,150
  Federal Home Loan Mortgage Corp.,
    Series 2808, Class PA
     4.00%                                   09/15/12         19        19,113
  Federal National Mortgage Assoc.,
    Series 93-188, Class K
     6.00%                                   10/25/08        298       297,491
  Federal National Mortgage Assoc.,
    Series 02-39, Class FB
     5.63%(c)                                03/18/32         44        43,737
  Federal National Mortgage Assoc.,
    Series 04-25, Class PA
     5.50%                                   10/25/30        102       101,669
  Federal National Mortgage Assoc.,
    Series 04-36, Class BS
     5.50%                                   11/25/30        139       138,282
  Federal National Mortgage Assoc.,
    Series 04-W10, Class A1
     5.75%                                   08/25/34        111       110,461
  Federal National Mortgage Assoc.,
    Series 05-84, Class XE
     5.75%(c)                                01/25/26        283       282,705
  Federal National Mortgage Assoc.,
    Series 05-84, Class XK
     5.75%                                   08/25/23        303       302,255
  Federal National Mortgage Assoc.,
    Series 06-60, Class LK
     6.50%                                   12/31/49        500       505,156
  First Horizon Trust, Series 04-AR2,
    Class 2A1
     4.57%(c)                                05/25/34        636       623,929
  GSAA Home Equity Trust, Series
    04-8, Class A3A
     5.69%(c)                                09/25/34        214       214,806
  GSAA Home Equity Trust, Series
    06-2N, Class Note
     6.00%(e)                                12/25/35        148       148,012
  GSR Mortgage Loan Trust, Series
    04-11, Class 5A1
     4.21%(c)                                09/25/34        542       535,642
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
     3.69%(c)                                08/25/34        132       130,370
  GSR Mortgage Loan Trust, Series
    05, Class 1A1
     5.16%(c)                                02/25/36        524       523,950

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  GSR Mortgage Loan Trust, Series
    05-AR6, Class 1A1
    4.55%(c)                                  09/25/35     $  548    $   539,264
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 4A1
    3.89%(c)                                  08/25/34        585        563,629
  Merrill Lynch Mortgage Investors,
    Inc., Series 97-B, Class A
    5.48%(c)                                  11/15/25        539        540,262
  Merrill Lynch Mortgage Investors,
    Inc., Series 04-E, Class A2A
    5.43%(c)                                  11/25/29        227        227,555
  MortgageIT Trust, Series 04-1, Class
    A1
    5.71%(c)                                  11/25/34        384        386,720
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                                     12/25/16        140        138,912
  Structured Asset Securities Corp.,
    Series 04-3AC, Class A2
    4.92%(c)                                  03/25/34        186        183,614
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.62%(c)                                  09/25/34        182        183,991
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(e)                                  05/25/36        336        327,553
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class X (IO)
    2.31%(d)(e)                               05/25/36      4,232        261,348
  Washington Mutual Mortgage Loan
    Trust, Series 05-AR5, Class A6
    4.67%(c)                                  05/25/35        550        531,040
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-V, Class
    1A2
    3.84%(c)                                  10/25/34        757        741,257

                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $11,624,321)                                                  11,515,915
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.8%
  American Home Mortgage Assets,
    Series 05-1, Class 3A11
    5.59%(c)                                  11/25/35        483        484,470
  Banc of America Commercial
    Mortgage Inc., Series 03-1, Class
    A1
    3.88%                                     09/11/36        427        404,976
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
    7.01%(e)                                  05/25/29        174        173,155
  Bear Stearns Commercial Mortgage
    Securities, Series 00-WF, Class A1
    7.11%                                     10/15/32        262        265,553
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
    7.76%                                     04/15/32        323        339,464
  Citigroup Mortgage Loan Trust, Inc.,
    Series 05-2, Class 1A1
    4.28%(c)                                  05/25/35        549        542,680
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                     03/15/08        220        220,925

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Deutsche Alt-A Securities, Inc.,
    Series 06-AF1, Class A1
    5.40%(c)                                  04/25/36     $  367    $   367,312
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                     11/10/33        369        386,069
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                     08/15/36        136        140,466
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C1, Class A2
    7.72%                                     03/15/33        335        353,864
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 03-C2, Class X2 (IO)
    0.28%(d)(e)                               05/10/40      6,560         34,910
  Goldman Sachs Mortgage Securities
    Corp., Series 98-C1, Class A3
    6.14%                                     10/18/30        448        450,584
  Homebanc Mortgage Trust, Series
    05-4, Class A1
    5.59%(c)                                  10/25/35        585        584,964
  Impac Secured Assets Corp., Series
    05-2, Class A2A
    5.44%(c)                                  03/25/36        469        469,496
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                     12/15/19        372        374,300
  Merrill Lynch Mortgage Trust, Series
    02-MW1, Class XP (IO)
    1.54%(d)(e)                               07/12/34      2,521         90,104
  Nationslink Funding Corp., Series 99,
    Class 1
    6.32%                                     01/20/31        419        422,818
  Opteum Mortgage Acceptance Corp.,
    Series 06-1, Class 1A1A
    5.41%(c)                                  04/25/36        414        414,024
  Structured Asset Receivable Trust,
    Series 04-1
    4.13%(c)                                  04/21/11        470        470,453
  Wachovia Bank Commercial
    Mortgage Trust
    4.04%                                     02/15/35        459        439,353

                                                                     -----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $7,535,886)                                                    7,429,940
                                                                     -----------
ASSET BACKED SECURITIES - 38.9%
  Auto Receivables Owner Trust,
    Series 05-1, Class A3
    3.53%                                     10/21/08        542        535,028
  Bear Stearns, Inc., Series 05-HE12,
    Class 1A1
    5.42%(c)                                  12/25/35        428        427,872
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    5.41%(c)                                  01/25/30        365        365,365
  Bear Stearns, Inc., Series 06-HE3,
    Class A1
    5.40%(c)                                  01/25/36        749        749,332

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)     VALUE
                                         ---------- ---------- ---------
ASSET BACKED SECURITIES (Continued)
  Bear Stearns, Inc., Series 06-PC1,
    Class A1
    5.04%(c)                             01/25/29     $  302    $302,525
  BMW Vehicle Owner Trust, Series
    05-A, Class A3
    4.02%                                02/25/09        575     569,221
  Capital Auto Receivables Asset Trust,
    Series 04-1, Class A3
    2.00%                                11/15/07        266     263,417
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A2
    3.35%                                02/15/08        725     718,430
  Carrington Mortgage Loan Trust,
    Series 06-OPT1, Class A1
    5.39%(c)                             02/25/29        866     866,385
  Centex Home Equity Loan Trust,
    Series 06-A, Class AV1
    5.37%(c)                             06/25/36        630     630,354
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                06/15/10        400     388,496
  Chase Manhattan Auto Owner Trust,
    Series 03-C, Class A3
    2.26%                                11/15/07        115     114,816
  Citibank Credit Card Issuance Trust,
    Series 04, Class A4
    3.20%                                08/24/09        300     292,035
  Citibank Credit Card Issuance Trust,
    Series 04-A1, Class A1
    2.55%                                01/20/09        325     319,875
  Citigroup Mortgage Loan Trust, Inc.,
    Series 06-HE1, Class A1
    5.14%(c)                             01/25/36        463     462,760
  Conseco Finance Securitizations
    Corp., Series 01-4, Class A3
    6.09%                                01/01/24        105     104,706
  Countrywide Certificates, Series
    05-16, Class 4AV1
    5.42%(c)                             07/25/26        363     363,453
  Countrywide Certificates, Series
    05-BC4, Class 2A1
    5.44%(c)                             11/25/28        314     313,705
  Countrywide Certificates, Series
    05-IM3, Class A1
    5.44%(c)                             04/25/28        406     405,600
  DaimlerChrysler Auto Trust, Series
    06, Class A3
    5.33%                                08/08/10        450     448,101
  Encore Credit Receivables Trust,
    Series 05-4, Class 2A1
    5.42%(c)                             01/25/36        206     206,453
  Fieldstone Mortgage Investment
    Corp., Series 05-3, Class 2A1
    5.44%(c)                             02/25/36        325     324,688
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                                11/15/08        702     694,379
  Ford Credit Auto Owner Trust, Series
    05-B, Class A3
    4.17%                                01/15/09        225     222,675
  Ford Credit Auto Owner Trust, Series
    05-C, Class A2
    4.24%                                03/15/08        300     299,013
  Home Equity Asset Trust, Series
    05-6, Class 2A1
    5.44%(c)                             12/25/35        389     389,238

                                                        PAR
                                          MATURITY     (000)     VALUE
                                         ---------- ---------- ---------
ASSET BACKED SECURITIES (Continued)
  Home Equity Asset Trust, Series
    05-7, Class 2A1
    5.20%(c)                             01/25/36     $  356    $356,126
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                                06/16/08        112     111,400
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.46%                                05/21/09        325     320,999
  J.P. Morgan Mortgage Acquisition
    Corp., Series 05-OPT2, Class A2
    5.40%(c)                             05/25/25        269     268,658
  Long Beach Asset Holdings Corp.,
    Series 05-2, Class N1
    4.15%(e)                             04/25/35         75      74,457
  Long Beach Mortgage Loan Trust,
    Series 06-2, Class 2A1
    5.39%(c)                             03/25/36        504     504,335
  Master Asset Backed Securities
    Trust, Series 06-FRE1, Class A1
    5.15%(c)                             12/25/35        472     472,020
  Morgan Stanley Capital, Inc., Series
    05-HE5, Class A2A
    5.42%(c)                             09/25/35        278     277,749
  New Century Home Equity Loan
    Trust, Series 05-C, Class A2A
    5.40%(c)                             12/25/35        336     336,320
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                12/17/07        384     381,341
  Nissan Auto Receivables Owner
    Trust, Series 04-C, Class A3
    2.85%                                10/15/07        398     395,209
  Novastar Home Equity Loan, Series
    06-2, Class A2A
    5.25%(c)                             06/25/36        475     475,000
  Option One Mortgage Loan Trust,
    Series 01-4, Class A
    5.92%(c)                             01/25/32         17      16,558
  Option One Mortgage Loan Trust,
    Series 05-4, Class A2
    5.18%                                11/25/35        343     343,262
  Ownit Mortgage Loan Certificates,
    Series 05-4, Class A2A1
    5.44%(c)                             08/25/36        380     380,164
  Peoples Choice Home Loan
    Securities Trust, Series 05-4, Class
    1A1
    5.44%(c)                             12/25/35        248     247,628
  Popular Mortgage Pass-Through
    Trust, Series 04-4, Class AF1
    5.57%(c)                             09/25/34        416     416,650
  Residential Asset Securities Corp.,
    Series 01-KS4, Class AIB
    5.64%(c)                             05/25/32        217     216,602
  Specialty Underwriting & Residential
    Finance, Series 05-BC3, Class
    A2A
    5.44%(c)                             06/25/36        289     288,742
  Structured Asset Investment Loan
    Trust, Series 05-10, Class A3
    5.41%(c)                             12/25/35        414     413,601
  Structured Asset Investment Loan
    Trust, Series 06-BNC1, Class A2
    5.39%(c)                             03/25/36        374     373,809

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  USAA Auto Owner Trust, Series 04-1,
    Class A3
    2.06%                                  04/15/08     $  175    $   173,962
  USAA Auto Owner Trust, Series 04-2,
    Class A3
    3.03%                                  06/16/08        138        137,325
  USAA Auto Owner Trust, Series 05-1,
    Class A2
    3.55%                                  09/17/07         28         28,433
  USAA Auto Owner Trust, Series 05-1,
    Class A3
    3.90%                                  07/15/09        325        320,330
  USAA Auto Owner Trust, Series 05-2,
    Class A3
    4.00%                                  12/15/09        650        639,593
  USAA Auto Owner Trust, Series 06-2,
    Class A3
    5.32%                                  09/15/10        575        572,257
  WFS Financial Owner Trust, Series
    02-4, Class A4A
    3.11%                                  08/20/10        236        232,181

                                                                  -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $19,640,358)                                               19,552,633
                                                                  -----------
CORPORATE BONDS - 8.3%
Aerospace - 0.3%
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                  11/16/06        150        149,145
                                                                  -----------
Banks - 1.3%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                                  06/30/08         20         18,880
  Bank of America Corp., Senior
    Unsecured Notes
    3.88%                                  01/15/08        100         97,515
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                                  02/01/08        200        193,808
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                                  05/30/07        150        149,304
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                                  05/30/08         30         28,455
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.12%                                  02/15/07        180        179,457

                                                                  -----------
                                                                      667,419
                                                                  -----------
Computer Software & Services - 0.1%
  Oracle Corp./Ozark Holdings,
    Unsecured Notes
    5.00%(e)                               01/15/11         75         72,381
                                                                  -----------
Finance - 3.5%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(f)                            07/07-01/08      1,450      1,445,763
    3.60%                                  10/15/08        125        119,662
  Golden West Financial Corp., Senior
    Unsecured Notes
    4.12%                                  08/15/07         15         14,724
  Household Finance Corp., Unsecured
    Notes
    4.12%                                  12/15/08        150        144,867

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                                  11/16/07     $   25    $    24,820

                                                                  -----------
                                                                    1,749,836
                                                                  -----------
Insurance - 0.4%
  ASIF Global Financing, Unsecured
    Notes
    3.90%(e)                               10/22/08         20         19,278
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(e)                               06/19/08         75         70,614
  Prudential Insurance Co., Notes
    6.38%(e)                               07/23/06        100        100,040

                                                                  -----------
                                                                      189,932
                                                                  -----------
Oil & Gas - 0.3%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                                  11/01/06        130        129,800
                                                                  -----------
Pharmaceuticals - 0.1%
  Merck & Co., Inc., Senior Unsecured
    Notes
    5.25%                                  07/01/06         50         50,000
                                                                  -----------
Railroad & Shipping - 0.2%
  Canadian National Railway Co.,
    Senior Notes
    6.45%                                  07/15/36        125        125,096
                                                                  -----------
Real Estate - 0.3%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    8.25%                                  07/15/08        140        146,547
                                                                  -----------
Retail Merchandising - 0.3%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                                  09/01/08         25         25,400
  May Department Stores Co.,
    Unsecured Notes
    3.95%                                  07/15/07        150        147,067

                                                                  -----------
                                                                      172,467
                                                                  -----------
Telecommunications - 0.5%
  Lenfest Communications, Inc., Senior
    Notes
    7.62%                                  02/15/08        125        128,111
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    6.12%                                  06/15/07        125        125,696

                                                                  -----------
                                                                      253,807
                                                                  -----------
Transportation - 0.3%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                                  10/15/07         75         75,000
  Union Pacific Corp., Unsecured
    Notes
    6.79%                                  11/09/07         50         50,646

                                                                  -----------
                                                                      125,646
                                                                  -----------
Yankee - 0.7%
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
    5.13%(c)(g)                            04/09/09        150        150,136

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  PAR
                                      MATURITY   (000)      VALUE
                                     ---------- ------- -----------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Republic of Italy, Unsecured Notes
    2.75%(g)                         12/15/06    $125    $  123,714
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(g)                         08/01/06      75        75,008
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    3.95%(g)                         01/30/08      10         9,739

                                                         ----------
                                                            358,597
                                                         ----------
TOTAL CORPORATE BONDS
  (Cost $4,248,046)                                       4,190,673
                                                         ----------
TAXABLE MUNICIPAL BONDS - 0.2%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%
  (Cost $80,000)                     10/15/07      80        77,885
                                                         ----------

                                             PAR/SHARES
                                                (000)
                                            -----------
SHORT TERM INVESTMENTS - 5.3%
  French Treasury Bills (EUR)
    2.56%(h)                         07/13/06       406      519,518
  Galileo Money Market Fund                       2,161    2,161,067

                                                           ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,661,874)                                        2,680,585
                                                           ---------

TOTAL INVESTMENTS IN
  SECURITIES -  104.6%
  (Cost $53,105,204(a))                                   52,610,530
                                                          ----------

                                              NUMBER OF
                                              CONTRACTS
                                        ---------------
PUT SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price $5.30,
    Expires 10/26/06
  (Premiums received                         (590)(i)        (21,840)
                                                             -------
$10,178)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (4.6)%                                        (2,315,090)
                                                        ------------
NET ASSETS - 100.0%                                     $ 50,273,600
                                                        ============

-------------------

(a)  Cost for federal income tax purposes is $53,106,711. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                      $     19,353
     Gross unrealized depreciation                          (515,534)
                                                        ------------
                                                        $   (496,181)
                                                        ============

(b)  Securities, or a portion thereof, subject to financing transactions.
(c)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(d)  Rates shown are the effective yields as of June 30, 2006.
(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 2.7% of its net assets, with a current market value of
     $1,371,852, in securities restricted as to resale.
(f)  Securities, or a portion thereof, pledged as collateral with a value of
     $149,187 on 46 long U.S. Treasury Note futures contracts and 66 short U.S.
     Treasury Note futures contracts expiring September 2006 and 1 short
     Euro-dollar futures contract expiring December 2006. The value of such contracts on June 30, 2006 was $16,388,763, with an unrealized gain of
     $13,368 (including commissions of $250).
(g)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(h)  The rate shown is the effective yield at the time of purchase.
(i)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          LOW DURATION BOND PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.0%
  Small Business Administration
    Participation Certificates, Series
    97, Class A
    5.85%(b)(c)                                  08/15/22    $    722   $    715,769
  U.S. Treasury Notes
    5.12%                                        06/30/08      13,000     12,991,875

                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $13,696,363)                                                      13,707,644
                                                                        ------------
MORTGAGE PASS-THROUGHS - 8.8%
  Federal Home Loan Mortgage Corp.
    ARM
    3.54%(c)                                     05/01/34       5,066      4,822,721
    3.33%(c)                                     07/01/34       1,023      1,016,232
    3.55%(c)                                     07/01/34       3,264      3,217,605
    4.31%(c)                                     11/01/34      15,437     14,858,259
  Federal Home Loan Mortgage Corp.
    Gold
    8.25%                                        06/01/09           1            962
  Federal National Mortgage Assoc.
    6.50%                                        11/01/08         260        260,698
    6.00%                                     03/12-02/17         921        922,682
    5.00%                                        04/01/21          99         95,089
    4.46%                                        03/25/27       2,534      2,514,910
  Federal National Mortgage Assoc.
    1Year CMT
    6.98%(c)                                     09/01/29          29         28,438
    6.46%(c)                                     12/01/30         610        620,891
    6.69%(c)                                     12/01/31         618        620,259
    5.55%(c)                                     08/01/32       1,793      1,788,016
    5.54%(c)                                     01/01/33       2,942      2,917,650
  Federal National Mortgage Assoc.
    ARM
    4.12%(c)                                     10/01/33       1,084      1,058,598
    4.28%(c)                                     01/01/34         787        767,629
    4.00%(c)                                     04/01/34       1,243      1,201,583
    3.92%(c)                                     05/01/34      16,647     16,070,743
    4.56%(c)                                     02/01/35      23,505     22,856,281
    4.86%(c)                                     06/01/35      13,531     13,264,701
    6.17%(c)                                     04/01/40       2,237      2,236,606
  Government National Mortgage
    Assoc.
    6.00%                                     12/08-02/11         525        525,690
    6.50%                                        06/15/09         390        397,224
  Government National Mortgage
    Assoc. 1 Year CMT
    3.75%(c)                                     05/20/34      11,723     11,329,018
  Government National Mortgage
    Assoc. II Hybrid
    3.75%(c)                                     06/20/34      17,329     16,745,768

                                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $123,284,402)                                                    120,138,253
                                                                        ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.1%
  Federal National Mortgage Assoc.
    Grantor Trust, Series 02-T6, Class
    A1
    3.31%
  (Cost $2,008,998)                              02/25/32       2,095      1,927,870
                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.2%
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.69%(c)                                     01/25/35       9,291      9,299,063

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
    3.27%                                        10/25/34    $ 11,925   $ 11,665,772
  Commercial Mortgage Pass-Through
    Certificates, Series 00-C1, Class
    A2
    7.42%                                        04/15/10       9,040      9,435,752
  Countrywide Alternative Loan Trust,
    Series 05-CB, Class 2A3
    5.50%                                        07/25/35      10,494     10,351,824
  Countrywide Home Loans, Series
    04-29, Class 1A1
    5.59%(c)                                     02/25/35       4,854      4,859,197
  Federal Home Loan Mortgage Corp.
    Strip Notes, Series 19, Class F
    4.66%(c)                                     06/01/28       1,865      1,849,465
  Federal Home Loan Mortgage Corp.,
    Series 1165, Class LD
    7.00%                                        11/15/21       1,654      1,652,387
  Federal Home Loan Mortgage Corp.,
    Series 231 (IO)
    5.50%(d)                                     08/01/35      10,865      2,944,668
  Federal Home Loan Mortgage Corp.,
    Series 232 (IO)
    5.00%(d)                                     08/01/35      22,389      5,939,929
  Federal Home Loan Mortgage Corp.,
    Series 2663, Class LA
    5.00%                                        09/15/23       2,201      2,194,088
  Federal Home Loan Mortgage Corp.,
    Series 2744, Class PB
    5.50%                                        03/15/26       5,663      5,645,703
  Federal Home Loan Mortgage Corp.,
    Series 2996, Class PB
    5.50%                                        05/15/35      13,824     13,603,543
  Federal National Mortgage Assoc.,
    Series 93-188, Class K
    6.00%                                        10/25/08       7,898      7,892,256
  Federal National Mortgage Assoc.,
    Series 04-W10, Class A1
    5.75%                                        08/25/34      15,993     15,928,506
  Federal National Mortgage Assoc.,
    Series 05-84, Class XK
    5.75%                                        08/25/23       8,217      8,194,478
  Federal National Mortgage Assoc.,
    Series 06, Class WA
    6.00%                                        05/25/28      11,043     11,045,520
  Federal National Mortgage Assoc.,
    Series 354, Class 2 (IO)
    5.50%(d)                                     11/01/34       9,278      2,471,627
  Goldman Sachs Mortgage Securities
    Corp. II, Series 00-1, Class A
    5.62%(b)(c)                                  06/20/24         500        500,652
  Goldman Sachs Mortgage Securities
    Corp. II, Series 03-C1, Class X2
    (IO)
    0.95%(b)(d)                                  01/10/40     249,705      5,426,717
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
    3.69%(c)                                     08/25/34      17,304     17,026,369
  GSR Mortgage Loan Trust, Series
    05, Class 1A1
    5.16%(c)                                     02/25/36      11,444     11,446,424
  GSR Mortgage Loan Trust, Series
    05-AR6, Class 1A1
    4.55%(c)                                     09/25/35      13,314     13,102,444

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Harborview Mortgage Loan Trust,
    Series 05-10, Class 2A1A
    5.56%(c)                                  11/19/35    $ 16,814   $ 16,867,885
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 4A1
    3.89%(c)                                  08/25/34      13,970     13,456,632
  Merrill Lynch Mortgage Investors,
    Inc., Series 97-B, Class A
    5.48%(c)                                  11/15/25       1,393      1,395,419
  Merrill Lynch Mortgage Investors,
    Inc., Series 99-A, Class A
    5.58%(c)                                  03/15/25         687        689,892
  MortgageIT Trust, Series 04-1, Class
    A1
    5.71%(c)                                  11/25/34      12,454     12,530,789
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                                     12/25/16         361        359,023
  Structured Asset Securities Corp.,
    Series 04-3AC, Class A2
    4.92%(c)                                  03/25/34      10,535     10,374,191
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.62%(c)                                  09/25/34       3,987      4,037,521
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(b)                                  05/25/36       8,973      8,747,913
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class X (IO)
    2.31%(b)(d)                               05/25/36     102,345      6,319,907
  Washington Mutual Mortgage
    Securities Corp., Series 02-AR1,
    Class IA1
    6.28%(c)                                  11/25/30         717        717,115

                                                                     ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $249,859,528)                                                 247,972,671
                                                                     ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 11.6%
  American Home Mortgage Assets,
    Series 05-1, Class 3A11
    5.59%(c)                                  11/25/35      12,804     12,838,461
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
    7.01%(b)                                  05/25/29         428        425,018
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class A1
    4.15%(b)                                  12/20/49       6,640      6,448,785
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                     03/15/08       7,131      7,155,509
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C2,
    Class A2
    6.30%                                     11/11/30       8,318      8,415,348
  Deutsche Alt-A Securities, Inc.,
    Series 06-AF1, Class A1
    5.40%(c)                                  04/25/36       8,899      8,901,923
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                     11/10/33       8,833      9,234,349
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
    6.64%                                     04/15/09      14,394     14,680,951

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                     08/15/36    $  7,700   $  7,968,600
  Goldman Sachs Mortgage Securities
    Corp., Series 98-C1, Class A3
    6.14%                                     10/18/30      11,905     11,975,670
  Impac Secured Assets Corp., Series
    05-2, Class A2A
    5.44%(c)                                  03/25/36      12,004     12,008,562
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                     12/15/19      10,036     10,085,308
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C3,
    Class XCP (IO)
    1.41%(b)(d)                               02/15/37      40,827      1,286,500
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C5,
    Class XCP (IO)
    1.30%(b)(d)                               04/15/37     194,719      3,641,814
  Nationslink Funding Corp., Series 99,
    Class 1
    6.32%                                     01/20/31      10,255     10,356,806
  Opteum Mortgage Acceptance Corp.,
    Series 06-1, Class 1A1A
    5.41%(c)                                  04/25/36       9,840      9,844,566
  Structured Asset Receivables Trust,
    Series 03-1
    3.18%(b)(c)(e)                            01/21/10      13,693     13,693,210
  Wachovia Bank Commercial
    Mortgage Trust
    4.04%                                     02/15/35      10,284      9,851,979

                                                                     ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $162,112,062)
                                                                      158,813,359
                                                                     ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
    7.43%
  (Cost $5,116)                               09/01/22           5          5,172
                                                                     ------------
ASSET BACKED SECURITIES - 41.2%
  Accredited Mortgage Loan Trust,
    Series 05-3, Class A2A
    5.18%(c)                                  09/25/35       5,663      5,663,525
  Amresco Independence Funding,
    Inc., Series 99-1, Class A
    5.25%(c)                                  06/15/20       5,695      5,657,453
  Bank One Issuance Trust, Series
    03-A3, Class A3
    5.31%(c)                                  12/15/10      14,550     14,576,676
  Bank One Issuance Trust, Series
    04-A2, Class A2
    5.23%(c)                                  10/15/09      15,000     15,003,681
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    5.41%(c)                                  01/25/30       8,852      8,854,014
  Bear Stearns, Inc., Series 06-HE3,
    Class A1
    5.40%(c)                                  01/25/36      18,019     18,028,053
  Bear Stearns, Inc., Series 06-PC1,
    Class A1
    5.04%(c)                                  01/25/29       7,008      7,010,220

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  BMW Vehicle Owner Trust, Series
    05-A, Class A3
    4.02%                               02/25/09    $14,075    $13,933,546
  Business Loan Express, Inc., Series
    98-1, Class A
    7.00%(b)(c)                         01/15/25      1,252      1,218,998
  Capco America Securitization Corp.,
    Series 98-D7, Class PS1 (IO)
    1.69%(b)(d)                         10/15/30     33,508        888,997
  Capital Auto Receivables Asset Trust,
    Series 04-1, Class A3
    2.00%                               11/15/07      5,851      5,796,865
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A2
    3.35%                               02/15/08     18,300     18,134,165
  Capital Auto Receivables Asset Trust,
    Series 05-1, Class A4
    4.05%                               07/15/09     12,825     12,576,452
  Chase Credit Card Owner Trust,
    Series 02, Class A
    5.32%(c)                            02/15/10     14,925     14,946,602
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                               06/15/10     13,875     13,475,955
  Chase Issuance Trust, Series 05,
    Class A5
    5.22%(c)                            02/15/12     13,475     13,481,492
  Citibank Credit Card Issuance Trust,
    Series 04, Class A4
    3.20%                               08/24/09     16,700     16,256,615
  Citibank Credit Card Issuance Trust,
    Series 04-A1, Class A1
    2.55%                               01/20/09     17,550     17,273,236
  Countrywide Certificates, Series
    05-16, Class 4AV1
    5.42%(c)                            07/25/26      9,467      9,471,146
  Countrywide Certificates, Series
    05-BC4, Class 2A1
    5.44%(c)                            11/25/28      8,861      8,866,045
  Countrywide Certificates, Series
    05-IM3, Class A1
    5.44%(c)                            04/25/28     10,581     10,582,463
  DaimlerChrysler Auto Trust, Series
    05-A, Class A2
    3.17%                               09/08/07        402        401,837
  DaimlerChrysler Auto Trust, Series
    06, Class A3
    5.33%                               08/08/10     10,425     10,381,006
  Encore Credit Receivables Trust,
    Series 05-4, Class 2A1
    5.42%(c)                            01/25/36      5,544      5,544,749
  Epoch, Series 02, Class 2l
    4.95%(b)(c)                         05/30/07      8,500      8,551,000
  Fieldstone Mortgage Investment
    Corp., Series 05-3, Class 2A1
    5.44%(c)                            02/25/36      8,542      8,543,362
  Ford Credit Auto Owner Trust, Series
    05, Class A4
    4.36%                               06/15/10     15,825     15,351,779
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                               11/15/08     17,008     16,830,522
  Ford Credit Auto Owner Trust, Series
    05-C, Class A2
    4.24%                               03/15/08      7,893      7,868,763

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Ford Credit Auto Owner Trust, Series
    06, Class A4
    5.07%                               12/15/10    $11,925    $11,767,597
  Green Tree Financial Corp., Series
    93-4, Class A5
    7.05%                               01/15/19      1,491      1,495,759
  Green Tree Financial Corp., Series
    96-8, Class A6
    7.60%                               10/15/27      3,657      3,759,433
  Green Tree Financial Corp., Series
    98-6, Class A6
    6.27%                               06/01/30         64         64,197
  Green Tree Financial Corp., Series
    99-2, Class A3
    6.08%                               12/01/30      1,077      1,077,953
  GSAA Home Equity Trust, Series
    04-11, Class 2A2
    5.64%(c)                            12/25/34      7,714      7,746,418
  Heller Financial Commercial
    Mortgage Asset Corp., Series 98-1,
    Class A
    5.62%(b)(c)                         07/15/24      2,941      2,911,831
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                               06/16/08     13,424     13,304,902
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    2.91%                               10/20/08     13,938     13,722,988
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.46%                               05/21/09     11,150     11,012,744
  IFC Small Business Administration
    Loan-Backed Certificates, Series
    97-1, Class A
    6.00%(b)(c)                         01/15/24        732        732,573
  IndyMac Residential Trust, Series
    06-B, Class 2A1
    5.38%(c)                            06/25/36      7,825      7,828,634
  J.P. Morgan Mortgage Acquisition
    Corp., Series 05-OPT2, Class A2
    5.40%(c)                            05/25/25      7,127      7,128,389
  Long Beach Mortgage Loan Trust,
    Series 06-2, Class 2A1
    5.39%(c)                            03/25/36     11,315     11,318,080
  Master Asset Backed Securities
    Trust, Series 06-FRE1, Class A1
    5.15%(c)                            12/25/35     10,323     10,325,439
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 97-1, Class A
    5.75%(c)                            01/15/25      2,071      2,013,509
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 97-1, Class B
    5.25%(c)                            01/15/25        267        260,434
  The Money Store Small Business
    Loan Trust, Series 98-1, Class A
    5.68%(c)                            07/15/24      1,107      1,085,710
  Morgan Stanley Capital, Inc., Series
    05-HE5, Class A2A
    5.42%(c)                            09/25/35      7,579      7,580,918
  Mortgage Capital Funding, Inc.,
    Series 98-MC1, Class X (IO)
    0.76%(d)                            03/18/30     64,118        482,134

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  New Century Home Equity Loan
    Trust, Series 05-C, Class A2A
    5.40%(c)                                 12/25/35    $ 8,892    $  8,893,791
  Nissan Auto Receivables Owner
    Trust, Series 05-B, Class A3
    3.99%                                    07/15/09     15,350      15,092,734
  Option One Mortgage Loan Trust,
    Series 05-4, Class A2
    5.18%(c)                                 11/25/35      9,396       9,398,848
  Ownit Mortgage Loan Certificates,
    Series 05-4, Class A2A1
    5.44%(c)                                 08/25/36     10,008      10,009,710
  PBG Equipment Trust, Series 00-1A,
    Class A
    6.27%(b)                                 01/20/12      1,054       1,054,722
  Peoples Choice Home Loan
    Securities Trust, Series 05-4, Class
    1A1
    5.44%(c)                                 12/25/35      6,597       6,598,549
  PMC Capital LP, Series 98-1, Class A
    6.75%(b)(c)(f)                           04/01/21      3,331       3,380,856
  Residential Asset Mortgage Products,
    Inc., Series 05-RS8, Class A1
    5.43%(c)                                 05/25/25      6,358       6,361,220
  Specialty Underwriting & Residential
    Finance, Series 05-BC3, Class
    A2A
    5.44%(c)                                 06/25/36      7,895       7,896,478
  Structured Asset Investment Loan
    Trust, Series 05-10, Class A3
    5.41%(c)                                 12/25/35     10,864      10,866,415
  Structured Asset Investment Loan
    Trust, Series 06-BNC1, Class A2
    5.39%(c)                                 03/25/36      8,158       8,161,502
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-5,
    Class A1
    5.10%(c)                                 01/25/18     10,398      10,398,011
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 06,
    Class A1
    5.28%(c)                                 07/25/13     10,250      10,250,000
  SWB Loan-Backed Certificates,
    Series 98-1, Class AV
    6.00%(b)(c)                              09/15/24      2,968       2,967,477
  USAA Auto Owner Trust, Series 05-1,
    Class A2
    3.55%                                    09/17/07        801         800,175
  USAA Auto Owner Trust, Series 05-1,
    Class A3
    3.90%                                    07/15/09      8,650       8,525,700
  USAA Auto Owner Trust, Series 05-2,
    Class A3
    4.00%                                    12/15/09     20,750      20,417,792

                                                                    ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $564,837,946)                                                561,862,839
                                                                    ------------
CORPORATE BONDS - 11.3%
Aerospace - 0.3%
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                    11/16/06      4,575       4,548,923
                                                                    ------------
Banks - 2.9%
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%(g)                                 02/01/08      5,200       5,039,008

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    6.00%                                    08/01/08    $ 3,180    $  3,198,981
  U.S. Bank N.A., Subordinated Notes
    6.50%                                    02/01/08      3,580       3,630,457
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                                    05/30/08      3,700       3,509,413
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.43%(c)                                 09/15/09     22,515      22,560,705
  Wells Fargo & Co., Unsecured Notes
    3.50%                                    04/04/08      1,200       1,157,279

                                                                    ------------
                                                                      39,095,843
                                                                    ------------
Computer Software & Services - 0.1%
  Oracle Corp./Ozark Holdings,
    Unsecured Notes
    5.00%(b)                                 01/15/11      1,700       1,640,629
                                                                    ------------
Energy & Utilities - 0.3%
  Dominion Resources, Inc., Senior
    Unsecured Notes
    3.66%                                    11/15/06      4,550       4,515,911
                                                                    ------------
Finance - 3.9%
  General Electric Capital Corp., Notes
    8.75%                                    05/21/07      5,320       5,457,059
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)                              07/07-01/08     34,750      34,564,618
    4.12%                                    03/04/08      8,300       8,104,369
  Household Finance Corp., Unsecured
    Notes
    4.12%                                    12/15/08      4,375       4,225,288
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                                    11/16/07      1,250       1,241,005

                                                                    ------------
                                                                      53,592,339
                                                                    ------------
Insurance - 0.3%
  ASIF Global Financing, Unsecured
    Notes
    3.90%(b)                                 10/22/08      2,540       2,448,382
  Prudential Insurance Co., Notes
    6.38%(b)                                 07/23/06      1,250       1,250,495

                                                                    ------------
                                                                       3,698,877
                                                                    ------------
Pharmaceuticals - 0.1%
  Merck & Co., Inc., Senior Unsecured
    Notes
    5.25%                                    07/01/06      1,750       1,750,000
                                                                    ------------
Railroad & Shipping - 0.3%
  Canadian National Railway Co.,
    Senior Notes
    6.45%                                    07/15/36      3,970       3,973,045
                                                                    ------------
Real Estate - 0.3%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    8.25%                                    07/15/08      3,945       4,129,492
                                                                    ------------
Retail Merchandising - 0.4%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                                    09/01/08        800         812,782

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                          MATURITY    (000)       VALUE
                                         ---------- --------- -------------
CORPORATE BONDS (Continued)
Retail Merchandising (Continued)
  May Department Stores Co.,
    Unsecured Notes
    3.95%                                07/15/07    $4,675    $  4,583,599

                                                               ------------
                                                                  5,396,381
                                                               ------------
Telecommunications - 0.7%
  Lenfest Communications, Inc., Senior
    Notes
    7.62%                                02/15/08     3,850       3,945,803
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    6.12%                                06/15/07     5,415       5,445,162

                                                               ------------
                                                                  9,390,965
                                                               ------------
Transportation - 0.3%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                                10/15/07     2,025       2,025,014
  Union Pacific Corp., Unsecured
    Notes
    6.79%                                11/09/07     1,775       1,797,935

                                                               ------------
                                                                  3,822,949
                                                               ------------
Yankee - 1.4%
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
    5.13%(c)(h)                          04/09/09     4,000       4,003,628
  Eksportfinans ASA (Norway),
    Unsecured Notes
    3.38%(h)                             01/15/08     9,315       9,027,120
  Nationwide Building Society (United
    Kingdom), Senior Unsecured Notes
    3.50%(b)(h)                          07/31/07     1,975       1,933,999
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(h)                             08/01/06     2,200       2,200,240
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    3.95%(h)                             01/30/08     1,543       1,502,731

                                                               ------------
                                                                 18,667,718
                                                               ------------
TOTAL CORPORATE BONDS
  (Cost $156,551,478)                                           154,223,072
                                                               ------------
FOREIGN BONDS - 0.4%
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
    6.50%                                09/28/15       545         323,443
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
    6.38%                                09/01/15     1,300         776,452
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
    6.25%                                06/16/15     5,240       3,100,169
  Province of Quebec (Canada), Bonds
    (NZD)
    6.75%(c)                             11/09/15     1,520         920,336

                                                               ------------
TOTAL FOREIGN BONDS
  (Cost $6,021,373)                                               5,120,400
                                                               ------------

                                                       PAR
                                          MATURITY    (000)       VALUE
                                         ---------- --------- -------------
TAXABLE MUNICIPAL BONDS - 0.2%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%
  (Cost $2,640,000)                      10/15/07    $2,640      $2,570,198
                                                               ------------

                                                   PAR/SHARES
                                                      (000)
                                                  -----------
SHORT TERM INVESTMENTS - 5.0%
  Federal Home Loan Bank, Discount
    Notes
         4.70%(g)(i)                     07/03/06       9,000     8,997,625
         5.06%(i)                        07/10/06      31,250    31,210,469
         5.13%(i)                        07/21/06         700       698,001
  French Treasury Bills (EUR)
         2.56%(i)                        07/13/06      11,395    14,562,608
  U.S. Treasury Bills
         4.57%(g)(i)(j)                  07/06/06       2,500     2,498,413
  Galileo Money Market Fund                             9,487     9,486,798

                                                                 ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $66,915,425)                                             67,453,914
                                                                 ----------

TOTAL INVESTMENTS IN
  SECURITIES -  97.8%
  (Cost $1,347,932,691(a))                                    1,333,795,392
                                                              -------------

                                                 NUMBER OF
                                                 CONTRACTS
                                            -----------------
CALL SWAPTIONS PURCHASED - 0.0%
  Deutsche Bank, Strike
Price $5.205,
    Expires 03/01/16
  (Cost $1,534,785)                                3,290(k)         940,496
                                                                    -------
PUT SWAPTIONS PURCHASED - 0.2%
  Deutsche Bank, Strike
Price $5.205,
    Expires 03/01/16                               3,290(k)       2,005,895
  Deutsche Bank, Strike
Price $5.85,
    Expires 08/25/06                               4,940(k)         228,707

                                                                  ---------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $1,782,459)                                               2,234,602
                                                                  ---------
PUT SWAPTIONS WRITTEN - (0.1)%
  Deutsche Bank, Strike
Price $3.25,
    Expires 06/19/08                             (1,990)(k)        (625,862)
  Deutsche Bank, Strike
Price $5.30,
    Expires 10/26/06                            (15,590)(k)        (577,084)
  Deutsche Bank, Strike
Price $5.765,
    Expires 06/19/08                             (1,990)(k)        (659,581)

                                                                  ---------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $1,562,428)                                 (1,862,527)
                                                                 ----------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.1%                                             28,885,559
                                                             --------------
NET ASSETS - 100.0%                                          $1,363,993,522
                                                             ==============

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

-------------------

(a)  Cost for federal income tax purposes is $1,347,980,892. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                             $  8,315,752
     Gross unrealized depreciation                              (22,501,252)
                                                               ------------
                                                               $(14,185,500)
                                                               ============

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 5.6% of its net assets, with a current market value of
     $76,186,244, in securities restricted as to resale.
(c)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(d)  Rates shown are the effective yields as of June 30, 2006.
(e)  Security is illiquid. As of June 30, 2006, the Portfolio held 1.0% of its net assets, with a current market value of $13,693,210 in these securities.
(f)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $3,380,856 which represents 0.2% of net assets.
(g)  Securities, or a portion thereof, with a market value of $799,492 have been pledged as collateral for swap and swaption contracts.
(h)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(i)  The rate shown is the effective yield at the time of purchase.
(j)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,299,175 on 3,309 long U.S. Treasury Note futures contracts, 134 short
     U.S. Treasury Note futures contracts expiring September 2006 and 28 short
     Euro-dollar expiring December 2006. The value of such contracts on June 30,
     2006 was $665,910,366 with an unrealized loss of $2,117,075 (including commissions of $7,663).
(k)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.0%
  Federal Home Loan Bank,
    Unsecured Bonds
    3.50%                                        10/18/07    $ 5,000    $  4,875,595
    3.60%                                        10/19/07     11,170      10,905,260
    2.75%                                        01/09/08      4,410       4,235,911
    3.01%                                        04/02/08     10,000       9,592,090
    3.00%                                     06/08-07/08      9,760       9,308,678
    2.90%                                        07/15/08      2,000       1,902,418
    3.25%                                        07/30/08     17,955      17,184,012
    3.35%                                        01/23/09      2,000       1,901,488
    4.00%                                        02/19/09      1,200       1,157,968
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    3.38%(b)                                     10/05/07     10,835      10,556,465
    3.50%(b)                                  05/08-05/08     17,305      16,698,002
    3.06%                                        07/15/08      3,155       3,010,653
    4.50%                                        08/04/08      9,610       9,429,082
    3.00%(b)                                     06/30/09     19,600      18,295,208
  Federal National Mortgage Assoc.,
    Unsecured Notes
    3.53%                                        10/19/07      8,950       8,725,355
    3.55%(b)                                     11/16/07      6,675       6,504,607
    4.00%                                     12/07-06/09     14,687      14,265,765
    3.00%(c)                                     05/12/08      4,500       4,364,136
    3.25%                                        05/16/08      6,725       6,461,958
    3.74%                                        02/24/09     15,000      14,376,015
  Small Business Administration
    Participation Certificates, Series
    96-20H, Class 1
    7.25%                                        08/01/16      1,431       1,473,265
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
    7.20%                                        10/01/16      1,204       1,239,842
  Small Business Administration
    Participation Certificates, Series
    98-20J, Class 1
    5.50%                                        10/01/18      2,114       2,097,107

                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $180,518,256)                                                    178,560,880
                                                                        ------------
MORTGAGE PASS-THROUGHS - 36.4%
  Federal Home Loan Mortgage Corp.
    ARM
    3.54%(c)                                     05/01/34      3,896       3,708,408
    3.55%(c)                                     07/01/34      3,183       3,137,950
    3.73%(c)                                     07/01/34      2,137       2,047,407
    5.03%(c)                                     08/01/34      4,866       4,771,878
    4.39%(c)                                     11/01/34      2,676       2,595,257
    4.34%(c)                                     03/01/35      8,713       8,373,886
    4.76%(c)                                  03/35-04/35     19,949      19,451,664
    4.77%(c)                                     09/01/35      9,907       9,705,554
    5.50%(c)                                     05/15/36      4,984       4,938,932
  Federal Home Loan Mortgage Corp.
    Gold
    9.00%                                        12/01/09        279         284,918
    5.00%                                     10/20-03/21     31,281      30,116,199
    5.50%                                        11/15/27      3,002       2,975,870

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage Assoc.
    8.00%                                     04/08-06/08    $   380    $    382,132
    6.50%                                     05/08-12/29      1,462       1,472,516
    6.09%                                        10/01/08      5,720       5,731,444
    8.50%                                     02/09-08/09        445         449,521
    9.00%                                     05/09-04/16        439         447,325
    6.00%                                        04/01/16          4           4,316
    7.00%                                     01/17-04/32      1,349       1,383,378
    5.00%                                     06/18-06/23      1,986       1,882,874
    4.50%                                        10/01/18         18          17,023
    5.50%                                     01/24-06/36      1,216       1,173,194
    7.50%                                        07/01/29        610         633,630
  Federal National Mortgage Assoc.
    ARM
    4.78%(c)                                     03/01/33      4,312       4,224,869
    4.26%(c)                                     05/01/33      2,724       2,606,171
    4.00%(c)                                  09/33-04/34      4,302       4,113,971
    3.87%(c)                                     05/01/34      2,018       1,937,019
    4.38%(c)                                     06/01/34      6,693       6,535,441
    3.73%(c)                                     07/01/34      2,414       2,297,860
    4.52%(c)                                     07/01/34      7,859       7,644,241
    4.83%(c)                                     08/01/34      2,904       2,820,654
    4.64%(c)                                     02/01/35     11,861      11,564,535
    4.59%(c)                                     03/01/35      5,902       5,769,752
    4.75%(c)                                     07/01/35      6,567       6,396,268
    4.94%(c)                                     07/01/35     14,386      14,111,164
    5.01%(c)                                     07/01/35      3,319       3,221,621
  Federal National Mortgage Assoc.
    Hybrid, ARM
    3.52%(c)                                     06/01/34      2,352       2,313,886
  Federal National Mortgage Assoc.
    Multi-Family
    6.54%(c)                                     12/01/18        533         535,496
  Government National Mortgage
    Assoc.
    6.00%                                        02/15/11        309         309,540
    9.50%                                        09/15/19         44          48,224
    5.00%                                        05/20/35      9,050       8,906,568
  Government National Mortgage
    Assoc. II ARM
    4.50%(c)                                     02/20/35      4,082       3,992,458
  Government National Mortgage
    Assoc. II Hybrid
    3.75%                                        06/20/34      2,808       2,713,967
    3.50%(c)                                     07/20/34      5,945       5,694,410

                                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $207,839,573)
                                                                         203,443,391
                                                                        ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.1%
  Federal National Mortgage Assoc.
    Grantor Trust, Series 02-T6, Class
    A1
    3.31%
  (Cost $515,747)                                02/25/32        555         510,478
                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.6%
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.69%(c)                                     01/25/35      1,728       1,729,105

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Commercial Mortgage Pass-Through
    Certificates, Series 00-C1, Class
    A2
    7.42%                                    04/15/10    $ 3,930    $ 4,102,047
  Deutsche Mortgage Securities, Inc.,
    Series 04-4, Class 3AR1
    3.70%(c)                                 06/25/34      1,029      1,010,700
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
    6.00%                                    09/15/07         55         55,026
  Federal Home Loan Mortgage Corp.,
    Series 06-3110, Class HA
    5.50%                                    01/15/27      5,780      5,746,122
  Federal Home Loan Mortgage Corp.,
    Series 2668, Class AD
    4.00%                                    01/15/15      2,010      1,950,343
  Federal Home Loan Mortgage Corp.,
    Series 2718, Class MR
    4.00%                                    08/15/13      1,861      1,823,369
  Federal Home Loan Mortgage Corp.,
    Series 2730, Class PA
    3.75%                                    03/15/11      1,248      1,242,627
  Federal Home Loan Mortgage Corp.,
    Series 2748, Class LJ
    4.00%                                    03/15/10        912        907,451
  Federal Home Loan Mortgage Corp.,
    Series 2931, Class DE
    4.00%                                    02/15/20     10,000      8,707,378
  Federal Home Loan Mortgage Corp.,
    Series 3162, Class 0A
    6.00%                                    10/15/26      4,773      4,791,485
  Federal National Mortgage Assoc.,
    Series 01-35, Class VC
    6.50%                                    07/25/31      1,196      1,192,732
  Federal National Mortgage Assoc.,
    Series 01-T2, Class B
    6.02%                                    11/25/10      3,600      3,656,132
  Federal National Mortgage Assoc.,
    Series 04-W10, Class A1
    5.75%                                    08/25/34      1,919      1,910,979
  Federal National Mortgage Assoc.,
    Series 05-109, Class PV
    6.00%                                    10/25/32      4,379      4,390,740
  Federal National Mortgage Assoc.,
    Series 05-29, Class JB
    4.50%                                    04/25/35      8,849      8,452,919
  Federal National Mortgage Assoc.,
    Series 05-57, Class PA
    5.50%                                    05/25/27      2,996      2,979,017
  Federal National Mortgage Assoc.,
    Series 05-68, Class PC
    5.50%                                    07/25/35      5,333      5,281,970
  Federal National Mortgage Assoc.,
    Series 05-70, Class KB
    5.50%                                    05/25/35      5,140      5,078,010
  Federal National Mortgage Assoc.,
    Series 05-83, Class LA
    5.50%                                    10/25/35      4,742      4,677,312
  Federal National Mortgage Assoc.,
    Series 05-84, Class MB
    5.75%                                    10/25/35     11,575     11,526,384
  Federal National Mortgage Assoc.,
    Series 06-39 Class G1
    5.50%                                    12/01/25      5,425      5,394,200

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
    3.69%(c)                                 08/25/34    $ 2,617    $ 2,574,815
  MortgageIT Trust, Series 04-1, Class
    A1
    5.71%(c)                                 11/25/34      2,055      2,067,876
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.62%(c)                                 09/25/34        641        649,112
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.24%(c)(d)                              12/28/12         52         52,338
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class X (IO)
    2.31%(d)(e)                              05/25/36     42,503      2,624,579
  Washington Mutual Mortgage
    Securities Corp., Series 03-AR4,
    Class A6
    3.42%(c)                                 05/25/33      3,813      3,699,579

                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $100,753,474)                                                98,274,347
                                                                    -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 8.5%
  Banc of America Commercial
    Mortgage, Inc., Series 02-PB2,
    Class A4
    6.19%                                    06/11/35      3,380      3,441,118
  Bear Stearns Commercial Mortgage
    Securities, Series 02-TOP6, Class
    A1
    5.92%                                    10/15/36      2,135      2,144,529
  Bear Stearns Commercial Mortgage
    Securities, Series 04-PWR4, Class
    A1
    4.36%                                    06/11/41      2,004      1,946,792
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CKS4,
    Class A2
    5.18%                                    08/15/12      3,905      3,788,591
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
    7.20%                                    10/15/32      3,640      3,828,078
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
    6.64%                                    04/15/09      5,742      5,856,508
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                    12/10/35      3,540      3,624,336
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.50%(e)                                 07/15/27      8,613        235,231
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                    08/15/36      1,229      1,271,787
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                                    10/12/35      3,580      3,586,728

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIBC, Class A3
    6.26%                              03/15/33     $1,650    $ 1,683,287
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                              12/15/19      2,038      2,048,253
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C7,
    Class A3
    5.64%                              12/15/25      3,242      3,240,559
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C2,
    Class A2
    3.25%                              03/15/29      2,100      1,979,127
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C4,
    Class A1
    3.82%                              06/15/29      1,914      1,866,676
  Morgan Stanley Dean Witter Capital
    I, Series 02-TOP7, Class A1
    5.38%                              01/15/39      2,849      2,830,325
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                              06/15/35      2,440      2,237,628
  Wachovia Bank Commercial
    Mortgage Trust, Series 04-C12,
    Class A1
    3.40%                              07/15/41      1,995      1,926,911

                                                              -----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $49,418,702)                                           47,536,464
                                                              -----------
PROJECT LOANS - 0.2%
  Federal Housing Authority, Merrill
    Lynch Project, Series 29, Class
    1A1
    7.43%                              06/01/22        430        425,941
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%                              01/01/23        739        732,589

                                                              -----------
TOTAL PROJECT LOANS
  (Cost $1,193,732)                                             1,158,530
                                                              -----------
ASSET BACKED SECURITIES - 3.5%
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    5.41%(c)                           01/25/30      3,876      3,876,930
  Countrywide Certificates, Series
    05-IM2, Class A1
    5.19%(c)                           06/25/27      2,731      2,730,840
  Green Tree Financial Corp., Series
    97-5, Class A7
    7.13%                              05/15/29      1,809      1,831,785
  Master Securities Trust, Series
    05-HE2, Class A2
    5.19%(c)                           10/25/35      3,065      3,066,081
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
    5.30%(c)                           07/15/25        941        934,388
  Residential Asset Mortgage Products,
    Inc., Series 05-RZ4, Class A1
    5.44%(c)                           11/25/35      4,095      4,095,262

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(c)(d)(f)                     01/21/09     $2,430    $ 2,430,293
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%(d)                           05/15/25        627        633,391

                                                              -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $19,583,078)                                           19,598,970
                                                              -----------
CORPORATE BONDS - 3.6%
Finance - 2.7%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)(g)                        01/15/08      6,650      6,644,613
    4.88%                              10/21/10      1,990      1,932,943
    5.00%                              11/15/11      1,390      1,344,340
  Private Export Funding Corp., Senior
    Unsecured Notes
    3.38%                              02/15/09      5,250      4,992,986

                                                              -----------
                                                               14,914,882
                                                              -----------
Oil & Gas - 0.4%
  ENSCO Offshore Co., Bonds
    6.36%                              12/01/15      2,201      2,261,183
                                                              -----------
Yankee - 0.5%
  International Bank For
    Reconstruction & Development
    (Multiple Countries), Unsecured
    Notes
    1.00%(h)                           02/05/15      4,100      2,811,862
                                                              -----------
TOTAL CORPORATE BONDS
  (Cost $20,547,323)                                           19,987,927
                                                              -----------
TAXABLE MUNICIPAL BONDS - 1.0%
  Stanislaus County California Taxable
    Pension Obligation Refunding
    Revenue Bonds, Series 95
    7.15%                              08/15/13      3,200      3,348,160
  United States Department of Housing
    and Urban Development, Section
    108 Government Guaranteed
    Participation Certificates, Series
    03-A
    4.44%                              08/01/11      2,099      2,001,577

                                                              -----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,299,000)
                                                                5,349,737
                                                              -----------

                                                    NUMBER
                                                  OF SHARES
                                                  ----------
SHORT TERM INVESTMENTS - 0.1%
  Galileo Money Market
Fund
  (Cost $572,695)                                  572,695       572,695
                                                                 -------

TOTAL INVESTMENTS IN
  SECURITIES -  103.0%
  (Cost $586,241,580(a))                                      574,993,419
                                                              -----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                    NUMBER OF
                                                    CONTRACTS     VALUE
                                                  -----------  -----------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                   830(i)    $251,490
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                   860(i)     408,500

                                                                 --------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $944,505)                                                 659,990
                                                                 --------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received                                     (51)       (797)
                                                                 --------
$25,420)

CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                 (970)(i)     (137,221)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                         (390)(i)     (137,475)

                                                                  --------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                                              (274,696)
                                                                  --------
$624,350)
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received $32,420)                            (51)      (71,719)
                                                                  --------
PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                   830(i)      498,830
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                   860(i)      639,840

                                                                  --------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $944,505)                                                1,138,670
                                                                 ---------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                 (970)(i)    (567,256)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                         (390)(i)    (182,520)

                                                                ---------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $624,350)                                   (749,776)
                                                                ---------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (3.2)%                                              (17,634,910)
                                                              -------------
NET ASSETS - 100.0%                                           $ 558,060,181
                                                              =============

 -------------------

(a)  Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                            $     578,445
     Gross unrealized depreciation                              (11,826,606)
                                                              -------------
                                                              $ (11,248,161)
                                                               ============

(b)  Securities, or a portion thereof, subject to financing transactions.

(c)  Variable rate security. Rates shown are the rates as of June 30, 2006.

(d)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 1.0% of its net assets, with a current market value of
     $5,740,601, in securities restricted as to resale.

(e)  Rates shown are the effective yields as of June 30, 2006.

(f)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.4% of its net assets, with a current market value of $2,430,293 in these securities.

(g)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,006,378 on 804 long U.S. Treasury Note futures contracts, 64 long U.S.
     Treasury Bond futures contracts and 514 short U.S. Treasury Notes futures contracts expiring September 2006. The value of such contracts on June 30,
     2006 was $169,823,132 with an unrealized gain of $90,217 (including commissions of $3,333).

(h)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.

(i)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          INTERMEDIATE BOND PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.3%
  Federal Home Loan Bank,
    Unsecured Bonds
     4.12%(b)                                    02/15/08    $ 4,500    $  4,403,111
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
     2.60%                                       08/07/06      5,955       5,938,844
     3.00%                                       04/19/07      7,820       7,666,204
     3.75%                                       02/27/09     10,025       9,569,574
  Federal National Mortgage Assoc.,
    Subordinated Notes
     5.25%                                       08/01/12      3,070       2,999,583
     4.62%                                       05/01/13      1,960       1,839,058
  Federal National Mortgage Assoc.,
    Unsecured Notes
     2.71%                                       01/30/07      9,625       9,471,106
     3.00%                                       04/19/07      5,600       5,489,865
     4.15%                                       07/13/07     12,015      11,851,740
     3.55%                                       11/16/07      8,985       8,755,640
     3.25%                                       05/16/08      8,594       8,257,854
  Small Business Administration
    Participation Certificates, Series
    92-20H, Class 1
     7.40%                                       08/01/12        611         628,277
  Small Business Administration
    Participation Certificates, Series
    96-20H, Class 1
     7.25%                                       08/01/16      1,631       1,680,039
  Small Business Administration
    Pass-Through, Series 97-P10D,
    Class 1
     6.51%                                       11/10/07         93          93,773
  Small Business Administration,
    Series 01-P10, Class B-1
     6.34%(c)                                    08/01/11      1,354       1,378,625
  U.S. Treasury Notes
     4.25%(d)                                    10/31/07      9,600       9,480,374
     4.88%(d)                                    05/31/08     18,935      18,829,229
     4.12%(d)(e)                                 08/15/08      1,140       1,117,690
     4.38%(d)                                    11/15/08     20,595      20,242,640

                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $131,240,375)                                                    129,693,226
                                                                        ------------
MORTGAGE PASS-THROUGHS - 3.8%
  Federal Home Loan Mortgage Corp.
    ARM
     4.98%(c)                                    10/01/35     12,697      12,512,442
  Federal Home Loan Mortgage Corp.
    Gold
     5.50%                                       11/15/27      4,395       4,357,525
  Federal National Mortgage Assoc.
     8.50%                                       08/01/09         96          97,029
     6.00%                                    05/16-02/17        571         572,877
     5.50%                                       01/01/20        401         394,560
  Federal National Mortgage Assoc.
    ARM
     4.00%(c)                                    04/01/34      5,599       5,414,730
     4.78%(c)                                    01/01/35      4,510       4,346,151
     4.83%(c)                                    09/01/35      4,259       4,179,018

                                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $32,443,933)                                                      31,874,332
                                                                        ------------

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.2%
  Federal National Mortgage Assoc.
    Grantor Trust, Series 02-T6, Class
    A1
     3.31%
  (Cost $1,448,480)                              02/25/32    $ 1,558    $  1,433,683
                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.0%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
     6.50%                                       04/15/36      4,789       4,916,042
  Bear Stearns Mortgage Trust, Series
    04-12, Class 1A1
     5.67%(c)                                    01/25/35        799         802,413
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
     5.69%(c)                                    01/25/35      5,185       5,189,726
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
     3.27%                                       10/25/34      5,860       5,732,329
  Countrywide Home Loans, Series
    04-29, Class 1A1
     5.59%(c)                                    02/25/35      2,978       2,980,548
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
     6.00%                                       09/15/07        102         102,191
  Federal National Mortgage Assoc.,
    Series 89-16, Class B (PO)
    10.00%(f)                                    03/25/19        110          90,824
  Federal National Mortgage Assoc.,
    Series 05-109, Class PV
     6.00%                                       10/25/32      9,630       9,655,867
  Federal National Mortgage Assoc.,
    Series 05-29, Class AT
     4.50%                                       04/25/35      4,585       4,437,613
  Federal National Mortgage Assoc.,
    Series 05-29, Class WB
     4.75%                                       04/25/35      5,680       5,464,501
  Federal National Mortgage Assoc.,
    Series 05-57, Class PA
     5.50%                                       05/25/27      3,958       3,935,725
  Federal National Mortgage Assoc.,
    Series 05-62, Class CQ
     4.75%                                       07/25/35      5,931       5,657,462
  Federal National Mortgage Assoc.,
    Series 05-83, Class LA
     5.50%                                       10/25/35      6,798       6,706,242
  GSAA Home Equity Trust, Series
    04-8, Class A3A
     5.69%(c)                                    09/25/34        786         790,486
  MortgageIT Trust, Series 04-1, Class
    A1
     5.71%(c)                                    11/25/34      6,497       6,536,636
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
     5.62%(c)                                    09/25/34      2,425       2,455,882
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
     4.85%(c)                                    06/25/34      9,097       8,798,155
  Summit Mortgage Trust, Series 00-1,
    Class B1
     6.24%(c)(g)                                 12/28/12         87          87,193

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(g)                                 05/25/36    $ 5,219    $ 5,088,360
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class X (IO)
    2.31%(g)(h)                              05/25/36     64,323      3,972,002
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5, Class
    A1
    4.53%(c)                                 06/25/34      9,860      9,448,386

                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $94,855,990)                                                 92,848,583
                                                                    -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 9.0%
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
    7.01%(g)                                 05/25/29        269        267,237
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                    10/15/32      2,005      2,105,104
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                    03/15/08      3,657      3,669,807
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CKS4,
    Class A2
    5.18%                                    08/15/12      5,900      5,724,120
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CP5,
    Class A2
    4.94%                                    12/15/35      6,185      5,899,814
  Federal Home Loan Mortgage Corp.,
    Series 2626, Class NA
    5.00%                                    06/15/23      7,070      6,964,597
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
    7.20%(c)                                 10/15/32      4,430      4,658,897
  First Union National Bank
    Commercial Mortgage Trust, Series
    01-C3, Class A3
    6.42%                                    08/15/33      7,025      7,210,261
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                    12/10/35      4,850      4,965,546
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97
    7.43%                                    02/21/21         50         49,199
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.50%(h)                                 07/15/27     12,893        352,117
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                    08/15/36      3,800      3,933,049
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                    08/16/33      4,490      4,722,054

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C3, Class A2
    6.96%                                    11/15/10    $ 6,040    $ 6,300,874
  J.P. Morgan Commercial Mortgage
    Finance Corp., Series 97-C5,
    Class E
    7.61%                                    09/15/29      4,896      5,310,692
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
    3.75%(c)                                 11/25/33      8,496      8,278,346
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A1
    7.10%                                    10/15/32      1,460      1,463,650
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                    12/15/19      4,359      4,380,697
  Nationslink Funding Corp., Series
    99-SL, Class A6
    6.61%                                    11/10/30        389        388,911

                                                                    -----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $79,102,302)                                                 76,644,972
                                                                    -----------
PROJECT LOANS - 0.1%
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%
  (Cost $725,607)                            01/01/23        727        720,581
                                                                    -----------
CERTIFICATE OF DEPOSIT - 1.5%
  Barclays Bank PLC NY
    5.32%(c)                                 03/13/09     11,655     11,646,981
  SunTrust Bank, Inc.
    4.42%                                    06/15/09      1,375      1,328,443

                                                                    -----------
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $13,030,000)                                                 12,975,424
                                                                    -----------
ASSET BACKED SECURITIES - 20.1%
  American Express Credit Account
    Master Trust, Series 06-01, Class
    A
    5.21%(c)                                 12/15/13      6,850      6,864,727
  Amresco Independence Funding,
    Inc., Series 00-1, Class A
    6.15%(c)(g)                              01/15/27      1,498      1,498,459
  Bank One Issuance Trust, Series
    02-A5, Class A5
    5.32%(c)                                 06/15/10      8,375      8,387,122
  Boston Edison Co., Series 99-1,
    Class A4
    6.91%                                    09/15/09      3,295      3,320,752
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                    06/15/10      6,100      5,924,564
  Chase Issuance Trust, Series 05,
    Class A5
    5.22%(c)                                 02/15/12      8,600      8,604,143
  Chase Issuance Trust, Series 06-A3,
    Class A3
    5.07%(c)                                 07/15/11      5,825      5,834,436

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Citibank Credit Card Issuance Trust,
    Series 04, Class A4
    3.20%                              08/24/09     $8,375    $  8,152,644
  Citibank Credit Card Issuance Trust,
    Series 04-A1, Class A1
    2.55%                              01/20/09      7,880       7,755,732
  Countrywide Certificates, Series
    04-12, Class 2AV3
    5.45%(c)                           12/25/24      3,114       3,114,036
  Countrywide Certificates, Series
    05-IM2, Class A1
    5.19%(c)                           06/25/27      3,632       3,632,017
  Countrywide Certificates, Series
    05-IM3, Class A1
    5.44%(c)                           04/25/28      6,286       6,286,794
  Countrywide Certificates, Series
    06-IM1, Class A1
    5.41%(c)                           09/25/28      4,615       4,616,929
  DaimlerChrysler Auto Trust, Series
    04-5, Class A3
    3.18%                              09/08/08      4,528       4,488,774
  Discover Card Master Trust I, Series
    05-1, Class A
    5.21%(c)                           03/17/08      5,650       5,651,575
  Epoch, Series 02, Class 2l
    4.95%(c)(g)                        05/30/07      4,900       4,929,400
  Green Tree Financial Corp., Series
    96-7, Class A6
    7.65%(i)                           10/15/27      1,087       1,116,044
  IFC Small Business Administration
    Loan-Backed Certificates, Series
    97-1, Class A
    6.00%(c)(g)                        01/15/24        515         515,228
  MBNA Credit Card Master Notes
    Trust, Series 98-E, Class A
    5.21%(c)                           09/15/10      6,525       6,539,873
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                              09/15/09      7,900       7,729,660
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                              02/15/09      6,575       6,483,805
  MBNA Credit Card Master Notes
    Trust, Series 06-A4, Class A4
    5.08%(c)                           09/15/11      8,825       8,834,443
  The Money Store Small Business
    Administration Loan Trust, Series
    97-2, Class A
    5.80%(c)                           02/15/29      1,407       1,363,188
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
    5.30%(c)                           07/15/25      1,812       1,799,563
  Novastar Home Equity Loan, Series
    06-2, Class A2A
    5.25%(c)                           06/25/36      6,975       6,975,000
  PBG Equipment Trust, Series 00-1A,
    Class A
    6.27%(g)                           01/20/12        922         922,506
  PMC Capital LP, Series 98-1, Class A
    6.75%(c)(g)(j)                     04/01/21      1,881       1,908,685
  Residential Asset Mortgage Products,
    Inc., Series 05-NC1, Class AI1
    5.41%(c)                           09/25/27      4,883       4,883,805

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Residential Asset Mortgage Products,
    Inc., Series 05-RZ4, Class A1
    5.44%(c)                           11/25/35     $5,467    $  5,467,497
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(c)(g)(k)                     01/21/09      5,037       5,036,979
  Structured Asset Securities Corp.,
    Series 03-AL1, Class A
    3.36%(g)                           04/25/31      2,440       2,143,578
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-10,
    Class A1
    5.07%(c)                           04/25/12      5,056       5,054,262
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-5,
    Class A1
    5.10%(c)                           01/25/18      5,522       5,522,212
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-8,
    Class A4
    4.25%                              01/25/28      7,375       7,163,116
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%(g)                           05/15/25      1,335       1,348,510

                                                              ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $170,784,941)                                          169,870,058
                                                              ------------
CORPORATE BONDS - 39.2%
Aerospace - 0.7%
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                              11/16/06      1,445       1,436,764
  Raytheon Co., Senior Notes
    6.75%                              08/15/07      1,752       1,769,015
  United Technologies Corp.,
    Unsecured Notes
    5.28%(c)                           06/01/09      2,825       2,823,483

                                                              ------------
                                                                 6,029,262
                                                              ------------
Banks - 9.3%
  BAC Capital Trust XI, Capital
    Securities
    6.62%                              05/23/36        535         528,501
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                              06/30/08         60          56,639
  Bank of America Corp., Subordinated
    Notes
    7.80%                              02/15/10      1,115       1,190,624
  Bank of America Corp., Unsecured
    Notes
    5.47%(c)                           03/24/09      6,775       6,777,243
  Bank of New York Co., Inc., Senior
    Subordinated Notes
    3.80%                              02/01/08      1,400       1,362,333
  Bank One N.A., Senior Unsecured
    Notes
    3.70%                              01/15/08      2,325       2,261,062
  BankBoston N.A., Subordinated Bank
    Notes
    6.38%                              04/15/08      2,575       2,604,862
  BankBoston N.A., Subordinated
    Notes
    7.00%                              09/15/07        450         456,984

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Barclays Bank PLC, Subordinated
    Notes
    7.38%(c)(g)                        06/29/49     $1,500    $ 1,594,476
  Citigroup, Inc., Subordinated Notes
    6.38%                              11/15/08      1,710      1,740,387
  Citigroup, Inc., Unsecured Notes
    4.12%                              02/22/10      6,585      6,260,294
    4.62%                              08/03/10        860        828,507
  Depfa ACS Bank, Senior Secured
    Bonds
    4.88%(g)                           10/28/15      2,800      2,632,000
  Deutsche Bank AG, Deposit Notes
    3.84%(c)                           03/15/07      1,975      1,943,400
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.75%(g)                           09/30/08      1,360      1,306,896
  HSBC Bank USA, Subordinated
    Notes
    3.87%                              06/07/07      9,700      9,539,038
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                              10/16/06        750        744,202
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                              05/30/07        609        606,174
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    6.25%                              02/15/11      1,500      1,525,855
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                              10/15/07      1,485      1,448,662
    4.00%                              10/15/08      1,100      1,062,121
  Swedish Export Credit Corp.,
    Unsecured Notes
    3.50%                              01/15/08      6,625      6,439,632
  U.S. Bank N.A., Senior Bank Notes
    2.40%                              03/12/07      4,560      4,462,325
    3.75%                              02/06/09        850        813,501
  U.S. Bank N.A., Subordinated Notes
    6.30%                              07/15/08      1,360      1,382,609
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                              05/30/08      1,915      1,816,358
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
    8.62%(c)                           10/29/49        475        519,612
  USB Capital IX, Unsecured Notes
    6.19%(c)                           03/29/49      1,840      1,799,318
  Wachovia Capital Trust III, Trust
    Preferred Securities
    5.80%(c)                           08/29/49      3,970      3,852,496
  Wachovia Corp., Subordinated Notes
    5.62%                              12/15/08      2,150      2,148,441
  Wachovia Corp., Unsecured Notes
    4.95%                              11/01/06      3,000      2,992,338
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.25%                              12/01/07      1,700      1,690,188
    4.20%                              01/15/10        675        644,436
  Wells Fargo & Co., Unsecured Notes
    4.62%                              08/09/10      3,150      3,032,725
    4.88%                              01/12/11        830        804,160

                                                              -----------
                                                               78,868,399
                                                              -----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Broadcasting - 0.3%
  Cox Communications, Inc., Senior
    Unsecured Notes
    7.75%                              11/01/10     $  295    $   312,400
    7.12%                              10/01/12        900        930,891
  News America Holdings, Inc.,
    Secured Notes
    8.50%                              02/23/25        650        734,584
  News America Holdings, Inc., Senior
    Debentures
    9.50%                              07/15/24        550        677,997

                                                              -----------
                                                                2,655,872
                                                              -----------
Commercial Banks, Nec - 0.1%
  HBOS PLC
    5.92%(c)(g)                        09/29/49        640        579,514
                                                              -----------
Computer Software & Services - 0.5%
  Oracle Corp., Unsecured Notes
    5.00%                              01/15/11      3,650      3,522,528
    5.25%                              01/15/16        775        725,795

                                                              -----------
                                                                4,248,323
                                                              -----------
Energy & Utilities - 1.8%
  American Electric Power Co., Senior
    Notes
    4.71%(c)                           08/16/07      1,205      1,191,287
  Dominion Resources, Inc., Senior
    Unsecured Notes
    3.66%                              11/15/06      2,250      2,233,143
    5.12%                              12/15/09        455        443,816
  DTE Energy Co., Senior Unsecured
    Notes
    5.63%                              08/16/07      1,475      1,470,192
  NiSource Finance Corp., Secured
    Notes
    7.88%                              11/15/10      2,400      2,569,954
  NiSource Finance Corp., Unsecured
    Notes
    5.76%(c)                           11/23/09      2,450      2,451,960
  PECO Energy Co., First Refunding
    Mortgages
    5.95%                              11/01/11      1,900      1,920,100
  Virginia Electric and Power Co.,
    Unsecured Notes
    5.73%                              11/25/08      2,514      2,507,134

                                                              -----------
                                                               14,787,586
                                                              -----------
Entertainment & Leisure - 1.0%
  Comcast Cable Communications
    Corp., Senior Notes
    8.38%                              05/01/07        340        347,155
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
    5.45%                              11/15/10      4,000      3,935,896
  Comcast Cable Communications
    Corp., Unsecured Notes
    5.90%                              03/15/16      1,250      1,200,971
  Comcast Cable Holdings LLC, Senior
    Debentures
    7.88%                              08/01/13        735        782,165
    8.75%                              08/01/15        965      1,102,579
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                              04/15/11      1,110      1,137,980

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- ------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Turner Broadcasting Corp., Senior
    Notes
    8.38%                                  07/01/13    $   300    $   330,139

                                                                  -----------
                                                                    8,836,885
                                                                  -----------
Finance - 9.5%
  Aetna, Inc., Senior Unsecured Notes
    6.00%                                  06/15/16      4,170      4,109,568
  Archstone-Smith Trust Corp., Senior
    Unsecured Notes
    5.00%                                  08/15/07        850        842,631
  Associates Corp. N.A., Senior Notes
    6.25%                                  11/01/08      2,000      2,024,838
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(g)                               08/15/15        680        629,666
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    3.25%                                  03/25/09      3,500      3,290,315
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.40%                                  07/02/07      2,400      2,348,496
    4.12%                                  01/15/10      1,025        975,523
  Cable and Wireless Optus Finance
    Ltd., Unsecured Notes
    8.00%(g)                               06/22/10      1,425      1,531,661
  CitiFinancial Credit Co., Unsecured
    Notes
    6.62%                                  11/15/06      2,675      2,685,216
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)                            07/07-01/08      8,420      8,397,150
    3.50%                                  08/15/07      3,820      3,734,967
    4.12%                                  09/01/09      1,115      1,067,579
    4.88%                                  10/21/10      4,120      4,001,871
    5.00%                                  11/15/11      8,255      7,983,832
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.00%                                  01/15/11      5,675      5,488,128
    4.75%                                  07/15/13      2,000      1,860,756
  HSBC Finance Corp., Senior
    Unsecured Notes
    7.20%                                  07/15/06      1,975      1,975,760
    5.75%                                  01/30/07        500        500,443
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    5.75%                                  04/25/11      4,500      4,487,004
  Morgan Stanley, Senior Notes
    5.29%(c)                               03/07/08     10,265     10,265,144
  Morgan Stanley, Senior Unsecured
    Notes
    6.75%                                  04/15/11        350        363,379
  Morgan Stanley, Unsecured Notes
    5.05%                                  01/21/11      4,855      4,708,476
  Nuveen Investments, Senior
    Unsecured Notes
    5.50%                                  09/15/15        925        869,047
  Principal Life Global Funding, Inc.,
    Unsecured Notes
    3.62%(g)                               04/30/08      1,085      1,047,036
  Prudential Financial, Inc., Senior
    Unsecured Notes
    3.75%                                  05/01/08      1,375      1,328,841

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(g)                               05/15/08    $   810    $   822,385
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                                  11/16/07      1,450      1,439,566
  SP Powerassets Ltd., Unsecured
    Notes
    3.80%(g)                               10/22/08      1,325      1,270,503

                                                                  -----------
                                                                   80,049,781
                                                                  -----------
Insurance - 1.8%
  Allstate Financial Global Funding,
    Unsecured Notes
    5.25%(g)                               02/01/07      1,430      1,426,997
  ASIF Global Financing, Unsecured
    Notes
    3.90%(g)                               10/22/08        320        308,458
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                                  11/16/07      2,925      2,896,715
  Lincoln National Corp., Capital
    Securities
    7.00%(c)                               05/17/66      3,140      3,115,646
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(g)                               07/15/08      2,535      2,384,735
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(g)                               06/19/08      1,540      1,449,936
  New York Life Global Funding,
    Unsecured Notes
    3.88%(g)                               01/15/09      2,945      2,821,914
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(g)                               01/22/08        520        505,831

                                                                  -----------
                                                                   14,910,232
                                                                  -----------
Medical & Medical Services - 0.6%
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.25%                                  03/15/11      2,600      2,531,321
  WellPoint, Inc., Unsecured Notes
    3.50%(i)                               09/01/07        630        612,193
    5.00%                                  01/15/11      1,925      1,854,079

                                                                  -----------
                                                                    4,997,593
                                                                  -----------
Motor Vehicles - 0.4%
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.88%                                  06/15/10      2,000      1,910,240
    6.50%                                  11/15/13        475        474,742
  Johnson Controls, Inc., Unsecured
    Notes
    5.25%                                  01/15/11      1,390      1,354,548

                                                                  -----------
                                                                    3,739,530
                                                                  -----------
Oil & Gas - 1.5%
  Anadarko Petroleum Corp., Senior
    Unsecured Notes
    3.25%                                  05/01/08      1,600      1,523,946

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  ConocoPhillips, Senior Unsecured
    Notes
    8.75%                              05/25/10    $ 2,400    $ 2,652,415
  Halliburton Co., Senior Unsecured
    Notes
    5.50%                              10/15/10      1,850      1,832,510
  Ocean Energy, Inc., Senior
    Unsecured Notes
    4.38%                              10/01/07      1,660      1,634,436
  Oneok, Inc., Senior Unsecured Notes
    5.51%                              02/16/08      2,410      2,394,386
  Texas Eastern Transmission LLP,
    Senior Unsecured Notes
    5.25%                              07/15/07      1,590      1,580,555
  Tosco Corp., Senior Unsecured
    Notes
    7.25%                              01/01/07        805        809,877

                                                              -----------
                                                               12,428,125
                                                              -----------
Pharmaceuticals - 1.0%
  Abbott Laboratories, Unsecured
    Notes
    5.60%                              05/15/11      1,880      1,869,594
  Merck & Co., Inc., Unsecured Notes
    2.50%                              03/30/07      1,640      1,603,451
  Schering-Plough Corp., Senior Notes
    5.30%(c)                           12/01/13        795        770,635
  Wyeth, Unsecured Notes
    5.50%                              02/15/16      3,965      3,785,346

                                                              -----------
                                                                8,029,026
                                                              -----------
Real Estate - 0.6%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    5.00%                              08/01/07      1,380      1,368,987
  EOP Operating LP, Unsecured Notes
    4.65%                              10/01/10        765        725,319
  ProLogis, Unsecured Notes
    5.25%(g)                           11/15/10      1,590      1,546,482
  The Rouse Co., Unsecured Notes
    3.62%                              03/15/09        600        557,551
    5.38%                              11/26/13      1,405      1,260,740

                                                              -----------
                                                                5,459,079
                                                              -----------
Retail Merchandising - 0.2%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                              09/01/08        820        833,101
  May Department Stores Co.,
    Debentures
    7.45%                              10/15/16        860        915,776

                                                              -----------
                                                                1,748,877
                                                              -----------
Telecommunications - 1.3%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                              03/15/13      1,235      1,371,640
  Lenfest Communications, Inc., Senior
    Notes
    7.62%                              02/15/08      1,815      1,860,165
  SBC Communications, Inc., Senior
    Unsecured Notes
    5.88%                              02/01/12        130        128,810

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  SBC Communications, Inc.,
    Unsecured Notes
    4.21%(g)                           06/05/21    $ 1,900    $ 1,873,799
  Sprint Capital Corp., Senior
    Unsecured Notes
    7.62%                              01/30/11      1,125      1,197,476
  Verizon New Jersey, Inc., Senior
    Debentures
    5.88%                              01/17/12      5,015      4,905,573

                                                              -----------
                                                               11,337,463
                                                              -----------
Transportation - 0.2%
  Union Pacific Corp., Unsecured
    Notes
    7.25%                              11/01/08      1,750      1,814,122
                                                              -----------
Yankee - 8.4%
  Canadian National Railway Co.
    (Canada), Senior Unsecured Notes
    4.25%(l)                           08/01/09      2,075      1,993,888
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
    5.13%(c)(l)                        04/09/09      4,635      4,639,204
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(l)                           07/15/09      6,550      6,357,037
    5.50%(l)                           05/25/16      4,100      4,072,296
  EnCana Corp. (Canada), Unsecured
    Notes
    4.60%(l)                           08/15/09        175        169,186
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured Notes
    5.80%(l)                           05/01/14        980        960,812
  KFW Bankengruppe (Germany),
    Senior Unsecured Notes
    3.25%(l)                           09/21/07      3,400      3,312,229
  Landeskreditbank
    Baden-Wurttemberg-Forderbank
    (Germany), Unsecured Notes
    3.42%(l)                           07/27/06     19,090     19,066,901
  National Westminster Bank (United
    Kingdom), Subordinated Notes
    7.75%(c)(l)                        04/29/49      1,550      1,584,461
  Nationwide Building Society (United
    Kingdom), Unsecured Notes
    2.62%(g)(l)                        01/30/07      2,045      2,010,630
    4.25%(g)(l)                        02/01/10        350        333,109
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(l)                           03/15/10      2,300      2,224,512
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    5.25%(l)                           11/15/13        665        614,770
  Telecom Italia Capital (Luxembourg),
    Unsecured Notes
    5.25%(l)                           10/01/15      1,500      1,357,689
  Telefonica Emisiones Sau (Spain),
    Senior Unsecured Notes
    6.42%(l)                           06/20/16      3,000      2,993,775
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(l)                           09/15/10        510        541,031

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                   PAR
                                      MATURITY    (000)       VALUE
                                     ---------- -------- -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(l)                         08/01/06    $  650   $    650,071
    6.38%(l)                         10/15/11     2,660      2,714,557
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.62%(l)                         03/03/15       500        506,250
    5.62%(l)                         01/15/17       730        678,900
  United Mexican States (Mexico),
    Unsecured Notes
    6.38%(l)                         01/16/13     2,435      2,441,087
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    3.95%(l)                         01/30/08     2,595      2,527,276
    7.75%(l)                         02/15/10     1,845      1,950,028
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.56%(c)(l)                      06/29/07     3,700      3,698,846
    5.05%(c)(l)                      12/28/07     3,455      3,454,216
    5.00%(l)                         09/15/15       110         99,491

                                                          ------------
                                                            70,952,252
                                                          ------------
TOTAL CORPORATE BONDS
  (Cost $338,544,681)                                      331,471,921
                                                          ------------
TAXABLE MUNICIPAL BONDS - 1.4%
  New York Sales Tax Asset
    Receivable Corp. Revenue Bonds,
    Series 04, Class B
    3.83%                            10/15/09     1,280      1,214,080
  Oregon School Board Taxable
    Pension Deferred Interest Bonds,
    Series 03, Class A
    3.34%                            06/30/07     2,700      2,559,465
  Port Authority of New York & New
    Jersey Revenue Notes, Series 04,
    Class XX
    3.30%                            09/15/07     4,200      4,094,118
  Texas Public Finance Authority
    Taxable Revenue Bonds, Series 03
    3.12%                            06/15/07     2,020      1,976,328
  Wisconsin General Revenue Bonds,
    Series 03, Class A
    4.80%                            05/01/13     1,910      1,813,831

                                                          ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $12,014,337)                                        11,657,822
                                                          ------------

                                               PAR/SHARES
                                                 (000)
                                              -----------
SHORT TERM INVESTMENTS - 0.6%
  Federal Home Loan Bank, Discount
    Notes
    5.13%(b)(e)                    07/21/06        600        598,287
  Galileo Money Market Fund                      4,648      4,648,367

                                                            ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,246,654)                                         5,246,654
                                                            ---------

TOTAL INVESTMENTS IN SECURITIES -  102.2%                 864,437,256
                                                          -----------
  (Cost $879 437,300(a))

                                         NUMBER OF
                                         CONTRACTS            VALUE
                                       ------------       ------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received $36,389)                  (73)         $   (1,141)
                                                            ----------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                         1,210(m)          366,630
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                         1,160(m)          551,000

                                                            ----------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $1,316,095)                                            917,630
                                                            ----------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                       (1,220)(m)         (172,587)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                               (1,250)(m)         (440,625)

                                                            ----------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $1,175,640)                              (613,212)
                                                            ----------

PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received $46,389)                  (73)           (102,656)
                                                            ----------
PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                         1,210(m)          727,210
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                         1,160(m)          863,040

                                                            ----------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $1,316,095)                                         1,590,250
                                                            ---------

PUT SWAPTIONS WRITTEN - (0.2)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                     (1,220)(m)           (713,456)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                             (1,250)(m)           (585,000)

                                                            ----------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                                        (1,298,456)
                                                            ----------
$1,175,640)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (2.3)%                                         (19,045,195)
                                                         -------------
NET ASSETS - 100.0%                                       $845,884,476
                                                         =============

-------------------

(a)  Cost for federal income tax purposes is $879,531,198. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                       $     659,351
     Gross unrealized depreciation                         (15,753,293)
                                                         -------------
                                                         $ (15,093,942)
                                                         =============

(b)  The rate shown is the effective yield at the time of purchase.
(c)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(d)  Securities, or a portion thereof, subject to financing transactions.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

(e)  Securities, or a portion thereof, with a market value of $1,086,830 have been pledged as collateral for swap and swaption contracts.
(f)  Interest rate of underlying collateral.
(g)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 6.4% of its net assets, with a current market value of
     $53,794,165, in securities restricted as to resale.
(h)  Rates shown are the effective yields as of June 30, 2006.
(i)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,738,991 on 1,481 long U.S. Treasury Note futures contracts, 124 long
     Treasury Bond futures contracts and 726 short U.S. Treasury Note futures contracts expiring September 2006. The value of such contracts on June 30,
     2006 was $250,725,492 with an unrealized loss of $121,694 (including commissions of $4,683).
(j)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $1,908,685 which represents 0.2% of net assets.
(k)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.6% of its net assets, with a current market value of $5,036,979 in these securities.
(l)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(m)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        INTERMEDIATE PLUS BOND PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.6%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    3.01%(b)                                     04/19/07     $  275    $   269,613
  Federal National Mortgage Assoc.,
    Subordinated Notes
    5.12%                                        01/02/14        150        143,959
  Federal National Mortgage Assoc.,
    Unsecured Notes
    2.71%(b)                                     01/30/07        250        246,003
  Small Business Administration
    Participation Certificates, Series
    96-20E, Class 1
    7.60%                                        05/01/16         86         88,596
  Small Business Administration,
    Series 03-P10A
    4.52%                                        02/10/13        140        131,761
  U.S. Treasury Bonds
    8.75%                                        08/15/20         55         73,657
  U.S. Treasury Notes
    4.00%(b)                                     09/30/07        425        418,658
    4.88%(b)                                  04/08-05/08      2,800      2,784,496

                                                                        -----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $4,184,103)                                                       4,156,743
                                                                        -----------
MORTGAGE PASS-THROUGHS - 37.7%
  Federal Home Loan Mortgage Corp.
    ARM
    4.00%(c)                                     03/01/34        119        115,470
    3.33%(c)                                     07/01/34        217        215,564
  Federal Home Loan Mortgage Corp.
    Gold
    4.50%                                     03/10-08/20        472        447,460
    5.00%                                     06/20-12/20      1,470      1,415,424
    5.50%                                        11/15/27        156        154,591
  Federal Home Loan Mortgage Corp.
    Gold TBA
    5.00%                                        07/01/36        200        186,750
  Federal National Mortgage Assoc.
    6.00%                                     08/16-02/34        508        504,598
    5.00%                                     01/18-11/35      1,281      1,224,367
    5.50%                                     08/18-12/35      2,595      2,520,243
    4.00%                                        05/01/19        400        369,523
    4.50%                                     03/21-04/21        693        655,349
  Federal National Mortgage Assoc.
    ARM
    4.12%(c)                                     10/01/33        261        255,084
    4.29%(c)                                     12/01/33        175        170,512
    4.28%(c)                                     01/01/34        225        219,323
    4.00%(c)                                     04/01/34        346        334,618
  Federal National Mortgage Assoc.
    TBA
    4.50%                                     07/21-07/36        307        278,052
    5.00%                                     07/21-07/36        500        470,156
    5.50%                                        07/01/21        800        785,000
    6.00%                                     07/21-07/36      1,200      1,200,250

                                                                        -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $11,751,083)                                                     11,522,334
                                                                        -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.3%
  Federal Home Loan Mortgage Corp.,
    Series 05, Class B1
    4.50%                                        05/01/20         90         85,142

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS (Continued)
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    2.06%(d)                                     02/25/28     $  321    $    14,993

                                                                        -----------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $113,306)                                                           100,135
                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.69%(c)                                     01/25/35        147        147,107
  Countrywide Home Loans, Series
    04-29, Class 1A1
    5.59%(c)                                     02/25/35         72         72,256
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-C1,
    Class A1
    7.32%                                        04/15/42        117        118,090
  Federal Home Loan Mortgage Corp.,
    Series 2927, Class BA
    5.50%                                        10/15/33        106        104,561
  Federal Home Loan Mortgage Corp.,
    Series 2949, Class PA
    5.50%                                        03/15/34        211        209,006
  Federal Home Loan Mortgage Corp.,
    Series 2979, Class BC
    5.00%                                        04/15/20        190        178,459
  Federal Home Loan Mortgage Corp.,
    Series 2996, Class MK
    5.50%                                        06/15/35         94         92,566
  Federal National Mortgage Assoc.,
    Series 04-25, Class PA
    5.50%                                        10/25/30        171        169,449
  Federal National Mortgage Assoc.,
    Series 04-36, Class BS
    5.50%                                        11/25/30        139        138,282
  Federal National Mortgage Assoc.,
    Series 05-48, Class AR
    5.50%                                        02/25/35        103        101,458
  Federal National Mortgage Assoc.,
    Series 363, Class 2 (IO)
    5.50%(d)                                     11/01/35        286         80,053
  Federal National Mortgage Assoc.,
    Series 367, Class 2 (IO)
    5.50%(d)                                     01/25/36        292         81,472
  MortgageIT Trust, Series 04-1, Class
    A1
    5.71%(c)                                     11/25/34        214        214,844
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.62%(c)                                     09/25/34         54         54,854
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(e)                                     05/25/36        191        186,366
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class X (IO)
    2.31%(d)(e)                                  05/25/36      2,256        139,304

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5, Class
    A1
    4.53%(c)                                  06/25/34     $  177    $  170,071

                                                                     ----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $2,309,387)                                                   2,258,198
                                                                     ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.5%
  Banc of America Commercial
    Mortgage, Inc., Series 02-2, Class
    A3
    5.12%(f)                                  07/11/43        130       125,997
  Banc of America Commercial
    Mortgage, Inc., Series 02-PB2,
    Class A4
    6.19%                                     06/11/35        180       183,255
  Banc of America Commercial
    Mortgage, Inc., Series 05-4, Class
    A5A
    4.93%                                     07/10/45        160       148,987
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                     10/15/32        110       115,770
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 05-PWR7,
    Class A2
    4.94%                                     02/11/41        140       133,804
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
    1.29%(d)                                  04/19/15      1,703        24,632
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                     10/15/32         55        57,746
  Chase Manhattan Bank-First Union
    National Bank, Series 99-1, Class
    A2
    7.44%                                     08/15/31        185       193,276
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class A2
    4.22%(e)                                  09/20/49        150       142,453
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C1,
    Class AX (IO)
    1.76%(d)(e)                               06/20/29      1,861        49,416
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C2,
    Class AX (IO)
    1.09%(d)                                  01/17/35        655         9,753
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 01-CP4,
    Class D
    6.61%                                     12/15/35        185       191,049
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02, Class
    A3
    5.60%                                     07/15/35        190       188,307
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CKS4,
    Class A2
    5.18%                                     08/15/12        205       198,889

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- -----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 03-C3,
    Class A5
    3.94%                                     05/15/38     $  200    $  179,059
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 98-CF1, Class A1B
    6.41%                                     02/18/31        178       179,099
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                     11/10/33        100       104,343
  First Union National Bank
    Commercial Mortgage Trust, Series
    01-C3, Class A3
    6.42%                                     08/15/33        250       256,593
  First Union National Bank
    Commercial Mortgage Trust, Series
    02-C1, Class A2
    6.14%                                     02/12/34        175       177,996
  General Electric Capital Commercial
    Mortgage Corp., Series 00-1, Class
    A2
    6.50%                                     01/15/33        125       128,150
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                     12/10/35        170       174,050
  General Electric Capital Commercial
    Mortgage Corp., Series 02-2A,
    Class A3
    5.35%                                     08/11/36        190       185,637
  General Electric Capital Commercial
    Mortgage Corp., Series 05-C1,
    Class A3
    4.58%                                     06/10/48        130       123,479
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.54%(d)                                  07/15/27      1,416        38,678
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C2, Class A2
    6.94%                                     09/15/33        100       102,863
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                     08/16/33        110       115,786
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                                     04/10/38         70        68,308
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
    3.75%(c)                                  11/25/33        302       293,794
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C3,
    Class A2
    7.95%                                     05/15/25        140       149,557
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C2,
    Class A2
    6.65%                                     11/15/27        150       155,336

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C7,
    Class A3
    4.56%(c)                            09/15/27     $  110    $  105,042
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 05-C1,
    Class A3
    4.54%                               02/15/30        150       141,141
  Morgan Stanley Capital, Inc., Series
    97-HF1, Class X
    4.76%(e)                            07/15/29        209         1,421

                                                               ----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $4,655,569)                                             4,443,666
                                                               ----------
CERTIFICATE OF DEPOSIT - 1.3%
  Barclays Bank PLC NY
    5.32%(c)
  (Cost $410,000)                       03/13/09        410       409,718
                                                               ----------
ASSET BACKED SECURITIES - 17.7%
  Aames Mortgage Investment Trust,
    Series 06-1, Class A1
    5.38%(c)                            04/25/36        219       219,535
  Ace Securities Corp., Series 06-HE1,
    Class A2A
    5.40%(c)                            02/25/36        176       175,676
  American Express Credit Account
    Master Trust, Series 06-01, Class
    A
    5.21%(c)                            12/15/13        250       250,537
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A4
    3.75%                               07/15/09        225       218,325
  Carrington Mortgage Loan Trust,
    Series 06-FRE1, Class A1
    5.23%(c)                            07/25/36        275       275,000
  Chase Credit Card Master Trust,
    Series 01-6, Class A
    5.38%(c)                            03/16/09        250       250,125
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                               06/15/10        175       169,967
  Citibank Credit Card Issuance Trust,
    Series 03-A3, Class A3
    3.10%                               03/10/10        125       120,176
  Citibank Credit Card Issuance Trust,
    Series 04-A1, Class A1
    2.55%                               01/20/09        225       221,452
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    5.42%(c)                            10/25/27        136       136,206
  Countrywide Certificates, Series
    05-IM2, Class A1
    5.19%(c)                            06/25/27        123       122,888
  Countrywide Certificates, Series
    05-IM3, Class A1
    5.44%(c)                            04/25/28        221       221,236
  Countrywide Certificates, Series
    06-IM1, Class A1
    5.41%(c)                            09/25/28        169       168,912
  DaimlerChrysler Auto Trust, Series
    05-B, Class A3
    4.04%                               09/08/09        225       221,566

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -----------
ASSET BACKED SECURITIES (Continued)
  Discover Card Master Trust I, Series
    05-1, Class A
    5.21%(c)                            03/17/08     $  200    $  200,056
  Federal National Mortgage Assoc.,
    Series 346, Class 2
    5.50%                               12/01/33        279        72,674
  Green Tree Financial Corp., Series
    99-2, Class A3
    6.08%                               12/01/30         15        15,000
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.46%                               05/21/09        225       222,230
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                               09/15/09        175       171,227
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                               02/15/09        225       221,879
  MBNA Credit Card Master Notes
    Trust, Series 06-A4, Class A4
    5.08%(c)                            09/15/11        300       300,321
  Morgan Stanley Home Equity Loans,
    Series 06-2, Class A1
    5.39%(c)                            02/25/36        200       200,057
  Nissan Auto Receivables Owner
    Trust, Series 05-C, Class A3
    4.19%                               07/15/09        250       245,640
  Novastar Home Equity Loan, Series
    06-2, Class A2A
    5.25%(c)                            06/25/36        250       250,000
  Residential Asset Mortgage Products,
    Inc., Series 05-RS8, Class A1
    5.43%(c)                            05/25/25        136       135,924
  Residential Asset Mortgage Products,
    Inc., Series 05-RZ4, Class A1
    5.44%(c)                            11/25/35        193       192,970
  Soundview Home Equity Loan Trust,
    Series 06-2, Class A1
    4.91%                               04/25/36        181       180,749
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 04-9,
    Class A2
    5.12%(c)                            10/25/12         65        64,698
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-6,
    Class A5B
    5.11%(c)                            07/27/26        175       175,102

                                                               ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $5,452,655)                                             5,420,128
                                                               ----------
CORPORATE BONDS - 24.0%
Aerospace - 0.5%
  BE Aerospace, Inc., Senior Notes
    8.50%                               10/01/10          5         5,263
  Lockheed Martin Tactical Systems,
    Inc., Senior Debentures
    7.00%                               09/15/23         30        32,248
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                               11/16/06         35        34,800
  Raytheon Co., Senior Unsecured
    Notes
    4.50%                               11/15/07          7         6,887

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -----------
CORPORATE BONDS (Continued)
Aerospace (Continued)
  United Technologies Corp.,
    Unsecured Notes
     5.28%(c)                          06/01/09     $   75    $   74,960

                                                              ----------
                                                                 154,158
                                                              ----------
Banks - 5.0%
  BAC Capital Trust XI, Capital
    Securities
     6.62%                             05/23/36          5         4,939
  Bank of America Corp., Senior
    Unsecured Notes
     4.50%                             08/01/10         25        23,962
  Bank of America Corp., Subordinated
    Notes
     7.80%                             02/15/10          5         5,339
  Bank of America Corp., Unsecured
    Notes
     5.47%(c)                          03/24/09        250       250,083
  Bank of New York Co., Inc., Senior
    Notes
     3.75%                             02/15/08         25        24,298
  Citigroup, Inc., Senior Unsecured
    Notes
     6.20%                             03/15/09         35        35,519
  Citigroup, Inc., Subordinated Notes
     6.38%                             11/15/08         30        30,533
  Citigroup, Inc., Unsecured Notes
     4.12%                             02/22/10        260       247,179
  Depfa ACS Bank, Senior Notes
     3.62%                             10/29/08         50        48,036
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.50%(e)                          11/30/07         30        29,169
  HSBC Bank USA, Subordinated
    Notes
     3.87%                             06/07/07        225       221,266
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     7.12%                             06/15/09         25        25,896
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                             10/15/07         70        68,287
     4.00%                             10/15/08         40        38,623
  Swedish Export Credit Corp.,
    Unsecured Notes
     3.50%                             01/15/08         75        72,902
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                             08/23/07        115       112,936
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
     8.62%(c)                          10/29/49         10        10,939
  USB Capital IX, Unsecured Notes
     6.19%(c)                          03/29/49         40        39,116
  Wachovia Capital Trust III, Trust
    Preferred Securities
     5.80%(c)                          08/29/49        140       135,856
  Wells Fargo & Co., Unsecured Notes
     4.62%                             08/09/10        100        96,277

                                                              ----------
                                                               1,521,155
                                                              ----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -----------
CORPORATE BONDS (Continued)
Broadcasting - 0.4%
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                             09/15/10     $   45    $   45,113
  Cox Communications, Inc., Senior
    Unsecured Notes
     7.12%                             10/01/12         25        25,858
  News America Holdings, Inc.,
    Secured Notes
     8.50%                             02/23/25         25        28,253
  News America Holdings, Inc., Senior
    Debentures
     9.50%                             07/15/24         15        18,491

                                                              ----------
                                                                 117,715
                                                              ----------
Computer Software & Services - 0.4%
  Oracle Corp./Ozark Holdings,
    Unsecured Notes
     5.00%(e)                          01/15/11        125       120,634
                                                              ----------
Construction - 0.0%
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                             04/15/14         15        14,175
                                                              ----------
Electronics - 0.0%
  L-3 Communications Corp., Senior
    Subordinated Notes
     6.38%                             10/15/15          5         4,775
                                                              ----------
Energy & Utilities - 0.6%
  AES Corp., Senior Secured Notes
     8.75%(e)                          05/15/13         10        10,700
  Dominion Resources, Inc., Senior
    Unsecured Notes
     7.20%                             09/15/14         40        42,026
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                             01/02/16         22        23,418
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                             05/01/34         10        10,600
  NiSource Finance Corp., Unsecured
    Notes
     5.76%(c)                          11/23/09         75        75,060
  Reliant Energy, Inc., Senior Secured
    Notes
     6.75%                             12/15/14         15        13,837

                                                              ----------
                                                                 175,641
                                                              ----------
Entertainment & Leisure - 0.5%
  Comcast Cable Communications
    Corp., Unsecured Notes
     5.90%                             03/15/16         50        48,039
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
     6.75%                             01/30/11         35        36,117
  Comcast Cable Holdings LLC, Senior
    Debentures
     7.88%                             08/01/13          5         5,321
  MGM Mirage, Inc., Senior Notes
     6.00%                             10/01/09         20        19,450

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -----------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Seneca Gaming Corp., Senior
    Unsecured Notes
    7.25%                              05/01/12     $   15    $   14,606
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                              04/15/11         10        10,252
  Turner Broadcasting Corp., Senior
    Notes
    8.38%                              07/01/13         15        16,507

                                                              ----------
                                                                 150,292
                                                              ----------
Finance - 6.1%
  Aetna, Inc., Senior Unsecured Notes
    6.00%                              06/15/16        145       142,899
  Ameriprise Financial, Inc., Junior
    Subordinated Notes
    7.52%(c)                           06/01/49         40        40,242
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    3.25%                              03/25/09         50        47,005
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    4.12%                              01/15/10         80        76,138
  Compton Petroleum Finance Corp.,
    Senior Notes
    7.62%                              12/01/13          5         4,775
  General Electric Capital Corp.,
    Unsecured Notes
    3.50%                              08/15/07         50        48,887
    3.45%(c)                           01/15/08        370       369,700
    4.12%                              09/01/09         30        28,724
    3.75%                              12/15/09         65        61,165
    4.88%                              10/21/10         90        87,420
    5.00%                              11/15/11         65        62,865
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.00%                              01/15/11        200       193,414
  Household Finance Corp., Senior
    Notes
    6.45%                              02/01/09         20        20,318
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    5.75%                              04/25/11        120       119,654
  Morgan Stanley, Senior Notes
    5.29%(c)                           03/07/08        360       360,005
  Morgan Stanley, Unsecured Notes
    5.05%                              01/21/11         50        48,491
  Principal Life Global Funding, Inc.,
    Unsecured Notes
    3.62%(e)                           04/30/08         20        19,300
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(e)                           05/15/08         25        25,382
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                              11/16/07         50        49,640
  The Royal Bank of Scotland Capital
    Trust III, Preferred Stock
    5.51%(c)                           09/29/49         50        46,614

                                                              ----------
                                                               1,852,638
                                                              ----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -----------
CORPORATE BONDS (Continued)
Industrial - 0.1%
  Osprey Trust/Osprey, Inc., Senior
    Secured Notes
    7.80%(e)(g)                        01/15/49     $   50    $   21,375
                                                              ----------
Insurance - 1.0%
  Allstate Financial Global Funding,
    Unsecured Notes
    5.25%(e)                           02/01/07         25        24,947
  ASIF Global Financing, Unsecured
    Notes
    3.90%(e)                           10/22/08         45        43,377
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                              11/16/07         75        74,275
  Lincoln National Corp., Capital
    Securities
    7.00%(c)                           05/17/66         45        44,651
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(e)                           07/15/08         35        32,925
  New York Life Global Funding,
    Unsecured Notes
    3.88%(e)                           01/15/09         45        43,119
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(e)                           01/22/08         45        43,774

                                                              ----------
                                                                 307,068
                                                              ----------
Manufacturing - 0.1%
  Briggs & Stratton Corp., Senior
    Unsecured Notes
    8.88%                              03/15/11         20        21,500
                                                              ----------
Medical & Medical Services - 0.4%
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
    6.12%                              12/15/14         10         9,175
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.25%                              03/15/11         75        73,019
  WellPoint, Inc., Unsecured Notes
    5.00%                              01/15/11         50        48,158

                                                              ----------
                                                                 130,352
                                                              ----------
Metal & Mining - 0.0%
  Massey Energy Co., Senior
    Unsecured Notes
    6.88%(e)                           12/15/13         15        13,950
                                                              ----------
Motor Vehicles - 0.3%
  Arvinmeritor, Inc., Senior Notes
    6.80%                              02/15/09          2         1,935
  DaimlerChrysler N.A. Holding Corp.,
    Notes
    4.75%                              01/15/08         25        24,562
  Johnson Controls, Inc., Unsecured
    Notes
    5.25%                              01/15/11         50        48,725

                                                              ----------
                                                                  75,222
                                                              ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)     VALUE
                                        ---------- ---------- ---------
CORPORATE BONDS (Continued)
Oil & Gas - 0.8%
  Anadarko Petroleum Corp., Senior
    Unsecured Notes
     3.25%                              05/01/08     $   50    $ 47,623
  ANR Pipeline Co., Senior Debentures
     9.62%                              11/01/21          5       5,788
     7.38%                              02/15/24          5       4,845
  Chesapeake Energy Corp., Senior
    Unsecured Notes
     6.38%                              06/15/15         10       9,275
     6.25%                              01/15/18         20      18,500
     6.88%                              11/15/20          5       4,625
  Colorado Interstate Gas Co., Senior
    Unsecured Notes
     6.80%(e)                           11/15/15          5       4,819
  EnCana Corp. (Canada), Bonds
     6.30%(h)                           11/01/11         25      25,521
  Halliburton Co., Senior Unsecured
    Notes
     5.50%                              10/15/10         25      24,764
  KCS Energy, Inc., Senior Unsecured
    Notes
     7.12%                              04/01/12          5       4,712
  Northwest Pipeline Corp., Senior
    Unsecured Notes
     8.12%                              03/01/10         15      15,600
  Oneok, Inc., Senior Unsecured Notes
     5.51%                              02/16/08         75      74,514
  Transcontinental Gas Pipeline Corp.,
    Senior Notes
     8.88%                              07/15/12          5       5,500
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.12%                              09/01/11         10      10,000

                                                               --------
                                                                256,086
                                                               --------
Pharmaceuticals - 0.7%
  Abbott Laboratories, Unsecured
    Notes
     5.60%                              05/15/11         65      64,640
  Merck & Co., Inc., Senior Unsecured
    Notes
     5.25%                              07/01/06         25      25,000
  Merck & Co., Inc., Unsecured Notes
     2.50%                              03/30/07         25      24,443
  Wyeth, Unsecured Notes
     5.50%                              02/15/16        100      95,469

                                                               --------
                                                                209,552
                                                               --------
Railroad & Shipping - 0.0%
  Burlington Northern Santa Fe Corp.,
    Debentures
     7.29%                              06/01/36         10      11,273
                                                               --------
Real Estate - 0.6%
  American Real Estate Partners LP,
    Senior Unsecured Notes
     8.12%                              06/01/12          5       5,000
  ProLogis, Unsecured Notes
     5.25%(e)                           11/15/10         55      53,495
  The Rouse Co., Senior Unsecured
    Notes
     6.75%(e)                           05/01/13         50      48,966

                                                       PAR
                                         MATURITY     (000)     VALUE
                                        ---------- ---------- ---------
CORPORATE BONDS (Continued)
Real Estate (Continued)
  The Rouse Co., Unsecured Notes
     3.62%                              03/15/09     $   40    $ 37,170
     5.38%                              11/26/13         40      35,893

                                                               --------
                                                                180,524
                                                               --------
Retail Merchandising - 0.1%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
     6.30%                              04/01/09         10      10,112
  May Department Stores Co.,
    Debentures
     7.45%                              10/15/16         10      10,649

                                                               --------
                                                                 20,761
                                                               --------
Semiconductors & Related Devices - 0.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     7.82%(c)                           07/15/09          5       5,100
  Magnachip Semiconductor, Secured
    Notes
     8.58%(c)                           12/15/11          5       4,750

                                                               --------
                                                                  9,850
                                                               --------
Telecommunications - 1.3%
  AT&T Broadband Corp., Unsecured
    Notes
     8.38%                              03/15/13        140     155,490
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                              07/15/13         15      14,737
  Intelsat Ltd., Senior Unsecured Notes
     8.70%(c)                           01/15/12         10      10,125
     9.25%(e)                           06/15/16         10      10,325
  Qwest Corp., Unsecured Notes
     8.58%(c)                           06/15/13         15      15,975
  Rogers Wireless, Inc., Senior
    Secured Notes
     7.50%                              03/15/15         25      25,250
  Verizon Maryland, Inc., Senior
    Debentures
     6.12%                              03/01/12         30      29,695
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                              01/17/12         70      68,473
  Wind Acquistion Finance SA, Senior
    Unsecured Notes
    10.75%(e)                           12/01/15         15      15,937
  Windstream Corp., Senior Unsecured
    Notes
     8.12%(e)                           08/01/13         20      20,400
     8.62%(e)                           08/01/16         25      25,595

                                                               --------
                                                                392,002
                                                               --------
Transportation - 0.2%
  Overseas Shipholding Group, Inc.,
    Senior Unsecured Notes
     7.50%                              02/15/24         10       9,550
  Union Pacific Corp., Senior Notes
     6.62%                              02/01/08         50      50,655

                                                               --------
                                                                 60,205
                                                               --------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -----------
CORPORATE BONDS (Continued)
Yankee - 4.9%
  Canadian National Railway Co.
    (Canada), Senior Unsecured Notes
    4.25%(h)                           08/01/09     $   40    $   38,436
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(h)                           07/15/09         20        19,411
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured Notes
    5.80%(h)                           05/01/14         10         9,804
  Ispat Inland ULC (Canada), Senior
    Secured Notes
    9.75%(h)                           04/01/14         22        24,255
  Landeskreditbank
    Baden-Wurttemberg-Forderbank
    (Germany), Unsecured Notes
    3.42%(h)                           07/27/06        575       574,304
  Nationwide Building Society (United
    Kingdom), Senior Unsecured Notes
    3.50%(e)(h)                        07/31/07         50        48,962
  Republic of Italy (Italy), Senior
    Unsecured Notes
    4.38%(h)                           10/25/06         80        79,742
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(h)                           03/15/10         25        24,180
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    5.25%(h)                           11/15/13         25        23,112
  Telefonica Emisiones Sau (Spain),
    Senior Unsecured Notes
    6.42%(h)                           06/20/16         75        74,844
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(h)                           09/15/10         10        10,609
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(h)                           08/01/06         30        30,003
    6.75%(h)                           02/15/11         75        77,381
    6.38%(h)                           10/15/11         15        15,308
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.62%(h)                           03/03/15         30        30,375
  United Mexican States (Mexico),
    Unsecured Notes
    6.38%(h)                           01/16/13         40        40,100
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    7.75%(h)                           02/15/10        135       142,685
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.56%(c)(h)                        06/29/07        125       124,961
    5.05%(c)(h)                        12/28/07        120       119,973

                                                              ----------
                                                               1,508,445
                                                              ----------
TOTAL CORPORATE BONDS
  (Cost $7,479,198)                                            7,329,348
                                                              ----------
FOREIGN BONDS - 0.2%
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
    6.38%                              09/01/15         30        17,918

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -----------
FOREIGN BONDS (Continued)
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
    6.25%                              06/16/15     $   70    $   41,414
  Province of Quebec (Canada), Bonds
    (NZD)
    6.75%(c)                           11/09/15         30        18,165

                                                              ----------
TOTAL FOREIGN BONDS
  (Cost $91,035)
                                                                  77,497
                                                              ----------
TAXABLE MUNICIPAL BONDS - 0.7%
  New York Sales Tax Asset
    Receivable Corp. Revenue Bonds,
    Series 04, Class B
    3.60%                              10/15/08         35        33,565
  Port Authority of New York & New
    Jersey Revenue Notes, Series 04,
    Class XX
    3.30%                              09/15/07        125       121,849
  Wisconsin General Revenue Bonds,
    Series 03, Class A
    4.80%                              05/01/13         50        47,482

                                                              ----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $210,160)
                                                                 202,896
                                                              ----------

                                                  PAR/SHARES
                                                    (000)
                                                  -----------
SHORT TERM INVESTMENTS - 2.4%
  French Treasury Bills (EUR)
      2.56%(i)                         07/13/06       234       299,186
  Galileo Money Market Fund                           431       431,152
                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $719,585)                                               730,338
                                                              ---------

TOTAL INVESTMENTS IN
  SECURITIES -  119.8%
  (Cost $37,376,081(a))                                      36,651,001
                                                             ----------

                                                     PAR
                                                    (000)
                                                  ----------
TBA SALE COMMITMENTS - (9.7)%
  Federal National Mortgage
Assoc.
  TBA
    4.50%                             07/01/21        (600)    (567,000)
    5.00%                             07/21-07/36   (1,300)  (1,240,406)
    5.50%                             07/01/36      (1,200)  (1,152,374)

                                                             ----------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $2,979,242)                                      (2,959,780)
                                                             ----------

                                                  NUMBER OF
                                                  CONTRACTS
                                                  ----------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received $994)                            (2)           (31)
                                                             ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                  NUMBER OF
                                                  CONTRACTS      VALUE
                                               -------------- ----------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                  40(j)    $  12,120
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                  40(j)       19,000

                                                               ---------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $44,580)                                                  31,120
                                                               ---------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                 (30)(j)      (4,244)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                         (40)(j)     (14,100)

                                                               ---------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                                             (18,344)
                                                               ---------
$33,670)
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received                                    (2)       (2,813)
                                                               ---------
$1,338)
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                  40(j)       24,040
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                  40(j)       29,760

                                                               ---------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $44,580)                                                  53,800
                                                               ---------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                 (30)(j)     (17,544)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                         (40)(j)     (18,720)

                                                               ---------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                                             (36,264)
                                                               ---------
$33,670)

LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (10.2)%                                           (3,130,358)
                                                            ------------
NET ASSETS - 100.0%                                         $ 30,588,331
                                                            ============

-------------------

(a)  Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                          $     21,567
     Gross unrealized depreciation                              (746,647)
                                                            ------------
                                                            $   (725,080)
                                                            ============

(b)  Securities, or a portion thereof, subject to financing transactions.
(c)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(d)  Rates shown are the effective yields as of June 30, 2006.
(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 3.8% of its net assets, with a current market value of
     $1,176,111, in securities restricted as to resale.
(f)  Securities, or a portion thereof, pledged as collateral with a value of
     $126,533 on 39 long U.S. Treasury Note futures contracts, 15 long U.S.
     Treasury Bond futures contracts and 31 short U.S. Treasury Note futures contracts expiring September 2006. The value of such contracts on June 30,
     2006 was $8,894,953 with an unrealized gain of $11,380 (including commissions of $186).
(g)  Security in default.
(h)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(i)  The rate shown is the effective yield at the time of purchase.
(j)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        CORE BOND TOTAL RETURN PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                        NUMBER
                                                       OF SHARES      VALUE
                                                      -----------  ------------
PREFERRED STOCKS - 0.0%
  Centaur Funding Corp.
  2.27%(b)
  (Cost $216,892)                                             205      $242,318
                                                                    -----------

                                                            PAR
                                              MATURITY     (000)
                                             ---------- ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.7%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    4.62%                                    05/28/13    $  7,375     6,933,299
  Federal National Mortgage Assoc.,
    Unsecured Notes
    4.00%                                    10/16/06      26,225    26,113,675
    2.71%                                    01/30/07      14,300    14,071,357
    2.35%                                    04/05/07       3,985     3,891,600
  Overseas Private Investment Co.
    4.09%                                    05/29/12         336       293,475
    4.30%                                    05/29/12         939       841,531
    4.64%                                    05/29/12         702       636,681
    4.68%                                    05/29/12         396       348,364
    4.87%                                    05/29/12       2,996     2,741,909
    5.40%                                    05/29/12       3,754     3,596,759
  Resolution Funding Corp. Strip
    Bonds
    6.29%(c)                                 07/15/18       2,850     1,489,906
    6.30%(c)                                 10/15/18       2,850     1,469,392
  Small Business Administration
    Participation Certificates, Series
    92-20H, Class 1
    7.40%                                    08/01/12          37        37,697
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
    7.20%                                    10/01/16         938       965,494
  Small Business Administration
    Participation Certificates, Series
    97-20B, Class 1
    7.10%                                    02/01/17       1,076     1,107,124
  Small Business Administration
    Pass-Through, Series 97-P10D,
    Class 1
    6.51%                                    11/10/07          87        87,521
  Small Business Investment Cos.
    Pass-Through, Series 97-P10C,
    Class 1
    6.85%                                    08/01/07         996     1,007,617
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
    4.63%                                    03/10/13       8,180     7,701,540
  U.S. Treasury Bonds
    8.75%                                    05/15/17       1,645     2,122,435
  U.S. Treasury Notes
    4.25%(d)(e)                              10/31/07      31,155    30,766,778
    4.88%(e)                                 05/31/08     198,080   196,973,525
    4.12%(d)(e)                              08/15/08      45,455    44,565,446
    6.00%                                    08/15/09       2,300     2,357,410
  U.S. Treasury Strip
    4.77%(c)                                 11/15/27      36,760    11,996,810

                                                                    -----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $366,767,687)                                               362,117,345
                                                                    -----------

                                                          PAR
                                          MATURITY       (000)        VALUE
                                       -------------- ---------- ---------------
MORTGAGE PASS-THROUGHS - 34.4%
  Federal Home Loan Mortgage Corp.
    ARM
    4.98%(f)                                 10/01/35    $ 14,929   $ 14,712,432
  Federal Home Loan Mortgage Corp.
    Gold
    4.00%                                 07/10-05/19       7,544      7,168,086
    5.50%                                 03/11-04/33      16,031     15,716,264
    6.00%                                 10/11-12/32      14,230     14,255,188
    6.50%                                 06/13-10/34       1,968      1,986,849
    5.00%                                 04/18-06/36      27,239     26,211,651
    4.50%                                 05/18-08/20      53,399     50,518,850
    8.00%                                 11/22-10/25          16         16,678
    7.00%                                 03/25-05/31         237        243,203
    7.50%                                 07/26-03/32         226        233,669
  Federal Home Loan Mortgage Corp.
    Gold TBA
    5.00%                                    07/01/21      69,500     66,872,066
    6.00%                                    07/01/36         100         98,438
  Federal National Mortgage Assoc.
    6.50%                                 06/08-06/34       3,562      3,603,086
    7.00%                                 11/08-08/32       7,545      7,720,337
    5.50%                                 06/11-12/35     214,778    208,145,153
    6.00%                                 09/11-11/34       2,262      2,252,642
    4.00%                                 06/14-03/20      29,533     27,283,722
    8.00%                                    11/01/15           5          5,099
    4.50%                                 01/18-12/20      24,131     22,855,972
    5.00%                                 01/18-11/35      49,902     47,678,058
    7.50%                                    09/01/22           2          2,313
  Federal National Mortgage Assoc.
    ARM
    6.43%(f)                                 01/01/31       4,420      4,420,591
    4.83%(f)                                 09/01/35      15,490     15,197,389
  Federal National Mortgage Assoc.
    TBA
    4.50%                                 07/21-07/36      33,800     30,659,766
    5.50%                                    07/01/21      44,800     43,960,000
    6.00%                                 07/21-07/36     168,400    167,719,519
    5.00%                                    07/01/36      50,000     46,734,400
    6.50%                                    07/01/36      65,000     65,325,000
  Government National Mortgage
    Assoc.
    7.00%                                 03/13-02/33       3,054      3,150,777
    6.00%                                 11/14-11/33       4,573      4,545,034
    9.00%                                    07/15/18           5          5,188
    6.50%                                 03/24-04/32       1,147      1,163,626
    7.50%                                    11/15/29           2          2,495
    5.50%                                 03/32-02/35       9,302      9,026,860

                                                                    ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $926,167,807)                                                909,490,401
                                                                    ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    2.06%(c)
  (Cost $612,218)                            02/25/28       5,691        266,126
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
  Banc of America Alternative Loan
    Trust, Series 04-6, Class 4A1
    5.00%                                    07/25/19       8,085      7,776,338

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
     6.50%                                    04/15/36    $13,303    $ 13,655,672
  Banc of America Commercial
    Mortgage, Inc., Series 06-2, A4
     5.78%                                    05/02/36     16,490      16,332,830
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
     6.00%                                    09/15/07        189         188,659
  Federal Home Loan Mortgage Corp.,
    Series 1591, Class PK
     6.35%                                    10/15/23      7,186       7,261,388
  Federal Home Loan Mortgage Corp.,
    Series 231 (IO)
     5.50%(c)                                 08/01/35     26,412       7,158,177
  Federal Home Loan Mortgage Corp.,
    Series 232 (IO)
     5.00%(c)                                 08/01/35     15,518       4,117,028
  Federal Home Loan Mortgage Corp.,
    Series 235 (IO)
     5.50%(c)                                 02/01/36     28,269       8,004,695
  Federal Home Loan Mortgage Corp.,
    Series 2529, Class MB
     5.00%                                    11/15/17      8,292       7,944,078
  Federal Home Loan Mortgage Corp.,
    Series 2594, Class TV
     5.50%                                    03/15/14      6,526       6,478,094
  Federal Home Loan Mortgage Corp.,
    Series 2864, Class NA
     5.50%                                    01/15/31     15,355      15,167,588
  Federal Home Loan Mortgage Corp.,
    Series 2922, Class GA
     5.50%                                    05/15/34     23,135      22,725,177
  Federal Home Loan Mortgage Corp.,
    Series 2996, Class MK
     5.50%                                    06/15/35     14,544      14,320,726
  Federal National Mortgage Assoc.,
    Series 96-48, Class Z
     7.00%                                    11/25/26      3,699       3,783,247
  Federal National Mortgage Assoc.,
    Series 03-16, Class BC
     5.00%                                    03/25/18      4,080       3,847,703
  Federal National Mortgage Assoc.,
    Series 04-28, Class PB
     6.00%                                    08/25/28     11,397      11,398,433
  Federal National Mortgage Assoc.,
    Series 04-88, Class HA
     6.50%                                    07/25/34     13,103      13,279,814
  Federal National Mortgage Assoc.,
    Series 04-99, Class AO
     5.50%                                    01/25/34     14,112      13,823,877
  Federal National Mortgage Assoc.,
    Series 05-3, Class AP
     5.50%                                    02/25/35     13,517      13,320,461
  Federal National Mortgage Assoc.,
    Series 05-57, Class PA
     5.50%                                    05/25/27     25,892      25,746,472
  Federal National Mortgage Assoc.,
    Series 05-70, Class NA
     5.50%                                    08/25/35      1,134       1,115,876
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-10, Class 2A1
     4.48%(f)                                 10/25/33      7,117       6,665,889

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Opteum Mortgage Acceptance Corp.,
    Series 06-2, Class A1A
     5.22%(f)                                 12/31/49    $19,400    $ 19,400,000
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(c)                                 02/17/17        188          43,476
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    11.00%(g)                                 02/17/17        196         179,862
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
    11.00%(c)                                 03/06/17        123          31,331
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (PO)
    11.00%(g)                                 03/06/17        123          96,722
  Salomon Brothers Mortgage
    Securities, Series 87-3, Class A
    (PO)
    12.50%(g)                                 10/23/17         72          64,697
  Summit Mortgage Trust, Series 00-1,
    Class B1
     6.24%(b)(f)                              12/28/12        149         148,827
  Terra LNR Ltd., Series 06-1A, Class
    A1
     5.33%(b)(f)                              06/15/17     13,857      13,856,501
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
     4.24%(b)                                 05/25/36     16,720      16,301,252
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class 1A2
     4.48%(f)                                 07/25/34     24,546      23,568,659

                                                                     ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $303,588,084)                                                 297,803,549
                                                                     ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.3%
  Banc of America Commercial
    Mortgage, Inc., Series 02-2, Class
    A3
     5.12%                                    07/11/43     21,805      21,133,648
  Banc of America Commercial
    Mortgage, Inc., Series 05-1, Class
    A4
     5.04%(f)                                 11/10/42     13,880      13,402,389
  Banc of America Commercial
    Mortgage, Inc., Series 05-4, Class
    A5A
     4.93%                                    07/10/45     13,781      12,832,454
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
     4.82%                                    11/11/41      4,495       4,181,069
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
     1.29%(c)                                 04/19/15     18,085         261,613
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
     7.20%                                    01/15/32     10,105      10,522,669
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
     7.32%                                    10/15/32      5,755       6,042,330

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                               03/15/08    $10,275    $ 10,309,824
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C1,
    Class AX (IO)
    1.76%(b)(c)                         06/20/29     30,675         814,717
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C2,
    Class AX (IO)
    1.09%(c)                            01/17/35     12,628         188,157
  Donaldson, Lufkin and Jenrette, Inc.,
    Commercial Mortgage Corp.,
    Series 98-CG1, Class B1
    6.91%                               06/10/31     16,991      17,448,851
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                               11/10/33     18,095      18,917,374
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
    7.20%                               10/15/32     10,000      10,516,698
  First Union-Lehman Brothers
    Commercial Mortgage Trust, Series
    97-C1, Class D
    7.50%                               04/18/29         50          50,701
  First Union-Lehman Brothers-Bank of
    America Commercial Mortgage
    Trust, Series 98, Class A2
    6.56%                               11/18/08      9,484       9,585,081
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                               12/10/35     14,170      14,507,583
  General Electric Capital Commercial
    Mortgage Corp., Series 02-2A,
    Class A3
    5.35%                               08/11/36     16,200      15,827,977
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.54%(c)                            07/15/27     28,713         784,145
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                               08/15/36      8,778       9,084,735
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C1, Class A2
    7.72%                               03/15/33     16,105      17,011,898
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                               08/16/33     10,981      11,548,393
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C3, Class A2
    6.96%                               11/15/10     18,700      19,507,673
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 01-C1, Class A2
    6.46%                               02/15/11     16,340      16,806,486
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 03-C3, Class A3
    4.65%                               04/10/40      1,840       1,756,549

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A2
    6.62%                               10/18/30    $    26    $     26,842
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A6
    5.40%                               08/10/38        640         619,098
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                               04/10/38      6,050       5,903,784
  Goldman Sachs Mortgage Securities
    Corp., Series 98-C1, Class A3
    6.14%                               10/18/30      5,995       6,030,078
  Homebanc Mortgage Trust, Series
    05-4, Class A1
    5.59%(f)                            10/25/35     11,538      11,541,035
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                               10/12/35     14,370      14,397,007
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class X (IO)
    0.71%(c)                            09/15/23     13,901         220,686
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A1
    7.10%                               10/15/32        365         365,333
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A2
    7.32%                               10/15/32         85          88,451
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                               12/15/19      8,974       9,017,859
  Merrill Lynch Mortgage Investors,
    Inc., Series 03-KEY1, Class A4
    5.24%                               11/12/35      7,100       6,829,807
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                               03/15/31     10,346      10,505,035
  Residential Asset Mortgage Products,
    Inc., Series 04-RS7, Class AI3
    4.45%                               07/25/28        350         346,578
  Wachovia Bank Commercial
    Mortgage Trust, Series 03, Class
    C6
    5.12%                               08/15/35     18,000      17,246,641

                                                               ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $339,370,759)                                           326,181,248
                                                               ------------
CERTIFICATE OF DEPOSIT - 1.5%
  Barclays Bank PLC NY
    5.32%(f)                            03/13/09     35,505      35,480,573
  SunTrust Bank, Inc.
    4.42%                               06/15/09      3,795       3,666,501

                                                               ------------
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $39,300,000)                                             39,147,074
                                                               ------------
ASSET BACKED SECURITIES - 24.3%
  Ace Securities Corp., Series 06-HE1,
    Class A2A
    5.40%(f)                            02/25/36     15,592      15,596,087

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  American Express Credit Account
    Master Trust, Series 06-01, Class
    A
    5.21%(f)                            12/15/13    $21,025    $ 21,070,204
  Bank One Issuance Trust, Series
    03-A3, Class A3
    5.31%(f)                            12/15/10     24,025      24,069,047
  Capital Auto Receivables Asset Trust,
    Series 05-1, Class A4
    4.05%                               07/15/09     19,850      19,465,307
  Carrington Mortgage Loan Trust,
    Series 06-FRE1, Class A1
    5.23%(f)                            07/25/36     22,100      22,100,000
  Chase Credit Card Master Trust,
    Series 04-2, Class A
    5.24%(f)                            09/15/09     22,875      22,879,376
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                               06/15/10     18,875      18,332,155
  Chase Issuance Trust, Series 05,
    Class A5
    5.22%(f)                            02/15/12      5,805       5,807,797
  Chase Issuance Trust, Series 06-A3,
    Class A3
    5.07%(f)                            07/15/11     19,270      19,301,217
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%                               05/17/10     17,060      16,281,638
  Citibank Credit Card Issuance Trust,
    Series 04, Class A4
    3.20%                               08/24/09     23,700      23,070,765
  Citibank Credit Card Issuance Trust,
    Series 04-A1, Class A1
    2.55%                               01/20/09     21,980      21,633,375
  Countrywide Certificates, Series
    04-12, Class 2A1
    5.43%(f)                            01/25/29     11,112      11,113,186
  Countrywide Certificates, Series
    04-14, Class A4
    5.60%(f)                            06/25/35      6,976       6,981,526
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    5.42%(f)                            10/25/27     11,937      11,940,684
  Countrywide Certificates, Series
    06-3, Class 2A1
    5.39%(f)                            06/25/36     19,384      19,390,356
  Countrywide Certificates, Series
    06-8, Class 2A1
    5.16%(f)                            07/25/36     21,147      21,138,700
  Countrywide Certificates, Series
    06-IM1, Class A1
    5.41%(f)                            09/25/28     14,802      14,807,954
  Discover Card Master Trust I, Series
    05-1, Class A
    5.21%(f)                            03/17/08     17,325      17,329,829
  Goldman Sachs Home Equity Trust,
    Series 06-10, Class AV1
    5.24%(f)                            07/25/36     19,331      19,331,000
  Goldman Sachs Home Equity Trust,
    Series 06-5, Class 2A1
    5.39%(f)                            03/25/36     18,476      18,487,182
  Goldman Sachs Home Equity Trust,
    Series 06-9, Class A1
    5.13%                               06/25/36        576         576,572

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Greenwich Capital Commercial
    Funding Corp., Series 04-GG1A,
    Class A4
    4.76%                               06/10/36    $ 5,255    $  5,069,656
  Long Beach Mortgage Loan Trust,
    Series 05-WL2, Class 3A2
    5.43%(f)                            08/25/35     10,947      10,948,516
  MBNA Credit Card Master Notes
    Trust, Series 98-E, Class A
    5.21%(f)                            09/15/10     20,210      20,256,067
  MBNA Credit Card Master Notes
    Trust, Series 03, Class A7
    2.65%                               11/15/10     20,000      18,948,072
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                               09/15/09     21,400      20,938,573
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                               02/15/09     19,900      19,623,987
  MBNA Credit Card Master Notes
    Trust, Series 06-A4, Class A4
    5.08%(f)                            09/15/11     27,000      27,028,890
  Morgan Stanley Capital I, Series
    06-HE2, Class A2A
    5.39%(f)                            03/25/36     24,197      24,198,014
  Morgan Stanley Capital I, Series
    06-HE5, Class A2A
    5.41%(f)                            07/25/36     24,875      24,875,000
  Novastar Home Equity Loan, Series
    06-2, Class A2A
    5.25%(f)                            06/25/36     21,375      21,375,000
  Residential Asset Securities Corp.,
    Series 05-KS11, Class AI1
    5.40%(f)                            09/25/26     14,314      14,317,015
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(b)(f)(h)                      01/21/09     12,583      12,582,648
  Structured Mortgage Loan Trust,
    Series 05-19XS, Class 1A1
    5.64%(f)                            10/25/35     13,033      13,100,872
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 99-3,
    Class A2
    4.78%(f)                            07/25/12      7,489       7,502,854
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-10,
    Class A1
    5.07%(f)                            04/25/12     15,872      15,868,033
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-5,
    Class A1
    5.10%(f)                            01/25/18     16,216      16,215,725

                                                               ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $647,858,638)                                           643,552,879
                                                               ------------
CORPORATE BONDS - 22.4%
Aerospace - 0.5%
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                               03/15/26      1,100       1,272,997
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                               11/16/06      3,860       3,837,998

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- -------------
CORPORATE BONDS (Continued)
Aerospace (Continued)
  Raytheon Co., Senior Notes
    6.15%                                 11/01/08    $    18    $     18,176
  United Technologies Corp.,
    Unsecured Notes
    5.28%(f)                              06/01/09      8,650       8,645,355

                                                                 ------------
                                                                   13,774,526
                                                                 ------------
Banks - 7.1%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                                 06/30/08      2,836       2,677,141
  Bank of America Corp., Subordinated
    Notes
    6.25%                                 04/01/08      1,385       1,398,164
  Bank of America Corp., Unsecured
    Notes
    5.47%(f)                              03/24/09     20,875      20,881,910
  Bank of New York Co., Inc., Senior
    Subordinated Notes
    3.80%                                 02/01/08      3,100       3,016,594
  Bank One Texas N.A., Subordinated
    Bank Notes
    6.25%                                 02/15/08      3,225       3,247,975
  BankBoston N.A., Subordinated Bank
    Notes
    6.38%                                 04/15/08        675         682,828
  BankBoston N.A., Subordinated
    Notes
    6.38%                                 03/25/08      1,600       1,618,168
  Citigroup Global Markets Holdings,
    Inc., Senior Unsecured Notes
    6.50%                                 02/15/08      2,880       2,919,122
  Citigroup, Inc., Senior Unsecured
    Notes
    5.50%                                 08/09/06      2,500       2,500,258
    3.50%                                 02/01/08     11,660      11,299,006
    6.20%                                 03/15/09      1,700       1,725,204
  Citigroup, Inc., Subordinated Notes
    6.38%                                 11/15/08      1,010       1,027,948
  Citigroup, Inc., Unsecured Notes
    3.62%                                 02/09/09      1,080       1,030,072
    4.12%                                 02/22/10     14,650      13,927,608
    4.62%                                 08/03/10      4,415       4,253,323
  Depfa ACS Bank, Senior Notes
    3.62%                                 10/29/08      8,000       7,685,800
  Deutsche Bank AG, Deposit Notes
    3.84%(f)                              03/15/07      5,500       5,412,000
  FleetBoston Financial Corp., Senior
    Unsecured Notes
    4.20%                                 11/30/07      3,310       3,248,467
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(b)                              08/15/07      2,750       2,689,871
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(b)                              11/30/07      5,450       5,299,068
  HSBC Bank USA, Subordinated
    Notes
    3.87%                                 06/07/07     20,275      19,938,557
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                                 10/16/06      1,685       1,671,975

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.35%                                 03/01/07    $ 4,902    $  4,893,078
    4.00%                                 02/01/08      1,915       1,867,654
    3.62%                                 05/01/08      2,509       2,418,543
  Korea Development Bank, Notes
    4.25%                                 11/13/07         70          68,574
  National City Bank Indiana,
    Unsecured Notes
    3.30%                                 05/15/07      1,000         978,134
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                                 10/15/07      2,855       2,785,138
    4.00%                                 10/15/08      3,000       2,896,695
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                                 01/26/07      2,700       2,660,067
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                                 08/23/07      1,315       1,291,396
  U.S. Bank N.A., Senior Bank Notes
    2.40%                                 03/12/07      6,500       6,360,770
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
    8.62%(f)                              10/29/49      1,390       1,520,547
  USB Capital IX, Unsecured Notes
    6.19%(f)(i)                           03/29/49      8,125       7,945,356
  Wachovia Bank N.A., Senior Bank
    Notes
    4.38%                                 08/15/08      3,325       3,241,526
    5.49%(f)                              03/23/09     11,150      11,142,095
  Wachovia Capital Trust III, Trust
    Preferred Securities
    5.80%(f)                              08/29/49      7,040       6,831,630
  Wells Fargo & Co., Senior Unsecured
    Notes
    4.20%                                 01/15/10      3,970       3,790,238
  Wells Fargo & Co., Unsecured Notes
    4.62%                                 08/09/10      6,735       6,484,256
    4.88%                                 01/12/11      2,680       2,596,564

                                                                 ------------
                                                                  187,923,320
                                                                 ------------
Broadcasting - 0.3%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
    6.50%(b)                              10/15/35        445         415,862
  News America Holdings, Inc.,
    Secured Notes
    8.50%                                 02/23/25      1,900       2,147,247
  News America, Inc., Senior
    Debentures
    7.75%                              01/24-12/45      1,395       1,492,742
    7.12%                                 04/08/28      1,175       1,172,140
    7.28%                                 06/30/28        300         303,293
    7.62%                                 11/30/28      2,010       2,127,979
    8.45%                                 08/01/34        840         944,578
    6.75%                                 01/09/38         30          30,443
    8.25%                                 10/17/49         45          47,646
    7.90%                                 12/01/49        120         124,065

                                                                 ------------
                                                                    8,805,995
                                                                 ------------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- -------------
CORPORATE BONDS (Continued)
Commercial Banks, Nec - 0.1%
  HBOS PLC
    5.92%(b)(f)                           09/29/49    $ 2,315    $  2,096,209
                                                                 ------------
Computer Software & Services - 0.3%
  Oracle Corp., Unsecured Notes
    5.25%(b)                              01/15/16      7,555       7,075,333
                                                                 ------------
Energy & Utilities - 0.5%
  Centerpoint Energy Resources Corp.,
    Senior Unsecured Notes
    6.15%                                 05/01/16      2,100       2,071,081
  Centerpoint Energy Resources Corp.,
    Unsecured Notes
    7.88%                                 04/01/13        205         222,835
  Detroit Edison Co., Senior Notes
    6.35%                                 10/15/32          5           4,875
  Detroit Edison Co., Senior Secured
    Notes
    6.12%                                 10/01/10        210         211,928
  Dominion Resources, Inc., Senior
    Unsecured Notes
    6.25%                                 06/30/12         60          60,418
  FirstEnergy Corp., Senior Unsecured
    Notes
    5.50%                                 11/15/06        415         414,508
    6.45%                                 11/15/11        185         188,206
  Florida Power & Light Co., First
    Mortgage Bonds
    5.90%                                 03/01/33        550         513,731
    4.95%                                 06/01/35      2,200       1,819,686
  Korea Electric Power Corp., Notes
    5.12%(b)                              04/23/34         75          71,092
  Talisman Energy, Inc., Bonds
    5.85%                                 02/01/37        830         731,992
  Tenaska Alabama II Partners LP,
    Senior Secured Notes
    6.12%(b)                              03/30/23        134         130,240
  TXU Corp., Senior Unsecured Notes
    4.80%                                 11/15/09      6,000       5,708,136

                                                                 ------------
                                                                   12,148,728
                                                                 ------------
Entertainment & Leisure - 0.9%
  Comcast Cable Holdings LLC, Senior
    Debentures
    9.80%                                 02/01/12        260         299,936
    7.88%                              08/13-02/26      5,005       5,385,462
  Comcast Corp., Senior Unsecured
    Bonds
    6.50%                                 11/15/35      2,905       2,742,236
  Comcast Corp., Senior Unsecured
    Notes
    7.05%                                 03/15/33      1,235       1,252,890
  Comcast Corp., Unsecured Notes
    6.45%                                 03/15/37      2,280       2,141,570
  Mashantucket West Pequot, Notes
    5.91%(b)                              09/01/21      1,060         984,125
  Time Warner Cos., Inc., Debentures
    6.95%                                 01/15/28      8,720       8,691,791
  Time Warner Cos., Inc., Senior
    Debentures
    9.12%                                 01/15/13        605         691,837
    8.05%                                 01/15/16         70          76,785

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- -------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                                 04/15/11    $ 1,080    $  1,107,223

                                                                 ------------
                                                                   23,373,855
                                                                 ------------
Finance - 5.3%
  BankBoston Capital Trust, Inc.,
    Capital Securities
    8.25%                                 12/15/26         75          78,739
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.40%                                 07/02/07      8,030       7,857,676
    4.12%                                 01/15/10        895         851,798
    4.75%                                 05/15/12      3,290       3,124,316
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(f)                           07/07-01/08     41,180      41,109,276
    4.12%                                 09/01/09      9,155       8,765,638
    5.00%                                 11/15/11     15,545      15,034,362
  Golden West Financial Corp., Senior
    Unsecured Notes
    4.12%                                 08/15/07        160         157,059
  HSBC Finance Corp., Senior
    Unsecured Notes
    7.88%                                 03/01/07      2,200       2,230,184
    4.75%                                 05/15/09      2,780       2,714,448
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.88%                                 08/15/10      2,307       2,482,477
  Morgan Stanley, Senior Notes
    5.29%(f)                              03/07/08     31,650      31,650,443
  Morgan Stanley, Senior Unsecured
    Notes
    6.75%                                 04/15/11      2,125       2,206,230
  Morgan Stanley, Unsecured Notes
    5.05%                                 01/21/11      6,770       6,565,682
  NB Capital Trust IV, Capital
    Securities
    8.25%                                 04/15/27        125         131,476
  Pricoa Global Funding, Inc., Senior
    Secured Notes
    4.35%(b)                              06/15/08      2,735       2,663,392
  Qwest Capital Funding, Inc., Senior
    Notes
    6.38%(i)                              07/15/08      3,350       3,308,125
  SP Powerassets Ltd., Unsecured
    Notes
    5.00%(b)                              10/22/13        300         283,500
  Toll Brothers Finance Corp., Senior
    Notes
    6.88%                                 11/15/12      4,040       4,024,652
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.80%                                 03/15/36      2,675       2,394,371
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(b)                              12/10/07      3,065       2,995,087

                                                                 ------------
                                                                  140,628,931
                                                                 ------------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Industrial - 0.0%
  Osprey Trust/Osprey, Inc., Senior
    Secured Notes
    7.80%(b)(j)                        01/15/49    $ 2,375    $ 1,015,313
                                                              -----------
Insurance - 0.5%
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(b)                           07/15/08      3,740      3,518,308
  MetLife, Inc., Senior Unsecured
    Notes
    6.38%                              06/15/34        900        883,409
  Monumental Global Funding II,
    Senior Unsecured Notes
    5.20%(b)                           01/30/07      2,650      2,643,616
  Monumental Global Funding II,
    Unsecured Notes
    3.85%(b)                           03/03/08        210        203,784
  New York Life Global Funding,
    Unsecured Notes
    3.88%(b)                           01/15/09      2,000      1,916,410
  Sun Life of Canada Capital Trust
    (Canada), Capital Securities
    8.53%(b)(k)                        05/29/49        390        412,991
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(b)                           01/22/08      1,605      1,561,265
  WellPoint, Inc., Unsecured Notes
    5.95%                              12/15/34      1,890      1,735,389
    5.85%                              01/15/36      1,740      1,554,827

                                                              -----------
                                                               14,429,999
                                                              -----------
Manufacturing - 0.1%
  Belvoir Land LLC Revenue Bonds,
    Unsecured Notes
    5.27%(b)                           12/15/47      2,000      1,714,720
                                                              -----------
Medical & Medical Services - 0.2%
  Aetna, Inc., Senior Unsecured Notes
    6.62%                              06/15/36      5,005      4,950,706
                                                              -----------
Motor Vehicles - 0.1%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                              03/01/27      1,425      1,448,946
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                              06/04/08        205        197,941

                                                              -----------
                                                                1,646,887
                                                              -----------
Oil & Gas - 0.5%
  Atlantic Richfield Co., Debentures
    9.12%(l)                           03/01/11      4,960      5,644,232
  Consolidated Natural Gas Co.,
    Debentures
    6.80%                              12/15/27      2,500      2,528,373
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                              11/01/06      2,405      2,401,296
  Halliburton Co., Debentures
    7.60%                              08/15/46      1,429      1,573,493

                                                              -----------
                                                               12,147,394
                                                              -----------
Pharmaceuticals - 0.1%
  Bristol-Myers Squibb Co., Senior
    Debentures
    6.88%                              08/01/47        559        568,449

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Pharmaceuticals (Continued)
  Merck & Co., Inc., Senior Debentures
    6.40%                              03/01/28    $ 1,000    $   996,412
  Wyeth, Unsecured Notes
    5.50%                              02/15/16      2,000      1,909,380

                                                              -----------
                                                                3,474,241
                                                              -----------
Railroad & Shipping - 0.1%
  Union Pacific Corp., Senior
    Debentures
    7.12%                              02/01/28      2,000      2,172,582
                                                              -----------
Real Estate - 0.3%
  Camden Property Trust, Unsecured
    Notes
    4.70%                              07/15/09      1,400      1,351,280
  EOP Operating LP, Unsecured Notes
    4.65%                              10/01/10        665        630,507
  Prologis, Unsecured Notes
    5.50%                              04/01/12      2,655      2,584,714
  The Rouse Co., Unsecured Notes
    3.62%                              03/15/09      1,455      1,352,060
    5.38%                              11/26/13      1,685      1,511,991

                                                              -----------
                                                                7,430,552
                                                              -----------
Retail Merchandising - 0.1%
  Federated Department Stores, Senior
    Debentures
    6.79%                              07/15/27        590        580,910
  May Department Stores Co.,
    Debentures
    6.65%                              07/15/24      1,000        979,448
    7.88%                              03/01/30        375        412,150
  May Department Stores Co., Senior
    Debentures
    8.12%                              08/15/35      1,150      1,212,240
  May Department Stores Co.,
    Unsecured Notes
    4.80%                              07/15/09         50         48,626

                                                              -----------
                                                                3,233,374
                                                              -----------
Telecommunications - 0.6%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                              03/15/13      2,505      2,782,153
  GTE Corp., Debentures
    6.94%                              04/15/28        475        464,050
  New England Telephone & Telegraph
    Co., Debentures
    7.88%                              11/15/29      1,355      1,402,950
  SBC Communications, Inc.,
    Unsecured Notes
    4.21%(b)                           06/05/21     11,500     11,341,415
  Sprint Capital Corp., Senior Notes
    6.12%                              11/15/08         70         70,548
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.38%                              03/15/12         55         60,769
    8.75%                              03/15/32        580        699,423
  Verizon Maryland, Inc., Debentures
    5.12%                              06/15/33        650        496,822

                                                              -----------
                                                               17,318,130
                                                              -----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- -------------
CORPORATE BONDS (Continued)
Transportation - 0.1%
  BNSF Funding Trust I, Preferred
    Stock
    6.61%(f)                                 12/15/49    $ 2,725    $  2,557,960
  Canadian National Railway Co.,
    Senior Unsecured Notes
    6.25%                                    08/01/34        600         612,042

                                                                    ------------
                                                                       3,170,002
                                                                    ------------
Yankee - 4.7%
  AID-Israel (Israel), Unsecured Notes
    5.50%(k)                              04/24-09/33     12,210      12,064,760
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
    5.13%(f)(k)                              04/09/09     14,085      14,097,775
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Notes
    5.75%(k)                                 03/23/16      1,625       1,533,690
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
    8.25%(f)(k)                              06/15/30      1,285       1,483,597
  Eksportfinans ASA (Norway),
    Unsecured Notes
    3.38%(k)                                 01/15/08     12,900      12,501,326
  France Telecom (France), Senior
    Unsecured Notes
    8.00%(k)                                 03/01/11        600         644,523
  National Landeskreditbank
    Baden-Wurttemberg (Germany),
    Unsecured Notes
    4.25%(k)                                 09/15/10     10,575      10,118,160
  Nationwide Building Society (United
    Kingdom), Senior Unsecured Notes
    3.50%(b)(k)                              07/31/07      7,250       7,099,490
  Nationwide Building Society (United
    Kingdom), Unsecured Notes
    4.25%(b)(k)                              02/01/10      2,100       1,998,654
  Pemex Finance Ltd. (Luxembourg),
    Senior Unsecured Notes
    9.03%(k)                                 02/15/11      1,615       1,718,877
  The Royal Bank of Scotland Capital
    Trust (United Kingdom), Bank
    Guaranteed Bonds
    6.80%(k)                                 12/31/49      3,000       2,892,533
  The Royal Bank of Scotland Capital
    Trust (United Kingdom), Unsecured
    Notes
    4.71%(f)(k)                              12/29/49      1,395       1,260,907
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(k)                                 03/15/10      3,200       3,094,973
  Suncor Energy, Inc. (Canada), Bonds
    5.95%(k)                                 12/01/34        285         275,541
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    5.25%(k)                                 11/15/13        285         263,473
    6.00%(k)                                 09/30/34        785         677,783
  Telefonica Emisiones Sau (Spain),
    Senior Unsecured Notes
    6.42%(k)                                 06/20/16      2,400       2,395,020
    7.00%(k)                                 06/20/36      3,500       3,498,092
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(k)                                 09/15/10      1,970       2,089,867

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    6.38%(k)                                 10/15/11    $ 4,090    $  4,173,886
  United Mexican States (Mexico),
    Bonds
    8.12%(k)                                 12/30/19      2,975       3,354,312
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.62%(k)                                 03/03/15      2,240       2,268,000
    5.62%(k)                                 01/15/17      1,600       1,488,000
    8.00%(k)                                 09/24/22      4,235       4,722,025
    8.30%(k)                                 08/15/31        295         340,725
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    7.75%(k)                                 02/15/10      6,590       6,965,142
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.56%(f)(k)                              06/29/07     11,500      11,496,412
    5.05%(f)(k)                              12/28/07     10,510      10,507,614

                                                                    ------------
                                                                     125,025,157
                                                                    ------------
TOTAL CORPORATE BONDS
  (Cost $607,407,659)
                                                                     593,555,954
                                                                    ------------
FOREIGN BONDS - 2.1%
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
    6.50%                                    09/28/15      1,115         661,722
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
    6.38%                                    09/01/15      2,695       1,609,645
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
    6.25%                                    06/16/15      7,780       4,602,923
  Province of Quebec (Canada), Bonds
    (NZD)
    6.75%                                    11/09/15      2,850       1,725,630
  Rabobank Nederland, Senior Notes
    (EUR)
    5.01%(b)(f)                              04/06/09     47,270      47,265,651

                                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $57,391,702)
                                                                      55,865,571
                                                                    ------------
TAXABLE MUNICIPAL BONDS - 0.1%
  Fort Irwin Land California LLC
    Military Housing Revenue Bonds,
    Class II, Series A
    5.30%(b)
  (Cost $3,413,987)                          12/15/35      3,415       3,035,252
                                                                    ------------

                                                         PAR/SHARES
                                                           (000)
                                                        -----------
SHORT TERM INVESTMENTS - 1.4%
  Federal Home Loan Bank, Discount
    Notes
    5.13%(d)(m)                              07/21/06       5,000      4,985,722
  French Treasury Bills (EUR)
    2.56%(m)                                 07/13/06      21,036     26,885,219
  Galileo Money Market Fund                                 4,083      4,083,023

                                                                      ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $35,001,971)                                                  35,953,964
                                                                      ----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                 VALUE
                                                            --------------
TOTAL MARKET VALUE OF
SECURITIES
  BEFORE INVESTMENT IN
AFFILIATE - 123.4%
  (Cost $3,327,097,404)                                     $3,267,211,681
                                                            --------------

                                                     NUMBER
                                                   OF SHARES
                                                  ----------
INVESTMENT IN AFFILIATE - 0.3%
  Institutional Money
Market Trust(n)
  (Cost $7,196,160)                                7,196,160     7,196,160
                                                             -------------

TOTAL INVESTMENTS IN SECURITIES -  123.7%
  (Cost $3,334,293,564( ))                                   3,274,407,841
                                                             -------------

                                                     PAR
                                        MATURITY    (000)
                                       ---------- ----------

TBA SALE COMMITMENTS - (8.1)%
  Federal Home Loan
Mortgage Corp.
  Gold TBA
    4.50%                              07/01/21   $  (23,000)  (21,706,250)
    5.50%                              07/01/36         (900)     (864,281)
  Federal National
Mortgage Assoc.
  TBA
    4.50%                              07/01/21      (22,610)  (21,366,806)
    5.00%                              07/01/21      (31,400)  (30,232,297)
    5.50%                              07/01/36     (145,200) (139,437,302)

                                                              ------------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $215,171,664)                                     (213,606,936)
                                                              ------------

                                                 NUMBER OF
                                                 CONTRACTS
                                            -----------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received                             (227)              (3,547)
                                                              ------------
$113,177)
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                            3,700(o)         1,121,100
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                            3,620(o)         1,719,500

                                                              ------------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $4,071,730)                                              2,840,600
                                                              ------------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                           (3,420)(o)         (483,810)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                   (3,270)(o)       (1,152,675)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07                           (2,992)(o)          (68,351)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                           (8,800)(o)         (245,520)

                                                              ------------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $7,736,873)                                (1,950,356)
                                                              ------------

                                           NUMBER OF
                                           CONTRACTS           VALUE
                                       -----------------  ---------------
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received                             (227)      $    (319,219)
                                                            -------------
$144,177)
PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                            3,700(o)        2,223,700
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                            3,620(o)        2,693,280

                                                            -------------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $4,071,730)                                             4,916,980
                                                            -------------
PUT SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                           (3,420)(o)      (2,000,016)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                   (3,270)(o)      (1,530,360)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07                           (2,992)(o)      (1,654,955)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                           (8,800)(o)      (6,695,920)

                                                            -------------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $7,736,873)                              (11,881,251)
                                                            -------------

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (0.3)%                                  (7,196,160)
                                                           --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (15.1)%                                          (400,682,632)
                                                           --------------
NET ASSETS - 100.0%                                        $2,646,525,320
                                                           ==============

-------------------

(a)  Cost for federal income tax purposes is $3,334,971,509. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                          $  2,291,500
     Gross unrealized depreciation                           (62,855,168)
                                                            ------------
                                                            $(60,563,668)
                                                            ============

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 5.8% of its net assets, with a current market value of
     $152,376,911, in securities restricted as to resale.
(c)  Rates shown are the effective yields as of June 30, 2006.
(d)  Securities, or a portion thereof, with a market value of $19,851,283 have been pledged as collateral for swap and swaption contracts.
(e)  Securities, or a portion thereof, subject to financing transactions.
(f)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(g)  Interest rate of underlying collateral.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

(h)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.5% of its net assets, with a current market value of $12,582,648 in these securities.
(i)  Total or partial securities on loan.
(j)  Security in default.
(k)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(l)  Securities, or a portion thereof, pledged as collateral with a value of
     $2,336,226 on 5,008 short U.S. Treasury Note futures contracts, 3,246 long
     U.S. Treasury Note futures contracts and 2,572 long U.S. Treasury Bond futures contracts expiring September 2006. The value of such contracts on
     June 30, 2006 was $1,132,551,922, with an unrealized loss of $142,672
     (including commissions of $23,817).
(m)  The rate shown is the effective yield at the time of purchase.
(n)  Securities purchased with the cash proceeds from securities loaned.
(o)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        CORE PLUS TOTAL RETURN PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.8%
  Federal National Mortgage Assoc.,
    Notes
    3.12%                                        03/16/09    $ 1,800    $  1,693,888
  Federal National Mortgage Assoc.,
    Unsecured Notes
    4.00%                                     10/06-01/09      7,245       7,110,675
    2.35%                                        04/05/07      2,785       2,719,725
  Resolution Funding Corp. Strip
    Bonds
    6.29%(b)                                     07/15/18        100          52,277
    6.30%(b)                                     10/15/18        100          51,558
  Small Business Administration
    Participation Certificates, Series
    02-P10B, Class 1
    5.20%                                        08/10/12        427         416,758
  Small Business Administration
    Participation Certificates, Series
    04-P10A, Class 1
    4.50%                                        02/01/14      1,390       1,308,509
  U.S. Treasury Notes
    4.62%(c)(d)(e)                               02/29/08      5,025       4,979,262
    4.88%(e)                                     05/31/08     18,305      18,202,748
    4.38%(e)                                     11/15/08      4,220       4,147,800
  U.S. Treasury Strip
    4.77%(b)(e)                                  11/15/27      6,285       2,051,141

                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $43,367,971)                                                      42,734,341
                                                                        ------------
MORTGAGE PASS-THROUGHS - 30.2%
  Federal Home Loan Mortgage Corp.
    Gold
    4.00%                                     05/10-05/19        712         676,753
    6.00%                                     05/13-08/17        564         565,478
    5.50%                                     08/17-10/17        323         317,214
    4.50%                                     05/18-08/20      6,225       5,889,487
    5.00%                                     10/18-05/36      4,311       4,149,217
    6.50%                                     04/31-12/34      1,090       1,098,125
  Federal Home Loan Mortgage Corp.
    Gold TBA
    5.00%                                        07/01/21      2,600       2,501,689
  Federal National Mortgage Assoc.
    6.00%                                     04/09-08/35        502         498,399
    5.50%                                     07/14-06/36     30,745      29,779,242
    6.50%                                     03/16-01/17        247         250,582
    5.00%                                     09/17-04/36     14,899      14,165,189
    4.50%                                     04/19-10/20      2,744       2,595,541
    4.00%                                     05/19-05/20      3,032       2,800,808
    7.00%                                     03/31-07/34        401         410,570
  Federal National Mortgage Assoc. 10
    Year Balloon
    6.28%                                        08/01/11      1,800       1,845,172
  Federal National Mortgage Assoc.
    ARM
    4.57%(f)                                     01/01/35      2,433       2,373,666
  Federal National Mortgage Assoc.
    TBA
    4.50%                                     07/21-07/36      5,300       4,840,533
    5.50%                                        07/01/21      5,900       5,789,375
    6.00%                                     07/21-07/36     21,000      20,975,318
    5.00%                                        07/01/36      3,700       3,458,346

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- -------------
MORTGAGE PASS-THROUGHS (Continued)
  Government National Mortgage
    Assoc.
    6.00%                                     11/28-06/32    $   994    $    987,070
    6.50%                                        04/15/31        183         186,191
    7.00%                                     06/31-09/31        228         235,772
    5.50%                                     11/33-02/35        943         914,579
  Government National Mortgage
    Assoc. 1 Year CMT
    3.75%(f)                                     05/20/34      2,101       2,030,793

                                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $111,485,313)
                                                                         109,335,109
                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                        04/15/36      1,964       2,016,074
  Banc of America Commercial
    Mortgage, Inc., Series 06-2, A4
    5.78%                                        05/02/36      2,240       2,218,650
  Bank of America Alternative Loan
    Trust, Series 04-7, Class 4A1
    5.00%                                        08/25/19      1,272       1,224,007
  Countrywide Alternative Loan Trust,
    Series 04-18CB, Class 2A5
    5.53%(f)                                     09/25/34      1,109       1,113,120
  Countrywide Home Loans, Series
    04-29, Class 1A1
    5.59%                                        02/25/35        735         736,105
  Federal Home Loan Mortgage Corp.,
    Series 04-2877, Class PA
    5.50%                                        07/15/33      1,467       1,443,349
  Federal Home Loan Mortgage Corp.,
    Series 232 (IO)
    5.00%(b)                                     08/01/35      3,132         830,846
  Federal Home Loan Mortgage Corp.,
    Series 2825, Class VP
    5.50%                                        06/15/15      1,280       1,267,267
  Federal Home Loan Mortgage Corp.,
    Series 2922, Class GA
    5.50%                                        05/15/34      2,620       2,573,551
  Federal Home Loan Mortgage Corp.,
    Series 2927, Class BA
    5.50%                                        10/15/33      2,076       2,043,702
  Federal National Mortgage Assoc.,
    Series 99-7, Class AB
    6.00%                                        03/25/29        813         802,879
  Federal National Mortgage Assoc.,
    Series 02-73, Class AN
    5.00%                                        11/25/17      1,800       1,731,867
  Federal National Mortgage Assoc.,
    Series 03-35, Class TE
    5.00%                                        05/25/18      1,680       1,619,005
  Federal National Mortgage Assoc.,
    Series 04-29, Class HC
    7.50%                                        07/25/30      1,435       1,495,764
  Federal National Mortgage Assoc.,
    Series 04-60, Class LB
    5.00%                                        04/25/34      2,261       2,171,667
  Federal National Mortgage Assoc.,
    Series 04-99, Class AO
    5.50%                                        01/25/34      1,534       1,502,689

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage Assoc.,
    Series 05-15, Class PL
    5.50%                                     03/25/35    $ 1,870    $ 1,842,931
  Federal National Mortgage Assoc.,
    Series 05-57, Class PA
    5.50%                                     05/25/27      1,486      1,477,842
  Federal National Mortgage Assoc.,
    Series 05-70, Class NA
    5.50%                                     08/25/35      1,143      1,124,949
  Federal National Mortgage Assoc.,
    Series 05-80, Class PB
    5.50%                                     04/25/30      1,648      1,636,607
  Federal National Mortgage Assoc.,
    Series 363, Class 2 (IO)
    5.50%(b)                                  11/01/35      3,144        880,588
  Federal National Mortgage Assoc.,
    Series 367, Class 2 (IO)
    5.50%(b)                                  01/25/36      3,506        977,661
  First Union National Bank
    Commercial Mortgage, Series
    01-C2, Class A2
    6.66%                                     01/12/43      2,160      2,234,018
  Goldman Sachs Mortgage Securities
    Corp. II, Series 03-C1, Class X2
    (IO)
    0.95%(b)(g)                               01/10/40     20,950        455,299
  Harborview Mortgage Loan Trust,
    Series 05-10, Class 2A1A
    5.56%(f)                                  11/19/35      2,070      2,076,406
  Indymac Index Mortgage Loan Trust,
    Series 05-AR18, Class 2A1B
    6.10%(f)                                  10/25/36      2,711      2,736,681
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 4A1
    3.89%(f)                                  08/25/34      3,535      3,405,256
  Opteum Mortgage Acceptance Corp.,
    Series 06-2, Class A1A
    5.22%(f)                                  12/31/49      2,600      2,600,000
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class X (IO)
    2.31%(b)(g)                               05/25/36     26,292      1,623,565

                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $48,760,683)                                                  47,862,345
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.2%
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                     10/15/32      1,400      1,473,438
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                     01/15/32        285        296,780
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
    7.76%                                     04/15/32        508        532,770
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                     03/15/08      1,505      1,509,653
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C2,
    Class A2
    6.30%                                     11/11/30      3,888      3,934,025

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 01-CK6,
    Class A3
    6.39%                                     10/15/11    $   325    $   333,095
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CKS4,
    Class A2
    5.18%                                     08/15/12      2,415      2,343,008
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 03-C3,
    Class A5
    3.94%                                     05/15/38      2,320      2,077,089
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                     11/10/33      2,216      2,316,413
  General Electric Capital Commercial
    Mortgage Corp., Series 01-3, Class
    A2
    6.07%                                     06/10/38      1,670      1,694,459
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                     12/10/35      1,730      1,771,215
  General Electric Capital Commercial
    Mortgage Corp., Series 05-C4,
    Class A4
    5.51%                                     11/10/45      2,900      2,798,864
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C2, Class A2
    6.94%                                     09/15/33      1,400      1,440,086
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                     08/15/36      1,273      1,317,344
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C1, Class A2
    7.72%                                     03/15/33      1,490      1,573,904
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                     08/16/33      1,331      1,399,500
  Goldman Sachs Mortgage Securities
    Corp. II, Series 99-C1, Class A2
    6.11%(f)                                  11/18/30      1,575      1,584,987
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A4
    4.96%                                     08/10/38      1,625      1,575,876
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                                     04/10/38        795        775,786
  Greenwich Capital Commercial
    Funding Corp., Series 05-GG3,
    Class A3
    4.57%                                     08/10/42      2,445      2,318,251
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01, Class A3
    6.43%                                     04/15/35        820        839,756
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIBC, Class A3
    6.26%                                     03/15/33      1,150      1,173,200

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class A1B
    6.21%                               10/15/35     $  893    $   901,375
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                               08/15/26      1,245      1,310,546
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 02-C7,
    Class A2
    3.90%                               12/15/26        510        496,791
  Morgan Stanley Capital Investments,
    Series 98-HF2, Class A2
    6.48%                               11/15/30        310        313,396
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                               03/15/31        497        504,322
  Salomon Brothers Mortgage
    Securities VII, Series 99-C1, Class
    A2
    7.15%(f)                            01/18/09      1,623      1,663,891
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3, Class
    A2
    6.59%                               10/18/10      1,650      1,694,307
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2, Class
    A3
    6.50%                               10/13/11      1,960      2,018,017

                                                               -----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $45,499,311)                                            43,982,144
                                                               -----------
CERTIFICATE OF DEPOSIT - 1.4%
  Barclays Bank PLC NY
    5.32%(f)                            03/13/09      4,665      4,661,791
  SunTrust Bank, Inc.
    4.42%                               06/15/09        430        415,440

                                                               -----------
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $5,095,000)                                              5,077,231
                                                               -----------
ASSET BACKED SECURITIES - 24.5%
  American Express Credit Account
    Master Trust, Series 05-3, Class A
    5.20%(f)                            01/18/11      2,675      2,677,621
  American Express Credit Account
    Master Trust, Series 06-01, Class
    A
    5.21%(f)                            12/15/13      2,850      2,856,127
  Asset Securitization Corp., Series
    97-D5, Class A1C
    6.75%                               02/14/41        945        953,930
  Bank One Issuance Trust, Series
    02-A5, Class A5
    5.32%(f)                            06/15/10      3,450      3,454,994
  Bank One Issuance Trust, Series
    03-A3, Class A3
    5.31%(f)                            12/15/10      2,375      2,379,354
  Bear Stearns Securities, Inc., Series
    06-EC1, Class A1
    5.40%(f)                            08/25/29      1,929      1,929,698
  Capital Auto Receivables Asset Trust,
    Series 05-1, Class A4
    4.05%                               07/15/09      2,650      2,598,643

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Carrington Mortgage Loan Trust,
    Series 06-FRE1, Class A1
    5.23%(f)                            07/25/36     $3,325    $ 3,325,000
  Chase Credit Card Master Trust,
    Series 04-2, Class A
    5.24%(f)                            09/15/09      3,125      3,125,598
  Chase Credit Card Owner Trust,
    Series 02, Class A
    5.32%(f)                            02/15/10      2,750      2,753,980
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                               06/15/10      2,275      2,209,571
  Chase Issuance Trust, Series 05,
    Class A5
    5.22%(f)                            02/15/12      3,600      3,601,734
  Chase Issuance Trust, Series 06-A3,
    Class A3
    5.07%(f)                            07/15/11      2,375      2,378,848
  Citibank Credit Card Issuance Trust,
    Series 03-A3, Class A3
    3.10%                               03/10/10      1,125      1,081,582
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%                               05/17/10      1,805      1,722,647
  Citibank Credit Card Issuance Trust,
    Series 03-A9, Class A9
    5.27%(f)                            11/22/10      3,525      3,529,649
  Citibank Credit Card Issuance Trust,
    Series 04-A1, Class A1
    2.55%                               01/20/09      3,270      3,218,432
  Citibank Credit Card Issuance Trust,
    Series 06-A2, Class A2
    4.85%                               02/10/11      2,550      2,508,206
  Countrywide Certificates, Series
    04-13, Class AV4
    5.61%(f)                            06/25/35        954        954,924
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    5.42%(f)                            10/25/27      1,513      1,513,395
  Countrywide Certificates, Series
    05-IM2, Class A1
    5.19%(f)                            06/25/27      1,352      1,351,766
  Countrywide Certificates, Series
    06-8, Class 2A1
    5.16%(f)                            07/25/36      2,900      2,898,862
  Discover Card Master Trust I, Series
    05-1, Class A
    5.21%(f)                            03/17/08      2,350      2,350,655
  MBNA Credit Card Master Notes
    Trust, Series 98-E, Class A
    5.21%(f)                            09/15/10      2,725      2,731,211
  MBNA Credit Card Master Notes
    Trust, Series 03, Class A7
    2.65%                               11/15/10      3,250      3,079,062
  MBNA Credit Card Master Notes
    Trust, Series 03-A6, Class A6
    2.75%                               10/15/10      1,500      1,426,634
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                               09/15/09      2,620      2,563,508
  MBNA Credit Card Master Notes
    Trust, Series 06-A4, Class A4
    5.08%(f)                            09/15/11      3,650      3,653,906

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Merrill Lynch Mortgage Investors,
    Inc., Series 05-HE2, Class A2A
    5.43%(f)                           09/25/36     $1,636    $ 1,636,578
  Morgan Stanley Capital I, Series
    06-HE2, Class A2A
    5.39%(f)                           03/25/36      3,280      3,279,920
  Novastar Home Equity Loan, Series
    06-2, Class A2A
    5.25%(f)                           06/25/36      2,900      2,900,000
  Residential Asset Mortgage Products,
    Inc., Series 06-RS4, Class A1
    5.23%(f)                           07/25/36      3,400      3,400,000
  Structured Asset Investment Loan
    Trust, Series 06-1, Class A1
    5.40%(f)                           01/25/36      2,154      2,155,395
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(f)(g)(h)                     01/21/09      1,235      1,234,746
  Structured Asset Securities Corp.,
    Series 03-AL2, Class A
    3.36%(g)                           01/25/31        717        640,357
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 04-5,
    Class A2
    5.13%(f)                           04/25/14        948        948,643
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 04-9,
    Class A2
    5.12%(f)                           10/25/12        704        703,049
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-6,
    Class A5B
    5.11%(f)                           07/27/26      2,800      2,801,635

                                                              -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $89,196,823)                                           88,529,860
                                                              -----------
CORPORATE BONDS - 20.0%
Aerospace - 0.5%
  BE Aerospace, Inc., Senior Notes
    8.50%                              10/01/10        110        115,775
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                              11/16/06        495        492,179
  United Technologies Corp.,
    Unsecured Notes
    5.28%(f)                           06/01/09      1,150      1,149,382

                                                              -----------
                                                                1,757,336
                                                              -----------
Banks - 5.8%
  BAC Capital Trust XI, Capital
    Securities
    6.62%                              05/23/36         45         44,453
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                              06/30/08        220        207,677
  Bank of America Corp., Subordinated
    Notes
    7.80%                              02/15/10         75         80,087
  Bank of America Corp., Unsecured
    Notes
    5.47%(f)                           03/24/09      2,725      2,725,902
  Bank of New York Co., Inc., Senior
    Subordinated Notes
    3.80%(d)                           02/01/08        400        389,238

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Citigroup, Inc., Senior Unsecured
    Notes
    4.25%                              07/29/09     $1,945    $ 1,871,226
  Citigroup, Inc., Unsecured Notes
    3.62%                              02/09/09         75         71,533
    4.12%                              02/22/10      2,475      2,352,958
  Depfa ACS Bank, Senior Notes
    3.62%                              10/29/08        850        816,616
  Deutsche Bank AG, Deposit Notes
    3.84%(f)                           03/15/07        800        787,200
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(g)                           11/30/07        350        340,307
    3.75%(g)                           09/30/08        505        485,281
  HSBC Bank USA, Subordinated
    Notes
    3.87%                              06/07/07      1,875      1,843,886
    4.62%                              04/01/14        415        378,891
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                              10/15/08        375        374,893
    7.12%                              06/15/09        100        103,584
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                              10/15/07        665        648,727
    4.00%                              10/15/08        325        313,809
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                              01/26/07        375        369,454
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                              08/23/07        115        112,936
  U.S. Bank N.A., Senior Bank Notes
    2.40%                              03/12/07        715        699,685
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
    8.62%(f)                           10/29/49         40         43,757
  USB Capital IX, Unsecured Notes
    6.19%(f)(i)                        03/29/49      1,275      1,246,810
  Wachovia Bank N.A., Senior Bank
    Notes
    4.38%                              08/15/08         45         43,870
    5.49%(f)                           03/23/09      1,575      1,573,883
  Wachovia Capital Trust III, Trust
    Preferred Securities
    5.80%(f)                           08/29/49      1,095      1,062,590
  Wachovia Corp., Subordinated Notes
    6.30%                              04/15/28        440        445,971
  Wells Fargo & Co., Senior Unsecured
    Notes
    4.20%                              01/15/10        600        572,832
  Wells Fargo & Co., Unsecured Notes
    4.62%                              08/09/10        255        245,506
    4.88%                              01/12/11        740        716,961

                                                              -----------
                                                               20,970,523
                                                              -----------
Broadcasting - 0.3%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
    6.50%(g)                           10/15/35         50         46,726

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- -----------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                                 09/15/10     $   30    $   30,075
  Echostar DBS Corp., Senior
    Unsecured Notes
     7.12%(g)                              02/01/16         65        62,563
  News America, Inc., Senior
    Debentures
     7.12%                                 04/08/28        125       124,696
     7.30%                                 04/30/28        150       152,108
     7.28%                                 06/30/28        125       126,372
     7.62%                                 11/30/28        140       148,217
  News America, Inc., Senior
    Unsecured Notes
     6.20%                                 12/15/34        325       294,935

                                                                  ----------
                                                                     985,692
                                                                  ----------
Commercial Banks, Nec - 0.1%
  HBOS PLC
     5.92%(f)(g)                           09/29/49        300       271,647
                                                                  ----------
Computer Software & Services - 0.1%
  Oracle Corp., Unsecured Notes
     5.25%                                 01/15/16        220       206,032
  Sungard Data Systems, Inc., Senior
    Unsecured Notes
     9.43%(f)(g)                           08/15/13         25        26,156

                                                                  ----------
                                                                     232,188
                                                                  ----------
Construction - 0.0%
  D.R. Horton, Inc., Senior Unsecured
    Notes
     8.50%                                 04/15/12         25        26,280
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                                 04/15/14         20        18,900

                                                                  ----------
                                                                      45,180
                                                                  ----------
Containers - 0.0%
  Owens-Brockway Glass Container,
    Inc., Senior Unsecured Notes
     6.75%                                 12/01/14        100        92,750
                                                                  ----------
Electronics - 0.0%
  L-3 Communications Corp., Senior
    Subordinated Notes
     6.38%                                 10/15/15         50        47,750
                                                                  ----------
Energy & Utilities - 0.5%
  AES Ironwood LLC, Senior Secured
    Notes
     8.86%                                 11/30/25         92        99,936
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                                 09/01/10        480       499,750
  Florida Power & Light Co., First
    Mortgage Bonds
     5.62%                                 04/01/34        150       137,723
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                                 01/02/16        125       131,139
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                                 05/01/34         45        47,700

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- -----------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  NRG Energy, Inc., Senior Unsecured
    Notes
     7.25%                                 02/01/14     $   25    $   24,375
     7.38%                                 02/01/16         90        87,750
  Orion Power Holdings, Inc., Senior
    Unsecured Notes
    12.00%                                 05/01/10        120       136,200
  Reliant Energy, Inc., Senior Secured
    Notes
     6.75%                                 12/15/14         90        83,025
  Talisman Energy, Inc., Bonds
     5.85%                                 02/01/37        110        97,011
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(g)                              06/30/21         49        47,396
  TXU Corp., Senior Unsecured Notes
     4.80%                                 11/15/09        300       285,407

                                                                  ----------
                                                                   1,677,412
                                                                  ----------
Entertainment & Leisure - 0.9%
  Comcast Cable Communications
    Corp., Unsecured Notes
     5.90%                                 03/15/16        425       408,330
  Comcast Cable Holdings LLC, Senior
    Debentures
     7.88%                              08/13-02/26        290       310,379
     8.75%                                 08/01/15        360       411,325
  Comcast Corp., Senior Unsecured
    Bonds
     6.50%                                 11/15/35        525       495,585
  Comcast Corp., Senior Unsecured
    Notes
     7.05%                                 03/15/33        155       157,245
  Mashantucket West Pequot, Notes
     5.91%(g)                              09/01/21        100        92,842
  MGM Mirage, Inc., Senior Notes
     6.00%                                 10/01/09        230       223,675
  Time Warner Cos., Inc., Senior
    Debentures
     8.38%                                 03/15/23        150       166,796
     7.57%                                 02/01/24        720       764,911
     7.62%                                 04/15/31        100       107,673
  Time Warner Cos., Inc., Senior
    Unsecured Notes
     6.75%                                 04/15/11        200       205,041

                                                                  ----------
                                                                   3,343,802
                                                                  ----------
Finance - 4.6%
  Associates Corp. N.A., Senior Notes
     6.25%                                 11/01/08        275       278,415
  BAE Systems Holdings, Inc.,
    Unsecured Notes
     5.20%(g)                              08/15/15        340       314,833
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
     3.40%                                 07/02/07        410       401,201
     3.38%                                 10/15/08        500       476,008
     4.12%                                 01/15/10        105        99,932
  Compton Petroleum Finance Corp.,
    Senior Notes
     7.62%                                 12/01/13         45        42,975

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  General Electric Capital Corp., Senior
    Unsecured Notes
    6.50%                                    12/10/07     $  200    $   202,261
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(f)                              07/07-01/08      4,050      4,041,819
    4.12%                                    09/01/09        470        450,011
    5.00%                                    11/15/11      3,780      3,655,831
  HSBC Finance Corp., Senior
    Unsecured Notes
    7.20%                                    07/15/06         50         50,019
    4.75%                                    05/15/09        340        331,983
  Morgan Stanley, Senior Notes
    5.29%(f)                                 03/07/08      4,115      4,115,058
  Morgan Stanley, Senior Unsecured
    Notes
    6.75%                                    04/15/11        250        259,556
  Morgan Stanley, Unsecured Notes
    5.05%                                    01/21/11        705        683,723
  The Royal Bank of Scotland Capital
    Trust III, Preferred Stock
    5.51%(f)                                 09/29/49        600        559,372
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.80%                                    03/15/36        325        290,905
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(g)                                 12/10/07        370        361,560

                                                                    -----------
                                                                     16,615,462
                                                                    -----------
Insurance - 0.3%
  American General Corp., Senior
    Unsecured Notes
    7.50%(d)                                 08/11/10        150        159,286
  Lincoln National Corp., Capital
    Securities
    7.00%(f)                                 05/17/66        300        297,673
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(g)                                 01/22/08        465        452,329
  WellPoint, Inc., Unsecured Notes
    5.85%                                    01/15/36        195        174,248

                                                                    -----------
                                                                      1,083,536
                                                                    -----------
Leasing - 0.0%
  United Rentals N. A., Inc., Senior
    Unsecured Notes
    6.50%                                    02/15/12         40         37,800
                                                                    -----------
Manufacturing - 0.1%
  Belvoir Land LLC Revenue Bonds,
    Unsecured Notes
    5.27%(g)                                 12/15/47        325        278,642
  Briggs & Stratton Corp., Senior
    Unsecured Notes
    8.88%                                    03/15/11         50         53,750

                                                                    -----------
                                                                        332,392
                                                                    -----------
Medical & Medical Services - 0.3%
  Aetna, Inc., Senior Unsecured Notes
    6.62%                                    06/15/36        695        687,461
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
    7.50%                                    08/15/13         40         40,200

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- ------------
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
    6.12%                                    12/15/14     $  100    $    91,750
  HCA, Inc., Unsecured Notes
    5.50%                                    12/01/09         75         72,002
  Omnicare, Inc., Senior Subordinated
    Notes
    6.88%                                    12/15/15         90         85,500

                                                                    -----------
                                                                        976,913
                                                                    -----------
Metal & Mining - 0.1%
  Massey Energy Co., Senior
    Unsecured Notes
    6.88%(g)                                 12/15/13        265        246,450
                                                                    -----------
Motor Vehicles - 0.0%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                                    03/01/27        135        137,268
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                                    06/04/08         65         62,762

                                                                    -----------
                                                                        200,030
                                                                    -----------
Oil & Gas - 0.6%
  ANR Pipeline Co., Senior Debentures
    9.62%                                    11/01/21         10         11,575
    7.38%                                    02/15/24          5          4,845
  Chesapeake Energy Corp., Senior
    Unsecured Notes
    6.38%                                    06/15/15         70         64,925
    6.25%                                    01/15/18        160        148,000
    6.88%                                    11/15/20         45         41,625
  Colorado Interstate Gas Co., Senior
    Unsecured Notes
    6.80%                                    11/15/15         45         43,373
  Consolidated Natural Gas, Inc.,
    Senior Debentures
    5.00%                                    03/01/14        235        217,617
  Consolidated Natural Gas, Inc.,
    Senior Unsecured Notes
    6.25%                                    11/01/11        150        151,467
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                                    09/30/31        130        148,455
  El Paso Natural Gas Co., Debentures
    8.62%                                    01/15/22        130        140,545
  El Paso Natural Gas Co., Senior
    Unsecured Notes
    8.38%                                    06/15/32          5          5,325
  Enterprise Products Operating LP,
    Senior Unsecured Notes
    4.00%                                    10/15/07        225        219,442
    4.95%                                    06/01/10        450        431,313
  KCS Energy, Inc., Senior Unsecured
    Notes
    7.12%                                    04/01/12         35         32,988
  Northwest Pipeline Corp., Senior
    Unsecured Notes
    8.12%                                    03/01/10        100        104,000
  Phillips Petroleum Co., Senior
    Debentures
    7.00%                                    03/30/29         80         87,736
  Targa Resources, Inc., Senior
    Unsecured Notes
    8.50%(g)                                 11/01/13         10          9,650

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                           PAR
                                           MATURITY       (000)       VALUE
                                        -------------- ---------- -----------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Transcontinental Gas Pipeline Corp.,
    Senior Notes
     8.88%                                  07/15/12     $  180    $  198,000
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.62%                                  07/15/19         70        71,400
     7.75%                                  06/15/31         25        24,625

                                                                   ----------
                                                                    2,156,906
                                                                   ----------
Pharmaceuticals - 0.0%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                                  08/01/47         75        76,268
                                                                   ----------
Real Estate - 0.5%
  American Real Estate Partners LP,
    Senior Unsecured Notes
     8.12%                                  06/01/12         75        75,000
     7.12%                                  02/15/13         40        38,400
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
     6.62%                                  09/15/11        180       185,725
  Camden Property Trust, Unsecured
    Notes
     4.70%                                  07/15/09        380       366,776
  EOP Operating LP, Unsecured Notes
     4.65%                                  10/01/10        160       151,701
  The Rouse Co., Senior Unsecured
    Notes
     6.75%(g)                               05/01/13        325       318,279
  The Rouse Co., Unsecured Notes
     5.38%                                  11/26/13        825       740,292

                                                                   ----------
                                                                    1,876,173
                                                                   ----------
Retail Merchandising - 0.1%
  Federated Department Stores, Senior
    Debentures
     6.79%                                  07/15/27        240       236,303
  May Department Stores Co.,
    Debentures
     6.65%                                  07/15/24        150       146,917
  May Department Stores Co., Senior
    Debentures
     8.50%                                  06/01/19         25        28,938

                                                                   ----------
                                                                      412,158
                                                                   ----------
Semiconductors & Related Devices - 0.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     7.82%(f)                               07/15/09         50        51,000
  Magnachip Semiconductor, Secured
    Notes
     8.58%(f)                               12/15/11         30        28,500

                                                                   ----------
                                                                       79,500
                                                                   ----------
Telecommunications - 1.3%
  AT&T Broadband Corp., Unsecured
    Notes
     8.38%                                  03/15/13        670       744,129
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                  07/15/13        200       196,500
  GTE Corp., Debentures
     6.94%                                  04/15/28         75        73,271

                                                           PAR
                                           MATURITY       (000)       VALUE
                                        -------------- ---------- -----------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Intelsat Ltd., Senior Unsecured Notes
     8.70%(f)                               01/15/12     $   90    $   91,125
     9.25%(g)                               06/15/16        120       123,900
  New Jersey Bell Telephone,
    Debentures
     7.85%                                  11/15/29         35        36,457
  PanAmSat Corp., Senior Unsecured
    Notes
     9.00%(g)                               06/15/16         85        86,275
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                                  09/01/11        130       131,625
  Qwest Corp., Unsecured Notes
     8.58%(f)                               06/15/13        135       143,775
  Rogers Wireless, Inc., Senior
    Secured Notes
     7.50%                                  03/15/15        190       191,900
  SBC Communications, Inc.,
    Unsecured Notes
     4.21%(g)                               06/05/21      1,750     1,725,867
  Sprint Capital Corp., Senior
    Unsecured Notes
     8.75%                                  03/15/32        195       235,151
  Verizon Maryland, Inc., Debentures
     5.12%                                  06/15/33         95        72,612
  Verizon Virginia, Inc., Debentures
     4.62%                                  03/15/13         60        53,911
  Wind Acquistion Finance SA, Senior
    Unsecured Notes
    10.75%(g)                               12/01/15        150       159,375
  Windstream Corp., Senior Unsecured
    Notes
     8.12%(g)                               08/01/13        240       244,800
     8.62%(g)                               08/01/16        280       286,664

                                                                   ----------
                                                                    4,597,337
                                                                   ----------
Transportation - 0.1%
  BNSF Funding Trust I, Preferred
    Stock
     6.61%(f)                               12/15/49        365       342,626
  Overseas Shipholding Group, Inc.,
    Senior Unsecured Notes
     7.50%                                  02/15/24        115       109,825

                                                                   ----------
                                                                      452,451
                                                                   ----------
Yankee - 3.8%
  AID-Israel (Israel), Unsecured Notes
     5.50%(j)                            09/23-04/24      1,475     1,464,443
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
     5.13%(f)(j)                            04/09/09      1,300     1,301,179
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Notes
     5.75%(j)                               03/23/16        500       471,904
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
     8.25%(j)                               06/15/30         30        34,636
  Eksportfinans ASA (Norway),
    Unsecured Notes
     3.38%(j)                               01/15/08      1,555     1,506,943

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- ------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Ispat Inland ULC (Canada), Senior
    Secured Notes
    9.75%(j)                                 04/01/14     $  415    $   457,538
  Nationwide Building Society (United
    Kingdom), Senior Unsecured Notes
    3.50%(g)(j)                              07/31/07        850        832,354
  Nationwide Building Society (United
    Kingdom), Unsecured Notes
    4.25%(g)(j)                              02/01/10         70         66,622
  The Royal Bank of Scotland Capital
    Trust (United Kingdom), Unsecured
    Notes
    4.71%(f)(j)                              12/29/49        200        180,775
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    6.00%(j)                                 09/30/34        260        224,489
  Telefonica Emisiones Sau (Spain),
    Senior Unsecured Notes
    6.42%(j)                                 06/20/16        300        299,378
    7.00%(j)                                 06/20/36        850        849,537
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(j)                                 09/15/10        160        169,735
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    6.38%(j)                                 10/15/11        275        280,640
  Tyco International Group SA
    (Luxembourg), Unsecured Notes
    6.00%(j)                                 11/15/13        480        475,534
  United Mexican States (Mexico),
    Bonds
    8.12%(j)                                 12/30/19        460        518,650
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.62%(j)                                 03/03/15        370        374,625
    8.00%(j)                                 09/24/22        605        674,575
  United Mexican States (Mexico),
    Unsecured Notes
    6.38%(j)                                 01/16/13        240        240,600
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.56%(f)(j)                              06/29/07      1,500      1,499,532
    5.05%(f)(j)                              12/28/07      1,380      1,379,687
    5.00%(j)                              12/13-09/15        330        303,918

                                                                    -----------
                                                                     13,607,294
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $73,792,292)                                                 72,174,950
                                                                    -----------
FOREIGN BONDS - 1.8%
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
    6.50%                                    09/28/15        260        154,303
  Mexican Fixed Rate Bonds (MXP)
    9.00%                                    12/22/11        920         82,739
    8.00%                                    12/19/13        350         29,354
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
    6.38%                                    09/01/15        635        379,267
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
    6.25%                                    06/16/15        940        556,137

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- ------------
FOREIGN BONDS (Continued)
  Province of Quebec (Canada), Bonds
    (NZD)
    6.75%(f)                                 11/09/15     $  350    $   211,919
  Rabobank Nederland, Senior Notes
    (EUR)
    5.01%(f)(g)                              04/06/09      5,200      5,199,522

                                                                    -----------
TOTAL FOREIGN BONDS
  (Cost $6,846,798)
                                                                      6,613,241
                                                                    -----------
TAXABLE MUNICIPAL BONDS - 0.1%
  Fort Irwin Land California LLC
    Revenue Bonds, Series 05
    5.40%(g)
  (Cost $599,727)                            12/15/47        600        521,796
                                                                    -----------

                                                          PAR/SHARES
                                                            (000)
                                                         -----------
SHORT TERM INVESTMENTS - 1.1%
  French Treasury Bills (EUR)
      2.56%(k)                               07/13/06       2,766     3,535,279
  Galileo Money Market Fund                                   325       325,267

                                                                      ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,733,551)                                                   3,860,546
                                                                      ---------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE -
116.3%
  (Cost $428,377,469)                                               420,691,563
                                                                    -----------

                                                        NUMBER
                                                      OF SHARES
                                                     -----------
INVESTMENT IN AFFILIATE -0.4%
  Institutional Money
Market Trust(l)
  (Cost $1,275,000)                                  1,275,000        1,275,000
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES -
116.7%
  (Cost $429,652,469(a))                                            421,966,563
                                                                    -----------

                                                      PAR
                                                     (000)
                                                  -----------
TBA SALE COMMITMENTS - (9.0)%
  Federal Home Loan Mortgage
Corp.
  Gold TBA
    4.50%                              07/01/21      (2,300)        (2,170,625)
  Federal National Mortgage
Assoc.
  TBA
    4.50%                              07/01/21      (2,744)        (2,593,008)
    5.00%                              07/21-07/36   (7,700)        (7,374,279)
    5.50%                              07/01/36     (21,100)       (20,262,583)

                                                                 -------------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $32,650,086)                                           (32,400,495)
                                                                -------------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                   NUMBER OF
                                                   CONTRACTS          VALUE
                                                  -----------      -----------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received $14,450)                            (29)            $(45)
                                                                   -----------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                      490(m)       148,470
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                      460(m)       218,500

                                                                   -----------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $526,635)                                                      366,970
                                                                   -----------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                     (500)(m)      (70,732)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                             (370)(m)     (130,425)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07                                     (442)(m)      (10,088)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                                   (1,130)(m)      (31,527)

                                                                   -----------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received  $1,016,338)                                     (242,772)
                                                                   -----------

PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received                                      (29)         (40,781)
                                                                   -----------
$1,845,005%)

PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                      490(m)       294,490
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                      460(m)       342,240

                                                                   -----------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $526,635)                                                      636,730
                                                                   -----------

PUT SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                      (500)(m)    (292,400)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                              (370)(m)    (173,160)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07                                      (442)(m)    (244,246)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                                    (1,130)(m)    (859,817)

                                                                   -----------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $1,016,338)                                    (1,569,623)
                                                                   -----------

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (0.4)%                                       (1,275,000)
                                                                  ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (7.1)%                                                 (25,813,015)
                                                                  ------------
NET ASSETS - 100.0%                                               $361,628,532
                                                                  ============

-------------------

(a)  Cost for federal income tax purposes is $429,656,812. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $ 1,197,663
     Gross unrealized depreciation                                  (8,887,912)
                                                                   -----------
                                                                   $(7,690,249)
                                                                   ===========

(b)  Rates shown are the effective yields as of June 30, 2006.
(c)  Securities, or a portion thereof, with a market value of $2,229,521 have been pledged as collateral for swap and swaption contracts.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $800,654 on 376 long U.S. Treasury Bond futures contracts, 329 long U.S.
     Treasury Note futures contracts and 411 short U.S. Treasury Note futures contracts expiring September 2006. The value of such contracts on June 30,
     2006 was $117,107,455 with an unrealized loss of $237,060 (including commissions of $2,449).
(e)  Securities, or a portion thereof, subject to financing transactions.
(f)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(g)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 4.6% of its net assets, with a current market value of
     $16,555,803, in securities restricted as to resale.
(h)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.3% of its net assets, with a current market value of $1,234,746 in these securities.
(i)  Total or partial securities on loan.
(j)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(k)  The rate shown is the effective yield at the time of purchase.
(l)  Securities purchased with the cash proceeds from securities loaned.
(m)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          GOVERNMENT INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 50.4%
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
     7.20%                                       10/01/16    $    115   $    118,709
  Small Business Administration
    Participation Certificates, Series
    98-20J, Class 1
     5.50%                                       10/01/18         103        101,987
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
     4.63%                                       03/10/13       1,020        960,427
  U.S. Treasury Bonds
     5.12%                                       05/15/16       3,200      3,196,250
     8.00%(b)(c)                                 11/15/21       2,820      3,606,515
     6.50%                                       11/15/26         735        843,183
     5.38%(d)                                    02/15/31       4,000      4,069,064
  U.S. Treasury Notes
     4.88%                                       05/31/11       9,900      9,799,456
     4.50%(b)                                 11/15-02/16     296,635    282,519,440

                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $319,256,938)                                                    305,215,031
                                                                        ------------
MORTGAGE PASS-THROUGHS - 71.8%
  Federal Home Loan Mortgage Corp. Gold
     5.50%                                    10/13-04/16         466        458,134
     6.00%                                    10/13-08/17       1,899      1,902,808
     5.00%                                    04/18-06/36       8,182      7,782,449
     4.50%                                    05/18-10/35       8,254      7,649,249
     4.00%                                       10/01/20       3,900      3,595,464
     8.00%                                    01/25-11/26         119        125,530
     7.50%                                       11/01/25           1          1,174
     6.50%                                    03/29-10/34         401        405,111
     7.00%                                    09/31-04/32         128        130,946
  Federal Home Loan Mortgage Corp. Gold TBA
     4.50%                                    07/21-07/36      11,900     11,074,435
     5.00%                                    07/21-07/36       8,700      8,282,878
     6.00%                                       07/01/36      10,700     10,532,812
  Federal National Mortgage Assoc.
     7.00%                                    08/09-12/11          20         19,754
     6.00%                                    11/09-04/36      32,008     31,740,255
     4.00%                                    05/10-03/20      13,219     12,285,537
     6.50%                                    01/13-04/35       9,802      9,895,980
     5.50%(c)                                 12/13-06/36     132,188    127,944,356
     8.00%                                       08/01/14          10         10,558
     5.00%                                    02/18-03/34      22,462     21,607,367
     4.50%                                    03/19-12/35      20,531     19,324,671
     7.50%                                    06/24-04/26          40         41,672
  Federal National Mortgage Assoc. TBA
     4.50%                                    07/21-07/36      20,204     18,803,603
     6.00%                                    07/21-07/36      83,800     83,936,972
     5.00%                                       07/01/36      55,700     52,062,122
     6.50%                                       07/01/36       4,300      4,321,500
  Government National Mortgage Assoc.
     8.00%                                       04/20/13          72         75,136
     6.00%                                    01/14-06/14         237        238,944
     5.50%                                       03/15/14         373        368,425
     7.00%                                    10/27-06/28         287        296,284
     7.50%                                       11/15/27           1            534
     6.50%                                       10/15/34          70         70,829

                                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $442,318,663)                                                    434,985,489
                                                                        ------------

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
  Federal National Mortgage Assoc.,
    Series 03-130, Class SP (IO)
     1.68%(e)                                    08/25/28    $  5,197   $     93,855
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(e)                                    02/17/17          33          7,640
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    11.00%(f)                                    02/17/17          33         30,274

                                                                        ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $322,251)
                                                                             131,769
                                                                        ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                       08/15/36         829        857,982
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
     3.75%(g)                                    11/25/33       5,739      5,591,556

                                                                        ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $6,479,364)                                                        6,449,538
                                                                        ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
     7.43%
  (Cost $658)                                    09/01/22           1            627
                                                                        ------------
ASSET BACKED SECURITIES - 1.5%
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
     5.30%(g)                                    07/15/25          70         69,214
  Option One Mortgage Loan Trust,
    Series 06-1, Class 2A1
     5.03%(g)                                    01/25/36       7,957      7,958,864
  Structured Asset Receivables Trust,
    Series 03-2
     4.91%(g)(h)(i)                              01/21/09       1,196      1,195,547

                                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $9,220,715)
                                                                           9,223,625
                                                                        ------------

                                                              PAR/SHARES
                                                                (000)
                                                             -----------
SHORT TERM INVESTMENTS - 6.4%
  Federal Home Loan Bank, Discount
    Notes
    4.70%(b)(j)                                   07/03/06       5,900     5,898,374
    5.06%(b)(j)                                   07/10/06      32,400    32,359,014
  Federal Home Loan Mortgage Corp.,
    Discount Notes
    5.09%(j)                                      07/11/06         600       599,152
  Tennesse Valley Authority, Discount
    Notes
    5.11%(j)                                      07/27/06         200       199,262
  Galileo Money Market Fund                                         69        69,315

                                                                          ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $39,125,117)                                                      39,125,117
                                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  131.2%
  (Cost $816,723,706(a))                                                 795,131,196
                                                                         -----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                      MATURITY        (000)          VALUE
                                   -------------- ------------ ----------------
TBA SALE COMMITMENTS - (22.5)%
  Federal Home Loan Mortgage Corp.
    Gold TBA
    4.50%                              07/01/36    $  (8,495)   $   (7,701,512)
    5.00%                              07/01/36       (6,247)       (5,832,870)
  Federal National Mortgage Assoc.
    TBA
    4.00%                              07/01/21      (10,500)       (9,686,250)
    4.50%                           07/21-07/36      (32,235)      (30,403,251)
    5.00%                           07/21-07/36      (22,458)      (21,523,068)
    5.50%                           07/21-07/36      (41,100)      (39,816,394)
    6.00%                              07/01/21      (21,200)      (21,272,886)

                                                                --------------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $136,980,382)                                         (136,236,231)
                                                                --------------

                                                   NUMBER OF
                                                   CONTRACTS
                                                   -----------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received                                       (55)           (859)
                                                                   -----------
                                                                       $28,205)
CALL SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                      (610)(k)     (86,294)
  Goldman Sachs & Co,
Strike Price
    $5.824, Expires                                     (2,550)(k)    (981,495)
06/01/09
  Goldman Sachs & Co,
Strike Price
    $5.824, Expires                                     (2,550)(k)    (969,765)
06/01/09

                                                                   -----------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                                (2,037,554)
                                                                   -----------
                                                                    $2,258,120)
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received                                       (55)         (7,734)
                                                                   -----------
                                                                       $29,065)
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08
  (Premiums received $266,570)                            (610)(k)    (356,728)
                                                                   -----------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (8.3)%                                                 (50,373,804)
                                                                 -------------
NET ASSETS - 100.0%                                              $ 606,118,286
                                                                 =============

-------------------

(a)  Cost for federal income tax purposes is $817,222,630. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                $    182,978
     Gross unrealized depreciation                                 (22,274,412)
                                                                  ------------
                                                                  $(22,091,434)
                                                                  ============

(b)  Securities, or a portion thereof, with a market value of $3,188,794 have been pledged as collateral for swap and swaption contracts.
(c)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,129,003 on 1,922 short U.S. Treasury Note futures contracts expiring
     September 2006. The value of such contracts on June 30, 2006 was
     $211,956,752 with an unrealized gain of $1,137,093 (including commissions of $4,148).
(d)  Securities, or a portion thereof, subject to financing transactions.
(e)  Rates shown are the effective yields as of June 30, 2006.
(f)  Interest rate of underlying collateral.
(g)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(h)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 0.2% of its net assets, with a current market value of
     $1,195,547, in securities restricted as to resale.
(i)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $1,195,547 in these securities.
(j)  The rate shown is the effective yield at the time of purchase.
(k)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       INFLATION PROTECTED BOND PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR/SHARES
                                          MATURITY       (000)        VALUE
                                       -------------- ----------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 94.4%
  U.S. Treasury Inflation Protected
    Bonds
    1.88%                                  07/15/15      $2,485    $ 2,443,056
    2.38%                                  01/15/25       3,500      3,642,042
    2.00%                                  01/15/26       1,650      1,533,901
    3.62%(b)                               04/15/28       1,490      2,203,027
    3.88%                                  04/15/29       1,785      2,707,639
  U.S. Treasury Inflation Protected
    Notes
    3.62%                                  01/15/08       2,050      2,601,227
    3.88%                                  01/15/09         300        381,849
    4.25%                                  01/15/10         985      1,253,441
    0.88%(c)                               04/15/10       4,925      4,942,256
    3.50%                                  01/15/11         435        526,858
    2.38%                                  04/15/11       1,795      1,815,345
    3.38%                                  01/15/12         790        939,224
    3.00%                                  07/15/12       2,975      3,433,846
    1.88%                                  07/15/13       3,855      4,063,623
    2.00%                               01/14-01/16       8,040      8,307,276
    1.62%(d)                               01/15/15       1,065      1,047,884

                                                                   -----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $42,059,226)                                                41,842,494
                                                                   -----------
MORTGAGE PASS-THROUGHS - 2.6%
  Federal National Mortgage Assoc.
    ARM
    4.38%(e)                               06/01/34         420        410,122
    4.64%(e)                               02/01/35         760        741,023

                                                                   -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $1,184,811)                                                  1,151,145
                                                                   -----------
ASSET BACKED SECURITIES - 1.0%
  Morgan Stanley ABS Capital I, Series
    06-NC4, Class A2A
    5.33%(e)
  (Cost $424,900)                          06/25/36         425        425,066
                                                                   -----------
CORPORATE BONDS - 0.2%
Yankee - 0.2%
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.62%(f)                               03/03/15          25         25,313
    6.75%(f)                               09/27/34          50         48,625

                                                                   -----------
                                                                        73,938
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $79,149)                                                        73,938
                                                                   -----------
FOREIGN BONDS - 1.2%
  Government of France, Treasury
    Inflation Protected Notes (EUR)
    2.25%                                  07/25/20         175        246,961
    3.15%                                  07/25/32         180        306,716

                                                                   -----------
TOTAL FOREIGN BONDS
  (Cost $550,246)                                                      553,677
                                                                   -----------

                                                       PAR/SHARES
                                        MATURITY          (000)        VALUE
                                       -------------- ------------ ------------
SHORT TERM INVESTMENTS - 1.0%
  French Treasury Bills (EUR)
      2.56%(g)                         07/13/06           $244        $311,455
  Galileo Money Market Fund                               138          138,454

                                                                    ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $438,613)                                                      449,909
                                                                    ----------

TOTAL INVESTMENTS IN
  SECURITIES -  100.4%
  (Cost $44,736,945(a))                                             44,496,229
                                                                    ----------

                                                    NUMBER OF
                                                    CONTRACTS
                                                   -----------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received $5,170)                               (12)            (19)
                                                                   -----------

CALL SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price $4.80,
    Expires 01/11/07                                      (120)(h)        (960)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                                      (140)(h)      (3,906)

                                                                   -----------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $74,497)                                           (4,866)
                                                                   -----------

PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $103,
    Expires 08/25/06
  (Cost $4,505)                                             13           1,828
                                                                   -----------
PUT OPTIONS WRITTEN - (0.1)%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received $7,451)                               (12)         (1,688)
                                                                   -----------
PUT SWAPTIONS WRITTEN - (0.3)%
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                                      (140)(h)    (106,526)
  Deutsche Bank, Strike
Price $5.40,
    Expires 01/11/07                                      (120)(h)     (38,236)

                                                                   -----------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $81,030)                                         (144,762)
                                                                   -----------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  0.0%                                                       (11,670)
                                                                   -----------
NET ASSETS - 100.0%                                                $44,335,052
                                                                   ===========

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 INFLATION PROTECTED BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

-------------------

(a)  Cost for federal income tax purposes is $45,113,197. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                  $ 203,450
     Gross unrealized depreciation                                   (820,418)
                                                                     ---------
                                                                     $(616,968)
                                                                     =========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $297,453 on 41 long U.S. Treasury Note futures contracts, 81 short U.S.
     Treasury Note futures contracts, 8 short U.S. Treasury Bond futures contracts and 2 Euro-Bund futures contracts expiring September 2006 and 8 short Euro-dollar futures contracts expiring December 2006. The value of such contracts on June 30, 2006 was $16,886,229, with an unrealized gain of
     $36,360 (including commissions of $308).
(c)  Securities, or a portion thereof, subject to financing transactions.
(d)  Securities, or a portion thereof, with a market value of $186,445 have been pledged as collateral for swap and swaption contracts.
(e)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(f)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(g)  The rate shown is the effective yield at the time of purchase.
(h)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                               PAR
                                                MATURITY      (000)        VALUE
                                             ------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
  U.S. Treasury Bonds
     5.12%
  (Cost $958,433)                              05/15/2016   $   950    $    948,887
                                                                       ------------
MORTGAGE PASS-THROUGHS - 128.0%
  Federal Home Loan Mortgage Corp.
    Gold
     5.50%                                    06/13-02/18       529         520,123
     6.00%                                    11/13-01/19       285         286,018
     6.50%                                    12/13-01/30       351         355,044
     8.00%                                       07/01/17        36          37,583
     9.00%                                       12/01/19         1             740
     7.50%                                    02/27-03/27         7           7,654
     5.00%                                       09/01/33        69          64,809
  Federal Home Loan Mortgage Corp.
    Gold TBA
     4.50%                                       07/01/36     1,585       1,437,097
     5.00%                                       07/01/36       100          93,375
  Federal National Mortgage Assoc.
     6.00%                                    09/12-05/16       392         393,105
     6.50%                                    02/13-04/35     1,346       1,359,559
     5.50%                                    12/13-04/35    11,654      11,251,799
     8.00%                                       08/01/14        78          80,947
     4.00%                                       07/01/18       133         122,776
     4.50%                                    04/19-12/35     3,567       3,333,473
     5.00%                                    10/20-01/21     4,835       4,672,959
     8.50%                                       10/01/24         4           4,427
  Federal National Mortgage Assoc.
    TBA
     4.50%                                    07/21-07/36       539         505,910
     6.00%                                       07/01/21    23,400      23,480,449
     5.00%                                       07/01/36       200         186,938
  Government National Mortgage
    Assoc.
     8.00%(b)                                 12/07-08/24       425         447,189
     5.50%                                    11/08-01/36    14,586      14,173,231
     6.50%                                    03/16-11/34    18,416      18,625,780
     7.00%(b)                                 09/17-05/32     1,616       1,664,582
     9.00%                                    05/18-06/21       181         194,475
    10.00%                                       12/15/20         3           3,562
     7.50%                                    10/25-11/29       431         450,984
     6.00%                                    01/28-05/35    28,105      27,854,650
     4.50%                                    12/34-01/35     5,045       4,633,613
     5.00%                                       11/20/35     5,870       5,522,856
  Government National Mortgage
    Assoc. II Hybrid
     3.50%(c)                                    07/20/34     8,687       8,320,886
  Government National Mortgage
    Assoc. TBA
     5.00%                                       07/01/36    30,200      28,436,202
     5.50%                                       07/01/36    52,500      50,824,198
     6.00%                                       07/01/36     9,000       8,916,560

                                                                       ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $222,088,796)                                                   218,263,553
                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
  Federal National Mortgage Assoc.,
    Series 03-130, Class SP (IO)
     1.68%(d)
  (Cost $228,594)                                08/25/28     5,885         106,280
                                                                       ------------

                                                               PAR
                                                MATURITY      (000)        VALUE
                                             ------------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                       08/15/36   $ 1,056    $  1,093,357
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
     3.75%(c)                                    11/25/33     1,795       1,748,546

                                                                       ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $2,876,815)
                                                                          2,841,903
                                                                       ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
     7.43%
  (Cost $3,389)                                  09/01/22         3           3,291
                                                                       ------------
ASSET BACKED SECURITIES - 3.4%
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
     5.30%(c)                                    07/15/25       209         207,642
  Option One Mortgage Loan Trust,
    Series 06-1, Class 2A1
     5.03%(c)                                    01/25/36     4,060       4,060,645
  Structured Asset Receivables Trust,
    Series 03-2
     4.91%(c)(e)(f)                              01/21/09     1,529       1,528,733

                                                                       ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $5,795,706)
                                                                          5,797,020
                                                                       ------------

                                                             PAR/SHARES
                                                               (000)
                                                            -----------
SHORT TERM INVESTMENTS - 32.8%
  Federal Farm Credit Bank, Discount
    Notes
    4.99%(g)(h)                                  07/13/06         200       199,667
  Federal Home Loan Bank, Discount
    Notes
    4.70%(g)(h)                                  07/03/06      37,400    37,390,234
  U.S. Treasury Bills
    3.95%(g)                                     07/13/06         600       599,210
    4.70%(g)(h)                                  08/03/06      10,960    10,912,831
  Galileo Money Market Fund                                     6,891     6,891,219

                                                                         ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $55,993,161)                                                     55,993,161
                                                                         ----------

TOTAL INVESTMENTS IN
  SECURITIES -  166.6%
  (Cost $287,944,894(a))                                                283,954,095
                                                                        -----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           GNMA PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                   PAR
                                    MATURITY      (000)          VALUE
                                   ---------- ------------ ----------------
TBA SALE COMMITMENTS - (15.1)%
  Federal Home Loan Mortgage Corp.
    Gold TBA
    4.50%                          07/01/36    $  (1,385)   $  (1,255,784)
    5.00%                          07/01/36          (69)         (64,488)
  Federal National Mortgage Assoc.
    TBA
    4.50%                          07/01/21       (2,805)      (2,650,998)
    5.00%                          07/01/21       (4,800)      (4,621,498)
    6.00%                          07/01/21       (6,200)      (6,221,316)
    5.50%                          07/01/36      (10,200)      (9,795,182)
    6.50%                          07/01/36       (1,100)      (1,105,500)

                                                            -------------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $25,890,158)                                      (25,714,765)
                                                            -------------

                                                 NUMBER OF
                                                 CONTRACTS
                                               ---------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received                                  (17)           (266)
                                                               ----------
$8,718)
CALL SWAPTIONS WRITTEN - (0.5)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                 (300)(i)     (42,440)
  Goldman Sachs & Co,
Strike Price
    $5.824, Expires                                  (740)(i)    (284,826)
06/01/09
  Goldman Sachs & Co,
Strike Price
    $5.824, Expires                                  (740)(i)    (281,422)
06/01/09
                                                               ----------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $709,040)                                   (608,688)
                                                               ----------

PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received                                  (17)        (23,906)
                                                               ----------
$8,984)
PUT SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08
  (Premiums received $131,100)                       (300)(i)    (175,440)
                                                               ----------

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (51.0)%                                           (86,955,972)
                                                            -------------
NET ASSETS - 100.0%                                         $ 170,475,059
                                                            =============

-------------------

 (a) Cost for federal income tax purposes is $287,968,364. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                           $   132,231
      Gross unrealized depreciation                            (4,146,500)
                                                              -----------
                                                              $(4,014,269)
                                                              ===========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $327,470 on 535 short U.S. Treasury Note futures contracts expiring
     September 2006. The value of such contracts on June 30, 2006 was
     $60,468,938 with an unrealized gain of $252,646 (including commissions of
     $1,175).
(c)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(d)  Rates shown are the effective yields as of June 30, 2006.
(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 0.9% of its net assets, with a current market value of
     $1,528,733, in securities restricted as to resale.
(f)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.9% of its net assets, with a current market value of $1,528,733 in these securities.
(g)  The rate shown is the effective yield at the time of purchase.
(h)  Securities, or a portion thereof, with a market value of $612,353 have been pledged as collateral for swap and swaption contracts.
(i)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES     VALUE
                                                            ----------- -----------
PREFERRED STOCKS - 0.1%
  BNSF Funding Trust I,
Preferred
    Stock
    6.61%
  (Cost $668,270)                                            700,000     $657,091
                                                                         --------

                                                               PAR
                                                MATURITY      (000)
                                             -------------- ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.4%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    3.00%                                        04/19/07    $ 5,900    5,783,965
  Federal National Mortgage Assoc.,
    Unsecured Notes
    4.00%                                     10/06-01/09     13,870   13,615,105
    2.35%                                        04/05/07      7,880    7,695,308
  Overseas Private Investment Co.
    4.09%                                        05/29/12        474      413,533
    4.30%                                        05/29/12      1,323    1,185,794
    4.64%                                        05/29/12        989      897,142
    4.68%                                        05/29/12        559      490,876
    4.87%                                        05/29/12      4,222    3,863,599
    5.40%                                        05/29/12      5,289    5,068,161
  Resolution Funding Corp. Strip
    Bonds
    6.29%(b)                                     07/15/18      1,725      901,785
    6.30%(b)                                     10/15/18      1,725      889,369
  Small Business Administration
    Participation Certificates, Series
    96-20B, Class 1
    6.38%                                        02/01/16      1,844    1,868,692
  Small Business Administration
    Participation Certificates, Series
    96-20K, Class 1
    6.95%                                        11/01/16      2,771    2,841,955
  Small Business Administration
    Participation Certificates, Series
    97, Class A
    5.85%(c)(d)                                  08/15/22        562      556,709
  Small Business Administration
    Participation Certificates, Series
    97-20B, Class 1
    7.10%                                        02/01/17      2,341    2,407,437
  Small Business Administration
    Participation Certificates, Series
    97-20F, Class 1
    7.20%                                        06/01/17        592      611,029
  Small Business Administration
    Participation Certificates, Series
    97-20G, Class 1
    6.85%                                        07/01/17      4,350    4,458,915
  U.S. Treasury Bonds
    8.50%(e)                                     02/15/20      4,175    5,460,115
    8.75%(f)                                     08/15/20      4,725    6,327,810
    6.25%(e)(f)                                  08/15/23      5,175    5,707,461
    6.00%(e)(f)                                  02/15/26      4,280    4,636,109
    6.75%                                        08/15/26      1,975    2,323,402
    4.50%(f)                                     02/15/36      2,875    2,577,843
  U.S. Treasury Notes
    4.88%(f)                                     05/31/08     17,125   17,029,340

                                                                       ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $99,118,841)                                                   97,611,454
                                                                       ----------

                                                            PAR
                                              MATURITY     (000)        VALUE
                                           ------------- --------- --------------
MORTGAGE PASS-THROUGHS - 33.6%
  Federal Home Loan Mortgage
Corp.
  Gold
      6.50%                                 03/09-12/30   $   759   $    766,389
      4.00%                                    05/01/10     1,864      1,775,897
      6.00%                                 11/14-02/32     1,461      1,462,115
      5.50%                                    10/01/17       960        943,502
      4.50%                                 05/18-08/20    11,409     10,794,695
      5.00%                                 05/20-04/36     8,271      7,918,219
      7.50%                                 11/25-10/27        23         23,706
      7.00%                                 04/29-04/32        65         66,481
  Federal Home Loan Mortgage
Corp.
  Gold TBA
      5.00%                                    07/01/21     7,600      7,312,629
  Federal Home Loan Mortgage
Corp.,
  ARM
      4.37%(d)                                 01/01/35     7,672      7,397,723
  Federal National Mortgage
Assoc.
      7.00%                                 08/08-09/34     1,984      2,032,546
      6.00%                                 01/09-11/29     1,356      1,351,451
      6.50%                                 02/11-04/31     2,737      2,775,919
      5.50%                                 09/13-12/35    51,735     50,136,299
      5.00%                                 01/18-07/35    12,653     12,202,498
      4.50%                                 03/19-04/21     5,641      5,334,167
      4.00%                                    05/01/19     5,000      4,617,185
  Federal National Mortgage
Assoc.
  ARM
      4.29%(d)                                 12/01/34     6,810      6,563,921
  Federal National Mortgage
Assoc.
  TBA
      4.50%                                 07/21-07/36    10,310      9,391,789
      5.50%                                    07/01/21    15,800     15,503,750
      6.00%                                 07/21-07/36    43,800     43,621,192
      5.00%                                    07/01/36    16,000     14,955,008
      6.50%                                    07/01/36    20,000     20,100,000
  Government National Mortgage
  Assoc.
      9.50%                                 09/16-11/16        19         20,410
      9.00%                                    03/15/18        13         13,940
      6.50%                                 12/23-10/34       851        863,266
      6.00%                                 11/28-10/33       499        496,454
      5.50%                                    11/15/33        44         42,997

                                                                    ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $232,658,671)                                                228,484,148
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
  Banc of America Commercial
  Mortgage, Inc., Series 01-1,
Class
  A2
      6.50%                                    04/15/36     3,899      4,002,353
  Federal Home Loan Mortgage
Corp.,
  Series 231 (IO)
      5.50%(b)                                 08/01/35     4,240      1,149,139
  Federal Home Loan Mortgage
Corp.,
  Series 2587, Class WX
      5.00%                                    03/15/18     2,370      2,235,274
  Federal Home Loan Mortgage
Corp.,
  Series 2825, Class VP
      5.50%                                    06/15/15     3,523      3,489,266
  Federal Home Loan Mortgage
Corp.,
  Series 2933, Class HD
      5.50%                                    02/15/35     3,748      3,699,596

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal Home Loan Mortgage Corp.,
    Series 3033, Class JB
    5.50%                                     11/15/32    $ 3,143    $ 3,106,468
  Federal National Mortgage Assoc.,
    Series 03-118, Class FD
    5.48%(d)                                  12/25/33      3,872      3,902,059
  Federal National Mortgage Assoc.,
    Series 04-82, Class HJ
    5.50%                                     09/25/32      7,670      7,523,227
  Federal National Mortgage Assoc.,
    Series 05-48, Class AR
    5.50%                                     02/25/35      5,871      5,792,349
  Federal National Mortgage Assoc.,
    Series 346, Class 2
    5.50%                                     12/01/33      4,579      1,191,856
  Federal National Mortgage Assoc.,
    Series 354, Class 2 (IO)
    5.50%(b)                                  11/01/34      3,621        964,537
  Federal National Mortgage Assoc.,
    Series 367, Class 2 (IO)
    5.50%(b)                                  01/25/36      7,305      2,036,793
  First Union National Bank
    Commercial Mortgage, Series
    01-C2, Class A2
    6.66%                                     01/12/43      4,090      4,230,154
  J.P. Morgan Alternative Loan Trust,
    Series 05-S1, Class 2A16
    6.00%                                     12/25/35      2,855      2,853,290
  Lehman Brothers-UBS Commerical
    Mortgage Trust, Series 06-C4,
    Class A4
    5.90%                                     06/15/38      4,370      4,389,119
  Opteum Mortgage Acceptance Corp.,
    Series 06-2, Class A1A
    5.22%(d)                                  12/31/49      5,000      5,000,000
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.24%(c)(d)                               12/28/12        114        113,726
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class X (IO)
    2.31%(b)(c)                               05/25/36     49,849      3,078,240

                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $59,864,712)                                                  58,757,446
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.2%
  Banc of America Commercial
    Mortgage, Inc., Series 02-PB2,
    Class A4
    6.19%                                     06/11/35      3,670      3,736,362
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                     10/15/32      4,590      4,830,771
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
    4.82%                                     11/11/41      1,315      1,223,160
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                     03/15/08      2,985      2,994,759
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C2,
    Class A2
    6.30%                                     11/11/30      7,605      7,694,853

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CKS4,
    Class A2
    5.18%                                     08/15/12    $ 4,575    $ 4,438,618
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CP5,
    Class A2
    4.94%                                     12/15/35      4,865      4,640,678
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 98-CF1, Class A1B
    6.41%                                     02/18/31      6,888      6,940,097
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                     11/10/33      4,372      4,570,221
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                     12/10/35      3,800      3,890,530
  General Electric Capital Commercial
    Mortgage Corp., Series 02-2A,
    Class A3
    5.35%                                     08/11/36      4,240      4,142,631
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                     08/15/36      3,206      3,318,035
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A4
    4.96%                                     08/10/38      3,500      3,394,195
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                                     04/10/38      1,565      1,527,177
  Goldman Sachs Mortgage Securities
    Corp., Series 98-C1, Class A3
    6.14%                                     10/18/30      4,829      4,857,856
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01, Class A3
    6.43%                                     04/15/35      3,320      3,399,986
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                                     10/12/35      3,840      3,847,217
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                     08/15/26      5,680      5,979,035
  Lehman Brothers-UBS Commerical
    Mortgage Trust, Series 03-C7,
    Class A2
    4.06%(d)                                  09/15/27      2,480      2,375,257
  Morgan Stanley Capital Investments,
    Series 98-HF2, Class A2
    6.48%                                     11/15/30      3,941      3,988,280
  Morgan Stanley Dean Witter Capital,
    Series 00-LIF2, Class A2
    7.20%                                     09/15/10      4,160      4,352,159
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1, Class
    A2
    7.52%                                     12/18/09      5,565      5,762,335
  USGI, Series 87
    7.43%                                     12/01/22        110        109,335

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Wachovia Bank Commercial
    Mortgage Trust, Series 03, Class
    C6
    5.12%                               08/15/35    $ 4,470    $  4,282,916

                                                               ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $100,223,098)                                            96,296,463
                                                               ------------
PROJECT LOANS - 2.6%
  Whittier Rehab at Haverhill Project
    Loan
    7.60%                               12/01/39     10,799      10,853,841
  Whittier Rehab at Westborough
    Project Loan
    8.12%                               02/28/37      6,893       6,950,207

                                                               ------------
TOTAL PROJECT LOANS
  (Cost $17,426,732)                                             17,804,048
                                                               ------------
CERTIFICATE OF DEPOSIT - 1.5%
  Barclays Bank PLC NY
    5.32%(d)                            03/13/09      9,180       9,173,684
  SunTrust Bank, Inc.
    4.42%                               06/15/09      1,260       1,217,337

                                                               ------------
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $10,440,000)                                             10,391,021
                                                               ------------
ASSET BACKED SECURITIES - 19.2%
  Aames Mortgage Investment Trust,
    Series 06-1, Class A1
    5.38%(d)                            04/25/36      5,397       5,400,567
  American Express Credit Account
    Master Trust, Series 05-3, Class A
    5.20%(d)                            01/18/11      5,525       5,530,414
  American Express Credit Account
    Master Trust, Series 05-5, Class A
    5.24%(d)                            02/15/13      5,350       5,351,344
  Ameriquest Mortgage Securities, Inc.,
    Series 04-R11, Class A1
    5.62%(d)                            11/25/34      5,862       5,886,419
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    5.41%(d)                            01/25/30      4,343       4,343,784
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                               06/15/10      5,675       5,511,787
  Citibank Credit Card Issuance Trust,
    Series 00, Class A3
    6.88%                               11/16/09      6,275       6,379,399
  Citibank Credit Card Issuance Trust,
    Series 04-A1, Class A1
    2.55%                               01/20/09      9,150       9,005,704
  Countrywide Certificates, Series
    04-14, Class A4
    5.60%(d)                            06/25/35      2,047       2,048,633
  Countrywide Certificates, Series
    05-16, Class 4AV1
    5.42%(d)                            07/25/26      4,552       4,553,847
  Countrywide Certificates, Series
    05-IM2, Class A1
    5.19%(d)                            06/25/27      2,935       2,935,653
  DaimlerChrysler Auto Trust, Series
    06-A, Class A3
    5.00%                               05/08/10      5,200       5,164,120
  DaimlerChrysler Auto Trust, Series
    06-B, Class A2
    5.30%                               10/08/08      5,400       5,382,612

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Discover Card Master Trust I, Series
    05-1, Class A
    5.21%(d)                            03/17/08    $ 4,425    $  4,426,233
  Fieldstone Mortgage Investment
    Corp., Series 06-1, Class A1
    5.16%(d)                            05/25/36      4,827       4,830,180
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                               11/15/08      7,240       7,164,994
  Ford Credit Auto Owner Trust, Series
    05-C, Class A3
    4.30%                               08/15/09      5,325       5,231,068
  Green Tree Financial Corp., Series
    96-7, Class A6
    7.65%                               10/15/27      3,385       3,474,954
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                               09/15/09      7,200       7,044,754
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                               02/15/09      5,175       5,103,223
  Merrill Lynch Mortgage Investors,
    Inc., Series 05-HE2, Class A2A
    5.43%(d)                            09/25/36      3,401       3,401,515
  Morgan Stanley Home Equity Loans,
    Series 06-2, Class A1
    5.39%(d)                            02/25/36      4,423       4,423,474
  Railcar Leasing LLC, Series 97-1,
    Class A1
    6.75%(c)                            07/15/06        161         161,280
  Residential Asset Mortgage Products,
    Inc., Series 06-RS4, Class A1
    5.23%(d)                            07/25/36      6,375       6,375,000
  Structured Asset Investment Loan
    Trust, Series 06-2, Class A1
    5.38%(d)                            04/25/36      2,595       2,596,499
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(c)(d)(g)                      01/21/09      3,606       3,606,242
  Wachovia Auto Owner Trust, Series
    06-A, Class A2
    5.41%                               04/20/09      5,000       4,998,437

                                                               ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $131,210,468)                                           130,332,136
                                                               ------------
CORPORATE BONDS - 21.0%
Aerospace - 0.2%
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                               11/16/06      1,205       1,198,132
  Raytheon Co., Senior Unsecured
    Notes
    4.50%                               11/15/07        383         376,826

                                                               ------------
                                                                  1,574,958
                                                               ------------
Banks - 6.6%
  BAC Capital Trust XI, Capital
    Securities
    6.62%                               05/23/36        570         563,076
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                               06/30/08        835         788,227
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                               08/01/10        130         124,601

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Bank of America Corp., Subordinated
    Notes
    7.80%(h)                          02/15/10     $1,190    $ 1,270,711
  Bank of New York Co., Inc., Senior
    Notes
    3.75%                             02/15/08      1,350      1,312,072
  BankBoston N.A., Subordinated
    Notes
    7.00%                             09/15/07      1,500      1,523,280
  Citigroup, Inc., Senior Unsecured
    Notes
    6.20%                             03/15/09      1,200      1,217,791
  Citigroup, Inc., Unsecured Notes
    3.62%                             02/09/09      3,655      3,486,029
    4.12%                             02/22/10      3,900      3,707,691
  Depfa Bank PLC, Senior Notes
    4.25%(c)                          08/16/10      2,150      2,052,199
  Deutsche Bank AG, Deposit Notes
    3.84%(d)                          03/15/07      1,600      1,574,400
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(c)                          08/15/07        855        836,305
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(c)                          11/30/07      1,630      1,584,859
  HSBC Bank USA, Subordinated
    Notes
    3.87%                             06/07/07      4,875      4,794,104
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                             10/16/06        480        476,290
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                             05/30/07      2,380      2,368,954
  Lloyds TSB Bank PLC, Subordinated
    Notes
    6.90%                             11/29/49      2,000      1,955,000
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                             10/15/07      1,540      1,502,316
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                             01/26/07      1,550      1,527,076
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                             08/23/07        335        328,987
  U.S. Bank N.A., Senior Bank Notes
    2.87%                             02/01/07      1,040      1,023,734
    2.40%                             03/12/07      1,580      1,546,156
  U.S. Bank N.A., Subordinated Notes
    6.50%                             02/01/08      2,420      2,454,107
  USB Capital IX, Unsecured Notes
    6.19%(d)                          03/29/49        905        884,990
  Wachovia Bank N.A., Senior Bank
    Notes
    4.38%                             08/15/08         95         92,615
  Wachovia Capital Trust III, Trust
    Preferred Securities
    5.80%(d)                          08/29/49      2,745      2,663,754
  Wells Fargo & Co., Senior Unsecured
    Notes
    4.20%                             01/15/10        580        553,738

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wells Fargo & Co., Unsecured Notes
    4.62%                             08/09/10     $2,115    $ 2,036,259
    4.88%                             01/12/11        705        683,051

                                                             -----------
                                                              44,932,372
                                                             -----------
Broadcasting - 0.2%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
    6.50%(c)                          10/15/35        120        112,143
  News America, Inc., Senior
    Debentures
    7.12%                             04/08/28        300        299,270
    7.62%                             11/30/28      1,150      1,217,500

                                                             -----------
                                                               1,628,913
                                                             -----------
Commercial Banks, Nec - 0.0%
  HBOS PLC
    5.92%(c)(d)                       09/29/49        120        108,659
                                                             -----------
Computer Software & Services - 0.3%
  Oracle Corp., Unsecured Notes
    5.25%                             01/15/16      1,805      1,690,401
                                                             -----------
Energy & Utilities - 0.2%
  Florida Power & Light Co., First
    Mortgage Bonds
    5.90%                             03/01/33        175        163,460
    4.95%                             06/01/35        600        496,278
  Florida Power Corp., First Mortgage
    Bonds
    6.65%                             07/15/11        960        993,361

                                                             -----------
                                                               1,653,099
                                                             -----------
Entertainment & Leisure - 0.7%
  Comcast Cable Holdings LLC, Senior
    Debentures
    7.88%                             02/15/26      1,040      1,119,884
  Comcast Cable Holdings LLC, Senior
    Notes
    7.12%                             02/15/28        620        618,283
  Comcast Corp., Senior Unsecured
    Bonds
    6.50%                             11/15/35        475        448,386
  Comcast Corp., Senior Unsecured
    Notes
    7.05%                             03/15/33        315        319,563
  Time Warner Cos., Inc., Senior
    Debentures
    9.15%                             02/01/23        535        632,108
    8.38%                             03/15/23        500        555,986
    7.57%                             02/01/24        750        796,782
    7.70%                             05/01/32        455        493,343

                                                             -----------
                                                               4,984,335
                                                             -----------
Finance - 5.1%
  Associates Corp. N.A., Senior Notes
    6.25%(h)                          11/01/08        690        698,569
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(c)                          08/15/15        710        657,446
  The Bear Stearns & Co., Inc., Notes
    4.55%                             06/23/10        750        719,291

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- ------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.38%                             10/15/08    $ 1,925    $ 1,832,633
    4.12%                             01/15/10        215        204,622
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(d)                          01/15/08     10,250     10,241,698
    4.12%                             09/01/09      1,515      1,450,567
    5.00%                             11/15/11      5,205      5,034,021
  Household Finance Corp., Senior
    Unsecured Notes
    6.50%                             11/15/08      1,615      1,643,540
  Morgan Stanley, Senior Notes
    5.29%(d)                          03/07/08      8,105      8,105,113
  Morgan Stanley, Senior Unsecured
    Notes
    6.75%                             04/15/11        625        648,891
  Morgan Stanley, Unsecured Notes
    5.05%                             01/21/11      1,690      1,638,996
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.80%                             03/15/36        675        604,187
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(c)                          12/10/07        920        899,015

                                                             -----------
                                                              34,378,589
                                                             -----------
Insurance - 1.3%
  Allstate Financial Global Funding,
    Unsecured Notes
    5.25%(c)                          02/01/07      1,150      1,147,585
  ASIF Global Financing, Unsecured
    Notes
    3.90%(c)                          10/22/08        285        274,720
  Lincoln National Corp., Capital
    Securities
    7.00%(d)                          05/17/66        570        565,579
  MetLife, Inc., Senior Unsecured
    Notes
    6.38%                             06/15/34        350        343,548
  Monumental Global Funding II,
    Unsecured Notes
    2.80%(c)                          07/15/08      2,480      2,341,095
  New York Life Global Funding,
    Unsecured Notes
    3.88%(c)                          01/15/09        775        742,609
  Sun Life of Canada Capital Trust
    (Canada), Capital Securities
    8.53%(c)(i)                       05/29/49      1,070      1,133,077
  TIAA Global Markets, Senior
    Unsecured Notes
    4.12%(c)                          11/15/07      1,850      1,808,371
  WellPoint, Inc., Unsecured Notes
    5.85%                             01/15/36        370        330,624

                                                             -----------
                                                               8,687,208
                                                             -----------
Manufacturing - 0.2%
  Belvoir Land LLC Class II,
    Unsecured Notes
    5.40%(c)                          12/15/47      1,175      1,017,256
                                                             -----------

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- ------------
CORPORATE BONDS (Continued)
Medical & Medical Services - 0.2%
  Aetna, Inc., Senior Unsecured Notes
    6.62%                             06/15/36    $ 1,310    $ 1,295,789
                                                             -----------
Motor Vehicles - 0.2%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                             03/01/27        870        884,619
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                             06/04/08        150        144,835

                                                             -----------
                                                               1,029,454
                                                             -----------
Oil & Gas - 0.5%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                             11/01/06      1,850      1,847,151
  Texaco Capital, Inc., Debentures
    8.88%                             09/01/21      1,350      1,735,745

                                                             -----------
                                                               3,582,896
                                                             -----------
Pharmaceuticals - 0.1%
  Wyeth, Unsecured Notes
    5.50%                             02/15/16        950        906,955
                                                             -----------
Real Estate - 0.3%
  EOP Operating LP, Senior Notes
    7.25%                             06/15/28        230        235,083
  EOP Operating LP, Unsecured Notes
    4.65%                             10/01/10        255        241,773
  The Rouse Co., Unsecured Notes
    3.62%                             03/15/09      1,615      1,500,741

                                                             -----------
                                                               1,977,597
                                                             -----------
Retail Merchandising - 0.1%
  Federated Department Stores, Senior
    Debentures
    6.79%                             07/15/27        320        315,070
  May Department Stores Co.,
    Debentures
    7.88%                             03/01/30        220        241,795
  May Department Stores Co., Senior
    Debentures
    8.50%                             06/01/19        300        347,259

                                                             -----------
                                                                 904,124
                                                             -----------
Telecommunications - 0.8%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                             03/15/13      1,195      1,327,215
  BellSouth Telecommunications,
    Debentures
    6.65%(j)                          12/15/35        900        393,990
  GTE Corp., Debentures
    6.94%                             04/15/28        150        146,542
  New England Telephone & Telegraph
    Co., Debentures
    7.88%                             11/15/29        200        207,078
  SBC Communications, Inc.,
    Unsecured Notes
    4.21%(c)                          06/05/21      3,000      2,958,630

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.75%                                03/15/32    $   365    $    440,154

                                                                ------------
                                                                   5,473,609
                                                                ------------
Yankee - 4.0%
  AID-Israel (Israel), Unsecured Notes
    5.50%(i)                             09/18/23      5,000       4,966,650
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Notes
    5.75%(i)                             03/23/16        275         259,547
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
    8.25%(i)                             06/15/30        590         681,184
  Eksportfinans ASA (Norway),
    Unsecured Notes
    3.38%(i)                             01/15/08      3,770       3,653,488
  National Landeskreditbank
    Baden-Wurttemberg (Germany),
    Unsecured Notes
    4.25%(i)                             09/15/10      2,800       2,679,040
  Nationwide Building Society (United
    Kingdom), Senior Unsecured Notes
    3.50%(c)(i)                          07/31/07      1,725       1,689,189
  Nationwide Building Society (United
    Kingdom), Unsecured Notes
    4.25%(c)(i)                          02/01/10         90          85,657
  Pemex Finance Ltd. (Luxembourg),
    Senior Unsecured Notes
    9.03%(i)                             02/15/11      3,330       3,543,919
  The Royal Bank of Scotland Capital
    Trust (United Kingdom)
    6.80%(i)                             12/31/49      1,000         964,178
  The Royal Bank of Scotland Capital
    Trust (United Kingdom), Unsecured
    Notes
    4.71%(d)(i)                          12/29/49        600         542,326
  Suncor Energy, Inc. (Canada), Bonds
    5.95%(i)                             12/01/34         70          67,677
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    6.00%(i)                             09/30/34        175         151,098
  Telefonica Emisiones Sau (Spain),
    Senior Unsecured Notes
    6.42%(i)                             06/20/16        600         598,755
    7.00%(i)                             06/20/36        850         849,537
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(i)                             09/15/10        475         503,902
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    6.75%(i)                             02/15/11        575         593,256
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.62%(i)                             03/03/15        550         556,875
    6.75%(i)(k)                          09/27/34        725         705,062
  United Mexican States (Mexico),
    Unsecured Notes
    6.38%(i)                             01/16/13      1,190       1,192,975
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.05%(d)(i)                          12/28/07      2,715       2,714,384

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
    5.00%(i)                             12/16/13    $    90    $     83,184

                                                                ------------
                                                                  27,081,883
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $146,496,958)                                            142,908,097
                                                                ------------
FOREIGN BONDS - 1.8%
  Rabobank Nederland, Senior Notes
    (EUR)
    5.01%(c)(d)
  (Cost $12,170,000)                     04/06/09     12,170      12,168,880
                                                                ------------
TAXABLE MUNICIPAL BONDS - 1.2%
  Los Angeles County California
    Pension Obligation Revenue
    Bonds, Series 95, Class D
    6.97%                                06/30/08      7,355       7,542,994
  Ohana Hawaii Military Communities
    LLC, Military Housing Revenue
    Bonds (Navy Hawaii Housing
    Privatization Project), Series 04-A,
    Class 1
    6.19%                                04/01/49        750         736,980

                                                                ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $8,105,000)                                                8,279,974
                                                                ------------

                                                        PAR/SHARES
                                                          (000)
                                                       -----------
SHORT TERM INVESTMENTS - 1.4%
  French Treasury Bills (EUR)
      2.56%(l)                             07/13/06       5,334    6,816,614
  Galileo Money Market Fund                               2,725    2,725,450

                                                                   ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,297,099)                                                9,542,064
                                                                   ---------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE -
119.7%
  (Cost $827,679,849)                                            813,232,822
                                                                 -----------

                                                         NUMBER
                                                       OF SHARES
                                                      -----------
INVESTMENT IN AFFILIATE - 0.1%
  Institutional Money
Market Trust(m)
  (Cost $1,130,000)                                   1,130,000    1,130,000
                                                                   ---------

TOTAL INVESTMENTS IN SECURITIES -
119.8%
  (Cost $828,809,849(a))                                        814,362,822
                                                                -----------

                                                      PAR
                                                     (000)
                                                  -----------
TBA SALE COMMITMENTS - (6.7)%
  Federal Home Loan
Mortgage Corp.
  Gold TBA
    4.50%                              07/01/21      (5,400)     (5,096,250)
  Federal National
Mortgage Assoc.
  TBA
    4.50%                              07/01/21      (3,486)     (3,293,944)
    5.00%                              07/01/21      (7,200)     (6,932,246)
    5.50%                              07/01/36     (31,800)    (30,537,922)

                                                                -----------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $46,189,734)                                        (45,860,362)
                                                                -----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                    NUMBER OF
                                                    CONTRACTS          VALUE
                                                  ------------     ------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received $29,429)                              (59)          $(922)
                                                                   -----------
CALL SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                       960(n)      290,880
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                       960(n)      456,000

                                                                   -----------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $1,069,920)                                                    746,880
                                                                   -----------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                      (960)(n)    (135,806)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                            (1,000)(n)    (352,500)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07                                      (877)(n)     (20,038)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                                    (2,330)(n)     (65,007)

                                                                   -----------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $2,173,739)                                      (573,351)
                                                                   -----------

PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received  $37,429)                             (59)         (8,297)
                                                                   -----------

PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                       960(n)      576,960
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                       960(n)      714,240

                                                                   -----------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $1,069,920)                                                  1,291,200
                                                                   -----------
PUT SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08                                      (960)(n)    (561,408)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                                            (1,000)(n)    (468,000)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07                                      (877)(n)    (485,173)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07                                    (2,330)(n)  (1,772,897)

                                                                   -----------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $2,173,739)                                    (3,287,478)
                                                                   -----------

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (0.2)%                                       (1,130,000)
                                                                    ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (12.7)%                                                (85,994,216)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                        $ 679,546,276
                                                                 =============

-------------------

(a)  Cost for federal income tax purposes is $829,342,408. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                               $  1,235,877
      Gross unrealized depreciation                                (16,215,463)
                                                                  ------------
                                                                  $(14,979,586)
                                                                  ============

(b)  Rates shown are the effective yields as of June 30, 2006.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 5.8% of its net assets, with a current market value of
     $39,133,892, in securities restricted as to resale.
(d)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(e)  Securities, or a portion thereof, with a market value of $2,791,833 have been pledged as collateral for swap and swaption contracts.
(f)  Securities, or a portion thereof, subject to financing transactions.
(g)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.5% of its net assets, with a current market value of $3,606,242 in these securities.
(h)  Securities, or a portion thereof, pledged as collateral with a value of
     $2,011,155 on 475 long U.S. Treasury Note futures contracts, 477 long U.S.
     Treasury Bond futures contracts and 1,023 short U.S. Treasury Note futures contracts expiring September 2006. The value of such contracts on June 30,
     2006 was $206,467,831 with an unrealized loss of $66,824 (including commissions of $3,762).
(i)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(j)  Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of June 30, 2006.
(k)  Total or partial securities on loan.
(l)  The rate shown is the effective yield at the time of purchase.
(m)  Securities purchased with the cash proceeds from securities loaned.
(n)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                        PAR
                                       MATURITY        (000)          VALUE
                                    -------------- ------------- --------------
FOREIGN BONDS - 79.9%
Australia - 3.2%
  Australian Government Bonds (AUD)
     5.25%                              08/15/10    $   27,350    $19,930,004
  QBE Insurance Group Ltd., Senior
    Unsecured Bonds (GBP)
     5.62%                              09/28/09           620      1,150,182

                                                                  -----------
                                                                   21,080,186
                                                                  -----------
Austria - 2.1%
  Republic of Austria Government
    Bonds (EUR)
     5.00%                              07/15/12        10,250     13,856,241
                                                                  -----------
Belgium - 2.6%
  Kingdom of Belgium (EUR)
     5.75%                              03/28/08         8,500     11,264,405
     3.75%                              03/28/09         4,250      5,446,021

                                                                  -----------
                                                                   16,710,426
                                                                  -----------
Canada - 5.0%
  Government of Canada Bonds (CND)
     5.25%                              06/01/12        17,390     16,149,348
     4.50%                              06/01/15         6,125      5,453,955
  Province of Ontario, Notes (CND)
     4.50%                              03/08/15         3,600      3,139,717
  Province of Quebec, Bonds (NZD)
     6.75%                              11/09/15           760        460,168
  Royal Bank of Canada, Senior
    Unsecured Notes (GBP)
     4.62%                              12/07/10         3,830      6,900,655

                                                                  -----------
                                                                   32,103,843
                                                                  -----------
Denmark - 3.9%
  Kingdom of Denmark (DKK)
     7.00%                              11/10/24        60,790     13,908,989
  Nykredit Denmark (DKK)
     3.52%(b)                           10/01/38        20,195      3,241,429
  Realkredit Denmark (DKK)
     3.91%(b)                           10/01/38        50,555      8,192,279

                                                                  -----------
                                                                   25,342,697
                                                                  -----------
Finland - 4.6%
  Finnish Government Bonds (EUR)
     3.00%                              07/04/08        13,050     16,513,008
     4.25%                              07/04/15        10,385     13,515,390

                                                                  -----------
                                                                   30,028,398
                                                                  -----------
France - 3.7%
  France Government Bonds (EUR)
     5.75%                              10/25/32         1,500      2,336,115
  French Treasury Notes (EUR)
     3.00%                           07/08-01/10        11,050     13,852,864
  Government of France, Treasury
    Inflation Protected Notes (EUR)
     2.25%                              07/25/20         2,145      3,027,039
     3.15%                              07/25/32         2,125      3,620,948
  Reseau Ferre de France, Unsecured
    Notes (GBP)
     5.50%                              12/01/21           600      1,165,372

                                                                  -----------
                                                                   24,002,338
                                                                  -----------

                                                        PAR
                                       MATURITY        (000)          VALUE
                                    -------------- ------------- --------------
FOREIGN BONDS (Continued)
Germany - 6.9%
  Bundesrepublic Deutschland (EUR)
     6.25%                              01/04/24    $    5,590    $ 8,886,601
     5.50%                              01/04/31           195        292,465
     4.75%                              07/04/34        15,545     21,236,860
     4.00%                              01/04/37         1,600      1,960,528
  Rabobank Nederland, Senior Notes
    (EUR)
     5.01%(b)(c)                        04/06/09        12,200     12,198,878

                                                                  -----------
                                                                   44,575,332
                                                                  -----------
Ireland - 2.7%
  Irish Treasury Notes (EUR)
     3.25%                              04/18/09        14,000     17,698,988
                                                                  -----------
Italy - 4.0%
  Buoni Poliennali Del Tesoro (EUR)
     5.00%                              02/01/12         6,500      8,732,678
     4.25%                              02/01/15        13,350     17,121,427

                                                                  -----------
                                                                   25,854,105
                                                                  -----------
Japan - 11.3%
  Development Bank of Japan (JPY)
     1.70%                              09/20/22       401,000      3,230,043
  Japan Finance Corp. (GBP)
     5.75%                              08/09/19         2,860      5,647,630
  Japan Government Bonds (JPY)
     1.00%                              06/20/13       748,000      6,237,931
     1.90%                              06/20/14     1,500,000     13,198,401
     1.30%                              03/20/15     2,708,350     22,596,878
     0.50%                              06/10/15       479,000      4,023,430
     0.79%(b)                           01/20/21     1,351,000     11,485,625
     2.50%                              09/20/35       750,000      6,516,231

                                                                  -----------
                                                                   72,936,169
                                                                  -----------
Mexico - 0.5%
  Mexican Fixed Rate Bonds (MXP)
     9.00%                              12/22/11         1,425        128,156
     8.00%                              12/19/13         1,200        100,642
     9.50%                              12/18/14        24,700      2,239,353
    10.00%                              12/05/24         6,450        596,935

                                                                  -----------
                                                                    3,065,086
                                                                  -----------
Netherlands - 4.3%
  Netherland Government Bonds
    (EUR)
     5.75%                              02/15/07         1,845      2,394,774
     2.50%                              01/15/08        10,500     13,225,893
     4.25%                              07/15/13         7,400      9,631,557
     3.75%                              01/15/23         1,950      2,340,758

                                                                  -----------
                                                                   27,592,982
                                                                  -----------
New Zealand - 0.6%
  International Bank Reconstruction
    and Development (NZD)
     7.49%(d)                           08/20/07         6,620      3,723,065
                                                                  -----------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
FOREIGN BONDS (Continued)
Poland - 1.9%
  Poland Government Bonds (PLN)
    5.00%                                        10/24/13    $  8,850   $  2,677,852
    6.25%                                        10/24/15      29,455      9,636,498

                                                                        ------------
                                                                          12,314,350
                                                                        ------------
Portugal - 0.6%
  Portugal Government Bonds (EUR)
    4.38%                                        06/16/14       2,950      3,846,776
                                                                        ------------
Singapore - 1.8%
  Singapore Goverment Bonds (SGD)
    3.50%                                        07/01/12      18,250     11,573,649
                                                                        ------------
Spain - 4.3%
  Bonos y Obligation del Estado (EUR)
    6.00%                                        01/31/08       1,650      2,188,308
    4.00%                                        01/31/10       8,300     10,702,109
    5.75%                                        07/30/32       5,895      9,156,579
  Kingdom of Spain (EUR)
    5.00%                                        07/30/12       4,155      5,615,784

                                                                        ------------
                                                                          27,662,780
                                                                        ------------
Sweden - 6.8%
  AB Spintab, Notes (EUR)
    4.38%                                        04/20/09       1,780      2,308,811
  European Investment Bank (CHF)
    2.00%                                        08/29/16       2,440      1,829,065
  Swedish Government Bonds (SEK)
    5.25%                                        03/15/11     270,000     39,823,851

                                                                        ------------
                                                                          43,961,727
                                                                        ------------
United Kingdom - 9.1%
  BP Capital Markets PLC, Senior
    Unsecured Notes (GBP)
    5.12%                                        12/07/08       1,345      2,484,672
  Network Rail Infrastructure Finance,
    Senior Secured Notes (GBP)
    4.88%                                        11/27/15       1,630      2,981,960
  Royal Bank of Scotland PLC (GBP)
    5.50%(b)                                     12/03/49         690      1,259,502
  United Kingdom Treasury Bonds
    (GBP)
    4.00%                                        03/07/09      12,540     22,720,503
    4.25%                                     03/11-03/36       7,165     12,988,862
    4.75%                                        09/07/15       1,165      2,157,546
    8.00%                                        06/07/21       2,000      5,011,817
    5.00%                                        03/07/25       1,440      2,812,070
  United Kingdom Treasury Notes
    (GPB)
    5.00%                                        03/07/12       3,475      6,500,500

                                                                        ------------
                                                                          58,917,432
                                                                        ------------
TOTAL FOREIGN BONDS
  (Cost $509,342,939)                                                    516,846,570
                                                                        ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
  U.S. Treasury Bonds
    5.12%                                        05/15/16         260        259,695
    6.25%(e)(f)                                  08/15/23       2,825      3,115,667

                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $3,349,492)                                                        3,375,362
                                                                        ------------

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
MORTGAGE PASS-THROUGHS - 1.0%
  Federal Home Loan Mortgage Corp.
    ARM
    4.62%(b)
  (Cost $6,440,177)                              02/01/35    $  6,426   $  6,239,685
                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                        04/15/36       3,570      3,664,686
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.69%(b)                                     01/25/35       3,439      3,441,328
  Federal Home Loan Mortgage Corp.,
    Series 232 (IO)
    5.00%(d)                                     08/01/35       7,917      2,100,496

                                                                        ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $9,466,443)
                                                                           9,206,510
                                                                        ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9%
  Banc of America Commercial
    Mortgage, Inc., Series 04-5, Class
    A3
    4.56%                                        11/10/41       2,470      2,332,989
  Banc of America Commercial
    Mortgage, Inc., Series 05-1, Class
    A4
    5.04%(b)                                     11/10/42       4,320      4,171,349
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
    4.82%                                        11/11/41       1,015        944,112
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                        03/15/08       2,740      2,749,286
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CP5,
    Class A2
    4.94%                                        12/15/35       5,655      5,394,252
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                        08/16/33       1,809      1,902,917
  Goldman Sachs Mortgage Securities
    Corp. II, Series 05-GG4, Class A4
    4.76%                                        07/10/39       2,150      1,985,393
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                                        10/12/35       4,530      4,538,514
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    04-CBX, Class A4
    4.53%                                        07/15/41       2,700      2,545,911
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
    3.75%(b)                                     11/25/33       5,885      5,733,714
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                        08/15/26       1,800      1,894,765
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C8,
    Class A4
    4.51%                                        12/15/29       3,825      3,606,244

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                                03/15/31    $    680   $   690,922

                                                                -----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $40,238,612)                                             38,490,368
                                                                -----------
ASSET BACKED SECURITIES - 5.6%
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                06/15/10       3,450     3,350,778
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%(f)                             05/17/10       1,375     1,312,266
  Citibank Credit Card Issuance Trust,
    Series 04, Class A4
    3.20%(b)                             08/24/09       3,175     3,090,704
  Ford Credit Auto Owner Trust, Series
    05-C, Class A3
    4.30%                                08/15/09       6,300     6,188,869
  Ford Credit Auto Owner Trust, Series
    06-A, Class A3
    5.07%                                03/15/10       5,125     5,085,230
  Greenwich Capital Commercial
    Funding Corp., Series 04-GG1A,
    Class A4
    4.76%                                06/10/36         740       713,900
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 99-3,
    Class A2
    4.78%(b)(f)                          07/25/12         428       428,735
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 03-7
    (GBP)
    5.15%                                09/15/39       1,280     2,354,450
  Student Loan Marketing Assoc.
    Student Loan Trust, Series 05-6,
    Class A2
    5.10%(b)                             07/25/16       7,225     7,224,637
  USAA Auto Owner Trust, Series 06-2,
    Class A4
    5.37%                                02/15/12       6,375     6,344,380

                                                                -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $36,306,561)                                             36,093,949
                                                                -----------
CORPORATE BONDS - 1.4%
  Citigroup, Inc., Unsecured Bonds
    (JPY)
    2.24%                                12/09/22     200,000     1,628,619
  General Electric Capital Corp., Senior
    Unsecured Bonds (NZD)
    6.62%                                02/04/10       5,925     3,573,693
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
    6.50%                                09/28/15       5,945     3,528,194
  Pemex Project Funding Master Trust,
    Unsecured Notes
    5.75%                                12/15/15         480       439,200

                                                                -----------
TOTAL CORPORATE BONDS
  (Cost $10,645,878)                                              9,169,706
                                                                -----------

                                                   PAR/SHARES
                                        MATURITY     (000)        VALUE
                                       ---------- ----------- -------------
SHORT TERM INVESTMENTS - 2.5%
  Federal Home Loan Bank, Discount
    Notes
    4.70%(e)(g)                        07/03/06      $8,300    $ 8,297,713
  Galileo Money Market Fund                           7,630      7,630,160

                                                               -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $15,927,873)                                            15,927,873
                                                               -----------

TOTAL INVESTMENTS IN
  SECURITIES -  98.2%
  (Cost $631,717,975(a))                                       635,350,023
                                                               -----------

                                               NUMBER OF
                                               CONTRACTS
                                           -----------------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                850(h)         257,550
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                900(h)         427,500
  Morgan Stanley, Strike
Price $7.25,
    Expires 12/18/06                              2,500(h)             169

                                                              ------------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $1,004,572)                                                685,219
                                                              ------------
CALL SWAPTIONS WRITTEN - 0.0%
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07
  (Premiums received $1,029,525)                (2,650)(h)        (73,935)
                                                              ------------
PUT SWAPTIONS PURCHASED - 0.2%
  Deutsche Bank, Strike
Price $8.90,
    Expires 12/18/06                              2,500(h)          71,503
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                                850(h)         510,850
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                                900(h)         669,600
                                                              ------------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $1,015,377)                                              1,251,953
                                                             ------------
PUT SWAPTIONS WRITTEN - (0.3)%
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07
  (Premiums received $1,029,525)                 (2,650)(h)     (2,016,385)
                                                              ------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.8%                                           11,578,756
                                                             ------------
NET ASSETS - 100.0%                                          $646,775,631
                                                             ============

-------------------

(a)  Cost for federal income tax purposes is $632,072,266. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                             $12,457,779
     Gross unrealized depreciation                             (15,735,536)
                                                               -----------
                                                               $(3,277,757)
                                                               ===========

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

(b)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 1.9% of its net assets, with a current market value of
     $12,198,878, in securities restricted as to resale.
(d)  Rates shown are the effective yields as of June 30, 2006.
(e)  Securities, or a portion thereof, with a market value of $4,518,842 have been pledged as collateral for swap and swaption contracts.
(f)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,852,731 on 1,255 short U.S. Treasury Note futures contracts, 16 short
     U.S. Treasury Bond futures contracts, 222 long Euro-Bobl futures contracts,
     153 long Euro-Bund futures contracts, 90 long Euro-Schatz futures contracts, 60 short Canada Government Bond futures contracts, 44 short Gilt
     British futures contracts and 19 long Japan Government Bond futures contracts expiring September 2006. The value of such contracts on June 30,
     2006 was $265,662,748, with an unrealized gain of $708,714 (including commissions of $2,782).
(g)  The rate shown is the effective yield at the time of purchase.
(h)  Each swaption contract is equivalent to $10,000 notional amount.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           HIGH YIELD BOND PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                     NUMBER
                                                   OF SHARES      VALUE
                                                  ----------- -------------
COMMON STOCKS - 1.1%
  American Tower Corp. - Class A(b)                     475    $    14,782
  Curative Health Services, Inc.,(b)                570,169      2,698,515
  Freedom Pay, Inc.(b)(c)                           314,534          3,145
  HCI Direct, Inc., Class A(b)(c)(d)                242,857      2,185,713
  Mach Gen LLC(b)(c)(e)                                 202              0
  Massey Energy Co.(b)(f)                             4,583        164,988
  Mattress Discounters Corp.(b)(c)                   22,488              0
  Mirant Corp.(b)                                   257,105      6,890,410
  Phase Metrics, Inc.(b)(c)                         842,908         16,858
  Reunion Industries, Inc.(b)                         8,341          3,503

                                                               -----------
TOTAL COMMON STOCKS
  (Cost $23,642,343)                                            11,977,915
                                                               -----------

PREFERRED STOCKS - 0.2%
  Adelphia Business Solutions, Inc.,
    Series B
     3.22%(b)                                            2,200           0
  Ion Media Networks, Inc.
    14.25%(g)                                               21     181,909
  Mach Gen LLC
     0.00%(b)(c)                                           814     108,262
  New York Community Capital Trust V
     6.00%                                              45,000   2,112,750

                                                                 ---------
TOTAL PREFERRED STOCKS
  (Cost $4,108,002)                                              2,402,921
                                                                 ---------

WARRANTS - 0.0%
  ATEP Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(c)                       136         0
  ATH Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(c)                       136         0
  ATPP Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(c)                       136    26,119
  ATPR Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(c)                       136         0
  DIVA Systems Corp. (issued
    02/19/98, expiring 03/01/08, strike
    price $0.01)(b)(d)                                     4,500         0
  Mattress Discounters Co. (issued
    08/03/99, expiring 07/15/07, strike
    price $.01)(b)                                         1,500         2
  Ubiquitel, Inc. (issued 04/11/00
    expiring 04/15/10, strike price
$    22.74)(b)(d)                                          3,000         0

                                                                    ------
TOTAL WARRANTS
  (Cost $142,414)                                                   26,121
                                                                    ------

                                                          PAR
                                             MATURITY    (000)
                                            ---------- ---------
ASSET BACKED SECURITIES - 0.1%
  Continental Airlines, Inc.,
    Pass-Through Certificates, Series
    99-1B
    6.80%
  (Cost $1,345,265)                         08/02/18    $1,521   1,449,174
                                                                 ---------

                                                      PAR
                                         MATURITY    (000)       VALUE
                                        ---------- --------- -------------
CORPORATE BONDS - 81.0%
Aerospace - 2.1%
  AAR Corp., Senior Unsecured Notes
     6.88%                               12/15/07    $1,845    $ 1,847,306
     8.39%(c)                            05/15/11     3,850      3,888,500
  BE Aerospace, Inc., Senior Notes
     8.50%                               10/01/10     7,595      7,993,738
  Sequa Corp., Senior Unsecured
    Notes
     9.00%                               08/01/09     1,475      1,552,438
  Standard Aero Holdings, Inc., Senior
    Subordinated Notes
     8.25%(f)                            09/01/14     8,410      7,484,900

                                                               -----------
                                                                22,766,881
                                                               -----------
Air Transportation - 0.2%
  American Airlines, Inc., Pass-Through
    Certificates, Series 99-1
     7.32%                               10/15/09     2,040      1,989,000
                                                               -----------
Broadcasting - 3.6%
  Adelphia Communications Corp.,
    Senior Notes
     0.00%(h)(i)                         12/31/49       625        562,500
    10.50%(f)(h)                         12/31/49     2,000      1,080,000
  Adelphia Communications Corp.,
    Senior Unsecured Notes
    11.88%(f)(h)                         09/15/07       500        604,375
    10.88%(h)                            10/01/10       825        449,625
  Cablevision Systems Corp., Senior
    Unsecured Notes
     9.62%(j)                            04/01/09     8,435      8,941,100
  Charter Communications Holdings II
    LLC, Senior Unsecured Notes
    10.25%(k)                            09/15/10     1,875      1,875,000
  Charter Communications Holdings
    LLC, Senior Unsecured Notes
     8.00%(k)                            04/30/12     1,825      1,811,312
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                               09/15/10     2,910      2,917,275
  Charter Communications, Inc., Senior
    Unsecured Notes
     5.88%                               11/16/09     1,630      1,206,200
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                               06/15/15       545        502,762
  Echostar DBS Corp., Senior
    Unsecured Notes
     7.78%(j)                            10/01/08     1,585      1,604,812
     7.12%(k)                            02/01/16     5,025      4,836,562
  Fisher Communications, Inc., Senior
    Unsecured Notes
     8.62%                               09/15/14       570        592,800
  Rainbow National Services LLC,
    Senior Subordinated Notes
    10.38%(k)                            09/01/14     7,395      8,189,962
  Rogers Cable, Inc., Senior Secured
    Notes
     6.75%                               03/15/15       640        612,800

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  Sinclair Broadcast Group, Inc.,
    Senior Subordinated Notes
     4.88%(j)                          07/15/18    $ 1,285    $ 1,114,738
  Young Broadcasting, Inc., Senior
    Subordinated Notes
    10.00%(f)                          03/01/11      2,295      2,042,550

                                                              -----------
                                                               38,944,375
                                                              -----------
Business Services - 2.0%
  DI Finance/Dyncorp International,
    Senior Subordinated Notes
     9.50%                             02/15/13     10,002     10,427,085
  Service Corp. International, Senior
    Unsecured Notes
     7.70%                             04/15/09      2,475      2,487,375
  UGS Corp., Senior Subordinated
    Notes
    10.00%                             06/01/12      7,635      8,207,625

                                                              -----------
                                                               21,122,085
                                                              -----------
Chemicals - 3.0%
  Airgas, Inc., Senior Subordinated
    Notes
     9.12%                             10/01/11      1,240      1,298,900
  Airgas, Inc., Senior Unsecured Notes
     6.25%                             07/15/14        614        577,160
  BCI US Finance Borden 2, Senior
    Secured Notes
    10.58%(j)(k)                       07/15/10      1,120      1,142,400
  BCP Crystal U.S. Holdings Corp.,
    Senior Subordinated Notes
     9.62%                             06/15/14      1,046      1,124,450
  Chemtura Corp., Unsecured Notes
     6.88%                             06/01/16      1,690      1,632,962
  Equistar Chemicals LP, Senior
    Unsecured Notes
    10.12%                             09/01/08      3,225      3,410,438
     8.75%                             02/15/09      1,215      1,254,488
    10.62%                             05/01/11      1,635      1,755,581
  Huntsman LLC, Senior Secured
    Notes
    11.62%                             10/15/10      1,971      2,177,955
  Huntsman LLC, Senior Unsecured
    Notes
    12.32%(j)                          07/15/11      1,200      1,248,000
    11.50%                             07/15/12      1,114      1,244,895
  IMC Global, Inc., Senior Unsecured
    Notes
    10.88%                             06/01/08      1,505      1,602,825
  Innophos, Inc., Senior Unsecured
    Notes
     8.88%                             08/15/14      4,625      4,555,625
  Lyondell Chemical Co., Senior
    Secured Notes
     9.62%                             05/01/07      2,250      2,295,000
    11.12%                             07/15/12        495        538,312
  Nova Chemicals Corp., Senior
    Unsecured Notes
     6.50%                             01/15/12        470        432,400
     8.40%(j)                          11/15/13      5,765      5,721,762

                                                              -----------
                                                               32,013,154
                                                              -----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Computer Software & Services - 1.2%
  Juniper Networks, Inc., Senior
    Unsecured Notes
     3.67%(l)                          06/15/08    $ 1,260    $ 1,258,425
  SS&C Technologies, Inc., Senior
    Subordinated Notes
    11.75%(k)                          12/01/13      1,885      1,950,975
  Sungard Data Systems, Inc., Senior
    Unsecured Notes
     9.43%(j)(k)                       08/15/13      3,530      3,693,262
  UGS Capital Corp. II., Senior
    Unsecured Notes
    10.38%(j)(k)                       06/01/11      1,880      1,861,200
  Xerox Corp., Senior Notes
     6.88%                             08/15/11      1,905      1,893,094
  Xerox Corp., Senior Unsecured
    Notes
     7.62%                             06/15/13        250        251,875
     5.85%                             03/15/16      2,360      2,227,250

                                                              -----------
                                                               13,136,081
                                                              -----------
Construction - 2.0%
  Armstrong World Industries, Inc.,
    Senior Notes
     6.35%(f)(h)                       12/31/49      2,843      2,061,175
     6.50%(f)(h)                       12/31/49      2,956      2,143,100
  Beazer Homes USA, Inc., Senior
    Unsecured Notes
     8.62%                             05/15/11        580        592,325
  Compression Polymers Holdings,
    Senior Unsecured Notes
    10.50%(k)                          07/01/13      2,450      2,486,750
  D.R. Horton, Inc., Senior Unsecured
    Notes
     6.88%                             05/01/13      1,300      1,296,789
  Dayton Superior Corp., Senior
    Secured Notes
    10.75%                             09/15/08      1,640      1,664,600
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
    10.50%                             10/01/07      2,000      2,060,000
  North American Energy Partners,
    Inc., Senior Secured Notes
     9.00%                             06/01/10      6,450      6,804,750
  North American Energy Partners,
    Inc., Senior Unsecured Notes
     8.75%                             12/01/11      2,900      2,798,500

                                                              -----------
                                                               21,907,989
                                                              -----------
Containers - 0.9%
  Ball Corp., Senior Unsecured Notes
     6.25%                             03/15/18        655        610,788
  Concentra Operating Corp., Senior
    Subordinated Notes
     9.12%                             06/01/12      2,145      2,220,075
  Crown Holdings, Inc., Debentures
     8.00%                             04/15/23      1,195      1,099,400
  Crown Holdings, Inc., Senior
    Debentures
     7.38%                             12/15/26        920        802,700
  Packaging Dynamics Finance Corp.,
    Senior Subordinated Notes
    10.00%(k)                          05/01/16      1,425      1,425,000

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Containers (Continued)
  Pregis Corp., Senior Subordinated
    Notes
    12.38%(k)                          10/15/13    $ 3,710    $ 3,858,400

                                                              -----------
                                                               10,016,362
                                                              -----------
Electronics - 0.2%
  Amkor Technology, Inc., Unsecured
    Notes
     5.00%                             03/15/07      1,650      1,625,250
  Condor Systems, Inc., Senior
    Subordinated Notes, Series B
    11.88%(h)                          05/01/09      1,500              0
  L-3 Communications Corp., Senior
    Subordinated Notes
     5.88%                             01/15/15      1,000        932,500

                                                              -----------
                                                                2,557,750
                                                              -----------
Energy & Utilities - 7.2%
  AES Eastern Energy LP, Pass
    Through Certificates, Series 99-B
     9.67%                             01/02/29        500        597,331
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                             01/02/17      3,456      3,766,647
  AES Ironwood LLC, Senior Secured
    Notes
     8.86%                             11/30/25      3,822      4,137,350
  AES Red Oak LLC, Senior Secured
    Notes
     8.54%                             11/30/19      2,837      2,992,849
  CE Generation LLC, Senior Notes
     7.42%                             12/15/18      3,222      3,282,710
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                             09/01/10        505        525,779
  Citizens Communications Co., Senior
    Unsecured Notes
     6.25%                             01/15/13     11,075     10,521,250
  CMS Energy Corp., Senior Notes
     7.50%                             01/15/09        740        749,250
  CMS Energy Corp., Senior
    Unsecured Notes
     7.75%                             08/01/10      1,405      1,426,075
     8.50%                             04/15/11        790        823,575
  Copano Energy LLC, Senior
    Unsecured Notes
     8.12%(k)                          03/01/16      1,260      1,253,700
  Edison Mission Energy, Senior
    Unsecured Notes
     7.50%(k)                          06/15/13      1,365      1,337,700
  Elwood Energy LLC, Senior Secured
    Notes
     8.16%                             07/05/26      9,025      9,735,631
  FPL Energy National Wind, Senior
    Secured Notes
     6.12%(k)                          03/25/19        608        592,337
  Homer City Funding LLC, Senior
    Secured Notes
     8.73%                             10/01/26      1,180      1,309,889
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                             01/02/16      4,655      4,898,969
  Mirant America Corp., Escrow Bonds
     0.00%(d)(f)(h)(k)(m)              12/31/49      5,150         25,750

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Mirant Americas Generation LLC,
    Escrow Bonds
     0.00%(d)(f)(h)(k)(m)              12/31/49    $ 1,215    $     6,075
  Mirant Americas Generation LLC,
    Senior Unsecured Notes
     9.12%(f)                          05/01/31      1,640      1,590,800
  Mirant Americas Generation, Inc.,
    Senior Unsecured Notes
     8.30%                             05/01/11      4,635      4,577,062
  Mirant Mid-Atlantic LLC, Pass
    Through Certificates
     9.12%                             06/30/17      1,193      1,372,257
  Mission Energy Holding Co., Senior
    Secured Notes
    13.50%                             07/15/08      3,885      4,341,488
  NRG Energy, Inc., Senior Unsecured
    Notes
     7.38%                             02/01/16      3,105      3,027,375
  Orion Power Holdings, Inc., Senior
    Unsecured Notes
    12.00%                             05/01/10      7,000      7,945,000
  Reliant Energy, Inc., Senior Secured
    Notes
     9.25%                             07/15/10      1,365      1,365,000
     6.75%                             12/15/14      2,955      2,725,988
  Sithe Independence Funding Corp.,
    Notes
     7.36%(i)                          12/30/13      1,535      1,656,265
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(k)                          06/30/21        933        905,262

                                                              -----------
                                                               77,489,364
                                                              -----------
Entertainment & Leisure - 4.8%
  Caesars Entertainment, Senior
    Subordinated Notes
     8.12%                             05/15/11        500        525,625
  CMP Susquehanna Corp., Senior
    Subordinated Notes
     9.88%(k)                          05/15/14      1,795      1,669,350
  Gaylord Entertainment Co., Senior
    Unsecured Notes
     8.00%                             11/15/13        400        400,000
  Greektown Holdings LLC, Senior
    Notes
    10.75%(k)                          12/01/13      3,315      3,497,325
  Kerzner International Ltd., Senior
    Subordinated Notes
     6.75%                             10/01/15      3,650      3,809,688
  Lazydays RV Center, Inc., Senior
    Notes
    11.75%                             05/15/12      4,520      4,271,400
  Lin Television Corp., Senior
    Subordinated Notes
     6.50%                             05/15/13      1,050        958,125
  Mashantucket West Pequot, Notes
     5.91%(k)                          09/01/21        500        464,210
  MGM Mirage, Inc., Senior Notes
     6.00%                             10/01/09      4,060      3,948,350
  MGM Mirage, Inc., Senior Unsecured
    Notes
     6.75%                             09/01/12        825        798,188

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Mohegan Tribal Gaming Authority,
    Senior Unsecured Notes
     6.12%                             02/15/13    $ 1,790    $ 1,684,838
  Pokagon Gaming Authority, Senior
    Unsecured Notes
    10.38%(k)                          06/15/14      3,395      3,509,581
  Riddell Bell Holdings, Inc., Senior
    Subordinated Notes
     8.38%                             10/01/12      2,235      2,201,475
  San Pasqual Casino, Senior
    Unsecured Notes
     8.00%(k)                          09/15/13      1,230      1,233,075
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%                             05/01/12      7,170      6,981,788
  Station Casinos, Inc., Senior Notes
     6.00%                             04/01/12      1,450      1,357,562
  Station Casinos, Inc., Senior
    Subordinated Notes
     6.62%                             03/15/18      1,750      1,583,750
  Steinway Musical Instruments, Inc.,
    Senior Unsecured Notes
     7.00%(k)                          03/01/14        150        144,000
  Virgin River Casino Corp., Senior
    Secured Notes
     9.00%                             01/15/12      3,820      3,820,000
  Warner Music Group Corp., Senior
    Subordinated Notes
     7.38%                             04/15/14      3,020      2,929,400
  Waterford Gaming LLC, Senior
    Unsecured Notes
     8.62%(k)                          09/15/12      3,152      3,349,000
  Wynn Las Vegas LLC, First Mortgage
    Notes
     6.62%                             12/01/14      2,620      2,492,275

                                                              -----------
                                                               51,629,004
                                                              -----------
Finance - 6.2%
  Affinion Group, Inc., Senior
    Unsecured Notes
    10.12%(k)                          10/15/13      4,295      4,316,475
  Arch Western Finance, Senior Notes
     6.75%(j)                          07/01/13      1,575      1,508,062
  Chukchansi Economic Development
    Authority, Unsecured Notes
     8.78%(j)(k)                       11/15/12        990      1,007,325
  Chukchansi Economic Devolopment
    Authority, Senior Unsecured Notes
     8.00%(k)                          11/15/13      1,225      1,234,188
  Compton Petroleum Finance Corp.,
    Senior Notes
     7.62%                             12/01/13      2,895      2,764,725
  Ford Motor Credit Co., Unsecured
    Notes
     5.70%                             01/15/10        730        639,434
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
     6.88%                             08/28/12      7,060      6,651,713
  Hilcorp Energy I LP, Senior
    Unsecured Notes
     7.75%(k)                          11/01/15        625        590,625
  Hilcorp Energy/Finance, Senior Notes
    10.50%(k)                          09/01/10      2,107      2,270,292

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Ineos Group Holdings PLC,
    Unsecured Notes
     8.50%(f)(k)                       02/15/16    $ 1,855    $ 1,748,338
  IPayment, Inc., Senior Subordinated
    Notes
     9.75%(k)                          05/15/14      9,090      9,044,550
    11.62%(k)                          07/15/14     16,825     16,656,750
  Jason, Inc., Second Lien Notes
    Certificates
    15.00%(c)(d)(g)(j)                 12/15/07      1,622      1,622,233
  K&F Acquisition, Inc., Senior
    Subordinated Notes
     7.75%                             11/15/14        260        256,100
  Nell Af Sarl, Senior Unsecured Notes
     8.38%(f)(k)                       08/15/15      3,000      2,887,500
  Norcraft Finance Corp., Senior
    Subordinated Notes
     9.00%                             11/01/11        350        356,125
  Nordic Telephone Co. Holding APS,
    Senior Unsecured Notes
     8.88%(k)                          05/01/16      8,655      8,893,012
  Poster Financial Group, Inc., Senior
    Secured Notes
     8.75%                             12/01/11      1,780      1,851,200
  Quebecor World Capital Corp.,
    Senior Unsecured Notes
     8.75%(k)                          03/15/16      2,180      1,989,250
  Quebecor World Capital Corp.,
    Unsecured Notes
     6.12%                             11/15/13        460        376,050
  Zais Investment Grade Ltd. (Cayman
    Islands), Secured Notes
     9.95%(c)(g)(k)(n)                 09/23/14      1,405        166,337

                                                              -----------
                                                               66,830,285
                                                              -----------
Food & Agriculture - 0.9%
  B&G Foods Holding Corp., Senior
    Notes
     8.00%                             10/01/11      2,170      2,170,000
  Gold Kist, Inc., Senior Notes
    10.25%                             03/15/14      3,346      3,496,570
  Merisant Co., Senior Subordinated
    Notes
     9.50%(f)(j)                       07/15/13      5,570      3,509,100
  Nebco Evans Holding Co., Senior
    Notes
     0.00%(c)(h)(i)                    07/15/07        800              0

                                                              -----------
                                                                9,175,670
                                                              -----------
Insurance - 0.6%
  Coventry Health Care, Inc., Senior
    Unsecured Notes
     5.88%                             01/15/12        990        947,757
     6.12%                             01/15/15        990        936,976
  Crum & Forster Holdings Corp.,
    Senior Notes
    10.38%                             06/15/13      1,815      1,846,762
  Fairfax Financial Holdings Ltd.,
    Debentures
     8.30%(f)                          04/15/26        530        416,050
  Fairfax Financial Holdings Ltd.,
    Senior Notes
     6.88%(f)                          04/15/08        665        646,712

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  First Mercury Holdings, Senior
    Unsecured Notes
    13.17%(j)(k)                       08/15/12     $1,800    $ 1,857,762

                                                              -----------
                                                                6,652,019
                                                              -----------
Leasing - 1.7%
  Avis Budget Car Rental LLC, Senior
    Unsecured Notes
     7.58%(j)(k)                       05/15/14      1,240      1,236,900
     7.75%(k)                          05/15/16      1,965      1,891,312
  Hertz Corp., Senior Unsecured Notes
     8.88%(k)                          01/01/14      4,890      5,012,250
  Rent-A-Center, Senior Subordinated
    Notes
     7.50%                             05/01/10      1,570      1,562,150
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.75%(f)                          11/15/13      3,340      3,173,000
     7.00%(f)                          02/15/14      3,270      2,992,050
     1.88%                             10/15/23      1,760      2,646,600

                                                              -----------
                                                               18,514,262
                                                              -----------
Machinery & Heavy Equipment - 0.3%
  JLG Industries, Inc., Senior
    Subordinated Notes
     8.38%                             06/15/12      2,315      2,396,025
  Terex Corp., Senior Subordinated
    Notes
     7.38%                             01/15/14      1,000        985,000

                                                              -----------
                                                                3,381,025
                                                              -----------
Manufacturing - 6.1%
  Argo Tech Corp., Senior Unsecured
    Notes
     9.25%                             06/01/11      2,485      2,559,550
  Aviall, Inc., Senior Notes
     7.62%                             07/01/11        300        312,750
  Blount International, Inc., Senior
    Subordinated Notes
     8.88%                             08/01/12      4,050      4,029,750
  California Steel Industries, Inc.,
    Senior Unsecured Notes
     6.12%                             03/15/14      1,990      1,835,775
  Delco Remy International, Inc.,
    Senior Secured Notes
     9.07%(f)(j)                       04/15/09      1,710      1,675,800
  Delco Remy International, Inc.,
    Senior Subordinated Notes
     9.38%(d)(k)                       04/15/12        700        392,000
  Domtar, Inc., Senior Unsecured
    Notes
     7.88%                             10/15/11      3,710      3,487,400
     7.12%                             08/15/15      1,970      1,713,900
  DRS Technologies, Inc., Senior
    Subordinated Notes
     7.62%                             02/01/18      1,010      1,004,950
  Erico International Corp., Senior
    Subordinated Notes
     8.88%                             03/01/12      5,425      5,547,062
  General Cable Corp., Senior
    Unsecured Notes
     9.50%                             11/15/10      2,230      2,391,675

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Manufacturing (Continued)
  Gentek, Inc., Escrow Bonds
     0.00%(m)                          12/01/33     $1,000    $         0
  Goodman Global Holdings, Inc.,
    Senior Subordinated Notes
     7.88%(f)                          12/15/12      3,165      3,062,138
  Goodman Global Holdings, Inc.,
    Senior Unsecured Notes
     8.33%(j)                          06/15/12        830        828,962
  Graftech International Ltd., Senior
    Debentures
     1.62%                             01/15/24      2,180      1,564,150
  Invitrogen, Inc., Senior Unsecured
    Notes
     2.00%                             08/01/23      3,120      3,365,700
  Jacuzzi Brands, Inc., Senior Secured
    Notes
     9.62%                             07/01/10        500        528,125
  Keystone Automotive Operations,
    Inc., Senior Subordinated Notes
     9.75%                             11/01/13      2,280      2,154,600
  Metaldyne Corp., Senior Unsecured
    Notes
    10.00%(f)                          11/01/13      4,300      4,149,500
  Norcross Safety Products LLC,
    Senior Subordinated Notes
     9.88%                             08/15/11      3,650      3,768,625
  Nutro Products, Inc., Senior
    Unsecured Notes
     9.23%(j)(k)                       10/15/13      2,010      2,047,688
  Park-Ohio Industries, Inc., Senior
    Subordinated Notes
     8.38%                             11/15/14      4,020      3,537,600
  Russell Metals, Inc., Senior
    Subordinated Notes
     6.38%                             03/01/14      1,625      1,501,094
  Smurfit-Stone Container Corp.,
    Senior Unsecured Notes
     9.75%                             02/01/11      5,585      5,738,588
  Stanadyne Corp., Senior
    Subordinated Notes
    10.00%                             08/15/14      2,415      2,258,025
  Stanadyne Holdings, Inc., Senior
    Unsecured Notes
    15.90%(i)                          02/15/15      5,455      2,782,050
  Tenneco, Inc., Senior Subordinated
    Notes
     8.62%(f)                          11/15/14      1,565      1,561,088
  Texas Industries, Inc., Senior
    Unsecured Notes
     7.25%                             07/15/13      1,350      1,339,875

                                                              -----------
                                                               65,138,419
                                                              -----------
Medical & Medical Services - 2.3%
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
     7.50%                             08/15/13      2,820      2,834,100
  Duloxetine Royalty, Senior Secured
    Notes
    13.00%(d)(e)                       10/15/13      2,500      2,525,000
  HCA, Inc., Unsecured Notes
     5.50%                             12/01/09      1,775      1,704,053

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
  Healthsouth Corp., Senior Unsecured
    Notes
    11.42%(j)(k)                       06/15/14     $3,715    $ 3,705,712
    10.75%(k)                          06/15/16      8,750      8,618,750
  Select Medical Corp., Senior
    Subordinated Notes
     7.62%                             02/01/15      1,225      1,065,750
  Tenet Healthcare Corp., Senior
    Unsecured Notes
     6.88%                             11/15/31      4,610      3,688,000

                                                              -----------
                                                               24,141,366
                                                              -----------
Medical Instruments & Supplies - 0.4%
  Universal Hospital Services, Inc.,
    Senior Notes
    10.12%                             11/01/11      4,350      4,513,125
                                                              -----------
Metal & Mining - 2.1%
  AK Steel Corp., Senior Unsecured
    Notes
     7.75%                             06/15/12      3,900      3,841,500
  Alpha Natural Resources, Senior
    Unsecured Notes
    10.00%                             06/01/12      3,395      3,632,650
  Century Aluminum Co., Senior
    Unsecured Notes
     7.50%                             08/15/14      2,605      2,601,744
  Foundation Pennsylvania Coal Co.,
    Senior Unsecured Notes
     7.25%                             08/01/14      3,225      3,148,406
  Ipsco, Inc., Senior Notes
     8.75%                             06/01/13      4,800      5,148,000
  Massey Energy Co., Senior
    Unsecured Notes
     6.62%                             11/15/10        350        344,750
     6.88%(k)                          12/15/13      1,500      1,395,000
  Plains E&P Co., Senior Unsecured
    Notes
     7.12%                             06/15/14        450        443,250
  TRIMAS Corp., Senior Subordinated
    Notes
     9.88%                             06/15/12      1,840      1,674,400

                                                              -----------
                                                               22,229,700
                                                              -----------
Motor Vehicles - 3.2%
  Arvinmeritor, Inc., Senior Notes
     6.80%                             02/15/09        176        170,280
  Autonation, Inc., Senior Unsecured
    Notes
     7.45%(j)(k)                       04/15/13      1,510      1,502,450
     7.00%(k)                          04/15/14        820        807,700
  Cooper Standard Automotive, Senior
    Unsecured Notes
     7.00%(f)                          12/15/12      1,695      1,517,025
  CSK Auto, Inc., Senior Subordinated
    Notes
     7.00%                             01/15/14      9,035      9,035,000
  Dura Operating Corp., Senior
    Unsecured Notes
     8.62%(f)                          04/15/12      2,395      2,035,750
  Eagle-Picher, Inc., Senior Notes
     9.75%(f)(h)                       09/01/13      3,285      2,200,950
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
     6.88%                             09/15/11      2,100      2,003,736

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  Lear Corp., Senior Unsecured Notes
     8.11%(f)                          05/15/09     $4,590    $ 4,452,300
  Nationsrent, Inc., Senior Secured
    Notes
     9.50%                             10/15/10        300        319,500
  Nationsrent, Inc., Senior Unsecured
    Notes
     9.50%                             05/01/15      1,650      1,753,125
  Sunstate Equipment Co. LLC, Senior
    Secured Notes
    10.50%(k)                          04/01/13      7,760      7,992,800

                                                              -----------
                                                               33,790,616
                                                              -----------
Oil & Gas - 6.2%
  ANR Pipeline Co., Senior Debentures
     9.62%                             11/01/21      1,765      2,042,988
  Chaparral Energy, Inc., Senior Notes
     8.50%(k)                          12/01/15        520        517,400
  Chesapeake Energy Corp., Senior
    Unsecured Notes
     6.38%                             06/15/15      6,150      5,719,500
     6.62%                             01/15/16      2,040      1,897,200
     6.88%                             11/15/20        300        277,500
  Colorado Interstate Gas Co., Senior
    Unsecured Notes
     6.80%                             11/15/15      1,300      1,252,998
  Compton Petroleum Finance Corp.,
    Senior Unsecured Notes
     7.62%(k)                          12/01/13      1,750      1,653,750
  Dynegy-Roseton Danskammer LLC,
    Pass-Through Certificates
     7.27%                             11/08/10      4,555      4,555,000
  El Paso Corp., Senior Notes
     9.62%(k)                          05/15/12      3,285      3,551,906
  El Paso Corp., Senior Unsecured
    Notes
     7.75%(k)                          06/15/10        150        152,250
    10.75%(k)                          10/01/10        390        426,562
  El Paso Natural Gas Co., Senior
    Unsecured Notes
     8.38%(j)                          06/15/32      1,090      1,160,850
  Exco Resources, Inc., Senior
    Secured Notes
     7.25%                             01/15/11      3,585      3,423,675
  Frontier Oil Corp., Senior Unsecured
    Notes
     6.62%                             10/01/11        785        749,675
  Grant Prideco, Inc., Senior
    Unsecured Notes
     6.12%                             08/15/15      2,000      1,865,000
  KCS Energy, Inc., Senior Unsecured
    Notes
     7.12%                             04/01/12      5,355      5,047,088
  Newfield Exploration Co., Senior
    Subordinated Notes
     6.62%                             09/01/14        130        123,825
  Newfield Exploration Co., Senior
    Unsecured Notes
     7.62%                             03/01/11        120        121,500
  Northwest Pipeline Corp., Senior
    Unsecured Notes
     7.00%(k)                          06/15/16        550        546,562

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                         PAR
                                          MATURITY      (000)       VALUE
                                       ------------- ---------- ------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Pogo Producing Co., Senior
    Subordinated Notes
     6.88%                                10/01/17     $2,225    $ 2,041,438
  Pride International, Inc., Senior
    Unsecured Notes
     7.38%                                07/15/14      1,190      1,195,950
  Range Resources Corp., Senior
    Subordinated Notes
     7.38%                                07/15/13      2,325      2,307,562
  Southern Natural Gas Co., Senior
    Unsecured Notes
     8.00%                                03/01/32        750        774,980
  Stone Energy Corp., Unsecured
    Notes
     2.75%(j)(k)                          07/15/10      2,920      2,920,000
  Tennessee Gas Pipeline Co., Senior
    Debentures
     7.00%                                10/15/28      1,000        925,920
  Tennessee Gas Pipeline Co., Senior
    Unsecured Notes
     8.38%                                06/15/32      1,565      1,654,988
  Transcontinental Gas Pipeline Corp.,
    Senior Debentures
     7.25%                                12/01/26      2,515      2,448,981
  Transcontinental Gas Pipeline Corp.,
    Senior Notes
     8.88%                                07/15/12      3,645      4,009,500
  Whiting Petroleum Corp., Senior
    Subordinated Notes
                                         05/01/12-
     7.25%                               05/01/13       4,715      4,526,400
     7.00%                                02/01/14        375        354,375
  The Williams Cos., Inc., Credit Link
    Certificates
     6.75%(k)                             04/15/09      2,800      2,786,000
  The Williams Cos., Inc., Senior
    Unsecured Notes
     6.99%(j)(k)                          10/01/10      2,110      2,136,375
     7.62%                                07/15/19        500        510,000
     7.75%                                06/15/31        325        320,125
     8.75%                                03/15/32      2,500      2,718,750

                                                                 -----------
                                                                  66,716,573
                                                                 -----------
Paper & Forest Products - 1.8%
  Bowater Canada Finance Corp.,
    Senior Unsecured Notes
     7.95%                                11/15/11      1,760      1,672,000
  Bowater, Inc., Senior Unsecured
    Notes
     8.33%(j)                             03/15/10      3,455      3,455,000
  Cascades, Inc., Unsecured Notes
     7.25%                                02/15/13      1,030        952,750
  Donohue Forest Products, Senior
    Notes
     7.62%                                05/15/07      1,515      1,518,788
  Newpage Corp., Senior Secured
    Notes
    10.00%(f)                             05/01/12      8,335      8,626,725
    11.40%(j)                             05/01/12      1,175      1,282,219
  Norske Skog Canada Ltd., Senior
    Unsecured Notes
     7.38%                                03/01/14      2,200      1,969,000

                                                                 -----------
                                                                  19,476,481
                                                                 -----------

                                                         PAR
                                          MATURITY      (000)       VALUE
                                       ------------- ---------- ------------
CORPORATE BONDS (Continued)
Personal Services - 0.4%
  Knowledge Learning Center, Senior
    Subordinated Notes
     7.75%(k)                             02/01/15     $4,875    $ 4,460,625
                                                                 -----------
Pharmaceuticals - 0.7%
  Angiotech Pharmaceuticals, Inc.,
    Senior Subordinated Notes
     7.75%(k)                             04/01/14      4,920      4,698,600
  Valeant Pharmaceuticals,
    Subordinated Notes
     4.00%                                11/15/13      2,820      2,439,300

                                                                 -----------
                                                                   7,137,900
                                                                 -----------
Publishing & Printing - 2.0%
  Dex Media West/Finance, Senior
    Subordinated Notes
     9.88%                                08/15/13      1,573      1,704,731
  Network Communications, Inc.,
    Senior Unsecured Notes
    10.75%(k)                             12/01/13      2,180      2,147,300
  Primedia, Inc., Senior Unsecured
    Notes
    10.54%(j)                             05/15/10      1,700      1,738,250
     8.00%                                05/15/13      8,130      7,276,350
  RH Donnelley Corp., Senior
    Unsecured Notes
     8.88%(k)                             01/15/16      3,650      3,590,688
  Scholastic Corp., Unsecured Notes
     5.00%(f)                             04/15/13      3,000      2,587,365
  Vertis, Inc., Senior Notes
    13.50%(f)(k)                          12/07/09      3,080      2,502,500

                                                                 -----------
                                                                  21,547,183
                                                                 -----------
Real Estate - 0.8%
  American Real Estate Partners LP,
    Senior Unsecured Notes
     8.12%                                06/01/12      3,075      3,075,000
     7.12%                                02/15/13      3,050      2,928,000
  The Rouse Co., Unsecured Notes
     5.38%                                11/26/13        540        484,555
  Ventas Realty LP, Senior Unsecured
    Notes
     6.75%                                06/01/10      1,910      1,890,900

                                                                 -----------
                                                                   8,378,455
                                                                 -----------
Retail Merchandising - 1.7%
  Ames True Temper, Inc., Senior
    Unsecured Notes
     9.07%(j)                             01/15/12      3,740      3,674,550
  Burlington Coat Factory Warehouse
    Corp., Senior Unsecured Notes
    11.12%(f)(k)                          04/15/14      1,930      1,872,100
  Finlay Fine Jewelry Corp., Senior
    Unsecured Notes
     8.38%(f)                             06/01/12      1,505      1,309,350
  Neiman Marcus Group, Inc., Senior
    Unsecured Notes
     9.00%(k)                             10/15/15      5,941      6,134,082
  Rite Aid Corp., Senior Unsecured
    Notes
     6.12%(k)                             12/15/08      1,845      1,785,038

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Retail Merchandising (Continued)
  Spectrum Brands, Inc., Senior
    Subordinated Notes
     7.38%                              02/01/15    $ 4,555    $ 3,700,938

                                                               -----------
                                                                18,476,058
                                                               -----------
Semiconductors & Related Devices - 1.2%
  Amkor Technologies, Inc., Senior
    Unsecured Notes
     9.25%                              06/01/16      8,480      8,034,800
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     7.82%(j)                           07/15/09      1,550      1,581,000
  Magnachip Semiconductor, Secured
    Notes
     8.58%(j)                           12/15/11        935        888,250
  Stats Chippac Ltd., Senior
    Unsecured Notes
     7.50%                              07/19/10        430        418,175
     6.75%                              11/15/11        915        857,812
  Stats Chippac Ltd., Subordinated
    Notes
     2.50%                              06/01/08        780        759,525

                                                               -----------
                                                                12,539,562
                                                               -----------
Telecommunications - 12.0%
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(f)                           05/01/12      5,025      5,075,250
  American Tower Corp., Unsecured
    Notes
     3.00%                              08/15/12      5,100      8,319,375
  Asia Global Crossing Ltd., Senior
    Unsecured Notes
    13.38%(h)                           10/15/10      2,000        140,000
  Broadwing Corp., Debentures
     3.12%(k)                           05/15/26        500        462,550
  CCO Holdings LLC, Capital Corp.,
    Senior Unsecured Notes
     9.45%(j)                           12/15/10      1,270      1,295,400
  Centennial Communications, Senior
    Subordinated Notes
    10.75%                              12/15/08      3,530      3,582,950
  Centennial Communications, Senior
    Unsecured Notes
     8.12%                              02/01/14      4,530      4,394,100
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                              07/15/13      9,705      9,535,162
  CSC Holdings, Inc., Senior Notes
     7.88%                              12/15/07        700        708,750
  Dobson Cellular Systems, Inc., Notes
     8.38%(k)                           11/01/11      1,745      1,792,988
  Dobson Cellular Systems, Inc.,
    Senior Secured Notes
     8.38%                              11/01/11      2,895      2,981,850
  Dobson Communications Corp.,
    Debentures
     1.50%(k)                           10/01/25      1,495      1,490,845
  Dobson Communications Corp.,
    Senior Notes
     9.32%(f)(j)                        10/15/12      1,480      1,491,100
  Emmis Operating Co., Senior
    Subordinated Notes
     6.88%                              05/15/12      3,705      3,630,900

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Inmarsat Finance II PLC, Junior
    Subordinated Notes
    10.38%(j)                           11/15/12    $   610    $   519,262
  Insight Midwest LP, Senior
    Unsecured Notes
    10.50%                              11/01/10        250        260,625
  Intelsat Ltd., Senior Unsecured Notes
     8.70%(j)                           01/15/12      5,750      5,821,875
    11.64%(j)(k)                        06/15/13      4,150      4,233,000
     9.25%(k)                           06/15/16      1,940      2,003,050
  Lucent Technologies, Inc.,
    Debentures
     6.50%                              01/15/28      3,056      2,567,040
  Lucent Technologies, Inc., Senior
    Debentures
     6.45%                              03/15/29      2,465      2,095,250
  Lucent Technologies, Inc., Senior
    Unsecured Notes
     5.50%                              11/15/08        265        258,375
  Nortel Networks Ltd., Senior
    Unsecured Notes
     7.30%(j)(k)                        07/15/11      8,475      8,475,000
  PanAmSat Corp., Senior Debentures
     6.88%                              01/15/28      2,690      2,367,200
  PanAmSat Corp., Senior Unsecured
    Notes
     9.00%(k)                           06/15/16      2,400      2,436,000
  PF Net Communications, Inc., Senior
    Unsecured Notes
    13.75%(h)                           05/15/10      1,000              0
  Qwest Communications International,
    Senior Unsecured Notes
     8.67%(j)                           02/15/09      1,485      1,512,844
  Qwest Corp., Debentures
     7.25%                              10/15/35      1,845      1,669,725
     7.12%                              11/15/43      5,110      4,496,800
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                              09/01/11      3,175      3,214,688
  Qwest Corp., Unsecured Notes
     8.88%(j)                           03/15/12        965      1,025,312
     8.58%(j)                           06/15/13      2,000      2,130,000
  Rogers Wireless, Inc., Senior
    Secured Notes
     8.45%(j)                           12/15/10        795        818,850
     9.62%                              05/01/11      1,750      1,916,250
     7.25%                              12/15/12        360        363,600
     7.50%                              03/15/15        500        505,000
  Rogers Wireless, Inc., Senior
    Subordinated Notes
     8.00%                              12/15/12      2,730      2,805,075
  Rural Cellular Corp., Notes
     8.25%(k)                           03/15/12      3,210      3,294,262
  Superior Essex Communications &
    Essex Group, Senior Notes
     9.00%                              04/15/12      5,690      5,775,350
  Wind Acquistion Finance SA, Senior
    Unsecured Notes
    10.75%(k)                           12/01/15     10,490     11,145,625

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Windstream Corp., Senior Unsecured
    Notes
     8.12%(k)                           08/01/13    $ 4,750    $  4,845,000
     8.62%(k)                           08/01/16      6,800       6,961,840

                                                               ------------
                                                                128,418,118
                                                               ------------
Tobacco - 0.2%
  Reynolds American, Inc., Notes
     7.62%(k)                           06/01/16      1,880       1,837,700
                                                               ------------
Transportation - 1.1%
  CHC Helicopter Corp., Senior
    Subordinated Notes
     7.38%                              05/01/14        760         732,450
  H-Lines Finance Holding Corp.,
    Senior Notes
    11.00%(i)                           04/01/13      3,062       2,602,700
  Horizon Lines LLC, Senior
    Unsecured Notes
     9.00%                              11/01/12      2,915       2,958,725
  Hornbeck Offshore Services, Inc.,
    Senior Unsecured Notes
     6.12%                              12/01/14        955         885,762
  Overseas Shipholding Group, Inc.,
    Debentures
     8.75%                              12/01/13      3,980       4,258,600

                                                               ------------
                                                                 11,438,238
                                                               ------------
Waste Management - 0.4%
  Casella Waste Systems, Inc., Senior
    Subordinated Notes
     9.75%                              02/01/13      1,225       1,281,656
  Waste Services, Inc., Senior
    Subordinated Notes
     9.50%                              04/15/14      1,850       1,868,500
  WCA Waste Corp., Senior Unsecured
    Notes
     9.25%(k)                           06/15/14      1,350       1,363,500

                                                               ------------
                                                                  4,513,656
                                                               ------------
Yankee - 1.3%
  Abitibi-Consolidated, Inc. (Canada),
    Unsecured Notes
     6.00%(n)                           06/20/13        730         591,300
  Ainsworth Lumber Co. Ltd. (Canada),
    Senior Unsecured Notes
     9.25%(f)(j)(n)                     10/01/10      3,800       3,648,000
  Compagnie Generale de
    Geophysique (France), Senior
    Unsecured Notes
     7.50%(k)(n)                        05/15/15      2,440       2,390,288
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%(n)                           08/15/13      1,390       1,473,400
  Ispat Inland ULC (Canada), Senior
    Secured Notes
     9.75%(n)                           04/01/14      5,405       5,959,012

                                                               ------------
                                                                 14,062,000
                                                               ------------
TOTAL CORPORATE BONDS
  (Cost $881,619,460)                                           866,941,083
                                                               ------------
FOREIGN BONDS - 0.4%
  Nordic Telephone Co. Holdings
    (Denmark) (EUR)
     8.35%(j)                           05/01/16      2,400       3,185,910

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- -------------
FOREIGN BONDS (Continued)
  Pregis Corp., Senior Secured Notes
    (EUR)
     7.51%(j)                           04/15/13    $   875    $  1,119,169

                                                               ------------
TOTAL FOREIGN BONDS
  (Cost $4,047,653)
                                                                  4,305,079
                                                               ------------
TERM LOANS - 5.7%
  Alm Media, Inc., 2nd Lien Loan
    10.74%(j)                           03/07/11      4,500       4,492,498
  Applied Tech Products Corp. Tranche
    A
     9.03%(c)(j)                        04/24/11      1,232       1,223,574
  Applied Tech Products Corp. Tranche
    B
    13.82%(c)(j)                        04/24/11        566         560,274
  Applied Tech Products Corp. Tranche
    C
    17.12%(c)(g)(j)                     10/24/11        207         179,512
  Blb Wembley Term 2nd Lien
     8.74%(j)                           08/31/12        500         502,916
  Ccs Medical Term B
     8.23%(j)                           10/31/12      3,000       2,854,689
  East Cameron Gas
    11.25%                              07/09/19      3,260       3,260,000
  Edge Las Vegas
     8.61%(j)                           06/15/07      2,000       2,000,000
  Eggborough Power Station Terminal
    (United Kingdom) (GBP)
     7.00%                              09/08/15        834       5,113,013
  Electrical Components International
    2nd Lien Loan
    11.78%(j)                           05/19/14      1,000       1,002,500
  Healthsouth Corp.
     8.15%(j)                           03/15/13      2,000       1,998,572
  Hit Entertainment 2nd Lien Loan
    10.24%(j)                           01/31/13      1,500       1,507,500
  Kabel Deutschland Holdings
    (Germany) (EUR)
     9.65%(j)                           12/15/14      2,000       2,564,204
  Lakes Entertainment Tranche B
    11.39%(j)                           06/18/10      6,700       6,633,000
  Mach Gen LLC Tranche A
    Construction
     0.00%(h)(j)                        12/31/49        889       1,168,164
  Mach Gen LLC Tranche B
    Construction
     0.00%(h)(j)                        12/31/49      1,526       2,004,828
  Mach Gen LLC Working Capital
    Communications
     0.00%(h)(j)                        12/31/49        272         357,071
  Mach Gen LLC Working Capital LOC
     1.00%(h)(j)                        12/31/49        115         151,381
  Navistar International Corp., Delayed
    Draw
     9.57%(j)                           02/28/09      1,950       1,960,032
    10.01%(j)                           02/28/09     13,050      13,114,968
  NTL Bridge
    10.09%(j)                           03/23/11      4,146       4,140,547
  Nutro Products Tranche B
     7.26%(j)                           04/30/13      1,000         998,750
  Synventive Mezzanine Loan
    14.00%(g)(j)                        02/17/14        505         464,637
  U.S. Airways
     8.59%(j)                           04/15/11      1,500       1,507,125

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)       VALUE
                                          ---------- --------- ------------
TERM LOANS (Continued)
  UAL Corp., Term B
      8.62%(j)                            02/01/12   $1,750     $ 1,766,406

                                                                -----------
TOTAL TERM LOANS
  (Cost $58,764,068)                                             61,526,163
                                                                -----------

                                                     PAR/SHARES
                                                       (000)
                                                    -----------
SHORT TERM INVESTMENTS - 3.3%
  Federal Home Loan Bank, Discount
    Notes
    4.70%(o)                             07/03/06      18,000    17,995,300
    4.96%(o)                             07/03/06       3,000     2,999,173
    5.06%(o)                             07/10/06       4,000     3,994,939
  Galileo Money Market Fund                            10,000    10,000,000

                                                                 ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $34,989,412)                                             34,989,412
                                                                 ----------
REPURCHASE AGREEMENTS - 9.3%
  Lehman Brothers, Inc.
    5.25%
  (Agreement dated 06/26/06 to be repurchased at
    $100,102,083, collateralized by $63,800,000 Zeus
    Special Sub Ltd., Senior Discount Notes 9.25%
    due 02/01/15 and $36,200,000 Delta Air Lines,
    Secured Notes 7.57% due 11/18/10. The value of
    the collateral is $80,211,012.)
  (Cost $99,970,833)                     07/03/06     100,000    99,970,833
                                                                 ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND
  INVESTMENT IN AFFILIATE - 101.2%
  (Cost $1,108,629,451)                                       1,083,588,701
                                                              -------------

SECURITIES LENDING COLLATERAL - 0.0%
  Bear Stearns Floating Rate Notes
      5.37%(j)(p)
  (Cost $152,140)                        07/03/06         152       152,139
                                                              -------------

                                                     NUMBER
                                                    OF SHARES
                                                 ------------
INVESTMENT IN AFFILIATE - 5.5%
  Institutional Money
Market Trust(p)
  (Cost $58,659,042)                               58,659,042    58,659,042
                                                              -------------

TOTAL INVESTMENTS IN SECURITIES -  106.7%
  (Cost $1,167,440,632(a))                                    1,142,399,883
                                                              -------------

                                                   NUMBER OF
                                                   CONTRACTS
                                                  -----------
PUT OPTIONS WRITTEN - 0.0%
  Intel Panamsat Bridge
Debt, Strike
    Price $100.00,                                   (128)         (96,270)
Expires 07/11/06(c)
  Intelsat Opco Bridge
Debt, Strike
    Price $100.00,                                    (64)         (32,090)
Expires 07/11/06(c)
  Panamsat Opco Bridge
Debt, Strike
    Price $100.00,                                    (64)         (32,090)
Expires 07/11/06(c)
                                                              -------------
TOTAL PUT OPTIONS WRITTEN
  (Premiums received $160,450)                                    (160,450)
                                                              -------------

                                                                 VALUE
                                                            --------------
OBLIGATION TO RETURN
SECURITIES
  LENDING COLLATERAL - (5.5)%                               $  (58,811,181)
                                                            --------------

LIABILITIES IN EXCESS OF
OTHER
  ASSETS - (1.2)%                                              (12,848,767)
                                                            --------------
TOTAL NET ASSETS - 100%                                     $1,070,579,485
                                                            ==============

-------------------

(a)  Cost for federal income tax purposes is $1,167,921,634. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                           $  14,945,989
     Gross unrealized depreciation                             (40,467,740)
                                                             -------------
                                                             $ (25,521,751)
                                                             =============

(b)  Non-income producing security.
(c)  Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2006, these securities had a total market value of $9,820,077 which represents 0.9% of net assets.
(d)  Security is illiquid. As of June 30, 2006, the Portfolio held 0.6% of its net assets, with a current market value of $6,756,771 in these securities.
(e)  Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale
     Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of June 30, 2006, the Portfolio held
     0.2% of its net assets, with a current market value of $2,525,000 and a current cost of $2,500,004 in these securities.
(f)  Total or partial securities on loan.
(g)  Payment in kind security.
(h)  Security in default.
(i)  Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of June 30, 2006.
(j)  Variable rate security. Rates shown are the rates as of June 30, 2006.
(k)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 21.8% of its net assets, with a current market value of
     $232,996,542, in securities restricted as to resale.
(l)  Rates shown are the effective yields as of June 30, 2006.
(m)  Security held in escrow for future payments
(n)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(o)  The rate shown is the effective yield at the time of purchase.
(p)  Securities purchased with the cash proceeds from securities loaned.

                                BLACKROCK FUNDS

                            Investment Abbreviations

  ARM       Adjustable Rate Mortgage
  AUD       Australian Dollar
  CHF       Swiss Franc
  CMT       Constant Maturity Treasury Rate
  CND       Canadian Dollar
  DKK       Danish Krone
  EUR       European Currency Unit
  GBP       Great British Pound
  IO        Interest Only
  JPY       Japanese Yen
  LLC       Limited Liability Company
  LLP       Limited Liability Partnership
  LP        Limited Partnership
  MULTI     Multi-issued pools
  MXP       Mexican Peso
  NZD       New Zealand Dollar
  PLC       Project Loan Certificate
  PLN       Polish Zloty
  PO        Principal Only
  SEK       Swedish Krone

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         ULTRASHORT MUNICIPAL PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS - 98.2%
Alaska - 3.6%
  Valdez Marine Term. Rev.,
    Phillips Trans. Inc. Prj., Ser. 85
    VRDN 3.77%(b)                                              08/07/06     $    1,250   $  1,248,950
                                                                                         ------------
California - 8.9%
  Poll. Ctl. Fin. Auth. Solid Waste
    Disp. Rev., Republic Svcs., Inc.
    Prj., Ser. 03 VRDN 3.98%(b)                                08/07/06          2,000      2,000,000
  Poll. Ctl. Fing. Auth. Solid Waste
    Disp. Rev., Republic Svcs., Inc.
    Prj., Ser. 06 VRDN 4.29%(b)                                07/06/06          1,100      1,100,000
                                                                                         ------------
                                                                                            3,100,000

                                                                                         ------------
Colorado - 4.0%
  Hsg. & Fin. Auth. Rev, Ser. 05
    1B-4 AMT 2.80%                                             07/05/06          1,400      1,400,000
                                                                                         ------------
Florida - 4.1%
  Putnam Cnty. Poll. Ctrl. Rev., Ser.
    04 VRDN 3.43%(b)                                           09/15/06          1,450      1,448,869
                                                                                         ------------
Indiana - 2.9%
  Indiana St. Dev. Fin. Auth. Indl.
    Dev. Rev., Republic Svcs., Inc.
    Prj., Ser. 05 VRDN 3.99%(b)                                08/01/06          1,000      1,000,000
                                                                                         ------------
Iowa - 0.3%
  Clear Lake Dev. Rev., Joe Corbis
    Pizza Prj., Ser. 06 VRDN 3.79%(b)                          08/07/06            100        100,000
                                                                                         ------------
Kentucky - 8.9%
  Econ. Dev. Fin. Auth. Solid Waste
    Disp. Rev., Republic Svcs., Inc.
    Prj., Ser. 04 VRDN 3.94%(b)                                08/07/06          1,900      1,900,000
  Pulaski Cnty. Solid Waste Disp.
    Rev., National Rural Utilities
    Eastern Kentucky Power Prj.,
    Ser. 93B VRDN 3.42%(b)                                     08/15/06          1,200      1,199,352
                                                                                         ------------
                                                                                            3,099,352

                                                                                         ------------
Maryland - 2.8%
  Maryland St. Cmnty. Dev. Admin.,
    Dept. Hsg. & Cmnty. Dev.,
    NTS-Residential Rev., Ser. 06D 3.40%                       03/07/07          1,000        997,425
                                                                                         ------------
Massachusetts - 0.6%
  Swampscott GO, Ser. 06 4.25%                                 08/15/06            224        224,092
                                                                                         ------------
Michigan - 6.5%
  Grand Valley Michigan St. Univ.
    Rev., Ser. 05 VRDN 3.65%(b)                                08/07/06            575        575,000
  Michigan St. Strategic Oblig.
    Rev., Dow Chemical Prj., Ser.
    03B-1 VRDN 3.75%(b)                                        08/07/06            500        500,000

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Michigan (Continued)
  Michigan St. Strategic Oblig.
    Rev., Kay Screen Printing Ltd.
    Prj., Ser. 05 VRDN 3.88%(b)                                08/07/06     $      280   $    280,000
  Oakland Cnty. Econ. Dev. Corp.
    Ltd. Oblig. Rev., Exhibit
    Enterprises, Inc. Prj., Ser. 04
    AMT VRDN 3.80%(b)                                          08/07/06            930        930,000
                                                                                         ------------
                                                                                            2,285,000

                                                                                         ------------
Minnesota - 1.5%
  Minneapolis & St. Paul Met.
    Arpts. Comm. Arpt. Rev., Ser.
    99B AMT 5.50%                                              01/01/10            500        521,505
                                                                                         ------------
Multi-State - 5.0%
  Charter Mac Equity Issuer Tr.
    Rev., Ser. 04 AMT VRDN 4.10%(b)(c)                         07/06/06            300        300,000
  Rev. Bond Cert. Tr., Ser. 06-1
    AMT VRDN 3.89%(b)                                          07/06/06          1,440      1,440,000
                                                                                         ------------
                                                                                            1,740,000

                                                                                         ------------
New Jersey - 4.0%
  University Med. & Dent. Rev.,
    Ser. 02B VRDN 3.64%(b)                                     08/07/06          1,410      1,410,000
                                                                                         ------------
North Carolina - 2.9%
  Charlotte Wtr. & Swr. Sys. Rev.,
    Ser. 06 3.68%                                              08/01/06          1,000      1,000,112
                                                                                         ------------
Pennsylvania - 18.9%
  Delaware Cnty. Auth. Arpt. Fac.
    Rev., UTD Parcel Svc. Prj.,
    Ser. 85 VRDN 3.64%(b)                                      07/03/06          1,500      1,500,000
  Harrisburg Auth. Sch. Rev.,
    Harrisburg Prj., Ser. 03 VRDN 3.64%(b)                     08/07/06          1,600      1,600,000
  Indiana Cnty. Ind. Dev. Auth. Poll.
    Ctrl. Rev., Exelon Generation.
    Prj., Ser. 03A VRDN 4.07%(b)                               07/05/06            500        500,000
  Pennsylvania St. Higher Edl. Fac.
    Auth. Rev., Univ. of Scranton
    Prj., Ser. 06C VRDN 3.50%(b)                               05/01/07          1,000        995,810
  South Fork Auth. Hosp. Rev.,
    Conemaugh Hlth. Prj., Ser. 98A 3.98%                       07/03/06            600        600,000
  Upper Merion Muni. Util. Auth.
    Rev., Ser. 03 VRDN 4.00%(b)                                07/06/06          1,400      1,400,000
                                                                                         ------------
                                                                                            6,595,810

                                                                                         ------------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   ULTRASHORT MUNICIPAL PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
South Carolina - 2.9%
  Greenwood Cnty. Exempt Fac.
    Ind. Rev., Fuji Photo Film Prj.,
    Ser. 04 VRDN 3.83%(b)                                      08/07/06     $      800   $    800,000
  South Carolina St. Hsg. Fin. &
    Dev. Auth. Multi-Fam. Rev.,
    Rental Hsg.-Arrington Place
    Apt. Prj., Ser. 01 VRDN 3.74%(b)                           08/07/06            200        200,000
                                                                                         ------------
                                                                                            1,000,000

                                                                                         ------------
Texas - 9.2%
  Brazos Hbr. Ind. Dev. Corp.
    Environmental Facs. Rev.,
    ConocoPhillips Co. Prj., Ser. 05
    VRDN 2.98%(b)                                              08/01/06          1,200      1,198,980
  Port Corpus Christi Auth. Nueces
    Cnty. Sld. Wst. Disp. Rev., Flint
    Hills Res. Prj., Ser 06 VRDN 3.94%(b)                      08/07/06          2,000      2,000,000
                                                                                         ------------
                                                                                            3,198,980

                                                                                         ------------
Virginia - 3.0%
  Fairfax Cnty. Pub. Import GO,
    Ser. 01A 4.25%                                             06/01/08          1,050      1,059,912
                                                                                         ------------
Washington - 5.3%
  Energy Northwest Washington
    Rev., Wind Prj., Ser. 01A 4.55%                            07/01/06          1,450      1,450,000
  Washington St. GO, Ser. 06 5.75%                             09/01/06            400        401,168
                                                                                         ------------
                                                                                            1,851,168

                                                                                         ------------
West Virginia - 2.9%
  West Virginia St. Hsg. Dev. Fd.
    Hsg. Fin., Ser. 06B VRDN 3.67%(b)                          08/07/06          1,000        997,510
                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $34,330,587)                                                                       34,278,685
                                                                                         ------------

                                                                          NUMBER

                                                                       OF SHARES
                                                                       ---------
MONEY MARKET FUND - 1.3%
  Wilmington Trust Tax-Free Money
    Market Fund

      (Cost $454,550)                                     454,550        454,550
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES -  99.5%
  (Cost $34,785,137(a))                                               34,733,235
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                                                     168,059
                                                                    ------------
NET ASSETS - 100.0%                                                  $34,901,294
                                                                    ============

---------------
(a)  Also cost for federal income tax purposes. The gross
     unrealized appreciation (depreciation) on a tax basis is
     as follows:
      Gross unrealized appreciation                                   $       -
      Gross unrealized depreciation                                     (51,902)
                                                                      ---------
                                                                      $ (51,902)

                                                                      =========

(b)  For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 0.1% of its net assets, with a current market value of
     $300,000, in securities restricted as to resale.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS - 96.2%
Alabama - 3.4%
  Alabama Rev., Priv. Coll. &
    Tuskegee Univ. Prj., Ser. 96A 5.90%                        09/01/16     $    1,000   $  1,023,190
  Alabama St. Pub. Sch. & Coll.
    Auth. Cap. Imp. Rev., Ser. 99C 5.75%                       07/01/18          3,000      3,191,610
  Jefferson Cnty. Swr. Rev.,
    Warrants, Ser. 03B-8 5.25%                                 02/01/13          7,725      8,037,785
                                                                                         ------------
                                                                                           12,252,585

                                                                                         ------------
Alaska - 0.7%
  Ind. Dev. & Expt. Auth. Revolving
    Fd. Rev., Ser. 97A AMT 6.00%                               04/01/07          2,500      2,537,375
                                                                                         ------------
California - 5.6%
  California St. Econ. Recovery
    GO, Ser. 04A 5.25%                                         07/01/13          7,500      8,024,025
  California St. GO, Ser. 90 6.50%                             11/01/06            340        342,948
  Foothill Eastern Corridor Agcy.
    Toll Rd. Rev., Ser. 99 5.75%                               01/15/40          8,500      8,761,120
  Los Altos Sch. Dist. Cap. Apprec.
    GO, Ser. 01B 5.87%(b)                                      08/01/21          3,380      1,600,971
  Sacramento Mun. Util. Dist. Elec.
    Rev., Ser. 92C 5.75%(c)                                    11/15/09            430        430,520
  Stockton-East Wtr. Dist. Rev.,
    Ser. 02B 6.12%(b)                                          04/01/28          4,495      1,272,759
                                                                                         ------------
                                                                                           20,432,343

                                                                                         ------------
District of Columbia - 0.0% District of Columbia GO, Ser.

    93A-1 6.00%(c)                                             06/01/11             50         54,526
                                                                                         ------------
Florida - 4.5%
  Florida St. Bd. of Ed. Cap. Outlay
    GO, Ser. 00D 5.75%                                         06/01/22          7,800      8,314,410
  Florida St. Bd. of Ed. GO, Ser.
    05A 5.00%                                                  01/01/16          5,000      5,278,250
  Tampa Wtr. & Swr. Rev., Ser. 02
                                                                       10/01/14-

  6.00%                                                        10/01/16          2,455      2,787,692
                                                                                         ------------
                                                                                           16,380,352

                                                                                         ------------
Georgia - 1.5%
  Atlanta Arpt. Fac. Rev., Ser. 94A 6.50%                      01/01/10          1,000      1,083,640
  Cobb Cnty. & Marietta Wtr. Auth.
    Rev., Ser. 02 5.50%                                        11/01/14          1,000      1,095,600
  Forsyth Cnty. Sch. Dist. GO, Ser. 92 6.70                    07/01/12          1,000      1,089,990
  Fulton Cnty. Fac. Corp. COP,
    Fulton Cnty. Pub. Purp. Prj.,
    Ser. 99 5.50%                                              11/01/18          1,000      1,044,240

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Georgia (Continued)
  Mun. Elec. Auth. Pwr. Rev., Ser. 93B 5.70%                   01/01/19     $    1,000   $  1,097,820
                                                                                         ------------
                                                                                            5,411,290

                                                                                         ------------
Hawaii - 4.4%
  Hawaii St. Hbr. Cap. Imp. Rev.,
    Ser. 97 AMT 5.50%                                          07/01/27          3,750      3,802,425
  Hawaii St. Hwy. Rev., Ser. 05B 5.00%                         07/01/16          6,495      6,835,858
  Hawaii St. Rev., Ser. 05DG 5.00%                             07/01/17          5,000      5,243,350
                                                                                         ------------
                                                                                           15,881,633

                                                                                         ------------
Illinois - 5.8%
  Chicago O'Hare Intl. Arpt. Rev.,
    Gen. Arpt. Third Lien, Ser. 05B 5.25%                      01/01/15          7,720      8,253,761
  Chicago Wtr. Rev., Ser. 97 5.50%(c)                          11/01/07          8,885      9,256,748
  5.50%                                                        11/01/22          1,020      1,060,249
  Cook Cnty. GO, Ser. 96 5.88%(c)                              11/15/06          2,000      2,035,260
  Illinois Hsg. Dev. Auth. Rev.,
    Multi-Fam. Prj., Ser. 94-5 6.65%                           09/01/14            265        265,345
                                                                                         ------------
                                                                                           20,871,363

                                                                                         ------------
Kentucky - 1.5%
  Kentucky St. Property & Bldgs.
    Comm. Rev., No. 84 Prj., Ser. 05 5.00%                     08/01/18          5,000      5,317,000
                                                                                         ------------
Louisiana - 0.6%
  Orleans Rev., Levee Dist. Pub.
    Imp. Prj., Ser. 86 5.95%                                   11/01/15          2,035      2,087,768
                                                                                         ------------
Maryland - 4.9%
  Howard Cnty. Cons. Pub. Impt.
    Prj. GO, Ser. 04A 5.00%                                    08/15/19          6,695      7,202,347
  Maryland St. & Loc. Facs. First
    Lein GO, Ser. B 5.25%                                      02/15/11          5,000      5,294,950
  Maryland St. Cap. Impt. GO, Ser. 05A 5.25%                   02/15/14          5,000      5,396,100
  Maryland St. Hlth. & Hgr. Edl.
    Fac. Auth. Rev., Ser. 94D
    VRDN 3.98%(d)                                              07/06/06             70         70,000
                                                                                         ------------
                                                                                           17,963,397

                                                                                         ------------
Massachusetts - 1.8%
  Massachusetts St. GO, Ser. 04B 5.25%                         08/01/15          5,000      5,384,600
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev.,
    Newton-Wellesley Hosp. Prj.,
    Ser. 97G 6.12%                                             07/01/15          1,000      1,040,370
                                                                                         ------------
                                                                                            6,424,970

                                                                                         ------------

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Michigan - 0.5%
  Huron Vy. Sch. Dist. GO, Ser. 96 5.88%(c)                    05/01/07     $    2,000   $  2,034,500
                                                                                         ------------
Minnesota - 2.2%
  Pub. Facs. Auth. Wtr. Poll. Ctl.
    Rev., Ser. 05C 5.00%                                       03/01/17          7,500      7,957,650
                                                                                         ------------
Missouri - 0.4%
  Missouri St. Env. Imp. & Energy
    Res. Auth. Wtr. Poll. Rev.,
    Drinking Wtr. Prj., Ser. 02B 5.25%                         07/01/11          1,540      1,631,230
                                                                                         ------------
Montana - 1.5%
  Montana St. Dept. Transn. Rev.,
    Grant Antic Nts. Hwy. 93
    Constr. Prj., Ser. 05 5.25%                                06/01/16          5,000      5,374,850
                                                                                         ------------
Multi-State - 4.8%
  Charter Mac Equity Issue Tr., Ser. 99 6.62%(e)               06/30/09          3,000      3,169,230
  Charter Mac Equity Issue Tr., Ser. 00 7.60%(e)               11/30/10          9,000      9,958,230
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00 6.88%(e)                               06/30/09          4,000      4,253,240
                                                                                         ------------
                                                                                           17,380,700

                                                                                         ------------
Nebraska - 0.3%
  Omaha Pub. Pwr. Dist. Elec.
    Rev., Ser. 92B 6.15%                                       02/01/12          1,000      1,075,640
                                                                                         ------------
Nevada - 2.0%
  Clark Cnty. Arpt. Rev., Ser. 04A-1 5.50%                     07/01/15          1,780      1,894,614
  Clark Cnty. Sch. Dist. GO, Ser. 04A 5.00%                    06/15/16          5,000      5,236,650
                                                                                         ------------
                                                                                            7,131,264

                                                                                         ------------
New Jersey - 12.6%
  Econ. Dev. Auth. Rev., Seeing
    Eye, Inc. Prj., Ser. 05 5.00%                              12/01/24          5,000      5,140,850
  New Jersey St. Edl. Facs. Auth.
    Rev., Higher Ed. Cap. Impt.,
    Ser. A 5.00%                                               09/01/14          5,000      5,294,700
  New Jersey St. GO, Ser. 05L
                                                                       07/15/15-

  5.25%                                                        07/15/16         10,000     10,783,200
  New Jersey St. Hwy. Auth. Rev.,
    Garden St. Pkwy. Prj., Ser. 92
    6.20%                                                      01/01/10          6,225      6,568,433
  New Jersey St. Tpke. Auth. Rev.,
    Ser. 00A 5.75%(c)                                          01/01/10          2,820      2,987,564
    5.75%                                                      01/01/16          1,180      1,250,116
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    00A 6.00%(c)                                               06/15/10         10,000     10,756,300

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  Port Auth. New York & New
    Jersey SO, JFK Intl. Arpt.
    Term. Prj., Ser. 97-6 AMT 6.25%                            12/01/09     $    2,680   $  2,851,520
                                                                                         ------------
                                                                                           45,632,683

                                                                                         ------------
New York - 4.2%
  New York City GO, Ser. 03I 5.75%(c)                          03/01/13            520        570,757
    5.75%                                                      03/01/19          4,480      4,841,357
  New York City Transitional Fin.
    Auth. Rev., Ser. 02A 5.25%                                 11/01/11          3,300      3,497,340
  Tobacco Settlement Fin. Corp.
    Rev., Ser. 03A-1 5.50%                                     06/01/14          6,075      6,312,047
                                                                                         ------------
                                                                                           15,221,501

                                                                                         ------------
North Carolina - 2.8%
  Mun. Pwr. Agcy. Rev., Catawba
    Elec. Prj., Ser. 92A 6.00%                                 01/01/10            300        319,944
  North Carolina St. Hwy. GO, Ser.
    04 5.00                                                    05/01/15          9,325      9,893,918
                                                                                         ------------
                                                                                           10,213,862

                                                                                         ------------
Ohio - 6.2%
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT 6.00%(c)                           03/01/07            370        374,795
  Greene Cnty. Swr. Sys. Rev.,
    Govt. Enterprise Prj., Ser. 05 5.00%                       12/01/17          3,500      3,676,645
  Ohio St. Common Sch. GO, Ser. A                             09/15/12-
    5.00%                                                      09/15/13         10,850     11,454,814
  Ohio St. Higher Ed. GO, Ser. 05C 5.00%                       08/01/12          6,525      6,876,958
                                                                                         ------------
                                                                                           22,383,212

                                                                                         ------------
Oregon - 0.9%
  Clackamas Cnty. Unltd. GO, Sch.
    Dist. No. 62 Oregon City Prj.,
    Ser. 00C 5.50%(c)                                          06/15/10          3,185      3,362,309
                                                                                         ------------
Pennsylvania - 2.8%
  Beaver Cnty. GO, Ser. 96A 5.75%(c)                           10/01/06          1,000      1,004,790
  Delaware Cnty. Auth. Rev., Mercy
    Hlth. Corp. Prj., Ser. 96 5.75%                            12/15/20          2,400      2,471,184
  Philadelphia Ind. Dev. Auth. Arpt.
    Fac. Rev., Aero Philadelphia
    LLC Prj., Ser. 99 AMT 5.25%                                01/01/09            400        400,272
  Philadelphia Ind. Dev. Auth. Rev.,
    PGH Dev. Corp. Prj., Ser. 93 5.25%                         07/01/17          1,935      1,942,430

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Sch. Dist. GO, Ser.
    99C 5.75%                                                  03/01/29     $    4,000   $  4,241,040
                                                                                         ------------
                                                                                           10,059,716

                                                                                         ------------
Puerto Rico - 1.1%
  Pub. Fin. Corp. Cmwlth. Approp.
    Rev., Ser. 02E 5.50%(c)                                    02/01/12          2,990      3,214,938
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 94S 7.00%                                       07/01/06          1,000      1,000,000
                                                                                         ------------
                                                                                            4,214,938

                                                                                         ------------
Rhode Island - 0.8%
  Rhode Island Depositors Econ.
    Protection Corp. SO, Ser. 93 5.62%                         08/01/09            515        524,198
    5.62%(c)                                                   08/01/09            190        198,884
  Rhode Island St. Health & Edl.
    Bldg. Corp. Rev., Hosp.
    Fing.-Lifespan Prj., Ser. 97 5.50%                         05/15/16          2,000      2,068,276
                                                                                         ------------
                                                                                            2,791,358

                                                                                         ------------
South Carolina - 1.5%
  South Carolina St. Unltd. GO, St.
    Univ.-Resh. Prj., Ser. 05A 5.00%                           11/01/13          5,000      5,304,500
                                                                                         ------------
Texas - 6.4%
  Brazos River Auth. Poll. Ctrl.
    Rev., Texas Util. Elec. Co. Prj.,
    Ser. 95C AMT 5.55%(c)                                      04/01/08          5,000      5,227,800
  Dallas Ind. Dev. Corp. Rev.,
    CR/PL, Inc. Prj., Ser. 87 AMT 7.50%                        08/01/17          1,350      1,360,044
  Grand Prairie Indpt. Sch. Dist.
    GO, Ser. 00A 5.80%(c)                                      08/15/11          4,925      5,342,542
  Texas Wtr. Fin. Assist. GO, Ser. 00
    5.75%                                                      08/01/22          3,445      3,651,976
  Travis Cnty. Hlth. Fac. Dev. Corp.
    Rev., Ascension Hlth. Credit
    Prj., Ser. 99A 5.88%(c)                                    11/15/09          1,980      2,116,679
  Univ. Texas Univ. Fing. Sys. Rev.,
    Ser. B 5.25%                                               08/15/15          5,000      5,374,150
                                                                                         ------------
                                                                                           23,073,191

                                                                                         ------------
Utah - 0.0%
  Salt Lake City Hosp. Rev., Ser.
    88A 8.12%(c)                                               05/15/15            100        117,107
                                                                                         ------------
Virginia - 4.5%
  Pocahontas Pkwy. Toll Rd. Rev.,
    Ser. 98B 5.85%(b)                                          08/15/23         14,300      5,646,498
  Virginia St. GO, Ser. 05A
    5.00%                                                      06/01/19          5,000      5,267,750

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Virginia St. Pub. Sch. Auth. Rev.,
    Sch. Prj., Ser. 05B 5.25%                                  08/01/16     $    5,000   $  5,401,750
                                                                                         ------------
                                                                                           16,315,998

                                                                                         ------------
Washington - 5.9%
  King Cnty. Unltd. GO, Sch. Dist.
    No. 414 Lake Washington Prj.,
    Ser. 00 5.75%                                              12/01/10            500        536,860
  Pierce Cnty. Unltd. GO, Sch. Dist.
    No. 416 White River Prj., Ser. 00 6.00%                    12/01/13          5,345      5,781,366
  Washington St. GO, Ser. 00B 6.00%                            01/01/10         14,000     14,921,340
                                                                                         ------------
                                                                                           21,239,566

                                                                                         ------------
West Virginia - 0.1%
  Pub. Energy Auth. Rev.,
    Morgantown Energy Assoc.
    Prj., Ser. 90A AMT 5.05%                                   07/01/08            280        281,842
                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $342,346,961)
                                                                                          348,412,219

                                                                                         ------------

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
TENDER OBLIGATION MUNICIPAL BONDS - 1.9%
Pennsylvania - 0.6%
  Delaware Vy. Regl. Fin. Auth.
    Govt. RITES PA-1041 Rev.,
    Ser. 02B                                                   07/01/32          1,000      2,006,800
                                                                                         ------------
Puerto Rico - 1.3%
  Cmwlth. Infra. Fin. Auth. Spec.
    RITES PA-782 Rev., Ser. 01G                                10/01/40          3,985      4,875,090
                                                                                         ------------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS

  (Cost $5,988,503)                                                                         6,881,890
                                                                                         ------------
MORTGAGE PASS-THROUGHS - 0.0%
  Government National Mortgage
    Association 6.00%
(Cost $3,868)                                                  11/15/31              4          3,706
                                                                                         ------------

                                                                          NUMBER

                                                                       OF SHARES
                                                                    ------------
MONEY MARKET FUND - 0.6%
  Wilmington Trust Tax-Free Money
   Market Fund

  (Cost $2,105,652)                                   2,105,652        2,105,652
                                                                    ------------
TOTAL INVESTMENTS IN
  SECURITIES -  98.7%
  (Cost $350,444,984(a))                                             357,403,467
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.3%                                                   4,559,584
                                                                    ------------
NET ASSETS - 100.0%                                                 $361,963,051
                                                                    ============

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

-------------------

(a)  Also cost for federal income tax purposes. The gross
     unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $10,450,309
      Gross unrealized depreciation                                  (3,491,826)
                                                                    -----------
                                                                      $6,958,483

                                                                    ===========

(b)  The rate shown is the effective yield on the zero coupon bonds at the time of purchase.

(c)  This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(d)  For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 4.80% of its net assets, with a current market value of
     $17,380,700, in securities restricted as to resale.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS - 96.5%
Multi-State - 8.4%
  Charter Mac Equity Issue Tr., Ser.
    99 6.62%(b)                                                06/30/09     $   25,000   $ 26,410,250
  Charter Mac Equity Issue Tr., Ser.
    00 7.60%(b)                                                11/30/10         10,000     11,064,700
  MuniMae Tax-Exempt Bond

    Subs., LLC, Ser. 00 6.88%(b)                               06/30/09          4,000      4,253,240
    7.75%(b)                                                   11/01/10         10,000     11,026,900
                                                                                         ------------
                                                                                           52,755,090

                                                                                         ------------
Pennsylvania - 77.6%
  Allegheny Cnty. Hosp. Dev. Auth.
    Rev., Hlth. Ctr. Univ. of
    Pittsburgh Med. Ctr. Prj., Ser.
    97B 6.00%                                                  07/01/25          7,000      8,086,540
  Allegheny Cnty. Hosp. Dev. Auth.
    Rev., Ser. 95A 6.00%(c)                                    09/01/07          5,000      5,127,750
    6.20%(c)                                                   09/01/07          1,000      1,027,790
  Allegheny Cnty. Unltd. GO, Ser.
    05C 5.25%                                                  11/01/14         10,355     11,111,122
                                                                       11/01/16-

    5.00%                                                      11/01/21         17,755     18,545,001
  Beaver Cnty. Hosp. Auth. Rev.,
    Ser. 96A 5.80%(c)                                          10/01/06          5,830      5,858,567
  Berks Cnty. GO, Ser. 98 5.38%                                11/15/28          6,685      6,818,566
  Central Bucks Sch. Dist. GO, Ser. 02A 5.00%                  05/15/20          4,570      4,700,474
  Con. Ctr. Auth. Rev., Ser. 89A 6.70%                         09/01/16          1,000      1,139,110
  Dauphin Cnty. Gen. Auth. Hlth.
    Sys. Rev., Pinnacle Hlth. Sys.
    Prj., Ser. 97 5.50%(c)                                     05/15/07          1,715      1,757,223
    5.50%                                                      05/15/17          1,785      1,825,894
  Dauphin Cnty. Gen. Auth. Hosp.
    Rev., Hapsco Western
    Pennsylvania Hosp. Prj., Ser.
    92 6.25%                                                   07/01/16          1,000      1,110,760
  Delaware Cnty. Auth. Arpt. Fac.
    Rev., UTD Parcel Svc. Prj.,
    Ser. 85 VRDN 3.64%(d)                                      07/03/06          6,670      6,670,000
  Delaware Cnty. Auth. Coll. Rev.,
    Haverford Coll. Prj., Ser. 00 5.75%                        11/15/25          6,795      7,272,417
  Delaware Cnty. Auth. Hosp. Rev.,
    Ser. 95 5.50%                                              08/15/15          6,480      6,555,298
  Delaware Cnty. Auth. Rev., Mercy
    Hlth. Corp. Prj., Ser. 96 5.75%                            12/15/20          3,735      3,845,780
  Delaware Cnty. Ind. Dev. Auth.
    Poll. Ctl. Rev., Ser. 04 VRDN 3.70%(d)                     08/07/06            975        975,000

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware Cnty. Ind. Dev. Auth.
    Rev., Ser. 99 AMT 6.00%                                    06/01/29     $    3,400   $  3,604,204
  Delaware Cnty. Mem. Hosp. Auth.
    Rev., Ser. 95 5.50%                                        08/15/19          3,000      3,034,860
  Delaware River Port Auth.
    Pennsylvania & New Jersey

    Rev., Port Dist. Prj., Ser. 99B 5.70%                      01/01/22          8,930      9,422,311
  Delaware River Port Auth.
    Pennsylvania & New Jersey

    Rev., Ser. 99 5.75%                                        01/01/16          8,000      8,459,280
  Delaware Vy. Regl. Fin. Auth.
    Govt. Rev., Ser. 97B 5.60%                                 07/01/17          2,000      2,172,760
  Erie Wtr. Auth. Rev., Ser. 05
    VRDN 3.98%(d)                                              07/06/06          5,345      5,345,000
  Hgr. Ed. Assistance Agcy. Rev.,
    Capital Acquisition Prj., Ser. 00 5.88%(c)                 12/15/10         16,400     17,701,832
  Hsg. Fin. Agcy. Rev., Multi-Fam.
    Prj., Ser. 92 8.10%                                        07/01/13            545        546,799
  Hsg. Fin. Agcy. Rev., Ser. 98
    AMT 5.50%(e)                                               04/01/30         13,155      3,584,738
  Hsg. Fin. Agcy. Rev., Sgl. Fam.
    Mtg. Prj., Ser. 99-66A AMT 5.65%                           04/01/29          9,525      9,615,869
  Infra. Investment Auth. Rev.,
    Pennvest Ln. Pool Prj., Ser. 94 6.00%                      09/01/06          1,930      1,936,658
  Kennett Cons. Sch. Dist. GO,
    Ser. 02A 5.50%                                             02/15/14          1,245      1,339,234
  Lancaster Cnty. Hosp. Auth. Rev.,
    Hlth. Ctr. Masonic Homes Prj.,
    Ser. 94 5.30%                                              11/15/08            500        502,870
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Kidspeace Oblig. Prj.,
    Ser. 98 5.70%                                              11/01/09          2,460      2,527,773
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Vy. Hosp. Prj., Ser. 97A
    VRDN 3.98%(d)                                              07/01/28          4,005      4,005,000
  Luzerne Cnty. Flood Prot. Auth.
    Gtd. Rev., Ser. 96
    5.60%(c)                                                   07/15/06          4,720      4,722,171
  Lycoming Cnty. Auth. Hosp. Rev.,
    Divine Providence Hosp. Prj.,
    Ser. 95 5.38%                                              11/15/10          6,480      6,582,838
  McKeesport Area Sch. Dist. GO,
    Ser. 96A 5.75%(c)                                          10/01/06          1,750      1,758,382
  Methacton Sch. Dist. Auth. Rev.,
    Ser. 78 6.50%(c)                                           10/01/06            475        478,045

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Holy
    Redeemer Hosp. Prj., Ser. 97A 5.25%                        10/01/27     $    9,000   $  9,206,370
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Pottstown
    Hlth. Care Corp. Prj., Ser. 98 5.00%(c)                    01/01/09          6,235      6,454,098
  Northeastern Hosp. & Ed. Auth.
    Rev., Luzerne Cnty. Coll. Prj.,
    Ser. 97 5.15%                                              08/15/16          3,245      3,295,492
  Northeastern Hosp. & Ed. Auth.
    Rev., Wyoming Vy. Hlth. Care
    Prj., Ser. 94A 6.50%                                       01/01/07          1,000      1,011,230
  Northgate Sch. Auth. Bldg. Rev.,
    Ser. 78 6.38%                                              02/15/07            825        838,068
  Pennsbury Sch. Dist. GO, Ser. 02                            01/15/18-
    5.50%                                                      01/15/19          4,625      4,935,205
  Pennsylvania St. Dept. Gen.
    Svcs. COP, Ser. 01                                        05/01/14-
    5.00%                                                      11/01/14          5,560      5,750,986
                                                                       05/01/15-

    5.25%                                                      05/01/16          7,740      8,129,946
  Pennsylvania St. GO, Ser. 04                                07/01/16-
    5.38%                                                      07/01/17         28,000     30,660,930
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy. Stud. Ln. Rev., Ser. 94A
    VRDN 4.01%(d)                                              07/05/06          1,700      1,700,000
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Lafayette Coll. Prj., Ser. 00 6.00%                        05/01/30            155        165,078
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Trustees Univ. Prj., Ser. 98 5.50%                         07/15/38          9,500      9,815,590
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Rev., Drexel Univ. Prj.,
    Ser. 03B VRDN 3.64%(d)                                     08/07/06          3,795      3,795,000
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Rev., Ser. 36AE 4.50%                                06/15/36          7,405      6,953,221
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 02 5.50%                       07/01/16          8,000      8,634,240
  Pennsylvania St. Tpke. Comm.
    Rev., Ser. 01 5.50%                                        12/01/13          5,000      5,436,200
  Pennsylvania St. Univ. Rev., Ser. 05A 5.00%                  09/01/29          5,500      5,641,845
  Pennsylvania St. Unltd. GO, Ser. 05 5.50%                    01/01/14         15,395     16,751,607
  Philadelphia Gas Works Rev.,
    Ser. 94 5.25%                                              08/01/24          2,900      2,903,045

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Gas Works Rev.,
    Ser. 01
                                                                       08/01/14-

     5.50%                                                     08/01/18     $    7,415   $  7,938,128
  Philadelphia Gas Works Rev.,
    Ser. 06 3.62%(d)                                           08/07/06          5,000      5,000,000
  Philadelphia GO, Ser. 94
    5.90%                                                      11/15/09            980        987,693
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Childrens Hosp. Prj., Ser. 05
    VRDN 4.00%(d)                                              07/03/06            600        600,000
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Frankford Hosp. Prj., Ser. 95 5.50%                        01/01/07          1,235      1,248,042
    5.60%                                                      01/01/08          1,245      1,258,446
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Nazareth Hosp. Franciscan
    Prj., Ser. 96B 5.00%(c)                                    07/01/06          4,590      4,681,800
  Philadelphia Ind. Dev. Auth. Rev.,
    American Coll. of Physicians
    Prj., Ser. 00
                                                                       06/15/20-

    5.50%                                                      06/15/25         14,685     15,454,810
  Philadelphia Ind. Dev. Auth. Rev.,
    Girard Estate Coal Mining Prj.,
    Ser. 96 5.38%                                              11/15/12          3,945      3,970,090
    5.50%                                                      11/15/16          1,650      1,660,626
  Philadelphia Ind. Dev. Auth. Rev.,
    PGH Dev. Corp. Prj., Ser. 93 5.50%                         07/01/10          1,035      1,035,932
  Philadelphia Pk. Auth. Rev., Arpt.
    Pk. Prj., Ser. 99 5.62%                                    09/01/18          4,430      4,665,277
  Philadelphia Pk. Auth. Rev., Ser. 97 5.40%                   09/01/15          5,900      6,035,405
  Philadelphia Pk. Auth. Rev., Ser. 99
                                                                       09/01/13-

    5.62%                                                      09/01/17          5,885      6,212,433
  Philadelphia Sch. Dist. GO, Ser. 95A 6.25%                   09/01/06          2,255      2,263,276
  Philadelphia Sch. Dist. GO, Ser. 99C 5.75%                   03/01/29         11,000     11,662,860
  Philadelphia Sch. Dist. GO, Ser. 00A
                                                                       02/01/12-

    5.75%                                                      02/01/13         10,215     10,976,528
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 93 5.50%                                        06/15/07          6,780      6,885,429
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 05A 5.00%                                       07/01/28          6,000      6,126,240

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pottstown Borough Auth. Swr.
    Rev., Ser. 96 5.50%                                        11/01/16     $    1,360   $  1,367,521
  Riverside Sch. Dist. GO, Ser. 00 5.50%(c)                    10/15/10          3,300      3,491,202
  South Fork Mun. Auth. Hosp.
    Rev., Good Samaritan Med.
    Ctr. Prj., Ser. 96B 5.38%                                  07/01/16          4,000      4,085,400
  Southeastern Pennsylvania
    Trans. Auth. Rev., Ser. 97 5.55%                           03/01/13          3,500      3,608,150
    5.38%                                                      03/01/17          6,270      6,456,721
  Springford Sch. Dist. GO, Ser. 97 5.15%                      02/01/18         10,010     10,088,522
  Washington Cnty. Auth. Rev., Ser. 99
    6.15%                                                      12/01/29          6,340      6,748,359
  Washington Cnty. Ind. Dev. Auth.
    Poll. Ctrl. Rev., West Penn
    Pwr. Co. Prj., Ser. 95G 6.05%                              04/01/14          2,500      2,527,725
  West Chester Area Sch. Dist.
    Unltd. GO, Ser. 06A
                                                                       05/15/16-

    5.00%                                                      05/15/22         30,160     31,470,244
  West Mifflin Sanit. Swr. Mun.
    Auth. Swr. Rev., Ser. 96 5.70%(c)                          08/01/06          1,445      1,446,965
  Williamsport Area Sch. Dist. Auth.
    Rev., Ser. 78 6.00%                                        03/01/07             60         60,875
  Wilson Sch. Dist. GO, Ser. 97 5.50%(c)                       05/15/07          8,015      8,134,664
                                                                                         ------------
                                                                                          489,995,430

                                                                                         ------------
Puerto Rico - 10.5%
  Cmwlth. GO, Ser. 01A 5.50%                                   07/01/20         13,690     15,159,621
  Cmwlth. GO, Ser. 02 5.50%                                    07/01/12         20,000     21,560,800
  Cmwlth. Pub. Impt. GO, Ser. 01A 5.50%                        07/01/16         11,830     12,972,660
  Mun. Fin. Agy. Rev., Ser. 99 5.50%                           08/01/18          6,500      6,861,465
  Pub. Fin. Corp. Cmwlth. Approp.
    Rev., Ser. 02E 5.50%(c)                                    02/01/12          9,340     10,042,648
                                                                                         ------------
                                                                                           66,597,194

                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $592,809,343)                                                                     609,347,714
                                                                                         ------------
TENDER OBLIGATION MUNICIPAL BONDS - 3.1%
Pennsylvania - 2.6%
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES Rev., Ser. 99
                                                               01/01/22         10,000     12,243,200

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware Vy. Regl. Fin. Auth.
    Govt. RITES PA-1041 Rev., Ser. 02A
                                                               07/01/32     $    2,000   $  4,013,600
                                                                                         ------------
                                                                                           16,256,800

                                                                                         ------------
Puerto Rico - 0.5%
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00A

                                                               10/01/16            400        497,008
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00B
                                                               10/01/17            500        628,500
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00C
                                                               10/01/18            500        625,280
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00D
                                                               10/01/19            690        860,679
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00E
                                                               10/01/20            250        311,040
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00F
                                                               10/01/24            250        306,220
                                                                                         ------------
                                                                                            3,228,727

                                                                                         ------------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS

  (Cost $15,595,037)                                                                       19,485,527
                                                                                         ------------

                                                                          NUMBER

                                                                    OF SHARES
                                                                 ---------------
MONEY MARKET FUND - 0.3%
  Wilmington Trust Tax-Free Money
    Market Fund

  (Cost $2,096,287)                                  2,096,287         2,096,287
                                                                 ---------------
TOTAL INVESTMENTS IN
  SECURITIES - 99.9%
  (Cost $610,500,667(a))                                             630,929,528
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                                     351,171
                                                                 ---------------
NET ASSETS - 100.0%                                              $   631,280,699
                                                                 ===============

-------------------

(a)  Cost for federal income tax purposes is $610,639,250. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $ 24,446,688
      Gross unrealized depreciation                                  (4,156,410)
                                                                   -------------
                                                                    $ 20,290,278

                                                                   =============

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 8.36% of its net assets, with a current market value of
     $52,755,090, in securities restricted as to resale.

(c)  This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(d)  For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

(e)  The rate shown is the effective yield on the zero coupon bonds at the time of purchase.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS - 90.3%
Delaware - 0.6%
  Delaware River & Bay Auth. Rev.,
    Ser. 05 5.00%                                              01/01/28     $    1,000   $  1,025,710
                                                                                         ------------
Multi-State - 7.3%
  Charter Mac Equity Issue Tr., Ser. 99
    6.62%(b)                                                   06/30/09          1,000      1,056,410
  Charter Mac Equity Issue Tr., Ser. 00
    7.60%(b)                                                   11/30/10          4,000      4,425,880
  MuniMae Tax-Exempt Bond

    Subs., LLC, Ser. 00 6.88%(b)                               06/30/09          4,000      4,253,240
    7.75%(b)                                                   11/01/10          2,000      2,205,380
                                                                                         ------------
                                                                                           11,940,910

                                                                                         ------------
New Jersey - 72.6%
  Econ. Dev. Auth. Lease Rev.,
    Ser. 00 6.00%                                              06/01/21          4,780      5,122,057
  Econ. Dev. Auth. Rev., Cigarette
    Tax Prj., Ser. 04 5.75%                                    06/15/34          3,615      3,786,279
  Econ. Dev. Auth. Rev., Kapkowski
    Rd. Landfill Prj., Ser. 02 6.50%                           04/01/28          2,500      2,917,425
  Econ. Dev. Auth. Rev., Motor
    Vehicle Comm. Prj., Ser. 03A 3.52%(c)                      07/01/12          4,000      3,083,720
  Econ. Dev. Auth. Rev.,
    Performing Arts Ctr. Prj., Ser. 96C
    5.75%                                                      06/15/08          4,440      4,513,970
  Econ. Dev. Auth. Rev., Sch. Fac.
    Const. Prj., Ser. 03F 5.25%                                06/15/13          5,000      5,306,950
  Econ. Dev. Auth. Rev., Sch. Fac.
    Const. Prj., Ser. 04G 5.00%                                09/01/23          2,500      2,638,125
  Econ. Dev. Auth. Rev., Seeing
    Eye, Inc. Prj., Ser. 05 5.00%                              12/01/24          6,500      6,683,105
  Econ. Dev. Auth. Rev., Ser. 99 6.20%                         12/01/09          3,000      3,261,330
  Econ. Dev. Auth. Rev., St.
    Barnabas Med. Ctr. Prj., Ser. 97A 5.63%(c)                 07/01/23          4,000      1,754,800
  Econ. Dev. Auth. Solid Waste
    Rev., Waste Management New

    Jersey Prj., Ser. 04A AMT 5.30%                            06/01/15          1,000      1,033,180
  Garden St. Preservation Tr. Cap.
    Apprec. Rev., Ser. 03B 5.17%(c)                            11/01/24         10,000      4,104,900
  Hlth. Care Fac. Fin. Auth. Rev.,
    Kennedy Hlth. Sys. Prj., Ser. 01 5.50%                     07/01/21          2,000      2,080,280
    5.62%                                                      07/01/31            455        474,128

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  Hlth. Care Fac. Fin. Auth. Rev.,
    Robert Wood Johnson Univ.
    Prj., Ser. 96C 5.75%                                       07/01/07     $    2,595   $  2,643,008
  Hopatcong Boro. GO, Ser. 03 5.75%                            08/01/33          2,300      2,507,230
  Knowlton Twp. Bd. of Ed. GO,
    Ser. 91 6.60%                                              08/15/11            169        188,863
  Middlesex Cnty. Imp. Auth. Rev.,
    Heldrich Center Hotel Prj., Ser. 05A
                                                                       01/01/15-

    5.00%                                                      01/01/20          2,000      2,000,610
  Middlesex Cnty. Imp. Auth. Rev.,
    Monroe Twp. Prj., Ser. 96 5.80%                            09/15/13          1,725      1,748,494
  Middlesex Cnty. Imp. Auth. Rev.,
    New Brunswick Apts. Rental
    Hsg. Prj., Ser. 02 AMT 5.15%                               02/01/24          3,000      3,034,140
  New Jersey Econ. Dev. Auth.
    Rev., Sch. Fac. Constr. Prj.,
    Ser. 03F 5.00%                                             06/15/28          2,500      2,640,850
  New Jersey Edl. Auth. Rev.,
    Rowan Coll. Prj., Ser. 96E 5.88%(d)                        07/01/06          2,185      2,206,850
  New Jersey St. Edl. Fac. Auth.
    Rev., Institute of Tech. Prj., Ser. 04B
    5.00%                                                      07/01/16          4,150      4,345,050
  New Jersey St. Edl. Facs. Auth.
    Rev., Fairleigh Dickinson Univ.
    Prj., Ser. 02D 5.25%                                       07/01/32          3,000      3,034,920
  New Jersey St. GO, Ser. 00 5.75%                             05/01/12          2,500      2,720,925
  New Jersey St. GO, Ser. 01H 5.25%                            07/01/14          3,000      3,211,830
  New Jersey St. Hsg. & Mtg. Fin.
    Agcy. Rev., Ser. 00B 6.25%                                 11/01/26          1,435      1,493,605
  New Jersey St. Hwy. Auth. Rev.,
    Garden St. Pkwy. Prj., Ser. 92 6.20%                       01/01/10            750        791,378
  New Jersey St. Tpke. Auth. Rev., Ser. 91C
    6.50%(d)                                                   01/01/16          4,000      4,558,382
  New Jersey St. Trans. Tr. Fd.
    Admin. Grant Rev., Ser. 00A 6.12%(d)                       09/15/09          2,500      2,658,300
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser. 99A 5.75%                     06/15/20          2,820      3,129,410
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    00A 6.00%(d)                                               06/15/10          2,500      2,689,075

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser. 01B 6.00%(d)                  12/15/11     $    2,500   $  2,748,675
  New Jersey St. Unltd. GO, Ser.
    05N 5.50%                                                  07/15/17          3,000      3,310,650
  North Hudson Swr. Auth. Rev., Ser. 01A 5.41%(c)              08/01/21          5,000      2,435,700
  Port Auth. New York & New
    Jersey SO, JFK Intl. Arpt.
    Term. Prj., Ser. 97-6 AMT 6.25%                            12/01/09          7,000      7,448,000
    5.75%                                                      12/01/22          2,000      2,083,080
  Sports & Expo. Auth. Rev., Ser. 00A 5.50%                    03/01/20          5,000      5,222,850
  Summit Cnty. GO, Ser. 01 5.25%                               06/01/14          1,145      1,238,695
  Union Cnty. Indl. Poll. Ctrl. Rev.,
    Exxon Mobil Corp. Prj., Ser. 89
    VRDN 3.40%(e)                                              08/01/06          2,000      2,000,000
                                                                                         ------------
                                                                                          118,850,819

                                                                                         ------------
Puerto Rico - 9.8%
  Cmwlth. Hwy. & Trans. Auth.
    Rev., Ser. 00B 6.00%(d)                                    07/01/10          3,000      3,245,820
  Cmwlth. Hwy. & Trans. Auth.
    Rev., Ser. 00C 6.00%                                       07/01/29          2,000      2,163,880
  Cmwlth. Hwy. & Trans. Auth.
    Rev., Ser. 02D 5.38%                                       07/01/36          1,000      1,076,410
  Cmwlth. Pub. Imp. GO, Ser. 01 5.50%                          07/01/19          5,000      5,534,400
  Pub. Fin. Corp. Cmwlth. Approp.
    Rev., Ser. 02E 5.50%(d)                                    02/01/12          3,740      4,021,360
                                                                                         ------------
                                                                                           16,041,870

                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $143,321,899)                                                                     147,859,309
                                                                                         ------------
TENDER OBLIGATION MUNICIPAL BONDS - 6.8%
New Jersey - 3.5%
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES PA-611 Rev., Ser. 00
                                                               01/01/26          5,000      5,826,200
                                                                                         ------------
Puerto Rico - 3.3%
  Cmwlth. Infra. Fin. Auth. SO
    RITES, PA-569 Rev., Ser. 99
                                                               07/01/12          2,000      2,161,520
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00A
                                                               10/01/16            400        497,008
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00B
                                                               10/01/17            500        628,500

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00C

                                                               10/01/18     $      500   $    625,280
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00D
                                                               10/01/19            650        810,784
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00E
                                                               10/01/20            250        311,040
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00F
                                                               10/01/24            250        306,220
                                                                                         ------------
                                                                                            5,340,352

                                                                                         ------------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $9,143,459)
                                                                                           11,166,552

                                                                                         ------------

                                                                          NUMBER

                                                                      OF SHARES
                                                                     -----------
MONEY MARKET FUND - 2.3%
  Wilmington Trust Tax-Free Money
   Market Fund

  (Cost $3,764,538)                                      3,764,538     3,764,538
                                                                       ---------

TOTAL INVESTMENTS IN
  SECURITIES -  99.4%
  (Cost $156,229,896(a))                                             162,790,399
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.6%                                                     973,557
                                                                    ------------
NET ASSETS - 100.0%                                                 $163,763,956
                                                                    ============

-------------------

(a)  Also cost for federal income tax purposes. The gross
     unrealized appreciation (depreciation) on a tax basis
     is as follows:
      Gross unrealized appreciation                                 $ 7,994,884
      Gross unrealized depreciation                                  (1,434,381)
                                                                    -----------
                                                                     $ 6,560,503

                                                                    ===========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 7.3% of its net assets, with a current market value of
     $11,940,910, in securities restricted as to resale.

(c)  The rate shown is the effective yield on the zero coupon bonds at the time of purchase.

(d)  This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(e)  For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         OHIO TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS - 87.0%
Multi-State - 5.4%
  Charter Mac Equity Issue Tr., Ser. 99
    6.62%(b)                                                   06/30/09     $    1,000   $  1,056,410
  Charter Mac Equity Issue Tr., Ser.
    00 7.60%(b)                                                11/30/10          1,000      1,106,470
  MuniMae Tax-Exempt Bond

    Subs., LLC, Ser. 00 6.88%(b)                               06/30/09          2,000      2,126,620
    7.75%(b)                                                   11/01/10          2,000      2,205,380
                                                                                         ------------
                                                                                            6,494,880

                                                                                         ------------
Ohio - 74.4%
  Akron GO, Ser. 01 5.50%                                      12/01/21          1,000      1,072,130
  Akron Swr. Sys. Rev., Ser. 96 5.88%                          12/01/16            500        509,300
  Brunswick GO, Ser. 94 6.30%                                  12/01/14            195        197,042
  Butler Cnty. Trans. Imp. Dist.
    Rev., Ser. 97A 6.00%                                       04/01/11            600        633,384
  Cleveland COP, Cleveland
    Stadium Prj., Ser. 97 5.25%                                11/15/10          2,500      2,598,325
  Cleveland Pkg. Fac. Rev., Ser. 96 6.00%                      09/15/06          1,275      1,280,342
  Cleveland St. Univ. Gen.
    Receipts Rev., Ser. 04 5.00%                               06/01/34          3,000      3,054,750
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT 6.00%(c)                           03/01/07            245        248,175
  Columbus GO, Ser. 86 7.38%                                   07/01/06          1,000      1,000,000
  Columbus GO, Ser. 02 5.00%                                   06/15/09          2,975      3,092,453
  Cuyahoga Cnty. Multi-Fam. Rev.,
    Ser. 02 AMT 5.35%                                          09/20/27          1,000      1,015,170
  Fairfield City Sch. Dist. GO, Ser. 94
    7.45%                                                      12/01/14          1,000      1,180,110
  Greater Cleveland Regl. Trans.
    Auth. Cap. Imp. Rev., Ser. 01A 5.12%                       12/01/21          1,000      1,056,630
  Greater Cleveland Regl. Trans.
    Auth. GO, Ser. 96 6.25%                                    12/01/06          2,935      2,964,086
  Hamilton Cnty. Sales Tax Rev.,
    Ser. 01B 5.25%                                             12/01/32          5,000      5,168,150
  Hamilton Cnty. Swr. Sys. Rev.,
    Ser. 05B 5.00%                                             12/01/16          2,720      2,868,022
  Hsg. Fin. Agcy. Rev., Wind River
    Prj., Ser. 94A AMT 5.55%                                   11/01/18            300        306,162
  Jackson Loc. Sch. Dist. Rev.,
    Stark & Summit Cntys.
    Construction & Imp. Prj., Ser. 04
    5.00%                                                      12/01/33          2,105      2,142,027

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Kent St. Univ. Gen. Receipts
    Rev., Ser. 01 VRDN 3.98%(d)                                07/05/06     $    1,000   $  1,000,000
  Lakota Loc. Sch. Dist. GO, Ser.
    05 5.00%                                                   12/01/16          2,115      2,238,495
  Marysville Sch. Dist. GO, Ser. 98
    6.00%(c)                                                   12/01/10          1,910      2,086,045
  Mason City Sch. Dist. GO, Ser.
    01 5.38%                                                   12/01/18          3,000      3,206,040
  Mason City Sch. Dist. GO, Ser.
    05 5.00%                                                   12/01/15          3,000      3,172,800
  New Albany Cmnty. Auth. Fac.
    Rev., Ser. 01B 5.12%                                       10/01/21          2,750      2,852,740
  North Royalton City Sch. Dist.
    GO, Ser. 94 6.62%                                          12/01/06             50         50,570
  Northwestern Sch. Dist. Rev.,
    Wayne & Ashland Cntys. Prj.,
    Ser. 94 7.20%                                              12/01/10            300        326,916
  Ohio St. Bldg. Auth. Data Ctr.
    Rev., Ser. 93A 5.90%                                       10/01/07            450        461,164
  Ohio St. Comm. Sch. Capital
    Fac. Rev., Ser. 94A 5.75%(c)                               06/15/09          1,000      1,049,780
  Ohio St. Env. Imp. Rev., USX
    Corp. Prj., Ser. 99 5.62%                                  05/01/29          1,000      1,043,350
  Ohio St. Hgr. Ed. Fac. Rev.,
    Denison Univ. Prj., Ser. 01 5.12%                          11/01/21          3,000      3,127,080
  Ohio St. Infra. Impt. GO, Ser.
    97 5.35%                                                   08/01/14          3,380      3,660,439
  Ohio St. Major New St. Rev., Ser. 05
    5.00%                                                      12/15/14          3,660      3,866,204
  Ohio St. Univ. GO, Ser. 02A
    5.25%                                                      12/01/18          3,290      3,474,470
  Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
    Fac. Rev., Republic Steel Prj.,
    Ser. 95 6.38%                                              06/01/07            415        424,711
  Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
    Rev., Ser. 02 5.25%                                        06/01/12          3,415      3,641,039
  Ohio St. Wtr. Dev. Auth. Rev.,
    Fresh Water. Imp. Prj., Ser. 04 5.00%                      12/01/34          3,000      3,056,730
  Ohio St. Wtr. Dev. Auth. Rev.,
    Steel-Cargill North Star Broken

    Hill Prj., Ser. 95 AMT 6.30%                               09/01/20            500        506,925
  Pickerington Loc. Sch. Dist. Fac.
    Construction & Imp. Rev., Ser.
    01 5.25%                                                   12/01/20          1,000      1,062,650

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Scioto Cnty. Rev., Marine Term.
    Norfolk Southern Corp. Prj.,
    Ser. 98 5.30%                                              08/15/13     $    3,000   $  3,047,250
  Springboro Wtr. Sys. Rev., Ser. 98
    5.00%                                                      12/01/18          2,500      2,555,550
  Toledo GO, Ser. 96 6.00%                                     12/01/06            500        504,460
  Trotwood-Madison City Sch. Dist.
    GO, Ser. 02 5.00%                                          12/01/30          2,000      2,034,960
  Univ. of Cincinnati Rev., Ser. 01A
    5.00%                                                      06/01/31          2,000      2,029,500
  Univ. of Toledo Rev., Ser. 02
    5.25%                                                      06/01/18          1,195      1,245,190
  Warren City Sch. Dist. GO, Ser.
    04 5.00%                                                    12/01/31          2,500      2,547,275
  West Muskingum Loc. Sch. Dist.,
    Sch. Fac. Constr. & Imp. GO,
    Ser. 03 5.00%                                              12/01/24          3,000      3,078,210
  Westlake GO, Ser. 96 6.40%                                   12/01/08          1,560      1,604,429
                                                                                         ------------
                                                                                           89,341,230

                                                                                         ------------
Puerto Rico - 7.2%
  Cmwlth. GO, Ser. 02 5.50%                                    07/01/11          5,000      5,349,950
  Pub. Fin. Corp. Cmwlth. Approp.
    Rev., Ser. 02E 5.50%(c)                                    02/01/12          2,990      3,214,938
                                                                                         ------------
                                                                                            8,564,888

                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $101,708,117)                                                                     104,400,998
                                                                                         ------------
TENDER OBLIGATION MUNICIPAL BONDS - 10.7%
Puerto Rico - 10.7%
  Cmwlth. Hwy. & Trans. Auth.
    RITES Rev., Ser. 98
                                                               07/01/18          5,000      5,403,300
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00A
                                                               10/01/16            400        497,008
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00B
                                                               10/01/17            500        628,500
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00C
                                                               10/01/18            500        625,280
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00D
                                                               10/01/19            650        810,784
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00E
                                                               10/01/20            250        311,040
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00F
                                                               10/01/24            250        306,220

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Pub. Bldgs. Auth. RITES PA-577
    Rev., Ser. 99
                                                               07/01/27     $    4,000   $  4,322,080
                                                                                         ------------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $10,647,388)
                                                                                           12,904,212

                                                                                         ------------

                                                                          NUMBER

                                                                      OF SHARES
                                                                     -----------
MONEY MARKET FUND - 1.6%
  Wilmington Trust Tax-Free Money
    Market Fund

  (Cost $1,928,592)                                      1,928,592     1,928,592
                                                                     -----------

TOTAL INVESTMENTS IN
  SECURITIES -  99.3%
  (Cost $114,284,097(a))                                             119,233,802
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.7%                                                     818,209
                                                                    ------------
NET ASSETS - 100.0%                                                 $120,052,011
                                                                    ============

-------------------

(a)  Also cost for federal income tax purposes. The gross
     unrealized appreciation (depreciation) on a tax basis
     is as follows:
      Gross unrealized appreciation                                 $ 5,348,441
      Gross unrealized depreciation                                    (398,736)
                                                                    -----------
                                                                     $ 4,949,705

                                                                    ===========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 5.4% of its net assets, with a current market value of
     $6,494,880, in securities restricted as to resale.

(c)  This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(d)  For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS - 76.1%
Delaware - 66.0%
  Delaware River & Bay Auth. Rev.,
    Ser. 03 5.25%                                              01/01/13     $    1,000   $  1,067,260
  Delaware St. Econ. Dev. Auth.
    Poll. Ctrl. Rev., Delmarva Pwr.
    Prj., Ser. 02B 5.20%                                       02/01/19          1,000      1,045,630
  Delaware St. Econ. Dev. Auth.
    Rev., Del. Tech. Pk. Univ. Del.
    Prj., Ser. 00 6.00%                                        02/01/21          1,000      1,071,460
  Delaware St. Econ. Dev. Auth.
    Rev., Delmarva Pwr. Prj., Ser.
    00 AMT 5.65%                                               07/01/28          3,850      3,970,236
  Delaware St. Econ. Dev. Auth.
    Rev., First Mtg. Gilpin Prj., Ser.
    98 5.62%                                                   07/01/19          2,000      2,049,860
  Delaware St. Econ. Dev. Auth.
    Rev., United Wtr. Delaware,
    Inc. Prj., Ser. 95 AMT 6.20%                               06/01/25          2,000      2,022,120
  Delaware St. Econ. Dev. Auth.
    Rev., Wtr. Dev. Prj., Ser. 92B 6.45%                       12/01/07          1,165      1,202,699
  Delaware St. GO, Ser. 03A 5.00%                              01/01/10          1,000      1,039,160
  Delaware St. GO, Ser. 03B 5.00%                              07/01/11          1,600      1,683,488
  Delaware St. GO, Ser. 04A 5.00%                              01/01/09          2,000      2,058,320
  Delaware St. Hlth. Fac. Auth.
    Rev., Beebe Med. Ctr. Prj., Ser.
    04A 5.50%                                                  06/01/24          1,000      1,034,240
  Delaware St. Hlth. Fac. Auth.
    Rev., Catholic Hlth. East Prj.,
    Ser. 03D 5.12%                                             11/15/24          1,750      1,770,739
    5.25%                                                      11/15/28          2,225      2,268,343
  Delaware St. Hlth. Fac. Auth.
    Rev., Christiana Care Hlth.
    Svcs. Prj., Ser. 03 5.25%                                  10/01/12          3,000      3,187,950
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 92C
    7.38%                                                      01/01/15          1,420      1,414,391
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 01A
    5.40%                                                      07/01/24          2,835      2,859,466
  Delaware St. Hsg. Auth. Rev., Sr.
    Sgl. Fam. Mtg. Prj., Ser. 00
    AMT 5.90%                                                  07/01/20          1,165      1,196,117
  Delaware St. Hsg. Auth. Rev., Sr.
    Sgl. Fam. Mtg. Prj., Ser. 02A
    AMT 5.40%                                                  01/01/34            755        760,564
  Delaware St. Trans. Auth. Trans.
    Sys. Rev., Ser. 97 5.00%                                   07/01/08          1,000      1,021,040

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
  Delaware Trans. Auth. Sys. Rev.,
    Ser. 05 5.00%                                              07/01/12     $    1,500   $  1,579,140
  New Castle Cnty. GO, Ser. 02A 5.25%                          10/01/12          1,745      1,876,189
  Sussex Cnty. GO, Ser. 03 5.00%                               10/15/08          1,000      1,025,640
  Wilmington GO, Ser. 02 5.38%                                 06/01/17          1,500      1,596,075
  Wilmington GO, Ser. 06A 5.00%                                10/01/18          1,000      1,056,560
  Wilmington Pk. Auth. Gtd. Pk.
    Rev., Ser. 02
                                                              09/15/14-
    5.25%                                                      09/15/15          2,965      3,195,051
                                                                                         ------------
                                                                                           43,051,738

                                                                                         ------------
Multi-State - 10.0%
  Charter Mac Equity Issue Tr., Ser.
    99 6.62%(b)                                                06/30/09          1,000      1,056,410
  Charter Mac Equity Issue Tr., Ser.0
    00 7.60%(b)                                                11/30/10          1,000      1,106,470
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(b)                                                   06/30/09          2,000      2,126,620
    7.75%(b)                                                   11/01/10          2,000      2,205,380
                                                                                         ------------
                                                                                            6,494,880

                                                                                         ------------
Puerto Rico - 0.1%
  Pub. Fin. Corp. Cmwlth. Approp.
    Rev., Ser. 98A 5.38%                                       06/01/14             50         54,019
                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $48,940,172)
                                                                                           49,600,637

                                                                                         ------------
TENDER OBLIGATION MUNICIPAL BONDS - 21.4%
Puerto Rico - 21.4%
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00A
                                                               10/01/16               400     497,008
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00B
                                                               10/01/17               500     628,500
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00C
                                                               10/01/18               500     625,280
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00D
                                                               10/01/19               650     810,784
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00E
                                                               10/01/20               250     311,040
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00F
                                                               10/01/24               250     306,220
  Pub. Fin. Corp. RITES Rev., Ser. 98
                                                               06/01/12             5,000   5,860,450

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Pub. Fin. Corp. RITES Rev., Ser.
    99

                                                               06/01/14     $    4,025   $  4,949,341
                                                                                         ------------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS

  (Cost $12,199,287)                                                                       13,988,623
                                                                                         ------------

                                                                          NUMBER

                                                                      OF SHARES
                                                                     -----------
MONEY MARKET FUND - 1.6%
  Wilmington Trust Tax-Free Money
    Market Fund

  (Cost $1,034,895)                                      1,034,895     1,034,895
                                                                     -----------

TOTAL INVESTMENTS IN
  SECURITIES -  99.1%
  (Cost $62,174,354(a))                                               64,624,155
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.9%                                                     585,415
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 65,209,570
                                                                    ============

-------------------

(a)  Cost for federal income tax purposes is $62,237,294. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $2,956,745
      Gross unrealized depreciation                                    (569,884)
                                                                     ----------
                                                                      $2,386,861

                                                                     ==========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 10.0% of its net assets, with a current market value of
     $6,494,880, in securities restricted as to resale.

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS - 91.8%
Kentucky - 63.7%
  Boone Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Ser. 00B
    5.38%                                                      08/01/20     $    2,500   $  2,622,200
  Bowling Green Sch. Dist. Fin.
    Corp. Rev., Ser. 00
                                                              01/01/18-
    5.75%                                                      01/01/20          2,185      2,316,551
  Econ. Dev. Fin. Auth. Hlth. Sys.
    Rev., Norton Healthcare, Inc.
    Prj., Ser. 00A
    6.62%                                                      10/01/28          1,750      1,883,175
  Frankfort Elec. & Wtr. Plant Bd.
    Rev., Ser. 99
    5.60%                                                      12/01/19          1,045      1,106,791
  Grayson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser. 95B
    5.95%(b)                                                   01/01/08            430        434,717
  Hardin Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Ser. 00
    5.50%                                                      02/01/16          1,675      1,777,460
  Hopkins Cnty. GO, Detention
    Fac. Prj., Ser. 00
    5.75%                                                      02/01/10          1,800      1,924,956
  Hsg. Corp. Hsg. Rev., Ser. 01F
    AMT

    5.45%                                                      01/01/32          2,990      3,047,797
  Jefferson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser. 99A
    5.25%                                                      01/01/14          2,000      2,090,920
  Kenton Cnty. Arpt. Bd. Arpt. Rev.,
    Cincinnati Northern Kentucky
    Prj., Ser. 97A AMT

    6.30%                                                      03/01/15          1,000      1,032,780
  Kentucky St. Econ. Dev. Fin.
    Auth. Hosp. Fac. Rev., Ser.
    97C VRDN 4.00%(c)                                          01/01/22             50         50,000
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 65, Ser. 00
    5.95%(b)                                                   02/01/10          2,325      2,481,519
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 85, Ser. 05
    5.00%                                                      08/01/15          1,000      1,060,570
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 95
    6.50%                                                      07/01/08          3,000      3,153,540
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 01A
    5.50%                                                      07/01/15          1,000      1,097,250
  Lexington-Fayette Urban Cnty.
    Govt. GO, Ser. 00A
    5.75%                                                      02/01/20          1,500      1,594,845
  Lexington-Fayette Urban Cnty.
    Govt. Swr. Sys. Rev., Ser. 01A
                                                              07/01/20-
    5.00%                                                      07/01/21          3,775      3,916,134
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    97A

    6.25%                                                      05/15/07          1,015      1,046,363
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    99A

    5.75%                                                      05/15/33          3,750      3,993,037

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
  Louisville & Jefferson Cnty. Regl.
    Arpt. Auth. Arpt. Sys. Rev., Ser.
    01A AMT

    5.75%                                                      07/01/15     $    1,755   $  1,880,658
  Louisville & Jefferson Cnty. Regl.
    Arpt. Auth. Spec. Fac. Rev.,
    Ser. 99 AMT
    5.50%                                                      03/01/19          3,000      3,068,370
  Louisville Wtrwks. Brd. Wtr. Sys.
    Rev., Louisville Wtr. Co. Prj.,
    Ser. 00
    5.25%                                                      11/15/16          2,590      2,716,004
                                                                                         ------------
                                                                                           44,295,637

                                                                                         ------------
Multi-State - 11.1%
  Charter Mac Equity Issue Tr., Ser.
   99

   6.62%(d)                                                    06/30/09          1,000      1,056,410
  Charter Mac Equity Issue Tr., Ser.
   00

   7.60%(d)                                                    11/30/10          4,000      4,425,880
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
   7.75%(d)                                                    11/01/10          2,000      2,205,380
                                                                                         ------------
                                                                                            7,687,670

                                                                                         ------------
Ohio - 3.4%
  Hamilton Cnty. Hosp. Fac. Rev.,
    Ser. 02A VRDN
    3.97%(c)                                                   07/05/06          2,400      2,400,000
                                                                                         ------------
Puerto Rico - 13.6%
  Cmwlth. Hwy. & Trans. Auth.
    Rev., Ser. 00C

    6.00%                                                      07/01/29          5,000      5,409,700
  Pub. Fin. Corp. Cmwlth. Approp.
    Rev., Ser. 02E

    5.50%(b)                                                   02/01/12          3,740      4,021,360
                                                                                         ------------
                                                                                            9,431,060

                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Cost $60,179,206)                                                                       63,814,367
                                                                                         ------------
TENDER OBLIGATION MUNICIPAL BONDS - 6.6%
Puerto Rico - 6.6%
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00A
                                                               10/01/16            400        497,008
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00B
                                                               10/01/17            500        628,500
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00C
                                                               10/01/18            500        625,280
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00D
                                                               10/01/19            650        810,784
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00E
                                                               10/01/20            250        311,040
  Cmwlth. Infra. Fin. Auth. SO
    RITES, Ser. 00F
                                                               10/01/24            250        306,220

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                               PAR
                                                               MATURITY       (000)         VALUE
                                                              ----------    ----------   ------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Cmwlth. Infra. Fin. Auth. Spec.
    RITES PA-569 Rev., Ser. 99
                                                               07/01/12     $    1,335   $  1,442,815
                                                                                         ------------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS

  (Cost $3,938,551)                                                                         4,621,647
                                                                                         ------------

                                                                          NUMBER

                                                                      OF SHARES
                                                                     -----------
MONEY MARKET FUND - 0.0%
  Wilmington Trust Tax-Free Money
    Market Fund

  (Cost $15,117)                                            15,117        15,117
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES -  98.4%
  (Cost $64,132,874(a))                                               68,451,131
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                                                   1,078,533
                                                                     -----------
NET ASSETS - 100.0%                                                  $69,529,664
                                                                     ===========

-------------------

(a)  Cost for federal income tax purposes is $64,160,591. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $4,326,554
      Gross unrealized depreciation                                     (36,014)
                                                                     ----------
                                                                      $4,290,540

                                                                     ==========

(b)  This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)  For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

(d)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 11.1% of its net assets, with a current market value of
     $7,687,670, in securities restricted as to resale.

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

  AMT       Alternative Minimum Tax
  COP       Certificates of Participation
  GO        General Obligations
  RITES     Residual Interest Tax-Exempt Security
  SO        Special Obligations
  VRDN      Variable Rate Demand Notes

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock FundsSM

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	8/21/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	8/21/2006

By (Signature and Title)	/s/ William McGinley
William McGinley, Treasurer and Principal Financial Officer

Date	8/21/2006